UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company
200 Clarendon Street, Boston, MA 02116
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: February 28, 2014

Date of reporting period: November 30, 2013

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 81.13%

AEROSPACE & DEFENSE — 1.71%
BAE Systems PLC
5.80%, 10/11/41[a]	$150	$157,200
Boeing Co. (The)
4.88%, 02/15/20	70	79,269
6.88%, 03/15/39	300	400,139
8.75%, 08/15/21	25	34,008
Honeywell International Inc.
5.38%, 03/01/41	181	202,282
5.70%, 03/15/37	180	206,075
Lockheed Martin Corp.
4.07%, 12/15/42	516	448,442
4.85%, 09/15/41	300	295,830
Northrop Grumman Corp.
5.05%, 11/15/40	440	432,855
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	200	177,302
Raytheon Co.
4.70%, 12/15/41	200	195,065
4.88%, 10/15/40[b]	190	189,790
United Technologies Corp.
4.50%, 06/01/42	900	874,365
5.40%, 05/01/35	75	82,983
5.70%, 04/15/40	305	348,184
6.05%, 06/01/36	225	266,474
6.70%, 08/01/28	125	156,724

		4,546,987
AIR FREIGHT & LOGISTICS — 0.32%
FedEx Corp.
3.88%, 08/01/42	250	207,330
United Parcel Service Inc.
4.88%, 11/15/40 (Call 05/15/40)	25	26,206
6.20%, 01/15/38	387	473,265
8.38%, 04/01/30[c]	100	134,215

		841,016
AUTO COMPONENTS — 0.10%
Johnson Controls Inc.
6.00%, 01/15/36	250	272,547

		272,547
AUTOMOBILES — 0.51%
Ford Motor Co.
7.45%, 07/16/31	1,115	1,360,792

		1,360,792
BEVERAGES — 1.33%
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	51	43,834
6.38%, 01/15/40	300	368,243
8.00%, 11/15/39	200	288,113
8.20%, 01/15/39	456	666,629

Security	Principal (000s)	Value

Diageo Capital PLC
5.88%, 09/30/36	$285	$325,803
Dr Pepper Snapple Group Inc.
7.45%, 05/01/38	115	149,160
Molson Coors Brewing Co.
5.00%, 05/01/42	290	281,761
Pepsi Bottling Group Inc. (The)
Series B
7.00%, 03/01/29[b]	500	633,433
PepsiCo Inc.
5.50%, 01/15/40	300	325,779
Pernod Ricard SA
5.50%, 01/15/42[a]	150	154,305
SABMiller Holdings Inc.
4.95%, 01/15/42[a]	300	301,710

		3,538,770
BIOTECHNOLOGY — 0.90%
Amgen Inc.
4.95%, 10/01/41	430	407,476
5.15%, 11/15/41 (Call 05/15/41)	250	245,916
5.38%, 05/15/43 (Call 11/15/42)	700	711,663
6.38%, 06/01/37	75	85,298
6.40%, 02/01/39[b]	300	341,799
Genentech Inc.
5.25%, 07/15/35	300	320,450
Gilead Sciences Inc.
5.65%, 12/01/41 (Call 06/01/41)	260	288,771

		2,401,373
BUILDING PRODUCTS — 0.06%
Owens Corning Inc.
7.00%, 12/01/36	150	164,364

		164,364
CAPITAL MARKETS — 2.79%
CDP Financial Inc.
5.60%, 11/25/39[a]	250	283,871
Credit Suisse (USA) Inc.
7.13%, 07/15/32	225	294,109
European Investment Bank
4.88%, 02/15/36	230	254,673
FMR LLC
7.57%, 06/15/29[a]	400	499,566
Goldman Sachs Group Inc. (The)
5.95%, 01/15/27	575	620,090
6.13%, 02/15/33	455	507,929
6.25%, 02/01/41[b]	750	861,166
6.45%, 05/01/36	275	294,648
6.75%, 10/01/37	875	970,372
Jefferies Group LLC
6.25%, 01/15/36	475	460,750
6.45%, 06/08/27	180	186,750
Merrill Lynch & Co. Inc.
6.11%, 01/29/37	300	319,202
7.75%, 05/14/38	695	881,426
Morgan Stanley
6.38%, 07/24/42	556	647,900
7.25%, 04/01/32	125	156,535
Temasek Financial I Ltd.
3.38%, 07/23/42[a]	250	197,745

		7,436,732

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

CHEMICALS — 1.46%
Agrium Inc.
6.13%, 01/15/41 (Call 07/15/40)	$255	$274,210
Braskem America Finance Co.
7.13%, 07/22/41 (Call 01/22/41)[a]	200	183,500
Dow Chemical Co. (The)
4.38%, 11/15/42 (Call 05/15/42)	50	44,187
5.25%, 11/15/41 (Call 05/15/41)	240	241,314
7.38%, 11/01/29	190	242,457
9.40%, 05/15/39	255	380,350
E.I. du Pont de Nemours and Co.
4.90%, 01/15/41	485	481,947
Eastman Chemical Co.
4.80%, 09/01/42 (Call 03/01/42)	315	297,090
Ecolab Inc.
5.50%, 12/08/41	370	392,966
Lubrizol Corp.
6.50%, 10/01/34	100	121,292
LYB International Finance BV
5.25%, 07/15/43[b]	250	251,787
Monsanto Co.
3.60%, 07/15/42 (Call 01/15/42)	100	83,033
5.50%, 08/15/25	100	115,000
Series 1
5.50%, 07/30/35	100	110,616
Potash Corp. of Saskatchewan Inc.
5.88%, 12/01/36	185	203,693
PPG Industries Inc.
7.70%, 03/15/38	160	207,820
Rohm and Haas Co.
7.85%, 07/15/29	200	264,839

		3,896,101
COMMERCIAL BANKS — 2.87%
Bank One Corp.
7.75%, 07/15/25[b]	50	63,007
8.00%, 04/29/27	200	261,756
Bank One Michigan
8.25%, 11/01/24	375	490,935
Barclays Bank PLC
6.86%, 12/31/49 (Call 06/15/32)[a,b,d]	250	257,500
BNP Paribas SA
7.20%, 12/31/49 (Call 06/25/37)[a,d]	200	207,250
Fifth Third Bancorp
8.25%, 03/01/38	225	303,084
HSBC Bank (USA) N.A.
5.63%, 08/15/35[b]	1,250	1,347,086
HSBC Bank PLC
7.65%, 05/01/25	100	120,484
HSBC Holdings PLC
6.50%, 05/02/36	250	296,712
6.50%, 09/15/37	655	781,262
7.63%, 05/17/32	100	125,080
Rabobank Nederland
5.25%, 05/24/41	360	377,117
Siemens Financieringsmat
6.13%, 08/17/26[a]	300	354,195
Standard Chartered PLC
7.01%, 12/31/49 (Call 07/30/37)[a,d]	200	211,000

Security	Principal (000s)	Value

UBS AG Stamford
7.75%, 09/01/26	$200	$248,745
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	210	215,574
6.55%, 10/15/35	50	56,889
6.61%, 10/01/25	100	113,989
Wells Fargo & Co.
5.38%, 02/07/35	180	192,605
5.61%, 01/15/44[a]	1,081	1,103,847
Wells Fargo Bank N.A.
5.95%, 08/26/36	200	229,716
Wells Fargo Capital X
5.95%, 12/01/86	286	280,280

		7,638,113
COMMERCIAL SERVICES & SUPPLIES — 0.59%
Republic Services Inc.
5.70%, 05/15/41 (Call 11/15/40)	200	215,999
6.09%, 03/15/35	50	54,556
6.20%, 03/01/40	25	28,430
Unilever Capital Corp.
5.90%, 11/15/32	565	695,348
Waste Management Inc.
6.13%, 11/30/39[b]	105	119,378
7.00%, 07/15/28	50	61,212
7.10%, 08/01/26	75	92,500
7.75%, 05/15/32	225	295,340

		1,562,763
COMMUNICATIONS EQUIPMENT — 0.53%
Cisco Systems Inc.
5.50%, 01/15/40	375	402,606
5.90%, 02/15/39	524	587,692
Harris Corp.
6.15%, 12/15/40	100	106,710
Juniper Networks Inc.
5.95%, 03/15/41	95	94,837
Motorola Solutions Inc.
6.63%, 11/15/37	9	9,057
7.50%, 05/15/25	175	210,382

		1,411,284
COMPUTERS & PERIPHERALS — 0.31%
Apple Inc.
2.40%, 05/03/23[b]	450	407,843
3.85%, 05/04/43	250	208,567
Hewlett-Packard Co.
6.00%, 09/15/41	210	207,680

		824,090
CONSTRUCTION & ENGINEERING — 0.09%
Odebrecht Finance Ltd.
7.13%, 06/26/42 (Call 12/26/41)[a]	250	232,188

		232,188
CONSUMER FINANCE — 0.11%
American Express Co.
4.05%, 12/03/42	337	296,595

		296,595

2

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

CONTAINERS & PACKAGING — 0.06%
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	$150	$157,132

		157,132
DIVERSIFIED CONSUMER SERVICES — 0.54%
Massachusetts Institute of Technology
5.60%, 07/01/2111	200	231,950
President and Fellows of Harvard College (The)
6.30%, 10/01/37 (Call 04/01/16)	41	45,988
6.50%, 01/15/39[a]	500	648,425
Tufts University
Series 2012
5.02%, 04/15/2112	250	229,715
University of Southern California
5.25%, 10/01/2111	250	270,850

		1,426,928
DIVERSIFIED FINANCIAL SERVICES — 4.71%
Bank of America Corp.
5.88%, 02/07/42	420	475,735
Citigroup Inc.
5.50%, 09/13/25	250	264,638
5.85%, 12/11/34	132	145,361
5.88%, 05/29/37	38	42,104
5.88%, 01/30/42	270	301,853
6.13%, 08/25/36	500	526,699
6.63%, 06/15/32	400	444,824
6.68%, 09/13/43	100	111,832
6.88%, 03/05/38	338	423,007
6.88%, 02/15/98	75	84,022
8.13%, 07/15/39	210	292,524
CME Group Inc
5.30%, 09/15/43 (Call 03/15/43)	200	209,407
Daimler Finance North America LLC
8.50%, 01/18/31	338	487,282
Deutsche Telekom International Finance BV
4.88%, 03/06/42[a,b]	700	668,242
8.75%, 06/15/30	349	492,470
9.25%, 06/01/32	100	149,748
General Electric Capital Corp.
5.88%, 01/14/38	770	871,694
6.15%, 08/07/37	525	610,451
6.88%, 01/10/39	750	949,516
Series A
6.75%, 03/15/32	1,633	2,023,883
General Electric Capital Services Inc.
7.50%, 08/21/35	100	132,364
Goldman Sachs Capital I
6.35%, 02/15/34[b]	545	554,472
Hutchison Whampoa International Ltd.
7.45%, 11/24/33[a,b]	50	64,005
J.P. Morgan Chase & Co.
5.40%, 01/06/42	210	223,185
5.50%, 10/15/40	200	215,236
5.60%, 07/15/41	580	633,421
5.63%, 08/16/43	150	152,906
6.40%, 05/15/38	275	328,440
National Rural Utilities Cooperative Finance Corp.
Series C
8.00%, 03/01/32	280	377,592

Security	Principal (000s)	Value

Votorantim Cimentos SA
7.25%, 04/05/41[a]	$300	$286,500

		12,543,413
DIVERSIFIED TELECOMMUNICATION SERVICES — 5.81%
AT&T Corp.
8.00%, 11/15/31	550	736,678
AT&T Inc.
4.30%, 12/15/42 (Call 06/15/42)	204	170,194
4.35%, 06/15/45 (Call 12/15/44)	718	593,876
5.35%, 09/01/40	600	579,917
5.55%, 08/15/41	420	417,490
6.15%, 09/15/34[b]	300	319,622
6.30%, 01/15/38	401	433,840
6.50%, 09/01/37	485	537,655
6.55%, 02/15/39	575	638,882
British Telecommunications PLC
9.63%, 12/15/30	525	779,775
Orange
5.38%, 01/13/42	250	250,453
8.75%, 03/01/31	580	799,215
Qwest Corp.
6.88%, 09/15/33 (Call 12/30/13)	205	194,750
7.13%, 11/15/43 (Call 12/30/13)	100	94,840
Royal KPN NV
8.38%, 10/01/30	205	258,331
Telefonica Emisiones SAU
7.05%, 06/20/36	550	598,109
Telefonica Europe BV
8.25%, 09/15/30	137	163,420
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)[b]	250	200,055
4.75%, 11/01/41	590	536,423
6.40%, 09/15/33	1,700	1,897,829
6.40%, 02/15/38	330	366,500
6.55%, 09/15/43	2,175	2,475,274
6.90%, 04/15/38	280	326,309
7.35%, 04/01/39	200	246,038
7.75%, 12/01/30[b]	1,065	1,333,907
Verizon Florida LLC
Series E
6.86%, 02/01/28	100	105,271
Verizon Global Funding Corp.
5.85%, 09/15/35[b]	255	266,157
7.75%, 06/15/32	100	124,433
Verizon Maryland Inc.
Series B
5.13%, 06/15/33	50	46,682

		15,491,925
ELECTRIC UTILITIES — 8.15%
Alabama Power Co.
6.00%, 03/01/39	115	133,900
6.13%, 05/15/38	105	122,180
Series 1
5.65%, 03/15/35 (Call 03/15/15)	100	104,804
Appalachian Power Co.
7.00%, 04/01/38	505	608,805
Arizona Public Service Co.
5.50%, 09/01/35	150	159,613
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	400	333,923

3

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Connecticut Light & Power Co. (The)
6.35%, 06/01/36	$150	$180,323
Detroit Edison Co. (The)
5.70%, 10/01/37	100	114,988
Series A
6.63%, 06/01/36	100	126,031
Dominion Resources Inc.
Series F
5.25%, 08/01/33	550	587,621
Duke Energy Carolinas LLC
4.00%, 09/30/42 (Call 03/30/42)	300	270,870
4.25%, 12/15/41 (Call 06/15/41)	230	216,627
5.30%, 02/15/40	165	180,816
6.05%, 04/15/38	530	627,766
6.45%, 10/15/32	75	89,282
Duke Energy Florida Inc.
3.85%, 11/15/42 (Call 05/15/42)	280	244,875
6.35%, 09/15/37	200	247,860
6.40%, 06/15/38	265	331,436
Duke Energy Indiana Inc.
6.12%, 10/15/35	76	84,935
6.45%, 04/01/39	50	61,488
Duke Energy Progress Inc.
4.10%, 05/15/42 (Call 11/15/41)	280	257,404
E.ON International Finance BV
6.65%, 04/30/38[a]	271	330,028
El Paso Electric Co.
6.00%, 05/15/35	150	157,200
Enel Finance International SA
6.00%, 10/07/39[a]	600	577,740
FirstEnergy Solutions Corp.
6.80%, 08/15/39	330	331,472
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	480	441,025
4.13%, 02/01/42 (Call 08/02/41)[b]	190	177,757
4.95%, 06/01/35	100	106,270
5.25%, 02/01/41 (Call 08/01/40)	100	109,488
5.85%, 05/01/37	100	117,605
5.95%, 02/01/38	181	216,043
Georgia Power Co.
4.30%, 03/15/42	500	452,047
5.40%, 06/01/40	315	330,908
Series 07-A
5.65%, 03/01/37	100	108,692
Iberdrola International BV
6.75%, 07/15/36	125	136,313
Jersey Central Power & Light Co.
6.15%, 06/01/37	100	103,647
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	100	101,572
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	135	144,521
Massachusetts Electric Co.
5.90%, 11/15/39[a]	30	33,608
MidAmerican Energy Holdings Co.
5.80%, 10/15/36	100	114,360
5.95%, 05/15/37	150	164,877
6.13%, 04/01/36	1,119	1,265,559
6.50%, 09/15/37	405	475,598
8.48%, 09/15/28	196	268,632
Nevada Power Co.
5.45%, 05/15/41 (Call 11/15/40)	335	366,278
Nisource Finance Corp.
5.25%, 02/15/43 (Call 08/15/42)[b]	250	238,514
5.95%, 06/15/41 (Call 12/15/40)	95	99,710

Security	Principal (000s)	Value

Northern States Power Co.
3.40%, 08/15/42 (Call 02/15/42)	$650	$531,576
4.85%, 08/15/40 (Call 02/15/40)	230	236,548
5.25%, 07/15/35	50	53,974
6.25%, 06/01/36	100	121,980
Oglethorpe Power Corp.
5.25%, 09/01/50	25	24,669
6.19%, 01/01/31[a]	400	429,674
Ohio Edison Co.
6.88%, 07/15/36	200	234,114
Oncor Electric Delivery Co. LLC
5.25%, 09/30/40	100	101,554
5.30%, 06/01/42 (Call 12/01/41)	155	162,944
7.00%, 09/01/22	240	290,467
7.50%, 09/01/38	25	32,069
Pacific Gas & Electric Co.
4.45%, 04/15/42 (Call 10/15/41)	450	411,907
4.50%, 12/15/41 (Call 06/15/41)	330	303,768
5.40%, 01/15/40	330	344,081
5.80%, 03/01/37	65	71,035
6.05%, 03/01/34	379	428,637
6.25%, 03/01/39	150	172,866
PacifiCorp
4.10%, 02/01/42 (Call 08/01/41)[b]	350	320,853
5.75%, 04/01/37	150	171,417
6.10%, 08/01/36	100	117,645
Peco Energy Co.
5.95%, 10/01/36	100	115,957
Potomac Electric Power Co.
6.50%, 11/15/37	175	221,103
PPL Electric Utilities Corp.
5.20%, 07/15/41 (Call 01/15/41)	235	252,598
Public Service Co. of Colorado
6.25%, 09/01/37	49	60,995
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	25	23,410
5.45%, 02/01/41 (Call 08/01/40)	190	209,790
6.05%, 01/15/38	323	377,119
Southern California Edison Co.
5.63%, 02/01/36[b]	75	85,244
6.00%, 01/15/34	105	123,202
6.05%, 03/15/39	100	119,638
Series 05-B
5.55%, 01/15/36	50	55,714
Series 05-E
5.35%, 07/15/35	75	81,976
Series 06-E
5.55%, 01/15/37	75	83,788
Series 08-A
5.95%, 02/01/38	479	563,959
Series 13-A
3.90%, 03/15/43 (Call 09/15/42)	250	222,281
Southwestern Electric Power Co.
6.20%, 03/15/40	140	154,311
Southwestern Public Service Co.
6.00%, 10/01/36	50	55,576
System Energy Resources Inc.
4.10%, 04/01/23 (Call 01/01/23)	150	149,407
Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	315	282,639
Union Electric Co.
3.90%, 09/15/42 (Call 03/15/42)	430	382,717
Virginia Electric and Power Co.
4.00%, 01/15/43 (Call 07/15/42)	260	234,634
8.88%, 11/15/38	145	225,100

4

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Series A
6.00%, 05/15/37	$175	$205,948
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)	255	236,245
Wisconsin Electric Power Co.
3.65%, 12/15/42 (Call 06/15/42)	260	220,936
Wisconsin Power & Light Co.
6.38%, 08/15/37	260	317,058
Xcel Energy Inc.
6.50%, 07/01/36	50	59,758

		21,737,892
ELECTRICAL EQUIPMENT — 0.33%
Eaton Corp. PLC
4.00%, 11/02/32[b]	525	487,864
Emerson Electric Co.
6.00%, 08/15/32	130	151,537
Rockwell Automation Inc.
6.25%, 12/01/37	100	117,479
6.70%, 01/15/28	100	124,214

		881,094
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.13%
Corning Inc.
4.70%, 03/15/37	75	71,306
5.75%, 08/15/40	40	44,442
7.25%, 08/15/36 (Call 08/15/26)	200	233,846

		349,594
ENERGY EQUIPMENT & SERVICES — 1.27%
Baker Hughes Inc.
5.13%, 09/15/40	385	406,597
Global Marine Inc.
7.00%, 06/01/28	100	106,187
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	180	170,619
7.45%, 09/15/39	435	579,749
National Oilwell Varco Inc.
3.95%, 12/01/42 (Call 06/01/42)	480	424,567
Noble Holding International Ltd.
5.25%, 03/15/42[b]	250	237,561
6.20%, 08/01/40	30	31,543
Transocean Inc.
6.80%, 03/15/38[b]	241	262,777
7.50%, 04/15/31	430	490,770
Weatherford International Ltd.
5.95%, 04/15/42 (Call 10/17/41)	331	328,638
6.50%, 08/01/36[b]	256	266,464
6.75%, 09/15/40	75	80,223

		3,385,695
FOOD & STAPLES RETAILING — 2.46%
CVS Caremark Corp.
5.75%, 05/15/41 (Call 11/15/40)	430	466,871
6.13%, 09/15/39	200	227,263
6.25%, 06/01/27	230	271,120
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
5.70%, 10/01/40	415	397,818
Kroger Co. (The)
5.40%, 07/15/40 (Call 01/15/40)	40	39,930

Security	Principal (000s)	Value

6.90%, 04/15/38	$405	$471,386
7.50%, 04/01/31	125	152,652
Safeway Inc.
7.25%, 02/01/31	150	155,182
Sysco Corp.
5.38%, 09/21/35	200	217,928
Tesco PLC
6.15%, 11/15/37[a]	300	332,987
Wal-Mart Stores Inc.
4.00%, 04/11/43 (Call 10/11/42)[b]	100	88,735
5.00%, 10/25/40	100	103,583
5.25%, 09/01/35	1,140	1,227,644
5.63%, 04/15/41	400	451,799
6.20%, 04/15/38	975	1,164,707
6.50%, 08/15/37	484	602,688
6.75%, 10/15/23	50	62,783
7.55%, 02/15/30	100	133,942

		6,569,018
FOOD PRODUCTS — 1.52%
Archer-Daniels-Midland Co.
4.02%, 04/16/43	26	22,578
4.54%, 03/26/42	283	268,832
5.38%, 09/15/35	155	164,519
5.77%, 03/01/41	150	168,602
Cargill Inc.
4.10%, 11/01/42[a]	150	130,254
6.63%, 09/15/37[a]	180	217,215
ConAgra Foods Inc.
6.63%, 08/15/39	175	201,579
8.25%, 09/15/30	300	382,969
General Mills Inc.
5.40%, 06/15/40	150	161,252
Hershey Co. (The)
7.20%, 08/15/27	75	96,238
Kellogg Co.
Series B
7.45%, 04/01/31	150	190,579
Kraft Foods Group Inc.
5.00%, 06/04/42	150	146,612
6.50%, 02/09/40	230	269,832
6.88%, 01/26/39	367	443,145
Mead Johnson Nutrition Co.
5.90%, 11/01/39	100	108,514
Mondelez International Inc.
6.50%, 11/01/31	205	234,966
6.50%, 02/09/40	650	761,537
6.88%, 02/01/38	75	89,686

		4,058,909
GAS UTILITIES — 0.49%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	225	251,516
6.00%, 10/01/34	90	101,155
Boston Gas Co.
4.49%, 02/15/42[a]	155	148,413
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (Call 07/15/40)	55	62,862
KeySpan Corp.
8.00%, 11/15/30	190	247,856
KeySpan Gas East Corp.
5.82%, 04/01/41[a]	215	244,139

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

ONEOK Inc.
6.00%, 06/15/35	$150	$138,725
Southern California Gas Co.
Series KK
5.75%, 11/15/35	100	117,129

		1,311,795
HEALTH CARE EQUIPMENT & SUPPLIES — 0.61%
Abbott Laboratories
5.30%, 05/27/40	185	204,042
6.00%, 04/01/39	150	175,912
Baxter International Inc.
3.65%, 08/15/42	400	334,618
Boston Scientific Corp.
7.38%, 01/15/40	170	210,803
Covidien International Finance SA
6.55%, 10/15/37	230	286,724
Medtronic Inc.
4.00%, 04/01/43 (Call 10/01/42)	250	221,849
5.55%, 03/15/40	180	198,818

		1,632,766
HEALTH CARE PROVIDERS & SERVICES — 1.89%
Aetna Inc.
4.13%, 11/15/42 (Call 05/15/42)	250	217,681
4.50%, 05/15/42 (Call 11/15/41)	335	310,093
6.75%, 12/15/37	64	78,408
Cardinal Health Inc.
4.60%, 03/15/43[b]	150	138,392
Cigna Corp.
5.38%, 02/15/42 (Call 08/15/41)	230	241,700
5.88%, 03/15/41 (Call 09/15/40)	203	227,897
Dignity Health
4.50%, 11/01/42	150	122,594
Express Scripts Holding Co.
6.13%, 11/15/41	220	246,576
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	250	225,418
Kaiser Foundation Hospitals
4.88%, 04/01/42	150	144,265
Quest Diagnostics Inc.
6.95%, 07/01/37	280	310,961
Roche Holdings Inc.
7.00%, 03/01/39[a]	370	492,167
UnitedHealth Group Inc.
4.63%, 11/15/41 (Call 05/15/41)	180	170,876
5.80%, 03/15/36	140	155,698
5.95%, 02/15/41 (Call 08/15/40)	300	341,508
6.88%, 02/15/38	510	642,293
WellPoint Inc.
4.63%, 05/15/42	641	583,724
5.80%, 08/15/40	75	79,407
5.85%, 01/15/36	30	32,246
6.38%, 06/15/37	250	286,555

		5,048,459
HOTELS, RESTAURANTS & LEISURE — 0.32%
Darden Restaurants Inc.
6.80%, 10/15/37	80	80,066
McDonald’s Corp.
3.70%, 02/15/42	250	213,514
6.30%, 10/15/37	140	171,183
6.30%, 03/01/38	300	367,387

Security	Principal (000s)	Value

Yum! Brands Inc.
6.88%, 11/15/37	$26	$29,881

		862,031
HOUSEHOLD DURABLES — 0.04%
Whirlpool Corp.
5.15%, 03/01/43	100	98,036

		98,036
HOUSEHOLD PRODUCTS — 0.48%
Kimberly-Clark Corp.
5.30%, 03/01/41	25	27,568
6.63%, 08/01/37	420	531,709
Procter & Gamble Co. (The)
5.50%, 02/01/34	50	56,849
5.55%, 03/05/37	387	445,673
5.80%, 08/15/34	100	117,499
6.45%, 01/15/26	75	94,643

		1,273,941
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.55%
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	553	518,508
6.25%, 10/01/39	355	357,597
PSEG Power LLC
8.63%, 04/15/31	220	300,435
Southern Power Co.
5.15%, 09/15/41	200	196,731
TransAlta Corp.
6.50%, 03/15/40[b]	100	97,672

		1,470,943
INDUSTRIAL CONGLOMERATES — 0.40%
3M Co.
5.70%, 03/15/37	255	296,736
General Electric Co.
4.13%, 10/09/42	335	306,605
Koninklijke Philips NV
5.00%, 03/15/42	100	99,362
6.88%, 03/11/38	190	232,007
Parker Hannifin Corp.
Series A
6.25%, 05/15/38	100	119,239

		1,053,949
INSURANCE — 5.55%
ACE INA Holdings Inc.
4.15%, 03/13/43	265	244,624
Aflac Inc.
6.45%, 08/15/40	240	286,073
AIG Life Holdings Inc.
8.50%, 07/01/30	250	314,375
AIG Sunamerica Global Financing X
6.90%, 03/15/32[a]	50	61,552
Allstate Corp. (The)
5.20%, 01/15/42	250	258,566
5.55%, 05/09/35	200	223,317
American International Group Inc.

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

6.25%, 05/01/36	$580	$675,978
8.18%, 05/15/68 (Call 05/15/38)[d]	666	799,533
Aon PLC
8.21%, 01/01/27	300	367,624
AXA SA
8.60%, 12/15/30	360	441,948
Berkshire Hathaway Finance Corp.
4.40%, 05/15/42	250	230,487
5.75%, 01/15/40	295	328,802
Chubb Corp. (The)
6.00%, 05/11/37	360	425,352
Endurance Specialty Holdings Ltd.
7.00%, 07/15/34	100	108,958
Genworth Financial Inc.
6.50%, 06/15/34	75	80,949
Hartford Financial Services Group Inc.
5.95%, 10/15/36	150	168,569
6.10%, 10/01/41	140	162,247
6.63%, 03/30/40	50	61,292
Liberty Mutual Group Inc.
6.50%, 03/15/35[a]	345	375,955
Lincoln National Corp.
6.15%, 04/07/36	25	28,322
7.00%, 06/15/40	250	317,266
Loews Corp.
6.00%, 02/01/35	150	169,182
Marsh & McLennan Companies Inc.
5.88%, 08/01/33	100	107,444
Massachusetts Mutual Life Insurance Co.
8.88%, 06/01/39[a]	290	417,481
MetLife Capital Trust X
9.25%, 04/08/68 (Call 04/08/33)[a]	250	320,000
MetLife Inc.
4.13%, 08/13/42	350	309,307
5.70%, 06/15/35	980	1,086,053
6.40%, 12/15/66 (Call 12/15/31)	240	246,000
6.50%, 12/15/32	251	303,419
Nationwide Mutual Insurance Co.
9.38%, 08/15/39[a]	250	351,652
New York Life Insurance Co.
5.88%, 05/15/33[a]	100	109,982
6.75%, 11/15/39[a]	340	419,525
Northwestern Mutual Life Insurance Co.
6.06%, 03/30/40[a,b]	390	446,398
Pacific Life Insurance Co.
9.25%, 06/15/39[a]	285	397,480
Principal Financial Group Inc.
3.13%, 05/15/23	130	123,178
6.05%, 10/15/36	150	172,379
Progressive Corp. (The)
6.25%, 12/01/32	230	273,105
Protective Life Corp.
8.45%, 10/15/39	190	244,063
Prudential Financial Inc.
5.40%, 06/13/35	65	68,034
5.70%, 12/14/36	51	55,613
5.90%, 03/17/36	330	366,197
6.20%, 11/15/40	100	116,142
Series D
6.63%, 12/01/37	730	885,144
Swiss Re Treasury Corp.
4.25%, 12/06/42[a]	250	219,302
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39[a]	390	481,735
Travelers Companies Inc. (The)

Security	Principal (000s)	Value

5.35%, 11/01/40	$140	$153,762
6.25%, 06/15/37	323	391,612
6.75%, 06/20/36	50	63,484
Unum Group
5.75%, 08/15/42[b]	100	104,140
Validus Holdings Ltd.
8.88%, 01/26/40	175	229,286
WR Berkley Corp.
6.25%, 02/15/37	50	56,207
XL Group PLC
6.38%, 11/15/24	50	57,607
XLIT Ltd.
6.25%, 05/15/27	75	85,754

		14,792,456
INTERNET SOFTWARE & SERVICES — 0.13%
eBay Inc.
4.00%, 07/15/42 (Call 01/15/42)	415	348,190

		348,190
IT SERVICES — 0.53%
HP Enterprise Services LLC
7.45%, 10/15/29	140	156,557
International Business Machines Corp.
4.00%, 06/20/42	538	472,080
5.60%, 11/30/39	27	30,008
7.00%, 10/30/25[b]	350	449,789
Leidos Holdings Inc.
Series 1
5.95%, 12/01/40 (Call 06/01/40)	200	193,180
Western Union Co. (The)
6.20%, 06/21/40	125	117,552

		1,419,166
LEISURE EQUIPMENT & PRODUCTS — 0.10%
Hasbro Inc.
6.35%, 03/15/40	100	106,769
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	150	150,801

		257,570
MACHINERY — 0.85%
Caterpillar Inc.
3.80%, 08/15/42	345	291,595
5.20%, 05/27/41	300	317,623
6.05%, 08/15/36	75	86,819
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	350	309,168
5.38%, 10/16/29	75	83,174
8.10%, 05/15/30	50	69,236
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)[b]	425	464,493
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	200	172,025
4.88%, 09/15/41 (Call 03/15/41)	200	200,375
Transcontinental Gas Pipe Line Corp.
4.45%, 08/01/42 (Call 02/01/42)	285	254,795
5.40%, 08/15/41 (Call 02/15/41)	26	26,633

		2,275,936

7

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

MEDIA — 5.54%
21st Century Fox America Inc.
6.15%, 02/15/41	$575	$635,877
6.40%, 12/15/35	230	258,076
6.55%, 03/15/33	200	226,494
6.65%, 11/15/37	320	370,435
7.70%, 10/30/25	250	316,700
7.85%, 03/01/39	75	95,095
8.15%, 10/17/36	75	95,892
8.88%, 04/26/23	50	64,682
CBS Corp.
7.88%, 07/30/30	480	590,563
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	402	562,197
Comcast Corp.
4.25%, 01/15/33	260	240,631
4.65%, 07/15/42	250	229,908
6.40%, 03/01/40	425	490,009
6.45%, 03/15/37	480	555,265
6.95%, 08/15/37	275	335,286
COX Communications Inc.
8.38%, 03/01/39[a]	455	555,995
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.15%, 03/15/42	280	247,000
6.35%, 03/15/40	250	254,410
6.38%, 03/01/41	185	187,692
Discovery Communications LLC
4.88%, 04/01/43	250	233,133
6.35%, 06/01/40	300	334,804
Grupo Televisa SAB de CV CPO
6.63%, 03/18/25	100	114,991
6.63%, 01/15/40	255	275,441
Historic TW Inc.
6.63%, 05/15/29	380	437,788
6.95%, 01/15/28	100	120,921
7.57%, 02/01/24	100	123,962
NBCUniversal Media LLC
4.45%, 01/15/43	150	134,409
5.95%, 04/01/41	310	337,370
6.40%, 04/30/40	625	717,972
TCI Communications Inc.
7.13%, 02/15/28	100	125,253
7.88%, 02/15/26	200	262,791
Thomson Reuters Corp.
5.50%, 08/15/35	150	146,423
5.85%, 04/15/40	100	101,313
Time Warner Cable Inc.
5.50%, 09/01/41 (Call 03/01/41)	150	121,642
5.88%, 11/15/40 (Call 05/15/40)	850	722,813
6.75%, 06/15/39	280	260,388
7.30%, 07/01/38	350	345,564
Time Warner Entertainment Co. LP
8.38%, 07/15/33	327	355,677
Time Warner Inc.
6.10%, 07/15/40	225	241,692
6.25%, 03/29/41	550	603,600
6.50%, 11/15/36	350	389,813
7.63%, 04/15/31	640	797,261
Viacom Inc.
6.88%, 04/30/36	505	578,670
Walt Disney Co. (The)
4.38%, 08/16/41	240	227,544

Security	Principal (000s)	Value

7.00%, 03/01/32	$255	$331,399

		14,754,841
METALS & MINING — 2.71%
Alcoa Inc.
5.90%, 02/01/27	251	250,049
5.95%, 02/01/37	185	173,683
Barrick Australia Finance Pty Ltd.
5.95%, 10/15/39	255	225,049
Barrick Gold Corp.
5.25%, 04/01/42	350	288,521
Barrick North America Finance LLC
5.70%, 05/30/41	387	331,717
BHP Billiton Finance (USA) Ltd.
4.13%, 02/24/42	530	472,571
Cliffs Natural Resources Inc.
6.25%, 10/01/40[b]	345	301,420
Freeport-McMoRan Copper & Gold Inc.
5.45%, 03/15/43 (Call 09/15/42)	500	469,291
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	200	148,680
6.25%, 10/01/39	280	250,102
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)	75	75,569
6.40%, 12/01/37	150	166,964
Reliance Steel & Aluminum Co.
6.85%, 11/15/36	100	101,598
Rio Tinto Alcan Inc.
7.25%, 03/15/31	75	92,362
Rio Tinto Finance (USA) Ltd.
5.20%, 11/02/40	625	627,494
7.13%, 07/15/28	240	300,983
Southern Copper Corp.
5.25%, 11/08/42	190	153,101
6.75%, 04/16/40	125	118,919
7.50%, 07/27/35[b]	400	415,604
Teck Resources Ltd.
6.00%, 08/15/40 (Call 02/15/40)	230	218,497
6.25%, 07/15/41 (Call 01/15/41)	320	312,492
Vale Inco Ltd.
7.20%, 09/15/32	50	51,547
Vale Overseas Ltd.
6.88%, 11/21/36	580	593,713
6.88%, 11/10/39	440	450,367
8.25%, 01/17/34	237	274,000
Vale SA
5.63%, 09/11/42[b]	100	88,523
Xstrata Canada Financial Corp.
6.00%, 11/15/41[a]	295	282,971

		7,235,787
MULTI-UTILITIES — 1.30%
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	240	266,629
5.70%, 06/15/40	160	183,262
Series 05-A
5.30%, 03/01/35	50	53,566
Series 06-A
5.85%, 03/15/36	50	57,416
Series 06-B
6.20%, 06/15/36	50	59,868
Series 06-E
5.70%, 12/01/36	50	57,350

8

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Series 08-B
6.75%, 04/01/38	$340	$432,103
Dominion Resources Inc.
6.30%, 03/15/33	75	86,541
7.00%, 06/15/38	50	62,702
Series B
5.95%, 06/15/35	100	110,168
DTE Energy Co.
6.38%, 04/15/33	30	34,220
Public Service Electric & Gas Co.
3.95%, 05/01/42 (Call 11/01/41)	155	139,290
5.80%, 05/01/37	325	376,321
Puget Sound Energy Inc.
4.43%, 11/15/41 (Call 05/15/41)	25	23,851
5.48%, 06/01/35	50	54,462
5.64%, 04/15/41 (Call 10/15/40)	330	371,202
5.80%, 03/15/40	25	28,641
6.72%, 06/15/36	50	62,659
San Diego Gas & Electric Co.
4.30%, 04/01/42 (Call 10/01/41)	150	144,934
4.50%, 08/15/40	200	199,309
5.35%, 05/15/40	75	84,147
6.13%, 09/15/37	100	121,539
Sempra Energy
6.00%, 10/15/39	260	289,694
Veolia Environnement SA
6.75%, 06/01/38	150	166,991

		3,466,865
MULTILINE RETAIL — 0.80%
Kohl’s Corp.
6.88%, 12/15/37	150	165,322
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	220	199,501
4.30%, 02/15/43 (Call 08/15/42)	276	230,843
6.65%, 07/15/24	240	281,138
Nordstrom Inc.
6.95%, 03/15/28	100	123,076
7.00%, 01/15/38	100	125,665
Target Corp.
4.00%, 07/01/42	210	183,368
6.50%, 10/15/37	100	121,364
7.00%, 01/15/38	550	703,816

		2,134,093
OFFICE ELECTRONICS — 0.10%
Pitney Bowes Inc.
5.25%, 01/15/37	200	213,142
Xerox Corp.
6.75%, 12/15/39	50	53,583

		266,725
OIL, GAS & CONSUMABLE FUELS — 9.51%
Alberta Energy Co. Ltd.
7.38%, 11/01/31	100	117,245
8.13%, 09/15/30	75	92,502
Anadarko Finance Co.
7.50%, 05/01/31	80	100,032
Anadarko Petroleum Corp.
6.20%, 03/15/40	330	373,768
6.45%, 09/15/36	570	660,881
Apache Corp.

Security	Principal (000s)	Value

4.75%, 04/15/43 (Call 10/15/42)	$100	$98,252
5.10%, 09/01/40 (Call 03/01/40)	185	186,279
6.00%, 01/15/37	811	913,896
Burlington Resources Finance Co.
7.20%, 08/15/31	400	519,102
Canadian Natural Resources Ltd.
6.25%, 03/15/38	580	651,114
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	150	135,108
6.75%, 11/15/39	345	411,116
CNOOC Finance 2011 Ltd.
5.75%, 01/26/41[a]	200	214,608
CNOOC Finance 2012 Ltd.
5.00%, 05/02/42[a]	250	241,099
Colonial Pipeline Co.
4.20%, 04/15/43 (Call 10/15/42)[a]	250	222,464
ConocoPhillips
5.90%, 05/15/38	365	426,950
6.50%, 02/01/39	355	446,100
ConocoPhillips Canada Funding Co. I
5.95%, 10/15/36	100	116,743
ConocoPhillips Holding Co.
6.95%, 04/15/29	642	824,045
DCP Midstream LLC
8.13%, 08/16/30	350	425,122
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	600	553,262
5.60%, 07/15/41 (Call 01/15/41)	50	51,980
Devon Financing Corp. ULC
7.88%, 09/30/31	177	227,867
El Paso Pipeline Partners Operating Co. LLC
7.50%, 11/15/40	255	311,220
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	75	73,126
Series B
7.50%, 04/15/38	260	307,251
Encana Corp.
5.15%, 11/15/41 (Call 05/15/41)[b]	200	188,916
6.50%, 08/15/34	170	186,122
6.50%, 02/01/38	170	189,335
7.20%, 11/01/31	75	86,485
Energy Transfer Partners LP
6.05%, 06/01/41 (Call 12/01/40)	110	113,111
6.50%, 02/01/42 (Call 08/01/41)	355	384,243
6.63%, 10/15/36	190	205,097
7.60%, 02/01/24 (Call 11/01/23)[a]	75	90,672
Eni USA Inc.
7.30%, 11/15/27	100	125,894
Enterprise Products Operating LLC
4.45%, 02/15/43 (Call 08/15/42)	250	220,887
4.85%, 08/15/42 (Call 02/15/42)	250	233,414
5.70%, 02/15/42	370	388,042
5.95%, 02/01/41	175	189,614
6.13%, 10/15/39	60	66,091
7.55%, 04/15/38	100	126,815
Series D
6.88%, 03/01/33	100	119,358
Series H
6.65%, 10/15/34	100	117,444
Hess Corp.
5.60%, 02/15/41	425	445,612
7.13%, 03/15/33	330	394,442
7.30%, 08/15/31	25	30,232
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)[b]	480	449,919

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

5.00%, 08/15/42 (Call 02/15/42)	$250	$231,634
5.80%, 03/15/35	150	154,027
6.38%, 03/01/41	230	251,251
6.95%, 01/15/38	422	494,220
7.40%, 03/15/31	100	117,399
7.75%, 03/15/32[b]	100	122,532
Marathon Oil Corp.
6.60%, 10/01/37	205	244,812
Marathon Petroleum Corp.
6.50%, 03/01/41 (Call 09/01/40)	375	423,614
Motiva Enterprises LLC
6.85%, 01/15/40[a]	200	248,103
Murphy Oil Corp.
7.05%, 05/01/29	100	108,226
Nexen Energy ULC
6.40%, 05/15/37	264	302,244
7.50%, 07/30/39	175	223,027
7.88%, 03/15/32	160	209,588
Noble Energy Inc.
6.00%, 03/01/41 (Call 09/01/40)	260	285,974
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	355	372,548
6.85%, 10/15/37	100	112,599
Petro-Canada
5.35%, 07/15/33	100	102,047
6.80%, 05/15/38	26	31,260
Phillips 66
5.88%, 05/01/42	395	429,852
Plains All American Pipeline LP
5.15%, 06/01/42 (Call 12/01/41)	150	149,066
6.65%, 01/15/37	75	88,822
PTT PCL
4.50%, 10/25/42[a]	400	318,928
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.33%, 09/30/27[a]	250	278,686
Shell International Finance BV
5.50%, 03/25/40	350	390,746
6.38%, 12/15/38	767	941,620
Spectra Energy Capital LLC
7.50%, 09/15/38	100	116,026
Statoil ASA
5.10%, 08/17/40	380	395,156
6.50%, 12/01/28[a]	100	122,862
6.80%, 01/15/28	75	93,403
7.15%, 01/15/29	100	128,032
7.75%, 06/15/23	50	65,010
Suncor Energy Inc.
5.95%, 12/01/34	150	163,622
6.50%, 06/15/38	645	754,289
6.85%, 06/01/39	75	90,768
Sunoco Logistics Partners Operations LP
6.10%, 02/15/42	150	154,879
Talisman Energy Inc.
6.25%, 02/01/38	175	174,289
7.25%, 10/15/27	200	220,090
Texas Eastern Transmission LP
7.00%, 07/15/32	100	119,131
Total Capital International SA
3.70%, 01/15/24	250	249,767
TransCanada PipeLines Ltd.
5.60%, 03/31/34	100	107,433
5.85%, 03/15/36	100	109,457
6.10%, 06/01/40	125	141,825
6.20%, 10/15/37	30	34,108
7.25%, 08/15/38	355	451,309

Security	Principal (000s)	Value

7.63%, 01/15/39	$400	$530,168
Valero Energy Corp.
6.63%, 06/15/37	257	293,338
7.50%, 04/15/32	355	424,312
Williams Companies Inc. (The)
8.75%, 03/15/32	268	329,863
Williams Partners LP
6.30%, 04/15/40	240	257,374
XTO Energy Inc.
6.75%, 08/01/37	100	132,332

		25,344,545
PAPER & FOREST PRODUCTS — 0.40%
Georgia-Pacific LLC
7.75%, 11/15/29	420	537,132
International Paper Co.
6.00%, 11/15/41 (Call 05/15/41)	305	329,096
7.30%, 11/15/39	50	61,065
Westvaco Corp.
8.20%, 01/15/30	125	147,934

		1,075,227
PERSONAL PRODUCTS — 0.06%
Estee Lauder Companies Inc. (The)
3.70%, 08/15/42[b]	200	165,850

		165,850
PHARMACEUTICALS — 3.43%
AbbVie Inc.
4.40%, 11/06/42	785	717,600
Actavis Inc.
4.63%, 10/01/42 (Call 04/01/42)	380	343,743
AstraZeneca PLC
4.00%, 09/18/42[b]	500	440,601
6.45%, 09/15/37	687	830,906
Bristol-Myers Squibb Co.
5.88%, 11/15/36	320	372,339
6.13%, 05/01/38	79	94,309
Eli Lilly and Co.
5.50%, 03/15/27	100	115,434
5.55%, 03/15/37	375	413,469
6.77%, 01/01/36	50	63,220
GlaxoSmithKline Capital Inc.
5.38%, 04/15/34	225	246,246
6.38%, 05/15/38	562	694,912
Johnson & Johnson
4.50%, 09/01/40	75	75,204
4.95%, 05/15/33	150	164,593
5.95%, 08/15/37	600	722,767
Merck & Co. Inc.
6.40%, 03/01/28	100	123,382
6.55%, 09/15/37	655	819,470
Pfizer Inc.
7.20%, 03/15/39	1,079	1,443,701
Schering-Plough Corp./Merck & Co. Inc.
6.50%, 12/01/33	345	434,178
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	280	308,383
Wyeth LLC
5.95%, 04/01/37	260	304,828
6.45%, 02/01/24	150	182,935
Zoetis Inc.
4.70%, 02/01/43 (Call 08/01/42)	250	231,607

		9,143,827

10

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.44%
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	$250	$232,659
HCP Inc.
6.75%, 02/01/41 (Call 08/01/40)	100	118,915
Health Care REIT Inc.
5.13%, 03/15/43 (Call 09/15/42)	90	82,879
6.50%, 03/15/41 (Call 09/15/40)	100	110,077
Simon Property Group LP
6.75%, 02/01/40 (Call 11/01/39)[b]	250	312,921
Weyerhaeuser Co.
7.38%, 03/15/32	250	306,816

		1,164,267
ROAD & RAIL — 2.14%
Burlington Northern Santa Fe Corp.
4.38%, 09/01/42 (Call 03/01/42)	530	479,585
4.40%, 03/15/42 (Call 09/15/41)	426	383,808
5.40%, 06/01/41 (Call 12/01/40)	250	257,937
5.75%, 05/01/40 (Call 11/01/39)	200	218,060
6.15%, 05/01/37	150	169,992
6.20%, 08/15/36	100	114,505
Canadian National Railway Co.
3.50%, 11/15/42 (Call 05/15/42)	280	225,543
6.20%, 06/01/36	170	205,652
6.25%, 08/01/34	50	59,710
6.38%, 11/15/37	58	71,374
6.90%, 07/15/28	50	65,139
Canadian Pacific Railway Co.
4.45%, 03/15/23 (Call 12/15/22)	170	177,741
7.13%, 10/15/31	190	229,163
Con–way Inc.
6.70%, 05/01/34	100	100,412
CSX Corp.
4.10%, 03/15/44 (Call 09/15/43)[b]	250	213,961
4.40%, 03/01/43 (Call 09/01/42)	26	23,277
4.75%, 05/30/42 (Call 11/30/41)[b]	250	237,574
5.50%, 04/15/41 (Call 10/15/40)	70	73,973
6.00%, 10/01/36	140	155,613
6.22%, 04/30/40	105	120,246
ERAC USA Finance LLC
5.63%, 03/15/42[a]	250	253,999
7.00%, 10/15/37[a]	230	271,678
Norfolk Southern Corp.
4.84%, 10/01/41	233	225,203
5.59%, 05/17/25	100	111,177
5.64%, 05/17/29	100	109,065
6.00%, 05/23/11	325	350,461
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	170	177,849
4.30%, 06/15/42 (Call 12/15/41)	380	348,869
5.78%, 07/15/40	25	27,724
6.63%, 02/01/29	207	250,040

		5,709,330
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.34%
Applied Materials Inc.
5.85%, 06/15/41	190	197,935

Security	Principal (000s)	Value

Intel Corp.
4.00%, 12/15/32	$380	$350,742
4.80%, 10/01/41	375	363,111

		911,788
SOFTWARE — 0.75%
Microsoft Corp.
4.50%, 10/01/40	430	409,255
5.20%, 06/01/39	111	116,447
5.30%, 02/08/41	250	265,615
Oracle Corp.
5.38%, 07/15/40	490	526,508
6.13%, 07/08/39	470	549,468
6.50%, 04/15/38	100	121,597

		1,988,890
SPECIALTY RETAIL — 0.91%
Home Depot Inc. (The)
3.75%, 02/15/24 (Call 11/15/23)	250	251,638
4.88%, 02/15/44 (Call 08/15/43)	250	254,055
5.88%, 12/16/36	195	223,071
5.95%, 04/01/41 (Call 10/01/40)	800	924,094
Lowe’s Companies Inc.
4.65%, 04/15/42 (Call 10/15/41)	51	48,963
5.80%, 04/15/40 (Call 10/15/39)	590	657,563
6.88%, 02/15/28	50	62,230

		2,421,614
TEXTILES, APPAREL & LUXURY GOODS — 0.12%
Cintas Corp. No. 2
6.15%, 08/15/36	100	114,573
VF Corp.
6.00%, 10/15/33	75	83,242
6.45%, 11/01/37	100	116,804

		314,619
TOBACCO — 0.67%
Altria Group Inc.
4.25%, 08/09/42	250	210,467
9.95%, 11/10/38	14	21,450
10.20%, 02/06/39	135	210,303
Lorillard Tobacco Co.
7.00%, 08/04/41[b]	140	151,926
Philip Morris International Inc.
6.38%, 05/16/38	811	964,483
Reynolds American Inc.
7.25%, 06/15/37	200	234,618

		1,793,247
WATER UTILITIES — 0.14%
American Water Capital Corp.
6.59%, 10/15/37	175	212,413
United Utilities PLC
6.88%, 08/15/28	150	164,676

		377,089

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

WIRELESS TELECOMMUNICATION SERVICES — 1.17%
Alltel Corp.
7.88%, 07/01/32	$190	$247,577
America Movil SAB de CV
6.13%, 03/30/40	550	585,357
6.38%, 03/01/35[b]	475	516,490
AT&T Mobility LLC
7.13%, 12/15/31	200	243,046
New Cingular Wireless Services Inc.
8.75%, 03/01/31	205	289,759
Rogers Communications Inc.
7.50%, 08/15/38	140	177,516
United States Cellular Corp.
6.70%, 12/15/33	150	143,911
Vodafone Group PLC
4.38%, 02/19/43	230	196,071
6.15%, 02/27/37	411	446,210
6.25%, 11/30/32	50	54,620
7.88%, 02/15/30	174	221,577

		3,122,134

TOTAL CORPORATE BONDS & NOTES
(Cost: $230,376,609)		216,261,291

FOREIGN AGENCY OBLIGATIONS[e] — 4.52%

BRAZIL — 0.40%
Petrobras International Finance Co.
6.75%, 01/27/41[b]	785	746,427
6.88%, 01/20/40[b]	330	320,354

		1,066,781
CANADA — 0.67%
British Columbia (Province of)
6.50%, 01/15/26	200	254,881
Hydro-Quebec
8.05%, 07/07/24[b]	275	371,779
9.50%, 11/15/30	200	308,451
Quebec (Province of)
7.13%, 02/09/24	240	305,646
7.50%, 09/15/29	405	550,642

		1,791,399
CHILE — 0.21%
Codelco Inc.
4.25%, 07/17/42[a]	400	320,405
5.63%, 10/18/43[a]	250	243,389

		563,794
CHINA — 0.17%
Sinochem Overseas Capital Co. Ltd.
6.30%, 11/12/40[a]	200	211,781
Sinopec Group Overseas Development 2012 Ltd.
4.88%, 05/17/42[a]	250	237,922

		449,703

Security	Principal (000s)	Value

COLOMBIA — 0.10%
Ecopetrol SA
7.38%, 09/18/43	$250	$270,750

		270,750
FRANCE — 0.20%
Electricite de France SA
5.60%, 01/27/40[a]	180	189,101
6.95%, 01/26/39[a]	280	344,106

		533,207
GERMANY — 0.14%
KfW
0.00%, 04/18/36	450	179,836
0.00%, 06/29/37	480	181,813

		361,649
INDONESIA — 0.26%
PT Pertamina (Persero) Tbk
6.00%, 05/03/42[a]	850	688,500

		688,500
ITALY — 0.11%
Lombardy (Region of)
5.80%, 10/25/32	305	283,258

		283,258
KAZAKHSTAN — 0.16%
KazMunayGas National Co. JSC
5.75%, 04/30/43[a]	500	433,100

		433,100
MEXICO — 0.80%
Comision Federal de Electricidad
5.75%, 02/14/42[a,b]	300	274,500
Pemex Project Funding Master Trust
6.63%, 06/15/35	1,005	1,030,125
Petroleos Mexicanos
5.50%, 06/27/44	425	376,403
6.50%, 06/02/41	450	455,082

		2,136,110
NETHERLANDS — 0.09%
Kazakhstan Temir Zholy Finance BV
6.95%, 07/10/42[a]	250	250,000

		250,000
QATAR — 0.23%
Nakilat Inc.
6.07%, 12/31/33[a]	400	422,000
Qtel International Finance Ltd.
5.00%, 10/19/25[a]	200	202,000

		624,000

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

RUSSIA — 0.42%
Gazprom OAO Via Gaz Capital SA
7.29%, 08/16/37[a]	$300	$315,000
8.63%, 04/28/34[a]	450	530,437
Vnesheconombank Via VEB Finance PLC
6.80%, 11/22/25[a]	250	260,625

		1,106,062
SOUTH KOREA — 0.11%
Korea Gas Corp.
6.25%, 01/20/42[a]	250	286,432

		286,432
SUPRANATIONAL — 0.19%
Asian Development Bank
5.82%, 06/16/28	240	293,739
Inter-American Development Bank
3.88%, 10/28/41	245	223,367

		517,106
UNITED ARAB EMIRATES — 0.26%
Abu Dhabi National Energy Co.
6.50%, 10/27/36[a]	300	345,997
DP World Ltd.
6.85%, 07/02/37[a]	350	348,950

		694,947
TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $13,450,435)		12,056,798

FOREIGN GOVERNMENT OBLIGATIONS[e] — 11.32%

BRAZIL — 1.99%
Brazil (Federative Republic of)
7.13%, 01/20/37	605	688,187
8.25%, 01/20/34	980	1,232,350
8.75%, 02/04/25	425	570,563
8.88%, 04/15/24	688	925,360
10.13%, 05/15/27[b]	786	1,179,000
11.00%, 08/17/40 (Call 08/17/15)	620	713,000

		5,308,460
CHILE — 0.08%
Chile (Republic of)
3.63%, 10/30/42[b]	250	196,875

		196,875
COLOMBIA — 0.62%
Colombia (Republic of)
6.13%, 01/18/41	650	687,375
7.38%, 09/18/37	500	608,750
8.13%, 05/21/24[b]	275	355,438

		1,651,563

Security	Principal (000s)	Value

INDONESIA — 0.76%
Indonesia (Republic of)
5.25%, 01/17/42[a]	$750	$626,250
7.75%, 01/17/38[a]	700	794,500
8.50%, 10/12/35[a]	500	610,625

		2,031,375
ISRAEL — 0.14%
Israel (State of)
4.00%, 06/30/22[b]	350	365,750

		365,750
ITALY — 0.36%
Italy (Republic of)
5.38%, 06/15/33[b]	242	254,608
6.88%, 09/27/23	580	695,536

		950,144
MEXICO — 1.45%
United Mexican States
4.75%, 03/08/44	550	482,900
5.75%, 10/12/49	230	207,575
6.05%, 01/11/40	520	555,100
6.75%, 09/27/34	1,525	1,763,662
7.50%, 04/08/33[b]	402	503,505
8.30%, 08/15/31	255	343,613

		3,856,355
PANAMA — 0.56%
Panama (Republic of)
6.70%, 01/26/36	180	199,800
7.13%, 01/29/26[b]	700	841,750
9.38%, 04/01/29	330	458,700

		1,500,250
PERU — 0.68%
Peru (Republic of)
5.63%, 11/18/50	400	395,000
6.55%, 03/14/37	170	192,100
7.35%, 07/21/25	200	252,500
8.75%, 11/21/33	700	976,500

		1,816,100
PHILIPPINES — 1.11%
Philippines (Republic of the)
5.00%, 01/13/37	1,250	1,310,937
6.38%, 10/23/34	1,400	1,657,600

		2,968,537
QATAR — 0.25%
Qatar (Kingdom of)
5.75%, 01/20/42[a]	200	211,240
6.40%, 01/20/40[a]	400	458,000

		669,240

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2013

Security	Principal or Shares (000s)	Value

RUSSIA — 2.02%
Russian Federation (The)
5.63%, 04/04/42[a]	$1,200	$1,186,500
7.50%, 03/31/30[a,b,c]	2,864	3,351,219
12.75%, 06/24/28[a]	500	851,250

		5,388,969
SOUTH AFRICA — 0.18%
South Africa (Republic of)
4.67%, 01/17/24[b]	500	480,000

		480,000
TURKEY — 0.86%
Turkey (Republic of)
7.25%, 03/05/38	2,100	2,286,375

		2,286,375
URUGUAY — 0.26%
Uruguay (Republic of)
7.63%, 03/21/36[b]	565	687,888

		687,888

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $33,999,936)		30,157,881

U.S. GOVERNMENT OBLIGATIONS — 0.56%
U.S. Treasury Notes
2.75%, 11/15/23	1,500	1,501,172

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $1,501,442)		1,501,172

SHORT-TERM INVESTMENTS — 7.27%

MONEY MARKET FUNDS — 7.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[f,g,h]	14,118	14,118,243
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[f,g,h]	817	817,376

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f,g]	$4,432	$4,431,550

		19,367,169

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,367,169)		19,367,169

TOTAL INVESTMENTS IN SECURITIES — 104.80%
(Cost: $298,695,591)		279,344,311
Other Assets, Less Liabilities — (4.80)%		(12,795,528)

NET ASSETS — 100.00%		$266,548,783

CPO  —  Certificates of Participation (Ordinary)

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Investments are denominated in U.S. dollars.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

14

Schedule of Investments  (Unaudited)

iSHARES® 1-3 YEAR CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 81.47%

AEROSPACE & DEFENSE — 0.55%
Boeing Co. (The)
3.50%, 02/15/15	$15,910	$16,498,596
General Dynamics Corp.
1.00%, 11/15/17[a]	5,000	4,906,459
1.38%, 01/15/15	4,000	4,044,978
Honeywell International Inc.
5.40%, 03/15/16	1,000	1,106,676
Lockheed Martin Corp.
2.13%, 09/15/16	7,515	7,748,227
7.65%, 05/01/16	1,000	1,149,184
Precision Castparts Corp.
0.70%, 12/20/15	8,890	8,895,440
Textron Inc.
6.20%, 03/15/15	1,000	1,066,142
United Technologies Corp.
4.88%, 05/01/15	17,450	18,528,888

		63,944,590
AUTO COMPONENTS — 0.04%
Johnson Controls Inc.
2.60%, 12/01/16	4,000	4,141,289

		4,141,289
BEVERAGES — 2.20%
Anheuser-Busch Companies LLC
5.00%, 01/15/15[a]	110	115,570
Anheuser-Busch InBev Finance Inc.
0.80%, 01/15/16[a]	11,772	11,810,704
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	22,000	22,099,392
2.88%, 02/15/16[a]	2,000	2,093,062
4.13%, 01/15/15	29,450	30,653,266
5.38%, 11/15/14	12,450	13,019,245
Beam Inc.
5.38%, 01/15/16	3,261	3,556,650
Brown-Forman Corp.
1.00%, 01/15/18	3,000	2,927,432
Coca-Cola Co. (The)
0.75%, 03/13/15	12,290	12,333,979
0.75%, 11/01/16	20,000	20,020,895
1.50%, 11/15/15[a]	14,000	14,296,938
1.80%, 09/01/16[a]	14,782	15,222,536
Coca-Cola Enterprises Inc.
2.13%, 09/15/15	2,050	2,095,561
Diageo Capital PLC
0.63%, 04/29/16[a]	20,400	20,356,799
Diageo Finance BV
3.25%, 01/15/15	1,400	1,443,508
5.30%, 10/28/15	5,120	5,563,616
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	2,100	2,186,104
PepsiAmericas Inc.
4.88%, 01/15/15[a]	100	104,924

Security	Principal (000s)	Value

PepsiCo Inc.
0.70%, 08/13/15	$11,000	$11,042,796
0.70%, 02/26/16	13,000	12,998,912
0.75%, 03/05/15	19,750	19,819,455
1.25%, 08/13/17[a]	5,000	4,978,626
2.50%, 05/10/16	17,123	17,823,845
3.10%, 01/15/15	8,075	8,307,794

		254,871,609
BIOTECHNOLOGY — 0.50%
Amgen Inc.
1.88%, 11/15/14	19,310	19,559,078
4.85%, 11/18/14	8,380	8,728,414
Celgene Corp.
2.45%, 10/15/15[a]	915	941,096
Genentech Inc.
4.75%, 07/15/15	10,100	10,797,735
Genzyme Corp.
3.63%, 06/15/15	4,000	4,193,281
Gilead Sciences Inc.
2.40%, 12/01/14	13,585	13,825,707

		58,045,311
CAPITAL MARKETS — 12.11%
Bank of New York Mellon Corp. (The)
0.70%, 10/23/15 (Call 09/23/15)	10,700	10,726,183
0.70%, 03/04/16 (Call 02/03/16)	12,000	11,974,860
1.20%, 02/20/15 (Call 01/20/15)[a]	26,930	27,168,748
1.70%, 11/24/14 (Call 10/25/14)	10,500	10,639,678
2.30%, 07/28/16[a]	12,000	12,442,277
2.95%, 06/18/15[a]	2,000	2,076,374
4.75%, 12/15/14	110	114,932
Series G
4.95%, 03/15/15	140	147,769
Bear Stearns Companies Inc. (The)/ J.P. Morgan Chase & Co.
5.70%, 11/15/14	22,970	24,079,942
Charles Schwab Corp. (The)
0.85%, 12/04/15	3,500	3,502,093
Credit Suisse (USA) Inc.
4.88%, 01/15/15	10,250	10,739,302
5.13%, 08/15/15	15,248	16,360,054
5.38%, 03/02/16[a]	11,925	13,035,412
Deutsche Bank AG London
3.25%, 01/11/16[a]	25,800	26,930,088
3.45%, 03/30/15[a]	23,680	24,524,756
European Investment Bank
0.50%, 08/15/16	62,700	62,606,295
0.63%, 04/15/16[a]	90,600	90,938,473
0.88%, 12/15/14[a]	29,000	29,190,843
1.00%, 07/15/15	24,400	24,688,818
1.00%, 03/15/18	10,000	9,877,061
1.13%, 04/15/15	55,000	55,650,705
1.13%, 12/15/16	10,000	10,132,992
1.25%, 10/14/16[a]	25,150	25,597,967
1.38%, 10/20/15	26,500	27,030,755
1.63%, 09/01/15	48,150	49,274,774
2.13%, 07/15/16	40,000	41,626,404
2.25%, 03/15/16	40,250	41,900,387
2.50%, 05/16/16	40,250	42,201,815
2.75%, 03/23/15	23,250	24,006,234
2.88%, 01/15/15	29,500	30,362,896

15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

4.88%, 02/16/16	$500	$548,657
5.13%, 09/13/16	35,500	39,918,263
Goldman Sachs Group Inc. (The)
1.60%, 11/23/15[a]	5,000	5,061,563
3.30%, 05/03/15	18,500	19,120,640
3.63%, 02/07/16	85,600	90,261,207
3.70%, 08/01/15	39,074	40,833,018
5.00%, 10/01/14	16,260	16,842,173
5.13%, 01/15/15	28,805	30,187,166
5.35%, 01/15/16	20,000	21,780,675
5.50%, 11/15/14[a]	18,220	19,053,192
5.75%, 10/01/16	3,144	3,537,167
International Finance Corp.
0.50%, 05/15/15	2,000	2,006,880
0.50%, 05/16/16	17,200	17,235,231
0.63%, 11/15/16	8,500	8,508,459
2.13%, 11/17/17[a]	10,000	10,421,713
2.25%, 04/11/16	12,500	13,040,714
2.75%, 04/20/15	29,000	29,995,080
Jefferies Group LLC
3.88%, 11/09/15	1,138	1,186,781
5.50%, 03/15/16	2,000	2,161,691
Merrill Lynch & Co. Inc.
6.05%, 05/16/16	9,520	10,526,524
Series B
5.30%, 09/30/15[a]	351	376,509
Series C
5.00%, 01/15/15	19,659	20,574,920
Morgan Stanley
1.75%, 02/25/16[a]	26,000	26,375,301
3.45%, 11/02/15	9,786	10,217,747
3.80%, 04/29/16	27,800	29,482,631
4.00%, 07/24/15	10,403	10,899,274
4.10%, 01/26/15	13,920	14,431,214
5.38%, 10/15/15	17,440	18,810,845
5.75%, 10/18/16[a]	11,615	13,056,128
5.95%, 12/28/17	3,000	3,450,200
6.00%, 04/28/15	39,324	42,054,968
Nomura Holdings Inc.
2.00%, 09/13/16[a]	17,000	17,140,805
4.13%, 01/19/16	12,625	13,306,126
5.00%, 03/04/15[a]	16,975	17,784,466
State Street Corp.
2.88%, 03/07/16	16,459	17,226,899
TD Ameritrade Holding Corp.
4.15%, 12/01/14	7,000	7,249,539

		1,404,213,253
CHEMICALS — 0.82%
Airgas Inc.
1.65%, 02/15/18 (Call 01/15/18)	5,000	4,912,065
Albemarle Corp.
5.10%, 02/01/15	100	104,838
Dow Chemical Co. (The)
2.50%, 02/15/16	12,300	12,730,457
E.I. du Pont de Nemours and Co.
1.95%, 01/15/16[a]	1,000	1,025,349
2.75%, 04/01/16[a]	100	104,395
3.25%, 01/15/15	10,560	10,888,171
4.75%, 03/15/15	10,430	10,988,996
5.25%, 12/15/16	2,000	2,247,782

Security	Principal (000s)	Value

Ecolab Inc.
1.00%, 08/09/15	$11,000	$11,046,058
2.38%, 12/08/14[a]	7,780	7,914,544
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17[a]	4,000	4,232,610
3.75%, 09/30/15	3,000	3,159,360
PPG Industries Inc.
1.90%, 01/15/16	5,000	5,089,609
Praxair Inc.
0.75%, 02/21/16[a]	20,500	20,502,801
Sherwin-Williams Co. (The)
3.13%, 12/15/14	130	133,504

		95,080,539
COMMERCIAL BANKS — 15.22%
Abbey National Treasury Services PLC
3.88%, 11/10/14[b]	6,000	6,172,104
4.00%, 04/27/16[a]	8,000	8,499,317
African Development Bank
0.88%, 03/15/18	10,000	9,860,597
1.25%, 09/02/16	15,000	15,270,786
American Express Centurion Bank
0.88%, 11/13/15	19,060	19,098,678
Australia and New Zealand Banking Group Ltd.
0.90%, 02/12/16	11,500	11,529,052
Bancolombia SA
4.25%, 01/12/16[a]	3,150	3,260,565
Bank of America N.A.
Series FXD
1.13%, 11/14/16	25,000	25,073,437
Bank of Montreal
0.80%, 11/06/15[a]	13,050	13,082,500
1.30%, 07/15/16	16,495	16,625,401
Bank of Nova Scotia
0.75%, 10/09/15	9,000	9,021,557
0.95%, 03/15/16[a]	10,000	10,024,020
1.38%, 07/15/16[a]	8,000	8,109,979
1.85%, 01/12/15	9,000	9,102,557
2.05%, 10/07/15	19,000	19,498,975
2.90%, 03/29/16	18,747	19,633,605
3.40%, 01/22/15	32,790	33,745,371
Bank One Corp.
4.90%, 04/30/15	5,110	5,383,866
Barclays Bank PLC
2.75%, 02/23/15	13,700	14,047,790
3.90%, 04/07/15[a]	14,970	15,608,315
5.00%, 09/22/16[a]	21,737	24,078,683
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	3,000	2,954,889
3.20%, 03/15/16 (Call 02/16/16)	11,855	12,472,980
3.95%, 04/29/16	2,250	2,410,859
5.20%, 12/23/15	7,000	7,587,752
BNP Paribas SA
3.25%, 03/11/15	32,780	33,785,966
3.60%, 02/23/16	26,000	27,341,613
BPCE SA
1.70%, 04/25/16	2,785	2,782,134
Branch Banking & Trust Co.
1.05%, 12/01/16 (Call 11/01/16)	13,000	13,013,894
1.45%, 10/03/16 (Call 09/03/16)	15,000	15,191,012
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	21,300	21,428,017
1.35%, 07/18/16	3,000	3,031,585

16

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

2.35%, 12/11/15	$17,150	$17,729,342
Comerica Inc.
3.00%, 09/16/15	7,400	7,679,563
4.80%, 05/01/15[a]	100	105,375
Commonwealth Bank of Australia/New York
1.25%, 09/18/15	18,000	18,218,537
1.95%, 03/16/15[a]	18,615	18,966,906
Corporacion Andina de Fomento
3.75%, 01/15/16	4,200	4,397,178
Council of Europe Development Bank
1.25%, 09/22/16	500	508,157
1.50%, 01/15/15	34,000	34,473,562
Credit Suisse New York
3.50%, 03/23/15	45,400	47,037,700
Deutsche Bank Financial LLC
5.38%, 03/02/15	7,740	8,084,041
European Bank for Reconstruction and Development
0.75%, 09/01/17	10,000	9,926,311
1.38%, 10/20/16	10,000	10,219,086
1.63%, 09/03/15	41,750	42,702,543
2.50%, 03/15/16	5,500	5,763,101
Series G
2.75%, 04/20/15	3,725	3,852,816
Fifth Third Bancorp
3.63%, 01/25/16	14,700	15,504,511
Fifth Third Bank
0.90%, 02/26/16 (Call 01/26/16)	11,000	10,989,357
1.15%, 11/18/16 (Call 10/18/16)	6,970	6,977,349
4.75%, 02/01/15	2,465	2,575,753
HSBC USA Inc.
2.38%, 02/13/15	33,012	33,663,495
Huntington National Bank (The)
1.30%, 11/20/16 (Call 10/20/16)	6,030	6,055,672
1.35%, 08/02/16 (Call 07/02/16)	4,950	4,970,244
Intesa Sanpaolo SpA
3.13%, 01/15/16[a]	21,000	21,337,398
3.88%, 01/16/18	2,000	2,040,952
KeyBank N.A.
1.10%, 11/25/16 (Call 10/25/16)	1,375	1,377,267
1.65%, 02/01/18	1,000	990,468
7.41%, 10/15/27	4,500	4,904,103
KeyCorp
3.75%, 08/13/15	17,385	18,167,646
Lloyds Bank PLC
4.88%, 01/21/16[a]	19,809	21,243,877
Mellon Capital IV
Series 1
4.00%, 12/31/49 (Call 12/30/13)[a,c]	1,950	1,564,875
Mellon Funding Corp.
5.00%, 12/01/14	120	125,417
National Australia Bank Ltd.
1.60%, 08/07/15	18,000	18,325,375
National Australia Bank Ltd. New York
0.90%, 01/20/16[a]	3,500	3,511,565
1.30%, 07/25/16	11,000	11,116,751
2.00%, 03/09/15	15,250	15,529,921
National Bank of Canada
1.50%, 06/26/15	18,500	18,768,443
National City Corp.
4.90%, 01/15/15	470	491,645
Nordic Investment Bank
0.50%, 04/14/16	27,750	27,811,303
1.00%, 03/07/17	15,000	15,134,560

Security	Principal (000s)	Value

2.25%, 03/15/16	$455	$474,027
2.50%, 07/15/15	4,000	4,142,918
Perrigo Co. Ltd.
1.30%, 11/08/16[b]	5,420	5,439,687
PNC Bank N.A.
0.80%, 01/28/16 (Call 12/28/15)[a,d]	2,500	2,500,332
1.30%, 10/03/16 (Call 09/03/16)[d]	10,000	10,099,492
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[d]	6,721	7,021,641
3.63%, 02/08/15[d]	20,904	21,619,794
4.25%, 09/21/15[d]	5,500	5,847,618
5.25%, 11/15/15[a,d]	6,526	7,052,490
Rabobank Nederland
2.13%, 10/13/15	23,000	23,533,247
Regions Financial Corp.
5.75%, 06/15/15[a]	9,500	10,212,501
7.75%, 11/10/14	8,882	9,448,227
Royal Bank of Canada
0.80%, 10/30/15	15,000	15,051,304
0.85%, 03/08/16	20,500	20,525,860
1.15%, 03/13/15	9,280	9,354,676
1.45%, 09/09/16	7,000	7,077,483
2.30%, 07/20/16[a]	11,000	11,387,472
2.63%, 12/15/15[a]	11,800	12,266,381
2.88%, 04/19/16	16,600	17,373,771
Royal Bank of Scotland Group PLC
2.55%, 09/18/15[a]	31,000	31,619,146
3.95%, 09/21/15	9,100	9,533,850
4.38%, 03/16/16[a]	15,337	16,364,483
4.88%, 03/16/15[a]	12,080	12,635,949
Santander Holdings USA Inc.
3.00%, 09/24/15 (Call 08/24/15)	11,000	11,300,033
Sumitomo Mitsui Banking Corp.
0.90%, 01/18/16[a]	16,000	15,985,250
1.35%, 07/18/15	10,000	10,069,417
1.45%, 07/19/16[a]	6,000	6,063,135
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	5,000	5,306,162
3.60%, 04/15/16 (Call 03/15/16)	14,500	15,366,138
Svenska Handelsbanken AB
3.13%, 07/12/16[a]	16,000	16,750,555
Toronto-Dominion Bank (The)
1.50%, 09/09/16	12,750	12,968,185
2.38%, 10/19/16	23,118	24,030,031
2.50%, 07/14/16	14,025	14,606,905
U.S. Bancorp
2.20%, 11/15/16 (Call 10/14/16)	3,000	3,109,591
2.45%, 07/27/15	19,806	20,418,638
3.15%, 03/04/15	3,000	3,102,669
UBS AG Stamford
3.88%, 01/15/15	28,540	29,511,813
5.88%, 12/20/17	2,000	2,296,973
7.00%, 10/15/15[a]	1,000	1,088,114
Series 10
5.88%, 07/15/16	15,202	16,887,420
Union Bank N.A.
1.50%, 09/26/16 (Call 08/26/16)	16,175	16,402,060
2.13%, 06/16/17	2,000	2,036,788
3.00%, 06/06/16[a]	14,000	14,695,637
US Bank N.A.
3.78%, 04/29/20 (Call 04/29/15)[c]	10,000	10,360,470
4.80%, 04/15/15	1,240	1,313,349
4.95%, 10/30/14	11,990	12,481,458

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Wachovia Bank N.A./Wells Fargo & Co.
4.88%, 02/01/15	$3,750	$3,932,917
5.60%, 03/15/16	8,500	9,332,860
Wachovia Corp./Wells Fargo & Co.
5.63%, 10/15/16	16,977	19,069,018
Wells Fargo & Co.
1.25%, 02/13/15	29,750	30,009,436
1.25%, 07/20/16[a]	6,150	6,206,946
1.50%, 07/01/15	27,000	27,416,692
3.63%, 04/15/15	21,090	21,969,350
3.68%, 06/15/16[e]	42,164	45,102,410
5.13%, 09/15/16	1,590	1,760,926
Wells Fargo Bank N.A.
4.75%, 02/09/15	26,500	27,777,969
Wells Fargo Bank NA
0.75%, 07/20/15[a]	5,000	5,018,715
Westpac Banking Corp.
0.95%, 01/12/16[a]	15,700	15,751,310
1.05%, 11/25/16	6,000	6,004,621
1.13%, 09/25/15	28,000	28,280,451
3.00%, 08/04/15	12,921	13,454,679
3.00%, 12/09/15	13,870	14,503,745
4.20%, 02/27/15	19,350	20,166,612

		1,764,061,818
COMMERCIAL SERVICES & SUPPLIES — 0.21%
Pitney Bowes Inc.
5.00%, 03/15/15[a]	2,430	2,524,765
Unilever Capital Corp.
0.45%, 07/30/15	10,000	9,980,163
0.85%, 08/02/17	5,000	4,903,941
Waste Management Inc.
6.38%, 03/11/15	6,835	7,307,435

		24,716,304
COMMUNICATIONS EQUIPMENT — 0.45%
Cisco Systems Inc.
5.50%, 02/22/16	43,200	47,826,736
Juniper Networks Inc.
3.10%, 03/15/16	4,600	4,765,594

		52,592,330
COMPUTERS & PERIPHERALS — 0.70%
Apple Inc.
0.45%, 05/03/16	20,000	19,930,971
Hewlett-Packard Co.
2.20%, 12/01/15	6,000	6,106,278
2.35%, 03/15/15	19,950	20,286,190
2.63%, 12/09/14[a]	5,050	5,142,599
2.65%, 06/01/16	18,954	19,499,272
3.00%, 09/15/16	10,032	10,423,571

		81,388,881
CONSUMER FINANCE — 5.33%
American Express Co.
5.50%, 09/12/16	9,500	10,615,385
American Express Credit Corp.
1.30%, 07/29/16	9,000	9,072,187
1.75%, 06/12/15	18,250	18,572,100

Security	Principal (000s)	Value

2.75%, 09/15/15	$30,871	$32,038,880
2.80%, 09/19/16	27,824	29,168,776
American Honda Finance Corp.
1.13%, 10/07/16	11,741	11,797,383
Capital One Bank (USA) N.A.
1.15%, 11/21/16 (Call 10/21/16)	7,560	7,581,240
Capital One Financial Corp.
1.00%, 11/06/15	10,700	10,695,922
2.15%, 03/23/15	9,250	9,410,073
3.15%, 07/15/16	26,000	27,274,572
Caterpillar Financial Services Corp.
0.70%, 11/06/15	4,000	4,009,974
0.70%, 02/26/16[a]	8,000	7,995,787
1.05%, 03/26/15[a]	10,800	10,885,150
1.10%, 05/29/15	3,200	3,228,077
1.13%, 12/15/14[a]	9,000	9,072,273
1.35%, 09/06/16	15,000	15,182,269
2.05%, 08/01/16	12,000	12,384,069
2.75%, 06/24/15	5,000	5,162,314
Series F
4.75%, 02/17/15	610	642,024
Ford Motor Credit Co. LLC
1.70%, 05/09/16[a]	21,000	21,244,621
2.50%, 01/15/16[a]	2,000	2,055,850
2.75%, 05/15/15	16,000	16,429,413
3.88%, 01/15/15[a]	18,445	19,073,069
3.98%, 06/15/16[a]	10,500	11,211,418
4.21%, 04/15/16	27,000	28,883,909
5.63%, 09/15/15[a]	3,150	3,405,269
7.00%, 04/15/15	23,140	25,053,767
12.00%, 05/15/15	15,500	17,947,593
HSBC Finance Capital Trust IX
5.91%, 11/30/35 (Call 11/30/15)[c]	3,200	3,304,000
HSBC Finance Corp.
5.00%, 06/30/15	24,903	26,371,924
5.25%, 04/15/15[a]	240	253,355
5.50%, 01/19/16[a]	34,543	37,589,993
John Deere Capital Corp.
0.70%, 09/04/15	10,571	10,613,530
0.75%, 01/22/16[a]	7,000	6,992,022
0.88%, 04/17/15[a]	10,000	10,063,825
0.95%, 06/29/15	7,200	7,249,724
1.25%, 12/02/14	3,400	3,429,923
2.95%, 03/09/15	7,290	7,526,591
Series FIX
1.05%, 10/11/16	12,000	12,069,806
PACCAR Financial Corp.
0.75%, 08/14/15	5,000	5,015,231
0.75%, 05/16/16	3,900	3,886,399
0.80%, 02/08/16	5,000	4,989,868
1.05%, 06/05/15	5,000	5,017,241
1.15%, 08/16/16	4,250	4,275,652
Toyota Motor Credit Corp.
0.80%, 05/17/16	7,000	7,007,882
0.88%, 07/17/15	5,153	5,188,482
1.00%, 02/17/15[a]	20,400	20,542,782
2.00%, 09/15/16	10,000	10,309,592
2.80%, 01/11/16	15,418	16,103,982
3.20%, 06/17/15	29,065	30,270,837

		618,166,005

18

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

CONTAINERS & PACKAGING — 0.01%
Bemis Co. Inc.
5.65%, 08/01/14	$1,040	$1,073,895

		1,073,895
DIVERSIFIED CONSUMER SERVICES — 0.03%
Board of Trustees of The Leland Stanford Junior University (The)
4.25%, 05/01/16	3,000	3,256,919

		3,256,919
DIVERSIFIED FINANCIAL SERVICES — 12.38%
Bank of America Corp.
1.25%, 01/11/16[a]	16,000	16,085,413
1.35%, 11/21/16	1,050	1,052,634
1.50%, 10/09/15	38,000	38,369,401
3.63%, 03/17/16[a]	18,080	19,092,858
3.70%, 09/01/15[a]	21,080	22,076,002
4.50%, 04/01/15	39,700	41,605,880
4.75%, 08/01/15	22,550	23,955,599
5.13%, 11/15/14[a]	12,000	12,502,439
5.63%, 10/14/16	7,600	8,501,324
5.75%, 08/15/16	11,000	12,205,669
6.50%, 08/01/16	36,900	41,866,698
Series 1
3.75%, 07/12/16	26,000	27,670,541
BBVA U.S. Senior SA Unipersonal
4.66%, 10/09/15	29,750	31,286,290
BP Capital Markets PLC
0.70%, 11/06/15[a]	6,000	6,014,962
1.70%, 12/05/14[a]	6,000	6,080,466
1.85%, 05/05/17	5,000	5,098,190
3.13%, 10/01/15	32,940	34,472,650
3.20%, 03/11/16[a]	10,500	11,069,134
3.88%, 03/10/15[a]	30,750	32,079,287
Citigroup Inc.
1.25%, 01/15/16	20,500	20,579,865
1.30%, 04/01/16	34,000	34,121,866
1.30%, 11/15/16	10,000	10,007,585
1.70%, 07/25/16	14,350	14,520,087
2.25%, 08/07/15	17,420	17,791,319
2.65%, 03/02/15	9,474	9,680,017
3.95%, 06/15/16	9,038	9,659,797
4.59%, 12/15/15	18,145	19,409,560
4.70%, 05/29/15[a]	2,660	2,806,855
4.75%, 05/19/15	29,280	30,887,858
4.88%, 05/07/15[a]	14,630	15,408,867
5.30%, 01/07/16[a]	2,380	2,584,650
5.50%, 10/15/14	1,350	1,406,070
6.01%, 01/15/15	27,560	29,138,720
Deutsche Telekom International Finance BV
5.75%, 03/23/16	16,275	17,979,762
General Electric Capital Corp.
1.00%, 12/11/15[a]	21,350	21,448,641
1.00%, 01/08/16	26,500	26,652,481
1.63%, 07/02/15	34,400	34,983,190
2.15%, 01/09/15[a]	30,000	30,571,829
2.25%, 11/09/15	24,250	24,972,594
2.95%, 05/09/16[a]	8,100	8,516,999
3.35%, 10/17/16	18,410	19,637,534
3.50%, 06/29/15	9,250	9,678,073

Security	Principal (000s)	Value

4.38%, 09/21/15	$5,715	$6,107,171
4.88%, 03/04/15[a]	8,760	9,235,526
5.00%, 01/08/16[a]	29,100	31,660,039
5.38%, 10/20/16	1,281	1,434,433
International Bank for Reconstruction and Development
0.38%, 11/16/15	30,000	30,041,097
0.50%, 04/15/16	76,250	76,391,734
0.88%, 04/17/17	10,000	10,041,207
1.00%, 09/15/16	40,750	41,254,318
2.13%, 03/15/16[a]	34,750	36,116,759
2.38%, 05/26/15	74,000	76,311,545
5.00%, 04/01/16	485	536,446
J.P. Morgan Chase & Co.
0.80%, 04/23/15[a]	6,000	6,021,300
1.10%, 10/15/15	27,000	27,089,986
1.13%, 02/26/16	13,275	13,328,083
1.88%, 03/20/15	27,250	27,657,311
2.60%, 01/15/16	13,302	13,749,526
3.15%, 07/05/16	42,900	45,093,755
3.40%, 06/24/15	34,125	35,490,234
3.45%, 03/01/16	28,000	29,494,137
3.70%, 01/20/15	30,830	31,878,211
4.75%, 03/01/15	7,940	8,337,395
5.15%, 10/01/15	23,810	25,568,656
5.25%, 05/01/15[a]	1,570	1,662,699
Leucadia National Corp.
8.13%, 09/15/15	7,000	7,770,209
NASDAQ OMX Group Inc. (The)
4.00%, 01/15/15	3,220	3,324,937
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15	15,485	15,589,663
3.88%, 09/16/15	200	211,027
ORIX Corp.
4.71%, 04/27/15	11,400	11,952,667
5.00%, 01/12/16[a]	8,039	8,623,257

		1,435,502,984
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.97%
AT&T Inc.
0.80%, 12/01/15	14,000	13,983,404
0.88%, 02/13/15	8,495	8,515,774
0.90%, 02/12/16[a]	17,000	16,961,735
2.40%, 08/15/16	7,500	7,742,126
2.50%, 08/15/15	34,239	35,222,891
2.95%, 05/15/16	32,000	33,403,489
5.63%, 06/15/16	5,000	5,531,205
British Telecommunications PLC
1.63%, 06/28/16	8,000	8,107,606
2.00%, 06/22/15	15,500	15,782,620
CenturyLink Inc. Series M
5.00%, 02/15/15	660	686,400
Embarq Corp.
7.08%, 06/01/16[a]	2,000	2,241,769
Orange
2.13%, 09/16/15	8,697	8,859,350
2.75%, 09/14/16	10,904	11,306,639
Qwest Corp.
8.38%, 05/01/16	2,000	2,298,156
Telefonica Emisiones SAU
3.73%, 04/27/15	9,525	9,819,949
3.99%, 02/16/16[a]	17,200	18,110,497

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

4.95%, 01/15/15	$22,877	$23,779,171
6.42%, 06/20/16[a]	13,049	14,583,643
Telefonos de Mexico SAB de CV
5.50%, 01/27/15[a]	230	241,394
Verizon Communications Inc.
0.70%, 11/02/15	12,500	12,473,874
2.00%, 11/01/16	5,000	5,116,651
2.50%, 09/15/16[a]	45,500	47,265,253
3.00%, 04/01/16	14,500	15,162,362
5.55%, 02/15/16	24,353	26,722,336

		343,918,294
ELECTRIC UTILITIES — 2.23%
Alabama Power Co.
0.55%, 10/15/15	26,000	25,893,897
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	3,000	2,949,264
Appalachian Power Co.
Series S
3.40%, 05/24/15	350	361,947
Arizona Public Service Co.
4.65%, 05/15/15	900	949,771
Commonwealth Edison Co.
4.70%, 04/15/15	4,000	4,219,797
Dayton Power & Light Co. (The)
1.88%, 09/15/16[b]	7,000	7,091,793
Dominion Gas Holdings LLC
1.05%, 11/01/16[b]	12,000	12,019,336
Duke Energy Carolinas LLC
5.10%, 04/15/18	2,000	2,272,770
5.30%, 10/01/15	12,800	13,865,693
Duke Energy Corp.
1.63%, 08/15/17	4,070	4,053,422
3.35%, 04/01/15	12,460	12,885,541
Duke Energy Florida Inc.
0.65%, 11/15/15	8,425	8,389,148
5.10%, 12/01/15	1,000	1,081,610
Duke Energy Progress Inc.
5.15%, 04/01/15	100	106,143
Edison International
3.75%, 09/15/17	3,000	3,186,209
Entergy Louisiana LLC
1.88%, 12/15/14	10,195	10,327,291
Exelon Corp.
4.90%, 06/15/15	30,726	32,396,103
Georgia Power Co.
0.75%, 08/10/15[a]	7,350	7,353,700
Series 12D
0.63%, 11/15/15	10,000	9,952,609
Jersey Central Power & Light Co.
5.63%, 05/01/16	6,000	6,556,126
Kentucky Utilities Co.
1.63%, 11/01/15	2,000	2,034,392
Louisville Gas & Electric Co.
1.63%, 11/15/15	15,000	15,263,147
NextEra Energy Capital Holdings Inc.
1.20%, 06/01/15	22,600	22,710,934
7.88%, 12/15/15	1,000	1,128,181
Northern States Power Co.
1.95%, 08/15/15 (Call 05/15/15)	3,000	3,065,005
Oncor Electric Delivery Co. LLC
6.38%, 01/15/15	12,475	13,232,866

Security	Principal (000s)	Value

Peco Energy Co.
1.20%, 10/15/16	$3,000	$3,021,720
Scottish Power Ltd.
5.38%, 03/15/15	7,650	8,039,942
Sierra Pacific Power Co.
Series M
6.00%, 05/15/16	5,000	5,599,216
Southern California Edison Co.
5.00%, 01/15/16	4,000	4,346,260
Series 04-F
4.65%, 04/01/15	1,120	1,182,148
Xcel Energy Inc.
0.75%, 05/09/16	13,000	12,939,414

		258,475,395
ELECTRICAL EQUIPMENT — 0.22%
Eaton Corp. PLC
0.95%, 11/02/15	20,330	20,395,726
Tyco Electronics Group SA
1.60%, 02/03/15	5,225	5,272,435

		25,668,161
ENERGY EQUIPMENT & SERVICES — 0.62%
Cameron International Corp.
1.60%, 04/30/15 (Call 01/30/15)	3,750	3,785,734
Diamond Offshore Drilling Inc.
4.88%, 07/01/15	5,000	5,338,782
Ensco PLC
3.25%, 03/15/16	11,058	11,600,562
Halliburton Co.
1.00%, 08/01/16	10,000	10,041,105
Nabors Industries Inc.
2.35%, 09/15/16[b]	7,000	7,134,145
Noble Holding International Ltd.
3.05%, 03/01/16	15,860	16,421,785
Transocean Inc.
4.95%, 11/15/15	15,836	16,989,909

		71,312,022
FOOD & STAPLES RETAILING — 0.97%
Costco Wholesale Corp.
0.65%, 12/07/15	14,565	14,626,367
CVS Caremark Corp.
3.25%, 05/18/15	1,800	1,861,912
5.75%, 06/01/17	2,000	2,286,657
6.13%, 08/15/16	7,000	7,900,150
Kroger Co. (The)
4.95%, 01/15/15	6,170	6,461,144
Sysco Corp.
0.55%, 06/12/15	1,700	1,702,592
Wal-Mart Stores Inc.
0.60%, 04/11/16[a]	13,000	13,017,134
1.50%, 10/25/15	12,750	12,971,327
2.25%, 07/08/15	8,150	8,380,041
2.80%, 04/15/16	13,000	13,624,214
2.88%, 04/01/15[a]	7,000	7,237,760
4.50%, 07/01/15	10,390	11,037,777
Walgreen Co.
1.00%, 03/13/15	11,850	11,907,462

		113,014,537

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

FOOD PRODUCTS — 0.95%
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	$4,445	$4,704,650
ConAgra Foods Inc.
1.30%, 01/25/16[a]	16,045	16,159,490
1.35%, 09/10/15[a]	5,000	5,021,898
General Mills Inc.
0.88%, 01/29/16[a]	5,100	5,114,320
5.20%, 03/17/15[a]	12,100	12,818,151
Kellogg Co.
1.13%, 05/15/15	12,005	12,106,693
4.45%, 05/30/16	4,408	4,752,192
Kraft Foods Group Inc.
1.63%, 06/04/15	15,400	15,627,354
Mondelez International Inc.
4.13%, 02/09/16	20,819	22,250,282
Nabisco Inc.
7.55%, 06/15/15	3,500	3,865,176
Sara Lee Corp.
2.75%, 09/15/15[a]	7,000	7,117,698

		109,537,904
GAS UTILITIES — 0.03%
Consolidated Natural Gas Co.
Series A
5.00%, 12/01/14	3,860	4,028,288

		4,028,288
HEALTH CARE EQUIPMENT & SUPPLIES — 0.64%
Baxter International Inc.
0.95%, 06/01/16	6,175	6,200,372
4.63%, 03/15/15	5,650	5,943,756
Covidien International Finance SA
1.35%, 05/29/15[a]	18,235	18,370,131
CR Bard Inc.
2.88%, 01/15/16	450	468,796
Medtronic Inc.
1.38%, 04/01/18[a]	8,000	7,888,888
2.63%, 03/15/16	1,700	1,774,814
3.00%, 03/15/15	14,775	15,254,732
Stryker Corp.
2.00%, 09/30/16	15,939	16,471,498
3.00%, 01/15/15	1,500	1,542,423

		73,915,410
HEALTH CARE PROVIDERS & SERVICES — 1.57%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	1,000	992,046
6.00%, 06/15/16	6,522	7,343,833
AmerisourceBergen Corp.
5.88%, 09/15/15	9,140	9,922,778
Cardinal Health Inc.
4.00%, 06/15/15[a]	7,890	8,269,165
Express Scripts Holding Co.
2.10%, 02/12/15	15,300	15,541,983

Security	Principal (000s)	Value

2.75%, 11/21/14	$14,120	$14,411,070
3.13%, 05/15/16	25,501	26,752,582
Humana Inc.
6.45%, 06/01/16[a]	1,200	1,350,782
Laboratory Corp. of America Holdings
3.13%, 05/15/16	2,505	2,595,159
McKesson Corp.
0.95%, 12/04/15[a]	7,915	7,922,872
3.25%, 03/01/16	6,000	6,301,794
Quest Diagnostics Inc.
5.45%, 11/01/15	6,000	6,491,231
UnitedHealth Group Inc.
0.85%, 10/15/15	32,300	32,450,125
Ventas Realty LP
1.55%, 09/26/16	6,000	6,034,096
WellPoint Inc.
1.25%, 09/10/15	11,200	11,300,527
5.00%, 12/15/14	11,660	12,188,027
5.25%, 01/15/16	11,150	12,136,639

		182,004,709
HOTELS, RESTAURANTS & LEISURE — 0.30%
Carnival Corp.
1.20%, 02/05/16	12,000	11,965,618
Marriott International Inc.
6.20%, 06/15/16	9,500	10,609,736
McDonald’s Corp.
0.75%, 05/29/15	4,950	4,970,622
Starwood Hotels & Resorts Worldwide Inc.
7.38%, 11/15/15[a]	6,500	7,243,876

		34,789,852
HOUSEHOLD DURABLES — 0.22%
MDC Holdings Inc.
5.38%, 12/15/14[a]	100	103,750
Mohawk Industries Inc.
6.38%, 01/15/16	17,000	18,767,999
Newell Rubbermaid Inc.
2.00%, 06/15/15	6,600	6,695,462

		25,567,211
HOUSEHOLD PRODUCTS — 0.63%
Clorox Co. (The)
5.00%, 01/15/15	12,190	12,772,008
Procter & Gamble Co. (The)
1.45%, 08/15/16[a]	5,000	5,102,521
1.80%, 11/15/15	19,000	19,495,103
3.50%, 02/15/15	20,120	20,889,189
Series FIX
0.75%, 11/04/16	15,000	15,024,394

		73,283,215
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.06%
TransAlta Corp.
4.75%, 01/15/15	6,500	6,758,607

		6,758,607

21

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

INDUSTRIAL CONGLOMERATES — 0.31%
3M Co.
1.38%, 09/29/16	$9,933	$10,147,459
General Electric Co.
0.85%, 10/09/15	17,700	17,797,904
5.25%, 12/06/17[a]	2,000	2,292,043
Pentair Finance SA
1.35%, 12/01/15[a]	5,550	5,591,683

		35,829,089
INSURANCE — 2.09%
ACE INA Holdings Inc.
2.60%, 11/23/15[a]	19,500	20,179,583
5.60%, 05/15/15	4,000	4,277,887
Aegon NV
4.63%, 12/01/15	665	710,699
Aflac Inc.
3.45%, 08/15/15[a]	8,629	9,027,561
American International Group Inc.
2.38%, 08/24/15	350	357,505
3.00%, 03/20/15	7,000	7,197,301
4.88%, 09/15/16	643	706,795
5.05%, 10/01/15	16,984	18,256,099
5.60%, 10/18/16	739	825,343
Aon PLC
3.50%, 09/30/15	4,140	4,325,700
Axis Capital Holdings Ltd.
5.75%, 12/01/14[a]	2,150	2,254,241
Berkshire Hathaway Finance Corp.
0.95%, 08/15/16	9,500	9,539,642
3.20%, 02/11/15	24,000	24,794,037
4.85%, 01/15/15	16,985	17,826,470
Berkshire Hathaway Inc.
0.80%, 02/11/16	9,275	9,296,418
2.20%, 08/15/16[a]	10,000	10,370,171
CNA Financial Corp.
5.85%, 12/15/14	5,000	5,262,307
6.50%, 08/15/16	10,000	11,293,861
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	9,470	10,272,554
MetLife Inc.
5.00%, 06/15/15	13,940	14,862,545
6.75%, 06/01/16[a]	17,818	20,368,199
Prudential Financial Inc.
6.20%, 01/15/15	50	53,057
Series C
4.75%, 06/13/15	3,000	3,176,907
Series D
3.88%, 01/14/15	14,666	15,189,276
4.75%, 09/17/15	18,500	19,792,284
Transatlantic Holdings Inc.
5.75%, 12/14/15	120	130,518
Travelers Companies Inc. (The)
5.50%, 12/01/15	2,060	2,253,019

		242,599,979

Security	Principal (000s)	Value

INTERNET & CATALOG RETAIL — 0.15%
Amazon.com Inc.
0.65%, 11/27/15	$17,630	$17,636,988

		17,636,988
INTERNET SOFTWARE & SERVICES — 0.30%
eBay Inc.
0.70%, 07/15/15[a]	9,410	9,444,942
1.63%, 10/15/15	7,000	7,146,566
Google Inc.
2.13%, 05/19/16	17,660	18,325,614

		34,917,122
IT SERVICES — 0.80%
Affiliated Computer Services Inc.
5.20%, 06/01/15[a]	6,000	6,339,118
Computer Sciences Corp.
2.50%, 09/15/15[a]	7,450	7,618,176
Fiserv Inc.
3.13%, 06/15/16	200	209,220
International Business Machines Corp.
0.45%, 05/06/16	10,000	9,958,157
0.55%, 02/06/15	19,975	20,029,104
0.75%, 05/11/15	9,500	9,546,479
1.95%, 07/22/16	29,000	29,944,199
2.00%, 01/05/16	3,000	3,080,071
Western Union Co. (The)
2.38%, 12/10/15	1,020	1,036,507
5.93%, 10/01/16	3,960	4,409,249

		92,170,280
LIFE SCIENCES TOOLS & SERVICES — 0.32%
Agilent Technologies Inc.
5.50%, 09/14/15	13,600	14,688,098
Life Technologies Corp.
4.40%, 03/01/15	70	72,841
Thermo Fisher Scientific Inc.
2.25%, 08/15/16	215	220,737
3.20%, 05/01/15[a]	3,470	3,582,083
3.20%, 03/01/16	17,688	18,501,511

		37,065,270
MACHINERY — 0.14%
Caterpillar Inc.
0.95%, 06/26/15	15,465	15,563,970
Ingersoll-Rand PLC
4.75%, 05/15/15	120	125,363

		15,689,333
MEDIA — 2.61%
21st Century Fox America Inc.
5.30%, 12/15/14	12,796	13,412,418
Comcast Corp.
4.95%, 06/15/16	5,000	5,489,414
5.85%, 11/15/15[a]	3,964	4,350,011
5.90%, 03/15/16	13,795	15,339,343

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

6.50%, 01/15/15	$16,450	$17,539,548
6.50%, 01/15/17[a]	2,000	2,314,579
COX Communications Inc.
5.45%, 12/15/14	16,136	16,933,147
5.50%, 10/01/15	1,150	1,241,133
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.13%, 02/15/16	20,800	21,704,092
3.50%, 03/01/16	15,859	16,690,159
3.55%, 03/15/15[a]	15,600	16,142,745
Discovery Communications LLC
3.70%, 06/01/15[a]	13,490	14,099,053
Interpublic Group of Companies Inc. (The)
6.25%, 11/15/14[a]	1,000	1,047,500
NBCUniversal Media LLC
2.88%, 04/01/16	28,453	29,718,012
3.65%, 04/30/15	12,350	12,888,443
Omnicom Group Inc.
5.90%, 04/15/16	10,027	11,162,365
Thomson Reuters Corp.
0.88%, 05/23/16[a]	3,700	3,680,269
5.70%, 10/01/14	11,150	11,628,848
Time Warner Cable Inc.
3.50%, 02/01/15[a]	4,865	5,001,657
Time Warner Inc.
3.15%, 07/15/15	15,500	16,106,313
Viacom Inc.
1.25%, 02/27/15	14,400	14,476,139
2.50%, 12/15/16	2,000	2,067,418
4.25%, 09/15/15	1,350	1,430,808
6.25%, 04/30/16	7,433	8,315,099
Walt Disney Co. (The)
0.45%, 12/01/15	10,000	9,988,094
0.88%, 12/01/14[a]	15,500	15,585,833
1.35%, 08/16/16	11,069	11,263,543
5.63%, 09/15/16	3,000	3,387,388

		303,003,371
METALS & MINING — 1.06%
Barrick Gold Finance Co.
4.88%, 11/15/14[a]	5,180	5,384,577
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	24,860	25,021,469
1.63%, 02/24/17	3,000	3,041,341
1.88%, 11/21/16	2,000	2,051,493
5.25%, 12/15/15	3,000	3,274,566
7.25%, 03/01/16	502	572,910
Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15[a]	12,040	12,108,779
Glencore Canada Corp.
5.38%, 06/01/15	5,000	5,288,629
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	11,225	11,439,264
2.50%, 05/20/16	1,000	1,034,169
Rio Tinto Finance (USA) PLC
1.13%, 03/20/15	11,053	11,175,357
1.38%, 06/17/16	23,250	23,413,636
Vale Overseas Ltd.
6.25%, 01/11/16[a]	17,000	18,569,557

		122,375,747

Security	Principal (000s)	Value

MULTI-UTILITIES — 0.40%
CMS Energy Corp.
4.25%, 09/30/15	$1,500	$1,580,609
Consolidated Edison Co. of New York Inc.
5.50%, 09/15/16	1,000	1,113,373
Series 06-D
5.30%, 12/01/16	2,000	2,253,943
Consumers Energy Co.
5.15%, 02/15/17	2,000	2,245,060
Dominion Resources Inc.
1.95%, 08/15/16	560	570,487
2.25%, 09/01/15[a]	3,135	3,209,961
Series C
5.15%, 07/15/15	15,328	16,382,354
National Grid PLC
6.30%, 08/01/16	1,550	1,754,906
Public Service Electric & Gas Co.
2.70%, 05/01/15	5,000	5,142,864
San Diego Gas & Electric Co.
Series CCC
5.30%, 11/15/15	1,950	2,121,119
Sempra Energy
6.50%, 06/01/16	8,590	9,732,194

		46,106,870
MULTILINE RETAIL — 0.17%
Macy’s Retail Holdings Inc.
7.88%, 07/15/15	5,500	6,109,704
Target Corp.
5.88%, 07/15/16	11,500	13,068,156

		19,177,860
OFFICE ELECTRONICS — 0.24%
Pitney Bowes Inc.
4.75%, 01/15/16	4,000	4,249,394
Xerox Corp.
4.25%, 02/15/15	18,880	19,620,209
6.40%, 03/15/16[a]	1,560	1,733,422
7.20%, 04/01/16	2,000	2,254,283

		27,857,308
OIL, GAS & CONSUMABLE FUELS — 3.64%
Anadarko Petroleum Corp.
5.95%, 09/15/16	22,041	24,862,232
Apache Finance Canada Corp.
4.38%, 05/15/15	3,200	3,380,843
Canadian Natural Resources Ltd.
1.45%, 11/14/14	4,800	4,837,788
4.90%, 12/01/14	1,140	1,188,567
6.00%, 08/15/16	1,000	1,127,564
Chevron Corp.
0.89%, 06/24/16	13,730	13,825,993
CNOOC Finance 2013 Ltd.
1.13%, 05/09/16[a]	4,750	4,734,278
Colorado Interstate Gas Co. LLC
6.80%, 11/15/15	1,500	1,674,280
ConocoPhillips
4.60%, 01/15/15	18,603	19,470,465

23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

ConocoPhillips Canada Funding Co. I
5.63%, 10/15/16[a]	$9,250	$10,479,703
DCP Midstream Operating LP
3.25%, 10/01/15	1,395	1,424,947
Devon Energy Corp.
2.40%, 07/15/16 (Call 06/15/16)[a]	10,500	10,878,435
El Paso Natural Gas Co.
5.95%, 04/15/17	1,000	1,123,681
El Paso Pipeline Partners Operating Co. LLC
4.10%, 11/15/15	3,500	3,698,383
Enbridge Inc.
4.90%, 03/01/15	1,630	1,713,568
Energy Transfer Partners LP
5.95%, 02/01/15	4,120	4,357,389
Enterprise Products Operating LLC
1.25%, 08/13/15	6,948	7,010,101
3.20%, 02/01/16	13,100	13,752,555
3.70%, 06/01/15	4,000	4,168,339
Series A
8.38%, 08/01/66 (Call 08/01/16)[a,c]	5,500	6,050,000
Series I
5.00%, 03/01/15	1,500	1,578,765
EOG Resources Inc.
2.50%, 02/01/16	4,000	4,150,694
2.95%, 06/01/15	8,600	8,911,859
Kinder Morgan Energy Partners LP
5.63%, 02/15/15	3,365	3,560,626
Marathon Oil Corp.
0.90%, 11/01/15	14,900	14,936,791
Marathon Petroleum Corp.
3.50%, 03/01/16	5,041	5,313,276
Occidental Petroleum Corp.
2.50%, 02/01/16	20,500	21,290,321
ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)[a]	10,930	11,421,176
Phillips 66
1.95%, 03/05/15	11,000	11,176,489
Plains All American Pipeline LP
3.95%, 09/15/15	9,975	10,533,737
Shell International Finance BV
0.63%, 12/04/15	18,000	18,023,365
0.90%, 11/15/16	5,000	5,015,490
3.10%, 06/28/15	29,850	31,037,207
3.25%, 09/22/15[a]	4,000	4,194,794
Statoil ASA
1.80%, 11/23/16	10,000	10,280,622
Talisman Energy Inc.
5.13%, 05/15/15	150	158,089
Total Capital International SA
0.75%, 01/25/16	4,035	4,040,694
1.00%, 08/12/16	7,538	7,575,370
Total Capital SA
2.30%, 03/15/16	19,185	19,865,717
3.00%, 06/24/15	15,960	16,537,539
3.13%, 10/02/15[a]	17,000	17,798,569
TransCanada PipeLines Ltd.
0.75%, 01/15/16[a]	20,625	20,606,037
0.88%, 03/02/15[a]	15,070	15,117,873
4.88%, 01/15/15	110	115,289
Valero Energy Corp.
4.50%, 02/01/15	4,055	4,230,300

Security	Principal (000s)	Value

Williams Partners LP
3.80%, 02/15/15[a]	$14,330	$14,832,316

		422,062,116
PAPER & FOREST PRODUCTS — 0.02%
Celulosa Arauco y Constitucion SA
5.63%, 04/20/15	110	115,367
Georgia-Pacific LLC
7.70%, 06/15/15	1,670	1,837,179
International Paper Co.
5.30%, 04/01/15	490	518,708

		2,471,254
PERSONAL PRODUCTS — 0.09%
Avon Products Inc.
2.38%, 03/15/16	10,200	10,309,319

		10,309,319
PHARMACEUTICALS — 2.57%
AbbVie Inc.
1.20%, 11/06/15	46,312	46,764,206
Allergan Inc.
5.75%, 04/01/16[a]	5,000	5,511,623
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	16,200	16,202,294
GlaxoSmithKline Capital PLC
0.75%, 05/08/15	18,500	18,560,816
Johnson & Johnson
2.15%, 05/15/16[a]	15,539	16,139,249
Merck & Co. Inc.
0.70%, 05/18/16[a]	20,000	20,003,059
2.25%, 01/15/16[a]	12,000	12,382,416
4.00%, 06/30/15	18,180	19,180,464
4.75%, 03/01/15	2,840	2,993,873
Mylan Inc.
1.80%, 06/24/16[b]	9,000	9,132,779
Novartis Capital Corp.
2.90%, 04/24/15	24,670	25,539,004
Pfizer Inc.
0.90%, 01/15/17	10,000	10,008,050
5.35%, 03/15/15	28,610	30,401,785
Sanofi
2.63%, 03/29/16	21,675	22,614,176
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	5,000	5,159,135
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	13,645	14,088,310
Wyeth LLC
5.50%, 02/15/16	12,389	13,678,394
Zoetis Inc.
1.15%, 02/01/16	9,550	9,602,378

		297,962,011
PROFESSIONAL SERVICES — 0.00%
Equifax Inc.
4.45%, 12/01/14	100	103,761

		103,761

24

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.15%
American Tower Corp.
4.63%, 04/01/15	$9,630	$9,983,533
Arden Realty LP
5.25%, 03/01/15 (Call 12/01/14)	120	126,674
BioMed Realty LP
3.85%, 04/15/16 (Call 03/15/16)	5,000	5,243,614
Boston Properties LP
5.63%, 04/15/15	10,540	11,237,063
Digital Realty Trust LP
4.50%, 07/15/15 (Call 04/15/15)[a]	12,060	12,713,359
Duke Realty LP
7.38%, 02/15/15	50	53,765
ERP Operating LP
5.13%, 03/15/16	5,000	5,448,371
5.38%, 08/01/16	3,000	3,332,407
6.58%, 04/13/15	6,500	7,008,064
HCP Inc.
3.75%, 02/01/16	13,200	13,948,597
Health Care REIT Inc.
3.63%, 03/15/16	1,100	1,148,742
4.70%, 09/15/17	2,000	2,185,420
5.88%, 05/15/15	6,110	6,514,473
6.20%, 06/01/16	4,158	4,641,887
Hospitality Properties Trust
5.13%, 02/15/15 (Call 08/15/14)[a]	150	154,046
Kilroy Realty Corp.
5.00%, 11/03/15	2,000	2,129,373
Kimco Realty Corp.
5.78%, 03/15/16	2,136	2,333,780
Liberty Property LP
5.13%, 03/02/15	440	462,717
Senior Housing Properties Trust
4.30%, 01/15/16 (Call 10/15/15)[a]	2,310	2,378,742
Simon Property Group LP
4.20%, 02/01/15 (Call 11/01/14)	10,730	11,169,370
5.10%, 06/15/15	13,000	13,859,458
5.75%, 12/01/15 (Call 09/02/15)	5,000	5,487,997
Tanger Properties L.P.
6.15%, 11/15/15	1,250	1,377,695
Ventas Realty LP/Ventas Capital Corp.
3.13%, 11/30/15	6,000	6,230,900
Vornado Realty Trust
4.25%, 04/01/15 (Call 01/01/15)	3,600	3,756,014

		132,926,061
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.01%
Regency Centers LP
5.25%, 08/01/15	1,000	1,062,844

		1,062,844
ROAD & RAIL — 0.33%
Burlington Northern Santa Fe Corp.
4.88%, 01/15/15	90	94,255
5.75%, 03/15/18	2,930	3,387,347
CSX Corp.
6.25%, 04/01/15	11,200	12,007,794
Norfolk Southern Corp.
5.75%, 01/15/16	5,000	5,505,918

Security	Principal (000s)	Value

Ryder System Inc.
3.15%, 03/02/15	$160	$164,433
3.60%, 03/01/16	14,185	14,696,302
Union Pacific Corp.
4.88%, 01/15/15	2,390	2,506,303

		38,362,352
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.39%
Broadcom Corp.
2.38%, 11/01/15	200	206,134
Intel Corp.
1.95%, 10/01/16	16,054	16,632,610
Texas Instruments Inc.
0.45%, 08/03/15	12,000	11,996,018
1.00%, 05/01/18	3,650	3,537,351
2.38%, 05/16/16	12,220	12,726,010

		45,098,123
SOFTWARE — 0.62%
Adobe Systems Inc.
3.25%, 02/01/15[a]	8,495	8,749,236
CA Inc.
6.13%, 12/01/14	270	283,957
Microsoft Corp.
1.63%, 09/25/15	22,140	22,626,367
2.50%, 02/08/16[a]	8,056	8,408,771
Oracle Corp.
5.25%, 01/15/16	27,500	30,165,529
Symantec Corp.
2.75%, 09/15/15	1,050	1,082,112

		71,315,972
SPECIALTY RETAIL — 0.57%
AutoZone Inc.
5.50%, 11/15/15	3,500	3,813,531
5.75%, 01/15/15	9,275	9,790,044
Home Depot Inc. (The)
5.40%, 03/01/16[a]	39,347	43,473,608
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	3,000	3,030,192
2.13%, 04/15/16 (Call 03/15/16)	1,500	1,548,625
5.00%, 10/15/15[a]	4,000	4,325,593

		65,981,593
THRIFTS & MORTGAGE FINANCE — 0.11%
Countrywide Financial Corp.
6.25%, 05/15/16[a]	11,500	12,769,640

		12,769,640
TOBACCO — 0.48%
Altria Group Inc.
4.13%, 09/11/15	18,034	19,100,116
Philip Morris International Inc.
2.50%, 05/16/16	24,560	25,590,408
Reynolds American Inc.
1.05%, 10/30/15	10,600	10,642,176

		55,332,700

25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

TRADING COMPANIES & DISTRIBUTORS — 0.06%
GATX Corp.
3.50%, 07/15/16	$7,000	$7,262,511

		7,262,511
WIRELESS TELECOMMUNICATION SERVICES — 0.88%
Alltel Corp.
7.00%, 03/15/16	2,500	2,829,162
America Movil SAB de CV
2.38%, 09/08/16	14,500	14,885,084
3.63%, 03/30/15[a]	21,500	22,209,102
5.75%, 01/15/15	670	704,103
Rogers Communications Inc.
6.75%, 03/15/15	2,000	2,154,417
7.50%, 03/15/15	5,300	5,760,102
Vodafone Group PLC
0.90%, 02/19/16	20,000	19,958,956
2.88%, 03/16/16	2,000	2,080,392
3.38%, 11/24/15[a]	8,542	8,952,642
5.00%, 09/15/15	5,128	5,504,965
5.38%, 01/30/15	2,280	2,402,770
5.75%, 03/15/16[a]	13,000	14,364,376

		101,806,071

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,379,933,792)		9,442,584,877

FOREIGN AGENCY OBLIGATIONS[f] — 13.81%

AUSTRIA — 0.61%
Oesterreichische Kontrollbank AG
1.13%, 07/06/15	30,500	30,889,046
1.75%, 10/05/15	12,000	12,298,387
2.00%, 06/03/16[a]	25,530	26,443,068
4.50%, 03/09/15	1,170	1,232,657

		70,863,158
BRAZIL — 0.62%
Petrobras Global Finance BV
2.00%, 05/20/16[a]	25,177	25,073,762
Petrobras International Finance Co.
2.88%, 02/06/15	12,700	12,870,531
3.88%, 01/27/16[a]	32,400	33,507,046

		71,451,339
CANADA — 3.44%
British Columbia (Province of)
2.10%, 05/18/16	14,360	14,930,470
2.85%, 06/15/15	19,500	20,274,175
Export Development Canada
0.50%, 09/15/15	26,250	26,352,732
1.25%, 10/27/15	10,000	10,179,682
2.25%, 05/28/15	4,750	4,890,716
Hydro-Quebec
2.00%, 06/30/16	24,000	24,812,076
Manitoba (Province of)
2.63%, 07/15/15	10,250	10,629,240

Security	Principal (000s)	Value

Nova Scotia (Province of)
2.38%, 07/21/15[a]	$8,858	$9,147,246
Ontario (Province of)
0.95%, 05/26/15[a]	38,250	38,596,721
1.00%, 07/22/16	30,710	30,977,361
1.10%, 10/25/17	10,500	10,463,791
1.20%, 02/14/18[a]	10,465	10,390,098
1.60%, 09/21/16	11,500	11,781,057
1.88%, 09/15/15[a]	19,650	20,172,723
2.30%, 05/10/16[a]	50,650	52,713,197
2.70%, 06/16/15	35,500	36,783,240
2.95%, 02/05/15[a]	36,000	37,117,490
4.50%, 02/03/15	420	440,402
Quebec (Province of)
4.60%, 05/26/15	10,890	11,577,768
5.13%, 11/14/16[a]	15,000	16,886,045

		399,116,230
GERMANY — 4.95%
FMS Wertmanagement AoeR
0.63%, 04/18/16	24,430	24,504,316
KfW
0.50%, 09/30/15	46,900	47,066,486
0.50%, 04/19/16[a]	71,500	71,625,075
0.63%, 04/24/15	44,330	44,554,979
0.63%, 12/15/16	10,000	10,004,237
0.88%, 09/05/17	20,455	20,394,110
1.00%, 01/12/15	51,280	51,705,598
1.25%, 10/26/15[a]	27,350	27,838,102
1.25%, 10/05/16	25,000	25,473,402
2.00%, 06/01/16	69,450	72,095,128
2.63%, 03/03/15	33,600	34,585,542
2.63%, 02/16/16[a]	35,750	37,493,806
4.38%, 07/21/15	7,000	7,466,643
5.13%, 03/14/16	20,200	22,368,789
Landwirtschaftliche Rentenbank
2.13%, 07/15/16[a]	20,150	20,980,029
2.50%, 02/15/16	15,000	15,691,440
3.13%, 07/15/15	16,250	16,995,375
Series G
5.00%, 11/08/16	10,000	11,254,529
Series G13
4.88%, 11/16/15	11,150	12,125,172

		574,222,758
JAPAN — 0.37%
Japan Bank for International Cooperation
1.75%, 11/13/18[a]	10,000	10,015,968
Japan Finance Corp.
1.88%, 09/24/15[a]	5,900	6,053,753
2.50%, 01/21/16	2,200	2,294,759
2.50%, 05/18/16	11,500	12,035,877
2.88%, 02/02/15	11,160	11,483,748
Japan Finance Organization for Municipalities
4.63%, 04/21/15	500	529,193

		42,413,298

26

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

MEXICO — 0.19%
Petroleos Mexicanos
4.88%, 03/15/15[a]	$21,310	$22,268,948

		22,268,948
SOUTH KOREA — 0.65%
Export-Import Bank of Korea (The)
1.25%, 11/20/15	7,417	7,445,376
3.75%, 10/20/16	2,600	2,763,600
4.13%, 09/09/15	24,334	25,633,891
5.13%, 03/16/15	180	189,004
5.88%, 01/14/15	9,490	10,034,027
Korea Development Bank (The)
1.00%, 01/22/16	13,960	13,850,379
1.50%, 01/22/18	2,000	1,948,080
4.00%, 09/09/16	6,014	6,425,200
4.38%, 08/10/15	6,500	6,864,382

		75,153,939
SUPRANATIONAL — 2.53%
Asian Development Bank
0.50%, 08/17/15	21,000	21,080,390
0.50%, 06/20/16	38,000	38,047,215
1.13%, 03/15/17	10,000	10,117,728
2.50%, 03/15/16	13,500	14,133,191
2.63%, 02/09/15	45,000	46,247,639
5.50%, 06/27/16	17,600	19,855,461
Inter-American Development Bank
0.50%, 08/17/15[a]	33,500	33,631,092
0.88%, 11/15/16	35,000	35,269,640
1.38%, 10/18/16	37,000	37,835,715
2.25%, 07/15/15	25,700	26,524,022
4.25%, 09/14/15[a]	10,000	10,694,331

		293,436,424
SWEDEN — 0.45%
Svensk Exportkredit AB
0.63%, 09/04/15	12,000	12,056,575
0.63%, 05/31/16	28,166	28,186,271
1.13%, 04/05/18	3,000	2,963,387
2.13%, 07/13/16	8,720	9,047,301

		52,253,534

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $1,595,031,279)		1,601,179,628

FOREIGN GOVERNMENT OBLIGATIONS[f] — 2.42%

BRAZIL — 0.10%
Brazil (Federative Republic of)
7.88%, 03/07/15[a]	10,500	11,340,001

		11,340,001

Security	Principal (000s)	Value

CANADA — 0.06%
Canada (Government of)
2.38%, 09/10/14	$6,830	$6,946,725

		6,946,725
COLOMBIA — 0.14%
Colombia (Republic of)
8.25%, 12/22/14[a]	15,000	16,050,001

		16,050,001
ITALY — 1.12%
Italy (Republic of)
3.13%, 01/26/15[a]	35,670	36,502,377
4.50%, 01/21/15[a]	30,095	31,254,001
4.75%, 01/25/16	20,500	21,936,519
5.25%, 09/20/16[a]	34,750	37,812,566
5.38%, 06/12/17[a]	2,000	2,200,447

		129,705,910
MEXICO — 0.26%
United Mexican States
5.63%, 01/15/17[a]	10,000	11,159,999
6.63%, 03/03/15	17,940	19,115,071

		30,275,070
PANAMA — 0.02%
Panama (Republic of)
7.25%, 03/15/15[a]	2,326	2,535,340

		2,535,340
PERU — 0.10%
Peru (Republic of)
8.38%, 05/03/16[a]	9,500	11,020,000

		11,020,000
PHILIPPINES — 0.06%
Philippines (Republic of the)
9.38%, 01/18/17	6,000	7,365,000

		7,365,000
POLAND — 0.23%
Poland (Republic of)
3.88%, 07/16/15	25,500	26,733,180

		26,733,180
TURKEY — 0.33%
Turkey (Republic of)
7.00%, 09/26/16	15,000	16,577,100
7.25%, 03/15/15[a]	18,500	19,639,970

27

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

November 30, 2013

Security	Principal or Shares (000s)	Value

7.50%, 07/14/17[a]	$2,000	$2,266,260

		38,483,330

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $278,140,421)		280,454,557

MUNICIPAL DEBT OBLIGATIONS — 0.33%

CALIFORNIA — 0.17%
State of California GO
5.45%, 04/01/15	10,900	11,611,225
5.95%, 04/01/16	7,105	7,925,130

		19,536,355
FLORIDA — 0.02%
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
1.30%, 07/01/16	2,875	2,869,480

		2,869,480
ILLINOIS — 0.14%
State of Illinois GO
4.07%, 01/01/14	2,500	2,506,400
4.42%, 01/01/15	13,000	13,401,830

		15,908,230

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $38,093,543)		38,314,065

U.S. GOVERNMENT OBLIGATIONS — 0.52%
U.S. Treasury Notes
0.63%, 11/15/16	60,000	60,142,799

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $60,150,201)		60,142,799

SHORT-TERM INVESTMENTS — 6.14%

MONEY MARKET FUNDS — 6.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,g,h]	439,996	439,995,580
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,g,h]	25,474	25,473,549

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,g]	246,729	$246,729,290

		712,198,419

TOTAL SHORT-TERM INVESTMENTS
(Cost: $712,198,419)		712,198,419

TOTAL INVESTMENTS IN SECURITIES — 104.69%
(Cost: $12,063,547,655)		12,134,874,345
Other Assets, Less Liabilities — (4.69)%		(543,955,684)

NET ASSETS — 100.00%		$11,590,918,661

GO  —  General Obligation

RB  —  Revenue Bond

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Affiliated issuer. See Note 2.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

28

Schedule of Investments  (Unaudited)

iSHARES® 1-3 YEAR TREASURY BOND ETF

November 30, 2013

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.68%
U.S. Treasury Bonds
4.75%, 05/15/14	$522	$532,910
9.88%, 11/15/15	465	552,006
11.25%, 02/15/15	34,374	38,942,992
U.S. Treasury Notes
0.25%, 09/15/14	539	539,426
0.25%, 10/31/14	1,083	1,084,029
0.25%, 12/15/14	48,937	48,989,853
0.25%, 02/15/15	199,644	199,783,751
0.25%, 05/31/15	812,447	812,918,211
0.25%, 07/15/15	5,095	5,096,376
0.25%, 07/31/15	325	325,078
0.25%, 08/15/15	189,782	189,800,982
0.25%, 09/15/15	213,868	213,835,922
0.25%, 09/30/15	71,206	71,196,743
0.25%, 12/15/15	190,733	190,586,130
0.25%, 05/15/16	19,208	19,142,885
0.38%, 06/15/15	12,848	12,878,708
0.38%, 06/30/15	153,611	153,973,522
0.38%, 11/15/15	115,774	115,989,345
0.38%, 01/15/16	177,734	177,977,483
0.38%, 02/15/16	193,184	193,377,167
0.50%, 06/15/16	438,876	439,907,363
0.63%, 07/15/14	141	141,426
0.63%, 08/15/16	278,572	279,733,623
0.63%, 10/15/16	1,409	1,413,157
0.63%, 11/15/16	307,000	307,730,657
0.75%, 06/15/14	91	91,300
0.88%, 09/15/16	851,894	861,086,054
1.00%, 08/31/16	191,205	193,887,606
1.00%, 10/31/16	27,662	28,022,987
1.25%, 10/31/15	277,376	282,560,146
1.50%, 06/30/16	308,332	316,959,120
1.50%, 07/31/16	3,732	3,834,742
1.75%, 07/31/15	258,159	264,620,715
1.75%, 05/31/16	14,912	15,411,701
2.00%, 01/31/16	22,930	23,763,528
2.13%, 11/30/14	228,979	233,414,314
2.13%, 05/31/15	166,810	171,567,416
2.13%, 12/31/15	8,336	8,652,518
2.25%, 01/31/15	265,943	272,357,532
2.25%, 03/31/16	6,112	6,382,823
2.38%, 08/31/14	332	337,468
2.38%, 10/31/14	1,728	1,762,938
2.38%, 02/28/15	715,826	735,196,259
2.50%, 03/31/15	192,854	198,707,140
2.63%, 07/31/14	194	197,191
2.63%, 12/31/14	195,926	201,133,707
2.63%, 02/29/16	28,058	29,496,816
3.13%, 10/31/16	10,030	10,775,430
4.00%, 02/15/15	77,741	81,294,540
4.13%, 05/15/15	160,582	169,688,602
4.25%, 11/15/14	283,522	294,508,500
4.25%, 08/15/15	204,542	218,485,647
4.50%, 11/15/15	198,312	214,641,012
4.50%, 02/15/16	2,398	2,617,944

Security	Principal or Shares (000s)	Value

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $8,295,210,212)		$8,317,905,441

SHORT-TERM INVESTMENTS — 0.25%

MONEY MARKET FUNDS — 0.25%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	20,913	20,913,078

		20,913,078

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,913,078)		20,913,078

TOTAL INVESTMENTS IN SECURITIES — 99.93%
(Cost: $8,316,123,290)		8,338,818,519
Other Assets, Less Liabilities — 0.07%		6,216,692

NET ASSETS — 100.00%		$8,345,035,211

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

29

Schedule of Investments  (Unaudited)

iSHARES® 3-7 YEAR TREASURY BOND ETF

November 30, 2013

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.50%
U.S. Treasury Bonds
7.25%, 05/15/16[a]	$224	$261,621
7.50%, 11/15/16[a]	11,630	13,993,680
U.S. Treasury Notes
0.50%, 11/15/16[a]	15	15,036
0.50%, 07/31/17	5,318	5,250,462
0.63%, 07/15/16	645	648,083
0.63%, 08/31/17[a]	30,638	30,343,569
0.63%, 11/30/17	24,572	24,216,198
0.63%, 04/30/18	35,949	35,134,037
0.75%, 10/31/17[a]	174,594	173,185,127
0.75%, 12/31/17[a]	125,073	123,702,199
0.75%, 03/31/18[a]	50,759	49,945,842
1.00%, 08/31/16	1,658	1,681,667
1.00%, 09/30/16[a]	2,210	2,240,498
1.00%, 05/31/18[a]	16,400	16,267,488
1.00%, 06/30/19[a]	11,723	11,336,962
1.00%, 08/31/19[a]	146,639	141,140,037
1.00%, 11/30/19	3,614	3,455,056
1.13%, 12/31/19[a]	95,194	91,522,366
1.13%, 03/31/20[a]	8,174	7,800,040
1.13%, 04/30/20[a]	30,809	29,324,622
1.25%, 11/30/18	55,000	54,690,625
1.25%, 04/30/19[a]	12,433	12,246,505
1.25%, 10/31/19[a]	216	210,603
1.25%, 02/29/20[a]	98,506	94,936,142
1.38%, 06/30/18[a]	68,976	69,436,759
1.38%, 07/31/18[a]	112,487	113,140,048
1.38%, 09/30/18[a]	43,179	43,314,881
1.38%, 11/30/18[a]	59,608	59,686,980
1.38%, 02/28/19	137	136,475
1.38%, 01/31/20[a]	5,124	4,988,983
1.38%, 05/31/20[a]	69,971	67,520,616
1.50%, 06/30/16	100	102,798
1.50%, 07/31/16[a]	10,773	11,069,580
1.50%, 08/31/18[a]	80,418	81,248,311
1.50%, 03/31/19[a]	112,668	112,668,100
1.75%, 07/31/15[a]	46	47,254
1.75%, 05/31/16	58	59,427
1.75%, 10/31/18[a]	1,657	1,690,952
1.75%, 10/31/20	992	971,287
1.88%, 08/31/17[a]	9,790	10,148,020
1.88%, 10/31/17[a]	30,031	31,093,197
1.88%, 06/30/20[a]	76,726	76,310,912
2.00%, 09/30/20[a]	62,697	62,531,480
2.00%, 11/30/20	71,662	71,225,093
2.13%, 02/29/16	58	60,538
2.13%, 08/31/20[a]	89,013	89,623,634
2.25%, 11/30/17[a]	659	691,274
2.25%, 07/31/18[a]	15,946	16,681,431
2.38%, 07/31/17[a]	81,119	85,578,923
2.38%, 05/31/18[a]	40,387	42,518,822
2.38%, 06/30/18[a]	11,470	12,062,884
2.50%, 06/30/17[a]	15,537	16,464,092
2.63%, 04/30/16	59	62,296
2.75%, 11/30/16[a]	103,095	109,734,328
2.75%, 12/31/17[a]	18,448	19,733,088

Security	Principal or Shares (000s)	Value

2.75%, 02/28/18[a]	$18,451	$19,733,976
2.88%, 03/31/18[a]	44,377	47,666,332
3.00%, 02/28/17	19,460	20,908,017
3.13%, 10/31/16[a]	1,533	1,646,933
3.13%, 04/30/17[a]	135,294	146,151,346
3.25%, 06/30/16	126	135,195
3.25%, 07/31/16	713	765,691
3.25%, 12/31/16[a]	30,967	33,464,487
3.25%, 03/31/17	15,696	17,005,047
3.50%, 02/15/18[a]	47,447	52,193,119
4.25%, 08/15/15[a]	36	38,561
4.50%, 05/15/17	43,569	49,118,384
4.63%, 11/15/16[a]	23,060	25,796,992
4.63%, 02/15/17	48,216	54,266,628
4.75%, 08/15/17	557	636,122
5.13%, 05/15/16	10	11,158

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $2,633,253,083)		2,603,688,916

SHORT-TERM INVESTMENTS — 40.48%

MONEY MARKET FUNDS — 40.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,c,d]	998,011	998,010,726
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,c,d]	57,780	57,779,842
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	3,536	3,535,618

		1,059,326,186

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,059,326,186)		1,059,326,186

TOTAL INVESTMENTS IN SECURITIES — 139.98%
(Cost: $3,692,579,269)		3,663,015,102
Other Assets, Less Liabilities — (39.98)%		(1,046,157,073)

NET ASSETS — 100.00%		$2,616,858,029

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

30

Schedule of Investments  (Unaudited)

iSHARES® 7-10 YEAR TREASURY BOND ETF

November 30, 2013

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 97.96%
U.S. Treasury Notes
1.63%, 08/15/22[a]	$1,000,520	$929,172,577
1.63%, 11/15/22[a]	646,300	596,276,762
1.75%, 05/15/22[a]	126,787	119,814,982
1.75%, 05/15/23[a]	638,592	588,098,820
2.00%, 11/15/21	140,377	136,906,588
2.00%, 02/15/23[a]	170,944	162,056,152
2.13%, 08/31/20[a]	5,972	6,012,968
2.13%, 08/15/21[a]	384,792	380,878,772
2.50%, 08/15/23[a]	151,009	148,180,600
2.63%, 08/15/20	1,137	1,183,750
2.63%, 11/15/20	5,291	5,489,315
2.75%, 11/15/23	84,225	84,290,580
3.13%, 05/15/21[a]	281,243	299,541,000
3.63%, 02/15/21[a]	289,123	318,676,625

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $3,892,864,437)		3,776,579,491

SHORT-TERM INVESTMENTS — 49.30%

MONEY MARKET FUNDS — 49.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,c,d]	1,677,169	1,677,168,615
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,c,d]	97,100	97,099,695
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	126,248	126,247,809

		1,900,516,119

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,900,516,119)		1,900,516,119

TOTAL INVESTMENTS IN SECURITIES — 147.26%
(Cost: $5,793,380,556)		5,677,095,610
Other Assets,Less Liabilities — (47.26)%		(1,821,987,989)

NET ASSETS — 100.00%		$3,855,107,621

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

31

Schedule of Investments  (Unaudited)

iSHARES® 10-20 YEAR TREASURY BOND ETF

November 30, 2013

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 98.68%
U.S. Treasury Bonds
5.25%, 11/15/28[a]	$11,978	$14,745,284
5.25%, 02/15/29[a]	18,543	22,820,130
5.38%, 02/15/31[a]	21,367	26,804,702
5.50%, 08/15/28[a]	8,407	10,593,577
6.00%, 02/15/26	10,350	13,508,302
6.13%, 11/15/27	24,092	32,041,695
6.13%, 08/15/29[a]	6,444	8,653,068
6.25%, 08/15/23	227	297,480
6.25%, 05/15/30[a]	17,334	23,671,510
6.38%, 08/15/27[a]	5,043	6,844,817
6.50%, 11/15/26	6,732	9,190,653
6.63%, 02/15/27[a]	5,902	8,150,858
6.75%, 08/15/26[a]	4,680	6,507,865
6.88%, 08/15/25[a]	7,152	9,951,289
7.50%, 11/15/24[a]	9,505	13,724,076
7.63%, 02/15/25[a]	5,511	8,044,809
U.S. Treasury Notes
2.50%, 08/15/23	4,425	4,342,120

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $244,620,663)		219,892,235

SHORT-TERM INVESTMENTS — 45.05%

MONEY MARKET FUNDS — 45.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,c,d]	91,959	91,958,533
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,c,d]	5,324	5,323,940
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	3,093	3,092,967

		100,375,440

TOTAL SHORT-TERM INVESTMENTS
(Cost: $100,375,440)		100,375,440

TOTAL INVESTMENTS IN SECURITIES — 143.73%
(Cost: $344,996,103)		320,267,675
Other Assets, Less Liabilities — (43.73)%		(97,443,607)

NET ASSETS — 100.00%		$222,824,068

[a]	All or a portion of this security represents a security on loan. See Note 3.

[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

32

Schedule of Investments  (Unaudited)

iSHARES® 20+ YEAR TREASURY BOND ETF

November 30, 2013

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 98.83%
U.S. Treasury Bonds
2.75%, 08/15/42	$219,794	$178,384,819
2.75%, 11/15/42	115,692	93,697,873
2.88%, 05/15/43	20,039	16,624,803
3.00%, 05/15/42[a]	87,280	74,960,000
3.13%, 11/15/41[a]	148,512	131,333,881
3.13%, 02/15/42[a]	109,467	96,622,406
3.13%, 02/15/43[a]	383,754	336,460,432
3.50%, 02/15/39	96,286	92,825,383
3.63%, 08/15/43[a]	92,935	89,830,232
3.75%, 08/15/41[a]	186,318	185,889,762
3.75%, 11/15/43	15,000	14,842,965
3.88%, 08/15/40[a]	178,245	182,455,454
4.25%, 05/15/39	47,409	51,743,859
4.25%, 11/15/40[a]	182,726	198,979,349
4.38%, 11/15/39[a]	164,923	183,442,408
4.38%, 05/15/40[a]	175,586	195,229,244
4.38%, 05/15/41[a]	74,983	83,258,321
4.50%, 02/15/36[a]	42,173	47,934,676
4.50%, 08/15/39	356	404,393
4.63%, 02/15/40[a]	106,958	123,596,040
5.00%, 05/15/37[a]	23,218	28,231,463

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $2,833,323,374)		2,406,747,763

SHORT-TERM INVESTMENTS — 46.35%

MONEY MARKET FUNDS — 46.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,c,d]	1,045,185	1,045,184,650
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,c,d]	60,511	60,510,977

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	22,893	$22,892,752

		1,128,588,379

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,128,588,379)		1,128,588,379

TOTAL INVESTMENTS IN SECURITIES — 145.18%
(Cost: $3,961,911,753)		3,535,336,142
Other Assets, Less Liabilities — (45.18)%		(1,100,242,537)

NET ASSETS — 100.00%		$2,435,093,605

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

33

Schedule of Investments  (Unaudited)

iSHARES® AGENCY BOND ETF

November 30, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 2.75%

CONSUMER FINANCE — 0.10%
Sallie Mae Inc. (U.S. Government Guaranteed)
0.00%, 10/03/22	$570	$426,967

		426,967
DIVERSIFIED FINANCIAL SERVICES — 0.46%
NCUA Guaranteed Notes Trust (U.S. Government Guaranteed)
Series A2
1.40%, 06/12/15	820	833,947
Series A5
3.45%, 06/12/21	999	1,052,856

		1,886,803
HEALTH CARE EQUIPMENT & SUPPLIES — 2.19%
Private Export Funding Corp. (U.S. Government Guaranteed)
2.80%, 05/15/22	1,000	981,090
4.38%, 03/15/19	4,302	4,866,457
4.95%, 11/15/15	1,996	2,172,459
Series JJ
1.88%, 07/15/18	1,000	1,014,570

		9,034,576

TOTAL CORPORATE BONDS & NOTES
(Cost: $11,483,033)		11,348,346

FOREIGN GOVERNMENT OBLIGATIONS[a] — 4.30%
EGYPT — 2.60%
Egypt (Arab Republic of)
4.45%, 09/15/15	10,000	10,746,266

		10,746,266
ISRAEL — 1.70%
Israel (State of)
0.00%, 09/15/20	1,104	932,370
0.00%, 03/15/22	3,000	2,333,910
5.50%, 09/18/23	2,078	2,469,943
5.50%, 12/04/23	487	577,977
5.50%, 04/26/24	600	711,457

		7,025,657

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $17,810,384)		17,771,923

U.S. GOVERNMENT AGENCY OBLIGATIONS — 92.19%
Federal Farm Credit Banks Funding Corp.
0.50%, 12/04/15 (Call 12/20/13)	1,400	1,400,029
1.05%, 07/08/16 (Call 01/08/14)	8,305	8,311,511
1.69%, 04/09/20 (Call 04/09/14)	50	47,668
2.00%, 04/04/22	1,489	1,379,006

Security	Principal (000s)	Value

3.50%, 07/17/23 (Call 07/17/14)	$250	$251,470
4.88%, 01/27/20	250	290,679
5.13%, 07/09/29	267	294,333
5.15%, 11/15/19	3,889	4,553,487
5.41%, 04/17/36	250	281,897
Federal Home Loan Bank of Chicago
5.63%, 06/13/16	600	673,814
Federal Home Loan Banks
0.50%, 11/20/15[b]	3,800	3,813,551
1.00%, 06/09/17[b]	3,000	3,003,014
1.95%, 07/24/18 (Call 07/24/15)	350	351,565
2.75%, 12/12/14[b]	1,830	1,878,129
2.75%, 06/08/18	100	105,626
2.88%, 09/11/20	3,685	3,778,549
3.13%, 03/11/16	4,860	5,157,156
3.13%, 12/08/17	385	406,083
4.00%, 09/01/28	810	803,482
4.50%, 09/13/19	1,500	1,706,274
5.25%, 12/11/20	1,500	1,762,989
5.38%, 08/15/18[b]	1,385	1,627,213
5.38%, 05/15/19	335	397,180
5.50%, 07/15/36	230	272,323
5.75%, 06/12/26	1,000	1,198,911
Federal Home Loan Mortgage Corp.
0.00%, 11/29/19	3,723	3,156,124
0.42%, 06/19/15 (Call 12/19/13)	1,300	1,300,146
0.50%, 04/17/15[b]	9,207	9,240,782
0.50%, 09/25/15	5,000	5,018,008
0.63%, 12/29/14[b]	29,800	29,938,385
0.63%, 11/01/16	11,000	10,984,620
0.88%, 10/14/16[b]	187	188,498
0.88%, 03/07/18	5,100	5,022,750
1.14%, 10/15/18 (Call 10/15/14)	1,300	1,270,879
1.20%, 06/12/18 (Call 03/12/14)	10,000	9,844,470
1.25%, 08/01/19	810	783,435
2.38%, 01/13/22[b]	4,050	3,942,347
2.50%, 05/27/16	985	1,034,310
4.38%, 07/17/15	6,078	6,480,353
4.75%, 11/17/15	889	966,268
5.50%, 07/18/16	5,500	6,214,726
6.75%, 09/15/29[b]	371	495,483
6.75%, 03/15/31[b]	7,503	10,055,542
Federal National Mortgage Association
0.00%, 06/01/17[b]	47,447	45,810,491
0.00%, 02/01/19	2,440	2,178,793
0.00%, 10/09/19	400	343,149
0.00%, 05/15/30	661	322,607
0.38%, 07/05/16[b]	26,638	26,559,013
0.63%, 08/26/16[b]	4,500	4,510,889
0.75%, 12/19/14	975	980,685
0.88%, 08/28/14	100	100,523
1.00%, 09/20/17	2,635	2,623,427
1.25%, 06/20/18 (Call 12/20/13)[b]	18,952	18,682,067
1.55%, 10/04/19 (Call 01/04/14)	2,000	1,941,742
1.55%, 10/15/19 (Call 01/15/14)	3,000	2,898,474
1.63%, 10/26/15	1,506	1,543,646
2.25%, 03/15/16[b]	19,635	20,448,562
2.38%, 04/11/16	782	818,084
3.00%, 09/16/14	17	17,387
4.38%, 10/15/15	29,187	31,394,036
5.00%, 03/15/16	5,000	5,520,219
5.38%, 07/15/16[b]	6,557	7,389,077
5.63%, 07/15/37	91	110,850

34

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AGENCY BOND ETF

November 30, 2013

Security	Principal or Shares (000s)	Value

6.00%, 04/18/36 (Call 04/18/16)	$1,167	$1,283,081
6.21%, 08/06/38	647	820,758
6.63%, 11/15/30	477	632,291
7.13%, 01/15/30	1,325	1,827,038
7.25%, 05/15/30[b]	2,003	2,797,640
8.28%, 01/10/25	350	501,735
Financing Corp. (The)
0.00%, 11/11/16	3,167	3,090,172
0.00%, 12/06/16	3,927	3,826,159
0.00%, 10/06/17	1,986	1,886,710
0.00%, 11/02/18	840	772,610
0.00%, 06/06/19	1,000	901,887
8.60%, 09/26/19	6,500	8,907,913
9.40%, 02/08/18	165	218,948
9.80%, 04/06/18	1,495	2,025,944
10.35%, 08/03/18	7,290	10,186,964
10.70%, 10/06/17	780	1,061,993
Tennessee Valley Authority
1.88%, 08/15/22	1,000	900,606
3.50%, 12/15/42	1,000	806,780
4.38%, 06/15/15	1,865	1,978,640
4.50%, 04/01/18[b]	1,216	1,373,286
4.63%, 09/15/60	511	466,990
5.25%, 09/15/39[b]	1,750	1,895,438
5.50%, 07/18/17[b]	1,000	1,157,066
5.88%, 04/01/36	3,150	3,762,859
6.75%, 11/01/25	487	632,312
7.13%, 05/01/30	2,400	3,215,941

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost: $379,091,859)		380,808,547

SHORT-TERM INVESTMENTS — 30.17%

MONEY MARKET FUNDS — 30.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	111,058	111,058,197
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	6,430	6,429,716

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	7,125	$7,125,276

		124,613,189

TOTAL SHORT-TERM INVESTMENTS (Cost: $124,613,189)		124,613,189

TOTAL INVESTMENTS IN SECURITIES — 129.41%
(Cost: $532,998,465)		534,542,005
Other Assets, Less Liabilities — (29.41)%		(121,489,306)

NET ASSETS — 100.00%		$413,052,699

[a]	Investments are denominated in U.S. dollars.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

35

Schedule of Investments  (Unaudited)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 97.84%

CALIFORNIA — 97.84%
Alameda Corridor Transportation Authority RB Transit Revenue
Series A
0.00%, 10/01/14 (AMBAC)	$250	$248,548
0.00%, 10/01/17 (AMBAC)	70	64,624
Alameda County Joint Powers Authority RB Lease Abatement
5.00%, 12/01/34 (Call 12/01/17) (AGM)	250	256,235
Anaheim Public Financing Authority RB Electric Power & Light Revenues
4.50%, 10/01/37 (Call 04/01/17) (NPFGC)	625	607,156
Bay Area Governments Association RB Transit Revenue
5.00%, 08/01/17 (Call 08/01/14) (NPFGC-FGIC)	780	801,388
Bay Area Toll Authority RB Highway Revenue Tolls
4.00%, 04/01/18	500	566,225
5.13%, 04/01/47 (Call 04/01/18)	225	232,083
Series C-2
1.45%, 04/01/45 (Call 02/01/17)	250	252,675
Series F
5.00%, 04/01/24 (PR 04/01/16)	635	703,167
5.00%, 04/01/31 (PR 04/01/16)	805	891,417
5.00%, 04/01/31 (PR 04/01/17)	680	778,036
Series F-1
5.00%, 04/01/17	250	286,918
5.00%, 04/01/27 (Call 04/01/22)	440	487,362
5.00%, 04/01/28 (Call 04/01/19)	575	631,817
5.00%, 04/01/31 (Call 04/01/22)	600	644,358
5.00%, 04/01/39 (Call 04/01/18)	1,150	1,188,847
5.50%, 04/01/43 (Call 04/01/18)	1,100	1,164,614
Series S-2
5.00%, 10/01/42 (Call 10/01/20)	695	702,575
Series S-4
5.00%, 04/01/32 (Call 04/01/23)	500	523,135
5.00%, 04/01/43 (Call 04/01/23)	1,250	1,260,125
5.25%, 04/01/48 (Call 04/01/23)	250	255,995
5.25%, 04/01/53 (Call 04/01/23)	1,000	999,760
Bay Area Water Supply & Conservation Agency RB Water Revenue
Series A
5.00%, 10/01/34 (Call 04/01/23)	350	369,764
California Educational Facilities Authority RB College & University Revenue
Series U-3
5.00%, 06/01/43	1,000	1,147,590
California Infrastructure & Economic Development Bank RB Highway Revenue Tolls
5.00%, 07/01/23 (ETM) (AGM)	250	301,460
5.00%, 07/01/33 (PR 01/01/28) (AMBAC)	875	1,040,410
5.00%, 07/01/36 (PR 01/01/28) (AMBAC)	525	624,246
California State Department of Transportation RB Federal Grant Revenue
Series A
5.00%, 02/01/15 (NPFGC-FGIC)	270	285,188

Security	Principal (000s)	Value

California State Department of Water Resources RB Electric Power & Light Revenues
Series H
5.00%, 05/01/22 (Call 05/01/18) (AGM)	$1,150	$1,325,064
Series K
4.00%, 05/01/18	320	362,630
5.00%, 05/01/18	1,440	1,692,734
Series L
4.00%, 05/01/15	375	395,284
5.00%, 05/01/14	1,500	1,530,765
5.00%, 05/01/16	130	144,424
5.00%, 05/01/17	1,000	1,148,840
5.00%, 05/01/18	285	335,020
5.00%, 05/01/19	1,800	2,132,154
5.00%, 05/01/20	190	226,592
5.00%, 05/01/21 (Call 05/01/20)	500	588,120
5.00%, 05/01/22 (Call 05/01/20)	1,400	1,622,376
Series M
4.00%, 05/01/15	275	289,875
4.00%, 05/01/16	1,250	1,359,212
5.00%, 05/01/14	250	255,128
5.00%, 05/01/15	250	266,998
Series N
5.00%, 05/01/20	1,780	2,122,810
5.00%, 05/01/21	150	180,249
California State Department of Water Resources RB Water Revenue
Series AE
5.00%, 12/01/25 (Call 06/01/18)	500	568,915
5.00%, 12/01/26 (Call 06/01/18)	500	567,865
Series AG
5.00%, 12/01/26 (Call 12/01/19)	250	283,933
5.00%, 12/01/29 (Call 12/01/19)	320	354,352
California State Public Works Board RB Lease Abatement
6.00%, 11/01/34 (Call 11/01/19)	360	406,894
Series A
5.00%, 12/01/19 (AMBAC)	270	299,535
5.00%, 04/01/20	350	405,776
5.00%, 04/01/24 (Call 04/01/22)	500	550,210
5.00%, 12/01/27 (Call 12/30/13) (AMBAC)	1,430	1,433,632
5.00%, 04/01/32 (Call 04/01/22)	405	414,963
5.00%, 04/01/34 (Call 04/01/22)	510	517,609
5.00%, 04/01/37 (Call 04/01/22)	500	500,980
5.00%, 03/01/38 (Call 03/01/23)	110	109,838
Series C
4.00%, 10/01/20	270	296,104
Series G
5.00%, 11/01/37 (Call 11/01/22)	450	450,945
Series G-1
5.00%, 10/01/21 (Call 10/01/19)	100	111,145
5.13%, 10/01/22 (Call 10/01/19)	250	275,470
5.25%, 10/01/23 (Call 10/01/19)	105	115,117
Series I
5.00%, 11/01/38 (Call 11/01/23)	1,000	998,540
Series I-1
6.13%, 11/01/29 (Call 11/01/19)	225	259,913
Series J
5.00%, 01/01/21 (Call 01/01/16)	395	428,607
California State Public Works Board RB Lease Revenue
Series A
5.13%, 06/01/29 (PR 06/01/14)	250	256,210
5.25%, 06/01/30 (Call 06/01/15)	250	258,963
Series D
5.00%, 12/01/31 (Call 12/01/21)	1,000	1,029,230
Series E
5.00%, 04/01/34 (PR 04/01/19)	350	415,401

36

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Series G
5.00%, 12/01/31 (PR 12/01/21)	$500	$604,520
California State University Trustees RB College & University Revenue
Series A
4.00%, 11/01/28 (Call 11/01/22)	180	180,286
5.00%, 11/01/24 (Call 11/01/21)	750	854,280
5.00%, 11/01/30 (Call 05/01/15) (AMBAC)	535	554,613
5.00%, 11/01/33 (Call 05/01/18) (AGM)	985	1,016,461
5.00%, 11/01/39 (Call 05/01/18) (AGM)	855	869,962
5.25%, 11/01/34 (Call 05/01/19)	250	266,108
Series C
5.00%, 11/01/38 (Call 11/01/15) (NPFGC)	400	406,864
Chabot-Las Positas Community College District GO
5.00%, 08/01/31 (Call 08/01/23)	300	316,215
Series B
0.00%, 08/01/26 (Call 08/01/16) (AMBAC)	250	148,005
5.00%, 08/01/29 (Call 08/01/16) (AMBAC)	130	143,846
5.00%, 08/01/31 (Call 08/01/16) (AMBAC)	280	309,823
Series C
0.00%, 08/01/34 (Call 08/01/16) (AMBAC)	500	151,810
0.00%, 08/01/36 (Call 08/01/16) (AMBAC)	645	172,596
0.00%, 08/01/37 (Call 08/01/16) (AMBAC)	1,000	251,310
Chino Basin Regional Financing Authority RB Water Revenue
Series A
5.00%, 11/01/33 (Call 11/01/17) (AMBAC)	280	288,212
5.00%, 11/01/38 (Call 11/01/17) (AMBAC)	250	253,928
City & County of San Francisco COP Lease Abatement
Series A
5.00%, 04/01/29 (Call 04/01/19)	400	423,328
City & County of San Francisco GO
Series R1
5.00%, 06/15/20	200	238,996
5.00%, 06/15/21	150	178,926
City of Los Angeles GO
Series B
5.00%, 09/01/19	350	417,221
City of Los Angeles RB Wastewater System Revenue
Series A
4.75%, 06/01/35 (PR 06/01/15) (NPFGC)	705	752,404
4.75%, 06/01/35 (Call 06/01/15) (NPFGC)	170	171,372
5.00%, 06/01/16	200	222,914
5.00%, 06/01/20	250	297,638
5.00%, 06/01/43 (Call 06/01/23)	500	524,285
Series B
5.00%, 06/01/22	250	298,895
5.00%, 06/01/30 (Call 06/01/22)	170	184,193
5.00%, 06/01/32 (Call 06/01/22)	500	535,750

Security	Principal (000s)	Value

City of Sacramento RB Water Revenue
5.00%, 09/01/42 (Call 09/01/23)	$380	$392,719
City of San Jose RB Port Airport & Marina Revenue
Series B
5.00%, 03/01/37 (Call 03/01/17) (AMBAC)	240	240,053
Series D
5.00%, 03/01/28 (Call 03/01/14) (NPFGC)	200	201,496
City of Vernon RB Electric Power & Light Revenues
Series A
5.13%, 08/01/21 (Call 08/01/19)	500	540,670
City of Vista COP Lease Abatement
5.00%, 05/01/37 (Call 05/01/17) (NPFGC)	285	288,201
Coast Community College District GO
Series A
4.00%, 08/01/38 (Call 08/01/23)	500	455,990
5.00%, 08/01/38 (Call 08/01/23)	250	263,108
Contra Costa Community College District GO
5.00%, 08/01/38 (Call 08/01/23)	500	523,795
County of Sacramento RB Port Airport & Marina Revenue
5.00%, 07/01/40 (Call 07/01/20)	250	250,268
Series C
6.00%, 07/01/41 (Call 07/01/18)	500	556,925
Cucamonga Valley Water District RB Water Revenue
Series A
5.38%, 09/01/35 (Call 09/01/21) (AGM)	250	271,150
Desert Community College District GO
Series C
0.00%, 08/01/46 (Call 08/01/17) (AGM)	1,000	142,200
5.00%, 08/01/37 (Call 08/01/17) (AGM)	500	514,020
East Bay Municipal Utility District RB Water Revenue
Series A
5.00%, 06/01/35 (Call 06/01/15) (NPFGC)	1,200	1,249,236
5.00%, 06/01/37 (Call 06/01/17) (NPFGC-FGIC)	1,080	1,136,873
Series B
5.00%, 06/01/17	100	115,393
Eastern Municipal Water District COP Water Revenue
Series H
5.00%, 07/01/24 (Call 07/01/18)	190	213,779
5.00%, 07/01/33 (Call 07/01/18)	330	343,002
5.00%, 07/01/35 (Call 07/01/18)	580	600,219
El Camino Community College District GO
Series C
0.00%, 08/01/32	700	265,986
0.00%, 08/01/34	500	168,205
Escondido Union High School District GO
Series C
0.00%, 08/01/46	350	54,394
0.00%, 08/01/51	1,155	131,716
Foothill-De Anza Community College District GO
Series A
4.50%, 08/01/31 (Call 08/01/17) (AMBAC)	600	601,578
Series C
5.00%, 08/01/36 (Call 08/01/21)	250	262,485
5.00%, 08/01/40 (Call 08/01/21)	190	198,223

37

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Foothill-Eastern Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/15/17 (Call 12/30/13) (NPFGC)	$100	$83,650
0.00%, 01/15/18 (Call 12/30/13) (NPFGC)	100	78,693
0.00%, 01/01/30 (ETM) (RADIAN-IBCC, AGM-CR)	70	37,484
0.00%, 01/15/30 (Call 12/30/13) (NPFGC)	125	44,414
0.00%, 01/15/31 (Call 12/30/13) (NPFGC)	290	95,048
0.00%, 01/15/37 (Call 12/30/13)	1,000	201,860
Series A
0.00%, 01/01/19 (ETM)	565	519,150
0.00%, 01/01/20 (ETM)	1,100	977,416
0.00%, 01/01/23 (ETM)	225	173,349
0.00%, 01/01/25 (ETM) (AMBAC)	880	612,814
0.00%, 01/01/26 (ETM)	540	357,966
0.00%, 01/01/28 (ETM)	440	259,613
Fresno Unified School District GO
Series G
0.00%, 08/01/41 (Call 08/01/21)	500	80,235
Grossmont Union High School District GO
5.00%, 08/01/33 (Call 08/01/18)	430	444,985
Imperial Irrigation District RB Electric Power & Light Revenues
5.00%, 11/01/33 (Call 11/01/18)	685	710,468
Long Beach Community College District GO
0.00%, 08/01/49 (Call 08/01/42)	250	73,793
5.00%, 08/01/39 (Call 08/01/22)	500	519,210
Los Angeles Community College District GO
Series A
5.00%, 08/01/20 (Call 08/01/15) (AGM)	425	456,157
5.00%, 08/01/27 (Call 08/01/17) (NPFGC-FGIC)	375	409,504
5.00%, 08/01/32 (Call 08/01/17) (NPFGC-FGIC)	1,900	1,994,430
Series E-1
5.00%, 08/01/33 (Call 08/01/18)	250	262,838
Series F-1
5.00%, 08/01/33 (Call 08/01/18)	400	420,540
Los Angeles Convention & Exhibition Center Authority RB Lease Abatement
Series A
5.00%, 08/15/20 (Call 08/15/18)	120	133,501
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
5.00%, 07/01/20	1,000	1,197,640
Series A
5.00%, 07/01/17	300	347,559
5.00%, 07/01/22 (Call 07/01/18) (AGM)	200	228,466
5.00%, 07/01/35 (Call 07/01/15) (AMBAC)	600	625,848
Series B
5.00%, 07/01/14	210	216,006
5.00%, 07/01/18	210	247,848
Los Angeles County Metropolitan Transportation Authority RB Transit Revenue
Series A
5.00%, 07/01/18	35	40,828
Los Angeles County Public Works Financing Authority RB Lease Abatement
4.00%, 08/01/37 (Call 08/01/22)	170	145,591
5.00%, 08/01/42 (Call 08/01/22)	500	501,360

Security	Principal (000s)	Value

Los Angeles County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 10/01/34 (Call 10/01/15) (NPFGC-FGIC)	$500	$512,385
Series A
5.00%, 10/01/20	450	537,858
Los Angeles Department of Airports RB Port Airport & Marina Revenue
Series A
5.00%, 05/15/27 (Call 05/15/20)	245	267,101
5.00%, 05/15/32 (Call 05/15/20)	1,385	1,441,106
5.00%, 05/15/40 (Call 05/15/20)	1,895	1,939,040
Series B
5.00%, 05/15/35 (Call 05/15/22)	500	519,560
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
5.00%, 07/01/14	400	411,464
5.00%, 07/01/19	360	430,304
5.00%, 07/01/22 (Call 07/01/21)	500	588,000
5.00%, 07/01/27 (Call 01/01/23)	875	974,242
Series A-1
5.00%, 07/01/35 (Call 07/01/15) (AGM)	640	668,390
5.00%, 07/01/37 (Call 07/01/17) (AMBAC)	1,650	1,722,451
5.25%, 07/01/38 (Call 07/01/18)	1,200	1,268,448
Series B
5.00%, 07/01/30 (Call 07/01/23)	500	542,800
5.00%, 07/01/43 (Call 07/01/22)	1,340	1,388,213
Series C
5.00%, 01/01/16 (Call 10/01/15)	300	326,184
Series A-1
5.00%, 07/01/15 (AGM)	535	576,072
Los Angeles Department of Water & Power RB Water Revenue
Series A
5.00%, 07/01/41 (Call 01/01/21)	250	259,195
5.00%, 07/01/43 (Call 07/01/22)	1,250	1,302,200
Series A-2
5.00%, 07/01/35 (Call 07/01/16) (AMBAC)	850	893,800
5.00%, 07/01/44 (Call 07/01/17)	350	356,062
Series B
5.00%, 07/01/33 (Call 07/01/23)	500	537,005
Los Angeles Municipal Improvement Corp. RB Lease Abatement
Series A
5.00%, 09/01/23 (Call 09/01/18)	30	32,226
5.00%, 09/01/25 (Call 09/01/18)	500	528,150
Los Angeles Unified School District GO
Series A-1
4.50%, 07/01/22 (Call 07/01/17) (AGM)	500	549,070
4.50%, 07/01/24 (Call 07/01/17) (AGM)	815	882,824
4.50%, 07/01/25 (Call 07/01/17) (NPFGC)	760	824,334
4.50%, 01/01/28 (Call 07/01/17) (AGC-ICC, NPFGC)	100	102,840
4.50%, 01/01/28 (Call 07/01/17) (NPFGC)	1,675	1,722,570
5.00%, 07/01/20 (Call 07/01/15) (FGIC)	615	656,968
5.00%, 07/01/21 (Call 07/01/15) (FGIC)	360	384,149
5.50%, 07/01/18 (FGIC)	250	299,905
Series A-2
5.00%, 07/01/21	500	593,720

38

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Series B
4.75%, 07/01/19 (Call 07/01/16) (AGM)	$270	$297,227
4.75%, 07/01/20 (Call 07/01/16) (FGIC)	265	291,434
5.00%, 07/01/21 (Call 07/01/17) (AMBAC)	350	397,176
5.00%, 07/01/23 (Call 07/01/16) (FGIC)	500	551,580
Series C
5.00%, 07/01/32 (Call 07/01/17) (AGM)	300	313,722
Series D
5.00%, 01/01/34 (Call 07/01/19)	300	316,017
Series E
4.75%, 07/01/32 (Call 07/01/17) (AGM)	500	503,675
Series F
5.00%, 01/01/34 (Call 07/01/19)	330	347,619
Series I
5.00%, 07/01/27 (Call 07/01/19)	300	333,204
5.00%, 01/01/34 (Call 07/01/19)	105	110,606
Series KRY
5.00%, 07/01/18	250	294,318
Series KY
5.00%, 07/01/16	125	139,760
Mendocino-Lake Community College District GO
Series B
0.00%, 08/01/51 (AGM)	250	25,828
Merced Union High School District GO
Series C
0.00%, 08/01/46 (Call 08/01/21)	1,000	116,320
Metropolitan Water District of Southern California RB Water Revenue
5.75%, 08/10/18	500	579,295
Series A
5.00%, 10/01/29 (Call 04/01/22)	200	221,372
5.00%, 01/01/34 (Call 01/01/19)	100	105,880
5.00%, 07/01/35 (Call 07/01/15) (AGM)	700	731,052
Series B
5.00%, 07/01/21 (Call 07/01/18)	225	259,279
Series C
5.00%, 10/01/27	250	296,058
Mount Diablo Unified School District GO
Series A
0.00%, 08/01/35 (Call 08/01/25) (AGM)	400	257,832
Series E
5.00%, 06/01/37 (Call 08/01/22)	250	259,425
Mount San Antonio Community College District GO
0.00%, 08/01/28 (Call 02/01/28)	1,000	671,170
Newport Mesa Unified School District GO
0.00%, 08/01/36	500	157,520
0.00%, 08/01/38	500	140,560
Orange County RB Port Airport & Marina Revenue
Series B
5.00%, 07/01/28 (Call 07/01/19)	125	133,425
Orange County Sanitation District COP Sewer Revenue
Series A
5.00%, 02/01/39 (Call 02/01/19)	500	526,535
Orange County Water District COP Lease Non-Terminable
5.00%, 08/15/39 (Call 08/15/19)	885	928,392

Security	Principal (000s)	Value

Palomar Pomerado Health GO
Series A
0.00%, 08/01/31 (AGM)	$500	$194,325
Peralta Community College District GO
Series C
5.00%, 08/01/39 (Call 08/01/19)	145	149,027
Placentia-Yorba Linda Unified School District GO
Series D
0.00%, 08/01/40	500	114,490
Pomona Public Financing Authority RB Water Revenue
Series AY
5.00%, 05/01/47 (Call 05/01/17) (AMBAC)	125	125,060
Poway Unified School District GO
0.00%, 08/01/35	500	150,105
0.00%, 08/01/38	755	183,329
0.00%, 08/01/46	2,750	374,082
Rio Hondo Community College District GO
0.00%, 08/01/42 (Call 08/01/34)	500	299,395
Riverside County Transportation Commission RB Highway Revenue Tolls
Series A
5.25%, 06/01/39 (Call 06/01/23)	500	536,340
5.75%, 06/01/48 (Call 06/01/23)	1,000	992,270
Sacramento Area Flood Control Agency RB Special Assessment
5.63%, 10/01/37 (Call 10/01/18) (BHAC)	380	407,938
Sacramento City Financing Authority RB Lease Abatement
5.25%, 12/01/30 (AMBAC)	550	573,331
Sacramento County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 12/01/35 (PR 12/01/14) (AMBAC)	1,400	1,467,452
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series A
5.00%, 08/15/41 (Call 08/15/23)	500	514,700
Series K
5.25%, 07/01/24 (AMBAC)	250	289,835
Series U
5.00%, 08/15/16 (AGM)	200	223,774
5.00%, 08/15/17 (AGM)	300	345,039
5.00%, 08/15/22 (Call 08/15/18) (AGM)	1,215	1,376,789
Series X
5.00%, 08/15/20	200	234,578
San Bernardino Community College District GO
Series A
6.25%, 08/01/33 (PR 08/01/18)	300	370,545
Series C
5.00%, 08/01/31 (Call 08/01/16) (AGM)	45	47,607
San Diego Community College District GO
5.00%, 05/01/30 (PR 05/01/15) (AGM)	1,000	1,067,340
5.00%, 08/01/30 (Call 08/01/23)	250	274,293
5.00%, 08/01/30 (Call 08/01/17) (AGM)	550	593,791
San Diego County Regional Airport Authority RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/40 (Call 07/01/20)	475	476,829
5.00%, 07/01/43 (Call 07/01/23)	255	256,726
San Diego County Regional Airport Authority RB Port Airport & Marina Revenue Series A
Series A
5.00%, 07/01/34 (Call 07/01/20)	315	318,865

39

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

San Diego County Regional Transportation Commission RB Sales Tax Revenue
Series A
5.00%, 04/01/48 (Call 04/01/22)	$500	$523,365
San Diego County Water Authority COP Water Revenue
Series 2008
5.00%, 05/01/33 (Call 05/01/18) (AGM)	800	846,072
5.00%, 05/01/38 (Call 05/01/18) (AGM)	490	512,662
San Diego County Water Authority RB Water Revenue
5.00%, 05/01/34 (Call 11/01/22)	500	536,420
San Diego Public Facilities Financing Authority RB Sewer Revenue
Series A
5.25%, 05/15/24 (Call 05/15/20)	250	288,943
5.25%, 05/15/39 (Call 05/15/19)	500	526,040
Series B
5.00%, 05/15/14	1,200	1,227,024
5.00%, 05/15/22 (Call 05/15/19)	230	261,390
San Diego Public Facilities Financing Authority RB Sewer Revenue Series A
Series A
5.25%, 05/15/25 (Call 05/15/20)	250	285,873
San Diego Public Facilities Financing Authority RB Water Revenue
Series B
5.50%, 08/01/39 (Call 08/01/19)	1,000	1,079,370
San Diego Regional Building Authority RB Lease Abatement
5.38%, 02/01/36 (Call 02/01/19)	400	435,748
San Diego Unified School District GO
0.00%, 07/01/30	200	90,028
0.00%, 07/01/35	300	92,985
0.00%, 07/01/38	500	127,050
0.00%, 07/01/45	1,520	252,046
Series C
0.00%, 07/01/46	500	78,075
0.00%, 07/01/48 (Call 07/01/40)	250	103,195
5.00%, 07/01/35 (Call 07/01/23)	150	158,174
Series E
0.00%, 07/01/42	325	108,869
0.00%, 07/01/47 (Call 07/01/42)	500	167,150
Series F-1
4.50%, 07/01/29 (Call 07/01/16) (AGM)	1,125	1,131,907
Series R-1
0.00%, 07/01/31	1,100	442,871
San Dieguito Union High School District GO
Series A-2
4.00%, 08/01/38 (Call 08/01/23)	250	227,995
San Francisco Bay Area Rapid Transit District GO
Series B
4.75%, 08/01/37 (Call 08/01/17)	100	101,420
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue
Series A
5.00%, 07/01/36 (Call 07/01/22)	500	529,315
San Francisco City & County Airports Commission RB Port Airport & Marina Revenue
Issue 32F, Second Series
5.25%, 05/01/19 (NPFGC-FGIC)	495	589,634
Second Series
5.00%, 05/01/26 (Call 05/01/22)	185	203,909
5.25%, 05/01/17 (NPFGC-FGIC)	115	132,639
Series A
4.90%, 05/01/29 (Call 11/01/19)	875	924,787
Series B
5.00%, 05/01/43 (Call 05/01/23)	250	252,048

Security	Principal (000s)	Value

Series F
5.00%, 05/01/35 (Call 05/01/20)	$800	$816,256
San Francisco City & County Public Utilities Commission RB Water Revenue
Series A
4.00%, 11/01/41 (Call 05/01/22)	250	217,575
4.50%, 11/01/31 (Call 05/01/16) (AGM)	875	886,594
5.00%, 11/01/30 (Call 11/01/21)	500	542,125
5.00%, 11/01/33 (Call 05/01/22)	1,000	1,062,060
5.00%, 11/01/43 (Call 05/01/22)	500	517,700
Series B
4.00%, 10/01/39 (Call 10/01/22)	500	433,765
San Joaquin Hills Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/01/20 (ETM)	170	150,782
0.00%, 01/01/22 (ETM)	150	121,424
0.00%, 01/01/23 (ETM)	250	192,610
0.00%, 01/01/26 (ETM)	280	185,612
0.00%, 01/01/28 (ETM)	400	236,012
San Jose Financing Authority RB Lease Abatement
Series A
5.00%, 06/01/39 (Call 06/01/23)	250	257,048
San Jose Unified School District GO
Series D
5.00%, 08/01/32 (Call 08/01/18)	125	131,213
San Marcos Unified School District GO
Series B
0.00%, 08/01/47	500	74,855
0.00%, 08/01/51	1,500	175,905
San Mateo County Community College District GO
Series B
5.00%, 09/01/31 (Call 09/01/16)	400	423,240
5.00%, 09/01/38 (Call 09/01/16)	550	575,602
San Mateo County Transportation Authority RB Sales Tax Revenue
Series A
4.75%, 06/01/34 (Call 06/01/15) (NPFGC)	495	495,282
San Mateo Joint Powers Financing Authority RB Lease Abatement
Series A
5.00%, 07/15/36 (Call 07/15/18)	750	769,477
San Mateo Union High School District GO
0.00%, 09/01/33	500	245,055
0.00%, 09/01/41 (Call 09/01/36)	500	243,280
Series A
0.00%, 07/01/51 (Call 09/01/41)	750	254,160
Santa Clara County GO
4.00%, 08/01/39 (Call 08/01/22)	250	224,740
Santa Clara Valley Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 04/01/32 (Call 04/01/17) (AMBAC)	1,025	1,091,123
Southern California Public Power Authority RB Electric Power & Light Revenues
0.00%, 07/01/15 (NPFGC)	200	197,700
5.00%, 07/01/25 (Call 07/01/20)	205	229,313
Series 2010-1
5.00%, 07/01/30 (Call 07/01/20)	700	751,625
Series B
6.00%, 07/01/27 (Call 07/01/18)	195	226,986
State of California GO
3.50%, 03/01/17	100	109,035
4.00%, 10/01/14	220	227,031
4.00%, 12/01/18 (Call 12/01/17)	250	276,310
4.50%, 03/01/21 (Call 03/01/20)	660	734,461
4.50%, 08/01/26 (Call 02/01/17)	900	933,858
4.50%, 08/01/30 (Call 02/01/17)	1,085	1,090,349

40

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

November 30, 2013

Security		Principal (000s)	Value

5.00%, 04/01/15		$695	$739,049
5.00%, 03/01/16		370	408,180
5.00%, 11/01/16		275	311,022
5.00%, 03/01/17	(Call 03/01/15)	450	475,168
5.00%, 04/01/17		485	553,283
5.00%, 06/01/17	(XLCA)	375	429,697
5.00%, 03/01/18	(Call 03/01/15)	750	791,947
5.00%, 04/01/18		500	582,065
5.00%, 05/01/18	(Call 05/01/15)	600	637,776
5.00%, 06/01/18	(Call 06/01/17) (NPFGC)	560	638,630
5.00%, 08/01/18	(Call 02/01/17)	550	618,546
5.00%, 11/01/18		500	588,175
5.00%, 06/01/19	(Call 06/01/17) (NPFGC)	350	398,622
5.00%, 08/01/19	(Call 02/01/17)	640	718,630
5.00%, 10/01/19		800	942,968
5.00%, 04/01/20		215	251,926
5.00%, 09/01/20		170	199,757
5.00%, 10/01/20	(Call 10/01/16)	400	443,068
5.00%, 12/01/20	(Call 12/01/16)	750	834,825
5.00%, 08/01/21	(Call 08/01/15)	215	229,009
5.00%, 11/01/21	(Call 11/01/17)	900	1,032,057
5.00%, 12/01/21	(Call 12/01/16)	250	278,275
5.00%, 03/01/22	(Call 03/01/15) (AMBAC)	550	576,917
5.00%, 08/01/22	(Call 02/01/17)	500	558,980
5.00%, 03/01/23	(Call 03/01/16)	315	340,194
5.00%, 11/01/23	(Call 11/01/20)	500	567,325
5.00%, 02/01/24	(Call 02/01/22)	220	247,548
5.00%, 08/01/24	(Call 02/01/17)	750	835,492
5.00%, 10/01/24	(Call 04/01/18)	250	277,060
5.00%, 11/01/24	(Call 11/01/20)	250	281,338
5.00%, 12/01/24	(Call 12/01/17)	500	563,385
5.00%, 02/01/25	(Call 02/01/23)	1,000	1,121,900
5.00%, 03/01/25	(Call 03/01/20)	750	830,610
5.00%, 08/01/25	(Call 08/01/15) (AGM)	535	573,664
5.00%, 12/01/26	(Call 12/01/16)	800	873,920
5.00%, 03/01/27	(Call 03/01/20)	300	323,985
5.00%, 05/01/27	(Call 05/01/15)	355	370,964
5.00%, 09/01/27	(Call 09/01/16)	500	534,165
5.00%, 11/01/27	(Call 11/01/23)	700	766,752
5.00%, 02/01/29	(Call 02/01/23)	1,000	1,071,330
5.00%, 06/01/29	(Call 12/01/14) (AMBAC)	500	516,290
5.00%, 10/01/29	(Call 10/01/19)	1,000	1,059,025
5.00%, 09/01/30	(Call 09/01/18)	500	530,835
5.00%, 02/01/31	(Call 02/01/22)	500	525,280
5.00%, 02/01/32	(Call 02/01/22)	500	521,770
5.00%, 06/01/32	(Call 06/01/17)	1,220	1,270,069
5.00%, 02/01/33	(PR 02/01/14)	1,895	1,910,842
5.00%, 08/01/33	(Call 08/01/15)	350	358,383
5.00%, 09/01/35	(Call 09/01/16)	1,040	1,070,378
5.00%, 06/01/37	(Call 06/01/17)	1,090	1,117,795
5.00%, 11/01/37	(Call 11/01/17)	1,000	1,028,260
5.00%, 12/01/37	(Call 12/01/17)	885	910,523
5.00%, 02/01/38	(Call 02/01/23)	250	256,083
5.00%, 10/01/41	(Call 10/01/21)	3,500	3,556,490
5.00%, 04/01/42	(Call 04/01/22)	1,000	1,016,300
5.00%, 09/01/42	(Call 09/01/22)	750	762,712
5.25%, 09/01/22		815	962,344
5.25%, 10/01/22		600	708,960

Security		Principal (000s)	Value

5.25%, 09/01/25	(Call 09/01/21)	$750	$853,327
5.25%, 10/01/29	(Call 10/01/19)	1,375	1,473,986
5.25%, 08/01/32	(AGM)	745	807,148
5.25%, 03/01/38	(Call 03/01/18)	2,115	2,197,231
5.50%, 04/01/19		525	628,645
5.50%, 04/01/28	(PR 04/01/14)	300	305,436
5.50%, 11/01/39	(Call 11/01/19)	2,100	2,257,689
5.50%, 03/01/40	(Call 03/01/20)	170	183,588
5.75%, 04/01/29	(Call 04/01/19)	1,000	1,126,800
5.75%, 04/01/31	(Call 04/01/19)	1,000	1,113,290
6.00%, 03/01/33	(Call 03/01/20)	1,200	1,393,476
6.00%, 04/01/38	(Call 04/01/19)	1,250	1,417,837
6.50%, 04/01/33	(Call 04/01/19)	1,500	1,780,740
Series 2
5.00%, 09/01/29	(Call 03/01/16) (AMBAC)	590	613,511
Series A
4.00%, 07/01/16		90	98,287
4.13%, 07/01/14	(ETM)	365	373,428
4.40%, 07/01/18		200	230,178
4.60%, 07/01/19		360	420,055
5.00%, 07/01/15	(Call 07/01/14)	735	755,955
5.00%, 07/01/15	(PR 07/01/14)	100	102,848
5.00%, 07/01/16		500	558,625
5.00%, 07/01/18		1,725	2,031,222
5.00%, 07/01/19		625	742,625
5.00%, 07/01/20	(Call 07/01/19)	1,420	1,668,415
5.00%, 07/01/22	(Call 07/01/16)	1,990	2,185,597
5.25%, 07/01/21	(Call 07/01/19)	625	740,262
Series B
5.00%, 07/01/23		1,615	1,660,301
University of California Regents RB College & University Revenue
Series AF
5.00%, 05/15/18		250	294,880
5.00%, 05/15/39	(Call 05/15/23)	250	260,520
Series AI
5.00%, 05/15/32	(Call 05/15/23)	1,000	1,066,740
5.00%, 05/15/38	(Call 05/15/23)	500	521,825
Series AK
5.00%, 05/15/48		1,750	2,047,920
Series D
5.00%, 05/15/41	(Call 05/15/16)	120	120,534
Series G
5.00%, 05/15/25	(Call 05/15/22)	1,000	1,131,950
5.00%, 05/15/26	(Call 05/15/22)	500	559,825
5.00%, 05/15/32	(Call 05/15/22)	725	766,463
5.00%, 05/15/37	(Call 05/15/22)	500	521,355
5.00%, 05/15/42	(Call 05/15/22)	950	978,386
Series J
4.50%, 05/15/35	(Call 05/15/15) (AGM)	850	850,969
Vacaville Unified School District GO
5.00%, 08/01/25	(Call 08/01/17) (AMBAC)	380	412,372
Ventura County Community College District GO
Series C
5.50%, 08/01/33	(Call 08/01/18)	250	277,173
Ventura County Public Financing Authority RB Lease Revenue
5.00%, 11/01/43	(Call 11/01/22)	500	501,050
West Contra Costa Unified School District GO
Series B
5.63%, 08/01/35	(Call 08/01/18) (BHAC)	195	215,814

41

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

November 30, 2013

Security		Principal or Shares (000s)	Value

Whittier Union High School District GO
0.00%, 08/01/34	(Call 08/01/19)	$400	$121,156
William S. Hart Union High School District GO
Series A
0.00%, 08/01/33		450	148,383
Series B
0.00%, 08/01/34	(AGM)	500	168,205
Series C
0.00%, 08/01/37	(Call 08/01/23)	500	130,970
4.00%, 08/01/38	(Call 08/01/23)	500	439,210
Yosemite Community College District GO
Series C
5.00%, 08/01/28	(Call 08/01/18) (AGM)	245	264,615
5.00%, 08/01/32	(Call 08/01/18) (AGM)	500	523,565
Yuba Community College District GO
Series A
5.00%, 08/01/22	(Call 08/01/17) (AMBAC)	430	478,353

			232,182,066

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $227,639,390)			232,182,066

SHORT-TERM INVESTMENTS — 0.94%

MONEY MARKET FUNDS — 0.94%
BlackRock Liquidity Funds — California Money Fund, Institutional Shares
0.01%[a,b]		2,243	2,243,007

			2,243,007

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,243,007)			2,243,007

TOTAL INVESTMENTS IN SECURITIES — 98.78%
(Cost: $229,882,397)			234,425,073
Other Assets, Less Liabilities — 1.22%			2,883,952

NET ASSETS — 100.00%			$237,309,025

COP — Certificates of Participation

ETM — Escrowed to Maturity

GO — General Obligation

PR — Prerefunded

RB — Revenue Bond

Insured by:

AGC-ICC — Assured Guaranty

Corp. — Insured Custody Certificates

AGM — Assured Guaranty Municipal Corp.

AGM-CR — AGM Insured Custodial Receipts

AMBAC — Ambac Financial Group Inc.

BHAC — Berkshire Hathaway Assurance Corp.

FGIC — Financial Guaranty Insurance Co.

NPFGC — National Public Finance Guarantee Corp.

Radian-IBCC — Radian Asset Assurance - Insured Bond Custodial Certificate

XLCA — XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

42

Schedule of Investments  (Unaudited)

iSHARES® CORE LONG-TERM U.S. BOND ETF

November 30, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 49.11%

AEROSPACE & DEFENSE — 1.03%
Boeing Co. (The)
6.88%, 03/15/39	$26	$34,578
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)	26	21,666
Honeywell International Inc.
5.70%, 03/15/37	25	28,655
Lockheed Martin Corp.
4.07%, 12/15/42	42	36,549
Northrop Grumman Systems Corp.
7.75%, 02/15/31	21	26,999
Raytheon Co.
4.88%, 10/15/40[a]	26	26,120
United Technologies Corp.
5.70%, 04/15/40	31	35,331
6.05%, 06/01/36	66	78,666

		288,564
AIR FREIGHT & LOGISTICS — 0.31%
FedEx Corp.
3.88%, 08/01/42	26	21,556
United Parcel Service Inc.
3.63%, 10/01/42	26	22,070
6.20%, 01/15/38	36	43,837

		87,463
AIRLINES — 0.18%
Continental Airlines Inc. 2012-1 Pass Through Trust Class A
4.15%, 10/11/25[a]	25	25,424
Continental Airlines Inc. 2012-2 Pass Through Trust Class A
4.00%, 04/29/26[a]	26	25,610

		51,034
AUTO COMPONENTS — 0.09%
Johnson Controls Inc.
5.25%, 12/01/41 (Call 06/01/41)	26	25,577

		25,577
AUTOMOBILES — 0.26%
Ford Motor Co.
7.45%, 07/16/31	60	73,294

		73,294
BEVERAGES — 0.70%
Anheuser-Busch InBev Worldwide Inc.
6.38%, 01/15/40	56	67,776
Diageo Capital PLC
5.88%, 09/30/36[a]	25	28,274

Security	Principal (000s)	Value

Diageo Investment Corp.
4.25%, 05/11/42	$7	$6,453
Dr Pepper Snapple Group Inc.
7.45%, 05/01/38	10	12,903
Molson Coors Brewing Co.
5.00%, 05/01/42[a]	26	25,255
PepsiCo Inc.
5.50%, 01/15/40	50	54,674

		195,335
BIOTECHNOLOGY — 0.43%
Amgen Inc.
5.15%, 11/15/41 (Call 05/15/41)	80	78,118
5.65%, 06/15/42 (Call 12/15/41)	25	26,218
Gilead Sciences Inc.
5.65%, 12/01/41 (Call 06/01/41)	15	16,535

		120,871
CAPITAL MARKETS — 1.35%
Credit Suisse (USA) Inc.
7.13%, 07/15/32	16	20,746
European Investment Bank
4.88%, 02/15/36	15	16,613
Goldman Sachs Group Inc. (The)
6.45%, 05/01/36	30	31,601
6.75%, 10/01/37	45	49,772
Jefferies Group LLC
6.25%, 01/15/36	15	14,336
Merrill Lynch & Co. Inc.
7.75%, 05/14/38	125	157,724
Morgan Stanley
6.38%, 07/24/42	76	88,543

		379,335
CHEMICALS — 0.95%
Agrium Inc.
6.13%, 01/15/41 (Call 07/15/40)	25	26,790
Dow Chemical Co. (The)
5.25%, 11/15/41 (Call 05/15/41)	26	25,985
9.40%, 05/15/39	36	53,819
E.I. du Pont de Nemours and Co.
4.90%, 01/15/41[a]	41	41,036
Eastman Chemical Co.
4.80%, 09/01/42 (Call 03/01/42)	26	24,490
Ecolab Inc.
5.50%, 12/08/41	11	11,749
Monsanto Co.
5.50%, 08/15/25	26	29,793
Potash Corp. of Saskatchewan Inc.
5.63%, 12/01/40	26	27,579
PPG Industries Inc.
5.50%, 11/15/40	25	26,291

		267,532
COMMERCIAL BANKS — 1.62%
Bank One Corp.
7.63%, 10/15/26	90	114,776
Fifth Third Bancorp
8.25%, 03/01/38	25	33,548

43

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

November 30, 2013

Security	Principal (000s)	Value

HSBC Holdings PLC
6.80%, 06/01/38	$100	$122,601
Rabobank Nederland
5.25%, 05/24/41	40	41,401
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	90	92,135
Wells Fargo Capital X
5.95%, 12/01/86	50	49,000

		453,461
COMMERCIAL SERVICES & SUPPLIES — 0.34%
Republic Services Inc.
5.70%, 05/15/41 (Call 11/15/40)	26	28,016
Unilever Capital Corp.
5.90%, 11/15/32	30	36,737
Waste Management Inc.
6.13%, 11/30/39[a]	26	29,554

		94,307
COMMUNICATIONS EQUIPMENT — 0.35%
Cisco Systems Inc.
5.50%, 01/15/40	25	26,758
5.90%, 02/15/39	40	44,730
Harris Corp.
6.15%, 12/15/40	10	10,669
Juniper Networks Inc.
5.95%, 03/15/41	15	14,971

		97,128
COMPUTERS & PERIPHERALS — 0.24%
Apple Inc.
3.85%, 05/04/43	50	41,769
Hewlett-Packard Co.
6.00%, 09/15/41	26	25,266

		67,035
CONTAINERS & PACKAGING — 0.05%
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	15	15,447

		15,447
DIVERSIFIED CONSUMER SERVICES — 0.21%
President and Fellows of Harvard College (The)
6.30%, 10/01/37 (Call 04/01/16)	52	58,240

		58,240
DIVERSIFIED FINANCIAL SERVICES — 3.59%
Citigroup Inc.
6.13%, 08/25/36	100	105,451
6.88%, 03/05/38	117	145,448
Daimler Finance North America LLC
8.50%, 01/18/31	26	37,676
Deutsche Telekom International Finance BV
8.75%, 06/15/30[a]	79	110,692
General Electric Capital Corp.
5.88%, 01/14/38	85	95,947
6.15%, 08/07/37	200	233,125

Security	Principal (000s)	Value

Goldman Sachs Capital I
6.35%, 02/15/34	$148	$150,960
J.P. Morgan Chase & Co.
5.60%, 07/15/41	85	92,403
National Rural Utilities Cooperative Finance Corp.
Series C
8.00%, 03/01/32	26	35,021

		1,006,723
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.92%
AT&T Inc.
5.55%, 08/15/41	115	113,966
6.30%, 01/15/38	100	107,617
6.50%, 09/01/37	100	110,140
British Telecommunications PLC
9.63%, 12/15/30	46	67,713
Orange
5.38%, 01/13/42	31	31,049
Qwest Corp.
6.88%, 09/15/33 (Call 12/30/13)	76	73,150
Royal KPN NV
8.38%, 10/01/30	11	13,860
Telefonica Europe BV
8.25%, 09/15/30	32	37,982
Verizon Communications Inc.
6.40%, 09/15/33	100	111,101
6.40%, 02/15/38	100	110,329
6.55%, 09/15/43	150	170,195
Verizon Global Funding Corp.
5.85%, 09/15/35[a]	145	150,751

		1,097,853
ELECTRIC UTILITIES — 5.16%
Appalachian Power Co.
7.00%, 04/01/38	31	37,365
Arizona Public Service Co.
4.50%, 04/01/42 (Call 10/01/41)	26	24,947
Baltimore Gas & Electric Co.
6.35%, 10/01/36	51	60,983
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	40	33,328
Detroit Edison Co. (The)
3.95%, 06/15/42 (Call 12/15/41)	40	35,847
Duke Energy Carolinas LLC
4.25%, 12/15/41 (Call 06/15/41)	25	23,590
6.10%, 06/01/37	88	101,112
Duke Energy Progress Inc.
4.10%, 05/15/42 (Call 11/15/41)	71	65,302
Entergy Mississippi Inc.
3.10%, 07/01/23 (Call 04/01/23)	40	37,638
FirstEnergy Solutions Corp.
6.80%, 08/15/39	30	29,767
Florida Power & Light Co.
5.63%, 04/01/34[a]	90	103,212
Georgia Power Co.
4.30%, 03/15/42	115	104,268
Interstate Power & Light Co.
6.25%, 07/15/39	25	29,837
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	31	31,385

44

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	$30	$32,041
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	100	112,646
Nevada Power Co.
Series R
6.75%, 07/01/37	25	31,165
Nisource Finance Corp.
5.95%, 06/15/41 (Call 12/15/40)	56	58,204
Northern States Power Co.
3.40%, 08/15/42 (Call 02/15/42)	76	62,045
Oglethorpe Power Corp.
5.25%, 09/01/50	26	25,525
Oncor Electric Delivery Co. LLC
5.30%, 06/01/42 (Call 12/01/41)	20	21,012
Pacific Gas & Electric Co.
3.75%, 08/15/42 (Call 02/15/42)	65	53,950
4.45%, 04/15/42 (Call 10/15/41)	26	23,994
Potomac Electric Power Co.
6.50%, 11/15/37	15	18,697
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	26	24,545
6.05%, 01/15/38	26	30,556
Southern California Edison Co.
4.05%, 03/15/42 (Call 09/15/41)	76	69,324
Series 08-A
5.95%, 02/01/38	16	18,706
Union Electric Co.
3.90%, 09/15/42 (Call 03/15/42)	40	35,513
Virginia Electric and Power Co.
4.00%, 01/15/43 (Call 07/15/42)	26	23,478
8.88%, 11/15/38	26	40,460
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)	26	24,021
Wisconsin Electric Power Co.
3.65%, 12/15/42 (Call 06/15/42)	26	22,046

		1,446,509
ELECTRICAL EQUIPMENT — 0.16%
ABB Finance (USA) Inc.
4.38%, 05/08/42	16	14,848
Eaton Corp. PLC
4.00%, 11/02/32	30	27,871
Emerson Electric Co.
6.13%, 04/15/39	3	3,573

		46,292
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.09%
Corning Inc.
4.70%, 03/15/37	26	24,209

		24,209
ENERGY EQUIPMENT & SERVICES — 0.79%
Baker Hughes Inc.
5.13%, 09/15/40	35	36,900
Diamond Offshore Drilling Inc.
5.70%, 10/15/39	10	11,066
Halliburton Co.
4.75%, 08/01/43	50	49,497

Security	Principal (000s)	Value

National Oilwell Varco Inc.
3.95%, 12/01/42 (Call 06/01/42)	$26	$22,904
Noble Holding International Ltd.
6.20%, 08/01/40	26	27,169
Transocean Inc.
7.50%, 04/15/31	36	40,875
Weatherford International Ltd.
6.75%, 09/15/40	30	32,001

		220,412
FOOD & STAPLES RETAILING — 1.56%
CVS Caremark Corp.
5.75%, 05/15/41 (Call 11/15/40)	26	28,324
6.13%, 09/15/39	26	29,538
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
5.70%, 10/01/40	30	28,522
Kroger Co. (The)
5.40%, 07/15/40 (Call 01/15/40)	21	20,959
6.90%, 04/15/38	26	30,603
Safeway Inc.
7.25%, 02/01/31	25	25,707
Sysco Corp.
5.38%, 09/21/35	16	17,431
Wal-Mart Stores Inc.
5.00%, 10/25/40	90	93,202
5.88%, 04/05/27	50	59,950
6.20%, 04/15/38	51	61,077
6.50%, 08/15/37	33	41,085

		436,398
FOOD PRODUCTS — 1.04%
Archer-Daniels-Midland Co.
5.38%, 09/15/35	51	54,121
Campbell Soup Co.
3.80%, 08/02/42	26	20,399
ConAgra Foods Inc.
8.25%, 09/15/30	25	32,103
General Mills Inc.
5.40%, 06/15/40	25	26,986
Kellogg Co.
Series B
7.45%, 04/01/31	31	39,257
Kraft Foods Group Inc.
5.00%, 06/04/42	50	48,785
Mondelez International Inc.
6.50%, 02/09/40	60	69,997

		291,648
GAS UTILITIES — 0.25%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	31	34,909
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	40	35,145

		70,054
HEALTH CARE EQUIPMENT & SUPPLIES — 0.50%
Baxter International Inc.
6.25%, 12/01/37	25	30,078

45

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Becton, Dickinson and Co.
5.00%, 11/12/40	$25	$25,698
Boston Scientific Corp.
7.38%, 01/15/40	25	31,196
Covidien International Finance SA
6.55%, 10/15/37	11	13,692
Medtronic Inc.
4.50%, 03/15/42 (Call 09/15/41)	40	38,681

		139,345
HEALTH CARE PROVIDERS & SERVICES — 1.08%
Aetna Inc.
6.63%, 06/15/36	26	31,618
Cigna Corp.
5.38%, 02/15/42 (Call 08/15/41)	25	26,150
Express Scripts Holding Co.
6.13%, 11/15/41	26	29,258
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	26	23,563
Quest Diagnostics Inc.
5.75%, 01/30/40	26	25,435
UnitedHealth Group Inc.
5.80%, 03/15/36[a]	46	51,148
6.88%, 02/15/38	41	51,290
WellPoint Inc.
4.65%, 01/15/43	26	23,816
6.38%, 06/15/37	36	41,630

		303,908
HOTELS, RESTAURANTS & LEISURE — 0.18%
McDonald’s Corp.
6.30%, 10/15/37	40	49,363

		49,363
HOUSEHOLD PRODUCTS — 0.25%
Kimberly-Clark Corp.
6.63%, 08/01/37	25	31,561
Procter & Gamble Co. (The)
5.55%, 03/05/37	9	10,405
5.80%, 08/15/34	25	29,482

		71,448
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.09%
Exelon Generation Co. LLC
6.25%, 10/01/39	25	25,275

		25,275
INDUSTRIAL CONGLOMERATES — 0.25%
3M Co.
5.70%, 03/15/37	16	18,717
General Electric Co.
4.13%, 10/09/42	30	27,449
Koninklijke Philips NV
6.88%, 03/11/38	20	24,544

		70,710

Security	Principal (000s)	Value

INSURANCE — 2.37%
Aflac Inc.
6.45%, 08/15/40	$26	$30,814
Allstate Corp. (The)
5.20%, 01/15/42	26	26,891
American International Group Inc.
6.25%, 05/01/36	120	138,590
AXA SA
8.60%, 12/15/30	26	31,785
Berkshire Hathaway Finance Corp.
5.75%, 01/15/40	36	40,003
Chubb Corp. (The)
6.00%, 05/11/37	31	36,376
Cincinnati Financial Corp.
6.92%, 05/15/28	25	29,353
Lincoln National Corp.
7.00%, 06/15/40	20	25,205
MetLife Inc.
4.13%, 08/13/42	90	79,136
6.40%, 12/15/66 (Call 12/15/31)	25	25,750
Principal Financial Group Inc.
4.35%, 05/15/43	26	23,469
Prudential Financial Inc.
Series B
5.75%, 07/15/33	51	54,987
Series D
6.63%, 12/01/37	26	31,397
Travelers Companies Inc. (The)
6.25%, 06/15/37	51	61,249
XLIT Ltd.
6.25%, 05/15/27	25	28,852

		663,857
INTERNET SOFTWARE & SERVICES — 0.08%
eBay Inc.
4.00%, 07/15/42 (Call 01/15/42)	26	21,876

		21,876
IT SERVICES — 0.24%
International Business Machines Corp.
5.60%, 11/30/39	39	43,212
Western Union Co. (The)
6.20%, 11/17/36[a]	26	25,336

		68,548
LEISURE EQUIPMENT & PRODUCTS — 0.09%
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	26	25,948

		25,948
MACHINERY — 0.49%
Caterpillar Inc.
3.80%, 08/15/42	58	48,928
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	26	22,912
5.38%, 10/16/29	26	29,307
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	16	17,226

46

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Illinois Tool Works Inc.
4.88%, 09/15/41 (Call 03/15/41)	$20	$20,184

		138,557
MEDIA — 3.32%
21st Century Fox America Inc.
6.15%, 02/15/41	65	71,767
6.65%, 11/15/37	36	41,666
CBS Corp.
7.88%, 07/30/30	41	50,438
Comcast Corp.
4.65%, 07/15/42	130	119,702
6.40%, 05/15/38	100	115,526
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.15%, 03/15/42	50	44,158
6.00%, 08/15/40 (Call 05/15/40)	17	16,528
Discovery Communications LLC
6.35%, 06/01/40	50	55,790
Grupo Televisa SAB de CV CPO
6.63%, 01/15/40	21	22,534
Historic TW Inc.
6.63%, 05/15/29	65	74,651
Thomson Reuters Corp.
5.85%, 04/15/40	25	25,460
Time Warner Cable Inc.
6.75%, 06/15/39	45	42,579
7.30%, 07/01/38	70	69,885
Time Warner Inc.
7.70%, 05/01/32	76	95,884
Viacom Inc.
4.50%, 02/27/42	25	21,391
6.88%, 04/30/36	36	40,996
Walt Disney Co. (The)
7.00%, 03/01/32	16	20,674

		929,629
METALS & MINING — 1.66%
Alcoa Inc.
5.95%, 02/01/37	25	23,409
Barrick Australia Finance Pty Ltd.
5.95%, 10/15/39	26	22,941
Barrick North America Finance LLC
5.70%, 05/30/41	26	22,196
BHP Billiton Finance (USA) Ltd.
4.13%, 02/24/42	26	23,250
Cliffs Natural Resources Inc.
6.25%, 10/01/40[a]	26	22,711
Freeport-McMoRan Copper & Gold Inc.
5.45%, 03/15/43 (Call 09/15/42)	25	23,403
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	23	17,196
6.25%, 10/01/39	26	23,080
Rio Tinto Finance (USA) Ltd.
5.20%, 11/02/40	26	26,060
7.13%, 07/15/28	45	56,213
Southern Copper Corp.
5.25%, 11/08/42	40	32,352
Teck Resources Ltd.
5.40%, 02/01/43 (Call 08/01/42)	26	23,374
6.25%, 07/15/41 (Call 01/15/41)	31	30,155

Security	Principal (000s)	Value

Vale Overseas Ltd.
6.88%, 11/21/36	$116	$118,584

		464,924
MULTI-UTILITIES — 0.75%
Consolidated Edison Co. of New York Inc.
Series 08-B
6.75%, 04/01/38	60	76,545
Dominion Resources Inc.
Series C
4.90%, 08/01/41 (Call 02/01/41)	30	29,495
Public Service Electric & Gas Co.
3.80%, 01/01/43 (Call 07/01/42)	26	22,846
Puget Sound Energy Inc.
5.64%, 04/15/41 (Call 10/15/40)	31	35,082
San Diego Gas & Electric Co.
6.13%, 09/15/37	30	36,258
Sempra Energy
6.00%, 10/15/39	10	11,109

		211,335
MULTILINE RETAIL — 0.62%
Kohl’s Corp.
6.88%, 12/15/37	15	16,692
Macy’s Retail Holdings Inc.
6.38%, 03/15/37	26	28,769
Nordstrom Inc.
7.00%, 01/15/38	25	31,697
Target Corp.
6.35%, 11/01/32	80	95,702

		172,860
OFFICE ELECTRONICS — 0.09%
Pitney Bowes Inc.
5.25%, 01/15/37	25	26,500

		26,500
OIL, GAS & CONSUMABLE FUELS — 5.84%
Anadarko Finance Co.
7.50%, 05/01/31	21	26,311
Anadarko Petroleum Corp.
6.45%, 09/15/36	50	57,815
Apache Corp.
5.10%, 09/01/40 (Call 03/01/40)	76	77,505
Canadian Natural Resources Ltd.
6.25%, 03/15/38	35	39,232
Cenovus Energy Inc.
6.75%, 11/15/39	26	30,854
Conoco Funding Co.
7.25%, 10/15/31	100	131,120
Devon Energy Corp.
5.60%, 07/15/41 (Call 01/15/41)	21	21,857
Devon Financing Corp. ULC
7.88%, 09/30/31	50	64,294
El Paso Pipeline Partners Operating Co. LLC
7.50%, 11/15/40	26	31,524
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	26	25,419

47

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Encana Corp.
5.15%, 11/15/41 (Call 05/15/41)[a]	$51	$48,115
6.50%, 08/15/34	26	28,528
Energy Transfer Partners LP
6.50%, 02/01/42 (Call 08/01/41)	60	64,328
Enterprise Products Operating LLC
4.85%, 08/15/42 (Call 02/15/42)	71	66,703
7.55%, 04/15/38	25	31,580
Hess Corp.
7.13%, 03/15/33	25	30,080
7.30%, 08/15/31	30	36,390
Husky Energy Inc.
6.80%, 09/15/37	10	12,178
Kinder Morgan Energy Partners LP
5.00%, 08/15/42 (Call 02/15/42)[a]	90	84,640
Marathon Oil Corp.
6.60%, 10/01/37	25	29,888
Marathon Petroleum Corp.
6.50%, 03/01/41 (Call 09/01/40)	16	18,071
Nexen Energy ULC
6.40%, 05/15/37	60	68,416
Noble Energy Inc.
6.00%, 03/01/41 (Call 09/01/40)	15	16,460
ONEOK Partners LP
6.85%, 10/15/37	26	29,270
Phillips 66
5.88%, 05/01/42	26	28,126
Plains All American Pipeline LP
5.15%, 06/01/42 (Call 12/01/41)	25	24,767
Shell International Finance BV
5.50%, 03/25/40	36	40,008
6.38%, 12/15/38	41	50,324
Spectra Energy Capital LLC
7.50%, 09/15/38	25	29,391
Statoil ASA
4.25%, 11/23/41	55	50,737
Suncor Energy Inc.
6.85%, 06/01/39	25	30,411
7.15%, 02/01/32	36	45,598
Talisman Energy Inc.
5.50%, 05/15/42 (Call 11/15/41)	26	23,906
6.25%, 02/01/38	16	15,892
Total Capital Canada Ltd.
2.75%, 07/15/23	15	13,979
TransCanada PipeLines Ltd.
6.10%, 06/01/40	15	16,992
6.20%, 10/15/37	60	68,203
Valero Energy Corp.
6.63%, 06/15/37	26	29,596
10.50%, 03/15/39	16	23,718
Williams Companies Inc. (The)
8.75%, 03/15/32	26	31,839
Williams Partners LP
6.30%, 04/15/40	40	42,887

		1,636,952
PAPER & FOREST PRODUCTS — 0.41%
Georgia-Pacific LLC
7.75%, 11/15/29	41	52,430
International Paper Co.
7.30%, 11/15/39	26	31,830

Security	Principal (000s)	Value

Westvaco Corp.
8.20%, 01/15/30	$26	$30,621

		114,881
PERSONAL PRODUCTS — 0.08%
Estee Lauder Companies Inc. (The)
3.70%, 08/15/42[a]	26	21,519

		21,519
PHARMACEUTICALS — 2.08%
Abbott Laboratories
6.15%, 11/30/37	36	43,092
AbbVie Inc.
4.40%, 11/06/42	40	36,556
AstraZeneca PLC
6.45%, 09/15/37	43	51,998
Bristol-Myers Squibb Co.
3.25%, 08/01/42	66	52,210
Eli Lilly and Co.
5.50%, 03/15/27	26	29,866
5.55%, 03/15/37	26	28,661
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	40	49,384
Johnson & Johnson
5.85%, 07/15/38	45	53,505
Merck & Co. Inc.
3.60%, 09/15/42 (Call 03/15/42)	65	53,750
6.40%, 03/01/28	26	31,951
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36[a]	25	27,289
Wyeth LLC
5.95%, 04/01/37	107	125,593

		583,855
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.19%
Boston Properties LP
3.85%, 02/01/23 (Call 11/01/22)	26	25,717
Health Care REIT Inc.
6.50%, 03/15/41 (Call 09/15/40)	25	27,313

		53,030
ROAD & RAIL — 1.18%
Burlington Northern Santa Fe Corp.
5.75%, 05/01/40 (Call 11/01/39)[a]	75	81,694
Canadian National Railway Co.
6.38%, 11/15/37	41	50,377
Canadian Pacific Railway Co.
5.95%, 05/15/37	26	28,913
CSX Corp.
6.00%, 10/01/36	26	29,044
6.22%, 04/30/40	31	35,445
Norfolk Southern Corp.
4.84%, 10/01/41	65	63,282
Union Pacific Corp.
6.63%, 02/01/29	35	42,401

		331,156

48

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

November 30, 2013

Security	Principal (000s)	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.22%
Applied Materials Inc.
5.85%, 06/15/41	$25	$26,002
Intel Corp.
4.80%, 10/01/41	36	34,850

		60,852
SOFTWARE — 0.45%
Microsoft Corp.
5.30%, 02/08/41	62	66,052
Oracle Corp.
6.50%, 04/15/38	50	60,787

		126,839
SPECIALTY RETAIL — 0.61%
Home Depot Inc. (The)
5.88%, 12/16/36	37	42,431
5.95%, 04/01/41 (Call 10/01/40)	50	58,088
Lowe’s Companies Inc.
5.50%, 10/15/35	26	27,846
6.50%, 03/15/29	36	43,387

		171,752
TEXTILES, APPAREL & LUXURY GOODS — 0.11%
VF Corp.
6.45%, 11/01/37	26	30,562

		30,562
TOBACCO — 0.48%
Altria Group Inc.
10.20%, 02/06/39	21	32,902
Philip Morris International Inc.
4.50%, 03/20/42	76	70,342
Reynolds American Inc.
7.25%, 06/15/37	26	30,274

		133,518
WIRELESS TELECOMMUNICATION SERVICES — 0.73%
Alltel Corp.
7.88%, 07/01/32	26	34,207
America Movil SAB de CV
6.13%, 03/30/40	100	106,264
Vodafone Group PLC
7.88%, 02/15/30	50	63,161

		203,632

TOTAL CORPORATE BONDS & NOTES
(Cost: $15,090,310)		13,767,352

Security	Principal (000s)	Value

FOREIGN AGENCY OBLIGATIONS[b] — 1.39%

BRAZIL — 0.26%
Petrobras International Finance Co.
6.75%, 01/27/41	$75	$71,472

		71,472
CANADA — 0.34%
Hydro-Quebec
8.05%, 07/07/24	25	33,826
Quebec (Province of)
7.50%, 09/15/29	46	62,540

		96,366
GERMANY — 0.12%
KfW
0.00%, 06/29/37	92	34,224

		34,224
MEXICO — 0.44%
Petroleos Mexicanos
5.50%, 06/27/44	140	124,250

		124,250
SUPRANATIONAL — 0.23%
Asian Development Bank
5.82%, 06/16/28	26	30,929
Inter-American Development Bank
3.88%, 10/28/41	35	32,327

		63,256

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $470,079)		389,568

FOREIGN GOVERNMENT OBLIGATIONS[b] — 5.41%

BRAZIL — 1.22%
Brazil (Federative Republic of)
8.25%, 01/20/34	110	139,150
8.88%, 04/15/24	50	68,000
10.13%, 05/15/27	90	135,900

		343,050
COLOMBIA — 0.46%
Colombia (Republic of)
8.13%, 05/21/24	100	129,250

		129,250
ITALY — 0.18%
Italy (Republic of)
5.38%, 06/15/33[a]	49	51,839

		51,839

49

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

November 30, 2013

Security	Principal (000s)	Value

MEXICO — 0.98%
United Mexican States
4.75%, 03/08/44	$158	$139,435
8.30%, 08/15/31	100	134,000

		273,435
PANAMA — 0.32%
Panama (Republic of)
6.70%, 01/26/36	80	89,800

		89,800
PERU — 0.39%
Peru (Republic of)
5.63%, 11/18/50	50	49,625
8.75%, 11/21/33	42	58,905

		108,530
PHILIPPINES — 0.75%
Philippines (Republic of the)
5.00%, 01/13/37	200	209,500

		209,500
TURKEY — 0.87%
Turkey (Republic of)
7.25%, 03/05/38	225	244,834

		244,834
URUGUAY — 0.24%
Uruguay (Republic of)
7.63%, 03/21/36	55	66,550

		66,550

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $1,769,301)		1,516,788

MUNICIPAL DEBT OBLIGATIONS — 6.30%

ARIZONA — 0.07%
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues BAB
4.84%, 01/01/41	20	20,399

		20,399
CALIFORNIA — 2.25%
Bay Area Toll Authority RB Highway Revenue Tolls BAB
6.26%, 04/01/49	70	86,610
Los Angeles Community College District GO BAB
6.75%, 08/01/49	30	38,814
Los Angeles County Public Works Financing Authority RB Lease Abatement BAB
7.62%, 08/01/40	10	11,970
Los Angeles Unified School District GO BAB
5.76%, 07/01/29	25	28,298
6.76%, 07/01/34	25	31,426

Security	Principal (000s)	Value

Metropolitan Water District of Southern California RB Water Revenue BAB
Series A
6.95%, 07/01/40 (Call 07/01/20)	$15	$16,844
Sacramento Municipal Utility District RB Electric Power & Light Revenues BAB
6.16%, 05/15/36	20	21,796
San Diego County Regional Transportation Commission RB Sales Tax Revenue BAB
5.91%, 04/01/48	25	29,013
San Francisco City & County Public Utilities Commission RB Water Revenue BAB
6.95%, 11/01/50	20	25,906
Santa Clara Valley Transportation Authority RB Sales Tax Revenue BAB
5.88%, 04/01/32	15	16,594
State of California GO BAB
7.55%, 04/01/39	95	127,617
7.63%, 03/01/40	85	114,654
University of California Regents RB College & University Revenue BAB
5.77%, 05/15/43	20	22,612
5.95%, 05/15/45	10	11,327
6.27%, 05/15/31 (Call 05/15/19)	45	48,292

		631,773
CONNECTICUT — 0.14%
State of Connecticut GO
Series A
5.85%, 03/15/32	35	38,691

		38,691
GEORGIA — 0.13%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB Project M,
Series 2010A
6.66%, 04/01/57	35	37,514

		37,514
ILLINOIS — 0.82%
Chicago Board of Education GO BAB
Series E
6.14%, 12/01/39	10	8,775
Chicago Transit Authority RB Sales Tax Revenue
Series A
6.90%, 12/01/40	30	34,748
City of Chicago RB Port Airport & Marina Revenue BAB
Series B
6.85%, 01/01/38 (Call 01/01/20)	25	26,518
Illinois State Toll Highway Authority RB Highway Revenue Tolls BAB
Series B
5.85%, 12/01/34	25	27,583
Metropolitan Water Reclamation District of Greater Chicago GOL
5.72%, 12/01/38	10	10,902
State of Illinois GO
5.10%, 06/01/33	120	109,516
State of Illinois GO BAB
6.63%, 02/01/35	10	10,294

		228,336
MASSACHUSETTS — 0.24%
Commonwealth of Massachusetts GO BAB
Series E
5.46%, 12/01/39	25	27,438
Massachusetts School Building Authority RB Dedicated Sales Tax Revenue BAB
5.72%, 08/15/39	25	27,911

50

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Massachusetts Water Pollution Abatement Trust RB Water Revenue BAB
Series B
5.19%, 08/01/40	$10	$10,739

		66,088
MISSOURI — 0.08%
University of Missouri Curators RB College & University Revenue BAB
5.79%, 11/01/41	20	22,959

		22,959
NEW JERSEY — 0.53%
New Jersey Economic Development Authority RB Miscellaneous Revenue
Series A
7.43%, 02/15/29 (NPFGC)	40	48,855
New Jersey State Turnpike Authority RB Miscellaneous Revenue BAB
Series F
7.41%, 01/01/40	10	13,500
New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB
Series C
5.75%, 12/15/28	35	38,517
6.10%, 12/15/28 (Call 12/15/20)	45	48,680

		149,552
NEW YORK — 0.97%
City of New York GO BAB
5.21%, 10/01/31	40	41,979
Metropolitan Transportation Authority RB Transit Revenue BAB
Series A
5.87%, 11/15/39	35	37,817
Series E
6.81%, 11/15/40	25	30,097
New York City Municipal Water Finance Authority RB Water Revenue BAB
6.01%, 06/15/42	40	47,242
New York City Transitional Finance Authority RB Income Tax Revenue
5.27%, 05/01/27	20	21,910
New York State Dormitory Authority RB State Personal Income Tax Revenue BAB
5.63%, 03/15/39	25	28,053
New York State Urban Development Corp. RB State Personal Income Tax BAB
5.77%, 03/15/39	10	11,329
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.46%, 10/01/62	60	53,046

		271,473
OHIO — 0.21%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues BAB
7.83%, 02/15/41	35	44,195
Ohio State Water Development Authority RB Miscellaneous Revenue BAB
4.88%, 12/01/34	15	15,599

		59,794
OREGON — 0.04%
State of Oregon GO
5.89%, 06/01/27	10	11,681

		11,681

Security	Principal (000s)	Value

PENNSYLVANIA — 0.08%
Pennsylvania Turnpike Commission RB Highway Revenue Tolls BAB
Series B
5.56%, 12/01/49	$20	$21,638

		21,638
TEXAS — 0.58%
City of San Antonio RB Electric Power & Light Revenues BAB
5.81%, 02/01/41	20	23,263
Dallas Area Rapid Transit RB Sales Tax Revenue BAB
6.00%, 12/01/44	35	41,467
Dallas County Hospital District GOL BAB
Series C
5.62%, 08/15/44	10	11,251
State of Texas GO BAB
5.52%, 04/01/39	25	28,721
Texas State Transportation Commission RB Highway Revenue Tolls BAB
Series B
5.03%, 04/01/26	10	10,944
5.18%, 04/01/30	25	27,178
University of Texas System Board of Regents RB College & University Revenue BAB
Series C
4.79%, 08/15/46	20	20,454

		163,278
UTAH — 0.08%
State of Utah GO BAB
Series D
4.55%, 07/01/24	20	21,609

		21,609
WASHINGTON — 0.08%
State of Washington GO BAB
Series D
5.48%, 08/01/39	20	21,763

		21,763

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $1,804,543)		1,766,548

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 36.02%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.82%
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	61	78,658
6.75%, 03/15/31	135	180,927
Federal National Mortgage Association
5.63%, 07/15/37	86	104,759
6.63%, 11/15/30	85	112,673
7.25%, 05/15/30[a]	90	125,705
Tennessee Valley Authority
3.50%, 12/15/42	50	40,339
7.13%, 05/01/30	110	147,397

		790,458

51

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

November 30, 2013

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 33.20%
U.S. Treasury Bonds
2.75%, 08/15/42	$1,000	$811,600
2.75%, 11/15/42	674	545,866
2.88%, 05/15/43	390	323,548
3.00%, 05/15/42[a]	50	42,942
3.13%, 11/15/41	800	707,464
3.13%, 02/15/42[a]	960	847,354
3.13%, 02/15/43	630	552,359
3.50%, 02/15/39	50	48,203
3.63%, 08/15/43[a]	30	28,998
3.75%, 08/15/41	74	73,830
3.75%, 11/15/43	125	123,691
3.88%, 08/15/40	360	368,503
4.25%, 05/15/39	35	38,200
4.25%, 11/15/40[a]	370	402,911
4.38%, 11/15/39[a]	120	133,475
4.38%, 05/15/40	320	355,798
4.38%, 05/15/41[a]	130	144,348
4.50%, 02/15/36[a]	130	147,761
4.50%, 05/15/38	38	43,117
4.50%, 08/15/39[a]	100	113,466
4.63%, 02/15/40[a]	44	50,845
4.75%, 02/15/37[a]	27	31,744
4.75%, 02/15/41	440	518,060
5.00%, 05/15/37[a]	160	194,549
5.25%, 11/15/28[a]	60	73,861
5.25%, 02/15/29[a]	128	157,527
5.38%, 02/15/31	220	275,994
5.50%, 08/15/28[a]	100	126,015
6.00%, 02/15/26	19	24,798
6.13%, 11/15/27	109	144,970
6.13%, 08/15/29[a]	101	135,624
6.38%, 08/15/27	132	179,152
6.50%, 11/15/26	254	346,786
6.63%, 02/15/27[a]	82	113,248
6.75%, 08/15/26[a]	260	361,533
6.88%, 08/15/25[a]	399	555,161
7.50%, 11/15/24	90	129,952
7.63%, 02/15/25[a]	24	35,033

		9,308,286

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $11,427,653)		10,098,744

SHORT-TERM INVESTMENTS — 12.17%

MONEY MARKET FUNDS — 12.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	3,048	3,047,520
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	176	176,436

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	187	$186,653

		3,410,609

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,410,609)		3,410,609

TOTAL INVESTMENTS IN SECURITIES — 110.40%
(Cost: $33,972,495)		30,949,609
Other Assets, Less Liabilities — (10.40)%		(2,916,716)

NET ASSETS — 100.00%		$28,032,893

BAB  —  Build America Bond

GO  —  General Obligation

GOL  —  General Obligation Limited

RB  —  Revenue Bond

Insured by:

NPFGC  —  National Public Finance Guarantee Corp.

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Investments are denominated in U.S. dollars.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

52

Schedule of Investments  (Unaudited)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2013

Security	Principal (000s)	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.73%

MORTGAGE-BACKED SECURITIES — 1.73%
Banc of America Merrill Lynch Commercial Mortgage Inc.
Series 2006-6, Class A3
5.37%, 10/10/45	$14,250	$14,645,289
Series 2007-2, Class A4
5.62%, 04/10/49[a]	9,950	11,134,530
Bear Stearns Commercial Mortgage Securities Inc.
Series 2005-PW10, Class A4
5.41%, 12/11/40[a]	17,000	18,163,549
Series 2005-PWR9, Class AAB
4.80%, 09/11/42	2,748	2,785,653
Series 2006-PW13, Class A4
5.54%, 09/11/41	12,000	13,130,297
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD, Class A4
5.32%, 12/11/49	18,000	19,924,351
Credit Suisse Commercial Mortgage Trust
Series 2006-C4, Class A3
5.47%, 09/15/39	14,066	15,414,957
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class A3
4.58%, 06/10/48	4,476	4,522,113
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.99%, 08/10/45[a]	57,000	63,034,404
Series 2013-GC12, Class AS
3.38%, 06/10/46	5,000	4,785,681
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP4, Class AM
5.00%, 10/15/42[a]	10,000	10,592,945
Series 2007-CB20, Class A4
5.79%, 02/12/51[a]	10,000	11,286,657
LB-UBS Commercial Mortgage Trust
Series 2004-C1, Class A4
4.57%, 01/15/31	5,432	5,538,770
Series 2004-C4, Class A4
5.71%, 06/15/29[a]	16,029	16,223,606
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class AM
5.20%, 12/12/49[a]	11,408	12,460,343
Morgan Stanley Capital I Inc.
Series 2005-HQ6, Class A4A
4.99%, 08/13/42	18,597	19,530,603
Morgan Stanley/Bank of America Merrill Lynch Trust
Series 2013-C9, Class A4
3.10%, 05/15/46	5,000	4,792,783
Wells Fargo Bank/Wachovia Bank Commercial Mortgage Trust
Series 2006-C23, Class AJ
5.52%, 01/15/45[a]	5,000	5,335,659

		253,302,190

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $222,884,152)		253,302,190

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 23.27%

AEROSPACE & DEFENSE — 0.35%
Boeing Co. (The)
4.88%, 02/15/20	$2,500	$2,820,502
Exelis Inc.
5.55%, 10/01/21	300	299,179
General Dynamics Corp.
1.38%, 01/15/15	1,000	1,011,244
2.25%, 07/15/16	300	311,712
2.25%, 11/15/22 (Call 08/15/22)	1,500	1,355,575
3.88%, 07/15/21 (Call 04/15/21)	1,400	1,459,357
Honeywell International Inc.
4.25%, 03/01/21	2,000	2,183,215
5.00%, 02/15/19	3,100	3,534,659
L-3 Communications Corp.
3.95%, 11/15/16	1,150	1,231,367
4.75%, 07/15/20	1,100	1,154,566
4.95%, 02/15/21 (Call 11/15/20)	300	316,858
Lockheed Martin Corp.
2.13%, 09/15/16	2,525	2,603,363
3.35%, 09/15/21	2,900	2,909,337
4.07%, 12/15/42	2,747	2,390,485
Northrop Grumman Corp.
3.25%, 08/01/23	1,950	1,834,714
3.50%, 03/15/21[b]	2,000	2,009,879
5.05%, 11/15/40	230	225,228
Precision Castparts Corp.
1.25%, 01/15/18	725	715,235
2.50%, 01/15/23 (Call 10/15/22)	775	715,350
3.90%, 01/15/43 (Call 07/15/42)	1,400	1,235,992
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	1,300	1,192,166
6.40%, 12/15/18	4,299	5,181,034
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	400	391,903
Textron Inc.
4.63%, 09/21/16	800	855,101
5.95%, 09/21/21 (Call 06/21/21)	800	884,321
United Technologies Corp.
3.10%, 06/01/22	3,500	3,425,004
4.50%, 04/15/20	750	824,271
4.50%, 06/01/42	2,950	2,851,716
4.88%, 05/01/15	1,100	1,168,010
6.13%, 02/01/19	2,122	2,539,344
6.13%, 07/15/38	2,022	2,418,402

		52,049,089

AIR FREIGHT & LOGISTICS — 0.06%
FedEx Corp.
2.63%, 08/01/22	2,900	2,668,070
United Parcel Service Inc.
2.45%, 10/01/22	1,300	1,210,929
3.13%, 01/15/21	3,000	3,048,456
5.13%, 04/01/19	200	230,383
6.20%, 01/15/38	1,826	2,223,532

		9,381,370

53

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2013

Security	Principal (000s)	Value

AIRLINES — 0.08%
American Airlines Inc. 2011-1 Pass Through Trust Class A
5.25%, 07/31/22[b]	$385	$404,622
American Airlines Inc. 2013-2 Pass Through Trust Class A
4.95%, 07/15/24[c]	3,250	3,412,500
Continental Airlines Inc. 2010-1A Pass Through Trust Class A
4.75%, 07/12/22[b]	1,026	1,087,464
Continental Airlines Inc. 2012-1 Pass Through Trust Class A
4.15%, 10/11/25[b]	2,438	2,444,573
Delta Air Lines Inc. 2010-2A Pass Through Trust Class A
4.95%, 11/23/20[b]	736	794,400
Delta Air Lines Inc. 2012-1A Pass Through Trust Class A
4.75%, 11/07/21[b]	3,022	3,226,274

		11,369,833

AUTO COMPONENTS — 0.06%
BorgWarner Inc.
4.63%, 09/15/20	2,500	2,669,723
Cooper US Inc.
3.88%, 12/15/20 (Call 09/15/20)	100	104,594
Johnson Controls Inc.
2.60%, 12/01/16	2,000	2,070,644
3.75%, 12/01/21 (Call 09/01/21)	1,000	1,007,417
4.25%, 03/01/21	1,900	1,972,901
5.70%, 03/01/41	600	628,672

		8,453,951

AUTOMOBILES — 0.02%
Ford Motor Co.
4.75%, 01/15/43	2,500	2,234,575

		2,234,575

BEVERAGES — 0.51%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	200	230,657
Anheuser-Busch InBev Finance Inc.
0.80%, 01/15/16	1,000	1,003,288
Anheuser-Busch InBev Worldwide Inc.
2.88%, 02/15/16[b]	2,000	2,093,062
3.75%, 07/15/42	2,000	1,704,382
4.13%, 01/15/15	1,614	1,679,945
4.38%, 02/15/21[b]	3,475	3,728,288
5.38%, 01/15/20	4,015	4,619,084
7.75%, 01/15/19	7,050	8,920,193
8.00%, 11/15/39	2,000	2,880,662
8.20%, 01/15/39	750	1,096,251
Beam Inc.
3.25%, 05/15/22 (Call 02/15/22)	250	242,206
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	1,750	1,574,991
Coca-Cola Co. (The)
1.50%, 11/15/15	3,200	3,267,872
1.80%, 09/01/16	400	411,921

Security	Principal (000s)	Value

3.15%, 11/15/20	$5,650	$5,794,922
3.20%, 11/01/23	2,400	2,345,523
3.30%, 09/01/21	850	867,946
Coca-Cola Enterprises Inc.
4.50%, 09/01/21 (Call 06/01/21)[b]	1,284	1,357,717
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	2,500	2,295,086
Diageo Finance BV
5.30%, 10/28/15	6,357	6,907,795
Diageo Investment Corp.
4.25%, 05/11/42	1,000	921,865
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	1,000	1,041,002
3.20%, 11/15/21 (Call 08/15/21)	1,100	1,077,822
Molson Coors Brewing Co.
3.50%, 05/01/22[b]	1,350	1,336,153
5.00%, 05/01/42	700	679,945
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	2,031	2,583,165
PepsiCo Inc.
0.75%, 03/05/15	900	903,165
1.25%, 08/13/17	3,800	3,783,756
2.50%, 05/10/16	1,700	1,769,581
2.75%, 03/01/23	2,000	1,853,395
3.00%, 08/25/21	2,000	1,967,028
4.00%, 03/05/42	1,000	874,977
7.90%, 11/01/18	2,460	3,120,669

		74,934,314

BIOTECHNOLOGY — 0.20%
Amgen Inc.
1.88%, 11/15/14	700	709,029
2.30%, 06/15/16	2,550	2,631,354
2.50%, 11/15/16	2,000	2,078,605
3.45%, 10/01/20	250	256,239
3.63%, 05/15/22 (Call 02/15/22)	2,000	1,990,275
5.15%, 11/15/41 (Call 05/15/41)	2,800	2,734,111
5.65%, 06/15/42 (Call 12/15/41)	3,900	4,090,008
5.70%, 02/01/19	4,330	5,034,287
Celgene Corp.
3.25%, 08/15/22	2,000	1,898,728
3.95%, 10/15/20	1,200	1,244,410
4.00%, 08/15/23	2,750	2,729,681
Gilead Sciences Inc.
2.40%, 12/01/14	100	101,772
3.05%, 12/01/16	200	211,699
4.50%, 04/01/21 (Call 01/01/21)	1,200	1,297,756
5.65%, 12/01/41 (Call 06/01/41)	2,600	2,866,146

		29,874,100

CAPITAL MARKETS — 2.22%
Ameriprise Financial Inc.
4.00%, 10/15/23	1,430	1,440,048
Bank of New York Mellon Corp. (The)
2.10%, 08/01/18	1,925	1,943,063
2.10%, 01/15/19 (Call 12/15/18)	2,200	2,211,882
2.30%, 07/28/16	1,250	1,296,070
2.40%, 01/17/17 (Call 12/18/16)[b]	2,000	2,071,024
3.55%, 09/23/21 (Call 08/23/21)	2,650	2,714,990
4.60%, 01/15/20	3,095	3,416,929

54

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2013

Security	Principal (000s)	Value

Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.70%, 11/15/14	$3,500	$3,669,125
7.25%, 02/01/18	7,345	8,856,485
Charles Schwab Corp. (The)
0.85%, 12/04/15	2,250	2,251,345
Credit Suisse (USA) Inc.
7.13%, 07/15/32	8,192	10,622,152
Deutsche Bank AG London
3.25%, 01/11/16	2,000	2,087,604
6.00%, 09/01/17	5,907	6,793,575
European Investment Bank
1.00%, 03/15/18	6,000	5,926,237
1.00%, 06/15/18[b]	2,750	2,702,339
1.63%, 09/01/15	250	255,840
2.13%, 07/15/16	5,000	5,203,300
2.50%, 05/16/16	5,100	5,347,311
2.88%, 09/15/20	2,000	2,060,525
4.00%, 02/16/21	20,650	22,645,189
4.63%, 05/15/14	37,837	38,596,389
5.13%, 05/30/17	400	457,608
Franklin Resources Inc.
2.80%, 09/15/22	2,750	2,577,038
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	2,500	2,524,251
3.63%, 02/07/16	5,250	5,535,880
3.63%, 01/22/23	2,500	2,418,976
5.00%, 10/01/14	22,687	23,499,285
5.38%, 03/15/20	2,010	2,252,010
5.63%, 01/15/17	4,500	5,000,095
5.75%, 01/24/22	3,000	3,385,750
6.00%, 06/15/20	5,100	5,890,155
6.15%, 04/01/18	5,750	6,647,895
6.25%, 02/01/41	4,950	5,658,828
6.75%, 10/01/37	7,018	7,762,271
International Finance Corp.
1.13%, 11/23/16	8,000	8,117,302
2.75%, 04/20/15	3,000	3,102,939
Series G
3.00%, 04/22/14	3,046	3,079,357
Invesco Finance PLC
4.00%, 01/30/24	2,500	2,511,643
Jefferies Group LLC
5.13%, 01/20/23[b]	2,700	2,735,750
6.88%, 04/15/21	2,500	2,803,512
Lazard Group LLC
4.25%, 11/14/20	2,000	2,008,859
Merrill Lynch & Co. Inc.
6.88%, 04/25/18	9,868	11,774,620
Series C
5.00%, 01/15/15	20,460	21,413,239
Morgan Stanley
1.75%, 02/25/16	2,000	2,028,869
3.80%, 04/29/16	4,500	4,772,368
4.10%, 01/26/15	8,500	8,812,164
4.75%, 03/22/17	4,300	4,729,012
5.45%, 01/09/17	4,600	5,128,643
5.50%, 07/24/20	3,100	3,495,606
5.75%, 01/25/21	8,650	9,834,771
6.25%, 08/09/26	551	635,182
6.38%, 07/24/42	2,500	2,912,586
6.63%, 04/01/18	5,234	6,176,869
7.30%, 05/13/19	3,115	3,820,887

Security	Principal (000s)	Value

Nomura Holdings Inc.
6.70%, 03/04/20	$3,000	$3,381,975
Northern Trust Corp.
2.38%, 08/02/22	450	420,700
3.38%, 08/23/21	950	965,033
3.45%, 11/04/20	200	208,228
3.95%, 10/30/25	1,400	1,381,324
Raymond James Financial Inc.
4.25%, 04/15/16	200	211,117
5.63%, 04/01/24	900	964,243
State Street Corp.
2.88%, 03/07/16	1,300	1,360,652
4.38%, 03/07/21	600	653,798
4.96%, 03/15/18	800	883,224

		326,045,936

CHEMICALS—0.51%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	2,650	2,458,891
Air Products and Chemicals Inc.
2.00%, 08/02/16	1,500	1,541,662
3.00%, 11/03/21	1,000	974,970
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	1,575	1,511,330
2.90%, 11/15/22 (Call 08/15/22)	1,500	1,380,833
3.25%, 10/01/15 (Call 09/01/15)[b]	1,000	1,040,394
Albemarle Corp.
4.50%, 12/15/20 (Call 09/15/20)	800	835,181
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	2,050	1,914,072
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	2,000	1,860,369
4.25%, 11/15/20 (Call 08/15/20)	2,790	2,985,312
5.25%, 11/15/41 (Call 05/15/41)	450	449,748
8.55%, 05/15/19	7,005	9,054,745
E.I. du Pont de Nemours and Co.
2.80%, 02/15/23	2,500	2,321,598
5.25%, 12/15/16	7,268	8,168,441
6.00%, 07/15/18	400	471,481
Eastman Chemical Co.
3.00%, 12/15/15[b]	1,000	1,039,852
3.60%, 08/15/22 (Call 05/15/22)	3,500	3,392,192
Ecolab Inc.
2.38%, 12/08/14[b]	150	152,594
3.00%, 12/08/16	1,650	1,739,134
5.50%, 12/08/41	1,550	1,655,483
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	450	452,409
4.10%, 02/01/24 (Call 11/01/23)	1,700	1,715,234
LYB International Finance BV
4.00%, 07/15/23	1,125	1,122,085
Monsanto Co.
3.60%, 07/15/42 (Call 01/15/42)	2,000	1,671,275
5.88%, 04/15/38	100	115,283
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	1,000	991,005
4.25%, 11/15/23 (Call 08/15/23)	1,425	1,422,414
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	2,050	2,169,213
4.88%, 03/30/20	2,500	2,733,303
PPG Industries Inc.
1.90%, 01/15/16	1,500	1,526,883
3.60%, 11/15/20	1,700	1,734,386

55

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2013

Security	Principal (000s)	Value

Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	$2,450	$2,222,669
2.45%, 02/15/22 (Call 11/15/21)	2,300	2,150,565
3.00%, 09/01/21[b]	250	245,534
4.05%, 03/15/21	2,550	2,687,737
RPM International Inc.
6.50%, 02/15/18	1,500	1,722,603
Sherwin-Williams Co. (The)
1.35%, 12/15/17	1,500	1,477,349
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	550	550,080
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	2,550	2,572,230
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	1,200	1,151,493

		75,382,032

COMMERCIAL BANKS — 2.19%
Abbey National Treasury Services PLC
4.00%, 04/27/16	3,800	4,037,176
African Development Bank
1.63%, 10/02/18	2,000	2,016,149
Associated Banc-Corp
5.13%, 03/28/16 (Call 02/28/16)	600	647,442
Bank of America N.A.
6.00%, 10/15/36	8,601	9,811,057
Bank of Montreal
1.30%, 07/15/16	4,250	4,283,598
2.38%, 01/25/19 (Call 12/25/18)	2,000	2,022,928
2.50%, 01/11/17	1,800	1,869,065
Bank of Nova Scotia
1.38%, 12/18/17 (Call 11/18/17)	1,000	991,651
2.05%, 10/07/15	500	513,131
2.55%, 01/12/17	400	415,970
2.90%, 03/29/16	5,500	5,760,112
3.40%, 01/22/15	3,250	3,344,692
4.38%, 01/13/21	1,000	1,081,349
Barclays Bank PLC
5.13%, 01/08/20	5,435	6,077,022
5.20%, 07/10/14	3,485	3,584,288
BB&T Corp.
5.20%, 12/23/15	3,011	3,263,817
5.25%, 11/01/19	1,200	1,353,062
6.85%, 04/30/19	1,824	2,229,714
BNP Paribas SA
2.70%, 08/20/18	3,000	3,075,152
3.60%, 02/23/16	5,000	5,258,002
5.00%, 01/15/21[b]	4,600	5,018,658
Branch Banking & Trust Co.
1.05%, 12/01/16 (Call 11/01/16)	2,500	2,502,672
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	1,150	1,156,912
2.35%, 12/11/15	3,700	3,824,989
Comerica Inc.
3.00%, 09/16/15	400	415,112
Commonwealth Bank of Australia
1.90%, 09/18/17[b]	5,750	5,826,283
Corporacion Andina de Fomento
3.75%, 01/15/16	2,100	2,198,589
4.38%, 06/15/22	3,100	3,118,117
Council of Europe Development Bank

Security	Principal (000s)	Value

1.00%, 03/07/18	$3,400	$3,351,447
1.13%, 05/31/18	5,000	4,933,690
Credit Suisse New York
3.50%, 03/23/15	2,000	2,072,145
5.40%, 01/14/20	500	552,127
Discover Bank
2.00%, 02/21/18[b]	2,000	1,980,838
4.20%, 08/08/23	3,000	3,001,673
European Bank for Reconstruction and Development
0.75%, 09/01/17	7,500	7,444,733
Fifth Third Bancorp
3.50%, 03/15/22 (Call 02/15/22)	1,500	1,479,506
3.63%, 01/25/16	3,250	3,427,868
8.25%, 03/01/38	1,000	1,341,905
First Horizon National Corp.
5.38%, 12/15/15[b]	250	269,275
First Niagara Financial Group Inc.
7.25%, 12/15/21	1,000	1,162,346
HSBC Bank (USA) N.A.
4.88%, 08/24/20	3,500	3,776,972
HSBC Holdings PLC
4.00%, 03/30/22	3,000	3,065,561
5.10%, 04/05/21	3,250	3,574,718
6.10%, 01/14/42	2,750	3,267,863
6.50%, 09/15/37	4,000	4,757,775
HSBC USA Inc.
1.63%, 01/16/18	1,500	1,475,554
2.38%, 02/13/15	4,200	4,282,888
Intesa Sanpaolo SpA
3.88%, 01/15/19	4,250	4,276,854
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	1,200	1,386,386
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	4,000	4,022,934
5.10%, 03/24/21	1,000	1,096,169
Lloyds Bank PLC
4.20%, 03/28/17[b]	800	864,947
Manufacturers and Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)[b]	2,750	2,700,740
National Australia Bank Ltd.
1.60%, 08/07/15	1,200	1,221,692
National Australia Bank Ltd. New York
2.30%, 07/25/18[b]	3,000	3,054,643
Perrigo Co. Ltd.
4.00%, 11/15/23 (Call 08/15/23)[c]	1,380	1,378,578
PNC Bank N.A.
3.80%, 07/25/23 (Call 06/25/23)[d]	5,000	4,904,560
PNC Funding Corp.
5.25%, 11/15/15[d]	8,385	9,061,466
5.40%, 06/10/14[d]	998	1,023,889
6.70%, 06/10/19[d]	998	1,213,690
Rabobank Nederland
3.38%, 01/19/17	5,700	6,040,490
3.88%, 02/08/22	850	854,872
4.50%, 01/11/21	3,250	3,465,090
5.25%, 05/24/41	3,100	3,208,607
Royal Bank of Canada
1.15%, 03/13/15	1,000	1,008,047
1.45%, 10/30/14	2,300	2,324,654
1.45%, 09/09/16	5,000	5,055,345
1.50%, 01/16/18	2,500	2,476,326
2.30%, 07/20/16	2,250	2,329,256

56

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2013

Security	Principal (000s)	Value

Royal Bank of Scotland Group PLC
4.38%, 03/16/16	$3,000	$3,200,981
5.63%, 08/24/20	2,700	2,999,812
6.40%, 10/21/19	3,450	3,980,348
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)	3,175	3,267,502
4.63%, 04/19/16	550	585,498
Sumitomo Mitsui Banking Corp.
1.35%, 07/18/15	1,000	1,006,942
1.50%, 01/18/18	2,500	2,456,645
2.50%, 07/19/18	3,000	3,060,848
SunTrust Bank
7.25%, 03/15/18	1,000	1,194,747
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	1,050	1,114,294
6.00%, 09/11/17	2,298	2,645,374
Svenska Handelsbanken AB
2.50%, 01/25/19	2,750	2,778,071
2.88%, 04/04/17	1,750	1,808,490
Toronto-Dominion Bank (The)
1.38%, 07/14/14[b]	400	402,729
1.40%, 04/30/18[b]	1,200	1,182,796
2.38%, 10/19/16	1,800	1,871,012
2.50%, 07/14/16	1,600	1,666,385
2.63%, 09/10/18	2,000	2,066,903
U.S. Bancorp
2.20%, 11/15/16 (Call 10/14/16)	2,800	2,902,285
2.95%, 07/15/22 (Call 06/15/22)	1,250	1,173,150
3.00%, 03/15/22 (Call 02/15/22)	1,000	978,206
4.13%, 05/24/21 (Call 04/23/21)	1,000	1,068,493
UBS AG Stamford
2.25%, 01/28/14	730	732,259
3.88%, 01/15/15	1,000	1,034,051
5.88%, 12/20/17	8,134	9,341,788
Union Bank N.A.
2.63%, 09/26/18 (Call 08/26/18)	2,750	2,817,236
US Bank N.A.
4.95%, 10/30/14	4,972	5,175,797
Wells Fargo & Co.
1.25%, 02/13/15	6,000	6,052,323
2.15%, 01/15/19	4,000	4,031,286
4.13%, 08/15/23	2,500	2,466,953
4.60%, 04/01/21	9,100	10,006,258
5.00%, 11/15/14	11,342	11,814,541
5.61%, 01/15/44[c]	3,983	4,066,806
5.63%, 12/11/17	3,050	3,534,923
Westpac Banking Corp.
1.60%, 01/12/18[b]	1,500	1,494,722
3.00%, 08/04/15	4,500	4,685,865
3.00%, 12/09/15	4,850	5,071,605
Zions BanCorp.
4.50%, 06/13/23 (Call 05/11/23)	2,525	2,503,287

		322,126,039

COMMERCIAL SERVICES & SUPPLIES — 0.12%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	1,500	1,388,531
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	1,898	1,844,665
4.75%, 05/15/23 (Call 02/15/23)	4,100	4,293,223
5.50%, 09/15/19	500	570,549
Unilever Capital Corp.
4.25%, 02/10/21	750	815,664

Security	Principal (000s)	Value

5.90%, 11/15/32	$3,070	$3,759,393
Waste Management Inc.
7.38%, 03/11/19	4,230	5,187,376

		17,859,401

COMMUNICATIONS EQUIPMENT — 0.14%
Cisco Systems Inc.
4.45%, 01/15/20	4,650	5,061,780
5.50%, 02/22/16	4,000	4,428,401
5.90%, 02/15/39	3,180	3,556,013
Harris Corp.
4.40%, 12/15/20	1,950	2,047,166
Juniper Networks Inc.
3.10%, 03/15/16	1,050	1,087,799
4.60%, 03/15/21	950	971,059
5.95%, 03/15/41	150	149,709
Motorola Solutions Inc.
3.50%, 03/01/23	2,600	2,406,348
3.75%, 05/15/22	1,000	950,269

		20,658,544

COMPUTERS & PERIPHERALS — 0.17%
Apple Inc.
1.00%, 05/03/18	6,100	5,936,981
3.85%, 05/04/43	3,575	2,986,502
EMC Corp.
2.65%, 06/01/20	2,650	2,625,651
3.38%, 06/01/23 (Call 03/01/23)	2,150	2,099,128
Hewlett-Packard Co.
4.30%, 06/01/21[b]	1,300	1,296,513
4.38%, 09/15/21[b]	5,650	5,661,779
6.00%, 09/15/41	2,150	2,089,324
Lexmark International Inc.
6.65%, 06/01/18[b]	1,000	1,105,172
NetApp Inc.
2.00%, 12/15/17	1,600	1,595,753

		25,396,803

CONSTRUCTION & ENGINEERING — 0.01%
Fluor Corp.
3.38%, 09/15/21	1,400	1,398,307

		1,398,307

CONSTRUCTION MATERIALS — 0.03%
CRH America Inc.
6.00%, 09/30/16[b]	3,093	3,487,009
Martin Marietta Materials Inc.
6.60%, 04/15/18	233	262,753

		3,749,762

CONSUMER FINANCE — 0.73%
American Express Co.
1.55%, 05/22/18	2,000	1,966,825
4.05%, 12/03/42	2,000	1,734,450
6.80%, 09/01/66 (Call 09/01/16)[a]	5,547	5,907,555
7.00%, 03/19/18	5,000	6,027,544
American Express Credit Corp.
1.75%, 06/12/15	2,500	2,544,123

57

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2013

Security	Principal (000s)	Value

2.13%, 07/27/18	$1,000	$1,008,243
American Honda Finance Corp.
2.13%, 10/10/18	1,000	1,008,586
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	5,000	5,187,361
4.70%, 10/27/19	1,900	2,151,687
Capital One Financial Corp.
4.75%, 07/15/21	1,600	1,703,817
6.15%, 09/01/16[b]	7,642	8,563,995
Caterpillar Financial Services Corp.
1.05%, 03/26/15	1,500	1,511,826
1.63%, 06/01/17	1,250	1,261,767
2.05%, 08/01/16	2,000	2,064,012
7.15%, 02/15/19	2,155	2,677,018
Ford Motor Credit Co. LLC
2.38%, 01/16/18	2,200	2,227,356
3.00%, 06/12/17	1,500	1,566,082
4.25%, 02/03/17	1,000	1,082,963
5.00%, 05/15/18	2,750	3,061,624
5.63%, 09/15/15	1,500	1,621,557
5.88%, 08/02/21	3,800	4,305,975
6.63%, 08/15/17[b]	1,000	1,167,916
7.00%, 04/15/15	6,300	6,821,034
8.00%, 12/15/16	1,350	1,609,101
8.13%, 01/15/20[b]	2,500	3,145,846
HSBC Finance Corp.
6.68%, 01/15/21	5,662	6,557,582
John Deere Capital Corp.
0.88%, 04/17/15	1,400	1,408,935
1.85%, 09/15/16	4,850	4,982,865
3.15%, 10/15/21	3,700	3,701,889
3.90%, 07/12/21	2,600	2,741,430
PACCAR Financial Corp.
0.70%, 11/16/15	1,500	1,497,965
0.80%, 02/08/16	1,225	1,222,518
Toyota Motor Credit Corp.
1.25%, 11/17/14	2,000	2,017,836
2.00%, 09/15/16	2,650	2,732,042
2.63%, 01/10/23[b]	2,000	1,867,115
3.30%, 01/12/22	3,000	3,001,563
3.40%, 09/15/21[b]	1,200	1,212,895
4.25%, 01/11/21	2,500	2,686,727

		107,559,625

CONTAINERS & PACKAGING — 0.02%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	200	205,297
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	750	733,863
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)[b]	120	123,087
5.75%, 11/01/40 (Call 05/01/40)	1,200	1,235,752

		2,297,999

DIVERSIFIED CONSUMER SERVICES — 0.01%
California Institute of Technology
4.70%, 11/01/2111	1,000	885,146
President and Fellows of Harvard College (The)
4.88%, 10/15/40	500	523,938

Security	Principal (000s)	Value

Yale University
2.90%, 10/15/14	$500	$510,305

		1,919,389

DIVERSIFIED FINANCIAL SERVICES — 2.11%
Alterra Finance LLC
6.25%, 09/30/20	900	1,008,949
Bank of America Corp.
1.25%, 01/11/16	2,000	2,010,677
3.30%, 01/11/23	3,450	3,261,380
5.63%, 07/01/20	10,600	12,086,144
5.70%, 01/24/22	3,000	3,409,004
5.75%, 12/01/17	1,000	1,146,010
5.88%, 02/07/42	2,000	2,258,317
6.50%, 08/01/16	5,050	5,729,724
Series 1
3.75%, 07/12/16	3,300	3,512,030
BP Capital Markets PLC
2.25%, 11/01/16	2,700	2,801,067
2.50%, 11/06/22[b]	1,750	1,611,374
3.13%, 10/01/15	800	837,223
3.20%, 03/11/16	1,500	1,581,305
3.25%, 05/06/22	1,000	982,058
3.56%, 11/01/21	800	812,066
3.88%, 03/10/15	1,755	1,830,867
3.99%, 09/26/23	3,000	3,054,030
4.74%, 03/11/21	2,900	3,179,806
4.75%, 03/10/19	2,300	2,591,899
Citigroup Inc.
1.75%, 05/01/18	1,600	1,581,908
3.95%, 06/15/16	4,750	5,076,791
4.45%, 01/10/17	6,250	6,814,042
4.50%, 01/14/22	1,000	1,058,342
4.59%, 12/15/15	5,000	5,348,460
4.75%, 05/19/15	4,250	4,483,381
4.95%, 11/07/43	3,000	2,965,858
5.00%, 09/15/14	1,000	1,031,499
5.38%, 08/09/20	4,750	5,385,083
5.50%, 02/15/17	7,100	7,917,146
6.01%, 01/15/15	1,000	1,057,283
8.13%, 07/15/39	9,514	13,250,485
Daimler Finance North America LLC
8.50%, 01/18/31	2,000	2,898,146
Deutsche Telekom International Finance BV
8.75%, 06/15/30	6,618	9,272,936
GE Capital Trust I
6.38%, 11/15/67 (Call 11/15/17)[a,b]	2,250	2,435,625
General Electric Capital Corp.
1.00%, 01/08/16	6,700	6,738,552
1.63%, 04/02/18[b]	1,200	1,199,304
2.25%, 11/09/15	8,250	8,495,831
2.95%, 05/09/16[b]	9,450	9,936,499
3.35%, 10/17/16	5,250	5,600,057
4.63%, 01/07/21	7,850	8,611,505
4.65%, 10/17/21	4,600	5,036,807
4.88%, 03/04/15	200	210,857
5.63%, 05/01/18	2,200	2,551,767
5.88%, 01/14/38	9,000	10,159,067
Series A
6.75%, 03/15/32	6,242	7,726,383
International Bank for Reconstruction and Development
0.50%, 04/15/16	3,000	3,005,576

58

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2013

Security	Principal (000s)	Value

0.88%, 04/17/17	$5,000	$5,020,603
1.00%, 09/15/16	8,050	8,149,626
2.13%, 03/15/16[b]	10,650	11,068,877
5.00%, 04/01/16	2,420	2,676,701
7.63%, 01/19/23	1,000	1,375,869
J.P. Morgan Chase & Co.
1.13%, 02/26/16	200	200,800
1.80%, 01/25/18[b]	1,700	1,693,990
1.88%, 03/20/15	1,800	1,826,905
2.00%, 08/15/17	6,650	6,740,767
3.15%, 07/05/16	3,350	3,521,307
3.25%, 09/23/22	1,050	1,005,367
4.25%, 10/15/20	7,800	8,280,495
4.35%, 08/15/21	7,700	8,131,807
4.50%, 01/24/22[b]	8,950	9,486,596
5.40%, 01/06/42	1,200	1,273,156
5.50%, 10/15/40	2,000	2,142,594
5.60%, 07/15/41	2,000	2,174,197
6.30%, 04/23/19	15,000	17,868,758
Moody’s Corp.
4.88%, 02/15/24 (Call 11/15/23)	2,000	1,989,162
NASDAQ OMX Group Inc. (The)
4.00%, 01/15/15	1,000	1,032,589
5.25%, 01/16/18[b]	333	360,662
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15	2,100	2,114,194
3.05%, 02/15/22 (Call 11/15/21)	3,450	3,390,216
3.40%, 11/15/23 (Call 08/15/23)	2,250	2,210,293
NCUA Guaranteed Notes Trust (U.S. Government Guaranteed)
Series A4
3.00%, 06/12/19	9,500	10,074,176
ORIX Corp.
5.00%, 01/12/16	1,750	1,877,186

		309,240,013

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.06%
AT&T Inc.
0.90%, 02/12/16	6,000	5,986,495
2.40%, 08/15/16	9,000	9,290,551
2.95%, 05/15/16	3,500	3,653,507
3.88%, 08/15/21	7,250	7,265,363
4.35%, 06/15/45 (Call 12/15/44)	10,000	8,279,381
4.45%, 05/15/21	4,200	4,391,756
5.35%, 09/01/40	4,000	3,854,473
5.55%, 08/15/41	5,750	5,698,306
British Telecommunications PLC
9.63%, 12/15/30	2,540	3,738,942
Embarq Corp.
7.08%, 06/01/16	3,782	4,239,185
8.00%, 06/01/36	1,700	1,723,383
GTE Corp.
6.84%, 04/15/18	750	881,994
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	400	398,748
Orange
2.75%, 09/14/16	3,050	3,162,624
5.38%, 07/08/19	1,626	1,833,692
8.75%, 03/01/31	1,400	1,925,073
Qwest Corp.
6.75%, 12/01/21	2,600	2,826,945
Telefonica Emisiones SAU
3.99%, 02/16/16	2,100	2,211,165

Security	Principal (000s)	Value

4.95%, 01/15/15	$1,105	$1,148,576
5.13%, 04/27/20[b]	3,000	3,174,418
5.46%, 02/16/21	2,850	3,012,977
7.05%, 06/20/36	2,024	2,190,386
Verizon Communications Inc.
1.25%, 11/03/14	3,400	3,421,862
2.00%, 11/01/16	6,400	6,549,313
3.00%, 04/01/16	500	522,840
3.65%, 09/14/18	7,375	7,841,280
4.60%, 04/01/21	3,000	3,187,283
5.15%, 09/15/23	14,555	15,543,379
6.00%, 04/01/41	1,750	1,856,457
6.10%, 04/15/18	200	232,713
6.40%, 09/15/33	10,000	11,110,065
6.40%, 02/15/38	200	220,658
6.55%, 09/15/43	5,450	6,183,749
7.75%, 12/01/30	13,992	17,469,417

		155,026,956

ELECTRIC UTILITIES — 1.05%
Alabama Power Co.
0.55%, 10/15/15	2,500	2,489,798
4.10%, 01/15/42	350	316,710
Series 11-C
5.20%, 06/01/41	2,000	2,149,042
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)	1,000	928,764
Appalachian Power Co.
7.00%, 04/01/38	230	277,228
7.95%, 01/15/20	1,754	2,209,088
Arizona Public Service Co.
4.50%, 04/01/42 (Call 10/01/41)	500	479,759
5.05%, 09/01/41 (Call 03/01/41)	1,450	1,479,400
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	1,750	1,607,161
Commonwealth Edison Co.
3.40%, 09/01/21 (Call 06/01/21)	4,750	4,784,581
6.45%, 01/15/38	1,200	1,468,507
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	2,000	1,853,490
Detroit Edison Co. (The)
3.90%, 06/01/21 (Call 03/01/21)	1,300	1,372,483
Duke Energy Carolinas LLC
1.75%, 12/15/16	1,000	1,009,072
3.90%, 06/15/21 (Call 03/15/21)	1,200	1,268,861
Duke Energy Corp.
1.63%, 08/15/17	3,100	3,087,373
2.15%, 11/15/16	850	869,791
3.05%, 08/15/22 (Call 05/15/22)[b]	2,000	1,907,912
3.55%, 09/15/21 (Call 06/15/21)[b]	2,750	2,788,788
Duke Energy Florida Inc.
3.10%, 08/15/21 (Call 05/15/21)	1,250	1,246,370
6.40%, 06/15/38	1,000	1,235,277
Duke Energy Indiana Inc.
6.45%, 04/01/39	3,300	4,113,459
Duke Energy Ohio Inc.
5.45%, 04/01/19[b]	2,876	3,329,932
Duke Energy Progress Inc.
3.00%, 09/15/21 (Call 06/15/21)	850	841,677
5.30%, 01/15/19	1,325	1,523,692
Edison International
3.75%, 09/15/17	1,100	1,168,277

59

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2013

Security	Principal (000s)	Value

Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	$3,400	$3,521,076
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	400	428,894
Entergy Gulf States Louisiana LLC
6.00%, 05/01/18	1,000	1,155,036
Entergy Louisiana LLC
1.88%, 12/15/14	1,000	1,012,976
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	100	92,671
4.13%, 02/01/42 (Call 08/02/41)	2,000	1,862,808
5.25%, 02/01/41 (Call 08/01/40)	700	762,218
5.95%, 02/01/38[b]	3,104	3,653,823
Georgia Power Co.
4.30%, 03/15/42	1,200	1,088,013
5.40%, 06/01/40	1,100	1,161,940
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	200	212,356
5.29%, 06/15/22 (Call 03/15/22)[e]	1,000	1,074,520
Indiana Michigan Power Co.
Series J
3.20%, 03/15/23 (Call 12/15/22)[b]	1,500	1,419,644
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	2,550	2,581,685
Kentucky Utilities Co.
1.63%, 11/01/15	200	203,439
3.25%, 11/01/20 (Call 08/01/20)	250	256,355
5.13%, 11/01/40 (Call 05/01/40)	500	534,014
LG&E and KU Energy LLC
2.13%, 11/15/15	1,150	1,172,293
3.75%, 11/15/20 (Call 08/15/20)[b]	1,100	1,120,765
4.38%, 10/01/21 (Call 07/01/21)	1,500	1,553,542
Louisville Gas & Electric Co.
1.63%, 11/15/15	250	254,386
MidAmerican Energy Co.
3.70%, 09/15/23 (Call 06/15/23)	2,750	2,762,869
MidAmerican Energy Holdings Co.
3.75%, 11/15/23 (Call 08/15/23)[c]	1,750	1,751,067
6.13%, 04/01/36	8,881	10,004,072
Nevada Power Co.
5.45%, 05/15/41 (Call 11/15/40)	1,850	2,026,656
NextEra Energy Capital Holdings Inc.
2.60%, 09/01/15	2,250	2,307,531
7.88%, 12/15/15	500	564,091
Nisource Finance Corp.
4.45%, 12/01/21 (Call 09/01/21)	3,225	3,325,241
5.45%, 09/15/20	1,700	1,894,082
5.80%, 02/01/42 (Call 08/01/41)	1,400	1,436,297
6.40%, 03/15/18	200	231,891
Northern States Power Co.
2.15%, 08/15/22 (Call 02/15/22)	2,700	2,470,577
2.60%, 05/15/23 (Call 11/15/22)	1,000	931,875
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	2,000	1,845,204
Oglethorpe Power Corp.
5.38%, 11/01/40	800	818,521
Ohio Power Co.
Series M
5.38%, 10/01/21[b]	2,000	2,248,720
Oklahoma Gas & Electric Co.
5.25%, 05/15/41 (Call 11/15/40)	1,600	1,717,386
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	4,068	4,930,291

Security	Principal (000s)	Value

7.50%, 09/01/38	$200	$263,145
Pacific Gas & Electric Co.
4.50%, 12/15/41 (Call 06/15/41)	150	139,616
4.60%, 06/15/43 (Call 12/15/42)[b]	3,000	2,833,061
6.05%, 03/01/34	6,668	7,586,006
PacifiCorp
3.85%, 06/15/21 (Call 03/15/21)	200	209,433
Portland General Electric Co.
6.10%, 04/15/19	1,200	1,426,580
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	1,000	993,627
5.20%, 07/15/41 (Call 01/15/41)	300	322,187
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)[b]	950	919,941
4.40%, 01/15/21 (Call 10/15/20)	2,000	2,133,025
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	1,750	1,612,565
4.75%, 08/15/41 (Call 02/15/41)	200	204,188
5.13%, 06/01/19[b]	2,350	2,699,163
Public Service Co. of Oklahoma
4.40%, 02/01/21	1,200	1,280,248
Scottish Power Ltd.
5.38%, 03/15/15	800	840,778
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	200	188,810
Southern California Edison Co.
4.65%, 10/01/43 (Call 04/01/43)	1,500	1,496,651
6.05%, 03/15/39	4,852	5,763,387
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	2,750	2,575,541
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	1,200	1,285,424
UIL Holdings Corp.
4.63%, 10/01/20	800	825,140
Union Electric Co.
6.70%, 02/01/19	100	122,195
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)	450	415,752
Wisconsin Electric Power Co.
1.70%, 06/15/18 (Call 05/15/18)	1,500	1,484,508
2.95%, 09/15/21 (Call 06/15/21)	1,150	1,138,718
Xcel Energy Inc.
0.75%, 05/09/16	3,000	2,986,019
6.50%, 07/01/36	200	238,381

		154,179,406
ELECTRICAL EQUIPMENT — 0.11%
ABB Finance (USA) Inc.
2.88%, 05/08/22	1,250	1,200,221
Eaton Corp. PLC
1.50%, 11/02/17	2,500	2,471,846
2.75%, 11/02/22	1,750	1,625,620
4.00%, 11/02/32[b]	800	743,241
Emerson Electric Co.
4.25%, 11/15/20	4,450	4,872,189
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	1,640	1,527,884
Tyco Electronics Group SA
2.38%, 12/17/18 (Call 11/17/18)	470	471,246
6.55%, 10/01/17	2,800	3,232,048

		16,144,295

60

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2013

Security	Principal (000s)	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.05%
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	$200	$195,864
Arrow Electronics Inc.
4.50%, 03/01/23 (Call 12/01/22)	2,850	2,777,762
5.13%, 03/01/21	1,300	1,339,777
Avnet Inc.
4.88%, 12/01/22	1,750	1,760,481
Corning Inc.
4.75%, 03/15/42	1,500	1,451,452

		7,525,336
ENERGY EQUIPMENT & SERVICES — 0.27%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)[b]	3,400	3,413,232
5.13%, 09/15/40	750	790,714
Cameron International Corp.
4.50%, 06/01/21 (Call 03/01/21)	3,700	3,944,156
5.95%, 06/01/41 (Call 12/01/40)	500	560,855
Ensco PLC
3.25%, 03/15/16	2,150	2,255,490
4.70%, 03/15/21	2,950	3,148,021
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	1,750	1,648,668
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	1,850	1,762,065
6.15%, 09/15/19	2,200	2,644,803
Nabors Industries Inc.
9.25%, 01/15/19	600	752,809
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	1,400	1,304,235
3.95%, 12/01/42 (Call 06/01/42)	1,150	1,013,068
Noble Holding International Ltd.
3.45%, 08/01/15	500	519,601
4.90%, 08/01/20[b]	2,000	2,135,398
6.20%, 08/01/40	1,000	1,044,975
Transocean Inc.
3.80%, 10/15/22 (Call 07/15/22)	1,000	952,579
4.95%, 11/15/15	250	268,217
5.05%, 12/15/16	500	551,063
6.50%, 11/15/20	1,000	1,132,163
6.80%, 03/15/38	3,000	3,258,403
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[b]	500	503,716
9.63%, 03/01/19	4,225	5,458,506

		39,062,737
FOOD & STAPLES RETAILING — 0.40%
Costco Wholesale Corp.
1.70%, 12/15/19	3,000	2,915,809
CVS Caremark Corp.
2.75%, 12/01/22 (Call 09/01/22)	1,700	1,575,808
4.75%, 05/18/20 (Call 12/18/19)	1,850	2,030,685
6.13%, 09/15/39	5,270	5,987,142
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
4.13%, 04/10/19	1,250	1,302,178
6.50%, 06/15/17[b]	2,144	2,441,387
Kroger Co. (The)
3.40%, 04/15/22 (Call 01/15/22)	2,000	1,927,387
3.85%, 08/01/23 (Call 05/01/23)	2,025	1,989,229

Security	Principal (000s)	Value

5.40%, 07/15/40 (Call 01/15/40)[b]	$2,500	$2,495,080
Safeway Inc.
4.75%, 12/01/21[b]	1,250	1,267,253
Sysco Corp.
0.55%, 06/12/15	350	350,534
Wal-Mart Stores Inc.
2.55%, 04/11/23 (Call 01/11/23)	1,000	927,565
2.80%, 04/15/16	8,900	9,327,347
4.00%, 04/11/43 (Call 10/11/42)[b]	2,500	2,220,022
4.25%, 04/15/21	7,400	8,036,938
4.75%, 10/02/43 (Call 04/02/43)	1,000	1,005,680
6.50%, 08/15/37	8,022	9,987,372
Walgreen Co.
1.80%, 09/15/17	1,000	1,006,994
3.10%, 09/15/22	2,625	2,467,609

		59,262,019
FOOD PRODUCTS — 0.37%
Archer-Daniels-Midland Co.
4.48%, 03/01/21	1,750	1,871,243
5.77%, 03/01/41	2,500	2,797,278
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	1,150	1,217,176
Campbell Soup Co.
4.25%, 04/15/21	2,000	2,064,820
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	1,000	932,433
3.25%, 09/15/22	3,000	2,825,521
4.65%, 01/25/43 (Call 07/25/42)	1,000	909,663
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	200	196,613
5.40%, 06/15/40	1,100	1,187,388
5.65%, 02/15/19	2,170	2,529,422
Hershey Co. (The)
1.50%, 11/01/16	1,300	1,308,392
4.13%, 12/01/20[b]	800	864,722
Ingredion Inc.
4.63%, 11/01/20	1,000	1,053,326
Kellogg Co.
1.88%, 11/17/16	2,350	2,402,656
2.75%, 03/01/23	3,000	2,746,822
3.13%, 05/17/22	1,250	1,203,266
3.25%, 05/21/18	1,300	1,374,972
4.00%, 12/15/20	750	787,911
4.45%, 05/30/16	40	43,123
Kraft Foods Group Inc.
3.50%, 06/06/22	5,000	4,876,698
5.00%, 06/04/42	2,500	2,439,266
McCormick & Co. Inc.
3.90%, 07/15/21 (Call 04/15/21)	1,300	1,361,775
Mondelez International Inc.
5.38%, 02/10/20	3,550	4,013,971
6.50%, 08/11/17	7,908	9,339,698
6.50%, 02/09/40	2,250	2,624,895
Sara Lee Corp.
2.75%, 09/15/15	2,000	2,033,628

		55,006,678
GAS UTILITIES — 0.12%
AGL Capital Corp.
5.25%, 08/15/19	1,000	1,134,599
5.88%, 03/15/41 (Call 09/15/40)	1,300	1,463,946

61

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2013

Security	Principal (000s)	Value

Atmos Energy Corp.
4.15%, 01/15/43 (Call 07/15/42)	$1,700	$1,537,838
5.50%, 06/15/41 (Call 12/15/40)	1,175	1,286,775
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)[b]	450	487,210
6.00%, 05/15/18	2,500	2,909,292
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	2,000	1,947,626
4.90%, 12/01/21 (Call 09/01/21)	700	735,806
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)[b]	2,700	2,549,431
Questar Corp.
2.75%, 02/01/16	150	154,098
Southern California Gas Co.
5.13%, 11/15/40	2,500	2,695,984

		16,902,605
HEALTH CARE EQUIPMENT & SUPPLIES — 0.27%
Abbott Laboratories
4.13%, 05/27/20[b]	1,700	1,844,118
5.13%, 04/01/19	2,210	2,515,807
Baxter International Inc.
1.85%, 01/15/17	2,100	2,150,238
2.40%, 08/15/22	1,805	1,664,471
3.65%, 08/15/42	200	168,092
Becton, Dickinson and Co.
1.75%, 11/08/16	1,600	1,617,262
3.13%, 11/08/21	500	492,474
3.25%, 11/12/20	700	711,232
5.00%, 11/12/40	500	513,968
Boston Scientific Corp.
4.13%, 10/01/23 (Call 07/01/23)	625	621,562
6.00%, 01/15/20[b]	2,500	2,894,973
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	1,000	936,918
3.20%, 06/15/22 (Call 03/15/22)	2,500	2,437,394
6.00%, 10/15/17	1,826	2,113,147
CR Bard Inc.
1.38%, 01/15/18	1,550	1,518,553
2.88%, 01/15/16	400	416,707
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	1,200	1,206,455
Edwards Lifesciences Corp.
2.88%, 10/15/18	1,000	1,005,693
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)	3,000	2,801,041
3.00%, 03/15/15	1,100	1,135,716
4.13%, 03/15/21 (Call 12/15/20)	3,400	3,650,407
4.50%, 03/15/42 (Call 09/15/41)	2,500	2,417,561
St. Jude Medical Inc.
2.50%, 01/15/16	1,000	1,031,122
Stryker Corp.
1.30%, 04/01/18	2,000	1,972,587
2.00%, 09/30/16	1,000	1,033,409
Zimmer Holdings Inc.
1.40%, 11/30/14[b]	500	503,373
3.38%, 11/30/21 (Call 08/30/21)	800	790,750

		40,165,030

Security	Principal (000s)	Value

HEALTH CARE PROVIDERS & SERVICES — 0.52%
Aetna Inc.
1.75%, 05/15/17 (Call 04/15/17)	$1,600	$1,603,808
2.75%, 11/15/22 (Call 08/15/22)	700	647,550
3.95%, 09/01/20	500	527,488
4.13%, 06/01/21 (Call 03/01/21)	1,300	1,371,425
6.63%, 06/15/36	2,026	2,463,785
AmerisourceBergen Corp.
5.88%, 09/15/15	2,382	2,586,002
Cardinal Health Inc.
1.70%, 03/15/18	2,300	2,260,688
3.20%, 06/15/22	2,950	2,813,145
Cigna Corp.
2.75%, 11/15/16	500	521,046
4.38%, 12/15/20 (Call 09/15/20)[b]	2,150	2,302,143
4.50%, 03/15/21 (Call 12/15/20)	2,950	3,159,322
5.38%, 02/15/42 (Call 08/15/41)	1,200	1,255,219
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	1,050	1,174,132
Express Scripts Holding Co.
2.75%, 11/21/14	2,500	2,551,535
3.13%, 05/15/16	2,400	2,517,791
4.75%, 11/15/21	1,900	2,030,658
6.13%, 11/15/41	1,000	1,125,313
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)[b]	2,000	1,812,526
6.45%, 06/01/16	710	799,212
Laboratory Corp. of America Holdings
4.63%, 11/15/20 (Call 08/15/20)	2,100	2,225,762
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	1,275	1,160,081
4.75%, 03/01/21 (Call 12/01/20)	2,500	2,691,435
Medco Health Solutions Inc.
2.75%, 09/15/15[b]	1,500	1,551,027
7.13%, 03/15/18	2,176	2,613,339
Quest Diagnostics Inc.
4.70%, 04/01/21	3,800	3,920,518
UnitedHealth Group Inc.
2.88%, 03/15/23	2,000	1,872,385
4.63%, 11/15/41 (Call 05/15/41)	1,300	1,234,352
4.88%, 03/15/15	8,107	8,554,488
6.88%, 02/15/38	2,000	2,501,964
WellPoint Inc.
3.13%, 05/15/22	1,000	945,154
3.30%, 01/15/23	4,700	4,435,886
4.63%, 05/15/42	1,000	920,108
5.25%, 01/15/16	4,943	5,380,395
5.85%, 01/15/36	2,000	2,179,629

		75,709,311
HOTELS, RESTAURANTS & LEISURE — 0.22%
Carnival Corp.
3.95%, 10/15/20	2,250	2,259,930
Darden Restaurants Inc.
4.50%, 10/15/21	2,300	2,190,903
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	1,855	1,735,848
International Game Technology
7.50%, 06/15/19	1,000	1,183,841
Marriott International Inc.
3.00%, 03/01/19 (Call 12/01/18)	3,100	3,169,796
3.25%, 09/15/22 (Call 06/15/22)	1,000	945,391

62

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2013

Security	Principal (000s)	Value

McDonald’s Corp.
2.63%, 01/15/22	$1,200	$1,151,609
3.63%, 05/20/21	2,000	2,070,559
3.70%, 02/15/42	3,225	2,762,583
5.35%, 03/01/18	1,702	1,960,252
5.80%, 10/15/17	200	232,651
6.30%, 03/01/38	750	927,045
Starbucks Corp.
3.85%, 10/01/23 (Call 07/01/23)	1,500	1,513,081
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)[b]	2,850	2,650,593
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	2,050	2,002,139
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	1,300	1,294,479
3.88%, 11/01/20 (Call 08/01/20)	900	915,439
3.88%, 11/01/23 (Call 08/01/23)	3,250	3,177,257

		32,143,396
HOUSEHOLD DURABLES — 0.06%
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	1,250	1,190,156
Newell Rubbermaid Inc.
4.00%, 06/15/22 (Call 03/15/22)	2,500	2,474,597
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	1,200	1,219,507
Whirlpool Corp.
3.70%, 03/01/23[b]	1,850	1,794,491
4.85%, 06/15/21[b]	1,650	1,774,682

		8,453,433
HOUSEHOLD PRODUCTS — 0.16%
Church & Dwight Co. Inc.
2.88%, 10/01/22	1,000	931,661
3.35%, 12/15/15	350	362,595
Clorox Co. (The)
3.80%, 11/15/21	1,800	1,819,429
5.00%, 01/15/15	1,226	1,284,535
Colgate-Palmolive Co.
0.60%, 11/15/14	700	701,869
1.30%, 01/15/17	1,300	1,300,442
2.30%, 05/03/22	1,500	1,401,819
2.95%, 11/01/20[b]	1,600	1,615,749
Energizer Holdings Inc.
4.70%, 05/24/22	1,000	1,014,505
Kimberly-Clark Corp.
3.88%, 03/01/21	250	265,956
5.30%, 03/01/41	1,000	1,097,518
Procter & Gamble Co. (The)
1.45%, 08/15/16	1,000	1,020,504
1.60%, 11/15/18	2,450	2,447,807
5.55%, 03/05/37	6,618	7,651,312

		22,915,701
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.16%
Constellation Energy Group Inc.
4.55%, 06/15/15	2,307	2,420,137
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)	3,000	2,907,473

Security	Principal (000s)	Value

5.60%, 06/15/42 (Call 12/15/41)	$3,450	$3,257,637
PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	2,850	2,758,326
PSEG Power LLC
2.75%, 09/15/16	2,100	2,157,251
4.15%, 09/15/21 (Call 06/15/21)	2,050	2,085,104
Southern Power Co.
5.15%, 09/15/41	3,000	2,971,881
Series D
4.88%, 07/15/15	2,015	2,143,010
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)[b]	3,000	2,888,032

		23,588,851
INDUSTRIAL CONGLOMERATES — 0.21%
3M Co.
1.38%, 09/29/16	2,750	2,809,374
2.00%, 06/26/22[b]	1,500	1,393,613
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	1,490	1,425,071
Danaher Corp.
1.30%, 06/23/14	150	150,854
2.30%, 06/23/16	150	154,711
3.90%, 06/23/21 (Call 03/23/21)	2,700	2,836,690
General Electric Co.
5.25%, 12/06/17	9,662	11,072,858
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/23[c]	1,500	1,483,489
6.88%, 08/15/18	1,500	1,781,574
Koninklijke Philips NV
3.75%, 03/15/22	2,000	2,018,066
5.00%, 03/15/42	2,000	1,986,760
Pentair Finance SA
2.65%, 12/01/19	1,635	1,560,747
3.15%, 09/15/22 (Call 06/15/22)	2,400	2,200,940

		30,874,747
INSURANCE — 1.00%
ACE INA Holdings Inc.
2.60%, 11/23/15	100	103,485
4.15%, 03/13/43	2,125	1,951,494
5.70%, 02/15/17	2,520	2,855,168
Aflac Inc.
4.00%, 02/15/22	800	814,415
8.50%, 05/15/19[b]	3,025	3,911,424
Alleghany Corp.
4.95%, 06/27/22	1,500	1,575,578
5.63%, 09/15/20[b]	500	541,910
Allied World Assurance Co. Ltd.
5.50%, 11/15/20	150	163,140
Allstate Corp. (The)
5.55%, 05/09/35	3,568	3,942,172
American International Group Inc.
4.13%, 02/15/24	1,025	1,038,022
4.25%, 09/15/14	4,200	4,319,372
4.88%, 09/15/16	1,000	1,099,215
4.88%, 06/01/22	2,000	2,163,642
5.85%, 01/16/18	1,900	2,193,194
8.18%, 05/15/68 (Call 05/15/38)[a]	5,400	6,480,000
8.25%, 08/15/18	4,404	5,568,619

63

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2013

Security	Principal (000s)	Value

Aon PLC
3.13%, 05/27/16	$1,650	$1,723,771
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20[b]	500	556,201
Assurant Inc.
4.00%, 03/15/23[b]	2,000	1,940,576
AXA SA
8.60%, 12/15/30	2,300	2,811,750
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	5,000	4,821,072
4.40%, 05/15/42	2,000	1,837,669
5.40%, 05/15/18[b]	8,500	9,789,195
Chubb Corp. (The)
6.00%, 05/11/37	3,020	3,543,748
CNA Financial Corp.
5.75%, 08/15/21	150	168,920
6.50%, 08/15/16	1,750	1,976,426
Fidelity National Financial Inc.
5.50%, 09/01/22	1,750	1,831,164
Genworth Holdings Inc.
5.75%, 06/15/14[b]	3,992	4,112,934
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	1,000	1,102,455
Hartford Financial Services Group Inc.
5.13%, 04/15/22	1,000	1,102,333
5.38%, 03/15/17	3,420	3,798,369
6.63%, 04/15/42[b]	1,000	1,223,443
Kemper Corp.
6.00%, 11/30/15	900	969,773
Lincoln National Corp.
4.20%, 03/15/22[b]	2,000	2,057,438
4.85%, 06/24/21	200	215,155
7.00%, 06/15/40	1,000	1,260,262
8.75%, 07/01/19	1,000	1,297,192
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	1,500	1,361,941
4.13%, 05/15/43 (Call 11/15/42)	1,500	1,277,169
Manulife Financial Corp.
3.40%, 09/17/15	686	714,327
Markel Corp.
4.90%, 07/01/22	1,500	1,575,814
5.35%, 06/01/21	1,200	1,312,837
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	1,764	1,913,494
MetLife Inc.
4.75%, 02/08/21[b]	200	219,183
5.00%, 06/15/15	8,417	8,974,035
5.88%, 02/06/41	4,000	4,520,882
Principal Financial Group Inc.
6.05%, 10/15/36	2,005	2,285,760
8.88%, 05/15/19[b]	1,224	1,591,356
Progressive Corp. (The)
3.75%, 08/23/21	350	360,116
6.70%, 06/15/67 (Call 06/15/17)[a]	1,605	1,733,400
Prudential Financial Inc.
3.00%, 05/12/16	2,650	2,768,370
5.38%, 06/21/20	400	453,798
5.63%, 05/12/41	1,000	1,074,950
5.63%, 06/15/43 (Call 06/15/23)[a]	4,100	4,018,000
5.80%, 11/16/41	1,800	1,982,653
6.20%, 11/15/40	1,000	1,149,880
Series B
5.10%, 09/20/14	2,178	2,256,218

Security	Principal (000s)	Value

Series D
6.00%, 12/01/17	$2,752	$3,185,925
Reinsurance Group of America Inc.
5.00%, 06/01/21	1,400	1,490,664
Travelers Companies Inc. (The)
3.90%, 11/01/20[b]	2,250	2,391,170
5.35%, 11/01/40[b]	3,500	3,809,313
Trinity Acquisition PLC
4.63%, 08/15/23	1,750	1,740,790
Willis Group Holdings PLC
5.75%, 03/15/21	1,150	1,242,681
WR Berkley Corp.
4.63%, 03/15/22	1,400	1,437,033
5.38%, 09/15/20	1,000	1,081,454
XLIT Ltd.
2.30%, 12/15/18	225	224,904
5.75%, 10/01/21	1,300	1,475,722

		146,484,535
INTERNET & CATALOG RETAIL — 0.02%
Amazon.com Inc.
1.20%, 11/29/17	500	492,506
2.50%, 11/29/22 (Call 08/29/22)	1,000	911,612
QVC Inc.
5.13%, 07/02/22	1,700	1,697,901

		3,102,019
INTERNET SOFTWARE & SERVICES — 0.05%
Baidu Inc.
3.50%, 11/28/22	500	466,796
eBay Inc.
1.35%, 07/15/17	950	953,057
1.63%, 10/15/15	400	408,375
2.60%, 07/15/22 (Call 04/15/22)	1,550	1,440,070
3.25%, 10/15/20 (Call 07/15/20)	1,400	1,422,229
Google Inc.
2.13%, 05/19/16	1,500	1,556,536
3.63%, 05/19/21	1,150	1,202,277

		7,449,340
IT SERVICES — 0.24%
Computer Sciences Corp.
4.45%, 09/15/22[b]	2,650	2,589,102
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	500	459,482
Fiserv Inc.
3.13%, 06/15/16	125	130,763
3.50%, 10/01/22 (Call 07/01/22)	1,750	1,651,350
4.75%, 06/15/21	1,000	1,045,580
International Business Machines Corp.
0.55%, 02/06/15	4,600	4,612,460
2.90%, 11/01/21	3,100	3,058,376
3.38%, 08/01/23	2,250	2,208,489
4.00%, 06/20/42	2,750	2,431,855
5.70%, 09/14/17[b]	9,632	11,162,082
Western Union Co. (The)
3.35%, 05/22/19	1,950	1,970,563
3.65%, 08/22/18	3,250	3,336,717

		34,656,819

64

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2013

Security	Principal (000s)	Value

LEISURE EQUIPMENT & PRODUCTS — 0.02%
Mattel Inc.
2.50%, 11/01/16	$150	$155,031
3.15%, 03/15/23 (Call 12/15/22)	1,525	1,431,723
4.35%, 10/01/20	400	423,174
5.45%, 11/01/41 (Call 05/01/41)	350	349,306

		2,359,234
LIFE SCIENCES TOOLS & SERVICES — 0.10%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	1,550	1,431,953
3.88%, 07/15/23 (Call 04/15/23)	2,500	2,414,512
5.50%, 09/14/15	1,000	1,080,007
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	1,600	1,631,734
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	650	702,781
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)[b]	500	511,773
Thermo Fisher Scientific Inc.
3.20%, 03/01/16	3,050	3,190,277
3.60%, 08/15/21 (Call 05/15/21)[b]	3,800	3,776,514
4.50%, 03/01/21	600	634,462

		15,374,013
MACHINERY — 0.19%
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)[b]	2,250	2,110,358
3.90%, 05/27/21	1,700	1,785,356
5.20%, 05/27/41	3,250	3,414,736
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	2,000	2,006,106
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	1,500	1,321,847
Dover Corp.
4.30%, 03/01/21 (Call 12/01/20)	1,600	1,724,577
5.38%, 03/01/41 (Call 12/01/40)[b]	900	969,002
Flowserve Corp.
4.00%, 11/15/23 (Call 08/15/23)	2,000	1,975,278
Harsco Corp.
2.70%, 10/15/15	1,200	1,206,098
5.75%, 05/15/18	1,800	1,917,621
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	1,300	1,320,716
4.88%, 09/15/41 (Call 03/15/41)	1,550	1,564,243
Joy Global Inc.
5.13%, 10/15/21[b]	250	263,770
Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	500	529,703
Snap-On Inc.
4.25%, 01/15/18	450	489,142
Stanley Black & Decker Inc.
3.40%, 12/01/21 (Call 09/01/21)	700	695,525
5.20%, 09/01/40	2,200	2,243,503
Xylem Inc.
3.55%, 09/20/16	2,900	3,065,506

		28,603,087

Security	Principal (000s)	Value

MEDIA — 1.02%
21st Century Fox America Inc.
3.00%, 09/15/22	$200	$188,961
4.00%, 10/01/23[c]	1,000	1,000,577
5.40%, 10/01/43[c]	1,000	1,009,767
6.20%, 12/15/34	8,482	9,313,296
6.65%, 11/15/37	450	520,830
6.90%, 03/01/19	1,100	1,330,740
CBS Corp.
7.88%, 07/30/30	4,218	5,189,001
Comcast Corp.
4.25%, 01/15/33	1,750	1,627,515
5.15%, 03/01/20	10,150	11,420,314
6.45%, 03/15/37	6,018	6,969,257
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	2,500	2,631,023
5.00%, 03/01/21	4,900	5,113,778
5.20%, 03/15/20[b]	4,300	4,635,618
6.38%, 03/01/41	3,500	3,573,291
Discovery Communications LLC
4.38%, 06/15/21	2,550	2,663,618
4.95%, 05/15/42[b]	2,250	2,114,889
5.05%, 06/01/20	2,100	2,314,414
Grupo Televisa SAB de CV CPO
6.63%, 01/15/40	2,000	2,146,070
NBCUniversal Media LLC
2.88%, 04/01/16	4,150	4,334,508
4.38%, 04/01/21	5,700	6,118,174
5.95%, 04/01/41	2,600	2,817,101
Omnicom Group Inc.
3.63%, 05/01/22	5,765	5,614,748
Scripps Networks Interactive Inc.
2.70%, 12/15/16	2,400	2,502,443
Thomson Reuters Corp.
3.95%, 09/30/21 (Call 06/30/21)	2,000	2,014,365
4.30%, 11/23/23	1,175	1,180,453
4.50%, 05/23/43 (Call 11/23/42)	1,000	843,993
5.70%, 10/01/14	2,000	2,085,892
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)[b]	7,090	6,663,727
4.50%, 09/15/42 (Call 03/15/42)	2,000	1,492,700
6.55%, 05/01/37	5,043	4,693,707
8.25%, 04/01/19	2,810	3,284,328
Time Warner Inc.
4.00%, 01/15/22[b]	8,850	8,977,163
7.70%, 05/01/32	7,657	9,660,260
Viacom Inc.
1.25%, 02/27/15	1,650	1,658,724
2.50%, 12/15/16	1,600	1,653,935
4.25%, 09/01/23 (Call 06/01/23)	2,750	2,773,372
4.50%, 03/01/21[b]	1,750	1,850,514
4.50%, 02/27/42	2,500	2,139,124
5.85%, 09/01/43 (Call 03/01/43)	375	387,612
Walt Disney Co. (The)
1.35%, 08/16/16	3,150	3,205,363
2.35%, 12/01/22	2,250	2,077,698
3.70%, 12/01/42	1,500	1,271,455
3.75%, 06/01/21	3,000	3,120,976
Series E
4.13%, 12/01/41	1,000	916,263
WPP Finance 2010
3.63%, 09/07/22	1,000	961,537
4.75%, 11/21/21	1,200	1,259,877

		149,322,971

65

Schedule of Investments  (Unaudited) (Continued)

iSHARES®CORE TOTAL U.S. BOND MARKET ETF

November 30, 2013

Security	Principal (000s)	Value

METALS & MINING — 0.65%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)[b]	$2,000	$2,043,469
6.15%, 08/15/20	5,250	5,607,696
Barrick Gold Corp.
2.90%, 05/30/16	1,000	1,045,639
3.85%, 04/01/22	3,000	2,707,522
Barrick North America Finance LLC
4.40%, 05/30/21	2,100	2,016,651
5.70%, 05/30/41	3,600	3,073,317
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	4,500	4,529,228
1.63%, 02/24/17	3,000	3,041,341
2.05%, 09/30/18	675	680,619
2.88%, 02/24/22	1,750	1,685,410
3.25%, 11/21/21	3,000	2,980,742
4.13%, 02/24/42	2,000	1,788,454
5.00%, 09/30/43	925	933,019
6.50%, 04/01/19	100	121,306
Cliffs Natural Resources Inc.
4.80%, 10/01/20[b]	2,500	2,475,139
Freeport-McMoRan Copper & Gold Inc.
3.55%, 03/01/22 (Call 12/01/21)	500	465,499
3.88%, 03/15/23 (Call 12/15/22)	450	422,540
5.45%, 03/15/43 (Call 09/15/42)	6,000	5,616,842
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	1,800	1,558,211
5.88%, 04/01/35	250	215,018
6.25%, 10/01/39	3,200	2,840,643
Nordic Investment Bank
2.63%, 10/06/14	5,020	5,121,705
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	2,450	2,405,114
5.85%, 06/01/18[b]	3,660	4,205,893
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	1,000	972,203
Rio Tinto Finance (USA) Ltd.
2.25%, 09/20/16	850	875,145
3.75%, 09/20/21	1,800	1,803,276
5.20%, 11/02/40	800	801,848
9.00%, 05/01/19	8,885	11,693,726
Rio Tinto Finance (USA) PLC
4.13%, 08/21/42 (Call 02/21/42)	1,000	855,751
Southern Copper Corp.
3.50%, 11/08/22	950	876,774
6.75%, 04/16/40	2,500	2,392,139
Teck Resources Ltd.
2.50%, 02/01/18[b]	2,155	2,168,686
4.75%, 01/15/22 (Call 10/15/21)[b]	2,700	2,719,357
5.20%, 03/01/42 (Call 09/01/41)	1,000	860,750
Vale Overseas Ltd.
4.38%, 01/11/22[b]	2,050	1,972,962
6.88%, 11/21/36	8,618	8,809,954
Vale SA
5.63%, 09/11/42[b]	1,250	1,106,280

		95,489,868

Security	Principal (000s)	Value

MULTI-UTILITIES — 0.37%
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	$3,750	$3,554,764
6.13%, 11/15/17	600	697,677
Consolidated Edison Co. of New York Inc.
3.95%, 03/01/43 (Call 09/01/42)	3,500	3,106,503
6.65%, 04/01/19[b]	100	122,056
7.13%, 12/01/18	1,602	1,987,469
Series 08-B
6.75%, 04/01/38	1,000	1,275,742
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	4,500	4,354,099
3.38%, 08/15/23 (Call 05/15/23)	1,050	1,038,189
3.95%, 05/15/43 (Call 11/15/42)	500	447,265
Dominion Resources Inc.
Series A
1.40%, 09/15/17	5,000	4,956,286
Series C
4.05%, 09/15/42 (Call 03/15/42)	2,500	2,154,627
5.15%, 07/15/15	10,783	11,524,721
DTE Energy Co.
3.85%, 12/01/23 (Call 09/01/23)	2,000	2,004,546
Integrys Energy Group Inc.
4.17%, 11/01/20	850	893,107
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	1,750	1,600,327
3.65%, 09/01/42 (Call 03/01/42)	3,100	2,652,668
Puget Sound Energy Inc.
4.43%, 11/15/41 (Call 05/15/41)	3,000	2,893,860
San Diego Gas & Electric Co.
3.95%, 11/15/41	2,000	1,821,915
SCANA Corp.
4.75%, 05/15/21 (Call 02/15/21)	200	207,075
6.25%, 04/01/20	3,000	3,348,878
Sempra Energy
2.30%, 04/01/17	200	204,927
6.50%, 06/01/16	2,452	2,778,037

		53,624,738

MULTILINE RETAIL — 0.14%
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[b]	300	298,536
4.75%, 12/15/23 (Call 09/15/23)	2,250	2,309,257
6.88%, 12/15/37	500	556,410
Macy’s Retail Holdings Inc.
5.90%, 12/01/16	2,700	3,047,763
6.38%, 03/15/37	1,900	2,102,327
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	1,800	1,874,962
4.75%, 05/01/20	1,100	1,198,682
Target Corp.
2.90%, 01/15/22	1,500	1,447,924
7.00%, 01/15/38	6,032	7,697,522

		20,533,383

OFFICE ELECTRONICS — 0.07%
Pitney Bowes Inc.
4.75%, 05/15/18	1,863	1,990,882
5.25%, 01/15/37	1,500	1,590,000

66

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2013

Security	Principal (000s)	Value

Xerox Corp.
2.95%, 03/15/17[b]	$800	$823,577
4.50%, 05/15/21	2,500	2,564,882
6.35%, 05/15/18	2,620	3,026,174

		9,995,515

OIL, GAS & CONSUMABLE FUELS — 1.92%
Anadarko Petroleum Corp.
5.95%, 09/15/16	7,782	8,778,090
6.45%, 09/15/36	1,300	1,503,190
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	3,650	3,612,327
4.75%, 04/15/43 (Call 10/15/42)	3,000	2,924,507
6.00%, 01/15/37	1,000	1,134,053
Boardwalk Pipelines Partners LP
3.38%, 02/01/23 (Call 11/01/22)	3,250	2,991,001
Buckeye Partners LP
2.65%, 11/15/18 (Call 10/15/18)	1,650	1,649,322
4.15%, 07/01/23 (Call 04/01/23)	1,475	1,435,972
4.88%, 02/01/21 (Call 11/01/20)[b]	1,600	1,642,004
Canadian Natural Resources Ltd.
5.70%, 05/15/17	3,918	4,443,349
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)[b]	1,250	1,177,997
5.70%, 10/15/19	4,500	5,204,930
Chevron Corp.
1.72%, 06/24/18 (Call 05/24/18)	3,000	3,007,771
2.36%, 12/05/22 (Call 09/05/22)	3,500	3,207,302
3.19%, 06/24/23 (Call 03/24/23)	2,000	1,948,152
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23[b]	2,000	1,825,920
ConocoPhillips
5.90%, 10/15/32	14,392	16,315,381
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	1,500	1,375,022
DCP Midstream Operating LP
4.95%, 04/01/22 (Call 01/01/22)	1,800	1,831,577
Devon Energy Corp.
4.00%, 07/15/21 (Call 04/15/21)[b]	1,400	1,442,432
4.75%, 05/15/42 (Call 11/15/41)	1,000	925,221
5.60%, 07/15/41 (Call 01/15/41)	900	936,740
6.30%, 01/15/19	5,050	5,930,246
El Paso Pipeline Partners Operating Co. LLC
5.00%, 10/01/21 (Call 07/01/21)	1,000	1,063,702
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)[b]	1,900	1,926,100
5.50%, 09/15/40 (Call 03/15/40)	250	244,416
Series B
7.50%, 04/15/38	330	394,679
Encana Corp.
5.90%, 12/01/17	2,880	3,317,057
6.50%, 02/01/38	2,000	2,221,366
Energy Transfer Partners LP
4.15%, 10/01/20 (Call 08/01/20)	1,675	1,717,436
6.50%, 02/01/42 (Call 08/01/41)	4,000	4,288,523
9.70%, 03/15/19	2,362	3,044,920
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	7,650	7,271,456
4.85%, 08/15/42 (Call 02/15/42)	4,250	3,992,809
EOG Resources Inc.
2.50%, 02/01/16	1,500	1,556,510
2.63%, 03/15/23 (Call 12/15/22)	1,200	1,108,976
4.10%, 02/01/21	1,650	1,745,209

Security	Principal (000s)	Value

EQT Corp.
4.88%, 11/15/21	$2,900	$2,983,266
Hess Corp.
5.60%, 02/15/41[b]	4,800	4,996,116
Husky Energy Inc.
7.25%, 12/15/19	3,350	4,122,948
Kinder Morgan Energy Partners LP
3.50%, 09/01/23 (Call 06/01/23)[b]	1,800	1,680,438
4.15%, 02/01/24[b]	3,250	3,185,833
6.85%, 02/15/20	400	476,785
6.95%, 01/15/38	8,472	9,821,107
Magellan Midstream Partners LP
4.20%, 12/01/42 (Call 06/01/42)	400	348,180
4.25%, 02/01/21	2,000	2,095,268
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	2,000	1,858,198
6.00%, 10/01/17[b]	2,198	2,525,303
Marathon Petroleum Corp.
3.50%, 03/01/16	150	158,102
5.13%, 03/01/21	1,100	1,203,040
6.50%, 03/01/41 (Call 09/01/40)	1,700	1,919,991
Murphy Oil Corp.
3.70%, 12/01/22 (Call 09/01/22)	1,300	1,215,270
5.13%, 12/01/42 (Call 06/01/42)	1,000	861,355
Nexen Energy ULC
6.20%, 07/30/19	2,000	2,343,637
6.40%, 05/15/37	250	285,066
7.50%, 07/30/39	1,000	1,282,447
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	1,500	1,552,641
6.00%, 03/01/41 (Call 09/01/40)	1,300	1,426,493
Occidental Petroleum Corp.
1.75%, 02/15/17	200	203,203
2.50%, 02/01/16	1,000	1,038,552
3.13%, 02/15/22 (Call 11/15/21)[b]	5,225	5,107,194
Series 1
4.10%, 02/01/21 (Call 11/01/20)	1,000	1,060,994
ONEOK Partners LP
2.00%, 10/01/17 (Call 07/01/17)	1,150	1,150,463
3.20%, 09/15/18 (Call 08/15/18)	2,975	3,076,703
6.13%, 02/01/41 (Call 08/01/40)[b]	2,250	2,375,699
Phillips 66
2.95%, 05/01/17	1,700	1,781,281
4.30%, 04/01/22	1,500	1,537,728
5.88%, 05/01/42	2,000	2,163,564
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	2,350	2,368,347
Plains All American Pipeline LP
5.00%, 02/01/21 (Call 11/01/20)	5,350	5,875,055
5.15%, 06/01/42 (Call 12/01/41)[b]	1,050	1,040,210
6.65%, 01/15/37	400	470,643
8.75%, 05/01/19	250	324,434
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	450	452,165
Shell International Finance BV
1.13%, 08/21/17	1,000	995,147
2.00%, 11/15/18	3,850	3,892,052
4.30%, 09/22/19	3,200	3,557,296
6.38%, 12/15/38	5,451	6,690,692
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	3,240	3,378,810
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	1,800	1,807,164

67

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2013

Security	Principal (000s)	Value

Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)[b]	$3,500	$3,136,326
Spectra Energy Partners LP
4.60%, 06/15/21 (Call 03/15/21)	700	725,142
Statoil ASA
1.80%, 11/23/16	1,000	1,028,062
2.45%, 01/17/23	250	229,040
5.10%, 08/17/40	1,500	1,554,867
5.25%, 04/15/19	8,000	9,208,403
Suncor Energy Inc.
6.10%, 06/01/18	1,451	1,704,520
6.50%, 06/15/38	4,720	5,525,922
6.85%, 06/01/39	1,226	1,491,333
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	2,450	2,370,138
7.75%, 06/01/19	2,500	3,015,076
TC Pipelines LP
4.65%, 06/15/21 (Call 03/15/21)	550	556,187
Tennessee Gas Pipeline Co. LLC
7.50%, 04/01/17	1,800	2,119,627
Total Capital International SA
0.75%, 01/25/16	1,350	1,351,905
2.70%, 01/25/23	2,000	1,863,314
2.88%, 02/17/22	1,250	1,204,830
Total Capital SA
2.30%, 03/15/16	1,000	1,035,482
4.45%, 06/24/20	5,000	5,481,311
TransCanada PipeLines Ltd.
0.75%, 01/15/16	1,725	1,723,414
0.88%, 03/02/15	800	802,541
2.50%, 08/01/22	250	230,517
3.80%, 10/01/20	1,000	1,041,381
5.85%, 03/15/36	500	546,478
6.10%, 06/01/40	2,000	2,265,590
6.50%, 08/15/18	250	299,171
7.13%, 01/15/19	1,778	2,186,490
7.63%, 01/15/39	1,524	2,014,399
Valero Energy Corp.
9.38%, 03/15/19	4,270	5,594,555
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	2,000	1,965,383
Williams Companies Inc. (The)
7.88%, 09/01/21	1,850	2,195,602
8.75%, 03/15/32	1,019	1,247,840
Williams Partners LP
4.00%, 11/15/21 (Call 08/15/21)[b]	350	348,996
4.13%, 11/15/20 (Call 08/15/20)	1,450	1,492,644
5.25%, 03/15/20	500	547,733
6.30%, 04/15/40	2,850	3,055,694
7.25%, 02/01/17	2,300	2,677,217
XTO Energy Inc.
5.50%, 06/15/18	2,200	2,569,052

		282,230,727

PAPER & FOREST PRODUCTS — 0.06%
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)[b]	1,100	1,063,237
International Paper Co.
6.00%, 11/15/41 (Call 05/15/41)	1,500	1,618,161
7.95%, 06/15/18	4,520	5,606,115

		8,287,513

Security	Principal (000s)	Value

PERSONAL PRODUCTS — 0.02%
Avon Products Inc.
5.00%, 03/15/23	$3,000	$2,936,066
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	550	499,293

		3,435,359

PHARMACEUTICALS — 0.77%
AbbVie Inc.
1.75%, 11/06/17	3,000	3,025,217
2.00%, 11/06/18	2,650	2,648,902
2.90%, 11/06/22	3,000	2,820,526
4.40%, 11/06/42	3,325	3,038,709
Actavis Inc.
1.88%, 10/01/17[b]	1,100	1,098,219
Allergan Inc.
3.38%, 09/15/20	3,200	3,304,482
AstraZeneca PLC
6.45%, 09/15/37	5,393	6,521,477
Bristol-Myers Squibb Co.
0.88%, 08/01/17	1,400	1,379,316
2.00%, 08/01/22	2,000	1,799,406
3.25%, 11/01/23	1,750	1,700,359
3.25%, 08/01/42	250	197,765
5.45%, 05/01/18	600	694,263
5.88%, 11/15/36	1,540	1,777,305
Eli Lilly and Co.
5.55%, 03/15/37	2,168	2,389,917
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	1,000	1,000,142
5.65%, 05/15/18	2,459	2,861,574
6.38%, 05/15/38	2,000	2,469,194
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	6,750	6,459,341
Johnson & Johnson
2.15%, 05/15/16	1,000	1,038,629
3.55%, 05/15/21	1,300	1,356,961
5.55%, 08/15/17	800	925,783
5.95%, 08/15/37	2,150	2,596,505
Merck & Co. Inc.
1.30%, 05/18/18	1,000	984,200
2.80%, 05/18/23	1,000	940,745
4.15%, 05/18/43	1,000	903,339
5.00%, 06/30/19	7,768	8,909,183
6.00%, 09/15/17	250	291,292
6.55%, 09/15/37	2,750	3,444,472
Novartis Capital Corp.
2.40%, 09/21/22	2,000	1,849,972
2.90%, 04/24/15	5,000	5,176,126
Novartis Securities Investment Ltd.
5.13%, 02/10/19	2,010	2,308,729
Pfizer Inc.
1.50%, 06/15/18	4,000	3,986,247
4.30%, 06/15/43	5,000	4,671,901
6.20%, 03/15/19	7,970	9,593,481
7.20%, 03/15/39	1,000	1,337,763
Sanofi
1.25%, 04/10/18	2,400	2,360,898
1.63%, 03/28/14[b]	500	502,100
2.63%, 03/29/16	500	521,665
4.00%, 03/29/21	1,600	1,689,146

68

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2013

Security	Principal (000s)	Value

Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	$1,200	$1,238,192
Series 2
3.65%, 11/10/21	1,850	1,809,695
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	410	423,320
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	1,700	1,662,963
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20[b]	2,250	2,134,403
Watson Pharmaceuticals Inc.
6.13%, 08/15/19	600	700,404
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	2,725	2,560,887
4.70%, 02/01/43 (Call 08/01/42)	2,450	2,270,506

		113,375,621

PROFESSIONAL SERVICES — 0.02%
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)[b]	1,000	973,345
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	1,750	1,629,740
Verisk Analytics Inc.
4.13%, 09/12/22	700	679,002

		3,282,087

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.52%
American Tower Corp.
3.40%, 02/15/19	1,750	1,778,488
3.50%, 01/31/23	1,150	1,054,417
4.50%, 01/15/18	1,550	1,670,749
4.63%, 04/01/15	1,000	1,036,712
4.70%, 03/15/22	1,400	1,410,208
AvalonBay Communities Inc.
3.95%, 01/15/21 (Call 10/15/20)	450	462,874
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	5,000	4,633,239
3.70%, 11/15/18 (Call 08/15/18)	1,000	1,065,752
3.80%, 02/01/24 (Call 11/01/23)	500	487,911
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/01/22)[b]	3,100	2,841,723
5.25%, 03/15/21 (Call 12/15/20)[b]	1,500	1,555,717
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	1,750	1,677,786
ERP Operating LP
4.75%, 07/15/20 (Call 04/15/20)	4,900	5,321,937
HCP Inc.
2.70%, 02/01/14[b]	400	401,281
3.75%, 02/01/16	200	211,342
5.38%, 02/01/21 (Call 11/03/20)	5,650	6,206,264
Health Care REIT Inc.
3.63%, 03/15/16	200	208,862
4.13%, 04/01/19 (Call 01/01/19)	1,600	1,706,296
4.95%, 01/15/21 (Call 10/15/20)	2,200	2,350,493
5.13%, 03/15/43 (Call 09/15/42)	850	779,649
6.50%, 03/15/41 (Call 09/15/40)	1,000	1,092,509
Healthcare Realty Trust Inc.
5.75%, 01/15/21	1,100	1,208,056
Highwoods Realty LP
3.63%, 01/15/23 (Call 10/15/22)	1,500	1,392,798

Security	Principal (000s)	Value

Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	$2,400	$2,433,322
Host Hotels & Resorts LP Series D
3.75%, 10/15/23 (Call 07/15/23)	625	585,930
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	3,000	3,273,488
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	1,000	1,050,980
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	700	771,153
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)[b]	1,625	1,469,526
4.70%, 03/15/21 (Call 12/15/20)	300	306,625
ProLogis LP
4.50%, 08/15/17	1,800	1,937,262
6.88%, 03/15/20 (Call 12/16/19)	1,400	1,643,639
Simon Property Group LP
4.75%, 03/15/42 (Call 09/15/41)	1,500	1,474,058
5.10%, 06/15/15	6,668	7,108,836
5.65%, 02/01/20 (Call 11/01/19)	3,100	3,551,276
UDR Inc.
4.25%, 06/01/18	1,550	1,665,541
4.63%, 01/10/22 (Call 10/10/21)	1,500	1,559,860
Ventas Realty LP/Ventas Capital Corp.
3.13%, 11/30/15	750	778,862
4.25%, 03/01/22 (Call 12/01/21)	2,200	2,231,671
4.75%, 06/01/21 (Call 03/01/21)	500	531,005
Vornado Realty Trust
5.00%, 01/15/22	500	525,777
Weyerhaeuser Co.
6.88%, 12/15/33	740	866,222
7.38%, 03/15/32	1,975	2,420,918

		76,741,014

ROAD & RAIL — 0.32%
Burlington Northern Santa Fe Corp.
3.05%, 09/01/22 (Call 06/01/22)	1,650	1,565,374
3.85%, 09/01/23 (Call 06/01/23)	3,000	2,987,212
4.70%, 10/01/19	3,600	4,019,274
6.15%, 05/01/37	3,403	3,870,936
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	800	732,843
2.85%, 12/15/21 (Call 09/15/21)	950	927,096
5.55%, 03/01/19	3,600	4,177,539
Canadian Pacific Railway Co.
7.13%, 10/15/31	2,250	2,710,503
CSX Corp.
6.00%, 10/01/36	5,832	6,514,768
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	3,700	3,545,851
3.25%, 12/01/21 (Call 09/01/21)	2,000	1,973,305
4.84%, 10/01/41[b]	3,907	3,803,756
Ryder System Inc.
2.50%, 03/01/17 (Call 02/01/17)	1,300	1,320,386
2.50%, 03/01/18 (Call 02/01/18)	1,750	1,762,736
3.50%, 06/01/17	700	734,143
3.60%, 03/01/16	1,000	1,036,045
Union Pacific Corp.
4.00%, 02/01/21 (Call 11/01/20)[b]	2,250	2,369,946
4.25%, 04/15/43 (Call 10/15/42)[b]	2,475	2,237,023
4.75%, 09/15/41 (Call 03/15/41)	1,000	982,855
6.15%, 05/01/37	250	288,174

		47,559,765

69

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2013

Security	Principal (000s)	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.16%
Altera Corp.
2.50%, 11/15/18	$1,500	$1,492,437
Analog Devices Inc.
3.00%, 04/15/16	650	677,375
Applied Materials Inc.
2.65%, 06/15/16	250	260,676
4.30%, 06/15/21	800	837,091
5.85%, 06/15/41	750	780,059
Broadcom Corp.
2.38%, 11/01/15	150	154,601
2.50%, 08/15/22[b]	1,750	1,601,960
2.70%, 11/01/18	900	927,700
Intel Corp.
1.35%, 12/15/17	2,000	1,995,400
1.95%, 10/01/16	950	984,239
2.70%, 12/15/22	1,000	927,971
3.30%, 10/01/21	7,500	7,503,739
Maxim Integrated Products Inc.
2.50%, 11/15/18	950	948,734
Texas Instruments Inc.
0.45%, 08/03/15	1,000	999,668
2.38%, 05/16/16	2,700	2,811,803

		22,903,453

SOFTWARE — 0.23%
Autodesk Inc.
1.95%, 12/15/17	875	864,958
CA Inc.
4.50%, 08/15/23 (Call 05/15/23)	2,210	2,211,197
Intuit Inc.
5.75%, 03/15/17[b]	1,000	1,115,000
Microsoft Corp.
2.38%, 05/01/23 (Call 02/01/23)[b]	200	182,044
4.00%, 02/08/21[b]	3,750	4,005,104
4.20%, 06/01/19	3,010	3,346,846
4.50%, 10/01/40	1,850	1,762,976
Oracle Corp.
2.50%, 10/15/22	4,000	3,687,759
5.00%, 07/08/19	1,000	1,137,277
5.25%, 01/15/16	8,307	9,112,184
5.38%, 07/15/40	5,000	5,355,713
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	1,500	1,538,828

		34,319,886

SPECIALTY RETAIL — 0.21%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	250	250,963
4.50%, 12/01/23 (Call 09/01/23)	1,000	1,003,017
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)[b]	1,000	919,879
3.70%, 04/15/22 (Call 01/15/22)	500	487,929
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	1,450	1,609,961
Home Depot Inc. (The)
3.75%, 02/15/24 (Call 11/15/23)	1,500	1,507,272

Security	Principal (000s)	Value

4.20%, 04/01/43 (Call 10/01/42)	$3,300	$3,009,814
5.40%, 03/01/16	3,112	3,438,378
5.95%, 04/01/41 (Call 10/01/40)	2,650	3,078,660
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	1,750	1,767,612
3.75%, 04/15/21 (Call 01/15/21)	2,000	2,086,070
3.80%, 11/15/21 (Call 08/15/21)	650	675,233
5.13%, 11/15/41 (Call 05/15/41)[b]	2,000	2,063,277
5.80%, 04/15/40 (Call 10/15/39)	2,000	2,226,422
O’Reilly Automotive Inc.
3.85%, 06/15/23 (Call 03/15/23)	1,750	1,692,574
4.63%, 09/15/21 (Call 06/15/21)	1,100	1,153,648
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)[b]	3,000	2,882,573
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	975	897,649
6.95%, 04/15/19	100	121,124

		30,872,055

TEXTILES, APPAREL & LUXURY GOODS — 0.03%
Cintas Corp. No. 2
2.85%, 06/01/16	650	674,806
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)[b]	3,350	3,069,209
VF Corp.
3.50%, 09/01/21 (Call 06/21/21)	400	401,544

		4,145,559

TOBACCO — 0.26%
Altria Group Inc.
4.50%, 05/02/43[b]	3,000	2,638,696
4.75%, 05/05/21	3,450	3,715,274
5.38%, 01/31/44	1,310	1,300,171
9.70%, 11/10/18	7,394	9,919,977
Lorillard Tobacco Co.
2.30%, 08/21/17[b]	1,650	1,671,284
3.50%, 08/04/16[b]	450	476,016
6.88%, 05/01/20[b]	600	698,878
7.00%, 08/04/41[b]	550	595,971
Philip Morris International Inc.
2.50%, 05/16/16	1,500	1,562,932
2.50%, 08/22/22	2,800	2,562,685
3.60%, 11/15/23	555	547,114
4.13%, 05/17/21	2,500	2,624,873
4.38%, 11/15/41	2,000	1,814,579
4.50%, 03/20/42	1,000	925,549
5.65%, 05/16/18	1,976	2,299,695
Reynolds American Inc.
3.25%, 11/01/22	1,350	1,254,228
6.75%, 06/15/17[b]	3,118	3,617,055

		38,224,977

TRADING COMPANIES & DISTRIBUTORS — 0.05%
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)	4,145	4,171,546
GATX Corp.
2.50%, 03/15/19	755	755,429
3.50%, 07/15/16[b]	1,000	1,037,502
4.85%, 06/01/21[b]	600	621,265

		6,585,742

70

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2013

Security	Principal (000s)	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.26%
America Movil SAB de CV
2.38%, 09/08/16	$700	$718,590
3.13%, 07/16/22[b]	4,850	4,545,467
4.38%, 07/16/42[b]	250	207,676
5.00%, 03/30/20	7,000	7,615,186
6.13%, 03/30/40	2,150	2,284,673
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	450	578,527
Rogers Communications Inc.
5.45%, 10/01/43 (Call 04/01/43)	1,750	1,751,474
6.80%, 08/15/18	3,200	3,840,381
Vodafone Group PLC
2.50%, 09/26/22	2,900	2,576,849
2.95%, 02/19/23	2,000	1,827,424
4.38%, 02/19/43	4,000	3,403,800
5.63%, 02/27/17	8,107	9,149,533

		38,499,580

TOTAL CORPORATE BONDS & NOTES (Cost: $3,326,828,484)		3,416,350,443

FOREIGN AGENCY OBLIGATIONS[f] — 2.16%

AUSTRIA — 0.04%
Oesterreichische Kontrollbank AG
1.13%, 05/29/18[b]	5,300	5,242,298

		5,242,298

BRAZIL — 0.20%
Petrobras Global Finance BV
3.00%, 01/15/19[b]	250	237,745
4.38%, 05/20/23	5,000	4,539,960
Petrobras International Finance Co.
2.88%, 02/06/15	3,000	3,040,283
3.50%, 02/06/17[b]	3,000	3,050,684
3.88%, 01/27/16	4,400	4,550,340
5.38%, 01/27/21	2,100	2,101,409
5.75%, 01/20/20[b]	6,180	6,424,456
6.75%, 01/27/41	3,250	3,097,108
7.88%, 03/15/19	2,548	2,956,455

		29,998,440

CANADA — 0.39%
British Columbia (Province of)
2.10%, 05/18/16	3,000	3,119,179
2.65%, 09/22/21	2,000	1,988,523
Export Development Canada
0.75%, 12/15/17[b]	3,000	2,966,235
Hydro-Quebec
2.00%, 06/30/16	6,450	6,668,245
Manitoba (Province of)
1.13%, 06/01/18[b]	2,400	2,373,840
Ontario (Province of)
1.20%, 02/14/18	2,500	2,482,107
2.00%, 09/27/18	4,000	4,063,363

Security	Principal (000s)	Value

2.30%, 05/10/16	$8,650	$9,002,353
2.70%, 06/16/15	5,000	5,180,738
2.95%, 02/05/15	950	979,489
3.00%, 07/16/18	3,100	3,297,199
3.15%, 12/15/17[b]	3,000	3,221,423
4.40%, 04/14/20[b]	400	445,877
Quebec (Province of)
7.50%, 09/15/29	8,977	12,204,796

		57,993,367

COLOMBIA — 0.04%
Ecopetrol SA
7.38%, 09/18/43	5,000	5,437,500

		5,437,500

GERMANY — 0.71%
FMS Wertmanagement AoeR
1.13%, 10/14/16[b]	5,000	5,062,795
KfW
0.88%, 09/05/17	4,700	4,686,009
1.00%, 01/12/15	22,450	22,636,324
1.25%, 02/15/17	5,250	5,340,977
2.00%, 10/04/22	2,750	2,575,663
2.13%, 01/17/23	14,250	13,391,839
2.63%, 02/16/16	5,500	5,768,278
2.63%, 01/25/22	6,300	6,271,068
2.75%, 09/08/20	11,150	11,471,564
4.88%, 06/17/19	6,020	7,004,640
Series G
4.38%, 03/15/18	5,215	5,888,376
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16[b]	12,582	14,160,448

		104,257,981

JAPAN — 0.09%
Japan Bank for International Cooperation
1.75%, 07/31/18	3,200	3,219,121
Japan Finance Corp.
2.13%, 02/07/19[b]	5,000	5,072,191
2.50%, 05/18/16	4,400	4,605,031

		12,896,343

MEXICO — 0.16%
Pemex Project Funding Master Trust
5.75%, 03/01/18	5,020	5,591,025
Petroleos Mexicanos
3.50%, 01/30/23	1,000	907,500
4.88%, 01/24/22[b]	4,800	4,920,000
6.50%, 06/02/41	6,875	6,943,750
8.00%, 05/03/19[b]	4,520	5,469,200

		23,831,475

SOUTH KOREA — 0.14%
Export-Import Bank of Korea (The)
1.75%, 02/27/18	5,000	4,909,672
2.88%, 09/17/18	4,000	4,085,775
5.00%, 04/11/22	250	276,163

71

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2013

Security	Principal (000s)	Value

Korea Development Bank (The)
1.50%, 01/22/18	$1,300	$1,266,252
3.25%, 03/09/16	5,000	5,202,304
3.50%, 08/22/17	3,300	3,480,610
Korea Finance Corp.
4.63%, 11/16/21	1,500	1,609,599

		20,830,375

SUPRANATIONAL — 0.34%
Asian Development Bank
0.50%, 06/20/16	6,000	6,007,455
1.38%, 03/23/20	4,500	4,320,738
1.75%, 03/21/19	400	402,807
2.50%, 03/15/16	5,250	5,496,241
2.63%, 02/09/15	2,620	2,692,640
2.75%, 05/21/14	4,033	4,080,807
Inter-American Development Bank
0.88%, 03/15/18	4,250	4,192,333
1.38%, 10/18/16	5,000	5,112,935
1.38%, 07/15/20	2,200	2,094,489
2.25%, 07/15/15	6,500	6,708,410
3.88%, 10/28/41	3,000	2,770,854
Series E
3.88%, 09/17/19[b]	5,000	5,551,285

		49,430,994

SWEDEN — 0.05%
Svensk Exportkredit AB
0.63%, 05/31/16	1,767	1,768,272
1.13%, 04/05/18	6,000	5,926,774

		7,695,046

TOTAL FOREIGN AGENCY OBLIGATIONS (Cost: $313,944,085)		317,613,819

FOREIGN GOVERNMENT OBLIGATIONS[f] — 1.49%

BRAZIL — 0.24%
Brazil (Federative Republic of)
4.25%, 01/07/25[b]	1,590	1,496,985
4.88%, 01/22/21[b]	4,200	4,452,000
5.88%, 01/15/19[b]	2,760	3,128,460
7.13%, 01/20/37	7,592	8,704,228
8.00%, 01/15/18	8,169	9,116,045
10.13%, 05/15/27	5,750	8,682,500

		35,580,218

CANADA — 0.05%
Canada (Government of)
0.88%, 02/14/17[b]	6,650	6,697,033
2.38%, 09/10/14	1,000	1,017,090

		7,714,123

CHILE — 0.03%
Chile (Republic of)
3.25%, 09/14/21	4,050	4,050,000

		4,050,000

Security	Principal (000s)	Value

COLOMBIA — 0.10%
Colombia (Republic of)
4.38%, 07/12/21[b]	$4,200	$4,347,000
6.13%, 01/18/41	2,000	2,125,000
7.38%, 01/27/17	1,500	1,740,000
7.38%, 03/18/19	2,000	2,410,000
7.38%, 09/18/37	2,500	3,043,750
8.25%, 12/22/14	1,000	1,070,000

		14,735,750

ISRAEL — 0.04%
Israel (State of)
4.50%, 01/30/43[b]	2,000	1,800,000
5.13%, 03/26/19[b]	3,000	3,435,000

		5,235,000

ITALY — 0.13%
Italy (Republic of)
5.25%, 09/20/16[b]	12,542	13,647,344
6.88%, 09/27/23	5,000	6,003,596

		19,650,940

MEXICO — 0.23%
United Mexican States
3.63%, 03/15/22[b]	9,900	9,776,250
4.75%, 03/08/44[b]	7,500	6,618,750
5.13%, 01/15/20[b]	2,450	2,713,375
5.63%, 01/15/17	7,302	8,149,031
6.75%, 09/27/34[b]	5,168	6,059,480

		33,316,886

PANAMA — 0.04%
Panama (Republic of)
6.70%, 01/26/36	5,100	5,724,750
7.25%, 03/15/15	458	499,220

		6,223,970

PERU — 0.08%
Peru (Republic of)
6.55%, 03/14/37	2,000	2,270,000
7.13%, 03/30/19[b]	4,955	5,958,388
8.75%, 11/21/33	2,500	3,506,250

		11,734,638

PHILIPPINES — 0.14%
Philippines (Republic of the)
4.00%, 01/15/21	5,000	5,212,500
6.38%, 10/23/34	10,000	11,900,001
8.38%, 06/17/19	3,000	3,832,500

		20,945,001

POLAND — 0.09%
Poland (Republic of)
3.88%, 07/16/15	2,650	2,778,154

72

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2013

Security	Principal (000s)	Value

5.00%, 03/23/22	$6,075	$6,512,096
6.38%, 07/15/19[b]	3,000	3,518,130

		12,808,380

SOUTH AFRICA — 0.04%
South Africa (Republic of)
5.50%, 03/09/20[b]	3,400	3,636,742
6.25%, 03/08/41[b]	2,000	2,051,220

		5,687,962

SOUTH KOREA — 0.03%
Korea (Republic of)
7.13%, 04/16/19	3,000	3,728,097

		3,728,097

TURKEY — 0.22%
Turkey (Republic of)
3.25%, 03/23/23	10,000	8,581,301
4.88%, 04/16/43	10,000	8,031,300
6.25%, 09/26/22	8,000	8,543,040
6.75%, 04/03/18	5,000	5,559,400
7.25%, 03/05/38	2,000	2,176,300

		32,891,341

URUGUAY — 0.03%
Uruguay (Republic of)
4.13%, 11/20/45[b]	2,400	1,836,000
4.50%, 08/14/24	3,000	3,000,000

		4,836,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $225,741,961)		219,138,306

MUNICIPAL DEBT OBLIGATIONS — 0.91%

ARIZONA — 0.00%
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues BAB
4.84%, 01/01/41	175	178,491

		178,491

CALIFORNIA — 0.33%
Bay Area Toll Authority RB Highway Revenue Tolls BAB
6.26%, 04/01/49	850	1,051,688
Series S1
7.04%, 04/01/50	2,500	3,172,025
County of Sonoma RB Miscellaneous Revenue Series A
6.00%, 12/01/29 (GTD)	2,000	1,989,000
East Bay Municipal Utility District RB Water Revenue BAB Series B
5.87%, 06/01/40	4,000	4,671,040
Los Angeles Community College District GO BAB
6.75%, 08/01/49	2,000	2,587,620
Los Angeles County Public Works Financing Authority RB Lease Abatement BAB
7.62%, 08/01/40	900	1,077,327

Security	Principal (000s)	Value

Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue BAB Series A
5.74%, 06/01/39	$815	$888,399
Los Angeles Department of Water & Power RB Electric Power & Light Revenues BAB
6.57%, 07/01/45	1,600	2,019,904
Series A
5.72%, 07/01/39	1,000	1,116,480
Los Angeles Department of Water & Power RB Water Revenue BAB
6.60%, 07/01/50	325	418,184
Los Angeles Unified School District GO BAB
5.75%, 07/01/34	1,000	1,130,110
6.76%, 07/01/34	1,250	1,571,312
Orange County Local Transportation Authority RB Sales Tax Revenue Series A
6.91%, 02/15/41	650	801,275
San Francisco City & County Public Utilities Commission RB Water Revenue BAB
6.00%, 11/01/40	2,500	2,915,250
Santa Clara Valley Transportation Authority RB Sales Tax Revenue BAB
5.88%, 04/01/32	925	1,023,281
State of California GO
5.95%, 04/01/16	7,127	7,949,670
State of California GO BAB
7.30%, 10/01/39	7,000	9,069,200
7.55%, 04/01/39	1,000	1,343,340
7.70%, 11/01/30 (Call 11/01/20)	500	585,430
University of California Regents RB College & University Revenue BAB
5.77%, 05/15/43	1,000	1,130,610
5.95%, 05/15/45	900	1,019,385
University of California Regents RB Medical Center Pooled Revenue BAB Series F
6.58%, 05/15/49	1,000	1,171,760

		48,702,290

COLORADO — 0.01%
Denver City & County School District No. 1 COP Lease Appropriation Series B
4.24%, 12/15/37	600	548,856
Regional Transportation District RB Sales Tax Revenue BAB Series B
5.84%, 11/01/50	500	597,000

		1,145,856

CONNECTICUT — 0.01%
State of Connecticut GO Series A
5.85%, 03/15/32	1,500	1,658,205

		1,658,205

GEORGIA — 0.01%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB
Project J, Series 2010A
6.64%, 04/01/57	1,000	1,078,480
Project M, Series 2010A
6.66%, 04/01/57	750	803,865
Project P, Series 2010A
7.06%, 04/01/57	300	305,541

		2,187,886

73

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2013

Security	Principal (000s)	Value

ILLINOIS — 0.13%
Chicago Board of Education GO Series C
6.32%, 11/01/29	$500	$476,765
Chicago Transit Authority RB Sales Tax Revenue Series A
6.90%, 12/01/40	2,000	2,316,520
City of Chicago GO Series C
7.78%, 01/01/35	400	441,776
City of Chicago RB Port Airport & Marina Revenue BAB Series B
6.40%, 01/01/40	500	565,965
City of Chicago RB Water Revenue BAB Series B
6.74%, 11/01/40	300	332,643
State of Illinois GO
4.42%, 01/01/15	1,250	1,288,638
5.10%, 06/01/33	9,233	8,426,313
5.37%, 03/01/17	2,500	2,705,025
5.88%, 03/01/19	2,450	2,654,697

		19,208,342

INDIANA — 0.01%
Indianapolis Local Public Improvement Bond Bank RB Miscellaneous Revenue BAB Series B-2
6.12%, 01/15/40	1,000	1,179,540

		1,179,540

MARYLAND — 0.01%
Maryland State Transportation Authority RB Transit Revenue BAB
5.89%, 07/01/43	1,500	1,720,905

		1,720,905
MASSACHUSETTS — 0.02%
Commonwealth of Massachusetts GO BAB
Series E
4.20%, 12/01/21	400	430,264
5.46%, 12/01/39	1,000	1,097,520
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue Series A
5.73%, 06/01/40	1,400	1,623,902

		3,151,686

MISSISSIPPI — 0.01%
State of Mississippi GO
5.25%, 11/01/34	1,000	1,073,110

		1,073,110

MISSOURI — 0.01%
Missouri Highway & Transportation Commission RB Highway Revenue Tolls BAB
5.45%, 05/01/33	1,050	1,152,207

		1,152,207

Security	Principal (000s)	Value

NEW JERSEY — 0.07%
New Jersey Economic Development Authority RB Lease Appropriation Series B
0.00%, 02/15/21 (AGM)	$1,000	$742,020
New Jersey Economic Development Authority RB Lease Appropriation Series B
0.00%, 02/15/19 (AGM)	500	421,245
New Jersey Economic Development Authority RB Miscellaneous Revenue Series A
7.43%, 02/15/29 (NPFGC)	1,500	1,832,055
New Jersey State Turnpike Authority RB Miscellaneous Revenue BAB Series F
7.41%, 01/01/40	3,044	4,109,522
New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB
Series C
5.75%, 12/15/28	1,660	1,826,780
6.10%, 12/15/28 (Call 12/15/20)	1,000	1,081,780
Rutgers - State University of New Jersey RB College & University Revenue BAB
5.67%, 05/01/40 (GOI)	900	1,003,293

		11,016,695

NEW YORK — 0.12%
City of New York GO BAB Series C-1
5.52%, 10/01/37	1,000	1,062,850
Metropolitan Transportation Authority RB Transit Revenue BAB
7.34%, 11/15/39	1,790	2,380,360
Series C-1
6.69%, 11/15/40	1,000	1,189,480
Series E
6.81%, 11/15/40	500	601,945
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.72%, 06/15/42	2,645	3,028,948
New York City Transitional Finance Authority RB Sales Tax Revenue BAB
5.51%, 08/01/37	1,000	1,105,560
New York State Dormitory Authority RB Income Tax Revenue BAB Series D
5.60%, 03/15/40	1,500	1,689,060
New York State Urban Development Corp. RB State Personal Income Tax BAB
5.77%, 03/15/39	940	1,064,954
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.93%, 10/01/51 (GOI)	2,000	1,953,740
5.65%, 11/01/40 (GOI)	2,205	2,436,525
State of New York GO BAB
5.97%, 03/01/36	1,250	1,400,888

		17,914,310

OHIO — 0.03%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues BAB
5.94%, 02/15/47	1,300	1,324,778
Series E
6.27%, 02/15/50	1,200	1,262,388
Northeast Ohio Regional Sewer District RB Sewer Revenue BAB
6.04%, 11/15/40 (Call 11/15/20)	900	953,874
Ohio State University (The) RB General Receipts Revenue BAB
4.91%, 06/01/40	535	562,702

		4,103,742

74

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2013

Security	Principal (000s)	Value

PENNSYLVANIA — 0.03%
Commonwealth of Pennsylvania GO BAB Series B
4.65%, 02/15/26	$2,500	$2,631,250
Pennsylvania Turnpike Commission RB Highway Revenue Tolls BAB Series B
5.51%, 12/01/45	1,000	1,079,080

		3,710,330

TEXAS — 0.10%
City of San Antonio RB Electric Power & Light Revenues Series C
5.99%, 02/01/39	1,000	1,194,760
Dallas Area Rapid Transit RB Sales Tax Revenue BAB
4.92%, 12/01/41	1,285	1,322,946
5.02%, 12/01/48	500	525,500
Dallas Convention Center Hotel Development Corp. RB Hotel Occupancy Tax BAB
7.09%, 01/01/42	700	809,515
State of Texas GO BAB
Series A
4.63%, 04/01/33	1,200	1,219,416
4.68%, 04/01/40	2,000	2,025,640
Texas State Transportation Commission RB Highway Revenue Tolls BAB Series B
5.18%, 04/01/30	5,000	5,435,550
University of Texas System Board of Regents RB College & University Revenue BAB Series C
4.79%, 08/15/46	1,500	1,534,035

		14,067,362

UTAH — 0.00%
State of Utah GO BAB Series B
3.54%, 07/01/25	500	500,245

		500,245

WASHINGTON — 0.01%
State of Washington GO BAB
5.14%, 08/01/40	1,000	1,054,950

		1,054,950

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $125,297,002)		133,726,152

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 69.69%

MORTGAGE-BACKED SECURITIES — 29.50%
Federal Home Loan Mortgage Corp.
2.50%, 02/01/28	9,422	9,443,473
2.50%, 12/01/28[g]	75,913	75,913,462
2.50%, 12/01/43[g]	11,500	10,522,500
2.61%, 01/01/42[a]	2,418	2,515,238
2.65%, 12/01/38[a]	7,896	8,381,208
2.93%, 05/01/42[a]	2,957	3,032,391
2.95%, 09/01/41[a]	4,310	4,507,686
3.00%, 04/01/27	2,242	2,310,278
3.00%, 05/01/27	16,186	16,666,658

Security	Principal (000s)	Value

3.00%, 06/01/27	$14,786	$15,220,407
3.00%, 07/01/27	523	538,221
3.00%, 08/01/27	1,660	1,709,702
3.00%, 09/01/27	7,026	7,235,064
3.00%, 11/01/27	2,394	2,465,854
3.00%, 12/01/27	1,630	1,679,073
3.00%, 01/01/28	962	990,547
3.00%, 12/01/28[g]	15,006	15,437,560
3.00%, 05/01/33	8,237	8,137,699
3.00%, 12/01/42	50,161	48,253,343
3.00%, 01/01/43	26,530	25,521,158
3.00%, 02/01/43	22,588	21,729,141
3.00%, 04/01/43	42,567	40,948,163
3.00%, 12/01/43[g]	22,360	21,486,122
3.01%, 11/01/40[a]	7,031	7,402,329
3.12%, 11/01/40[a]	4,424	4,657,921
3.26%, 08/01/41[a]	4,005	4,193,397
3.32%, 11/01/40[a]	8,026	8,443,801
3.44%, 11/01/41[a]	11,659	12,281,162
3.50%, 11/01/25	14,391	15,120,542
3.50%, 03/01/26	10,480	11,011,953
3.50%, 06/01/26	3,016	3,168,734
3.50%, 12/01/28[g]	95,769	97,581,680
3.50%, 03/01/32	4,971	5,113,952
3.50%, 10/01/42	55,353	55,759,256
3.50%, 11/01/42	3,180	3,203,467
3.50%, 05/01/43	26,501	26,698,365
3.50%, 06/01/43	4,083	4,114,413
4.00%, 05/01/25	1,942	2,058,655
4.00%, 10/01/25	10,696	11,341,840
4.00%, 02/01/26	6,605	7,007,190
4.00%, 05/01/26	8,424	8,936,088
4.00%, 12/01/28[g]	853	904,713
4.00%, 01/01/41	38,449	39,984,636
4.00%, 02/01/41	9,394	9,769,142
4.00%, 03/01/41	8,992	9,350,302
4.00%, 09/01/41	16,598	17,299,091
4.00%, 11/01/41	3,985	4,144,734
4.00%, 12/01/41	2,398	2,494,452
4.00%, 01/01/42	6,509	6,770,677
4.00%, 02/01/42	11,560	12,042,884
4.00%, 03/01/42	3,274	3,404,828
4.00%, 06/01/42	10,637	11,062,603
4.00%, 12/01/43[g]	15,000	15,600,000
4.50%, 04/01/22	7,128	7,569,327
4.50%, 05/01/23	4,031	4,271,798
4.50%, 07/01/24	3,070	3,292,467
4.50%, 08/01/24	697	747,850
4.50%, 09/01/24	1,808	1,939,037
4.50%, 10/01/24	1,728	1,852,550
4.50%, 08/01/30	12,378	13,248,624
4.50%, 03/01/39	9,665	10,314,612
4.50%, 05/01/39	10,036	10,716,200
4.50%, 06/01/39	10,870	11,592,257
4.50%, 09/01/39	4,072	4,342,659
4.50%, 10/01/39	16,560	17,659,851
4.50%, 11/01/39	3,496	3,726,886
4.50%, 12/01/39	9,369	9,990,511
4.50%, 01/01/40	1,907	2,033,182
4.50%, 08/01/40	13,712	14,620,283
4.50%, 11/01/40	24,465	26,093,548
4.50%, 02/01/41	4,724	5,037,582
4.50%, 05/01/41	18,331	19,768,271

75

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2013

Security	Principal (000s)	Value

4.50%, 12/01/43[g]	$9,900	$10,545,047
5.00%, 12/01/24	11,006	11,727,517
5.00%, 08/01/25	7,651	8,369,942
5.00%, 06/01/26	1,688	1,828,588
5.00%, 06/01/33	3,045	3,305,684
5.00%, 12/01/33	9,876	10,728,349
5.00%, 07/01/35	11,785	12,776,229
5.00%, 01/01/36	6,419	6,939,798
5.00%, 01/01/37	766	829,397
5.00%, 02/01/37	651	704,884
5.00%, 02/01/38	3,449	3,732,992
5.00%, 03/01/38	26,716	28,808,395
5.00%, 12/01/38	3,542	3,818,668
5.00%, 08/01/40	4,610	5,102,472
5.00%, 09/01/40	16,367	17,748,677
5.00%, 08/01/41	4,358	4,735,664
5.00%, 12/01/43[g]	2,000	2,159,063
5.50%, 10/01/23	2,593	2,826,258
5.50%, 09/01/24	279	304,079
5.50%, 02/01/34	11,624	12,743,526
5.50%, 05/01/35	7,872	8,570,961
5.50%, 06/01/35	4,933	5,366,559
5.50%, 05/01/36	7,136	7,752,265
5.50%, 07/01/36	13,478	14,633,571
5.50%, 03/01/38	8,838	9,577,396
5.50%, 04/01/38	2,596	2,828,762
5.50%, 01/01/39	4,564	4,970,156
5.50%, 11/01/39	6,241	6,826,160
6.00%, 10/01/36	4,849	5,398,454
6.00%, 02/01/37	5,797	6,371,400
6.00%, 11/01/37	19,650	21,564,630
6.00%, 09/01/38	345	378,287
Federal National Mortgage Association
1.83%, 02/01/36[a]	7,159	7,441,449
2.45%, 02/01/42[a]	3,475	3,584,802
2.50%, 05/01/27	11,216	11,239,839
2.50%, 10/01/27	11,139	11,162,555
2.50%, 11/01/27	24,726	24,777,693
2.50%, 02/01/28	74	73,966
2.50%, 12/01/28[g]	106,786	106,669,331
2.50%, 12/01/43[g]	8,000	7,362,500
2.78%, 08/01/41[a]	6,402	6,651,797
2.80%, 04/01/38[a]	5,008	5,344,141
2.94%, 10/01/41[a]	5,398	5,640,846
3.00%, 01/01/27	20,934	21,596,589
3.00%, 06/01/27	16,476	17,000,171
3.00%, 07/01/27	11,619	11,989,131
3.00%, 08/01/27	7,785	8,033,332
3.00%, 11/01/27	22,980	23,713,351
3.00%, 12/01/28[g]	50,400	51,990,750
3.00%, 05/01/33	2,119	2,119,734
3.00%, 11/01/42	27,369	26,434,590
3.00%, 12/01/42	78,125	75,457,428
3.00%, 05/01/43	2,810	2,713,942
3.00%, 12/01/43[g]	225,800	217,932,281
3.50%, 02/01/26	13,954	14,714,525
3.50%, 12/01/28[g]	66,263	69,834,990
3.50%, 01/01/32	7,200	7,410,866
3.50%, 02/01/32	7,882	8,113,299
3.50%, 01/01/42	1,999	2,016,602
3.50%, 05/01/42	4,486	4,528,606
3.50%, 06/01/42	43,552	43,943,770
3.50%, 10/01/42	30,024	30,293,802

Security	Principal (000s)	Value

3.50%, 12/01/42	$16,939	$17,093,264
3.50%, 01/01/43	43,991	44,398,028
3.50%, 02/01/43	21,481	21,674,292
3.50%, 05/01/43	39,175	39,527,213
3.50%, 06/01/43	23,216	23,425,026
3.50%, 12/01/43[g]	73,960	74,607,150
3.62%, 05/01/40[a]	6,569	6,979,763
4.00%, 10/01/25	23,498	25,041,826
4.00%, 11/01/25	1,855	1,974,793
4.00%, 03/01/26	4,276	4,556,389
4.00%, 06/01/26	5,893	6,281,274
4.00%, 09/01/26	2,701	2,878,443
4.00%, 12/01/28[g]	217	230,766
4.00%, 12/01/30	8,273	8,754,019
4.00%, 01/01/31	2,875	3,042,737
4.00%, 02/01/31	2,681	2,836,951
4.00%, 10/01/31	9,956	10,498,903
4.00%, 02/01/32	12,346	13,020,896
4.00%, 02/01/41	16,727	17,470,596
4.00%, 10/01/41	11,494	11,997,616
4.00%, 11/01/41	12,097	12,636,214
4.00%, 03/01/42	15,525	16,214,479
4.00%, 10/01/42	6,349	6,622,825
4.00%, 12/01/43[g]	200,733	209,483,744
4.50%, 09/01/18	5,912	6,293,983
4.50%, 10/01/24	3,856	4,108,290
4.50%, 02/01/25	1,600	1,703,037
4.50%, 04/01/25	1,776	1,890,605
4.50%, 06/01/25	9,679	10,389,086
4.50%, 12/01/28[g]	579	615,730
4.50%, 08/01/31	9,383	10,113,096
4.50%, 09/01/40	25,558	27,291,373
4.50%, 12/01/40	10,806	11,542,248
4.50%, 01/01/41	31,568	33,728,070
4.50%, 04/01/41	6,209	6,633,817
4.50%, 05/01/41	16,563	17,769,050
4.50%, 06/01/41	6,469	6,954,925
4.50%, 08/01/41	24,437	26,119,160
4.50%, 09/01/41	11,383	12,211,781
4.50%, 12/01/43[g]	76,900	82,078,734
5.00%, 08/01/20	7,966	8,492,117
5.00%, 07/01/23	3,405	3,679,431
5.00%, 12/01/23	3,439	3,714,718
5.00%, 06/01/28	1,338	1,466,381
5.00%, 12/01/28[g]	1,000	1,065,313
5.00%, 11/01/33	21,923	23,894,178
5.00%, 12/01/39	1,016	1,111,374
5.00%, 01/01/40	24	26,167
5.00%, 03/01/40	15,324	16,690,200
5.00%, 04/01/40	1,976	2,150,598
5.00%, 05/01/40	175	191,299
5.00%, 06/01/40	194	211,588
5.00%, 07/01/40	13	14,152
5.00%, 08/01/40	8,069	8,860,984
5.00%, 09/01/40	59	64,284
5.00%, 10/01/40	181	198,134
5.00%, 05/01/41	26,293	28,709,498
5.00%, 06/01/41	5,830	6,386,413
5.00%, 08/01/41	7,812	8,574,014
5.00%, 12/01/43[g]	48,675	52,933,633
5.50%, 12/01/19	4,862	5,182,007
5.50%, 01/01/24	5,460	5,965,945
5.50%, 02/01/30	5,141	5,640,143

76

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2013

Security	Principal (000s)	Value

5.50%, 05/01/33	$9,210	$10,097,203
5.50%, 11/01/33	17,705	19,407,673
5.50%, 09/01/34	25,936	28,389,622
5.50%, 03/01/38	2,549	2,795,182
5.50%, 11/01/38	5,916	6,467,819
5.50%, 07/01/40	10,023	11,030,140
5.50%, 12/01/43[g]	32,804	35,879,375
6.00%, 01/01/25	6,426	7,054,593
6.00%, 03/01/34	13,216	14,742,591
6.00%, 05/01/34	1,023	1,146,061
6.00%, 08/01/34	2,168	2,419,275
6.00%, 11/01/34	720	802,910
6.00%, 09/01/36	6,351	6,984,534
6.00%, 08/01/37	16,803	18,486,463
6.00%, 03/01/38	3,073	3,401,018
6.00%, 05/01/38	1,614	1,789,967
6.00%, 09/01/38	1,602	1,762,254
6.00%, 06/01/39	19,444	21,694,695
6.00%, 10/01/39	1,651	1,831,026
6.00%, 12/01/43[g]	15,220	16,775,294
6.50%, 08/01/36	280	309,990
6.50%, 09/01/36	1,898	2,105,186
6.50%, 10/01/36	288	319,011
6.50%, 12/01/36	303	335,500
6.50%, 07/01/37	490	543,838
6.50%, 08/01/37	18,969	21,033,715
6.50%, 10/01/37	896	993,542
6.50%, 11/01/37	151	167,811
6.50%, 12/01/37	6,542	7,253,166
6.50%, 06/01/38	230	259,870
6.50%, 10/01/39	6,181	6,895,018
6.50%, 05/01/40	188	208,866
7.00%, 04/01/37	6,641	7,413,409
Government National Mortgage Association
3.00%, 09/15/42	47	45,706
3.00%, 10/15/42	111	108,193
3.00%, 12/15/42	11,393	11,151,647
3.00%, 12/20/42	36,192	35,414,246
3.00%, 01/15/43	268	262,239
3.00%, 06/20/43	94,016	91,997,219
3.00%, 12/01/43[g]	42,964	41,952,328
3.50%, 12/15/41	13,488	13,781,159
3.50%, 08/15/42	2,929	2,992,491
3.50%, 09/15/42	4,256	4,350,038
3.50%, 09/20/42	70,396	71,989,134
3.50%, 10/15/42	1,540	1,573,984
3.50%, 10/20/42	4,638	4,743,475
3.50%, 11/20/42	7,341	7,506,781
3.50%, 01/15/43	18,482	18,890,672
3.50%, 03/15/43	1,151	1,177,675
3.50%, 03/20/43	18,213	18,625,506
3.50%, 04/20/43	41,189	42,121,651
3.50%, 05/15/43	830	849,452
3.50%, 12/01/43[g]	69,579	71,057,462
4.00%, 09/20/40	23,435	24,801,773
4.00%, 01/20/41	6,832	7,230,823
4.00%, 02/15/41	17,270	18,321,770
4.00%, 07/15/41	10,247	10,867,848
4.00%, 09/20/41	9,656	10,200,285
4.00%, 12/15/41	3,371	3,565,169
4.00%, 12/20/41	30,317	32,104,270
4.00%, 01/20/42	12,996	13,762,382
4.00%, 02/15/42	2,407	2,546,267

Security	Principal (000s)	Value

4.00%, 03/15/42	$11,937	$12,625,484
4.00%, 04/15/42	5,693	5,999,938
4.00%, 09/20/42	4,787	5,066,451
4.00%, 12/01/43[g]	15,000	15,794,531
4.00%, 12/20/43[g]	9,993	10,540,935
4.50%, 04/15/39	3,702	3,982,348
4.50%, 08/15/39	17,842	19,202,589
4.50%, 11/20/39	8,304	9,002,838
4.50%, 01/20/40	2,227	2,430,611
4.50%, 06/15/40	12,314	13,276,695
4.50%, 07/15/40	13,843	14,907,728
4.50%, 08/15/40	11,237	12,107,095
4.50%, 08/20/40	15,328	16,613,682
4.50%, 09/15/40	19,478	20,959,001
4.50%, 10/20/40	29,215	31,668,040
4.50%, 06/20/41	28,656	30,964,885
4.50%, 09/20/41	17,100	18,476,401
4.50%, 12/20/41	3,305	3,568,053
4.50%, 12/01/43[g]	3,000	3,224,531
5.00%, 12/15/36	3,516	3,860,651
5.00%, 01/15/39	14,321	15,585,128
5.00%, 07/15/39	25,923	28,213,842
5.00%, 05/15/40	10,289	11,203,073
5.00%, 07/20/40	48,107	52,820,508
5.00%, 08/20/40	16,044	17,715,551
5.50%, 03/15/36	4,801	5,320,890
5.50%, 06/20/38	7,429	8,171,520
5.50%, 03/20/39	8,890	9,778,319
5.50%, 12/15/39	2,820	3,094,583
5.50%, 01/15/40	19,553	21,444,949
6.00%, 03/15/37	17,095	19,039,403
6.00%, 09/20/38	8,921	10,022,314
6.00%, 11/15/39	3,723	4,133,625
6.50%, 10/20/38	10,669	11,956,340

		4,331,619,315

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.54%
Federal Home Loan Banks
0.38%, 01/29/14	13,350	13,355,594
4.88%, 05/17/17	700	796,293
5.00%, 11/17/17[b]	13,925	16,061,032
Federal Home Loan Mortgage Corp.
0.63%, 12/29/14[b]	89,612	90,028,140
0.75%, 11/25/14	120	120,667
0.88%, 03/07/18	27,992	27,568,005
1.75%, 09/10/15[b]	1,490	1,528,474
1.75%, 05/30/19[b]	16,040	16,015,345
2.38%, 01/13/22[b]	440	428,304
2.50%, 05/27/16	68,824	72,269,419
6.25%, 07/15/32[b]	19,263	24,839,095
Federal National Mortgage Association
0.88%, 02/08/18[b]	24,496	24,157,490
0.88%, 05/21/18	29,300	28,714,721
2.38%, 04/11/16	595	622,455
2.63%, 11/20/14	97,599	99,905,137
5.00%, 04/15/15[b]	87,502	93,202,152
5.00%, 05/11/17[b]	97,753	111,393,874
5.38%, 06/12/17	510	588,748
6.63%, 11/15/30	10,880	14,422,066
7.25%, 05/15/30[b]	6,826	9,534,043
Tennessee Valley Authority
4.88%, 01/15/48	8,035	8,013,890

77

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2013

Security	Principal (000s)	Value

5.50%, 07/18/17[b]	$6,964	$8,057,806
7.13%, 05/01/30	3,556	4,764,953

		666,387,703

U.S. GOVERNMENT OBLIGATIONS — 35.65%
U.S. Treasury Bonds
2.75%, 11/15/42	76,821	62,216,558
2.88%, 05/15/43	1,484	1,231,141
3.13%, 02/15/43[b]	83,000	72,771,083
3.63%, 08/15/43[b]	52,000	50,262,678
3.75%, 08/15/41	9,423	9,401,327
3.88%, 08/15/40[b]	7,026	7,191,954
4.25%, 11/15/40[b]	31	33,757
4.38%, 11/15/39[b]	26,022	28,944,008
4.38%, 05/15/40[b]	9,320	10,362,628
4.38%, 05/15/41[b]	4,449	4,940,036
4.50%, 08/15/39[b]	40,170	45,579,293
4.63%, 02/15/40[b]	101,550	117,347,118
4.75%, 05/15/14[b]	50,056	51,102,172
4.75%, 02/15/37[b]	77	90,528
4.75%, 02/15/41	48,258	56,819,450
5.00%, 05/15/37[b]	21,108	25,665,851
5.25%, 11/15/28[b]	127	156,338
5.25%, 02/15/29[b]	16,100	19,813,948
5.38%, 02/15/31[b]	14,600	18,315,992
6.25%, 05/15/30[b]	20,053	27,383,976
6.38%, 08/15/27[b]	29,000	39,359,088
7.50%, 11/15/16[b]	272,478	327,856,402
7.63%, 02/15/25[b]	98,117	143,223,347
8.13%, 08/15/19[b]	152,834	207,519,543
8.75%, 05/15/17[b]	5,318	6,765,666
8.88%, 08/15/17[b]	20,002	25,851,584
9.88%, 11/15/15[b]	60,130	71,380,924
10.63%, 08/15/15[b]	4,130	4,858,697
U.S. Treasury Notes
0.25%, 12/15/14[b]	29,752	29,784,133
0.25%, 07/31/15[b]	124,700	124,729,921
0.25%, 08/15/15[b]	84,800	84,808,482
0.38%, 03/15/15[b]	50,051	50,164,614
0.38%, 06/15/15[b]	1,678	1,682,011
0.63%, 05/31/17[b]	284,331	282,733,071
0.63%, 08/31/17[b]	44,444	44,016,894
0.75%, 12/31/17	41,819	41,360,663
0.75%, 02/28/18[b]	43,295	42,678,913
0.75%, 03/31/18[b]	75,800	74,585,686
0.88%, 04/30/17[b]	90,370	90,768,534
0.88%, 01/31/18	74,232	73,684,910
1.00%, 08/31/16[b]	61,798	62,665,026
1.00%, 09/30/16[b]	103,461	104,888,767
1.00%, 03/31/17[b]	225,832	227,941,248
1.00%, 05/31/18[b]	30,000	29,757,600
1.25%, 09/30/15[b]	61,921	63,040,531
1.25%, 10/31/18	45,000	44,810,551
1.25%, 04/30/19[b]	13,942	13,732,870
1.38%, 07/31/18[b]	60,000	60,348,601
1.38%, 09/30/18[b]	153,773	154,255,639
1.38%, 05/31/20	9,804	9,460,664
1.50%, 03/31/19[b]	17,518	17,518,000
1.63%, 08/15/22[b]	2,091	1,941,891
1.63%, 11/15/22	1,181	1,089,591
1.75%, 07/31/15[b]	96,410	98,823,140
1.75%, 10/31/20	30,000	29,373,601

Security	Principal or Shares (000s)	Value

1.75%, 05/15/23[b]	$102,888	$94,752,648
1.88%, 06/30/15	2,480	2,544,579
1.88%, 10/31/17[b]	131,637	136,293,005
1.88%, 06/30/20	23,744	23,615,545
2.00%, 01/31/16[b]	93,717	97,124,552
2.00%, 04/30/16[b]	207,714	215,819,017
2.00%, 07/31/20[b]	3,000	3,004,560
2.00%, 09/30/20[b]	67,000	66,823,120
2.00%, 02/15/23[b]	570	540,366
2.13%, 05/31/15[b]	115,714	119,014,160
2.13%, 08/31/20[b]	21,670	21,818,657
2.13%, 08/15/21[b]	19,232	19,036,411
2.38%, 09/30/14[b]	79,219	80,667,917
2.38%, 02/28/15[b]	39,157	40,216,589
2.38%, 05/31/18[b]	44,825	47,191,315
2.50%, 03/31/15[b]	106,816	110,057,877
2.50%, 06/30/17	3,432	3,636,787
2.50%, 08/15/23[b]	55,211	54,176,897
2.63%, 12/31/14[b]	59,486	61,067,136
2.63%, 04/30/18[b]	53,088	56,474,482
2.63%, 08/15/20[b]	9,024	9,396,691
2.75%, 11/15/23	25,000	25,019,525
3.00%, 08/31/16[b]	106,533	113,833,703
3.00%, 02/28/17[b]	2,269	2,437,836
3.13%, 01/31/17[b]	61,991	66,799,020
3.13%, 05/15/21[b]	17,931	19,097,592
3.25%, 03/31/17	2,964	3,211,198
3.50%, 05/15/20[b]	37,854	41,647,351
3.63%, 02/15/20[b]	226,205	250,809,316
3.63%, 02/15/21[b]	15,137	16,684,305
4.00%, 02/15/15[b]	78,030	81,596,751
4.25%, 08/15/15[b]	48,399	51,698,364

		5,233,197,911

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $10,121,767,977)		10,231,204,929

SHORT-TERM INVESTMENTS — 40.13%

MONEY MARKET FUNDS — 40.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,h,i]	4,297,644	4,297,644,103
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,h,i]	248,812	248,812,152

78

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2013

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,h]	1,345,201	$1,345,201,189

		5,891,657,444

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,891,657,444)		5,891,657,444

TOTAL INVESTMENTS IN SECURITIES — 139.38%
(Cost: $20,228,121,105)		20,462,993,283
Other Assets, Less Liabilities — (39.38)%		(5,781,223,567)

NET ASSETS — 100.00%		$14,681,769,716

BAB  —  Build America Bond

COP  —  Certificates of Participation

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GTD  —  Guaranteed by the Commonwealth, County or State

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Variable rate security. Rate shown is as of report date.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Investments are denominated in U.S. dollars.
[g]	To-be-announced (TBA). See Note 1.
[h]	The rate quoted is the annualized seven-day yield of the fund at period end.
[i]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

79

Schedule of Investments   (Unaudited)

iSHARES® CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 82.11%

AEROSPACE & DEFENSE — 1.34%
Boeing Co. (The)
3.50%, 02/15/15	$300	$311,099
4.88%, 02/15/20	200	225,640
5.88%, 02/15/40	250	298,073
6.88%, 03/15/39	112	148,950
Embraer SA
5.15%, 06/15/22[a]	162	160,785
General Dynamics Corp.
1.00%, 11/15/17	250	245,323
2.25%, 07/15/16	150	155,856
2.25%, 11/15/22 (Call 08/15/22)	450	406,673
3.88%, 07/15/21 (Call 04/15/21)	100	104,240
Honeywell International Inc.
4.25%, 03/01/21	262	286,001
5.00%, 02/15/19	250	285,053
5.30%, 03/01/18	132	151,876
5.70%, 03/15/37	400	458,475
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	262	276,723
5.20%, 10/15/19	300	330,380
Lockheed Martin Corp.
2.13%, 09/15/16	200	206,207
3.35%, 09/15/21	384	385,236
4.07%, 12/15/42	404	351,567
4.25%, 11/15/19	300	328,207
Northrop Grumman Corp.
3.50%, 03/15/21	352	353,739
5.05%, 08/01/19	500	563,053
Precision Castparts Corp.
1.25%, 01/15/18	312	307,798
2.50%, 01/15/23 (Call 10/15/22)	100	92,303
3.90%, 01/15/43 (Call 07/15/42)	250	220,713
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	312	286,120
3.13%, 10/15/20	300	303,755
4.88%, 10/15/40[a]	250	251,156
6.40%, 12/15/18	150	180,776
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	50	48,988
5.25%, 07/15/19	100	112,833
Textron Inc.
4.63%, 09/21/16	100	106,888
5.95%, 09/21/21 (Call 06/21/21)	200	221,080
United Technologies Corp.
1.80%, 06/01/17	450	459,402
4.50%, 04/15/20	262	287,945
4.50%, 06/01/42	500	483,342
4.88%, 05/01/15	570	605,242
5.70%, 04/15/40	750	854,774
6.05%, 06/01/36	285	339,693
6.13%, 02/01/19	157	187,878

		11,383,842

Security	Principal (000s)	Value

AIR FREIGHT & LOGISTICS — 0.29%
FedEx Corp.
2.63%, 08/01/22	$750	$690,018
8.00%, 01/15/19[a]	92	115,232
United Parcel Service Inc.
2.45%, 10/01/22	1,000	931,484
5.13%, 04/01/19	187	215,408
6.20%, 01/15/38	400	487,083

		2,439,225
AIRLINES — 0.23%
American Airlines Inc. 2011-1 Pass Through Trust Class A
5.25%, 07/31/22[a]	43	44,958
American Airlines Inc. 2013-2 Pass Through Trust Class A
4.95%, 07/15/24[b]	500	525,000
Continental Airlines Inc. 2007-1 Pass Through Trust Class A
5.98%, 10/19/23	73	79,128
Continental Airlines Inc. 2009-2 Pass Through Trust Class A
7.25%, 05/10/21	289	330,327
Continental Airlines Inc. 2012-2 Pass Through Trust Class A
4.00%, 04/29/26	305	300,425
Delta Air Lines Inc. 2009-1 Pass Through Trust Class A
7.75%, 06/17/21	179	204,447
Delta Air Lines Inc. 2010-2A Pass Through Trust Class A
4.95%, 11/23/20[a]	77	83,621
Delta Air Lines Inc. 2012-1A Pass Through Trust Class A
4.75%, 11/07/21[a]	279	297,810
Southwest Airlines Co.
5.25%, 10/01/14	105	108,639

		1,974,355
AUTO COMPONENTS — 0.12%
BorgWarner Inc.
4.63%, 09/15/20	100	106,789
Cooper US Inc.
3.88%, 12/15/20 (Call 09/15/20)	50	52,297
Johnson Controls Inc.
3.75%, 12/01/21 (Call 09/01/21)	350	352,596
4.25%, 03/01/21	200	207,674
5.00%, 03/30/20[a]	92	100,633
5.70%, 03/01/41	200	209,557

		1,029,546
AUTOMOBILES — 0.06%
Ford Motor Co.
4.75%, 01/15/43	200	178,766
6.50%, 08/01/18[a]	155	180,739
7.45%, 07/16/31	90	109,942

		469,447

80

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

BEVERAGES — 1.83%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	$345	$397,884
6.45%, 09/01/37	478	584,060
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	700	649,240
4.00%, 01/17/43	200	177,505
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	650	650,828
1.50%, 07/14/14[a]	205	206,490
2.88%, 02/15/16[a]	250	261,633
4.13%, 01/15/15	382	397,608
4.38%, 02/15/21	75	80,467
5.38%, 11/15/14	400	418,289
5.38%, 01/15/20	246	283,012
6.38%, 01/15/40	210	254,159
7.75%, 01/15/19	250	316,319
8.20%, 01/15/39	230	336,184
Beam Inc.
3.25%, 05/15/22 (Call 02/15/22)	150	145,323
5.38%, 01/15/16	45	49,080
Brown-Forman Corp.
2.50%, 01/15/16	300	311,201
Coca-Cola Co.(The)
1.65%, 03/14/18	550	553,437
1.80%, 09/01/16	750	772,352
3.15%, 11/15/20	420	430,773
3.30%, 09/01/21	212	216,476
3.63%, 03/15/14	92	92,860
Coca-Cola Enterprises Inc.
2.00%, 08/19/16	250	255,573
3.50%, 09/15/20	550	558,556
4.50%, 09/01/21 (Call 06/01/21)	200	211,482
Diageo Capital PLC
1.13%, 04/29/18	550	533,666
2.63%, 04/29/23 (Call 01/29/23)	250	229,509
3.88%, 04/29/43 (Call 10/29/42)	85	73,565
5.75%, 10/23/17	326	376,359
5.88%, 09/30/36	228	257,862
Diageo Finance BV
5.30%, 10/28/15	200	217,329
Diageo Investment Corp.
4.25%, 05/11/42	200	184,373
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	130	135,330
3.20%, 11/15/21 (Call 08/15/21)	550	538,911
Molson Coors Brewing Co.
2.00%, 05/01/17	350	355,351
5.00%, 05/01/42	250	242,837
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	285	362,482
PepsiCo Inc.
0.70%, 08/13/15	212	212,825
1.25%, 08/13/17	300	298,718
2.50%, 05/10/16	362	376,817
2.75%, 03/05/22	500	475,280
3.00%, 08/25/21[a]	350	344,230
3.10%, 01/15/15	260	267,496
4.00%, 03/05/42	450	393,740
5.50%, 01/15/40	500	546,742
7.90%, 11/01/18	415	526,454

		15,560,667

Security	Principal (000s)	Value

BIOTECHNOLOGY — 0.72%
Amgen Inc.
2.13%, 05/15/17	$600	$613,422
2.30%, 06/15/16	300	309,571
3.88%, 11/15/21 (Call 08/15/21)	442	452,112
4.10%, 06/15/21 (Call 03/15/21)	262	275,130
5.15%, 11/15/41 (Call 05/15/41)	1,050	1,025,292
5.65%, 06/15/42 (Call 12/15/41)	300	314,616
5.75%, 03/15/40	200	212,267
5.85%, 06/01/17	525	601,450
6.38%, 06/01/37	400	456,597
Celgene Corp.
3.25%, 08/15/22	500	474,682
3.95%, 10/15/20	200	207,402
Genentech Inc.
5.25%, 07/15/35	137	146,309
Gilead Sciences Inc.
2.40%, 12/01/14	114	116,020
3.05%, 12/01/16	100	105,849
4.40%, 12/01/21 (Call 09/01/21)	250	268,428
4.50%, 04/01/21 (Call 01/01/21)	200	216,293
5.65%, 12/01/41 (Call 06/01/41)	300	330,709

		6,126,149
BUILDING PRODUCTS — 0.07%
Owens Corning Inc.
4.20%, 12/15/22 (Call 09/15/22)	400	389,935
6.50%, 12/01/16[a]	150	166,624

		556,559
CAPITAL MARKETS — 6.76%
Ameriprise Financial Inc.
4.00%, 10/15/23	50	50,351
5.65%, 11/15/15	57	62,272
Bank of New York Mellon Corp. (The)
1.20%, 02/20/15 (Call 01/20/15)	200	201,773
1.97%, 06/20/17[c]	450	457,450
2.30%, 07/28/16	800	829,485
3.55%, 09/23/21 (Call 08/23/21)	650	665,941
5.45%, 05/15/19	200	230,036
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.55%, 01/22/17	300	333,829
5.70%, 11/15/14	570	597,543
7.25%, 02/01/18	350	422,024
Charles Schwab Corp. (The)
3.23%, 09/01/22	255	246,150
Credit Suisse (USA) Inc.
5.38%, 03/02/16	179	195,668
7.13%, 07/15/32	150	194,497
Deutsche Bank AG London
3.25%, 01/11/16	650	678,471
3.45%, 03/30/15	600	621,404
6.00%, 09/01/17	450	517,540
European Investment Bank
0.50%, 08/15/16	500	499,253
0.63%, 04/15/16	1,100	1,104,109
1.00%, 12/15/17	900	895,019

81

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

1.00%, 06/15/18[a]	$2,200	$2,161,871
1.13%, 08/15/14	305	307,092
1.13%, 04/15/15	900	910,648
1.13%, 09/15/17	1,850	1,856,091
1.38%, 10/20/15	700	714,020
1.50%, 05/15/14	155	155,952
1.63%, 09/01/15	640	654,950
2.13%, 07/15/16	500	520,330
2.25%, 03/15/16	1,300	1,353,304
2.50%, 05/16/16	1,000	1,048,492
2.75%, 03/23/15	1,800	1,858,547
2.88%, 01/15/15	400	411,700
2.88%, 09/15/20	130	133,934
4.00%, 02/16/21	1,800	1,973,915
4.88%, 01/17/17	120	135,071
4.88%, 02/15/36	500	553,754
5.13%, 05/30/17	210	240,244
Franklin Resources Inc.
2.80%, 09/15/22[a]	112	104,956
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	900	908,730
3.30%, 05/03/15	800	826,839
3.63%, 02/07/16	750	790,840
3.63%, 01/22/23	250	241,898
3.70%, 08/01/15	250	261,254
5.00%, 10/01/14	317	328,350
5.25%, 07/27/21	850	934,581
5.35%, 01/15/16	370	402,942
5.38%, 03/15/20	350	392,141
5.63%, 01/15/17	342	380,007
5.75%, 01/24/22	1,200	1,354,300
5.95%, 01/18/18	420	481,157
5.95%, 01/15/27	820	882,587
6.00%, 06/15/20	250	288,733
6.13%, 02/15/33	950	1,057,862
6.15%, 04/01/18	806	931,861
6.25%, 09/01/17	600	691,928
6.25%, 02/01/41	700	800,238
6.75%, 10/01/37	317	350,618
7.50%, 02/15/19	450	554,492
International Finance Corp.
1.13%, 11/23/16	850	862,463
2.13%, 11/17/17	400	416,869
2.25%, 04/11/16	400	417,303
Series G
3.00%, 04/22/14	105	106,150
Jefferies Group LLC
3.88%, 11/09/15[a]	200	208,573
5.13%, 04/13/18	250	271,169
6.45%, 06/08/27	250	265,265
6.50%, 01/20/43	175	171,982
8.50%, 07/15/19[a]	200	243,900
Lazard Group LLC
6.85%, 06/15/17	300	340,241
Legg Mason Inc.
5.50%, 05/21/19	250	276,817
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	101	103,975
6.05%, 05/16/16	950	1,050,441
6.11%, 01/29/37	300	319,947
6.40%, 08/28/17	626	727,534
6.88%, 04/25/18	775	924,740
7.75%, 05/14/38	550	693,988

Security	Principal (000s)	Value

Morgan Stanley
1.75%, 02/25/16	$350	$355,052
2.13%, 04/25/18[a]	1,300	1,297,614
3.80%, 04/29/16	600	636,316
4.10%, 01/26/15	500	518,363
4.75%, 04/01/14[a]	300	303,881
4.88%, 11/01/22	900	921,721
5.45%, 01/09/17	450	501,715
5.50%, 07/28/21	205	229,805
5.63%, 09/23/19	200	229,074
5.75%, 10/18/16[a]	1,054	1,184,775
5.75%, 01/25/21	700	795,877
5.95%, 12/28/17	400	460,027
6.00%, 05/13/14	800	819,449
6.00%, 04/28/15	800	855,558
6.38%, 07/24/42	450	524,266
6.63%, 04/01/18	532	627,836
7.25%, 04/01/32	350	438,244
7.30%, 05/13/19	525	643,970
Nomura Holdings Inc.
2.00%, 09/13/16	390	393,230
4.13%, 01/19/16	90	94,856
5.00%, 03/04/15	250	261,921
6.70%, 03/04/20	250	281,831
Raymond James Financial Inc.
4.25%, 04/15/16	50	52,779
State Street Corp.
2.88%, 03/07/16	200	209,331
4.38%, 03/07/21	262	285,492
4.96%, 03/15/18	200	220,806
TD Ameritrade Holding Corp.
5.60%, 12/01/19	250	288,733

		57,592,923
CHEMICALS — 1.78%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	450	417,547
6.75%, 01/15/19	250	295,645
Air Products and Chemicals Inc.
2.00%, 08/02/16	160	164,444
3.00%, 11/03/21	200	194,994
4.38%, 08/21/19	150	165,842
Airgas Inc.
2.95%, 06/15/16 (Call 05/15/16)	162	168,887
Albemarle Corp.
4.50%, 12/15/20 (Call 09/15/20)	200	208,795
Cabot Corp.
3.70%, 07/15/22	100	96,606
CF Industries Holdings Inc.
7.13%, 05/01/20	350	414,994
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	212	197,943
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	750	697,638
4.13%, 11/15/21 (Call 08/15/21)	610	631,022
4.38%, 11/15/42 (Call 05/15/42)	400	352,135
8.55%, 05/15/19	350	452,414
9.40%, 05/15/39	340	508,294
E.I. du Pont de Nemours and Co.
2.75%, 04/01/16	500	521,973
2.80%, 02/15/23	212	196,872
3.63%, 01/15/21	484	499,418

82

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

4.63%, 01/15/20	$182	$199,787
5.25%, 12/15/16	228	256,247
6.00%, 07/15/18	479	564,598
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	450	436,139
5.50%, 11/15/19[a]	300	338,202
Ecolab Inc.
1.45%, 12/08/17	450	444,458
3.00%, 12/08/16	250	263,505
4.35%, 12/08/21	112	117,628
5.50%, 12/08/41	100	106,805
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	100	100,535
Lubrizol Corp.
8.88%, 02/01/19	250	326,943
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	1,500	1,681,069
Monsanto Co.
2.20%, 07/15/22 (Call 04/15/22)	100	91,079
2.75%, 04/15/16	150	156,521
5.88%, 04/15/38	150	172,924
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	210	208,111
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	300	317,446
5.63%, 12/01/40	182	193,054
6.50%, 05/15/19	160	192,098
PPG Industries Inc.
1.90%, 01/15/16	100	101,792
3.60%, 11/15/20	100	102,023
5.50%, 11/15/40	250	262,906
6.65%, 03/15/18	150	176,237
Praxair Inc.
1.25%, 11/07/18	250	242,281
2.20%, 08/15/22 (Call 05/15/22)	400	362,885
2.45%, 02/15/22 (Call 11/15/21)	212	198,226
3.00%, 09/01/21[a]	100	98,214
4.05%, 03/15/21	200	210,803
4.63%, 03/30/15	200	211,009
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	300	279,673
Sherwin-Williams Co. (The)
3.13%, 12/15/14	125	128,369
4.00%, 12/15/42 (Call 06/15/42)	250	215,829
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	50	50,007
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	200	201,744
		15,194,610
COMMERCIAL BANKS — 8.66%
Abbey National Treasury Services PLC
4.00%, 04/27/16	255	270,916
African Development Bank
0.88%, 03/15/18	420	414,145
1.25%, 09/02/16	420	427,582
3.00%, 05/27/14	105	106,414
Associated Banc-Corp
5.13%, 03/28/16 (Call 02/28/16)	100	107,907
Bancolombia SA
5.95%, 06/03/21[a]	500	518,750
Bank of America N.A.

Security	Principal (000s)	Value

5.30%, 03/15/17	$1,000	$1,106,567
6.00%, 10/15/36	426	485,933
Bank of Montreal
0.80%, 11/06/15	650	651,619
1.45%, 04/09/18 (Call 03/09/18)	502	494,902
Bank of Nova Scotia
1.45%, 04/25/18	500	492,861
1.85%, 01/12/15	162	163,846
2.55%, 01/12/17	302	314,058
2.90%, 03/29/16	500	523,647
3.40%, 01/22/15	484	498,102
4.38%, 01/13/21	150	162,202
Barclays Bank PLC
5.00%, 09/22/16	350	387,705
5.13%, 01/08/20	550	614,970
5.14%, 10/14/20	250	265,535
5.20%, 07/10/14	350	359,972
6.75%, 05/22/19	450	546,294
BB&T Corp.
2.15%, 03/22/17 (Call 02/22/17)	450	461,035
3.20%, 03/15/16 (Call 02/16/16)	500	526,064
6.85%, 04/30/19	305	372,841
BNP Paribas SA
2.38%, 09/14/17	350	359,418
3.25%, 03/11/15	700	721,482
5.00%, 01/15/21	450	490,956
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	350	352,104
1.55%, 01/23/18 (Call 12/23/17)[a]	450	445,724
2.35%, 12/11/15	300	310,134
Comerica Bank
5.75%, 11/21/16	1,000	1,131,087
Commonwealth Bank of Australia
1.90%, 09/18/17	500	506,633
Commonwealth Bank of Australia/New York
1.25%, 09/18/15	1,000	1,012,141
Corporacion Andina de Fomento
4.38%, 06/15/22	759	763,436
Council of Europe Development Bank
1.00%, 03/07/18	350	345,002
1.50%, 02/22/17	1,100	1,122,253
Credit Suisse New York
3.50%, 03/23/15	1,100	1,139,680
4.38%, 08/05/20	1,000	1,079,952
5.30%, 08/13/19	500	569,970
5.40%, 01/14/20	200	220,851
6.00%, 02/15/18	162	186,320
Discover Bank
7.00%, 04/15/20	550	645,608
European Bank for Reconstruction and Development
1.00%, 02/16/17	600	604,906
1.38%, 10/20/16	800	817,527
Series G
2.75%, 04/20/15	600	620,588
Fifth Third Bancorp
3.50%, 03/15/22 (Call 02/15/22)	400	394,535
3.63%, 01/25/16	162	170,866
8.25%, 03/01/38	350	469,667
First Horizon National Corp.
5.38%, 12/15/15	250	269,275
HSBC Bank (USA) N.A.
4.63%, 04/01/14	405	410,508
4.88%, 08/24/20	750	809,351

83

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

HSBC Holdings PLC
4.00%, 03/30/22	$312	$318,818
5.10%, 04/05/21	362	398,169
6.10%, 01/14/42	112	133,091
6.50%, 05/02/36	500	591,825
6.50%, 09/15/37	649	771,949
6.80%, 06/01/38	500	613,006
HSBC USA Inc.
1.63%, 01/16/18	500	491,851
2.38%, 02/13/15	600	611,841
Intesa Sanpaolo SpA
3.13%, 01/15/16	900	914,460
3.88%, 01/16/18	500	510,238
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	2,200	2,541,707
KeyBank N.A.
1.65%, 02/01/18	1,000	990,468
KeyCorp
3.75%, 08/13/15	105	109,727
5.10%, 03/24/21	300	328,851
Lloyds Bank PLC
4.20%, 03/28/17[a]	250	270,296
6.38%, 01/21/21	105	123,249
Manufacturers and Traders Trust Co.
5.59%, 12/28/20 (Call 12/28/15)[d]	500	515,000
Murray Street Investment Trust I
4.65%, 03/09/17[c]	150	163,073
National Australia Bank Ltd. New York
2.00%, 03/09/15	750	763,767
2.30%, 07/25/18	250	254,554
National City Corp.
4.90%, 01/15/15	228	238,500
6.88%, 05/15/19	400	481,060
Nordic Investment Bank
0.50%, 04/14/16	1,000	1,002,209
0.75%, 01/17/18[a]	650	639,927
1.00%, 03/07/17	92	92,825
2.25%, 03/15/16	1,000	1,041,817
PNC Bank N.A.
0.80%, 01/28/16 (Call 12/28/15)[e]	500	500,066
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[e]	810	790,326
3.63%, 02/08/15[e]	500	517,121
4.25%, 09/21/15[e]	200	212,641
5.13%, 02/08/20[e]	445	498,215
Rabobank Nederland
1.70%, 03/19/18[a]	1,200	1,195,601
3.38%, 01/19/17	500	529,868
3.88%, 02/08/22	380	382,178
4.50%, 01/11/21	200	213,236
5.25%, 05/24/41	250	258,759
Regions Financial Corp.
7.75%, 11/10/14	250	265,938
Royal Bank of Canada
1.45%, 10/30/14	900	909,647
1.50%, 01/16/18[a]	800	792,424
2.30%, 07/20/16	500	517,612
Royal Bank of Scotland Group PLC
3.25%, 01/11/14[a]	90	90,234
4.38%, 03/16/16	350	373,448
5.63%, 08/24/20	400	444,417
6.13%, 01/11/21	210	239,571
6.40%, 10/21/19	600	692,234

Security	Principal (000s)	Value

Santander Bank N.A.
8.75%, 05/30/18	$250	$300,273
Santander Holdings USA Inc.
4.63%, 04/19/16	100	106,454
Sumitomo Mitsui Banking Corp.
1.35%, 07/18/15	500	503,471
1.50%, 01/18/18	750	736,993
SunTrust Bank
5.00%, 09/01/15	77	81,954
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	600	636,739
3.60%, 04/15/16 (Call 03/15/16)	150	158,960
Svenska Handelsbanken AB
2.88%, 04/04/17	500	516,711
Toronto-Dominion Bank (The)
1.40%, 04/30/18	550	542,115
2.38%, 10/19/16	162	168,391
2.50%, 07/14/16	300	312,447
U.S. Bancorp
2.20%, 11/15/16 (Call 10/14/16)	260	269,498
2.45%, 07/27/15	350	360,826
2.88%, 11/20/14	400	409,885
3.00%, 03/15/22 (Call 02/15/22)	250	244,551
4.13%, 05/24/21 (Call 04/23/21)	550	587,671
UBS AG Stamford
3.88%, 01/15/15	1,250	1,292,564
4.88%, 08/04/20	500	556,556
5.75%, 04/25/18	650	753,986
Series 10
5.88%, 07/15/16	600	666,521
Union Bank N.A.
5.95%, 05/11/16	600	669,316
US Bank N.A.
4.80%, 04/15/15	295	312,450
Wachovia Bank N.A./Wells Fargo & Co.
4.88%, 02/01/15	1,570	1,646,581
Wachovia Corp./Wells Fargo & Co.
5.63%, 10/15/16	310	348,200
5.75%, 02/01/18	600	701,585
Wells Fargo & Co.
1.25%, 02/13/15	325	327,834
1.50%, 01/16/18[a]	400	399,381
3.50%, 03/08/22	870	876,676
3.68%, 06/15/16[c]	600	641,814
3.75%, 10/01/14	370	380,195
4.13%, 08/15/23	500	493,391
4.60%, 04/01/21	400	439,836
5.13%, 09/15/16	675	747,563
5.61%, 01/15/44[b]	1,937	1,978,136
5.63%, 12/11/17	305	353,492
Series M
3.45%, 02/13/23	270	254,819
Wells Fargo Bank N.A.
4.75%, 02/09/15	750	786,169
Westpac Banking Corp.
1.60%, 01/12/18[a]	500	498,241
2.00%, 08/14/17	202	205,339
3.00%, 08/04/15	600	624,782
4.20%, 02/27/15	600	625,321
4.88%, 11/19/19	500	562,820
Zions BanCorp.
4.50%, 06/13/23 (Call 05/11/23)	115	114,011

		73,774,173

84

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

COMMERCIAL SERVICES & SUPPLIES — 0.48%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	$250	$231,422
Republic Services Inc.
3.80%, 05/15/18	350	374,891
4.75%, 05/15/23 (Call 02/15/23)	400	418,851
6.20%, 03/01/40	292	335,202
Unilever Capital Corp.
2.75%, 02/10/16	550	574,554
4.25%, 02/10/21	400	435,021
5.90%, 11/15/32	342	418,799
Waste Management Inc.
2.60%, 09/01/16	100	103,930
6.10%, 03/15/18	82	95,791
6.13%, 11/30/39[a]	550	625,186
6.38%, 03/11/15	182	194,580
7.00%, 07/15/28	114	140,232
7.38%, 03/11/19	92	112,822

		4,061,281

COMMUNICATIONS EQUIPMENT — 0.49%
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	500	468,300
Cisco Systems Inc.
4.45%, 01/15/20	292	317,858
4.95%, 02/15/19	262	297,817
5.50%, 02/22/16	697	771,649
5.50%, 01/15/40	450	481,648
5.90%, 02/15/39	575	642,990
Harris Corp.
4.40%, 12/15/20	200	209,966
6.38%, 06/15/19[a]	100	115,674
Juniper Networks Inc.
3.10%, 03/15/16	50	51,800
4.60%, 03/15/21	250	255,542
5.95%, 03/15/41	50	49,903
Motorola Solutions Inc.
3.50%, 03/01/23	200	185,103
3.75%, 05/15/22	350	332,594

		4,180,844

COMPUTERS & PERIPHERALS — 0.65%
Apple Inc.
0.45%, 05/03/16	250	249,137
1.00%, 05/03/18	700	681,293
2.40%, 05/03/23	500	452,322
3.85%, 05/04/43	750	626,539
EMC Corp.
1.88%, 06/01/18	612	612,691
3.38%, 06/01/23 (Call 03/01/23)	250	244,085
Hewlett-Packard Co.
2.13%, 09/13/15[a]	400	406,364
2.60%, 09/15/17[a]	600	610,670
2.65%, 06/01/16	400	411,507
4.30%, 06/01/21[a]	512	510,626
4.38%, 09/15/21	150	150,313
4.75%, 06/02/14	180	183,548
6.00%, 09/15/41	300	291,534

Security	Principal (000s)	Value

NetApp Inc.
2.00%, 12/15/17	$130	$129,655

		5,560,284

CONSTRUCTION & ENGINEERING — 0.03%
Fluor Corp.
3.38%, 09/15/21	250	249,698

		249,698

CONSTRUCTION MATERIALS — 0.04%
CRH America Inc.
6.00%, 09/30/16	319	359,637

		359,637

CONSUMER FINANCE — 2.57%
American Express Co.
1.55%, 05/22/18	350	344,194
2.65%, 12/02/22	362	338,619
4.05%, 12/03/42	275	238,487
6.80%, 09/01/66 (Call 09/01/16)[d]	128	136,320
7.00%, 03/19/18	656	790,814
American Express Credit Corp.
1.30%, 07/29/16	250	252,005
1.75%, 06/12/15	500	508,825
2.75%, 09/15/15	502	520,991
2.80%, 09/19/16	800	838,665
Series D
5.13%, 08/25/14	262	271,100
Boeing Capital Corp.
4.70%, 10/27/19	250	283,117
Capital One Bank (USA) N.A.
8.80%, 07/15/19	850	1,087,618
Capital One Financial Corp.
2.15%, 03/23/15	250	254,326
3.15%, 07/15/16	150	157,353
4.75%, 07/15/21	90	95,840
6.75%, 09/15/17	250	293,226
Caterpillar Financial Services Corp.
1.05%, 03/26/15	500	503,942
2.05%, 08/01/16	310	319,922
2.63%, 03/01/23[a]	340	314,301
7.15%, 02/15/19	250	310,559
Discover Financial Services
5.20%, 04/27/22	160	168,420
Ford Motor Credit Co. LLC
2.38%, 01/16/18	500	506,217
2.50%, 01/15/16	500	513,962
3.00%, 06/12/17	1,000	1,044,055
4.25%, 02/03/17	1,200	1,299,555
5.00%, 05/15/18	900	1,001,986
5.75%, 02/01/21	1,300	1,460,930
7.00%, 04/15/15	497	538,104
8.00%, 12/15/16	500	595,963
HSBC Finance Corp.
5.00%, 06/30/15	305	322,991
5.50%, 01/19/16	750	816,156
6.68%, 01/15/21	289	334,712
John Deere Capital Corp.
0.88%, 04/17/15	350	352,234
1.30%, 03/12/18[a]	250	247,227

85

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

1.85%, 09/15/16	$200	$205,479
2.25%, 06/07/16	200	207,599
2.75%, 03/15/22	850	816,776
2.95%, 03/09/15	160	165,193
3.15%, 10/15/21	170	170,087
PACCAR Financial Corp.
0.70%, 11/16/15	200	199,729
1.55%, 09/29/14	160	161,613
Toyota Motor Credit Corp.
1.00%, 02/17/15	552	555,863
1.25%, 11/17/14	382	385,407
1.38%, 01/10/18	312	309,356
2.00%, 09/15/16	150	154,644
2.63%, 01/10/23	300	280,067
3.20%, 06/17/15	250	260,372
3.30%, 01/12/22	600	600,313
3.40%, 09/15/21[a]	400	404,298

		21,939,532

CONTAINERS & PACKAGING — 0.04%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	50	51,324
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	212	207,439
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	15	15,386
5.75%, 11/01/40 (Call 05/01/40)	80	82,383

		356,532

DIVERSIFIED CONSUMER SERVICES — 0.12%
Emory University
5.63%, 09/01/19	90	106,620
Massachusetts Institute of Technology
5.60%, 07/01/2111	155	178,243
Princeton University Series A
4.95%, 03/01/19	250	286,726
Stanford University
4.75%, 05/01/19	159	181,437
Vanderbilt University
5.25%, 04/01/19	250	288,319

		1,041,345

DIVERSIFIED FINANCIAL SERVICES — 7.81%
Alterra Finance LLC
6.25%, 09/30/20	100	112,105
Associates Corp. of North America
6.95%, 11/01/18	505	603,997
Bank of America Corp.
1.25%, 01/11/16	500	502,669
2.00%, 01/11/18	1,300	1,303,122
3.30%, 01/11/23	450	425,397
3.63%, 03/17/16	200	211,204
3.70%, 09/01/15	850	890,161
4.50%, 04/01/15	200	209,601
5.00%, 05/13/21	550	602,085
5.25%, 12/01/15[a]	700	753,404
5.42%, 03/15/17	700	773,723
5.63%, 07/01/20	450	513,091
5.65%, 05/01/18	400	457,976

Security	Principal (000s)	Value

5.70%, 01/24/22	$370	$420,444
5.75%, 12/01/17	250	286,502
5.88%, 01/05/21	500	575,970
5.88%, 02/07/42	250	282,290
6.50%, 08/01/16	400	453,840
7.38%, 05/15/14	325	334,849
7.63%, 06/01/19	520	650,423
Series 1
3.75%, 07/12/16	500	532,126
BBVA U.S. Senior SA Unipersonal
4.66%, 10/09/15	900	946,476
BP Capital Markets PLC
1.38%, 05/10/18	500	491,203
1.85%, 05/05/17	600	611,783
2.50%, 11/06/22	250	230,196
3.13%, 10/01/15	375	392,448
3.20%, 03/11/16	100	105,420
3.56%, 11/01/21	750	761,312
3.88%, 03/10/15	500	521,614
3.99%, 09/26/23	250	254,503
4.50%, 10/01/20	300	326,787
4.74%, 03/11/21	100	109,649
4.75%, 03/10/19	250	281,728
Citigroup Inc.
1.25%, 01/15/16	350	351,364
1.70%, 07/25/16	250	252,963
3.38%, 03/01/23	900	862,059
3.95%, 06/15/16	400	427,519
4.45%, 01/10/17	850	926,710
4.50%, 01/14/22	1,100	1,164,176
4.75%, 05/19/15	750	791,185
5.00%, 09/15/14	420	433,230
5.38%, 08/09/20	450	510,166
5.50%, 09/13/25	500	528,306
6.00%, 08/15/17	350	403,288
6.00%, 10/31/33	705	737,365
6.01%, 01/15/15	500	528,642
6.13%, 11/21/17	650	756,249
6.13%, 05/15/18	500	584,270
6.88%, 03/05/38	600	745,889
8.13%, 07/15/39	650	905,278
8.50%, 05/22/19	300	389,981
CME Group Inc.
3.00%, 09/15/22	162	153,877
Daimler Finance North America LLC
8.50%, 01/18/31	210	304,305
Deutsche Telekom International Finance BV
4.88%, 07/08/14	225	230,546
5.75%, 03/23/16	500	552,374
6.75%, 08/20/18	400	480,374
8.75%, 06/15/30	471	659,951
General Electric Capital Corp.
1.00%, 01/08/16	650	653,740
1.63%, 04/02/18[a]	1,150	1,149,333
2.15%, 01/09/15	1,100	1,120,967
2.25%, 11/09/15	1,050	1,081,288
2.95%, 05/09/16	800	841,185
3.10%, 01/09/23	270	257,924
3.50%, 06/29/15	200	209,256
4.63%, 01/07/21	350	383,952
4.65%, 10/17/21	300	328,487
4.88%, 03/04/15	750	790,713
5.00%, 01/08/16	310	337,272

86

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

5.30%, 02/11/21	$270	$302,075
5.40%, 02/15/17	270	304,743
5.63%, 09/15/17	650	747,378
5.63%, 05/01/18	400	463,958
5.65%, 06/09/14	155	159,281
5.88%, 01/14/38	3,350	3,781,431
6.00%, 08/07/19	195	232,781
6.88%, 01/10/39	600	760,484
Series A
3.75%, 11/14/14	500	516,302
6.75%, 03/15/32	467	578,055
Series GMTN
6.38%, 11/15/67 (Call 11/15/17)[d]	400	434,000
Goldman Sachs Capital I
6.35%, 02/15/34	920	938,400
ING U.S. Inc.
5.50%, 07/15/22	250	272,495
International Bank for Reconstruction and Development
0.88%, 04/17/17	1,750	1,757,211
1.00%, 09/15/16	950	961,757
1.13%, 08/25/14	90	90,411
1.13%, 07/18/17[a]	250	252,349
2.13%, 03/15/16[a]	400	415,732
2.38%, 05/26/15	700	721,866
7.63%, 01/19/23	1,000	1,375,869
J.P. Morgan Chase & Co.
1.13%, 02/26/16	500	501,999
1.88%, 03/20/15	650	659,716
2.60%, 01/15/16	250	258,411
3.15%, 07/05/16	500	525,568
3.20%, 01/25/23[a]	2,250	2,132,645
3.45%, 03/01/16	552	581,456
4.25%, 10/15/20	600	636,961
4.35%, 08/15/21	680	718,134
4.40%, 07/22/20	342	368,229
4.50%, 01/24/22	500	529,977
4.63%, 05/10/21	850	915,487
5.13%, 09/15/14	490	507,022
5.40%, 01/06/42	600	636,578
5.50%, 10/15/40	300	321,389
5.60%, 07/15/41	500	543,549
6.00%, 01/15/18	719	832,585
6.30%, 04/23/19	450	536,063
6.40%, 05/15/38	625	743,340
Moody’s Corp.
4.88%, 02/15/24 (Call 11/15/23)	250	248,645
5.50%, 09/01/20[a]	100	107,308
NASDAQ OMX Group Inc. (The)
5.25%, 01/16/18	83	89,895
5.55%, 01/15/20	250	269,547
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15	310	312,095
3.05%, 02/15/22 (Call 11/15/21)	350	343,935
10.38%, 11/01/18	300	413,031
Series C
8.00%, 03/01/32	325	437,758
ORIX Corp.
4.71%, 04/27/15	500	524,240

		66,524,423

Security	Principal (000s)	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.89%
AT&T Inc.
0.88%, 02/13/15	$452	$453,105
1.40%, 12/01/17	250	245,979
1.60%, 02/15/17	500	502,357
2.50%, 08/15/15	600	617,242
2.63%, 12/01/22 (Call 09/01/22)[a]	500	445,228
2.95%, 05/15/16	650	678,508
3.00%, 02/15/22	700	651,779
3.88%, 08/15/21[a]	484	485,026
4.45%, 05/15/21[a]	502	524,919
5.35%, 09/01/40	1,578	1,520,589
5.50%, 02/01/18	480	545,207
5.80%, 02/15/19	300	347,414
6.30%, 01/15/38	351	377,735
6.40%, 05/15/38	500	544,897
6.50%, 09/01/37	292	321,608
6.55%, 02/15/39	675	749,843
British Telecommunications PLC
1.63%, 06/28/16	500	506,725
5.95%, 01/15/18	400	461,545
9.63%, 12/15/30	328	482,824
Embarq Corp.
8.00%, 06/01/36	500	506,877
Orange
2.75%, 09/14/16	350	362,924
4.38%, 07/08/14	212	216,573
5.38%, 07/08/19	300	338,320
5.38%, 01/13/42	350	350,550
8.75%, 03/01/31	420	577,522
Qwest Corp.
6.75%, 12/01/21	150	163,093
6.88%, 09/15/33 (Call 12/30/13)	57	54,863
Royal KPN NV
8.38%, 10/01/30	250	315,007
Telefonica Emisiones SAU
3.19%, 04/27/18[a]	800	816,609
3.73%, 04/27/15	150	154,645
3.99%, 02/16/16	105	110,558
4.57%, 04/27/23	500	492,758
4.95%, 01/15/15	180	187,098
5.46%, 02/16/21	250	264,296
5.88%, 07/15/19	250	282,273
6.42%, 06/20/16	350	391,162
Telefonica Europe BV
8.25%, 09/15/30	470	557,865
Verizon Communications Inc.
1.25%, 11/03/14	302	303,942
2.00%, 11/01/16	230	235,366
2.45%, 11/01/22 (Call 08/01/22)	400	354,646
3.00%, 04/01/16	400	418,272
3.50%, 11/01/21	814	803,322
3.65%, 09/14/18	3,250	3,455,479
3.85%, 11/01/42 (Call 05/01/42)	1,650	1,308,036
5.15%, 09/15/23	2,200	2,349,394
5.55%, 02/15/16	470	515,727
6.00%, 04/01/41	450	477,375
6.10%, 04/15/18	370	430,520
6.40%, 09/15/33	2,000	2,222,013
6.40%, 02/15/38	350	386,152
6.55%, 09/15/43	1,577	1,789,316
7.75%, 12/01/30	475	593,051
8.75%, 11/01/18	302	388,179
Verizon Global Funding Corp.
5.85%, 09/15/35	480	499,039

		33,135,352

87

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

ELECTRIC UTILITIES — 4.11%
Alabama Power Co.
3.38%, 10/01/20	$175	$180,748
4.10%, 01/15/42	450	407,198
6.00%, 03/01/39	350	413,135
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	750	737,316
Appalachian Power Co.
7.00%, 04/01/38	200	241,068
Arizona Public Service Co.
4.50%, 04/01/42 (Call 10/01/41)	350	335,832
5.80%, 06/30/14	90	92,589
Cleveland Electric Illuminating Co. (The) Series D
7.88%, 11/01/17	250	304,170
Commonwealth Edison Co.
1.95%, 09/01/16 (Call 08/01/16)	100	102,176
3.40%, 09/01/21 (Call 06/01/21)	200	201,456
5.80%, 03/15/18	165	192,574
6.45%, 01/15/38	500	611,878
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	150	139,012
Detroit Edison Co. (The)
5.70%, 10/01/37	550	622,863
Duke Energy Carolinas LLC
3.90%, 06/15/21 (Call 03/15/21)	450	475,823
4.25%, 12/15/41 (Call 06/15/41)	610	575,597
6.05%, 04/15/38	182	215,531
Duke Energy Corp.
1.63%, 08/15/17	500	497,963
2.15%, 11/15/16	450	460,478
3.05%, 08/15/22 (Call 05/15/22)[a]	300	286,187
3.55%, 09/15/21 (Call 06/15/21)	200	202,821
3.95%, 09/15/14	162	166,265
Duke Energy Florida Inc.
3.85%, 11/15/42 (Call 05/15/42)	900	791,695
5.65%, 04/01/40	200	229,721
6.40%, 06/15/38	147	181,586
Duke Energy Indiana Inc.
6.35%, 08/15/38	200	245,769
Duke Energy Progress Inc.
5.30%, 01/15/19	200	229,991
Edison International
3.75%, 09/15/17	200	212,414
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	300	310,683
Entergy Louisiana LLC
1.88%, 12/15/14	255	258,309
Entergy Texas Inc.
7.13%, 02/01/19[a]	350	418,813
Exelon Corp.
4.90%, 06/15/15	457	481,840
FirstEnergy Solutions Corp.
6.05%, 08/15/21[a]	350	375,723
6.80%, 08/15/39	400	396,888
Florida Power & Light Co.
5.25%, 02/01/41 (Call 08/01/40)	250	272,221
5.95%, 02/01/38	475	559,138

Security	Principal (000s)	Value

5.96%, 04/01/39	$360	$422,949
Georgia Power Co.
4.30%, 03/15/42	370	335,471
5.40%, 06/01/40	200	211,262
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	50	53,089
Iberdrola International BV
6.75%, 07/15/36	200	217,017
Indiana Michigan Power Co.
7.00%, 03/15/19	200	241,139
Interstate Power & Light Co.
6.25%, 07/15/39	100	119,348
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	200	202,485
Kentucky Utilities Co.
1.63%, 11/01/15	50	50,860
5.13%, 11/01/40 (Call 05/01/40)	110	117,483
LG&E and KU Energy LLC
2.13%, 11/15/15	200	203,877
4.38%, 10/01/21 (Call 07/01/21)	400	414,278
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	250	289,411
6.13%, 04/01/36	388	437,066
6.50%, 09/15/37	550	641,592
Nevada Power Co.
6.65%, 04/01/36	250	306,497
7.13%, 03/15/19[a]	460	570,203
NextEra Energy Capital Holdings Inc.
1.20%, 06/01/15	155	155,761
4.50%, 06/01/21 (Call 03/01/21)[a]	600	627,494
6.00%, 03/01/19[a]	150	172,575
Nisource Finance Corp.
4.45%, 12/01/21 (Call 09/01/21)	500	515,541
5.80%, 02/01/42 (Call 08/01/41)	100	102,593
6.40%, 03/15/18	290	336,241
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	250	230,650
5.50%, 03/15/40	125	140,735
Oglethorpe Power Corp.
5.25%, 09/01/50	200	196,350
5.38%, 11/01/40	295	301,830
Ohio Power Co. Series M
5.38%, 10/01/21[a]	310	348,552
Oklahoma Gas & Electric Co.
5.25%, 05/15/41 (Call 11/15/40)	205	220,040
Oncor Electric Delivery Co. LLC
6.80%, 09/01/18	150	179,167
7.00%, 09/01/22	295	357,531
7.50%, 09/01/38	500	657,862
Pacific Gas & Electric Co.
5.40%, 01/15/40	305	319,752
6.05%, 03/01/34	225	255,976
6.25%, 03/01/39	550	638,010
8.25%, 10/15/18	350	445,661
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	750	731,727
3.85%, 06/15/21 (Call 03/15/21)	260	272,263
6.00%, 01/15/39	500	585,890
Portland General Electric Co.
6.10%, 04/15/19	200	237,763
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	150	149,044
5.20%, 07/15/41 (Call 01/15/41)	400	429,582

88

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	$200	$213,302
7.75%, 03/01/31	350	452,506
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	750	691,099
4.75%, 08/15/41 (Call 02/15/41)	50	51,047
Public Service Co. of Oklahoma
4.40%, 02/01/21	200	213,375
South Carolina Electric & Gas Co.
6.05%, 01/15/38	250	293,808
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)[a]	200	212,473
5.50%, 08/15/18[a]	300	349,286
5.50%, 03/15/40	350	391,204
5.75%, 04/01/35	260	299,817
6.00%, 01/15/34	112	132,206
Southern Co. (The)
1.95%, 09/01/16	475	484,039
2.38%, 09/15/15[a]	200	205,330
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)	400	390,445
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	500	468,280
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	250	267,797
UIL Holdings Corp.
4.63%, 10/01/20	100	103,143
Union Electric Co.
6.70%, 02/01/19[a]	460	562,097
Virginia Electric and Power Co.
2.95%, 01/15/22 (Call 10/15/21)	400	391,701
5.40%, 04/30/18[a]	336	386,501
8.88%, 11/15/38	255	396,816
Series A
6.00%, 05/15/37	300	352,043
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)	50	46,195
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	200	198,038
4.25%, 12/15/19	450	495,507
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	600	662,395
6.50%, 07/01/36	400	476,761

		35,057,299

ELECTRICAL EQUIPMENT — 0.38%
ABB Finance (USA) Inc.
1.63%, 05/08/17	90	90,409
2.88%, 05/08/22	250	240,044
Eaton Corp. PLC
1.50%, 11/02/17	500	494,369
4.00%, 11/02/32[a]	600	557,431
5.60%, 05/15/18[a]	212	239,652
Emerson Electric Co.
4.25%, 11/15/20	250	273,719
5.00%, 04/15/19	300	338,945
Rockwell Automation Inc.
6.70%, 01/15/28	125	158,146
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	500	465,818
Tyco Electronics Group SA
3.50%, 02/03/22 (Call 11/03/21)[a]	150	144,178
6.55%, 10/01/17	177	204,312

		3,207,023

Security	Principal (000s)	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.23%
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	$300	$293,796
Arrow Electronics Inc.
3.38%, 11/01/15	72	74,652
4.50%, 03/01/23 (Call 12/01/22)	250	243,663
Avnet Inc.
4.88%, 12/01/22	350	352,096
Corning Inc.
5.75%, 08/15/40	350	390,446
Ingram Micro Inc.
5.25%, 09/01/17[a]	150	161,886
Jabil Circuit Inc.
4.70%, 09/15/22[a]	450	435,938

		1,952,477

ENERGY EQUIPMENT & SERVICES — 1.17%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	350	351,362
5.13%, 09/15/40	300	316,286
7.50%, 11/15/18	90	113,296
Cameron International Corp.
4.50%, 06/01/21 (Call 03/01/21)	500	532,994
Diamond Offshore Drilling Inc.
5.88%, 05/01/19	250	294,448
Ensco PLC
3.25%, 03/15/16	100	104,907
4.70%, 03/15/21	400	426,850
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	300	298,077
4.50%, 11/15/41 (Call 05/15/41)	300	285,740
6.15%, 09/15/19	150	180,327
7.45%, 09/15/39	375	503,015
Nabors Industries Inc.
4.63%, 09/15/21	350	351,859
6.15%, 02/15/18	300	339,485
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	600	558,958
3.95%, 12/01/42 (Call 06/01/42)	92	81,045
Noble Holding International Ltd.
3.95%, 03/15/22[a]	250	246,644
4.63%, 03/01/21	80	83,411
4.90%, 08/01/20[a]	250	266,925
6.20%, 08/01/40	200	208,995
Pride International Inc.
6.88%, 08/15/20	500	600,302
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	240	246,431
5.00%, 09/01/17	100	109,498
Transocean Inc.
4.95%, 11/15/15	250	268,217
6.00%, 03/15/18	371	420,111
6.38%, 12/15/21	450	505,337
6.50%, 11/15/20	100	113,216
6.80%, 03/15/38	250	271,534
7.35%, 12/15/41	85	100,298
7.50%, 04/15/31	250	283,850

89

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[a]	$250	$251,858
6.35%, 06/15/17	171	195,731
6.50%, 08/01/36	200	208,134
6.75%, 09/15/40	550	586,688
9.63%, 03/01/19	187	241,595

		9,947,424

FOOD & STAPLES RETAILING — 1.53%
Costco Wholesale Corp.
1.13%, 12/15/17	250	248,101
1.70%, 12/15/19	550	534,565
5.50%, 03/15/17	168	190,940
CVS Caremark Corp.
5.75%, 06/01/17	550	628,831
5.75%, 05/15/41 (Call 11/15/40)	650	708,114
6.13%, 08/15/16	171	192,989
6.25%, 06/01/27	298	351,589
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
4.13%, 04/10/19	250	260,436
6.50%, 06/15/17[a]	300	341,612
Kroger Co. (The)
2.20%, 01/15/17	350	358,320
3.40%, 04/15/22 (Call 01/15/22)	350	337,293
5.40%, 07/15/40 (Call 01/15/40)	250	249,508
7.50%, 01/15/14	80	80,631
7.50%, 04/01/31	350	430,057
Safeway Inc.
3.95%, 08/15/20	650	652,165
Sysco Corp.
0.55%, 06/12/15	500	500,762
6.63%, 03/17/39	100	125,465
Wal-Mart Stores Inc.
0.60%, 04/11/16	250	250,330
1.13%, 04/11/18	500	490,888
1.50%, 10/25/15	334	339,798
2.80%, 04/15/16	650	681,211
3.25%, 10/25/20	400	412,681
4.00%, 04/11/43 (Call 10/11/42)[a]	500	444,004
4.25%, 04/15/21	312	338,855
5.00%, 10/25/40	320	331,385
5.25%, 09/01/35	385	412,874
5.63%, 04/15/41	700	785,847
6.20%, 04/15/38	1,000	1,197,580
6.50%, 08/15/37	340	423,299
Walgreen Co.
3.10%, 09/15/22	450	423,019
5.25%, 01/15/19	300	340,062

		13,063,211

FOOD PRODUCTS — 1.37%
Archer-Daniels-Midland Co.
5.38%, 09/15/35	421	446,767
5.45%, 03/15/18	122	140,195
5.77%, 03/01/41	250	279,728
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	350	370,445
8.50%, 06/15/19	300	375,119
Campbell Soup Co.
3.05%, 07/15/17	500	523,812
ConAgra Foods Inc.

Security	Principal (000s)	Value

1.30%, 01/25/16	$212	$213,513
3.20%, 01/25/23 (Call 10/25/22)	400	372,973
3.25%, 09/15/22	750	706,380
4.95%, 08/15/20	100	108,955
7.00%, 04/15/19[a]	300	362,614
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)[a]	700	688,147
5.20%, 03/17/15	250	264,838
5.65%, 02/15/19	187	217,973
Hershey Co. (The)
1.50%, 11/01/16	162	163,046
4.13%, 12/01/20	100	108,090
Ingredion Inc.
4.63%, 11/01/20	150	157,999
Kellogg Co.
1.75%, 05/17/17	200	202,094
1.88%, 11/17/16	160	163,585
2.75%, 03/01/23	350	320,463
4.00%, 12/15/20[a]	330	346,681
Series B
7.45%, 04/01/31	222	281,132
Kraft Foods Group Inc.
2.25%, 06/05/17	370	379,472
3.50%, 06/06/22	600	585,204
6.88%, 01/26/39	352	430,554
McCormick & Co. Inc.
3.90%, 07/15/21 (Call 04/15/21)	80	83,802
Mead Johnson Nutrition Co.
4.90%, 11/01/19	350	386,023
Mondelez International Inc.
4.13%, 02/09/16	542	579,262
5.38%, 02/10/20	750	848,022
6.13%, 02/01/18	172	202,647
6.13%, 08/23/18	200	238,440
6.50%, 02/09/40	250	291,655
6.88%, 02/01/38	450	541,466
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	292	298,389

		11,679,485

GAS UTILITIES — 0.29%
AGL Capital Corp.
5.25%, 08/15/19	200	226,920
5.88%, 03/15/41 (Call 09/15/40)	200	225,222
Atmos Energy Corp.
4.15%, 01/15/43 (Call 07/15/42)	250	226,153
5.50%, 06/15/41 (Call 12/15/40)	100	109,513
8.50%, 03/15/19	132	170,328
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)[a]	431	466,639
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	250	243,453
4.90%, 12/01/21 (Call 09/01/21)	120	126,138
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	410	387,136
Questar Corp.
2.75%, 02/01/16	50	51,366
Southern Natural Gas Co. LLC
5.90%, 04/01/17[b]	228	258,353

		2,491,221

90

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 0.95%
Abbott Laboratories
4.13%, 05/27/20	$200	$216,955
5.13%, 04/01/19	196	223,121
5.30%, 05/27/40	268	293,782
Baxter International Inc.
1.85%, 01/15/17	800	819,138
5.38%, 06/01/18	350	399,479
Becton, Dickinson and Co.
3.25%, 11/12/20	400	406,418
Boston Scientific Corp.
6.00%, 01/15/20	550	636,894
CareFusion Corp.
5.13%, 08/01/14	212	218,194
Covidien International Finance SA
6.00%, 10/15/17	550	636,490
6.55%, 10/15/37	220	273,846
CR Bard Inc.
1.38%, 01/15/18	300	293,914
2.88%, 01/15/16	100	104,177
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	100	100,538
Medtronic Inc.
1.38%, 04/01/18	550	542,361
3.00%, 03/15/15	292	301,481
3.13%, 03/15/22 (Call 12/15/21)	400	393,740
4.45%, 03/15/20	300	329,398
5.55%, 03/15/40	140	154,159
5.60%, 03/15/19	250	286,444
St. Jude Medical Inc.
2.50%, 01/15/16	100	103,112
4.75%, 04/15/43 (Call 10/15/42)	400	378,150
Stryker Corp.
1.30%, 04/01/18	162	159,780
2.00%, 09/30/16	300	310,023
Zimmer Holdings Inc.
3.38%, 11/30/21 (Call 08/30/21)	500	494,218

		8,075,812
HEALTH CARE PROVIDERS & SERVICES — 1.56%
Aetna Inc.
1.75%, 05/15/17 (Call 04/15/17)	212	212,504
2.75%, 11/15/22 (Call 08/15/22)	600	555,042
3.95%, 09/01/20[a]	100	105,497
4.13%, 06/01/21 (Call 03/01/21)[a]	250	263,736
6.63%, 06/15/36	262	318,614
AmerisourceBergen Corp.
3.50%, 11/15/21 (Call 08/15/21)	300	299,123
5.88%, 09/15/15	185	200,844
Cardinal Health Inc.
1.90%, 06/15/17[a]	250	252,926
3.20%, 06/15/22[a]	230	219,330
Cigna Corp.
4.38%, 12/15/20 (Call 09/15/20)[a]	150	160,615
4.50%, 03/15/21 (Call 12/15/20)	262	280,591
5.13%, 06/15/20	237	264,577
5.38%, 02/15/42 (Call 08/15/41)	300	313,805
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	150	167,733
Express Scripts Holding Co.
2.10%, 02/12/15	130	132,056

Security	Principal (000s)	Value

2.65%, 02/15/17	$200	$207,369
3.13%, 05/15/16	250	262,270
3.50%, 11/15/16	300	319,581
3.90%, 02/15/22	210	211,573
4.75%, 11/15/21	330	352,693
6.13%, 11/15/41	92	103,529
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	212	198,610
6.45%, 06/01/16	210	236,387
7.20%, 06/15/18	300	362,452
Laboratory Corp. of America Holdings
3.13%, 05/15/16	155	160,579
3.75%, 08/23/22 (Call 05/23/22)	250	244,659
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	212	192,892
4.75%, 03/01/21 (Call 12/01/20)	200	215,315
5.70%, 03/01/17	171	191,158
6.00%, 03/01/41 (Call 09/01/40)	250	280,113
Medco Health Solutions Inc.
2.75%, 09/15/15	450	465,308
7.13%, 03/15/18	250	300,246
Quest Diagnostics Inc.
4.70%, 04/01/21	200	206,343
5.45%, 11/01/15	155	167,690
6.95%, 07/01/37	250	275,916
UnitedHealth Group Inc.
2.75%, 02/15/23 (Call 11/15/22)	600	556,197
4.63%, 11/15/41 (Call 05/15/41)	200	189,900
4.70%, 02/15/21 (Call 11/15/20)	350	384,895
5.38%, 03/15/16[a]	250	274,783
5.80%, 03/15/36	224	249,069
6.00%, 02/15/18	218	255,510
6.88%, 02/15/38	250	312,746
WellPoint Inc.
1.88%, 01/15/18[a]	270	269,532
3.70%, 08/15/21 (Call 05/15/21)	402	404,876
4.35%, 08/15/20	200	213,247
4.63%, 05/15/42	500	460,054
5.25%, 01/15/16	450	489,819
6.38%, 06/15/37	450	520,377

		13,282,681
HOTELS, RESTAURANTS & LEISURE — 0.40%
Darden Restaurants Inc.
4.50%, 10/15/21	162	154,316
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	175	163,759
5.38%, 08/15/21 (Call 05/15/21)	132	142,632
International Game Technology
7.50%, 06/15/19[a]	150	177,576
Marriott International Inc.
3.00%, 03/01/19 (Call 12/01/18)	200	204,503
3.25%, 09/15/22 (Call 06/15/22)	250	236,348
McDonald’s Corp.
2.63%, 01/15/22	350	335,886
5.35%, 03/01/18	185	213,071
6.30%, 10/15/37	150	185,110
6.30%, 03/01/38	430	531,506
Starbucks Corp.
3.85%, 10/01/23 (Call 07/01/23)	200	201,744
Wyndham Worldwide Corp.
2.95%, 03/01/17 (Call 02/01/17)	200	205,064
4.25%, 03/01/22 (Call 12/01/21)	150	146,498

91

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	$200	$199,150
5.30%, 09/15/19	250	277,827
6.25%, 03/15/18	29	34,016

		3,409,006
HOUSEHOLD DURABLES — 0.13%
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	250	238,031
Newell Rubbermaid Inc.
4.00%, 06/15/22 (Call 03/15/22)	162	160,354
4.70%, 08/15/20	100	106,238
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	250	245,573
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	200	203,251
Whirlpool Corp.
4.85%, 06/15/21[a]	155	166,712

		1,120,159
HOUSEHOLD PRODUCTS — 0.56%
Church & Dwight Co. Inc.
3.35%, 12/15/15	50	51,799
Clorox Co. (The)
3.80%, 11/15/21	550	555,937
Colgate-Palmolive Co.
1.30%, 01/15/17	600	600,204
2.95%, 11/01/20	250	252,461
Energizer Holdings Inc.
4.70%, 05/24/22	250	253,626
Kimberly-Clark Corp.
2.40%, 06/01/23	350	321,996
6.13%, 08/01/17	325	379,707
6.63%, 08/01/37	150	189,362
Procter & Gamble Co. (The)
1.45%, 08/15/16	340	346,971
2.30%, 02/06/22	500	473,290
3.50%, 02/15/15	327	339,501
4.70%, 02/15/19	450	512,188
5.55%, 03/05/37	428	494,827

		4,771,869
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.36%
Constellation Energy Group Inc.
4.55%, 06/15/15	434	455,284
Exelon Generation Co. LLC
5.20%, 10/01/19	250	273,774
5.35%, 01/15/14	184	184,991
5.60%, 06/15/42 (Call 12/15/41)	305	287,994
6.25%, 10/01/39[a]	500	505,490
PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	200	193,567
6.20%, 05/15/16	272	301,356
PSEG Power LLC
4.15%, 09/15/21 (Call 06/15/21)	100	101,712
Southern Power Co.
5.15%, 09/15/41	100	99,063
Series D
4.88%, 07/15/15	250	265,882

Security	Principal (000s)	Value

TransAlta Corp.
4.75%, 01/15/15	$360	$374,323

		3,043,436
INDUSTRIAL CONGLOMERATES — 0.59%
3M Co.
1.38%, 09/29/16	150	153,239
5.70%, 03/15/37	500	584,903
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	250	239,106
Danaher Corp.
2.30%, 06/23/16	50	51,570
3.90%, 06/23/21 (Call 03/23/21)	210	220,631
5.40%, 03/01/19	300	345,914
General Electric Co.
0.85%, 10/09/15	300	301,659
2.70%, 10/09/22	250	237,404
4.13%, 10/09/42	750	686,239
5.25%, 12/06/17	543	622,289
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	200	237,543
Koninklijke Philips NV
3.75%, 03/15/22	200	201,807
5.00%, 03/15/42	250	248,345
5.75%, 03/11/18	312	362,670
Parker Hannifin Corp. Series A
6.25%, 05/15/38	100	120,512
Pentair Finance SA
2.65%, 12/01/19	182	173,735
3.15%, 09/15/22 (Call 06/15/22)	250	229,265

		5,016,831
INSURANCE — 3.45%
ACE INA Holdings Inc.
2.60%, 11/23/15	320	331,152
5.88%, 06/15/14	90	92,610
5.90%, 06/15/19	200	235,661
Aflac Inc.
6.45%, 08/15/40	150	177,775
8.50%, 05/15/19	550	711,168
Alleghany Corp.
4.95%, 06/27/22	150	157,558
5.63%, 09/15/20	100	108,382
Allstate Corp. (The)
5.00%, 08/15/14	90	92,860
5.55%, 05/09/35	454	501,610
7.45%, 05/16/19[a]	112	141,501
American International Group Inc.
3.80%, 03/22/17	260	277,585
4.88%, 09/15/16	260	285,796
4.88%, 06/01/22	500	540,911
5.05%, 10/01/15	800	859,920
5.85%, 01/16/18	234	270,109
6.25%, 03/15/87	700	700,000
6.40%, 12/15/20	370	439,157
8.18%, 05/15/68 (Call 05/15/38)[d]	450	540,000
8.25%, 08/15/18	800	1,011,557
Aon PLC
5.00%, 09/30/20	250	273,513
6.25%, 09/30/40	465	532,678

92

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Aspen Insurance Holdings Ltd.
6.00%, 12/15/20[a]	$100	$111,240
AXA SA
8.60%, 12/15/30	400	489,000
Axis Specialty Finance LLC
5.88%, 06/01/20	250	275,962
Berkshire Hathaway Finance Corp.
3.20%, 02/11/15	400	413,234
4.40%, 05/15/42	400	367,534
5.40%, 05/15/18[a]	415	477,943
5.75%, 01/15/40	250	277,800
Berkshire Hathaway Inc.
1.55%, 02/09/18	350	348,042
1.90%, 01/31/17	500	510,224
4.50%, 02/11/43	350	327,653
Chubb Corp. (The)
5.75%, 05/15/18	575	667,573
6.50%, 05/15/38	250	311,460
CNA Financial Corp.
5.88%, 08/15/20	202	230,541
Fidelity National Financial Inc.
5.50%, 09/01/22	250	261,595
Genworth Holdings Inc.
5.75%, 06/15/14	155	159,696
6.52%, 05/22/18[a]	132	151,957
7.63%, 09/24/21[a]	400	481,772
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21[a]	200	220,491
Hartford Financial Services Group Inc.
5.13%, 04/15/22	600	661,400
6.63%, 03/30/40	292	355,437
Infinity Property & Casualty Corp.
5.00%, 09/19/22	250	248,361
Kemper Corp.
6.00%, 11/30/15	100	107,753
Lincoln National Corp.
4.20%, 03/15/22	262	269,524
4.85%, 06/24/21	50	53,789
7.00%, 06/15/40	250	315,066
8.75%, 07/01/19	375	486,447
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	500	453,980
Manulife Financial Corp.
4.90%, 09/17/20[a]	250	267,209
Markel Corp.
5.35%, 06/01/21	300	328,209
Marsh & McLennan Companies Inc.
4.80%, 07/15/21 (Call 04/15/21)	200	214,319
5.75%, 09/15/15	173	187,661
MetLife Inc.
3.05%, 12/15/22	240	227,579
4.75%, 02/08/21	350	383,571
5.00%, 06/15/15	390	415,810
5.88%, 02/06/41	200	226,044
6.40%, 12/15/66 (Call 12/15/31)	315	324,450
6.75%, 06/01/16	150	171,469
7.72%, 02/15/19	750	944,480
Series D
4.37%, 09/15/23	1,000	1,038,473
Principal Financial Group Inc.
1.85%, 11/15/17	162	161,761
3.13%, 05/15/23	250	234,943
3.30%, 09/15/22	300	287,951

Security	Principal (000s)	Value

6.05%, 10/15/36	$132	$150,484
Progressive Corp. (The)
3.75%, 08/23/21[a]	400	411,561
6.70%, 06/15/67 (Call 06/15/17)[d]	90	97,200
Protective Life Corp.
8.45%, 10/15/39	250	319,537
Prudential Financial Inc.
3.00%, 05/12/16	105	109,690
5.63%, 06/15/43 (Call 06/15/23)[d]	450	441,000
5.70%, 12/14/36	285	307,459
5.88%, 09/15/42 (Call 09/15/22)[d]	250	253,125
7.38%, 06/15/19	300	373,645
8.88%, 06/15/38 (Call 06/15/18)[d]	250	302,500
Series B
5.10%, 09/20/14	250	258,978
Series D
4.75%, 09/17/15	250	267,463
6.00%, 12/01/17	250	289,419
6.63%, 12/01/37	105	126,796
Reinsurance Group of America Inc.
5.00%, 06/01/21	400	425,904
Torchmark Corp.
9.25%, 06/15/19	125	162,818
Transatlantic Holdings Inc.
8.00%, 11/30/39	250	309,111
Travelers Companies Inc. (The)
5.80%, 05/15/18	285	331,754
5.90%, 06/02/19	300	354,864
6.25%, 06/15/37	250	300,242
Travelers Property Casualty Corp.
6.38%, 03/15/33	150	180,262
Unum Group
7.13%, 09/30/16	175	200,109
WR Berkley Corp.
4.63%, 03/15/22	105	107,777
5.38%, 09/15/20[a]	200	216,291
XLIT Ltd.
5.25%, 09/15/14	200	207,280
5.75%, 10/01/21	112	127,139

		29,363,314
INTERNET & CATALOG RETAIL — 0.10%
Amazon.com Inc.
0.65%, 11/27/15	162	162,064
1.20%, 11/29/17	250	246,253
Expedia Inc.
5.95%, 08/15/20[a]	300	321,000
QVC Inc.
4.38%, 03/15/23	162	152,900

		882,217
INTERNET SOFTWARE & SERVICES — 0.16%eBay Inc.
1.35%, 07/15/17	330	331,062
1.63%, 10/15/15	140	142,931
2.60%, 07/15/22 (Call 04/15/22)	300	278,723
3.25%, 10/15/20 (Call 07/15/20)[a]	100	101,588
Google Inc.
2.13%, 05/19/16	300	311,307
3.63%, 05/19/21	200	209,092

		1,374,703

93

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

IT SERVICES — 0.95%
Computer Sciences Corp.
6.50%, 03/15/18	$240	$277,123
Fidelity National Information Services Inc.
2.00%, 04/15/18	250	244,965
5.00%, 03/15/22 (Call 03/15/17)	350	357,311
Fiserv Inc.
3.13%, 06/15/16	25	26,153
3.50%, 10/01/22 (Call 07/01/22)	162	152,868
4.75%, 06/15/21	350	365,953
International Business Machines Corp.
0.55%, 02/06/15	500	501,354
0.88%, 10/31/14	750	754,111
1.25%, 02/06/17	500	494,764
1.25%, 02/08/18	300	296,982
1.95%, 07/22/16	600	619,535
2.90%, 11/01/21[a]	500	493,286
4.00%, 06/20/42	290	256,450
5.60%, 11/30/39	642	711,326
5.70%, 09/14/17	784	908,542
7.63%, 10/15/18	570	719,976
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)	200	203,099
Western Union Co. (The)
3.65%, 08/22/18	250	256,670
5.25%, 04/01/20	160	169,802
5.93%, 10/01/16	230	256,093

		8,066,363
LEISURE EQUIPMENT & PRODUCTS — 0.05%
Mattel Inc.
2.50%, 11/01/16	100	103,354
3.15%, 03/15/23 (Call 12/15/22)[a]	275	258,180
4.35%, 10/01/20	100	105,793

		467,327
LIFE SCIENCES TOOLS & SERVICES — 0.27%
Agilent Technologies Inc.
5.00%, 07/15/20	500	537,778
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	150	162,180
6.00%, 03/01/20	300	341,896
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	50	51,177
Thermo Fisher Scientific Inc.
2.25%, 08/15/16	312	320,325
3.20%, 03/01/16	312	326,350
4.50%, 03/01/21[a]	500	528,718

		2,268,424
MACHINERY — 0.66%
Caterpillar Inc.
3.90%, 05/27/21	500	525,105
5.20%, 05/27/41	750	788,016
5.70%, 08/15/16	540	608,132
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	240	227,743
4.38%, 10/16/19	200	225,035
5.38%, 10/16/29	350	394,515

Security	Principal (000s)	Value

Dover Corp.
5.38%, 10/15/35	$85	$91,405
5.38%, 03/01/41 (Call 12/01/40)	250	269,167
5.45%, 03/15/18	100	115,361
Harsco Corp.
2.70%, 10/15/15	140	140,711
5.75%, 05/15/18	250	266,336
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	100	101,594
4.88%, 09/15/41 (Call 03/15/41)	100	100,919
6.25%, 04/01/19	162	193,591
Joy Global Inc.
5.13%, 10/15/21[a]	300	316,524
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	350	345,351
Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	50	52,970
Stanley Black & Decker Inc.
2.90%, 11/01/22[a]	500	471,949
3.40%, 12/01/21 (Call 09/01/21)[a]	122	121,220
Xylem Inc.
3.55%, 09/20/16	260	274,839

		5,630,483
MEDIA — 3.53%
21st Century Fox America Inc.
4.50%, 02/15/21	400	428,096
5.30%, 12/15/14	322	337,512
6.15%, 02/15/41	550	607,261
6.65%, 11/15/37	426	493,053
6.90%, 08/15/39	625	733,632
CBS Corp.
1.95%, 07/01/17	350	354,385
3.38%, 03/01/22 (Call 12/01/21)	500	481,877
5.75%, 04/15/20	230	258,031
7.88%, 07/30/30	270	332,155
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	325	456,067
Comcast Corp.
4.25%, 01/15/33	500	465,004
4.65%, 07/15/42	1,200	1,104,944
5.15%, 03/01/20	400	450,062
5.70%, 07/01/19	292	342,419
5.90%, 03/15/16	550	611,572
6.45%, 03/15/37	275	318,469
6.95%, 08/15/37	365	442,127
COX Communications Inc.
5.45%, 12/15/14	184	193,090
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	550	578,825
3.80%, 03/15/22	550	526,436
4.75%, 10/01/14	160	165,362
5.00%, 03/01/21	600	626,177
5.15%, 03/15/42	500	441,579
5.20%, 03/15/20	300	323,415
5.88%, 10/01/19	100	113,451
6.00%, 08/15/40 (Call 05/15/40)	90	87,499
6.38%, 03/01/41	200	204,188
Discovery Communications LLC
4.38%, 06/15/21	700	731,189
5.05%, 06/01/20	300	330,631
6.35%, 06/01/40	162	180,758

94

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Grupo Televisa SAB de CV CPO
6.63%, 03/18/25	$550	$629,334
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	212	196,443
4.00%, 03/15/22	100	95,617
NBCUniversal Media LLC
2.88%, 04/01/16	500	522,230
3.65%, 04/30/15	500	521,799
4.38%, 04/01/21	212	227,553
5.15%, 04/30/20	600	676,896
5.95%, 04/01/41	200	216,700
6.40%, 04/30/40	500	580,547
Omnicom Group Inc.
3.63%, 05/01/22	500	486,969
4.45%, 08/15/20	200	210,742
5.90%, 04/15/16	85	94,625
Scripps Networks Interactive Inc.
2.70%, 12/15/16	200	208,537
Thomson Reuters Corp.
3.95%, 09/30/21 (Call 06/30/21)	200	201,436
6.50%, 07/15/18	292	343,531
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)[a]	302	283,843
5.00%, 02/01/20	300	305,679
5.50%, 09/01/41 (Call 03/01/41)	650	534,457
5.85%, 05/01/17	400	440,318
6.55%, 05/01/37	513	477,468
6.75%, 07/01/18	250	280,870
6.75%, 06/15/39	500	473,100
7.30%, 07/01/38	350	349,425
7.50%, 04/01/14	160	163,486
8.25%, 04/01/19	530	619,464
Time Warner Inc.
3.15%, 07/15/15	200	207,823
3.40%, 06/15/22[a]	1,050	1,023,925
4.75%, 03/29/21	210	225,532
4.88%, 03/15/20	190	208,078
5.88%, 11/15/16	450	510,010
6.10%, 07/15/40	450	483,279
6.25%, 03/29/41	108	118,338
7.63%, 04/15/31	650	810,473
7.70%, 05/01/32	197	248,540
Viacom Inc.
1.25%, 02/27/15	150	150,793
3.50%, 04/01/17[a]	250	265,449
3.88%, 12/15/21[a]	900	902,008
4.50%, 03/01/21	200	211,487
5.85%, 09/01/43 (Call 03/01/43)	452	467,202
6.88%, 04/30/36	212	241,424
Walt Disney Co. (The)
0.88%, 12/01/14	172	172,952
1.10%, 12/01/17	352	347,923
1.13%, 02/15/17	262	259,189
2.35%, 12/01/22	200	184,684
3.70%, 12/01/42	500	423,818
4.38%, 08/16/41	150	142,177
5.50%, 03/15/19	250	288,555
7.00%, 03/01/32	85	109,832
WPP Finance 2010
4.75%, 11/21/21	200	209,980

		30,073,806

Security	Principal (000s)	Value

METALS & MINING — 2.38%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)[a]	$392	$400,520
5.55%, 02/01/17	171	185,209
5.72%, 02/23/19	400	428,462
5.95%, 02/01/37	221	206,934
6.15%, 08/15/20	160	170,901
Allegheny Technologies Inc.
9.38%, 06/01/19	150	184,961
Barrick Gold Corp.
3.85%, 04/01/22	300	270,752
6.95%, 04/01/19	262	306,463
Barrick North America Finance LLC
4.40%, 05/30/21	800	768,248
5.70%, 05/30/41	850	725,644
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	500	503,248
2.88%, 02/24/22	1,100	1,059,401
6.50%, 04/01/19	605	733,903
Cliffs Natural Resources Inc.
3.95%, 01/15/18[a]	300	304,109
4.80%, 10/01/20[a]	200	198,011
4.88%, 04/01/21 (Call 01/01/21)[a]	203	198,736
Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15	150	150,857
2.15%, 03/01/17	300	302,645
2.38%, 03/15/18	500	499,308
3.10%, 03/15/20	750	725,929
3.55%, 03/01/22 (Call 12/01/21)	500	465,499
5.45%, 03/15/43 (Call 09/15/42)	750	702,105
Glencore Canada Corp.
5.50%, 06/15/17[a]	250	274,903
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)[a]	210	195,125
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	350	302,986
4.88%, 03/15/42 (Call 09/15/41)	250	186,914
5.13%, 10/01/19	130	137,267
6.25%, 10/01/39	450	399,465
Nucor Corp.
5.75%, 12/01/17[a]	475	542,386
6.40%, 12/01/37[a]	250	278,222
Rio Tinto Finance (USA) Ltd.
2.25%, 09/20/16	500	514,791
3.75%, 09/20/21	450	450,819
5.20%, 11/02/40	400	400,924
6.50%, 07/15/18	255	304,062
8.95%, 05/01/14	92	95,127
9.00%, 05/01/19	182	239,534
Rio Tinto Finance (USA) PLC
1.13%, 03/20/15	500	505,535
2.88%, 08/21/22 (Call 05/21/22)[a]	850	787,730
4.13%, 08/21/42 (Call 02/21/42)	200	171,150
4.75%, 03/22/42 (Call 09/22/41)	250	235,861
Southern Copper Corp.
3.50%, 11/08/22	210	193,813
6.75%, 04/16/40	350	334,899
7.50%, 07/27/35	300	312,664
Teck Resources Ltd.
3.00%, 03/01/19	200	200,587
3.85%, 08/15/17	50	53,123
4.75%, 01/15/22 (Call 10/15/21)	284	286,036
5.40%, 02/01/43 (Call 08/01/42)	500	449,492
6.13%, 10/01/35	212	204,118

95

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Vale Overseas Ltd.
4.38%, 01/11/22	$700	$673,694
4.63%, 09/15/20[a]	250	255,578
6.25%, 01/23/17	539	603,404
6.88%, 11/21/36	776	793,284
Vale SA
5.63%, 09/11/42[a]	500	442,512

		20,317,850
MULTI-UTILITIES — 0.99%
Consolidated Edison Co. of New York Inc.
3.95%, 03/01/43 (Call 09/01/42)	500	443,786
5.50%, 12/01/39	180	201,085
6.30%, 08/15/37	298	365,026
6.65%, 04/01/19	200	244,113
Consumers Energy Co.
3.38%, 08/15/23 (Call 05/15/23)	125	123,594
6.70%, 09/15/19	850	1,049,577
Dominion Resources Inc.
4.45%, 03/15/21	225	240,995
7.00%, 06/15/38[a]	250	313,452
8.88%, 01/15/19	200	258,825
Series B
2.75%, 09/15/22 (Call 06/15/22)[a]	260	242,677
Series C
5.15%, 07/15/15	107	114,360
Integrys Energy Group Inc.
4.17%, 11/01/20	100	105,071
National Grid PLC
6.30%, 08/01/16	400	452,879
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	250	228,618
5.50%, 03/01/40	260	292,703
Series D
5.70%, 12/01/36	250	288,247
Series G
0.85%, 08/15/14	325	326,128
Puget Sound Energy Inc.
5.76%, 10/01/39	250	286,662
5.76%, 07/15/40	250	287,491
San Diego Gas & Electric Co.
3.00%, 08/15/21	200	200,100
3.95%, 11/15/41	450	409,931
6.00%, 06/01/39	200	241,315
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	200	197,029
4.75%, 05/15/21 (Call 02/15/21)[a]	400	414,150
Sempra Energy
2.30%, 04/01/17	226	231,567
6.00%, 10/15/39	350	388,822
9.80%, 02/15/19	90	120,630
TECO Finance Inc.
6.57%, 11/01/17	200	234,784
Veolia Environnement SA
6.00%, 06/01/18	105	120,363

		8,423,980

Security	Principal (000s)	Value

MULTILINE RETAIL — 0.53%
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)[a]	$350	$320,048
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)	212	210,966
6.88%, 12/15/37	150	166,923
Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)[a]	130	128,237
5.90%, 12/01/16	500	564,400
6.38%, 03/15/37	350	387,271
7.00%, 02/15/28	50	56,568
Nordstrom Inc.
6.25%, 01/15/18	260	299,733
7.00%, 01/15/38	150	190,179
Target Corp.
4.00%, 07/01/42	92	79,796
5.38%, 05/01/17	600	684,282
6.00%, 01/15/18	400	470,128
6.35%, 11/01/32	127	151,927
7.00%, 01/15/38	650	829,474

		4,539,932

OFFICE ELECTRONICS — 0.19%
Pitney Bowes Inc.
5.25%, 01/15/37	300	318,000
Xerox Corp.
2.95%, 03/15/17[a]	200	205,894
4.25%, 02/15/15	362	376,193
4.50%, 05/15/21	150	153,893
6.35%, 05/15/18	250	288,757
6.75%, 12/15/39	250	268,877

		1,611,614

OIL, GAS & CONSUMABLE FUELS — 6.88%
Anadarko Petroleum Corp.
5.95%, 09/15/16	310	349,680
6.20%, 03/15/40	500	566,198
6.38%, 09/15/17	340	397,547
6.45%, 09/15/36	549	634,809
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	240	223,854
3.25%, 04/15/22 (Call 01/15/22)	500	494,839
4.25%, 01/15/44 (Call 07/15/43)[a]	400	361,667
5.10%, 09/01/40 (Call 03/01/40)	70	71,386
5.63%, 01/15/17	90	101,491
6.00%, 01/15/37	250	283,513
Buckeye Partners LP
4.88%, 02/01/21 (Call 11/01/20)	300	307,876
5.50%, 08/15/19	90	98,555
Canadian Natural Resources Ltd.
1.45%, 11/14/14	130	131,023
3.45%, 11/15/21 (Call 08/15/21)	450	447,446
5.70%, 05/15/17	275	311,874
6.25%, 03/15/38	171	191,678
6.50%, 02/15/37	300	343,173
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	500	447,880
5.70%, 10/15/19	150	173,498
6.75%, 11/15/39	200	237,336

96

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	$1,100	$1,084,003
1.72%, 06/24/18 (Call 05/24/18)	400	401,036
2.36%, 12/05/22 (Call 09/05/22)	850	778,916
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	250	228,240
ConocoPhillips
4.60%, 01/15/15	292	305,616
5.75%, 02/01/19	400	471,361
6.00%, 01/15/20	700	819,089
6.50%, 02/01/39	575	719,457
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	1,250	1,145,851
ConocoPhillips Holding Co.
6.95%, 04/15/29	278	352,479
DCP Midstream Operating LP
3.25%, 10/01/15	270	275,796
Devon Energy Corp.
4.00%, 07/15/21 (Call 04/15/21)[a]	250	257,577
4.75%, 05/15/42 (Call 11/15/41)	500	462,610
5.60%, 07/15/41 (Call 01/15/41)	100	104,082
6.30%, 01/15/19	400	469,722
7.95%, 04/15/32	220	285,944
El Paso Natural Gas Co.
8.38%, 06/15/32	100	130,869
El Paso Pipeline Partners Operating Co. LLC
7.50%, 11/15/40	260	315,236
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)[a]	300	304,121
9.88%, 03/01/19	182	239,865
Series B
7.50%, 04/15/38	250	298,999
Enbridge Inc.
5.80%, 06/15/14	110	113,103
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[a]	450	450,534
5.90%, 12/01/17	280	322,492
6.50%, 02/01/38	492	546,456
Energy Transfer Partners LP
4.65%, 06/01/21 (Call 03/01/21)	400	415,593
5.15%, 02/01/43 (Call 08/01/42)	400	368,355
5.20%, 02/01/22 (Call 11/01/21)	150	159,819
5.95%, 02/01/15	500	528,809
6.05%, 06/01/41 (Call 12/01/40)	500	515,999
9.00%, 04/15/19	140	176,707
9.70%, 03/15/19	111	143,093
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	400	380,207
3.70%, 06/01/15	345	359,519
4.85%, 08/15/42 (Call 02/15/42)	200	187,897
5.70%, 02/15/42	270	283,101
6.45%, 09/01/40	250	286,364
7.55%, 04/15/38	250	315,799
Series D
6.88%, 03/01/33	400	477,364
Series G
5.60%, 10/15/14	377	393,153
Series L
6.30%, 09/15/17	400	462,783
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	462	426,956
4.10%, 02/01/21	100	105,770
5.63%, 06/01/19	300	350,604
5.88%, 09/15/17	150	173,847

Security	Principal (000s)	Value

EQT Corp.
4.88%, 11/15/21	$250	$257,178
8.13%, 06/01/19	250	302,678
Gulf South Pipeline Co. LP
4.00%, 06/15/22 (Call 03/15/22)	500	493,151
Hess Corp.
6.00%, 01/15/40	500	544,397
7.13%, 03/15/33	137	164,836
8.13%, 02/15/19	162	203,160
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	250	251,191
6.80%, 09/15/37	100	121,784
7.25%, 12/15/19	205	252,300
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	450	421,406
3.50%, 09/01/23 (Call 06/01/23)[a]	400	373,431
3.95%, 09/01/22 (Call 06/01/22)	500	491,177
4.15%, 03/01/22	200	201,488
4.15%, 02/01/24	250	245,064
5.30%, 09/15/20	250	276,297
5.95%, 02/15/18	138	159,041
6.50%, 02/01/37	134	148,348
6.55%, 09/15/40	200	222,779
6.95%, 01/15/38	485	562,233
Magellan Midstream Partners LP
4.25%, 02/01/21	230	240,956
Marathon Oil Corp.
5.90%, 03/15/18[a]	500	575,551
6.00%, 10/01/17	300	344,673
6.60%, 10/01/37	200	239,107
Marathon Petroleum Corp.
3.50%, 03/01/16	50	52,701
5.13%, 03/01/21	104	113,742
6.50%, 03/01/41 (Call 09/01/40)	300	338,822
Murphy Oil Corp.
2.50%, 12/01/17	250	252,008
3.70%, 12/01/22 (Call 09/01/22)	240	224,358
Nexen Energy ULC
5.88%, 03/10/35	250	268,396
6.20%, 07/30/19	150	175,773
6.40%, 05/15/37	171	194,985
7.50%, 07/30/39	292	374,475
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	142	146,983
6.00%, 03/01/41 (Call 09/01/40)	200	219,460
8.25%, 03/01/19	250	314,839
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	300	298,192
1.75%, 02/15/17	400	406,405
2.70%, 02/15/23 (Call 11/15/22)[a]	550	507,718
3.13%, 02/15/22 (Call 11/15/21)	92	89,926
ONEOK Partners LP
2.00%, 10/01/17 (Call 07/01/17)	150	150,060
3.25%, 02/01/16 (Call 01/01/16)	250	261,235
3.38%, 10/01/22 (Call 07/01/22)	330	311,415
6.13%, 02/01/41 (Call 08/01/40)	90	95,028
6.65%, 10/01/36	171	187,785
8.63%, 03/01/19	180	229,950
Panhandle Eastern Pipe Line Co. LP
7.00%, 06/15/18	300	352,808
Petro-Canada
6.80%, 05/15/38	350	421,282
9.25%, 10/15/21	350	469,019

97

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Petrohawk Energy Corp.
7.25%, 08/15/18 (Call 08/15/14)	$450	$486,000
Phillips 66
2.95%, 05/01/17	452	473,611
5.88%, 05/01/42	471	509,519
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	500	503,904
Plains All American Pipeline LP
2.85%, 01/31/23 (Call 10/31/22)	200	182,604
3.65%, 06/01/22 (Call 03/01/22)	250	246,542
3.95%, 09/15/15	250	264,003
5.15%, 06/01/42 (Call 12/01/41)	260	257,576
8.75%, 05/01/19	250	324,434
Plains Exploration & Production Co.
6.75%, 02/01/22 (Call 02/01/17)	250	273,437
Shell International Finance BV
0.63%, 12/04/15	200	200,260
2.00%, 11/15/18	225	227,458
2.25%, 01/06/23	750	678,454
2.38%, 08/21/22	305	281,954
3.10%, 06/28/15	450	467,898
3.25%, 09/22/15	125	131,087
4.30%, 09/22/19	200	222,331
4.38%, 03/25/20	250	274,126
5.50%, 03/25/40	450	500,096
6.38%, 12/15/38	200	245,485
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	150	156,426
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	500	501,990
Spectra Energy Partners LP
4.60%, 06/15/21 (Call 03/15/21)	200	207,183
Statoil ASA
3.13%, 08/17/17	850	906,054
3.15%, 01/23/22	800	792,469
5.10%, 08/17/40	500	518,289
5.25%, 04/15/19	120	138,126
Suncor Energy Inc.
6.10%, 06/01/18	187	219,673
6.50%, 06/15/38	400	468,298
6.85%, 06/01/39	250	304,105
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	210	195,251
6.10%, 02/15/42	250	259,840
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	200	193,481
7.75%, 06/01/19	500	603,015
TC Pipelines LP
4.65%, 06/15/21 (Call 03/15/21)	100	101,125
Texas Eastern Transmission LP
7.00%, 07/15/32	250	297,785
Total Capital Canada Ltd.
2.75%, 07/15/23	400	372,785
Total Capital International SA
1.50%, 02/17/17	362	366,684
2.70%, 01/25/23	600	558,994
Total Capital SA
3.00%, 06/24/15	500	518,093
4.13%, 01/28/21[a]	250	265,796
4.45%, 06/24/20	200	219,252
TransCanada PipeLines Ltd.
0.88%, 03/02/15	250	250,794
2.50%, 08/01/22	550	507,138

Security	Principal (000s)	Value

3.80%, 10/01/20	$135	$140,586
6.20%, 10/15/37	207	235,299
6.35%, 05/15/67 (Call 05/15/17)[d]	150	154,500
6.50%, 08/15/18	300	359,005
7.63%, 01/15/39	750	991,338
Valero Energy Corp.
4.50%, 02/01/15	160	166,917
6.13%, 02/01/20	250	287,713
6.63%, 06/15/37	304	346,045
7.50%, 04/15/32	185	224,666
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	350	343,942
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	292	264,606
8.75%, 03/15/32	209	255,936
Williams Partners LP
3.80%, 02/15/15	325	336,392
5.25%, 03/15/20	300	328,640
6.30%, 04/15/40	442	473,901
7.25%, 02/01/17	350	407,403
XTO Energy Inc.
5.50%, 06/15/18	450	525,488

		58,635,909
PAPER & FOREST PRODUCTS — 0.33%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	162	157,950
7.25%, 07/29/19[a]	100	115,476
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)[a]	200	193,316
6.25%, 09/01/42	160	154,529
Georgia-Pacific LLC
7.75%, 11/15/29	500	639,388
International Paper Co.
4.75%, 02/15/22 (Call 11/15/21)	150	158,739
6.00%, 11/15/41 (Call 05/15/41)	50	53,939
7.50%, 08/15/21	700	864,050
7.95%, 06/15/18	179	222,012
9.38%, 05/15/19	182	241,186

		2,800,585
PERSONAL PRODUCTS — 0.07%
Avon Products Inc.
6.50%, 03/01/19[a]	500	547,752
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	100	90,781

		638,533
PHARMACEUTICALS — 2.82%
AbbVie Inc.
1.75%, 11/06/17	92	92,773
2.00%, 11/06/18	400	399,834
2.90%, 11/06/22	1,450	1,363,254
4.40%, 11/06/42	325	297,017
Actavis Inc.
1.88%, 10/01/17	50	49,919
3.25%, 10/01/22 (Call 07/01/22)	350	329,560
4.63%, 10/01/42 (Call 04/01/42)	80	72,515
Allergan Inc.
3.38%, 09/15/20	500	516,325

98

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

AstraZeneca PLC
4.00%, 09/18/42	$210	$185,000
5.40%, 06/01/14	90	92,194
5.90%, 09/15/17	357	414,225
6.45%, 09/15/37	725	876,705
Bristol-Myers Squibb Co.
2.00%, 08/01/22	500	449,852
5.45%, 05/01/18	200	231,421
5.88%, 11/15/36	126	145,416
6.13%, 05/01/38	230	273,030
Eli Lilly and Co.
4.20%, 03/06/14	282	284,778
5.55%, 03/15/37	290	319,685
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	500	470,423
5.65%, 05/15/18	700	814,600
6.38%, 05/15/38	504	622,237
GlaxoSmithKline Capital PLC
0.75%, 05/08/15	650	652,137
2.85%, 05/08/22	300	287,082
Johnson & Johnson
5.15%, 07/15/18	775	897,143
5.55%, 08/15/17	100	115,723
5.95%, 08/15/37	630	760,836
Merck & Co. Inc.
1.10%, 01/31/18	300	296,146
1.30%, 05/18/18	600	590,520
2.80%, 05/18/23	92	86,549
4.00%, 06/30/15	430	453,663
5.00%, 06/30/19	392	449,588
5.85%, 06/30/39	509	590,239
6.00%, 09/15/17	150	174,775
6.55%, 09/15/37	850	1,064,655
Novartis Capital Corp.
2.40%, 09/21/22	700	647,490
2.90%, 04/24/15	162	167,706
Novartis Securities Investment Ltd.
5.13%, 02/10/19	586	673,092
Pfizer Inc.
5.35%, 03/15/15	1,102	1,171,016
6.20%, 03/15/19	252	303,332
7.20%, 03/15/39	1,150	1,538,428
Sanofi
1.20%, 09/30/14	80	80,560
1.25%, 04/10/18	600	590,224
2.63%, 03/29/16	250	260,833
4.00%, 03/29/21	450	475,072
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	200	206,365
Series 2
3.65%, 11/10/21	200	195,643
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	500	516,244
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	250	237,156
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	285	311,097
Watson Pharmaceuticals Inc.
6.13%, 08/15/19	400	466,936
Wyeth LLC
5.95%, 04/01/37	600	704,260
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	500	469,888

Security	Principal (000s)	Value

4.70%, 02/01/43 (Call 08/01/42)	$300	$278,021

		24,013,182
PROFESSIONAL SERVICES — 0.09%
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)	250	243,336
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	200	186,256
6.30%, 07/01/17[a]	100	112,401
Verisk Analytics Inc.
4.13%, 09/12/22	250	242,501

		784,494
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.13%
American Tower Corp.
4.50%, 01/15/18	162	174,620
4.63%, 04/01/15	500	518,356
5.05%, 09/01/20	300	313,179
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)[a]	250	232,598
3.95%, 01/15/21 (Call 10/15/20)	50	51,430
5.70%, 03/15/17[a]	250	281,516
BioMed Realty LP
4.25%, 07/15/22 (Call 04/15/22)	292	286,976
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	100	106,575
4.13%, 05/15/21	900	925,166
5.88%, 10/15/19	200	230,871
Brandywine Operating Partnership LP
4.95%, 04/15/18 (Call 03/15/18)	200	217,670
BRE Properties Inc.
3.38%, 01/15/23 (Call 10/15/22)[a]	200	186,985
CommonWealth REIT
6.25%, 06/15/17 (Call 12/15/16)	250	270,487
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)	500	513,676
Digital Realty Trust LP
4.50%, 07/15/15 (Call 04/15/15)	200	210,835
5.25%, 03/15/21 (Call 12/15/20)[a]	210	217,800
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	500	499,381
8.25%, 08/15/19	250	311,080
ERP Operating LP
4.75%, 07/15/20 (Call 04/15/20)	350	380,138
5.25%, 09/15/14	250	259,008
5.75%, 06/15/17	457	517,128
HCP Inc.
3.75%, 02/01/16	250	264,178
5.38%, 02/01/21 (Call 11/03/20)	400	439,382
6.70%, 01/30/18	200	235,277
Health Care REIT Inc.
4.13%, 04/01/19 (Call 01/01/19)	400	426,574
4.95%, 01/15/21 (Call 10/15/20)	262	279,922
5.25%, 01/15/22 (Call 10/15/21)	200	215,138
6.20%, 06/01/16	250	279,094
Healthcare Realty Trust Inc.
6.50%, 01/17/17	125	140,798
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	250	253,471
6.70%, 01/15/18 (Call 07/15/17)[a]	250	280,704
7.88%, 08/15/14 (Call 02/15/14)	150	152,094

99

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Host Hotels & Resorts LP
Series D
3.75%, 10/15/23 (Call 07/15/23)	$625	$585,930
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	350	381,907
Kimco Realty Corp.
4.30%, 02/01/18 (Call 11/01/17)	200	216,308
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	400	420,392
Mack-Cali Realty Corp.
7.75%, 08/15/19	262	320,047
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	200	220,329
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)[a]	250	226,081
ProLogis LP
4.50%, 08/15/17	120	129,151
6.88%, 03/15/20 (Call 12/16/19)	345	405,040
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	500	463,617
6.75%, 08/15/19	250	297,530
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)[a]	200	204,853
2.75%, 02/01/23 (Call 11/01/22)[a]	500	465,480
5.10%, 06/15/15	331	352,883
5.25%, 12/01/16 (Call 09/02/16)	182	203,978
5.65%, 02/01/20 (Call 11/01/19)	378	433,027
6.13%, 05/30/18	197	231,889
6.75%, 02/01/40 (Call 11/01/39)	500	625,719
UDR Inc.
4.25%, 06/01/18	250	268,636
4.63%, 01/10/22 (Call 10/10/21)	250	259,977
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	500	495,228
3.13%, 11/30/15	100	103,848
4.75%, 06/01/21 (Call 03/01/21)	300	318,603
Weyerhaeuser Co.
6.88%, 12/15/33	750	877,928

		18,180,488
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.02%
Regency Centers LP
5.88%, 06/15/17	155	174,353

		174,353
ROAD & RAIL — 1.05%
Burlington Northern Santa Fe Corp.
3.05%, 03/15/22 (Call 12/15/21)	212	202,638
3.45%, 09/15/21 (Call 06/15/21)	678	676,493
4.45%, 03/15/43 (Call 09/15/42)	500	453,030
5.75%, 05/01/40 (Call 11/01/39)	362	394,307
6.15%, 05/01/37	87	98,963
Canadian National Railway Co.
1.45%, 12/15/16 (Call 11/15/16)	150	151,818
5.55%, 03/01/19	300	348,128
6.38%, 11/15/37	500	614,356
Canadian Pacific Railway Co.
5.95%, 05/15/37	250	278,004
7.13%, 10/15/31	400	481,867
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	200	207,510

Security	Principal (000s)	Value

4.10%, 03/15/44 (Call 09/15/43)	$500	$426,948
4.25%, 06/01/21 (Call 03/01/21)	50	52,785
6.15%, 05/01/37	122	138,055
6.22%, 04/30/40	100	114,339
6.25%, 04/01/15	350	375,244
7.38%, 02/01/19	250	308,187
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	500	479,169
4.84%, 10/01/41	503	489,708
5.90%, 06/15/19	402	473,451
7.70%, 05/15/17	280	337,311
Ryder System Inc.
2.50%, 03/01/17 (Call 02/01/17)[a]	200	203,136
2.50%, 03/01/18 (Call 02/01/18)	200	201,456
3.15%, 03/02/15	200	205,541
3.50%, 06/01/17	100	104,878
3.60%, 03/01/16	80	82,884
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	400	419,205
5.78%, 07/15/40	540	598,846

		8,918,257
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.41%
Applied Materials Inc.
2.65%, 06/15/16	100	104,270
4.30%, 06/15/21	200	209,273
Broadcom Corp.
2.38%, 11/01/15	50	51,534
2.70%, 11/01/18	212	218,525
Intel Corp.
1.35%, 12/15/17	500	498,850
1.95%, 10/01/16	137	141,938
2.70%, 12/15/22	500	463,986
3.30%, 10/01/21	350	350,174
4.80%, 10/01/41	562	544,047
Texas Instruments Inc.
0.45%, 08/03/15	250	249,917
1.65%, 08/03/19	400	387,100
2.38%, 05/16/16	250	260,352

		3,479,966
SOFTWARE — 0.79%
Adobe Systems Inc.
4.75%, 02/01/20	250	270,178
Autodesk Inc.
1.95%, 12/15/17	162	160,141
CA Inc.
5.38%, 12/01/19	92	102,057
Microsoft Corp.
1.63%, 09/25/15	250	255,492
2.38%, 05/01/23 (Call 02/01/23)[a]	350	318,578
2.50%, 02/08/16	250	260,947
3.00%, 10/01/20	300	304,781
3.50%, 11/15/42	250	200,644
4.20%, 06/01/19	322	358,035
4.50%, 10/01/40	350	333,536
5.30%, 02/08/41	212	225,853
Oracle Corp.
2.50%, 10/15/22	700	645,358
3.75%, 07/08/14	152	155,154
3.88%, 07/15/20	100	106,502

100

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

5.00%, 07/08/19	$212	$241,103
5.25%, 01/15/16	270	296,171
5.38%, 07/15/40	1,000	1,071,143
5.75%, 04/15/18	353	412,358
6.50%, 04/15/38	350	425,511
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	250	256,471
4.20%, 09/15/20	350	356,354

		6,756,367
SPECIALTY RETAIL — 0.71%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	50	50,193
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	350	341,550
5.75%, 01/15/15	230	242,772
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	300	333,095
Home Depot Inc. (The)
2.70%, 04/01/23 (Call 01/01/23)	250	234,333
4.20%, 04/01/43 (Call 10/01/42)	250	228,016
4.40%, 04/01/21 (Call 01/01/21)	450	492,970
5.40%, 03/01/16	1,070	1,182,219
5.88%, 12/16/36	150	172,015
5.95%, 04/01/41 (Call 10/01/40)	440	511,174
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	100	101,006
3.12%, 04/15/22 (Call 01/15/22)	210	205,108
4.63%, 04/15/20 (Call 10/15/19)	200	221,433
5.40%, 10/15/16	90	101,092
5.50%, 10/15/35	300	321,304
6.65%, 09/15/37	600	735,469
O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)	300	314,631
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)[a]	160	153,737
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	125	115,083

		6,057,200
TEXTILES, APPAREL & LUXURY GOODS — 0.07%
Cintas Corp. No. 2
2.85%, 06/01/16	350	363,357
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	130	119,104
VF Corp.
3.50%, 09/01/21 (Call 06/21/21)	150	150,579

		633,040
THRIFTS & MORTGAGE FINANCE — 0.04%
Countrywide Financial Corp.
6.25%, 05/15/16	335	371,985

		371,985
TOBACCO — 0.83%
Altria Group Inc.
4.00%, 01/31/24	1,000	985,665
4.13%, 09/11/15	212	224,533
4.75%, 05/05/21	500	538,446

Security	Principal (000s)	Value

9.25%, 08/06/19	$246	$330,487
9.70%, 11/10/18	475	637,272
10.20%, 02/06/39	161	252,254
Lorillard Tobacco Co.
3.50%, 08/04/16[a]	100	105,781
6.88%, 05/01/20[a]	500	582,399
Philip Morris International Inc.
2.50%, 05/16/16	300	312,586
2.50%, 08/22/22	292	267,251
2.90%, 11/15/21	675	653,369
4.13%, 03/04/43	212	187,079
5.65%, 05/16/18	600	698,288
6.38%, 05/16/38	450	532,222
Reynolds American Inc.
3.25%, 11/01/22	250	232,265
4.75%, 11/01/42	250	222,546
6.75%, 06/15/17[a]	180	208,810
7.25%, 06/15/37	114	132,739

		7,103,992
TRADING COMPANIES & DISTRIBUTORS — 0.05%
GATX Corp.
3.50%, 07/15/16	250	259,376
4.85%, 06/01/21	200	207,088

		466,464
WATER UTILITIES — 0.06%
American Water Capital Corp.
6.59%, 10/15/37	400	490,537

		490,537
WIRELESS TELECOMMUNICATION SERVICES — 0.89%
Alltel Corp.
7.88%, 07/01/32	85	111,832
America Movil SAB de CV
2.38%, 09/08/16	300	307,967
3.13%, 07/16/22	500	468,605
3.63%, 03/30/15	350	361,544
4.38%, 07/16/42[a]	250	207,676
5.00%, 10/16/19	300	329,735
5.00%, 03/30/20	550	598,336
5.50%, 03/01/14[a]	180	182,108
6.13%, 03/30/40	300	318,792
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	450	578,527
New Cingular Wireless Services Inc.
8.75%, 03/01/31	250	353,337
Rogers Communications Inc.
6.80%, 08/15/18	230	276,027
Rogers Wireless Inc.
6.38%, 03/01/14	151	153,137
Vodafone Group PLC
1.50%, 02/19/18	300	294,693
2.50%, 09/26/22	250	222,142
2.95%, 02/19/23	1,000	913,712
5.00%, 12/16/13	297	297,463
5.45%, 06/10/19	500	573,206
5.63%, 02/27/17	150	169,289
5.75%, 03/15/16	262	289,497
6.15%, 02/27/37	555	597,090

		7,604,715

101

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

TOTAL CORPORATE BONDS & NOTES
(Cost: $690,664,307)		$699,758,438

FOREIGN AGENCY OBLIGATIONS[f] — 7.81%

AUSTRIA — 0.21%
Oesterreichische Kontrollbank AG
1.13%, 07/06/15	$600	607,653
4.50%, 03/09/15	150	158,033
5.00%, 04/25/17	900	1,023,925

		1,789,611
BRAZIL — 0.72%
Banco do Brasil SA
3.88%, 10/10/22[a]	500	437,500
Petrobras Global Finance BV
2.00%, 05/20/16	250	248,975
4.38%, 05/20/23	500	453,996
5.63%, 05/20/43[a]	400	329,053
Petrobras International Finance Co.
2.88%, 02/06/15	600	608,056
3.50%, 02/06/17	450	457,603
3.88%, 01/27/16	650	672,209
5.38%, 01/27/21	650	650,436
5.75%, 01/20/20[a]	250	259,889
5.88%, 03/01/18[a]	534	576,230
6.75%, 01/27/41	750	714,717
6.88%, 01/20/40	250	242,069
7.88%, 03/15/19[a]	400	464,122

		6,114,855
CANADA — 1.56%
British Columbia (Province of)
1.20%, 04/25/17	500	506,412
2.65%, 09/22/21	405	402,676
7.25%, 09/01/36	300	418,642
Export Development Canada
0.50%, 09/15/15	500	501,957
3.13%, 04/24/14	215	217,462
Hydro-Quebec
1.38%, 06/19/17	600	605,176
2.00%, 06/30/16	230	237,782
8.05%, 07/07/24	485	656,222
Manitoba (Province of)
4.90%, 12/06/16	150	168,547
Nova Scotia (Province of)
2.38%, 07/21/15	450	464,694
5.13%, 01/26/17	250	281,976
Ontario (Province of)
1.10%, 10/25/17	900	896,896
1.20%, 02/14/18	850	843,916
1.60%, 09/21/16	650	665,886
2.30%, 05/10/16	650	676,477
2.95%, 02/05/15	500	515,521
4.00%, 10/07/19[a]	800	881,928
4.10%, 06/16/14	125	127,603
4.40%, 04/14/20	450	501,612

Security	Principal (000s)	Value

4.95%, 11/28/16[a]	$900	$1,009,157
Quebec (Province of)
2.63%, 02/13/23	250	233,340
2.75%, 08/25/21	200	196,952
3.50%, 07/29/20	455	481,804
4.60%, 05/26/15	275	292,368
5.00%, 03/01/16	320	352,051
5.13%, 11/14/16[a]	188	211,638
7.50%, 09/15/29	720	978,885

		13,327,580
COLOMBIA — 0.07%
Ecopetrol SA
7.63%, 07/23/19[a]	500	588,750

		588,750
GERMANY — 2.42%
FMS Wertmanagement AoeR
0.63%, 04/18/16	400	401,217
KfW
0.50%, 09/30/15	500	501,775
0.50%, 04/19/16	350	350,612
1.00%, 01/12/15	1,050	1,058,715
1.25%, 10/26/15	950	966,954
1.25%, 10/05/16	1,100	1,120,830
2.00%, 06/01/16	800	830,469
2.00%, 10/04/22	650	608,793
2.13%, 01/17/23	2,900	2,725,357
2.38%, 08/25/21	1,175	1,161,711
2.63%, 03/03/15	1,250	1,286,665
2.63%, 02/16/16	800	839,022
2.63%, 01/25/22	1,300	1,294,030
2.75%, 09/08/20	700	720,188
3.50%, 03/10/14	200	201,782
4.00%, 01/27/20	950	1,054,324
4.50%, 07/16/18	450	512,017
4.88%, 01/17/17	500	563,869
4.88%, 06/17/19	500	581,781
5.13%, 03/14/16	760	841,598
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	800	790,047
1.88%, 09/17/18	450	458,262
2.13%, 07/15/16	300	312,358
2.38%, 09/13/17	450	472,848
3.13%, 07/15/15	325	339,908
Series 29
1.38%, 10/23/19	400	388,659
Series G
5.00%, 11/08/16	170	191,327

		20,575,118
JAPAN — 0.43%
Japan Bank for International Cooperation
1.13%, 07/19/17[a]	1,000	1,002,096
Japan Finance Corp.
2.50%, 01/21/16	300	312,922
2.50%, 05/18/16	500	523,299
2.88%, 02/02/15	700	720,307
Japan Finance Organization for Municipalities
4.00%, 01/13/21	500	544,242
5.00%, 05/16/17	500	566,273

		3,669,139

102

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

MEXICO — 0.61%
Pemex Project Funding Master Trust
5.75%, 03/01/18	$450	$501,187
6.63%, 06/15/35	320	329,600
Petroleos Mexicanos
3.50%, 01/30/23	900	816,750
4.88%, 03/15/15	260	271,700
4.88%, 03/15/15[b]	500	523,750
4.88%, 01/24/22	600	615,000
5.50%, 01/21/21[a]	940	1,010,500
6.50%, 06/02/41	900	909,000
8.00%, 05/03/19	200	242,000

		5,219,487
SOUTH KOREA — 0.54%
Export-Import Bank of Korea(The)
4.00%, 01/11/17	500	534,408
4.13%, 09/09/15	300	316,026
5.00%, 04/11/22	500	552,325
5.13%, 06/29/20	700	780,559
Korea Development Bank (The)
1.50%, 01/22/18	500	487,020
3.88%, 05/04/17	1,000	1,066,263
4.38%, 08/10/15	500	528,029
Korea Finance Corp.
4.63%, 11/16/21	300	321,920

		4,586,550
SUPRANATIONAL — 1.07%
Asian Development Bank
0.50%, 06/20/16	330	330,410
1.13%, 03/15/17	800	809,418
1.75%, 03/21/19[a]	1,750	1,762,282
1.88%, 10/23/18	330	336,731
2.50%, 03/15/16	600	628,142
Inter-American Development Bank
0.88%, 03/15/18	900	887,788
1.13%, 03/15/17	1,650	1,669,697
1.38%, 10/18/16	600	613,552
2.25%, 07/15/15	450	464,428
3.88%, 02/14/20	600	663,342
5.13%, 09/13/16	855	962,675

		9,128,465
SWEDEN — 0.18%
Svensk Exportkredit AB
1.13%, 04/05/18	900	889,016
3.25%, 09/16/14	162	165,813
5.13%, 03/01/17	433	491,523

		1,546,352

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $66,158,971)		66,545,907

Security	Principal (000s)	Value

FOREIGN GOVERNMENT OBLIGATIONS[f] — 5.05%

BRAZIL — 0.84%
Brazil (Federative Republic of)
2.63%, 01/05/23[a]	$1,500	$1,293,750
4.88%, 01/22/21	700	742,000
5.88%, 01/15/19	550	623,425
6.00%, 01/17/17	550	614,075
7.13%, 01/20/37	787	902,296
7.88%, 03/07/15	350	378,000
8.00%, 01/15/18	194	215,946
8.25%, 01/20/34	400	506,000
8.75%, 02/04/25	300	408,000
10.13%, 05/15/27	800	1,208,000
11.00%, 08/17/40 (Call 08/17/15)	207	238,774

		7,130,266
CANADA — 0.06%
Canada (Government of)
0.88%, 02/14/17	400	402,829
2.38%, 09/10/14	155	157,649

		560,478
CHILE — 0.07%
Chile (Republic of)
3.25%, 09/14/21	300	300,000
3.88%, 08/05/20	250	262,125

		562,125
COLOMBIA — 0.43%
Colombia (Republic of)
2.63%, 03/15/23 (Call 12/15/22)	500	440,000
4.38%, 07/12/21	400	414,000
6.13%, 01/18/41	500	531,250
7.38%, 01/27/17	500	580,000
7.38%, 03/18/19[a]	450	542,250
7.38%, 09/18/37	750	913,125
8.25%, 12/22/14	200	214,000

		3,634,625
ISRAEL — 0.11%
Israel (State of)
4.50%, 01/30/43[a]	500	450,000
5.13%, 03/26/19	405	463,725

		913,725
ITALY — 0.39%
Italy (Republic of)
3.13%, 01/26/15	450	460,501
4.50%, 01/21/15	1,100	1,142,362
5.25%, 09/20/16	850	924,912
5.38%, 06/15/33[a]	500	528,972
6.88%, 09/27/23	250	300,180

		3,356,927

103

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

MEXICO — 0.74%
United Mexican States
3.63%, 03/15/22	$400	$395,000
4.75%, 03/08/44[a]	850	750,125
5.13%, 01/15/20[a]	210	232,575
5.63%, 01/15/17	700	781,200
5.95%, 03/19/19[a]	265	305,413
6.05%, 01/11/40	1,400	1,491,000
6.75%, 09/27/34	1,000	1,172,500
7.50%, 04/08/33[a]	545	677,162
11.38%, 09/15/16	400	512,000

		6,316,975
PANAMA — 0.09%
Panama (Republic of)
6.70%, 01/26/36	600	673,500
7.25%, 03/15/15	77	83,930

		757,430
PERU — 0.27%
Peru (Republic of)
5.63%, 11/18/50[a]	350	347,375
6.55%, 03/14/37	250	283,750
7.13%, 03/30/19	200	240,500
7.35%, 07/21/25	700	887,250
8.38%, 05/03/16	250	290,000
8.75%, 11/21/33[a]	205	287,513

		2,336,388
PHILIPPINES — 0.54%
Philippines (Republic of the)
4.00%, 01/15/21	1,000	1,042,500
6.38%, 10/23/34	3,000	3,570,000

		4,612,500
POLAND — 0.26%
Poland (Republic of)
3.88%, 07/16/15	600	629,016
5.00%, 10/19/15	150	161,326
5.00%, 03/23/22	405	434,140
5.13%, 04/21/21[a]	300	327,165
6.38%, 07/15/19	550	644,991

		2,196,638
SOUTH AFRICA — 0.19%
South Africa (Republic of)
4.67%, 01/17/24[a]	700	672,175
5.50%, 03/09/20[a]	300	320,889
6.50%, 06/02/14	90	92,295
6.88%, 05/27/19	500	573,840

		1,659,199
SOUTH KOREA — 0.13%
Korea (Republic of)
4.88%, 09/22/14	262	270,690

Security	Principal (000s)	Value

5.75%, 04/16/14[a]	$500	$509,341
7.13%, 04/16/19	250	310,675

		1,090,706
TURKEY — 0.81%
Turkey (Republic of)
3.25%, 03/23/23[a]	2,000	1,716,260
4.88%, 04/16/43	3,100	2,489,703
6.75%, 04/03/18	1,500	1,667,820
7.50%, 07/14/17	900	1,019,817

		6,893,600
URUGUAY — 0.12%
Uruguay (Republic of)
4.50%, 08/14/24	1,000	1,000,000

		1,000,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $45,243,566)		43,021,582

MUNICIPAL DEBT OBLIGATIONS — 3.04%

ARIZONA — 0.03%
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues BAB
4.84%, 01/01/41	250	254,987

		254,987
CALIFORNIA — 0.90%
Bay Area Toll Authority RB Highway Revenue Tolls BAB
6.26%, 04/01/49	400	494,912
Series S1
7.04%, 04/01/50	80	101,505
County of Sonoma RB Miscellaneous Revenue Series A
6.00%, 12/01/29(GTD)	250	248,625
East Bay Municipal Utility District RB Water Revenue BAB Series B
5.87%, 06/01/40	180	210,197
Los Angeles Community College District GO BAB
6.75%, 08/01/49	200	258,762
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue BAB Series A
5.74%, 06/01/39	60	65,404
Los Angeles County Public Works Financing Authority RB Lease Abatement BAB
7.49%, 08/01/33	90	109,137
Los Angeles Department of Water & Power RB Electric Power & Light Revenues BAB
6.57%, 07/01/45	205	258,800
Los Angeles Department of Water & Power RB Water Revenue BAB
6.60%, 07/01/50	165	212,309
Los Angeles Unified School District GO BAB
6.76%, 07/01/34	500	628,525
Orange County Local Transportation Authority RB Sales Tax Revenue Series A
6.91%, 02/15/41	100	123,273
San Diego County Regional Transportation Commission RB Sales Tax Revenue BAB
5.91%, 04/01/48	150	174,080
San Diego County Water Authority RB Water Revenue BAB
6.14%, 05/01/49	100	118,159

104

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

San Francisco City & County Public Utilities Commission RB Water Revenue BAB
6.00%, 11/01/40	$350	$408,135
Santa Clara Valley Transportation Authority RB Sales Tax Revenue BAB
5.88%, 04/01/32	100	110,625
State of California GO
5.45%, 04/01/15	390	415,447
6.20%, 03/01/19	400	470,432
State of California GO BAB
5.70%, 11/01/21	200	228,402
7.50%, 04/01/34	450	585,859
7.55%, 04/01/39	545	732,120
7.60%, 11/01/40[a]	490	667,718
7.70%, 11/01/30 (Call 11/01/20)	100	117,086
University of California Regents RB College & University Revenue BAB
5.77%, 05/15/43	700	791,427
5.95%, 05/15/45	100	113,265

		7,644,204
COLORADO — 0.01%
Colorado Department of Transportation RB Bridge Enterprise Revenue Series A
6.08%, 12/01/40	100	116,476

		116,476
CONNECTICUT — 0.04%
State of Connecticut GO Series A
5.85%, 03/15/32	300	331,641

		331,641
GEORGIA — 0.08%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB Project J, Series 2010A
6.64%, 04/01/57	350	377,468
Project M, Series 2010A
6.66%, 04/01/57	200	214,364
State of Georgia GO Series H
4.50%, 11/01/25	100	107,785

		699,617
ILLINOIS — 0.43%
Chicago Board of Education GO BAB Series E
6.14%, 12/01/39	125	109,690
Chicago Transit Authority RB Sales Tax Revenue Series A
6.90%, 12/01/40	440	509,634
City of Chicago GO Series C
7.78%, 01/01/35	200	220,888
City of Chicago RB Sewer Revenue Series B
6.90%, 01/01/40	105	117,621
City of Chicago RB Water Revenue BAB Series B
6.74%, 11/01/40	50	55,441
Metropolitan Water Reclamation District of Greater Chicago GOL
5.72%, 12/01/38	200	218,036

Security	Principal (000s)	Value

State of Illinois GO
4.07%, 01/01/14	$305	$305,781
4.42%, 01/01/15	400	412,364
5.10%, 06/01/33	500	456,315
5.37%, 03/01/17	250	270,502
5.88%, 03/01/19	210	227,546
State of Illinois GO BAB Series 3
6.73%, 04/01/35	100	103,926
Series 5
7.35%, 07/01/35	600	653,352

		3,661,096
MASSACHUSETTS — 0.10%
Commonwealth of Massachusetts GO BAB Series E
4.20%, 12/01/21	235	252,780
Commonwealth of Massachusetts GOL BAB Series D
4.50%, 08/01/31	230	231,633
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue Series A
5.73%, 06/01/40	100	115,993
Massachusetts School Building Authority RB Dedicated Sales Tax Revenue BAB
5.72%, 08/15/39	205	228,870

		829,276
MISSISSIPPI — 0.01%
State of Mississippi GO
5.25%, 11/01/34	100	107,311

		107,311
MISSOURI — 0.01%
University of Missouri Curators RB College & University Revenue BAB
5.79%, 11/01/41	90	103,315

		103,315
NEVADA — 0.01%
Clark County RB Port Airport & Marina Revenue BAB Series C
6.82%, 07/01/45	90	112,719

		112,719
NEW JERSEY — 0.27%
New Jersey Economic Development Authority RB Lease Appropriation Series B
0.00%, 02/15/20 (AGM)	300	238,146
0.00%, 02/15/23 (AGM)	120	76,486
0.00%, 02/15/24 (AGM)	250	147,718
New Jersey Economic Development Authority RB Miscellaneous Revenue Series A
7.43%, 02/15/29 (NPFGC)	450	549,616
New Jersey State Turnpike Authority RB Highway Revenue Tolls BAB
7.10%, 01/01/41	127	165,865
New Jersey State Turnpike Authority RB Miscellaneous Revenue BAB Series F
7.41%, 01/01/40	335	452,263

105

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB Series C
5.75%, 12/15/28	$250	$275,117
6.10%, 12/15/28 (Call 12/15/20)	250	270,445
Rutgers - State University of New Jersey RB College & University Revenue BAB
5.67%, 05/01/40	100	111,477

		2,287,133
NEW YORK — 0.51%
Metropolitan Transportation Authority RB Transit Revenue BAB
7.34%, 11/15/39	250	332,452
Series C-1
6.69%, 11/15/40	80	95,158
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.44%, 06/15/43	200	219,892
5.72%, 06/15/42	350	400,806
New York City Transitional Finance Authority RB Sales Tax Revenue BAB
5.51%, 08/01/37	255	281,918
New York State Dormitory Authority RB State Personal Income Tax Revenue BAB
5.63%, 03/15/39	250	280,532
Series H
5.43%, 03/15/39	300	329,613
New York State Urban Development Corp. RB State Personal Income Tax BAB
5.77%, 03/15/39	400	453,172
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.46%, 10/01/62	50	44,205
4.93%, 10/01/51 (GOI)	250	244,218
5.86%, 12/01/24 (GOI)	400	468,324
6.04%, 12/01/29 (GOI)	500	579,765
State of New York GO BAB
5.85%, 06/01/40	400	442,624
5.97%, 03/01/36	150	168,107

		4,340,786
OHIO — 0.12%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues BAB
7.50%, 02/15/50	320	389,837
8.08%, 02/15/50	100	131,092
Series E
6.27%, 02/15/50	100	105,199
Northeast Ohio Regional Sewer District RB Sewer Revenue BAB
6.04%, 11/15/40 (Call 11/15/20)	100	105,986
Ohio State University (The) RB General Receipts Revenue BAB
4.91%, 06/01/40	250	262,945

		995,059
OREGON — 0.09%
Oregon State Department of Transportation RB Fuel Sales Tax Revenue Series 2010A
5.83%, 11/15/34	250	290,000
State of Oregon GO
5.76%, 06/01/23	250	291,182
5.89%, 06/01/27	200	233,624

		814,806
PENNSYLVANIA — 0.05%
Commonwealth of Pennsylvania GO BAB Series B
4.65%, 02/15/26	300	315,750

Security	Principal (000s)	Value

Pennsylvania Turnpike Commission RB Highway Revenue Tolls BAB Series B
5.51%, 12/01/45	$90	$97,117

		412,867
TEXAS — 0.30%
City of Houston GOL Series A
6.29%, 03/01/32	205	236,023
City of San Antonio RB Electric Power & Light Revenues BAB
5.72%, 02/01/41	400	464,096
Dallas Area Rapid Transit RB Sales Tax Revenue BAB
6.00%, 12/01/44	300	355,434
Dallas County Hospital District GOL BAB Series C
5.62%, 08/15/44	100	112,512
North Texas Tollway Authority RB Revenue BAB
6.72%, 01/01/49	250	302,477
State of Texas GO BAB
5.52%, 04/01/39	300	344,649
Texas State Transportation Commission RB Highway Revenue Tolls BAB
Series B
5.03%, 04/01/26	100	109,436
5.18%, 04/01/30	250	271,778
University of Texas System Board of Regents RB College & University Revenue Series B
6.28%, 08/15/41 (Call 08/15/19)	300	328,836

		2,525,241
UTAH — 0.02%
State of Utah GO BAB Series D
4.55%, 07/01/24	200	216,090

		216,090
WASHINGTON — 0.04%
State of Washington GO BAB Series D
5.48%, 08/01/39	250	272,037
Washington State Convention Center Public Facilities District RB Hotel Occupancy Tax
6.79%, 07/01/40	50	54,323

		326,360
WISCONSIN — 0.02%
State of Wisconsin RB General Fund Series A
5.70%, 05/01/26 (AGM)	125	140,220

		140,220

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $24,712,635)		25,919,204

106

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

November 30, 2013

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 6.54%

MONEY MARKET FUNDS — 6.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[e,g,h]	45,117	$45,116,814
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,g,h]	2,612	2,612,039
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,g]	8,047	8,046,844

		55,775,697

TOTAL SHORT-TERM INVESTMENTS
(Cost: $55,775,697)		55,775,697

TOTAL INVESTMENTS IN SECURITIES — 104.55%
(Cost: $882,555,176)		891,020,828
Other Assets, Less Liabilities — (4.55)%		(38,770,720)

NET ASSETS — 100.00%		$852,250,108

BAB — Build America Bond
CPO — Certificates of Participation (Ordinary)
GO — General Obligation
GOI — General Obligation of the Issuer
GOL — General Obligation Limited
GTD — Guaranteed by the Commonwealth, County or State
RB — Revenue Bond

Insured by:
AGM — Assured Guaranty Municipal Corp.
NPFGC — National Public Finance Guarantee Corp.

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Affiliated issuer. See Note 2.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

107

Schedule of Investments  (Unaudited)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 33.30%

AEROSPACE & DEFENSE — 0.52%
Boeing Co. (The)
5.00%, 03/15/14	$40	$40,519
Honeywell International Inc.
5.00%, 02/15/19	50	57,011
Lockheed Martin Corp.
4.07%, 12/15/42	75	65,266
Northrop Grumman Corp.
3.50%, 03/15/21	75	75,370
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	100	91,705
3.13%, 10/15/20	60	60,751
United Technologies Corp.
1.80%, 06/01/17	60	61,254
3.10%, 06/01/22	60	58,714
6.05%, 06/01/36	51	60,787

		571,377
AIR FREIGHT & LOGISTICS — 0.10%
FedEx Corp.
3.88%, 08/01/42	20	16,582
United Parcel Service Inc.
2.45%, 10/01/22	50	46,574
3.63%, 10/01/42	50	42,442

		105,598
AIRLINES — 0.08%
Continental Airlines Inc. 2010-1A Pass Through Trust Class A
4.75%, 07/12/22[a]	45	47,281
Delta Air Lines Inc. 2010-2A Pass Through Trust Class A
4.95%, 11/23/20[a]	39	41,811

		89,092
AUTO COMPONENTS — 0.05%
Johnson Controls Inc.
4.25%, 03/01/21	50	51,918

		51,918
AUTOMOBILES — 0.04%
Ford Motor Co.
7.45%, 07/16/31	35	42,755

		42,755
BEVERAGES — 0.61%
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	20	18,462
4.13%, 01/15/15	90	93,677
7.75%, 01/15/19	60	75,917
8.20%, 01/15/39	55	80,392

Security	Principal (000s)	Value

Coca-Cola Co. (The)
0.75%, 03/13/15	$50	$50,179
3.30%, 09/01/21	50	51,056
Diageo Capital PLC
5.88%, 09/30/36	41	46,370
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	50	52,050
Molson Coors Brewing Co.
3.50%, 05/01/22[a]	50	49,487
PepsiCo Inc.
0.75%, 03/05/15	50	50,176
1.25%, 08/13/17	20	19,914
5.50%, 01/15/40	50	54,674
7.90%, 11/01/18	30	38,057

		680,411
BIOTECHNOLOGY — 0.22%
Amgen Inc.
2.13%, 05/15/17	75	76,678
3.63%, 05/15/22 (Call 02/15/22)	50	49,757
5.15%, 11/15/41 (Call 05/15/41)	60	58,588
Gilead Sciences Inc.
4.40%, 12/01/21 (Call 09/01/21)	50	53,685

		238,708
BUILDING PRODUCTS — 0.04%
Owens Corning Inc.
4.20%, 12/15/22 (Call 09/15/22)	50	48,742

		48,742
CAPITAL MARKETS — 2.82%
Bank of New York Mellon Corp. (The)
1.20%, 02/20/15 (Call 01/20/15)	20	20,177
2.10%, 01/15/19 (Call 12/15/18)	100	100,540
4.30%, 05/15/14	70	71,244
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.55%, 01/22/17	100	111,276
5.70%, 11/15/14	142	148,862
Credit Suisse (USA) Inc.
5.38%, 03/02/16	42	45,911
Deutsche Bank AG London
6.00%, 09/01/17	72	82,806
European Investment Bank
1.13%, 09/15/17	375	376,235
2.13%, 07/15/16	350	364,231
4.00%, 02/16/21	100	109,662
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16	75	79,084
5.00%, 10/01/14	103	106,688
5.25%, 07/27/21	200	219,901
6.15%, 04/01/18	60	69,369
6.75%, 10/01/37	81	89,590
International Finance Corp.
1.13%, 11/23/16	150	152,199
Jefferies Group LLC
5.13%, 01/20/23	25	25,331
8.50%, 07/15/19	37	45,122
Merrill Lynch & Co. Inc.
6.11%, 01/29/37	100	106,649
6.40%, 08/28/17	58	67,407

108

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Morgan Stanley
4.75%, 03/22/17	$20	$21,995
4.88%, 11/01/22	100	102,413
5.50%, 07/24/20	100	112,762
5.75%, 10/18/16[a]	200	224,815
6.00%, 04/28/15	100	106,945
6.38%, 07/24/42	50	58,252
Nomura Holdings Inc.
4.13%, 01/19/16	60	63,237
Northern Trust Corp.
2.38%, 08/02/22	40	37,396

		3,120,099
CHEMICALS — 0.67%
Agrium Inc.
3.50%, 06/01/23 (Call 03/01/23)	25	23,636
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	25	23,989
CF Industries Holdings Inc.
7.13%, 05/01/20	50	59,285
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	100	93,018
4.13%, 11/15/21 (Call 08/15/21)	50	51,723
4.25%, 11/15/20 (Call 08/15/20)	50	53,500
5.25%, 11/15/41 (Call 05/15/41)	20	19,989
E.I. du Pont de Nemours and Co.
4.25%, 04/01/21	50	53,499
Eastman Chemical Co.
3.00%, 12/15/15	50	51,993
Ecolab Inc.
3.00%, 12/08/16	50	52,701
Monsanto Co.
2.75%, 04/15/16	50	52,174
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	30	31,745
5.63%, 12/01/40	30	31,822
PPG Industries Inc.
3.60%, 11/15/20	50	51,011
Praxair Inc.
2.45%, 02/15/22 (Call 11/15/21)	100	93,503

		743,588
COMMERCIAL BANKS — 3.50%
African Development Bank
1.13%, 03/15/17	200	202,127
Bank of Montreal
2.50%, 01/11/17	100	103,837
Bank of Nova Scotia
3.40%, 01/22/15	100	102,914
4.38%, 01/13/21	50	54,067
Barclays Bank PLC
5.20%, 07/10/14	250	257,122
BB&T Corp.
6.85%, 04/30/19	84	102,684
BNP Paribas SA
3.25%, 03/11/15	100	103,069
5.00%, 01/15/21	20	21,820
Canadian Imperial Bank of Commerce
1.55%, 01/23/18 (Call 12/23/17)[a]	20	19,810
Comerica Inc.
3.00%, 09/16/15	50	51,889

Security	Principal (000s)	Value

Commonwealth Bank of Australia
2.50%, 09/20/18	$100	$102,329
Corporacion Andina de Fomento
4.38%, 06/15/22	75	75,438
Credit Suisse New York
5.30%, 08/13/19	100	113,994
European Bank for Reconstruction and Development
1.00%, 02/16/17	100	100,818
Fifth Third Bancorp
3.63%, 01/25/16	60	63,284
HSBC Holdings PLC
5.10%, 04/05/21	30	32,997
6.10%, 01/14/42	30	35,649
6.50%, 05/02/36	102	120,732
HSBC USA Inc.
2.38%, 02/13/15	100	101,974
KeyCorp
5.10%, 03/24/21	50	54,808
Lloyds Bank PLC
4.20%, 03/28/17	60	64,871
Murray Street Investment Trust I
4.65%, 03/09/17[b]	180	195,687
National City Corp.
4.90%, 01/15/15	70	73,224
Nordic Investment Bank
0.50%, 04/14/16	200	200,442
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[c]	100	97,571
Rabobank Nederland
3.38%, 01/19/17	100	105,974
3.88%, 02/08/22	150	150,860
Royal Bank of Canada
2.30%, 07/20/16	100	103,522
Royal Bank of Scotland Group PLC
5.63%, 08/24/20	50	55,552
6.13%, 01/11/21	40	45,633
Toronto-Dominion Bank (The)
2.38%, 10/19/16	60	62,367
UBS AG Stamford
5.88%, 12/20/17	100	114,849
UnionBanCal Corp.
3.50%, 06/18/22	50	49,662
US Bank N.A.
4.80%, 04/15/15	64	67,786
Wachovia Corp./Wells Fargo & Co.
5.75%, 06/15/17	35	40,319
Wells Fargo & Co.
1.25%, 02/13/15	30	30,262
5.63%, 12/11/17	140	162,259
Series M
3.45%, 02/13/23	300	283,133
Westpac Banking Corp.
1.60%, 01/12/18	100	99,648
4.20%, 02/27/15	25	26,055
Zions BanCorp.
4.50%, 06/13/23 (Call 05/11/23)	30	29,742

		3,880,780
COMMERCIAL SERVICES & SUPPLIES — 0.16%
Republic Services Inc.
5.50%, 09/15/19	75	85,583

109

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Waste Management Inc.
2.60%, 09/01/16	$60	$62,358
7.00%, 07/15/28	21	25,832

		173,773
COMMUNICATIONS EQUIPMENT — 0.19%
Cisco Systems Inc.
4.45%, 01/15/20	40	43,542
5.50%, 02/22/16	61	67,533
5.50%, 01/15/40	30	32,110
Juniper Networks Inc.
4.60%, 03/15/21	40	40,887
Motorola Solutions Inc.
3.50%, 03/01/23	25	23,138

		207,210
COMPUTERS & PERIPHERALS — 0.31%
Apple Inc.
1.00%, 05/03/18	100	97,328
3.85%, 05/04/43	50	41,769
EMC Corp.
2.65%, 06/01/20	60	59,449
Hewlett-Packard Co.
4.05%, 09/15/22[a]	20	19,647
4.75%, 06/02/14	75	76,478
6.00%, 09/15/41	50	48,589

		343,260
CONSUMER FINANCE — 0.95%
American Express Co.
4.05%, 12/03/42	64	55,502
6.80%, 09/01/66 (Call 09/01/16)[d]	31	33,015
American Express Credit Corp.
2.38%, 03/24/17	100	103,677
2.80%, 09/19/16	100	104,833
Capital One Financial Corp.
2.15%, 03/23/15	100	101,731
Discover Financial Services
5.20%, 04/27/22	50	52,631
Ford Motor Credit Co. LLC
5.00%, 05/15/18	200	222,664
HSBC Finance Corp.
6.68%, 01/15/21	67	77,598
John Deere Capital Corp.
1.40%, 03/15/17	60	60,233
3.90%, 07/12/21[a]	45	47,448
Toyota Motor Credit Corp.
1.00%, 02/17/15	60	60,420
1.25%, 10/05/17	30	29,755
3.30%, 01/12/22	60	60,031
3.40%, 09/15/21	40	40,430

		1,049,968
DIVERSIFIED FINANCIAL SERVICES — 3.58%
Associates Corp. of North America
6.95%, 11/01/18	103	123,192
Bank of America Corp.
3.63%, 03/17/16	100	105,602
5.00%, 05/13/21	50	54,735
5.42%, 03/15/17	200	221,064

Security	Principal (000s)	Value

5.65%, 05/01/18	$50	$57,247
5.70%, 01/24/22	150	170,450
5.75%, 12/01/17	100	114,601
7.38%, 05/15/14	40	41,212
BP Capital Markets PLC
1.38%, 11/06/17	100	99,757
3.13%, 10/01/15	50	52,327
3.25%, 05/06/22	50	49,103
3.56%, 11/01/21	60	60,905
Citigroup Inc.
4.50%, 01/14/22	80	84,667
5.00%, 09/15/14	250	257,875
6.00%, 10/31/33	127	132,830
6.13%, 11/21/17	40	46,538
8.50%, 05/22/19	30	38,998
Deutsche Telekom International Finance BV
8.75%, 06/15/30	61	85,471
General Electric Capital Corp.
1.00%, 01/08/16	100	100,575
2.30%, 04/27/17	215	221,857
4.63%, 01/07/21	50	54,850
5.63%, 09/15/17	153	175,921
5.88%, 01/14/38	72	81,273
Series A
3.75%, 11/14/14	150	154,891
6.75%, 03/15/32	148	183,195
International Bank for Reconstruction and Development
1.00%, 09/15/16	50	50,619
2.13%, 03/15/16	150	155,900
2.13%, 11/01/20	50	49,691
J.P. Morgan Chase & Co.
1.80%, 01/25/18[a]	250	249,116
3.25%, 09/23/22	200	191,498
4.25%, 10/15/20	120	127,392
4.40%, 07/22/20	100	107,669
5.60%, 07/15/41	125	135,887
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15	25	25,169
3.05%, 02/15/22 (Call 11/15/21)	50	49,134
ORIX Corp.
3.75%, 03/09/17	50	52,532

		3,963,743
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.56%
AT&T Inc.
1.70%, 06/01/17	60	60,145
2.95%, 05/15/16	175	182,675
3.88%, 08/15/21	100	100,212
5.35%, 09/01/40	50	48,181
6.55%, 02/15/39	90	99,979
British Telecommunications PLC
9.63%, 12/15/30	31	45,633
Orange
2.75%, 09/14/16	100	103,693
8.75%, 03/01/31	57	78,378
Qwest Corp.
6.75%, 12/01/21	60	65,237
Telefonica Emisiones SAU
3.99%, 02/16/16	60	63,176
Telefonica Europe BV
8.25%, 09/15/30	37	43,917

110

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Verizon Communications Inc.
2.00%, 11/01/16	$50	$51,166
2.50%, 09/15/16	125	129,850
3.50%, 11/01/21	100	98,688
5.15%, 09/15/23	150	160,186
6.40%, 09/15/33	125	138,876
6.55%, 09/15/43	100	113,463
7.35%, 04/01/39	114	138,449

		1,721,904
ELECTRIC UTILITIES — 1.52%
Alabama Power Co.
4.10%, 01/15/42	100	90,488
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	40	33,328
Commonwealth Edison Co.
4.60%, 08/15/43 (Call 02/15/43)	75	73,651
Detroit Edison Co. (The)
3.45%, 10/01/20 (Call 07/01/20)	50	51,874
Duke Energy Corp.
3.55%, 09/15/21 (Call 06/15/21)	60	60,846
Duke Energy Florida Inc.
6.40%, 06/15/38	35	43,235
Duke Energy Indiana Inc.
6.45%, 04/01/39	50	62,325
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	60	62,137
FirstEnergy Solutions Corp.
6.80%, 08/15/39	60	59,533
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	100	92,671
5.95%, 02/01/38	19	22,366
Great Plains Energy Inc.
5.29%, 06/15/22 (Call 03/15/22)[b]	40	42,981
Indiana Michigan Power Co.
7.00%, 03/15/19	74	89,221
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	15	16,020
LG&E and KU Energy LLC
2.13%, 11/15/15	50	50,969
Louisville Gas & Electric Co.
4.65%, 11/15/43 (Call 05/15/43)	75	75,435
MidAmerican Energy Holdings Co.
5.15%, 11/15/43 (Call 05/15/43)[e]	35	35,191
6.13%, 04/01/36	62	69,840
Mississippi Power Co.
2.35%, 10/15/16	20	20,680
Nevada Power Co.
6.50%, 08/01/18	20	24,051
Nisource Finance Corp.
3.85%, 02/15/23 (Call 11/15/22)[a]	60	57,996
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	61	73,930
Pacific Gas & Electric Co.
5.13%, 11/15/43 (Call 05/15/43)	75	77,095
6.05%, 03/01/34	50	56,884
PacifiCorp
4.10%, 02/01/42 (Call 08/01/41)[a]	60	54,770
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	100	106,651
Southern California Edison Co.
4.05%, 03/15/42 (Call 09/15/41)	40	36,487
6.00%, 01/15/34	42	49,577

Security	Principal (000s)	Value

Xcel Energy Inc.
6.50%, 07/01/36	$75	$89,393

		1,679,625
ELECTRICAL EQUIPMENT — 0.17%
ABB Finance (USA) Inc.
2.88%, 05/08/22	50	48,009
Eaton Corp. PLC
2.75%, 11/02/22	100	92,892
Emerson Electric Co.
4.25%, 11/15/20	30	32,846
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	20	18,633

		192,380
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.06%
Arrow Electronics Inc.
5.13%, 03/01/21	25	25,765
Corning Inc.
4.75%, 03/15/42	25	24,191
Ingram Micro Inc.
5.25%, 09/01/17	15	16,188

		66,144
ENERGY EQUIPMENT & SERVICES — 0.47%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	50	50,195
Cameron International Corp.
3.60%, 04/30/22 (Call 01/30/22)	50	49,847
Ensco PLC
4.70%, 03/15/21	60	64,027
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	50	47,623
Nabors Industries Inc.
4.63%, 09/15/21	25	25,133
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	50	46,580
Noble Holding International Ltd.
5.25%, 03/15/42[a]	50	46,762
Transocean Inc.
6.00%, 03/15/18	35	39,633
6.50%, 11/15/20	60	67,930
Weatherford International Ltd.
5.95%, 04/15/42 (Call 10/17/41)	50	49,565
9.63%, 03/01/19	25	32,299

		519,594
FOOD & STAPLES RETAILING — 0.70%
Costco Wholesale Corp.
5.50%, 03/15/17	41	46,598
CVS Caremark Corp.
4.75%, 05/18/20 (Call 12/18/19)	25	27,442
5.75%, 05/15/41 (Call 11/15/40)	135	147,070
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
4.13%, 04/10/19	40	41,670
Kroger Co. (The)
5.00%, 04/15/42 (Call 10/15/41)	50	47,729
Safeway Inc.
3.95%, 08/15/20	50	50,166

111

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Wal-Mart Stores Inc.
3.25%, 10/25/20	$75	$77,378
4.25%, 04/15/21	95	103,177
5.00%, 10/25/40	20	20,712
5.63%, 04/15/41	75	84,198
6.50%, 08/15/37	50	62,250
Walgreen Co.
3.10%, 09/15/22	50	47,002
4.40%, 09/15/42[a]	25	22,256

		777,648
FOOD PRODUCTS — 0.52%
Archer-Daniels-Midland Co.
5.38%, 09/15/35	61	64,734
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	20	20,789
Campbell Soup Co.
3.05%, 07/15/17	50	52,381
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	50	49,153
Hershey Co. (The)
4.13%, 12/01/20	50	54,045
Kellogg Co.
4.15%, 11/15/19	70	76,359
Kraft Foods Group Inc.
1.63%, 06/04/15	50	50,738
5.00%, 06/04/42	50	48,785
Mondelez International Inc.
6.13%, 02/01/18	50	58,909
6.50%, 02/09/40	85	99,163

		575,056
GAS UTILITIES — 0.06%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	15	16,892
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	25	27,067
ONEOK Inc.
6.00%, 06/15/35	26	24,322

		68,281
HEALTH CARE EQUIPMENT & SUPPLIES — 0.40%
Abbott Laboratories
5.30%, 05/27/40	50	54,810
Baxter International Inc.
1.85%, 01/15/17	80	81,914
3.20%, 06/15/23 (Call 03/15/23)	50	48,427
Boston Scientific Corp.
6.00%, 01/15/20	30	34,740
6.40%, 06/15/16	40	45,031
Covidien International Finance SA
4.20%, 06/15/20	50	53,562
Medtronic Inc.
3.13%, 03/15/22 (Call 12/15/21)	50	49,218
4.50%, 03/15/42 (Call 09/15/41)	20	19,340
St. Jude Medical Inc.
2.50%, 01/15/16	50	51,556

		438,598

Security	Principal (000s)	Value

HEALTH CARE PROVIDERS & SERVICES — 0.75%
Aetna Inc.
6.75%, 12/15/37	$60	$73,974
Cardinal Health Inc.
3.20%, 03/15/23[a]	50	47,135
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	60	61,294
Express Scripts Holding Co.
2.10%, 02/12/15	60	60,949
4.75%, 11/15/21	20	21,375
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	25	22,656
7.20%, 06/15/18	25	30,204
Laboratory Corp. of America Holdings
4.00%, 11/01/23 (Call 08/01/23)	50	49,106
McKesson Corp.
5.70%, 03/01/17	61	68,191
Medco Health Solutions Inc.
2.75%, 09/15/15	50	51,701
Quest Diagnostics Inc.
4.70%, 04/01/21	50	51,586
UnitedHealth Group Inc.
2.88%, 03/15/23	20	18,724
5.38%, 03/15/16	60	65,948
5.80%, 03/15/36	51	56,708
WellPoint Inc.
3.30%, 01/15/23	50	47,190
5.25%, 01/15/16	60	65,309
5.85%, 01/15/36	30	32,694

		824,744
HOTELS, RESTAURANTS & LEISURE — 0.19%
Darden Restaurants Inc.
3.35%, 11/01/22 (Call 08/01/22)	100	86,332
McDonald’s Corp.
3.70%, 02/15/42	50	42,831
5.35%, 03/01/18	50	57,586
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	20	19,533

		206,282
HOUSEHOLD DURABLES — 0.11%
Newell Rubbermaid Inc.
2.05%, 12/01/17	100	99,738
Whirlpool Corp.
3.70%, 03/01/23[a]	25	24,250

		123,988
HOUSEHOLD PRODUCTS — 0.36%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	150	142,278
Colgate-Palmolive Co.
1.30%, 01/15/17	60	60,020
Kimberly-Clark Corp.
6.13%, 08/01/17	63	73,605
Procter & Gamble Co. (The)
1.80%, 11/15/15	90	92,345
5.55%, 03/05/37	25	28,904

		397,152

112

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.21%
Exelon Generation Co. LLC
4.00%, 10/01/20 (Call 07/01/20)	$100	$100,936
5.35%, 01/15/14	22	22,118
PSEG Power LLC
8.63%, 04/15/31	61	82,452
Southern Power Co.
5.15%, 09/15/41	30	29,719

		235,225
INDUSTRIAL CONGLOMERATES — 0.23%
3M Co.
5.70%, 03/15/37	50	58,490
Danaher Corp.
2.30%, 06/23/16	50	51,570
General Electric Co.
2.70%, 10/09/22	50	47,481
4.13%, 10/09/42	20	18,300
Koninklijke Philips NV
3.75%, 03/15/22	60	60,542
Pentair Finance SA
2.65%, 12/01/19	20	19,092

		255,475
INSURANCE — 1.24%
ACE INA Holdings Inc.
2.60%, 11/23/15	60	62,091
Aflac Inc.
3.45%, 08/15/15[a]	50	52,309
Allstate Corp. (The)
5.55%, 05/09/35	32	35,356
American International Group Inc.
4.88%, 06/01/22	50	54,091
5.45%, 05/18/17	90	101,181
5.85%, 01/16/18	20	23,086
8.18%, 05/15/68 (Call 05/15/38)[d]	60	72,000
Aon PLC
4.25%, 12/12/42	50	42,965
Berkshire Hathaway Inc.
3.40%, 01/31/22[a]	100	100,051
Chubb Corp. (The)
5.75%, 05/15/18	25	29,025
CNA Financial Corp.
5.88%, 08/15/20	25	28,532
Genworth Holdings Inc.
7.63%, 09/24/21	50	60,222
Hartford Financial Services Group Inc.
5.50%, 03/30/20	25	28,130
Lincoln National Corp.
4.20%, 03/15/22	30	30,862
8.75%, 07/01/19	30	38,916
MetLife Inc.
4.13%, 08/13/42	130	114,307
5.00%, 06/15/15	44	46,912
Montpelier Re Holdings Ltd.
4.70%, 10/15/22	100	97,920

Security	Principal (000s)	Value

Principal Financial Group Inc.
4.63%, 09/15/42	$60	$56,462
Progressive Corp. (The)
3.75%, 08/23/21	50	51,445
Prudential Financial Inc.
4.50%, 11/16/21[a]	75	80,372
5.63%, 06/15/43 (Call 06/15/23)[d]	60	58,800
5.70%, 12/14/36	26	28,049
Travelers Companies Inc. (The)
4.60%, 08/01/43	50	48,937
5.80%, 05/15/18	30	34,921

		1,376,942
INTERNET SOFTWARE & SERVICES — 0.10%
eBay Inc.
0.70%, 07/15/15	60	60,223
Google Inc.
3.63%, 05/19/21	50	52,273

		112,496
IT SERVICES — 0.42%
Computer Sciences Corp.
4.45%, 09/15/22[a]	50	48,851
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	150	141,544
International Business Machines Corp.
2.90%, 11/01/21	125	123,322
5.60%, 11/30/39	6	6,648
5.70%, 09/14/17	100	115,885
Western Union Co. (The)
5.25%, 04/01/20	28	29,715

		465,965
LIFE SCIENCES TOOLS & SERVICES — 0.07%
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	50	46,623
3.60%, 08/15/21 (Call 05/15/21)	30	29,814

		76,437
MACHINERY — 0.24%
Caterpillar Inc.
3.90%, 05/27/21	60	63,013
5.20%, 05/27/41	25	26,267
5.70%, 08/15/16	34	38,290
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	50	44,062
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	50	53,833
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	25	25,398
3.90%, 09/01/42 (Call 03/01/42)	15	12,999

		263,862
MEDIA — 1.72%
21st Century Fox America Inc.
4.50%, 02/15/21	100	107,024
5.30%, 12/15/14	73	76,517
6.15%, 02/15/41	65	71,767

113

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

CBS Corp.
4.85%, 07/01/42 (Call 01/01/42)	$25	$22,577
Comcast Corp.
2.85%, 01/15/23[a]	60	56,115
3.13%, 07/15/22	75	72,690
6.45%, 03/15/37	42	48,639
6.95%, 08/15/37	40	48,452
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
2.40%, 03/15/17	100	102,426
3.80%, 03/15/22	100	95,716
5.00%, 03/01/21	75	78,272
Discovery Communications LLC
4.38%, 06/15/21	50	52,228
NBCUniversal Media LLC
4.38%, 04/01/21	60	64,402
5.95%, 04/01/41	60	65,010
Omnicom Group Inc.
3.63%, 05/01/22	25	24,348
Time Warner Cable Inc.
6.55%, 05/01/37	81	75,390
6.75%, 06/15/39	35	33,117
8.25%, 04/01/19	50	58,440
Time Warner Inc.
4.75%, 03/29/21	100	107,396
7.70%, 05/01/32	102	128,686
Viacom Inc.
1.25%, 02/27/15	50	50,264
4.50%, 03/01/21	60	63,446
Walt Disney Co. (The)
1.13%, 02/15/17	200	197,854
2.55%, 02/15/22	50	47,176
WPP Finance 2010
4.75%, 11/21/21	150	157,485

		1,905,437
METALS & MINING — 0.97%
Alcoa Inc.
5.55%, 02/01/17	41	44,407
5.95%, 02/01/37	41	38,391
Barrick Gold Corp.
3.85%, 04/01/22	60	54,150
Barrick North America Finance LLC
4.40%, 05/30/21	60	57,619
BHP Billiton Finance (USA) Ltd.
2.88%, 02/24/22	100	96,309
3.85%, 09/30/23	50	50,233
Cliffs Natural Resources Inc.
4.88%, 04/01/21 (Call 01/01/21)[a]	50	48,950
Freeport-McMoRan Copper & Gold Inc.
3.55%, 03/01/22 (Call 12/01/21)	150	139,650
5.45%, 03/15/43 (Call 09/15/42)	50	46,807
Newmont Mining Corp.
6.25%, 10/01/39	50	44,385
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	50	50,954
5.20%, 11/02/40	45	45,104
9.00%, 05/01/19	28	36,851
Rio Tinto Finance (USA) PLC
2.88%, 08/21/22 (Call 05/21/22)	50	46,337
Southern Copper Corp.
6.75%, 04/16/40	25	23,921

Security	Principal (000s)	Value

Teck Resources Ltd.
3.85%, 08/15/17	$50	$53,123
4.50%, 01/15/21 (Call 10/15/20)[a]	40	40,259
Vale Overseas Ltd.
4.63%, 09/15/20	50	51,116
6.25%, 01/23/17	62	69,408
6.88%, 11/21/36	35	35,780

		1,073,754
MULTI-UTILITIES — 0.39%
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	60	56,876
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	60	67,028
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	35	33,865
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	15	13,410
Dominion Resources Inc.
4.45%, 03/15/21	60	64,265
Series C
4.90%, 08/01/41 (Call 02/01/41)	50	49,158
5.15%, 07/15/15	38	40,614
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	50	49,257
Sempra Energy
6.00%, 10/15/39	20	22,219
9.80%, 02/15/19	25	33,508

		430,200
MULTILINE RETAIL — 0.14%
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)	25	24,878
Macy’s Retail Holdings Inc.
6.38%, 03/15/37	50	55,324
Target Corp.
2.90%, 01/15/22	30	28,959
4.00%, 07/01/42	50	43,368

		152,529
OFFICE ELECTRONICS — 0.07%
Xerox Corp.
4.25%, 02/15/15	50	51,961
5.63%, 12/15/19	25	27,957

		79,918
OIL, GAS & CONSUMABLE FUELS — 2.92%
Anadarko Petroleum Corp.
5.95%, 09/15/16	72	81,216
6.45%, 09/15/36	50	57,815
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	100	97,484
Canadian Natural Resources Ltd.
6.25%, 03/15/38	61	68,376
Cenovus Energy Inc.
6.75%, 11/15/39	50	59,334
Chevron Corp.
4.95%, 03/03/19	100	114,974
ConocoPhillips
5.75%, 02/01/19	100	117,840

114

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

ConocoPhillips Holding Co.
6.95%, 04/15/29	$34	$43,109
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	30	27,757
7.95%, 04/15/32	37	48,091
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)[a]	60	60,824
Encana Corp.
5.15%, 11/15/41 (Call 05/15/41)[a]	50	47,172
Energy Transfer Partners LP
4.65%, 06/01/21 (Call 03/01/21)	100	103,898
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	60	57,031
5.70%, 02/15/42	50	52,426
Series G
5.60%, 10/15/14	72	75,085
EOG Resources Inc.
4.10%, 02/01/21	60	63,462
EQT Corp.
4.88%, 11/15/21	25	25,718
Hess Corp.
7.13%, 03/15/33	51	61,362
Husky Energy Inc.
7.25%, 12/15/19	15	18,461
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	100	93,646
3.95%, 09/01/22 (Call 06/01/22)	50	49,118
6.50%, 02/01/37	52	57,568
Magellan Midstream Partners LP
4.25%, 02/01/21	20	20,953
Marathon Oil Corp.
6.00%, 10/01/17	48	55,148
Nexen Energy ULC
6.20%, 07/30/19	50	58,591
7.50%, 07/30/39	30	38,473
Noble Energy Inc.
6.00%, 03/01/41 (Call 09/01/40)	30	32,919
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)[a]	100	92,312
ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)	30	31,348
3.38%, 10/01/22 (Call 07/01/22)	150	141,552
Phillips 66
4.30%, 04/01/22	50	51,258
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	50	50,390
Plains All American Pipeline LP
3.95%, 09/15/15	80	84,481
Shell International Finance BV
0.63%, 12/04/15	100	100,130
3.10%, 06/28/15	100	103,977
6.38%, 12/15/38	60	73,646
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	60	53,766
Statoil ASA
2.45%, 01/17/23	100	91,616
5.25%, 04/15/19	60	69,063
Suncor Energy Inc.
6.10%, 06/01/18	25	29,368
6.50%, 06/15/38	30	35,122
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	50	48,370

Security	Principal (000s)	Value

Total Capital International SA
1.50%, 02/17/17	$50	$50,647
Total Capital SA
4.13%, 01/28/21	100	106,318
TransCanada PipeLines Ltd.
7.13%, 01/15/19	74	91,001
7.63%, 01/15/39	35	46,262
Valero Energy Corp.
6.13%, 02/01/20	50	57,543
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	50	45,309
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	50	46,848
5.25%, 03/15/20	44	48,201

		3,236,379
PAPER & FOREST PRODUCTS — 0.12%
Georgia-Pacific LLC
8.00%, 01/15/24	50	64,514
International Paper Co.
7.30%, 11/15/39	60	73,454

		137,968
PHARMACEUTICALS — 1.27%
AbbVie Inc.
1.75%, 11/06/17	200	201,681
2.90%, 11/06/22	25	23,504
4.40%, 11/06/42	75	68,542
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	50	47,080
Allergan Inc.
3.38%, 09/15/20	10	10,327
AstraZeneca PLC
4.00%, 09/18/42	30	26,429
6.45%, 09/15/37	50	60,462
Bristol-Myers Squibb Co.
5.88%, 11/15/36	45	51,934
Eli Lilly and Co.
5.55%, 03/15/37	41	45,197
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	38	44,221
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	100	95,694
Johnson & Johnson
4.85%, 05/15/41	30	31,578
5.55%, 08/15/17	50	57,862
Merck & Co. Inc.
4.75%, 03/01/15	90	94,876
5.85%, 06/30/39	50	57,980
Novartis Capital Corp.
2.40%, 09/21/22	30	27,750
Novartis Securities Investment Ltd.
5.13%, 02/10/19	60	68,917
Pfizer Inc.
3.00%, 06/15/23	100	95,642
6.20%, 03/15/19	100	120,370
7.20%, 03/15/39	40	53,511
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	61	66,586
Wyeth LLC
5.50%, 02/01/14	53	53,438

		1,403,581

115

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.67%
American Tower Corp.
5.05%, 09/01/20	$50	$52,196
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)[a]	50	46,520
Boston Properties LP
4.13%, 05/15/21	50	51,398
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	50	49,938
ERP Operating LP
5.25%, 09/15/14	54	55,946
HCP Inc.
6.70%, 01/30/18	54	63,525
Health Care REIT Inc.
4.13%, 04/01/19 (Call 01/01/19)	60	63,986
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	25	25,347
Host Hotels & Resorts LP Series D
3.75%, 10/15/23 (Call 07/15/23)	25	23,437
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	50	45,216
ProLogis LP
6.88%, 03/15/20 (Call 12/16/19)	50	58,701
Realty Income Corp.
4.65%, 08/01/23 (Call 05/01/23)	50	51,003
Simon Property Group LP
4.38%, 03/01/21 (Call 12/01/20)	90	96,536
Ventas Realty LP/Ventas Capital Corp.
4.25%, 03/01/22 (Call 12/01/21)	60	60,864

		744,613
ROAD & RAIL — 0.37%
Burlington Northern Santa Fe Corp.
3.05%, 09/01/22 (Call 06/01/22)	60	56,923
6.15%, 05/01/37	62	70,525
Canadian National Railway Co.
2.85%, 12/15/21 (Call 09/15/21)	50	48,795
CSX Corp.
4.25%, 06/01/21 (Call 03/01/21)	60	63,342
6.22%, 04/30/40	25	28,585
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	60	57,500
4.84%, 10/01/41	37	36,022
Union Pacific Corp.
4.75%, 12/15/43 (Call 06/15/43)	50	48,497

		410,189
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.07%
Intel Corp.
1.35%, 12/15/17	50	49,885
4.25%, 12/15/42	30	26,725

		76,610

Security	Principal (000s)	Value

SOFTWARE — 0.42%
Microsoft Corp.
1.63%, 09/25/15	$50	$51,098
3.75%, 05/01/43 (Call 11/01/42)	50	42,086
4.50%, 10/01/40	30	28,589
Oracle Corp.
1.20%, 10/15/17	230	228,368
5.25%, 01/15/16	50	54,846
5.38%, 07/15/40	60	64,269

		469,256
SPECIALTY RETAIL — 0.18%
Home Depot Inc. (The)
5.40%, 03/01/16	62	68,502
5.88%, 12/16/36	63	72,246
Lowe’s Companies Inc.
3.80%, 11/15/21 (Call 08/15/21)	30	31,165
6.88%, 02/15/28	25	31,354

		203,267
TOBACCO — 0.33%
Altria Group Inc.
10.20%, 02/06/39	70	109,676
Lorillard Tobacco Co.
2.30%, 08/21/17	60	60,774
Philip Morris International Inc.
2.50%, 08/22/22	100	91,524
5.65%, 05/16/18	40	46,553
Reynolds American Inc.
7.25%, 06/15/37	51	59,383

		367,910
WIRELESS TELECOMMUNICATION SERVICES — 0.44%
America Movil SAB de CV
5.00%, 03/30/20	150	163,183
New Cingular Wireless Services Inc.
8.75%, 03/01/31	60	84,801
Rogers Wireless Inc.
6.38%, 03/01/14	61	61,863
Vodafone Group PLC
4.38%, 03/16/21	50	52,554
4.38%, 02/19/43	70	59,566
5.75%, 03/15/16	62	68,507

		490,474

TOTAL CORPORATE BONDS & NOTES
(Cost: $36,242,666)		36,870,905

FOREIGN AGENCY OBLIGATIONS[f] — 3.29%

BRAZIL — 0.36%
Petrobras Global Finance BV
5.63%, 05/20/43	20	16,452
Petrobras International Finance Co.
3.50%, 02/06/17	50	50,845
5.38%, 01/27/21	200	200,134
5.75%, 01/20/20	124	128,905

		396,336

116

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

CANADA — 0.86%
British Columbia (Province of)
2.00%, 10/23/22	$200	$182,870
Export Development Canada
3.13%, 04/24/14	74	74,847
Hydro-Quebec
2.00%, 06/30/16	70	72,369
Manitoba (Province of)
1.30%, 04/03/17	60	60,899
Nova Scotia (Province of)
2.38%, 07/21/15	60	61,959
Ontario (Province of)
1.65%, 09/27/19	50	48,731
2.30%, 05/10/16	50	52,037
4.40%, 04/14/20[a]	150	167,204
4.95%, 11/28/16[a]	100	112,129
Quebec (Province of)
5.00%, 03/01/16	82	90,213
7.50%, 09/15/29	22	29,910

		953,168
GERMANY — 0.94%
KfW
0.50%, 04/19/16	150	150,262
0.63%, 04/24/15	100	100,508
2.63%, 01/25/22	100	99,541
2.75%, 09/08/20	300	308,652
5.13%, 03/14/16	205	227,010
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	142	159,814

		1,045,787
JAPAN — 0.09%
Japan Finance Corp.
2.50%, 01/21/16	100	104,307

		104,307
MEXICO — 0.22%
Pemex Project Funding Master Trust
5.75%, 03/01/18	100	111,375
6.63%, 06/15/35	102	105,060
Petroleos Mexicanos
5.50%, 06/27/44	25	22,188

		238,623
SOUTH KOREA — 0.27%
Export-Import Bank of Korea (The)
5.88%, 01/14/15	100	105,733
Korea Development Bank (The)
1.50%, 01/22/18	200	194,808

		300,541

Security	Principal (000s)	Value

SUPRANATIONAL — 0.44%
Asian Development Bank
0.50%, 06/20/16	$250	$250,310
1.75%, 03/21/19	20	20,140
Inter-American Development Bank
3.88%, 02/14/20	110	121,613
5.13%, 09/13/16	83	93,453

		485,516
SWEDEN — 0.11%
Svensk Exportkredit AB
2.13%, 07/13/16	60	62,252
5.13%, 03/01/17	50	56,758

		119,010

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $3,587,542)		3,643,288

FOREIGN GOVERNMENT OBLIGATIONS[f] — 2.13%

BRAZIL — 0.40%
Brazil (Federative Republic of)
4.88%, 01/22/21	200	212,000
6.00%, 01/17/17	150	167,475
7.13%, 01/20/37	30	34,395
8.00%, 01/15/18	29	32,364

		446,234
CANADA — 0.07%
Canada (Government of)
0.88%, 02/14/17	75	75,530

		75,530
COLOMBIA — 0.09%
Colombia (Republic of)
6.13%, 01/18/41	100	106,250

		106,250
ITALY — 0.19%
Italy (Republic of)
4.50%, 01/21/15	100	103,851
5.38%, 06/12/17	100	110,023

		213,874
MEXICO — 0.41%
United Mexican States
3.63%, 03/15/22	178	175,775
4.75%, 03/08/44	100	88,250
7.50%, 04/08/33[a]	154	191,345

		455,370

117

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

PANAMA — 0.15%
Panama (Republic of)
5.20%, 01/30/20[a]	$150	$163,725

		163,725
PERU — 0.11%
Peru (Republic of)
7.13%, 03/30/19	100	120,250

		120,250
PHILIPPINES — 0.23%
Philippines (Republic of the)
6.38%, 10/23/34	100	119,000
7.75%, 01/14/31	100	133,000

		252,000
POLAND — 0.05%
Poland (Republic of)
6.38%, 07/15/19	50	58,635

		58,635
SOUTH AFRICA — 0.09%
South Africa (Republic of)
4.67%, 01/17/24[a]	100	96,025

		96,025
TURKEY — 0.30%
Turkey (Republic of)
3.25%, 03/23/23	200	171,626
4.88%, 04/16/43	200	160,626

		332,252
URUGUAY — 0.04%
Uruguay (Republic of)
7.63%, 03/21/36	35	42,350

		42,350

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $2,468,608)		2,362,495

MUNICIPAL DEBT OBLIGATIONS — 1.22%

CALIFORNIA — 0.49%
Bay Area Toll Authority RB Highway Revenue Tolls BAB Series S1
7.04%, 04/01/50	40	50,753
County of Sonoma RB Miscellaneous Revenue Series A
6.00%, 12/01/29 (GTD)	30	29,835
Los Angeles Community College District GO BAB
6.75%, 08/01/49	30	38,814
Los Angeles Department of Water & Power RB Electric Power & Light Revenues BAB
6.57%, 07/01/45	30	37,873
Los Angeles Unified School District GO BAB
6.76%, 07/01/34	75	94,279

Security	Principal (000s)	Value

Sacramento Municipal Utility District RB Electric Power & Light Revenues BAB
6.16%, 05/15/36	$30	$32,694
Santa Clara Valley Transportation Authority RB Sales Tax Revenue BAB
5.88%, 04/01/32	50	55,313
State of California GO
6.20%, 10/01/19	20	23,681
State of California GO BAB
7.30%, 10/01/39	135	174,906

		538,148
COLORADO — 0.04%
Denver City & County School District No. 1 COP Lease Appropriation Series B
4.24%, 12/15/37	50	45,738

		45,738
GEORGIA — 0.02%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB Project M, Series 2010A
6.66%, 04/01/57	20	21,436

		21,436
ILLINOIS — 0.08%
State of Illinois GO
5.10%, 06/01/33	100	91,263

		91,263
MASSACHUSETTS — 0.07%
Commonwealth of Massachusetts GOL BAB Series D
4.50%, 08/01/31	75	75,533

		75,533
NEW JERSEY — 0.11%
New Jersey Economic Development Authority RB Lease Appropriation Series B
0.00%, 02/15/23 (AGM)	100	63,738
New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB Series C
5.75%, 12/15/28	50	55,023

		118,761
NEW YORK — 0.22%
Metropolitan Transportation Authority RB Transit Revenue BAB
7.34%, 11/15/39	40	53,192
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.72%, 06/15/42	40	45,806
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
5.86%, 12/01/24 (GOI)	75	87,811
State of New York GO BAB
5.97%, 03/01/36	50	56,036

		242,845

118

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

OHIO — 0.09%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues BAB Series E
6.27%, 02/15/50	$25	$26,300
Ohio State Water Development Authority RB Miscellaneous Revenue BAB
4.88%, 12/01/34	70	72,798

		99,098
OREGON — 0.05%
State of Oregon GO
5.89%, 06/01/27	50	58,406

		58,406
TEXAS — 0.05%
City of San Antonio RB Electric Power & Light Revenues BAB
5.81%, 02/01/41	50	58,159

		58,159

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $1,309,585)		1,349,387

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 58.94%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.64%
Federal Home Loan Banks
5.00%, 11/17/17[a]	890	1,026,522
Federal Home Loan Mortgage Corp.
0.88%, 03/07/18	100	98,485
1.25%, 08/01/19	380	367,537
1.75%, 09/10/15	500	512,911
1.75%, 05/30/19[a]	140	139,785
2.38%, 01/13/22[a]	140	136,279
4.50%, 01/15/15	1,050	1,100,424
4.88%, 06/13/18[a]	704	812,328
6.75%, 03/15/31	191	255,979
Federal National Mortgage Association
1.25%, 01/30/17[a]	260	264,422
5.00%, 04/15/15	1,800	1,917,258
5.38%, 06/12/17	310	357,867
6.63%, 11/15/30[a]	240	318,134
Tennessee Valley Authority
3.50%, 12/15/42	50	40,339

		7,348,270
U.S. GOVERNMENT OBLIGATIONS — 52.30%
U.S. Treasury Bonds
2.75%, 08/15/42	670	543,772
2.75%, 11/15/42	560	453,538
2.88%, 05/15/43[a]	200	165,922
3.00%, 05/15/42[a]	270	231,890
3.13%, 02/15/43	130	113,979
3.63%, 08/15/43[a]	75	72,494
3.75%, 08/15/41[a]	420	419,034
3.75%, 11/15/43	100	98,953
3.88%, 08/15/40[a]	630	644,881
4.25%, 11/15/40[a]	610	664,259
4.38%, 05/15/41[a]	110	122,141

Security	Principal (000s)	Value

4.50%, 08/15/39[a]	$438	$496,981
4.75%, 02/15/37	340	399,735
4.75%, 02/15/41	660	777,091
5.25%, 02/15/29[a]	310	381,511
5.38%, 02/15/31[a]	160	200,723
6.25%, 05/15/30	360	491,609
7.63%, 02/15/25[a]	590	861,235
8.13%, 08/15/19[a]	710	964,045
U.S. Treasury Notes
0.25%, 07/15/15[a]	1,720	1,720,464
0.25%, 09/15/15	2,000	1,999,700
0.25%, 11/30/15	2,500	2,498,437
0.38%, 11/15/14	50	50,097
0.38%, 04/15/15	1,720	1,724,317
0.38%, 01/15/16	1,300	1,301,781
0.63%, 08/15/16	450	451,876
0.63%, 11/30/17	1,560	1,537,411
0.75%, 10/31/17	420	416,611
0.75%, 12/31/17	650	642,876
0.88%, 12/31/16	1,170	1,179,547
0.88%, 02/28/17	1,460	1,469,256
0.88%, 07/31/19	2,650	2,538,859
1.00%, 09/30/16[a]	760	770,488
1.00%, 10/31/16	2,380	2,411,059
1.13%, 12/31/19[a]	520	499,944
1.25%, 10/31/18[a]	350	348,527
1.25%, 02/29/20	280	269,853
1.38%, 07/31/18[a]	550	553,196
1.50%, 08/31/18[a]	2,970	3,000,680
1.50%, 03/31/19[a]	840	840,000
1.63%, 11/15/22	480	442,848
1.75%, 05/15/22	290	274,053
1.75%, 05/15/23	495	455,860
1.88%, 06/30/15	1,720	1,764,789
2.00%, 04/30/16[a]	1,980	2,057,260
2.00%, 07/31/20[a]	200	200,304
2.00%, 11/15/21	530	516,898
2.00%, 02/15/22[a]	1,010	979,579
2.00%, 02/15/23[a]	340	322,323
2.13%, 05/31/15[a]	1,720	1,769,054
2.13%, 02/29/16[a]	2,230	2,319,601
2.38%, 07/31/17	2,640	2,785,147
2.38%, 05/31/18[a]	460	484,283
2.38%, 06/30/18[a]	1,020	1,072,724
2.50%, 03/31/15[a]	1,560	1,607,346
2.50%, 08/15/23	300	294,381
2.63%, 04/30/18[a]	180	191,482
2.75%, 11/15/23	300	300,234
3.00%, 02/28/17	1,110	1,192,595
3.13%, 05/15/21[a]	480	511,229
3.25%, 03/31/17	262	283,851
3.63%, 08/15/19[a]	870	964,839
3.63%, 02/15/21[a]	230	253,511
4.63%, 11/15/16[a]	2,276	2,546,139

		57,919,102

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $64,755,054)		65,267,372

119

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2013

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 25.93%

MONEY MARKET FUNDS — 25.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,g,h]	26,629	$26,629,002
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,g,h]	1,542	1,541,687
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,g]	539	538,902

		28,709,591

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,709,591)		28,709,591

TOTAL INVESTMENTS IN SECURITIES — 124.81%
(Cost: $137,073,046)		138,203,038
Other Assets, Less Liabilities — (24.81)%		(27,471,514)

NET ASSETS — 100.00%		$110,731,524

BAB — Build America Bond
COP — Certificates of Participation
GO — General Obligation
GOI — General Obligation of the Issuer
GOL — General Obligation Limited
GTD — Guaranteed by the Commonwealth, County or State
RB — Revenue Bond

Insured by:
AGM — Assured Guaranty Municipal Corp.

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	Affiliated issuer. See Note 2.
[d]	Variable rate security. Rate shown is as of report date.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

120

Schedule of Investments  (Unaudited)

iShares iBOXX $ HIGH YIELD CORPORATE BOND ETF

November 30, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.94%

AEROSPACE & DEFENSE — 1.39%
B/E Aerospace Inc.
5.25%, 04/01/22 (Call 04/01/17)[a]	$27,050	$27,793,875
6.88%, 10/01/20 (Call 10/01/15)[a]	13,050	14,355,000
Bombardier Inc.
4.25%, 01/15/16[a,b]	14,925	15,577,969
5.75%, 03/15/22[b]	11,350	11,264,875
6.13%, 01/15/23[a,b]	24,525	24,341,062
7.50%, 03/15/18[a,b]	13,200	14,982,000
7.75%, 03/15/20[a,b]	18,070	20,554,625
Huntington Ingalls Industries Inc.
6.88%, 03/15/18 (Call 03/15/15)[a]	13,585	14,636,334
7.13%, 03/15/21 (Call 03/15/16)[a]	10,460	11,400,846
Meccanica Holdings USA Inc.
6.25%, 07/15/19[b]	9,650	10,011,875
TransDigm Inc.
5.50%, 10/15/20 (Call 10/15/15)	14,750	14,491,875
7.50%, 07/15/21 (Call 07/15/16)[a]	8,500	9,137,500
7.75%, 12/15/18 (Call 12/15/14)	31,979	34,297,477

		222,845,313
AIR FREIGHT & LOGISTICS — 0.10%
CEVA Group PLC
8.38%, 12/01/17 (Call 12/30/13)[a,b]	16,000	16,720,000

		16,720,000
AIRLINES — 0.25%
Air Canada
6.75%, 10/01/19 (Call 10/01/16)[a,b]	3,375	3,509,819
Continental Airlines Inc. 2012-3 Pass Through Trust
6.13%, 04/29/18	7,350	7,625,625
United Airlines Inc.
6.75%, 09/15/15 (Call 12/30/13)[b]	16,880	17,428,600
US Airways Group Inc.
6.13%, 06/01/18	11,853	11,877,025

		40,441,069
AUTO COMPONENTS — 1.78%
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 03/15/16)[a]	6,450	6,772,500
6.63%, 10/15/22 (Call 10/15/17)[a]	12,750	13,483,125
Dana Holding Corp.
5.38%, 09/15/21 (Call 09/15/16)	10,000	10,137,441
6.50%, 02/15/19 (Call 02/15/15)	4,050	4,333,905
Delphi Corp.
5.00%, 02/15/23 (Call 02/15/18)	9,650	9,987,750
5.88%, 05/15/19 (Call 05/15/14)[a]	10,600	11,236,000
6.13%, 05/15/21 (Call 05/15/16)[a]	10,420	11,462,000
Goodyear Tire & Rubber Co. (The)
6.50%, 03/01/21 (Call 03/01/16)[a]	18,400	19,458,000
7.00%, 05/15/22 (Call 05/15/17)[a]	14,170	15,232,750
8.25%, 08/15/20 (Call 08/15/15)[a]	20,295	22,831,875

Security	Principal (000s)	Value

Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.00%, 08/01/20 (Call 02/01/17)[a,b]	$12,100	$12,367,984
7.75%, 01/15/16 (Call 12/16/13)[a]	21,952	22,519,626
8.00%, 01/15/18 (Call 01/15/14)	48,995	51,217,418
Lear Corp.
4.75%, 01/15/23 (Call 01/15/18)[b]	11,758	11,188,527
Schaeffler Finance BV
4.75%, 05/15/21 (Call 05/15/16)[b]	18,150	18,059,250
7.75%, 02/15/17[b]	13,970	15,925,800
8.50%, 02/15/19 (Call 02/15/15)[a,b]	8,915	10,051,662
TRW Automotive Inc.
4.50%, 03/01/21[b]	9,725	9,997,694
7.25%, 03/15/17[b]	7,820	9,002,374

		285,265,681
AUTOMOBILES — 0.97%
Chrysler Group LLC/CG Co-Issuer Inc.
8.00%, 06/15/19 (Call 06/15/15)[a]	34,050	37,900,180
8.25%, 06/15/21 (Call 06/15/16)[a]	35,810	40,642,792
General Motors Co.
3.50%, 10/02/18[b]	13,800	14,058,750
4.88%, 10/02/23[b]	32,150	32,386,701
Jaguar Land Rover Automotive PLC
5.63%, 02/01/23 (Call 02/01/18)[a,b]	11,800	11,731,746
7.75%, 05/15/18 (Call 05/15/14)[a,b]	9,300	10,049,156
8.13%, 05/15/21 (Call 05/15/16)[b]	7,375	8,326,433

		155,095,758
BEVERAGES — 0.56%
Constellation Brands Inc.
3.75%, 05/01/21[a]	11,250	10,575,000
4.25%, 05/01/23	21,075	19,810,500
6.00%, 05/01/22	13,300	14,231,000
7.25%, 09/01/16[a]	14,350	16,287,250
7.25%, 05/15/17	14,099	16,284,345
8.38%, 12/15/14	11,700	12,519,000

		89,707,095
BUILDING PRODUCTS — 0.82%
Building Materials Corp. of America
6.75%, 05/01/21 (Call 05/01/16)[b]	20,200	21,765,500
6.88%, 08/15/18 (Call 08/15/14)[b]	10,070	10,749,725
Grifols Inc.
8.25%, 02/01/18 (Call 02/01/14)	23,285	24,973,162
Masco Corp.
4.80%, 06/15/15	4,000	4,180,000
5.95%, 03/15/22[a]	7,000	7,385,000
6.13%, 10/03/16	23,303	25,982,845
7.13%, 03/15/20[a]	10,345	11,741,575
USG Corp.
6.30%, 11/15/16[a]	9,379	10,105,873
9.75%, 01/15/18[a]	12,785	14,958,450

		131,842,130
CAPITAL MARKETS — 0.53%
Affinion Group Inc.
7.88%, 12/15/18 (Call 12/15/14)[a]	9,250	8,510,001
E*TRADE Financial Corp.
6.00%, 11/15/17 (Call 11/15/14)[a]	9,750	10,359,436
6.38%, 11/15/19 (Call 11/15/15)[a]	16,275	17,434,594
6.75%, 06/01/16[a]	9,350	10,109,687

121

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Nuveen Investments Inc.
9.13%, 10/15/17 (Call 10/15/14)[a,b]	$11,600	$11,484,000
9.50%, 10/15/20 (Call 10/15/16)[a,b]	13,425	13,156,500
Virgin Media Finance PLC
8.38%, 10/15/19 (Call 10/15/14)[a]	12,550	13,661,619

		84,715,837
CHEMICALS — 2.26%
Ashland Inc.
3.00%, 03/15/16 (Call 02/15/16)	5,000	5,097,639
3.88%, 04/15/18 (Call 03/15/18)	17,250	17,383,201
4.75%, 08/15/22 (Call 05/15/22)[a]	26,300	24,976,203
Axiall Corp.
4.88%, 05/15/23 (Call 05/15/18)[b]	9,980	9,390,540
Celanese U.S. Holdings LLC
4.63%, 11/15/22	10,700	10,264,086
5.88%, 06/15/21	8,650	9,233,875
6.63%, 10/15/18 (Call 10/15/14)[a]	12,680	13,623,302
Eagle Spinco Inc.
4.63%, 02/15/21 (Call 02/15/18)[a,b]	15,275	14,854,938
Hexion U.S. Finance Corp.
6.63%, 04/15/20 (Call 04/15/15)	33,650	34,407,128
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.88%, 02/01/18 (Call 02/01/14)[a]	24,750	25,715,866
9.00%, 11/15/20 (Call 11/15/15)[a]	10,200	10,070,755
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)[a]	14,500	14,300,625
8.63%, 03/15/21 (Call 09/15/15)[a]	12,260	13,761,850
Ineos Finance PLC
7.50%, 05/01/20 (Call 05/01/15)[b]	15,610	17,092,950
8.38%, 02/15/19 (Call 02/15/15)[a,b]	21,050	23,418,125
Ineos Group Holdings SA
6.13%, 08/15/18 (Call 05/15/15)[b]	16,025	16,165,219
Momentive Performance Materials Inc.
8.88%, 10/15/20 (Call 10/15/15)	23,400	24,599,250
9.00%, 01/15/21 (Call 01/15/16)[a]	14,108	12,362,135
NOVA Chemicals Corp.
5.25%, 08/01/23 (Call 08/01/18)[b]	2,700	2,774,250
PolyOne Corp.
5.25%, 03/15/23	8,400	8,190,000
Rockwood Specialties Group Inc.
4.63%, 10/15/20 (Call 10/15/15)	26,650	27,416,188
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
8.75%, 02/01/19 (Call 08/01/15)[a,b]	27,725	28,348,812

		363,446,937
COMMERCIAL BANKS — 3.30%
BBVA International Preferred SAU
5.92%, 12/31/49 (Call 04/18/17)[a,c]	15,061	14,231,410
BPCE SA
12.50%, 12/31/49 (Call 09/30/19)[a,b,c]	7,400	9,472,000
CIT Group Inc.
4.25%, 08/15/17[a]	39,200	41,013,000
4.75%, 02/15/15[a,b]	26,600	27,597,500
5.00%, 05/15/17[a]	27,800	29,746,000
5.00%, 08/15/22	24,250	24,189,375
5.00%, 08/01/23	16,500	16,170,000
5.25%, 03/15/18	35,576	38,332,066
5.38%, 05/15/20[a]	19,750	21,082,525
5.50%, 02/15/19[a,b]	48,230	51,907,537

Security	Principal (000s)	Value

Commerzbank AG
8.13%, 09/19/23[a,b]	$22,050	$24,255,000
Credit Agricole SA
6.64%, 12/31/49 (Call 05/31/17)[a,b,c]	19,345	19,345,000
8.38%, 12/31/49 (Call 10/13/19)[a,b,c]	21,600	24,300,000
Dresdner Bank AG
7.25%, 09/15/15	4,000	4,320,000
Fifth Third Bancorp
5.10%, 12/31/49 (Call 06/30/23)[c]	15,850	14,106,500
HBOS PLC
6.75%, 05/21/18[b]	13,170	14,902,777
Regions Bank
7.50%, 05/15/18	18,450	21,992,400
Resona Preferred Global Securities (Cayman) Ltd.
7.19%, 12/31/49 (Call 07/30/15)[a,b,c]	4,600	4,922,000
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	4,150	4,251,302
5.05%, 01/08/15[a]	16,250	16,750,854
6.10%, 06/10/23[a]	19,500	19,780,367
6.13%, 12/15/22[a]	44,650	45,694,694
Societe Generale
5.92%, 12/31/49 (Call 04/05/17)[a,b,c]	17,915	18,609,206
UBS Preferred Funding Trust V Series 1
6.24%, 05/29/49 (Call 05/15/16)[a,c]	22,375	23,773,438

		530,744,951
COMMERCIAL SERVICES & SUPPLIES — 2.26%
ADT Corp. (The)
2.25%, 07/15/17	12,500	12,159,824
3.50%, 07/15/22	8,000	6,967,391
4.13%, 06/15/23	10,050	8,893,267
6.25%, 10/15/21[a,b]	19,250	20,058,604
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 10/15/15)[a,b]	23,200	24,998,000
10.75%, 10/15/19 (Call 10/15/16)[a,b]	14,550	15,095,625
APX Group Inc.
6.38%, 12/01/19 (Call 12/01/15)[a]	18,850	18,944,250
8.75%, 12/01/20 (Call 12/01/15)	12,781	13,036,620
Ceridian Corp.
8.88%, 07/15/19 (Call 07/15/15)[b]	16,250	18,719,860
11.25%, 11/15/15 (Call 12/30/13)[a]	22,250	22,420,827
Ceridian HCM Holding Inc.
11.00%, 03/15/21 (Call 03/15/16)[b]	3,675	4,244,772
Clean Harbors Inc.
5.13%, 06/01/21 (Call 12/01/16)[a]	12,725	12,788,625
5.25%, 08/01/20 (Call 08/01/16)[a]	15,229	15,609,725
Envision Healthcare Corp.
8.13%, 06/01/19 (Call 06/01/14)	1,100	1,192,125
Global A&T Electronics Ltd.
10.00%, 02/01/19 (Call 02/01/16)[b]	13,100	10,611,000
Interactive Data Corp.
10.25%, 08/01/18 (Call 08/01/14)	9,400	10,331,693
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)	21,200	19,795,500
6.00%, 08/15/23 (Call 08/15/18)[a]	11,250	11,455,576
7.75%, 10/01/19 (Call 10/01/15)	8,680	9,667,167
8.38%, 08/15/21 (Call 08/15/14)[a]	9,300	10,010,443
R.R. Donnelley & Sons Co.
7.00%, 02/15/22[a]	9,850	10,441,000
7.63%, 06/15/20	9,100	9,896,250
7.88%, 03/15/21[a]	10,575	11,658,937
8.25%, 03/15/19[a]	8,350	9,602,500

122

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Tervita Corp.
8.00%, 11/15/18 (Call 11/15/15)[b]	$14,150	$14,503,750
TransUnion LLC/TransUnion Financing Corp.
11.38%, 06/15/18 (Call 06/15/14)	11,750	12,925,000
West Corp.
7.88%, 01/15/19 (Call 11/15/14)	13,050	14,109,695
8.63%, 10/01/18 (Call 10/01/14)	11,840	12,909,672

		363,047,698
COMMUNICATIONS EQUIPMENT — 0.76%
Alcatel-Lucent USA Inc.
6.75%, 11/15/20 (Call 11/15/16)[b]	10,480	10,545,500
8.88%, 01/01/20 (Call 07/01/16)[b]	9,050	9,892,828
Avaya Inc.
7.00%, 04/01/19 (Call 04/01/15)[a,b]	22,790	22,106,300
10.50%, 03/01/21 (Call 03/01/17)[a,b]	28,345	25,581,363
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	2,590	2,441,194
CommScope Inc.
8.25%, 01/15/19 (Call 01/15/15)[a,b]	25,974	28,506,465
Nokia OYJ
5.38%, 05/15/19	22,500	23,282,964

		122,356,614
COMPUTERS & PERIPHERALS — 0.18%
NCR Corp.
4.63%, 02/15/21 (Call 02/15/17)	9,150	8,898,375
5.00%, 07/15/22 (Call 07/15/17)	13,250	12,885,625
Seagate HDD Cayman
4.75%, 06/01/23[b]	5,550	5,272,500
7.00%, 11/01/21 (Call 05/01/16)	1,900	2,104,250

		29,160,750
CONSTRUCTION MATERIALS — 0.31%
Lafarge SA
6.20%, 07/09/15[b]	3,325	3,552,248
6.50%, 07/15/16	8,000	8,793,335
Vulcan Materials Co.
6.50%, 12/01/16[a]	13,050	14,550,750
7.00%, 06/15/18[a]	7,900	8,927,000
7.50%, 06/15/21	12,900	14,577,000

		50,400,333
CONSUMER FINANCE — 4.47%
Ally Financial Inc.
3.13%, 01/15/16[a]	13,600	13,909,873
3.50%, 07/18/16[a]	20,100	20,677,242
4.63%, 06/26/15[a]	32,940	34,509,215
4.75%, 09/10/18	15,500	16,275,000
5.50%, 02/15/17	31,490	34,022,901
6.25%, 12/01/17[a]	19,110	21,360,883
6.75%, 12/01/14[a]	22,800	23,940,000
7.50%, 09/15/20[a]	37,300	43,670,433
8.00%, 12/31/18[a]	9,525	11,334,842
8.00%, 03/15/20	42,260	50,712,000
8.30%, 02/12/15	37,500	40,472,933
General Motors Financial Co. Inc.
2.75%, 05/15/16[a,b]	10,865	11,018,031

Security	Principal (000s)	Value

3.25%, 05/15/18[a,b]	$14,570	$14,622,448
4.25%, 05/15/23[a,b]	16,265	15,466,260
4.75%, 08/15/17[b]	27,784	29,451,643
6.75%, 06/01/18[a]	10,315	11,687,307
ILFC E-Capital Trust II
6.25%, 12/21/65 (Call 12/21/15)[a,b,c]	11,000	10,230,000
SLM Corp.
4.63%, 09/25/17[a]	11,086	11,481,990
5.50%, 01/15/19[a]	49,900	51,848,755
5.50%, 01/25/23[a]	22,215	20,880,043
6.00%, 01/25/17	21,400	23,060,965
6.25%, 01/25/16[a]	34,961	37,945,180
7.25%, 01/25/22	15,600	16,516,608
8.00%, 03/25/20	26,600	30,253,276
8.45%, 06/15/18[a]	41,450	48,193,542
Springleaf Finance Corp.
6.90%, 12/15/17[a]	44,980	48,578,400
7.75%, 10/01/21[b]	7,100	7,526,000
Series I
5.40%, 12/01/15	18,300	19,169,250

		718,815,020
CONTAINERS & PACKAGING — 1.54%
Ardagh Packaging Finance PLC
4.88%, 11/15/22 (Call 11/15/17)[a,b]	9,500	9,416,607
7.00%, 11/15/20 (Call 11/15/16)[a,b]	16,875	16,832,812
7.38%, 10/15/17 (Call 10/15/14)[b]	12,200	13,099,750
7.38%, 10/15/17 (Call 10/15/14)[a,b]	2,150	2,305,875
9.13%, 10/15/20 (Call 10/15/15)[a,b]	12,676	13,658,390
Ball Corp.
4.00%, 11/15/23[a]	23,550	21,114,268
5.00%, 03/15/22	16,750	16,483,270
5.75%, 05/15/21 (Call 11/15/15)[a]	8,900	9,416,200
6.75%, 09/15/20 (Call 03/15/15)	11,530	12,567,700
Berry Plastics Corp.
9.50%, 05/15/18 (Call 05/15/14)[a]	11,350	12,220,442
9.75%, 01/15/21 (Call 01/15/16)[a]	17,250	20,052,109
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II
5.63%, 12/15/16 (Call 12/15/15)[b]	4,200	4,284,000
Crown Americas LLC/Crown Americas Capital Corp. III
6.25%, 02/01/21 (Call 02/01/16)[a]	14,000	15,102,500
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23	20,400	18,666,000
Rock Tenn Co.
4.90%, 03/01/22	7,200	7,522,997
Sealed Air Corp.
5.25%, 04/01/23 (Call 01/01/23)[b]	9,950	9,651,500
6.50%, 12/01/20 (Call 09/01/20)[a,b]	9,800	10,608,500
8.13%, 09/15/19 (Call 09/15/15)[a,b]	13,710	15,458,025
8.38%, 09/15/21 (Call 09/15/16)[b]	16,770	19,117,800

		247,578,745
DISTRIBUTORS — 0.72%
HD Supply Inc.
7.50%, 07/15/20 (Call 10/15/16)[a]	26,800	28,314,200
8.13%, 04/15/19 (Call 04/15/15)[a]	24,940	27,839,275
11.00%, 04/15/20 (Call 04/15/16)	14,580	17,313,750
11.50%, 07/15/20 (Call 10/15/16)[a]	20,150	24,028,875
VWR Funding Inc.
7.25%, 09/15/17 (Call 09/15/14)[a]	17,375	18,721,563

		116,217,663

123

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

November 30, 2013

Security	Principal (000s)	Value

DIVERSIFIED CONSUMER SERVICES — 0.43%
Laureate Education Inc.
9.25%, 09/01/19 (Call 09/01/15)[b]	$28,800	$31,464,000
Service Corp. International
5.38%, 01/15/22 (Call 07/15/17)[a,b]	8,900	8,989,000
ServiceMaster Co.
7.00%, 08/15/20 (Call 08/15/15)[a]	15,850	15,176,375
8.00%, 02/15/20 (Call 02/15/15)	13,100	13,135,564

		68,764,939
DIVERSIFIED FINANCIAL SERVICES — 1.12%
Denali Borrower LLC/Denali Finance Corp.
5.63%, 10/15/20 (Call 10/15/16)[a,b]	23,875	23,465,911
ING U.S. Inc.
5.65%, 05/15/53 (Call 05/15/23)[c]	16,175	15,764,964
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 08/01/15)	6,850	6,952,750
6.50%, 07/01/21 (Call 01/01/17)	14,750	14,012,500
7.88%, 10/01/20 (Call 10/01/16)[a]	9,000	9,382,500
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/01/21 (Call 10/01/16)[b]	17,450	17,929,875
Wind Acquisition Finance SA
6.50%, 04/30/20 (Call 04/30/16)[a,b]	12,925	13,656,737
7.25%, 02/15/18 (Call 12/30/13)[b]	34,500	36,225,495
11.75%, 07/15/17 (Call 12/30/13)[b]	39,885	42,327,956

		179,718,688
DIVERSIFIED TELECOMMUNICATION SERVICES — 7.54%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)[a]	22,750	21,271,250
5.25%, 03/15/21 (Call 03/15/16)[a,b]	6,250	6,046,875
5.25%, 09/30/22 (Call 09/30/17)[a]	27,000	25,515,000
5.75%, 09/01/23 (Call 03/01/18)[b]	11,250	10,631,250
5.75%, 01/15/24 (Call 07/15/18)[a]	21,900	20,586,000
6.50%, 04/30/21 (Call 04/30/15)[a]	33,430	34,892,563
6.63%, 01/31/22 (Call 01/31/17)	14,950	15,548,000
7.00%, 01/15/19 (Call 01/15/14)[a]	30,425	32,136,406
7.25%, 10/30/17 (Call 12/30/13)[a]	24,480	25,918,200
7.38%, 06/01/20 (Call 12/01/15)[a]	15,320	16,660,500
8.13%, 04/30/20 (Call 04/30/15)[a]	15,050	16,442,125
CenturyLink Inc.
5.80%, 03/15/22	30,502	30,120,725
6.00%, 04/01/17[a]	9,900	10,815,750
6.45%, 06/15/21	24,600	25,645,500
Series V
5.63%, 04/01/20[a]	18,510	18,833,925
Series W
6.75%, 12/01/23	12,300	12,607,500
Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 10/15/15)[a]	15,244	16,425,410
8.75%, 03/15/18 (Call 03/15/14)[a]	12,420	13,103,100
Clearwire Communications LLC/Clearwire Finance Inc.
12.00%, 12/01/15 (Call 12/01/13)[a,b]	20,325	20,934,750
Embarq Corp.
7.08%, 06/01/16	14,250	15,962,461
Frontier Communications Corp.
7.13%, 03/15/19[a]	9,500	10,355,000
7.13%, 01/15/23	16,550	16,963,750
7.63%, 04/15/24[a]	13,450	13,920,750
8.13%, 10/01/18[a]	12,950	14,957,250

Security	Principal (000s)	Value

8.25%, 04/15/17[a]	$14,070	$16,321,200
8.50%, 04/15/20[a]	29,415	33,643,406
8.75%, 04/15/22	14,260	16,220,750
Hughes Satellite Systems Corp.
6.50%, 06/15/19	22,320	23,938,200
7.63%, 06/15/21[a]	19,790	21,719,525
Intelsat (Luxembourg) SA
6.75%, 06/01/18 (Call 06/01/15)[a,b]	9,800	10,252,760
7.75%, 06/01/21 (Call 06/01/17)[a,b]	42,025	43,968,656
8.13%, 06/01/23 (Call 06/01/18)[a,b]	21,750	22,837,500
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)[a,b]	43,660	41,749,875
6.63%, 12/15/22 (Call 12/15/17)[a,b]	14,750	15,045,000
6.63%, 12/15/22 (Call 12/15/17)[a]	13,800	14,076,000
7.25%, 04/01/19 (Call 04/01/15)[a]	35,463	38,211,382
7.25%, 10/15/20 (Call 10/15/15)[a]	42,870	46,781,887
7.50%, 04/01/21 (Call 04/01/16)[a]	23,665	25,972,338
8.50%, 11/01/19 (Call 11/01/14)[a]	12,000	13,125,600
Koninklijke KPN NV
7.00%, 03/28/73 (Call 03/28/23)[a,b,c]	11,100	11,418,570
Level 3 Communications Inc.
11.88%, 02/01/19 (Call 02/01/15)[a]	11,600	13,398,000
Level 3 Financing Inc.
6.13%, 01/15/21 (Call 11/15/16)[a,b]	4,275	4,339,125
7.00%, 06/01/20 (Call 06/01/16)[a]	14,800	15,688,000
8.13%, 07/01/19 (Call 07/01/15)	24,450	26,772,750
8.63%, 07/15/20 (Call 01/15/16)[a]	17,145	19,202,400
9.38%, 04/01/19 (Call 04/01/15)[a]	9,630	10,785,600
10.00%, 02/01/18 (Call 02/01/14)	15,350	16,338,156
PAETEC Holding Corp.
9.88%, 12/01/18 (Call 12/01/14)[a]	11,700	13,045,500
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 07/15/16)[a]	15,008	15,645,840
SoftBank Corp.
4.50%, 04/15/20[a,b]	12,150	12,119,625
Telesat Canada/Telesat LLC
6.00%, 05/15/17 (Call 05/15/14)[a,b]	3,100	3,231,750
tw telecom holdings Inc.
5.38%, 10/01/22 (Call 10/01/17)[b]	20,550	20,395,875
UPCB Finance III Ltd.
6.63%, 07/01/20 (Call 07/01/15)[b]	19,550	20,845,188
UPCB Finance V Ltd.
7.25%, 11/15/21 (Call 11/15/16)[b]	15,520	17,033,200
UPCB Finance VI Ltd.
6.88%, 01/15/22 (Call 01/15/17)[b]	15,450	16,686,000
Virgin Media Finance PLC
6.38%, 04/15/23 (Call 04/15/18)[a,b]	13,350	13,717,125
Virgin Media Secured Finance PLC
5.25%, 01/15/21[a]	9,400	9,623,250
5.38%, 04/15/21 (Call 04/15/17)[b]	23,950	24,309,250
Windstream Corp.
6.38%, 08/01/23 (Call 02/01/18)[a]	15,000	14,325,000
7.50%, 06/01/22 (Call 06/01/17)[a]	10,650	11,009,438
7.50%, 04/01/23 (Call 04/01/16)[a]	12,450	12,730,125
7.75%, 10/15/20 (Call 10/15/15)[a]	14,515	15,494,763
7.75%, 10/01/21 (Call 10/01/16)[a]	7,150	7,632,625
7.75%, 10/01/21 (Call 10/01/16)[b]	10,500	11,182,500
7.88%, 11/01/17[a]	22,375	25,619,375

		1,212,747,149

124

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

November 30, 2013

Security	Principal (000s)	Value

ELECTRIC UTILITIES — 1.82%
DPL Inc.
6.50%, 10/15/16 (Call 09/15/16)[a]	$10,620	$11,467,737
7.25%, 10/15/21 (Call 07/15/21)[a]	16,190	16,516,897
EDP Finance BV
4.90%, 10/01/19[b]	22,000	22,185,046
6.00%, 02/02/18[a,b]	12,000	12,749,411
Enel SpA
8.75%, 09/24/73 (Call 09/24/23)[b,c]	16,000	17,320,000
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc.
6.88%, 08/15/17 (Call 02/15/15)[a,b]	2,000	2,041,321
10.00%, 12/01/20 (Call 12/01/15)[a,b]	28,250	29,980,313
10.00%, 12/01/20 (Call 12/01/15)[a]	45,592	48,555,480
12.25%, 03/01/22 (Call 03/01/17)[a,b]	34,770	40,420,125
FirstEnergy Corp.
Series A
2.75%, 03/15/18 (Call 02/15/18)	4,200	4,140,525
Series B
4.25%, 03/15/23 (Call 12/15/22)	8,700	8,127,303
Ipalco Enterprises Inc.
5.00%, 05/01/18 (Call 04/01/18)	9,000	9,486,242
7.25%, 04/01/16[a,b]	8,645	9,534,839
PPL Capital Funding Inc.
Series A
6.70%, 03/30/67 (Call 03/30/17)[c]	10,150	10,378,375
RRI Energy Inc.
7.88%, 06/15/17[a]	14,270	15,804,025
Texas Competitive Electric Holdings Co. LLC/TCEH Finance Inc.
11.50%, 10/01/20 (Call 04/01/16)[a,b]	34,600	25,258,000
15.00%, 04/01/21 (Call 10/01/15)[a]	30,400	8,436,000

		292,401,639
ELECTRICAL EQUIPMENT — 0.18%
Realogy Group LLC
7.63%, 01/15/20 (Call 01/15/16)[b]	11,370	12,685,228
7.88%, 02/15/19 (Call 02/15/15)[a,b]	14,550	15,904,694

		28,589,922
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.26%
Flextronics International Ltd.
4.63%, 02/15/20	12,925	12,765,757
5.00%, 02/15/23	8,800	8,503,294
Rexel SA
5.25%, 06/15/20 (Call 06/15/16)[a,b]	8,850	8,960,625
6.13%, 12/15/19 (Call 12/15/15)[b]	11,000	11,385,000

		41,614,676
ENERGY EQUIPMENT & SERVICES — 0.78%
CGG
6.50%, 06/01/21 (Call 06/01/16)[a]	16,760	17,223,278
7.75%, 05/15/17 (Call 12/30/13)[a]	9,585	9,845,194
Hercules Offshore Inc.
8.75%, 07/15/21 (Call 07/15/17)[a,b]	8,150	9,001,221
Hornbeck Offshore Services Inc.
5.00%, 03/01/21 (Call 03/01/16)	8,450	8,310,591
Offshore Group Investments Ltd.
7.13%, 04/01/23 (Call 04/01/18)[a]	17,625	18,115,640
7.50%, 11/01/19 (Call 11/01/15)[a]	23,150	25,019,390
Oil States International Inc.
5.13%, 01/15/23 (Call 01/15/18)	3,200	3,622,400
6.50%, 06/01/19 (Call 06/01/14)	6,850	7,280,020

Security	Principal (000s)	Value

Pacific Drilling SA
5.38%, 06/01/20 (Call 06/01/16)[a,b]	$16,325	$16,445,404
Precision Drilling Corp.
6.63%, 11/15/20 (Call 11/15/15)	10,270	10,946,458

		125,809,596
FOOD & STAPLES RETAILING — 0.68%
Rite Aid Corp.
6.75%, 06/15/21 (Call 06/15/16)[a]	17,150	17,973,968
8.00%, 08/15/20 (Call 08/15/15)[a]	12,800	14,311,805
9.25%, 03/15/20 (Call 03/15/16)[a]	17,900	20,647,117
SUPERVALU Inc.
6.75%, 06/01/21 (Call 06/01/17)[a,b]	9,800	9,604,000
8.00%, 05/01/16[a]	12,500	13,906,250
US Foods Inc.
8.50%, 06/30/19 (Call 06/30/14)[a]	31,450	33,494,250

		109,937,390
FOOD PRODUCTS — 1.27%
ARAMARK Corp.
5.75%, 03/15/20 (Call 03/15/15)[a,b]	19,100	19,959,500
Dean Foods Co.
7.00%, 06/01/16[a]	13,390	14,996,800
Del Monte Corp.
7.63%, 02/15/19 (Call 02/15/14)[a]	27,750	28,929,375
Hawk Acquisition Sub Inc.
4.25%, 10/15/20 (Call 04/15/15)[b]	60,450	58,183,125
Post Holdings Inc.
6.75%, 12/01/21 (Call 12/01/17)[b]	2,125	2,167,500
7.38%, 02/15/22 (Call 02/15/17)	22,550	23,903,000
Smithfield Foods Inc.
6.63%, 08/15/22 (Call 08/15/17)	22,550	23,818,437
7.75%, 07/01/17[a]	10,579	12,350,983
Sun Merger Sub Inc.
5.25%, 08/01/18 (Call 08/01/15)[a,b]	10,375	10,841,875
5.88%, 08/01/21 (Call 08/01/16)[b]	8,525	8,823,375

		203,973,970
GAS UTILITIES — 0.62%
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20 (Call 05/20/16)[a]	11,350	12,358,644
7.00%, 05/20/22 (Call 05/20/17)[a]	19,060	20,653,071
AmeriGas Partners LP/AmeriGas Finance Corp.
6.25%, 08/20/19 (Call 08/20/15)[a]	8,230	8,804,517
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/01/16)	1,415	1,439,870
Sabine Pass LNG LP
6.50%, 11/01/20 (Call 11/01/16)	10,700	11,103,302
7.50%, 11/30/16[a]	28,700	32,416,065
Suburban Propane Partners LP/Suburban Energy Finance Corp.
7.50%, 10/01/18 (Call 10/01/14)	11,695	12,540,614

		99,316,083
HEALTH CARE EQUIPMENT & SUPPLIES — 1.23%
Alere Inc.
6.50%, 06/15/20 (Call 06/15/16)	9,375	9,609,375
7.25%, 07/01/18 (Call 12/15/15)	7,400	8,130,750
8.63%, 10/01/18 (Call 10/01/14)	10,215	11,108,813

125

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Biomet Inc.
6.50%, 08/01/20 (Call 08/01/15)	$37,850	$40,168,312
6.50%, 10/01/20 (Call 10/01/15)[a]	19,000	19,760,000
ConvaTec Healthcare E SA
10.50%, 12/15/18 (Call 12/15/14)[b]	17,147	19,161,772
DJO Finance LLC/DJO Finance Corp.
9.88%, 04/15/18 (Call 04/15/15)	11,750	12,631,250
Hologic Inc.
6.25%, 08/01/20 (Call 08/01/15)[a]	20,575	21,809,500
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)[a]	34,800	39,846,000
12.50%, 11/01/19 (Call 11/01/15)[a]	13,790	15,255,188
Mallinckrodt International Finance SA
4.75%, 04/15/23[b]	1,000	933,628

		198,414,588
HEALTH CARE PROVIDERS & SERVICES — 5.16%
Community Health Systems Inc.
5.13%, 08/15/18 (Call 08/15/15)	34,450	35,828,000
7.13%, 07/15/20 (Call 07/15/16)[a]	22,900	23,701,500
8.00%, 11/15/19 (Call 11/15/15)	38,550	41,778,562
DaVita HealthCare Partners Inc.
5.75%, 08/15/22 (Call 08/15/17)[a]	26,250	26,873,438
6.38%, 11/01/18 (Call 12/30/13)[a]	14,875	15,618,750
6.63%, 11/01/20 (Call 11/01/14)[a]	19,700	21,079,000
Fresenius Medical Care US Finance II Inc.
5.63%, 07/31/19[a,b]	16,550	17,874,000
5.88%, 01/31/22[a,b]	14,950	16,183,375
Fresenius Medical Care US Finance Inc.
5.75%, 02/15/21[a,b]	14,100	15,087,000
6.50%, 09/15/18[a,b]	5,810	6,608,875
6.88%, 07/15/17[a]	9,900	11,286,000
HCA Holdings Inc.
6.25%, 02/15/21[a]	20,400	21,369,000
7.75%, 05/15/21 (Call 11/15/15)[a]	31,880	34,988,300
HCA Inc.
4.75%, 05/01/23	27,150	25,724,625
5.88%, 03/15/22	28,950	30,108,000
5.88%, 05/01/23	25,550	25,294,500
6.38%, 01/15/15[a]	17,300	18,208,250
6.50%, 02/15/16[a]	21,250	23,242,188
6.50%, 02/15/20[a]	61,980	68,410,425
7.25%, 09/15/20 (Call 03/15/15)	26,810	29,323,438
7.50%, 02/15/22	44,305	49,289,312
7.88%, 02/15/20 (Call 08/15/14)	22,760	24,580,800
8.00%, 10/01/18[a]	11,850	14,012,625
8.50%, 04/15/19 (Call 04/15/14)	31,000	33,131,250
Health Management Associates Inc.
6.13%, 04/15/16[a]	4,000	4,430,000
7.38%, 01/15/20 (Call 01/15/16)	21,840	24,406,200
LifePoint Hospitals Inc.
5.50%, 12/01/21 (Call 12/01/16)[b]	4,850	4,874,250
Tenet Healthcare Corp.
4.38%, 10/01/21[a,b]	23,000	21,735,000
4.50%, 04/01/21	17,325	16,545,375
4.75%, 06/01/20[a]	13,100	12,838,000
6.00%, 10/01/20[b]	39,835	41,577,781
6.25%, 11/01/18[a]	21,560	23,608,200
8.00%, 08/01/20 (Call 08/01/15)[a]	15,560	16,921,500
8.13%, 04/01/22[a]	30,100	32,733,750

		829,271,269

Security	Principal (000s)	Value

HEALTH CARE TECHNOLOGY — 0.07%
IMS Health Inc.
6.00%, 11/01/20 (Call 11/01/15)[b]	$10,400	$10,972,000

		10,972,000
HOTELS, RESTAURANTS & LEISURE — 3.88%
Boyd Gaming Corp.
9.13%, 12/01/18 (Call 12/01/14)[a]	11,550	12,558,916
Burger King Corp.
9.88%, 10/15/18 (Call 10/15/14)	16,660	18,596,725
Caesars Entertainment Operating Co. Inc.
5.63%, 06/01/15[a]	3,700	3,552,000
8.50%, 02/15/20 (Call 02/15/16)	26,550	25,554,375
9.00%, 02/15/20 (Call 02/15/16)[a]	31,850	30,854,687
9.00%, 02/15/20 (Call 02/15/16)	29,750	28,820,312
10.00%, 12/15/18 (Call 12/30/13)	66,305	30,844,648
10.00%, 12/15/18 (Call 12/30/13)[a]	15,792	7,974,958
10.75%, 02/01/16 (Call 12/30/13)	8,550	6,904,125
11.25%, 06/01/17 (Call 12/30/13)	40,860	41,677,200
12.75%, 04/15/18 (Call 04/15/14)[a]	15,445	8,726,425
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	11,600	11,310,000
6.75%, 06/01/19 (Call 06/01/15)[a]	11,020	11,760,089
10.00%, 10/01/14	1,141	1,215,165
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)[a,b]	5,225	5,329,500
4.88%, 11/01/20 (Call 08/01/20)[b]	8,875	8,801,042
5.38%, 11/01/23 (Call 08/01/23)[b]	9,750	9,555,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 10/15/16)[b]	6,250	6,390,625
MGM Resorts International
6.63%, 07/15/15[a]	18,400	19,796,606
6.63%, 12/15/21[a]	26,250	27,673,152
6.75%, 10/01/20[a]	19,550	20,917,362
7.50%, 06/01/16[a]	12,570	14,050,368
7.63%, 01/15/17[a]	13,850	15,710,022
7.75%, 03/15/22[a]	20,850	23,201,017
8.63%, 02/01/19[a]	17,750	20,901,007
10.00%, 11/01/16[a]	11,100	13,353,998
11.38%, 03/01/18[a]	10,920	13,898,516
Mohegan Tribal Gaming Authority
9.75%, 09/01/21 (Call 09/01/16)[a,b]	10,625	11,376,428
Paris Las Vegas Holding LLC/Caesars Entertainment Corp.
8.00%, 10/01/20 (Call 10/01/16)[a,b]	19,900	20,332,441
11.00%, 10/01/21 (Call 10/01/16)[a,b]	22,850	22,852,692
Pinnacle Entertainment Inc.
7.50%, 04/15/21 (Call 04/15/15)[a]	20,896	22,724,400
PNK Finance Corp.
6.38%, 08/01/21 (Call 08/01/16)[b]	17,940	18,646,025
Sabre Holdings Corp.
8.35%, 03/15/16[a]	8,150	9,087,249
Sabre Inc.
8.50%, 05/15/19 (Call 05/15/15)[a,b]	16,400	18,142,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[a,b]	12,650	11,922,625
5.38%, 03/15/22 (Call 03/15/17)[a]	18,100	18,416,750
7.75%, 08/15/20 (Call 08/15/15)[a]	27,720	30,997,945

		624,426,895

126

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

November 30, 2013

Security	Principal (000s)	Value

HOUSEHOLD DURABLES — 1.15%
Brookfield Residential Properties Inc.
6.13%, 07/01/22 (Call 07/01/17)[a,b]	$12,450	$12,450,000
6.50%, 12/15/20 (Call 12/15/15)[a,b]	9,150	9,493,125
Centex Corp.
6.50%, 05/01/16[a]	10,100	11,261,500
DR Horton Inc.
3.63%, 02/15/18 (Call 11/15/17)[a]	8,400	8,484,000
5.75%, 08/15/23 (Call 05/15/23)[a]	9,600	9,720,000
Jarden Corp.
7.50%, 05/01/17[a]	12,980	15,024,350
K. Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 10/15/15)[a,b]	14,300	15,086,500
KB Home
7.00%, 12/15/21 (Call 09/15/21)	6,600	6,814,500
Lennar Corp.
4.75%, 12/15/17 (Call 09/15/17)[a]	10,325	10,763,813
4.75%, 11/15/22 (Call 08/15/22)	13,450	12,542,125
12.25%, 06/01/17[a]	11,275	14,544,750
Standard Pacific Corp.
8.38%, 05/15/18	13,225	15,407,125
8.38%, 01/15/21[a]	8,920	10,280,300
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 04/15/16)[b]	11,600	11,194,000
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)[a]	10,900	10,273,250
5.88%, 02/15/22 (Call 11/15/21)[a]	7,180	7,556,950
8.91%, 10/15/17[a]	2,750	3,306,875

		184,203,163
HOUSEHOLD PRODUCTS — 0.29%
Harbinger Group Inc.
7.88%, 07/15/19 (Call 01/15/16)[a,b]	19,575	20,822,906
Spectrum Brands Escrow Corp.
6.38%, 11/15/20 (Call 11/15/16)[b]	11,860	12,630,900
6.63%, 11/15/22 (Call 11/15/17)[a,b]	11,900	12,614,000

		46,067,806
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.09%
AES Corp. (The)
4.88%, 05/15/23 (Call 05/15/18)[a]	13,105	12,370,163
7.38%, 07/01/21 (Call 06/01/21)[a]	19,775	22,258,248
8.00%, 10/15/17[a]	23,371	27,407,518
8.00%, 06/01/20[a]	14,580	17,095,710
9.75%, 04/15/16[a]	2,000	2,341,698
Calpine Corp.
5.88%, 01/15/24 (Call 11/01/18)[b]	5,950	5,920,250
6.00%, 01/15/22 (Call 11/01/16)[b]	14,350	14,708,750
7.50%, 02/15/21 (Call 11/01/15)[b]	34,372	37,422,518
7.88%, 07/31/20 (Call 07/31/15)[a,b]	20,578	22,541,082
7.88%, 01/15/23 (Call 01/15/17)[a,b]	22,069	24,122,679
GenOn Energy Inc.
9.50%, 10/15/18[a]	14,760	16,946,250
9.88%, 10/15/20 (Call 10/15/15)	11,200	12,535,426
NRG Energy Inc.
6.63%, 03/15/23 (Call 09/15/17)[a]	21,700	22,164,656
7.63%, 01/15/18	20,930	23,762,011
7.63%, 05/15/19 (Call 05/15/14)	12,620	13,356,616
7.88%, 05/15/21 (Call 05/15/16)[a]	22,600	25,063,461
8.25%, 09/01/20 (Call 09/01/15)[a]	20,655	22,894,147

Security	Principal (000s)	Value

8.50%, 06/15/19 (Call 06/15/14)[a]	$12,605	$13,504,905

		336,416,088
INSURANCE — 0.08%
Hartford Financial Services Group Inc.
8.13%, 06/15/68 (Call 06/15/18)[c]	11,292	13,098,720

		13,098,720
INTERNET & CATALOG RETAIL — 0.32%
QVC Inc.
4.38%, 03/15/23	16,025	15,149,283
5.13%, 07/02/22	11,350	11,288,708
7.38%, 10/15/20 (Call 04/15/15)[b]	10,814	11,652,085
7.50%, 10/01/19 (Call 10/01/14)[b]	13,000	14,007,500

		52,097,576
INTERNET SOFTWARE & SERVICES — 0.54%
eAccess Ltd.
8.25%, 04/01/18 (Call 04/01/15)[b]	2,900	3,197,250
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)[a]	8,800	8,778,000
5.38%, 04/01/23 (Call 04/01/18)[a]	23,100	22,637,619
7.00%, 07/15/21 (Call 07/15/16)[a]	17,100	18,720,594
IAC/InterActiveCorp
4.75%, 12/15/22 (Call 12/15/17)	2,000	1,880,000
4.88%, 11/30/18 (Call 11/30/14)[b]	3,300	3,366,000
Zayo Group LLC/Zayo Capital Inc.
8.13%, 01/01/20 (Call 07/01/15)[a]	15,350	16,885,000
10.13%, 07/01/20 (Call 07/01/16)	10,375	11,996,094

		87,460,557
IT SERVICES — 2.46%
Audatex North America Inc.
6.00%, 06/15/21 (Call 06/15/17)[a,b]	28,800	30,009,246
First Data Corp.
6.75%, 11/01/20 (Call 11/01/15)[b]	43,488	45,598,399
7.38%, 06/15/19 (Call 06/15/15)[b]	32,700	34,948,125
8.25%, 01/15/21 (Call 01/15/16)[a,b]	39,952	42,320,830
8.88%, 08/15/20 (Call 08/15/15)[a,b]	10,000	11,069,632
10.63%, 06/15/21 (Call 04/15/16)[b]	19,300	20,845,444
11.25%, 03/31/16 (Call 12/30/13)[a]	26,377	26,689,467
11.25%, 01/15/21 (Call 01/15/16)[b]	18,450	20,295,000
11.75%, 08/15/21 (Call 05/15/16)[a,b]	33,775	35,041,562
12.63%, 01/15/21 (Call 01/15/16)	62,532	73,318,770
SunGard Data Systems Inc.
6.63%, 11/01/19 (Call 11/01/15)	19,250	20,066,192
7.38%, 11/15/18 (Call 12/30/13)[a]	18,625	19,718,094
7.63%, 11/15/20 (Call 11/15/15)[a]	13,910	15,100,316

		395,021,077
MACHINERY — 1.07%
Case New Holland Inc.
7.88%, 12/01/17	30,200	35,636,000
CNH Capital LLC
3.25%, 02/01/17[b]	6,300	6,355,125
3.63%, 04/15/18[a]	13,950	14,089,500
3.88%, 11/01/15[a]	16,120	16,623,750
6.25%, 11/01/16[a]	12,470	13,685,825

127

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Manitowoc Co. Inc. (The)
8.50%, 11/01/20 (Call 11/01/15)[a]	$13,300	$15,029,000
9.50%, 02/15/18 (Call 02/15/14)[a]	7,080	7,516,203
Navistar International Corp.
8.25%, 11/01/21 (Call 11/01/14)[a]	25,100	25,758,875
SPX Corp.
6.88%, 09/01/17[a]	15,550	17,536,119
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)[a]	18,800	19,411,000

		171,641,397
MEDIA — 7.49%
AMC Entertainment Inc.
8.75%, 06/01/19 (Call 06/01/14)	12,469	13,374,474
9.75%, 12/01/20 (Call 12/01/15)	14,120	16,123,399
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)[a]	13,025	12,478,521
7.75%, 07/15/21 (Call 07/15/16)[a]	15,400	17,357,512
Cablevision Systems Corp.
5.88%, 09/15/22[a]	15,900	15,423,000
7.75%, 04/15/18	16,500	18,521,250
8.00%, 04/15/20[a]	9,700	10,839,750
8.63%, 09/15/17[a]	18,600	21,529,500
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 06/15/16)[b]	17,375	16,506,250
6.38%, 09/15/20 (Call 09/15/15)[a,b]	29,075	30,019,937
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	12,500	11,718,750
5.13%, 12/15/22 (Call 12/15/17)[a]	9,800	9,444,750
Clear Channel Communications Inc.
5.50%, 09/15/14[a]	1,600	1,589,380
9.00%, 12/15/19 (Call 07/15/15)[a]	31,250	31,953,125
9.00%, 03/01/21 (Call 03/01/16)[a]	34,590	35,022,375
10.75%, 08/01/16 (Call 12/30/13)[a]	9,070	9,115,350
11.25%, 03/01/21 (Call 03/01/16)[a]	13,500	14,580,911
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)	58,600	60,547,250
Series A
7.63%, 03/15/20 (Call 03/15/15)	1,000	1,045,000
Series B
7.63%, 03/15/20 (Call 03/15/15)[a]	42,680	45,027,400
CSC Holdings LLC
6.75%, 11/15/21	20,800	22,412,000
8.63%, 02/15/19[a]	16,020	18,803,475
DISH DBS Corp.
4.25%, 04/01/18	26,900	27,346,209
4.63%, 07/15/17[a]	17,850	18,581,977
5.00%, 03/15/23[a]	32,775	31,264,361
5.13%, 05/01/20	22,950	23,111,563
5.88%, 07/15/22[a]	43,050	43,555,721
6.75%, 06/01/21	42,980	46,110,049
7.13%, 02/01/16[a]	31,184	34,462,988
7.75%, 05/31/15	15,550	16,937,299
7.88%, 09/01/19	31,280	36,121,015
Gannett Co. Inc.
5.13%, 10/15/19 (Call 10/15/16)[b]	7,325	7,563,681
5.13%, 07/15/20 (Call 07/15/16)[a,b]	13,750	14,014,034
6.38%, 10/15/23 (Call 10/15/18)[b]	12,450	13,027,715
inVentiv Health Inc.
9.00%, 01/15/18 (Call 01/15/16)[a,b]	13,150	13,708,875
11.00%, 08/15/18 (Call 08/15/14)[b]	10,177	8,701,335
Lamar Media Corp.

Security	Principal (000s)	Value

5.00%, 05/01/23 (Call 05/01/18)[a]	$11,600	$11,057,511
5.88%, 02/01/22 (Call 02/01/17)[a]	10,350	10,635,191
7.88%, 04/15/18 (Call 04/15/14)[a]	10,310	10,971,773
McClatchy Co. (The)
9.00%, 12/15/22 (Call 12/15/17)	17,700	19,204,500
Nara Cable Funding Ltd.
8.88%, 12/01/18 (Call 12/30/13)[a,b]	19,450	20,860,125
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 10/01/16)	19,250	18,745,454
7.75%, 10/15/18 (Call 10/15/14)[a]	22,240	24,176,815
Quebecor Media Inc.
5.75%, 01/15/23[a]	18,200	17,608,500
Regal Cinemas Corp.
8.63%, 07/15/19 (Call 07/15/14)[a]	1,000	1,077,567
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 04/01/16)[a]	13,100	12,891,498
6.13%, 10/01/22 (Call 10/01/17)[a]	12,150	12,311,313
Sirius XM Holdings Inc.
4.25%, 05/15/20 (Call 05/15/16)[a,b]	10,150	9,642,500
4.63%, 05/15/23 (Call 05/15/18)[b]	13,125	11,648,438
5.25%, 08/15/22 (Call 08/15/17)[a,b]	10,375	10,504,688
5.75%, 08/01/21 (Call 08/01/16)[b]	14,575	14,757,187
5.88%, 10/01/20 (Call 10/01/16)[b]	16,250	16,713,978
Unitymedia Hessen GmbH & Co. KG
5.50%, 01/15/23 (Call 01/15/18)[a,b]	19,200	18,676,552
7.50%, 03/15/19 (Call 03/15/15)[a,b]	12,500	13,570,218
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a,b]	14,025	13,988,981
6.75%, 09/15/22 (Call 09/15/17)[a,b]	26,150	28,634,250
6.88%, 05/15/19 (Call 05/15/15)[b]	25,050	26,991,375
7.88%, 11/01/20 (Call 11/01/15)[a,b]	15,130	16,770,190
8.50%, 05/15/21 (Call 11/15/15)[a,b]	17,400	19,335,750
Videotron Ltee
5.00%, 07/15/22[a]	16,450	16,079,875
9.13%, 04/15/18 (Call 12/30/13)[a]	11,174	11,774,603
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 07/15/15)	15,500	17,166,250
WMG Acquisition Corp.
6.00%, 01/15/21 (Call 01/15/16)[a,b]	12,239	12,789,755
11.50%, 10/01/18 (Call 10/01/14)	14,990	17,308,892

		1,203,833,910
METALS & MINING — 4.01%
AK Steel Corp.
7.63%, 05/15/20 (Call 05/15/15)[a]	11,800	11,121,500
Aleris International Inc.
7.63%, 02/15/18 (Call 02/15/14)[a]	11,850	12,501,750
7.88%, 11/01/20 (Call 11/01/15)[a]	12,300	13,084,125
ArcelorMittal SA
4.25%, 02/25/15	3,650	3,756,329
4.25%, 08/05/15[a]	21,100	21,706,904
4.25%, 03/01/16[a]	5,750	5,950,747
5.00%, 02/25/17	30,376	32,236,530
5.75%, 08/05/20	19,500	20,585,448
6.00%, 03/01/21[a]	30,285	31,853,148
6.13%, 06/01/18[a]	31,200	33,965,708
6.75%, 02/25/22[a]	25,500	27,633,909
9.50%, 02/15/15	10,793	11,788,938
10.35%, 06/01/19	34,750	43,958,750
Commercial Metals Co.
6.50%, 07/15/17	9,036	9,987,443
7.35%, 08/15/18	9,500	10,857,983

128

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

November 30, 2013

Security	Principal (000s)	Value

FMG Resources (August 2006) Pty Ltd.
6.00%, 04/01/17 (Call 04/01/15)[a,b]	$23,650	$24,996,979
6.38%, 02/01/16 (Call 12/30/13)[a,b]	12,900	13,369,833
6.88%, 02/01/18 (Call 02/01/14)[a,b]	18,950	20,087,000
6.88%, 04/01/22 (Call 04/01/17)[a,b]	21,350	23,008,810
7.00%, 11/01/15 (Call 12/30/13)[a,b]	42,800	44,405,000
8.25%, 11/01/19 (Call 11/01/15)[a,b]	29,470	32,785,375
Inmet Mining Corp.
7.50%, 06/01/21 (Call 12/01/16)[b]	10,550	10,972,000
8.75%, 06/01/20 (Call 06/01/16)[a,b]	32,990	35,876,625
Novelis Inc.
8.38%, 12/15/17 (Call 12/30/13)[a]	22,850	24,446,779
8.75%, 12/15/20 (Call 12/15/15)[a]	29,590	33,033,018
Steel Dynamics Inc.
5.25%, 04/15/23 (Call 04/15/18)	6,450	6,401,625
6.13%, 08/15/19 (Call 08/15/16)	7,750	8,408,750
United States Steel Corp.
6.05%, 06/01/17[a]	11,000	11,829,667
7.00%, 02/01/18[a]	10,290	11,113,200
7.38%, 04/01/20[a]	14,050	14,901,840
7.50%, 03/15/22 (Call 03/15/17)[a]	9,300	9,823,125
Walter Energy Inc.
8.50%, 04/15/21 (Call 04/15/17)[a]	9,200	7,820,000
9.50%, 10/15/19 (Call 10/15/16)[a,b]	10,525	11,024,937
9.88%, 12/15/20 (Call 12/15/16)[a]	10,200	9,154,500

		644,448,275
MULTI-UTILITIES — 0.20%
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)[a]	7,427	8,038,752
6.00%, 09/01/21	12,075	13,385,322
6.50%, 12/15/20	9,460	10,792,851

		32,216,925
MULTILINE RETAIL — 0.30%
JC Penney Corp. Inc.
5.65%, 06/01/20[a]	8,200	6,580,500
Neiman Marcus Group Inc. (The)
8.00%, 10/15/21 (Call 10/15/16)[b]	19,250	19,683,125
Sears Holdings Corp.
6.63%, 10/15/18[a]	23,745	22,201,575

		48,465,200
OFFICE ELECTRONICS — 0.20%
CDW LLC/CDW Finance Corp.
8.50%, 04/01/19 (Call 04/01/15)	27,260	30,292,675
12.54%, 10/12/17 (Call 12/30/13)[a]	1,080	1,131,300

		31,423,975
OIL, GAS & CONSUMABLE FUELS — 13.51%
Access Midstream Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)[a]	27,600	26,957,745
5.88%, 04/15/21 (Call 04/15/15)	15,200	16,211,855
6.13%, 07/15/22 (Call 01/15/17)	16,380	17,582,690
Alpha Natural Resources Inc.
6.00%, 06/01/19 (Call 06/01/14)[a]	17,115	15,009,855
6.25%, 06/01/21 (Call 06/01/16)[a]	16,090	13,829,355
9.75%, 04/15/18[a]	9,900	10,407,375
Antero Resources Finance Corp.

Security	Principal (000s)	Value

5.38%, 11/01/21 (Call 11/01/16)[b]	$7,000	$7,057,398
6.00%, 12/01/20 (Call 12/01/15)	12,700	13,335,000
7.25%, 08/01/19 (Call 08/01/14)	5,590	5,966,112
9.38%, 12/01/17 (Call 12/01/13)	825	864,120
Arch Coal Inc.
7.00%, 06/15/19 (Call 06/15/15)[a]	20,300	15,681,750
7.25%, 10/01/20 (Call 10/01/15)[a]	10,930	8,250,513
7.25%, 06/15/21 (Call 06/15/16)[a]	22,000	16,775,000
8.75%, 08/01/16 (Call 12/30/13)[a]	13,100	13,411,125
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.
4.75%, 11/15/21 (Call 05/15/16)[b]	8,350	7,714,076
5.88%, 08/01/23 (Call 02/01/18)[a,b]	13,675	13,132,807
6.63%, 10/01/20 (Call 10/01/16)	1,800	1,879,884
Berry Petroleum Co.
6.38%, 09/15/22 (Call 03/15/17)	13,000	13,189,930
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.88%, 04/15/22 (Call 01/15/17)[a]	9,350	9,584,768
Chaparral Energy Inc.
7.63%, 11/15/22 (Call 05/15/17)[a]	11,050	11,937,883
8.25%, 09/01/21 (Call 09/01/16)[a]	11,820	12,931,846
Chesapeake Energy Corp.
3.25%, 03/15/16 (Call 03/15/14)[a]	9,925	10,070,154
5.38%, 06/15/21 (Call 06/15/16)[a]	14,050	14,491,004
5.75%, 03/15/23[a]	24,250	25,259,726
6.13%, 02/15/21	23,080	24,697,449
6.50%, 08/15/17[a]	11,250	12,585,352
6.63%, 08/15/20[a]	29,850	33,270,667
7.25%, 12/15/18	14,345	16,454,115
9.50%, 02/15/15[a]	30,806	33,579,680
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance Inc.
6.63%, 11/15/19 (Call 11/15/15)	13,160	13,750,585
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)	14,250	14,513,873
5.50%, 04/01/23 (Call 10/01/17)	32,100	32,585,702
6.50%, 01/15/22 (Call 01/15/17)[a]	13,030	14,086,509
7.00%, 01/15/21 (Call 01/15/16)	10,960	12,039,867
CONSOL Energy Inc.
8.00%, 04/01/17 (Call 04/01/14)	30,850	32,603,320
8.25%, 04/01/20 (Call 04/01/15)	23,960	25,944,746
Continental Resources Inc.
4.50%, 04/15/23 (Call 01/15/23)	33,075	32,665,012
5.00%, 09/15/22 (Call 03/15/17)[a]	40,771	41,786,353
7.13%, 04/01/21 (Call 04/01/16)	8,154	9,105,168
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.00%, 12/15/20 (Call 12/15/16)[b]	1,515	1,545,300
6.13%, 03/01/22 (Call 11/01/16)[b]	3,300	3,364,906
DCP Midstream LLC
5.85%, 05/21/43 (Call 05/21/23)[b,c]	9,705	9,049,913
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	27,050	24,367,652
6.38%, 08/15/21 (Call 08/15/16)	8,030	8,533,301
8.25%, 02/15/20 (Call 02/15/15)[a]	21,890	24,100,833
El Paso Corp.
7.00%, 06/15/17[a]	17,015	19,331,538
7.25%, 06/01/18	9,650	10,944,184
8.25%, 02/15/16	3,800	4,174,653
Energy Transfer Equity LP
5.88%, 01/15/24	11,625	11,595,937
7.50%, 10/15/20	40,180	45,704,750
Energy XXI Gulf Coast Inc.
7.50%, 12/15/21 (Call 12/15/16)[a,b]	9,890	10,363,740
9.25%, 12/15/17 (Call 12/15/14)[a]	16,600	18,543,233

129

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

November 30, 2013

Security	Principal (000s)	Value

EP Energy LLC/EP Energy Finance Inc.
Series WI
9.38%, 05/01/20 (Call 05/01/16)[a]	$39,865	$45,921,522
EP Energy LLC/Everest Acquisition Finance Inc.
Series WI
6.88%, 05/01/19 (Call 05/01/15)	16,000	17,229,054
Forest Oil Corp.
7.25%, 06/15/19 (Call 12/30/13)[a]	11,603	11,474,493
Halcon Resources Corp.
8.88%, 05/15/21 (Call 11/15/16)	26,100	26,513,615
9.25%, 02/15/22 (Call 08/15/17)[b]	10,550	10,817,894
9.75%, 07/15/20 (Call 07/15/16)[a]	16,445	17,374,300
Kinder Morgan Finance Co. LLC
6.00%, 01/15/18[a,b]	14,240	15,599,526
Kinder Morgan Finance Co. ULC
5.70%, 01/05/16[a]	11,745	12,615,012
Kinder Morgan Inc.
5.00%, 02/15/21 (Call 01/15/21)[b]	8,000	7,940,000
5.63%, 11/15/23 (Call 08/15/23)[b]	8,900	8,766,500
Kodiak Oil & Gas Corp.
5.50%, 02/01/22 (Call 08/01/17)[b]	11,350	11,320,668
8.13%, 12/01/19 (Call 12/01/15)[a]	17,650	19,511,876
Laredo Petroleum Inc.
7.38%, 05/01/22 (Call 05/01/17)[a]	10,200	11,010,038
9.50%, 02/15/19 (Call 02/15/15)	11,500	12,834,988
Linn Energy LLC/Linn Energy Finance Corp.
6.50%, 05/15/19 (Call 05/15/15)[a]	15,850	15,925,687
7.00%, 11/01/19 (Call 11/01/15)[a,b]	37,600	37,422,370
7.75%, 02/01/21 (Call 09/15/15)	20,060	20,832,424
8.63%, 04/15/20 (Call 04/15/15)	26,645	28,536,286
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.50%, 07/15/23 (Call 04/15/23)	20,700	19,529,922
5.50%, 02/15/23 (Call 08/15/17)	12,475	12,702,856
6.25%, 06/15/22 (Call 12/15/16)	9,891	10,580,015
6.75%, 11/01/20 (Call 11/01/15)[a]	9,765	10,538,374
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[b]	25,000	25,253,560
6.50%, 03/15/21 (Call 03/15/15)[a,b]	15,650	16,299,441
7.00%, 03/31/24 (Call 09/30/18)[b]	13,075	13,327,163
Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC
9.25%, 06/01/21 (Call 06/01/16)[a]	17,050	17,744,365
10.75%, 10/01/20 (Call 10/01/16)[a]	9,764	10,584,461
Newfield Exploration Co.
5.63%, 07/01/24	20,650	20,588,314
5.75%, 01/30/22	14,000	14,533,327
6.88%, 02/01/20 (Call 02/01/15)[a]	13,885	14,862,871
7.13%, 05/15/18 (Call 12/30/13)	13,606	14,155,350
NGPL PipeCo LLC
7.12%, 12/15/17[a,b]	25,290	22,851,204
9.63%, 06/01/19 (Call 06/01/15)[a,b]	11,800	11,448,637
Oasis Petroleum Inc.
6.50%, 11/01/21 (Call 11/01/16)	7,050	7,561,125
6.88%, 03/15/22 (Call 09/15/17)[b]	17,775	19,108,125
6.88%, 01/15/23 (Call 07/15/17)	7,950	8,566,125
7.25%, 02/01/19 (Call 02/01/15)	9,515	10,252,413
Peabody Energy Corp.
6.00%, 11/15/18	29,800	31,754,844
6.25%, 11/15/21[a]	28,828	29,374,576
6.50%, 09/15/20	14,320	15,089,223
7.38%, 11/01/16[a]	14,296	16,156,634
Penn Virginia Corp.
8.50%, 05/01/20 (Call 05/01/17)[a]	16,300	17,522,500
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II

Security	Principal (000s)	Value

6.50%, 05/15/21 (Call 05/15/16)[a,b]	$7,500	$7,739,749
8.38%, 06/01/20 (Call 06/01/16)[a]	13,241	14,631,305
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)[a]	13,200	12,335,351
5.38%, 10/01/22 (Call 07/01/22)[a]	10,910	10,464,851
6.88%, 03/01/21	13,700	14,529,805
Range Resources Corp.
5.00%, 08/15/22 (Call 02/15/17)	15,000	14,733,604
5.00%, 03/15/23 (Call 03/15/18)[a]	15,850	15,499,341
5.75%, 06/01/21 (Call 06/01/16)	8,500	8,981,067
6.75%, 08/01/20 (Call 08/01/15)	10,250	11,026,635
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)[a,b]	12,000	10,955,582
5.50%, 04/15/23 (Call 10/15/17)	14,650	14,428,871
5.75%, 09/01/20 (Call 06/01/20)	9,650	9,982,661
6.50%, 07/15/21 (Call 07/15/16)[a]	10,000	10,677,220
6.88%, 12/01/18 (Call 12/01/14)	12,480	13,437,441
Rockies Express Pipeline LLC
3.90%, 04/15/15[b]	8,700	8,679,615
5.63%, 04/15/20[a,b]	16,340	14,827,099
6.00%, 01/15/19[a,b]	10,525	9,998,750
6.85%, 07/15/18[a,b]	11,150	10,966,018
Rosetta Resources Inc.
5.63%, 05/01/21 (Call 05/01/17)	2,600	2,595,547
5.88%, 06/01/22 (Call 12/01/17)	11,810	11,816,082
Sabine Pass Liquefaction LLC
5.63%, 02/01/21[b]	38,450	37,777,125
5.63%, 04/15/23[b]	20,650	19,597,032
6.25%, 03/15/22[b]	8,600	8,585,810
Samson Investment Co.
10.50%, 02/15/20 (Call 02/15/16)[a,b]	47,670	51,550,062
SandRidge Energy Inc.
7.50%, 03/15/21 (Call 03/15/16)[a]	23,370	24,476,329
7.50%, 02/15/23 (Call 08/15/17)	16,600	16,849,000
8.13%, 10/15/22 (Call 04/15/17)[a]	15,550	16,290,409
8.75%, 01/15/20 (Call 01/15/15)[a]	11,375	12,335,822
SESI LLC
6.38%, 05/01/19 (Call 05/01/15)[a]	12,050	12,820,601
7.13%, 12/15/21 (Call 12/15/16)[a]	17,210	19,047,584
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)[b]	10,875	10,505,382
6.50%, 01/01/23 (Call 07/01/17)[a]	7,777	8,247,373
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/18)[a,b]	13,300	12,112,375
5.25%, 05/01/23 (Call 11/01/17)	12,250	11,952,926
6.88%, 02/01/21 (Call 02/01/16)	9,900	10,617,527
Tesoro Corp.
4.25%, 10/01/17 (Call 09/01/17)[a]	11,600	12,015,829
5.38%, 10/01/22 (Call 10/01/17)[a]	10,675	10,536,130
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)	24,250	24,674,375
5.75%, 03/15/21 (Call 12/15/20)[a]	17,700	18,319,500
5.75%, 03/15/21 (Call 12/15/20)[b]	6,875	7,115,625
WPX Energy Inc.
5.25%, 01/15/17[a]	9,600	10,204,900
6.00%, 01/15/22 (Call 10/15/21)	23,045	23,194,728

		2,171,985,025
PAPER & FOREST PRODUCTS — 0.09%
UPM-Kymmene Corp. OYJ
5.63%, 12/01/14[a,b]	5,000	5,200,000

130

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Verso Paper Holdings LLC/Verso Paper Inc.
11.75%, 01/15/19 (Call 01/15/15)	$9,150	$9,516,000

		14,716,000
PHARMACEUTICALS — 1.56%
Endo Health Solutions Inc.
7.00%, 07/15/19 (Call 07/15/15)	9,700	10,451,750
7.00%, 12/15/20 (Call 12/15/15)[a]	9,120	9,849,600
7.25%, 01/15/22 (Call 07/15/16)[a]	7,900	8,571,500
NBTY Inc.
9.00%, 10/01/18 (Call 10/01/14)[a]	9,125	10,037,500
Valeant Pharmaceuticals International Inc.
5.63%, 12/01/21 (Call 12/01/16)[b]	1,850	1,859,250
6.38%, 10/15/20 (Call 10/15/16)[b]	43,650	46,050,750
6.50%, 07/15/16 (Call 12/30/13)[a,b]	18,950	19,622,725
6.75%, 10/01/17 (Call 10/01/14)[b]	8,900	9,500,750
6.75%, 08/15/21 (Call 02/15/16)[a,b]	13,020	13,736,100
6.88%, 12/01/18 (Call 12/01/14)[b]	18,250	19,550,313
7.00%, 10/01/20 (Call 10/01/15)[b]	13,085	14,099,088
7.25%, 07/15/22 (Call 07/15/16)[a,b]	12,650	13,598,750
VPII Escrow Corp./Valeant Pharmaceuticals International Inc.
6.75%, 08/15/18 (Call 08/15/15)[a,b]	31,300	34,430,000
7.50%, 07/15/21 (Call 07/15/16)[a,b]	35,650	39,170,437

		250,528,513
PROFESSIONAL SERVICES — 0.09%
Jaguar Holding Co.
9.50%, 12/01/19 (Call 12/01/14)[a,b]	12,961	14,532,521

		14,532,521
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.14%
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)[a]	16,875	16,221,938
Realogy Group LLC/Sunshine Group Florida Ltd. (The)
3.38%, 05/01/16[a,b]	6,750	6,775,313

		22,997,251
ROAD & RAIL — 0.95%
Aviation Capital Group Corp.
3.88%, 09/27/16[b]	8,100	8,302,500
6.75%, 04/06/21[b]	12,690	13,610,025
7.13%, 10/15/20[b]	4,215	4,657,575
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.50%, 04/01/23 (Call 04/01/18)	10,400	10,088,000
8.25%, 01/15/19 (Call 10/15/14)[a]	15,500	16,858,935
Hertz Corp. (The)
5.88%, 10/15/20 (Call 10/15/15)	18,150	18,823,071
6.25%, 10/15/22 (Call 10/15/17)[a]	11,450	11,890,171
6.75%, 04/15/19 (Call 04/15/15)[a]	26,200	28,231,786
7.38%, 01/15/21 (Call 01/15/16)	9,725	10,673,637
7.50%, 10/15/18 (Call 10/15/14)	13,200	14,287,621
United Rentals (North America) Inc.
8.25%, 02/01/21 (Call 02/01/16)[a]	14,045	15,976,187

		153,399,508
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.21%
Advanced Micro Devices Inc.
7.50%, 08/15/22[a]	11,900	11,468,602

Security	Principal (000s)	Value

7.75%, 08/01/20 (Call 08/01/15)[a]	$11,550	$11,414,023
8.13%, 12/15/17 (Call 12/30/13)[a]	10,970	11,424,253
Amkor Technology Inc.
6.38%, 10/01/22 (Call 10/01/16)[a]	9,725	9,773,944
6.63%, 06/01/21 (Call 06/01/15)[a]	7,925	8,047,953
Freescale Semiconductor Inc.
5.00%, 05/15/21 (Call 05/15/16)[a,b]	10,600	10,196,312
6.00%, 01/15/22 (Call 11/15/16)[b]	12,490	12,572,818
8.05%, 02/01/20 (Call 06/01/15)[a]	16,300	17,503,123
9.25%, 04/15/18 (Call 04/15/14)[b]	14,733	15,867,177
10.13%, 12/15/16 (Call 12/30/13)[a]	1,278	1,303,560
10.75%, 08/01/20 (Call 08/01/15)[a]	11,730	13,281,229
NXP BV/NXP Funding LLC
3.50%, 09/15/16[b]	10,500	10,735,202
3.75%, 06/01/18[a,b]	16,725	16,709,161
5.75%, 02/15/21 (Call 02/15/17)[b]	10,075	10,461,047
5.75%, 03/15/23 (Call 03/15/18)[b]	10,950	11,134,888
Sensata Technologies BV
4.88%, 10/15/23[a,b]	13,000	12,282,205
6.50%, 05/15/19 (Call 05/15/15)[a,b]	9,550	10,287,703

		194,463,200
SOFTWARE — 0.85%
Activision Blizzard Inc.
5.63%, 09/15/21 (Call 09/15/16)[b]	24,650	25,534,738
6.13%, 09/15/23 (Call 09/15/18)[b]	14,075	14,691,491
BMC Software Inc.
8.13%, 07/15/21 (Call 07/15/16)[a,b]	32,825	34,852,643
Infor US Inc.
9.38%, 04/01/19 (Call 04/01/15)[a]	20,000	22,484,708
11.50%, 07/15/18 (Call 07/15/15)	12,770	14,765,312
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/15/16)[b]	22,650	21,347,625
NuStar Logistics LP
4.80%, 09/01/20	3,118	2,921,460

		136,597,977
SPECIALTY RETAIL — 1.60%
Best Buy Co. Inc.
5.00%, 08/01/18	9,700	10,136,500
5.50%, 03/15/21 (Call 12/15/20)[a]	14,850	15,017,063
Claire’s Stores Inc.
8.88%, 03/15/19 (Call 03/15/15)[a]	10,050	10,954,500
9.00%, 03/15/19 (Call 03/15/15)[b]	22,500	25,200,000
L Brands Inc.
5.63%, 02/15/22[a]	20,800	21,424,000
5.63%, 10/15/23	5,000	5,100,000
6.63%, 04/01/21[a]	21,540	23,747,850
6.90%, 07/15/17	13,162	15,136,300
7.00%, 05/01/20[a]	8,460	9,580,950
8.50%, 06/15/19	10,450	12,579,188
Michaels Stores Inc.
7.75%, 11/01/18 (Call 11/01/14)[a]	21,255	23,061,675
Party City Holdings Inc.
Series WI
8.88%, 08/01/20 (Call 08/01/15)[a]	13,700	15,104,250
Petco Animal Supplies Inc.
9.25%, 12/01/18 (Call 12/30/13)[b]	10,050	10,778,625
Sally Holdings LLC/Sally Capital Inc.
5.75%, 06/01/22 (Call 06/01/17)[a]	16,950	17,691,562
6.88%, 11/15/19 (Call 11/15/15)[a]	15,250	16,870,312

131

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Toys R Us Inc.
10.38%, 08/15/17 (Call 02/15/15)[a]	$10,600	$10,017,000
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 12/30/13)[a]	14,675	15,188,625

		257,588,400
TEXTILES, APPAREL & LUXURY GOODS — 0.37%
Hanesbrands Inc.
6.38%, 12/15/20 (Call 12/15/15)[a]	20,080	21,937,400
Levi Strauss & Co.
6.88%, 05/01/22 (Call 05/01/17)	12,000	13,110,000
7.63%, 05/15/20 (Call 05/15/15)	1,800	1,980,000
PVH Corp.
4.50%, 12/15/22 (Call 12/15/17)[a]	16,675	15,716,188
7.38%, 05/15/20 (Call 05/15/15)	5,351	5,859,345

		58,602,933
TOBACCO — 1.80%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 10/15/15)	67,400	68,916,500
6.88%, 02/15/21 (Call 02/15/16)[a]	20,700	22,304,250
7.13%, 04/15/19 (Call 10/15/14)	32,515	34,709,763
7.88%, 08/15/19 (Call 08/15/15)[a]	28,310	31,424,100
8.25%, 02/15/21 (Call 02/15/16)[a]	21,055	22,107,750
8.50%, 05/15/18 (Call 05/15/14)	21,460	22,693,950
9.00%, 04/15/19 (Call 10/15/14)[a]	29,475	31,501,406
9.88%, 08/15/19 (Call 08/15/15)[a]	49,571	54,899,882

		288,557,601
TRADING COMPANIES & DISTRIBUTORS — 2.83%
Aircastle Ltd.
6.25%, 12/01/19	11,200	12,082,000
6.75%, 04/15/17[a]	9,000	10,008,399
9.75%, 08/01/18 (Call 08/01/14)[a]	13,175	14,459,562
International Lease Finance Corp.
3.88%, 04/15/18[a]	19,000	19,095,000
4.63%, 04/15/21[a]	10,350	9,987,750
4.88%, 04/01/15	15,550	16,138,746
5.75%, 05/15/16[a]	21,760	23,332,019
5.88%, 04/01/19[a]	16,600	17,841,484
5.88%, 08/15/22	16,000	16,360,000
6.25%, 05/15/19[a]	28,100	30,772,847
6.50%, 09/01/14[b]	8,450	8,764,180
6.75%, 09/01/16[b]	17,600	19,597,470
7.13%, 09/01/18[a,b]	23,150	26,822,363
8.25%, 12/15/20	23,730	28,124,858
8.63%, 09/15/15	24,650	27,402,338
8.63%, 01/15/22[a]	15,300	18,444,355
8.75%, 03/15/17[a]	29,500	34,666,093
8.88%, 09/01/17[a]	13,400	16,023,404
United Rentals (North America) Inc.
5.75%, 07/15/18 (Call 07/15/15)	13,600	14,589,982
6.13%, 06/15/23 (Call 12/15/17)[a]	9,750	10,109,088
7.38%, 05/15/20 (Call 05/15/16)	16,100	17,975,676
7.63%, 04/15/22 (Call 04/15/17)	27,800	31,060,781
8.38%, 09/15/20 (Call 09/15/15)[a]	14,610	16,275,867
9.25%, 12/15/19 (Call 12/15/14)[a]	13,360	14,934,536

		454,868,798

Security	Principal (000s)	Value

TRANSPORTATION INFRASTRUCTURE — 0.18%
CHC Helicopter SA
9.25%, 10/15/20 (Call 10/15/15)[a]	$27,525	$29,605,139

		29,605,139
WIRELESS TELECOMMUNICATION SERVICES — 5.32%
Clearwire Communications LLC/Clearwire Finance Inc.
12.00%, 12/01/15 (Call 12/01/13)[a,b]	40,395	41,606,850
12.00%, 12/01/17 (Call 12/01/13)[a,b]	5,456	6,369,880
Cricket Communications Inc.
7.75%, 10/15/20 (Call 10/15/15)[a]	32,300	37,023,875
Crown Castle International Corp.
5.25%, 01/15/23[a]	34,825	34,346,156
7.13%, 11/01/19 (Call 11/01/14)[a]	16,000	17,280,000
MetroPCS Wireless Inc.
6.25%, 04/01/21 (Call 04/01/17)[a,b]	34,950	36,304,312
6.63%, 11/15/20 (Call 11/15/15)[a]	20,420	21,619,675
6.63%, 04/01/23 (Call 04/01/18)[a,b]	34,975	36,067,969
7.88%, 09/01/18 (Call 09/01/14)[a]	18,965	20,434,788
Millicom International Cellular SA
4.75%, 05/22/20 (Call 05/22/17)[b]	7,978	7,519,265
6.63%, 10/15/21 (Call 10/15/17)[a,b]	3,500	3,570,000
NII Capital Corp.
7.63%, 04/01/21 (Call 04/01/16)[a]	27,650	10,921,750
8.88%, 12/15/19 (Call 12/15/14)[a]	10,760	4,304,000
10.00%, 08/15/16 (Call 12/30/13)[a]	18,110	9,236,100
NII International Telecom SCA
7.88%, 08/15/19 (Call 02/15/17)[a,b]	15,300	10,863,000
11.38%, 08/15/19 (Call 02/15/17)[a,b]	15,850	12,442,250
SBA Communications Corp.
5.63%, 10/01/19 (Call 10/01/16)[a]	10,900	11,199,750
Sprint Communications Inc.
6.00%, 12/01/16[a]	38,950	42,307,490
6.00%, 11/15/22[a]	48,050	47,809,750
7.00%, 03/01/20[a,b]	20,550	22,913,250
7.00%, 08/15/20[a]	27,950	30,081,187
8.38%, 08/15/17[a]	26,920	31,124,904
9.00%, 11/15/18[b]	60,970	73,621,275
9.13%, 03/01/17[a]	20,950	24,616,250
11.50%, 11/15/21[a]	20,420	26,648,100
Sprint Corp.
7.25%, 09/15/21[b]	51,200	55,552,000
7.88%, 09/15/23[b]	67,350	73,748,250
T-Mobile USA Inc.
5.25%, 09/01/18 (Call 09/01/15)[a,b]	13,450	14,021,625
6.13%, 01/15/22	5,100	5,189,250
6.46%, 04/28/19 (Call 04/28/15)	11,700	12,431,250
6.50%, 01/15/24 (Call 01/15/19)	7,075	7,163,438
6.54%, 04/28/20 (Call 04/28/16)[a]	9,925	10,520,500
6.63%, 04/28/21 (Call 04/28/17)	26,525	27,784,938
6.73%, 04/28/22 (Call 04/28/17)[a]	25,450	26,531,625
6.84%, 04/28/23 (Call 04/28/18)	1,325	1,379,656

		854,554,358

TOTAL CORPORATE BONDS & NOTES
(Cost: $15,416,551,560)		15,743,752,291

132

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

November 30, 2013

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 16.69%

MONEY MARKET FUNDS — 16.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	2,534,125	$2,534,125,431
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	146,713	146,713,219
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	2,390	2,390,376

		2,683,229,026

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,683,229,026)		2,683,229,026

TOTAL INVESTMENTS IN SECURITIES — 114.63%
(Cost: $18,099,780,586)		18,426,981,317
Other Assets, Less Liabilities— (14.63)%		(2,352,213,233)

NET ASSETS — 100.00%		$16,074,768,084

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

133

Schedule of Investments  (Unaudited)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

November 30, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.88%

AEROSPACE & DEFENSE — 1.92%
Boeing Co. (The)
4.88%, 02/15/20	$8,077	$9,128,024
General Dynamics Corp.
1.00%, 11/15/17	1,900	1,868,478
2.25%, 11/15/22 (Call 08/15/22)[a]	15,685	14,133,070
Honeywell International Inc.
4.25%, 03/01/21[a]	3,926	4,261,858
5.00%, 02/15/19	11,037	12,594,211
5.30%, 03/01/18	7,983	9,163,366
L-3 Communications Corp.
4.75%, 07/15/20[a]	7,023	7,354,635
5.20%, 10/15/19[a]	9,715	10,504,523
Lockheed Martin Corp.
3.35%, 09/15/21[a]	25,279	25,331,785
4.07%, 12/15/42	8,000	6,939,136
4.25%, 11/15/19	1,872	2,045,861
Northrop Grumman Corp.
1.75%, 06/01/18	4,086	4,048,730
3.25%, 08/01/23	17,235	16,208,782
4.75%, 06/01/43	6,500	6,154,487
Precision Castparts Corp.
1.25%, 01/15/18	18,254	18,010,088
2.50%, 01/15/23 (Call 10/15/22)	4,125	3,810,830
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)[a]	850	777,923
3.13%, 10/15/20[a]	19,845	20,073,747
United Technologies Corp.
1.80%, 06/01/17	14,922	15,212,021
3.10%, 06/01/22	15,687	15,370,664
4.50%, 04/15/20[a]	16,415	18,055,589
4.50%, 06/01/42	41,764	40,530,517
5.38%, 12/15/17[a]	9,888	11,402,314
5.70%, 04/15/40	5,355	6,150,332
6.13%, 02/01/19[a]	5,638	6,755,448
6.13%, 07/15/38	12,041	14,397,811

		300,284,230
AIR FREIGHT & LOGISTICS — 0.37%
United Parcel Service Inc.
2.45%, 10/01/22[a]	15,650	14,575,819
3.13%, 01/15/21	7,036	7,139,941
5.13%, 04/01/19[a]	18,374	21,158,339
5.50%, 01/15/18	1,269	1,464,560
6.20%, 01/15/38	10,910	13,306,559

		57,645,218
AUTOMOBILES — 0.28%
Ford Motor Co.
4.75%, 01/15/43[a]	12,638	11,329,751
7.45%, 07/16/31[a]	26,675	32,442,487

		43,772,238

Security	Principal (000s)	Value

BEVERAGES — 2.97%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	$13,500	$13,373,929
2.63%, 01/17/23	6,500	6,037,344
4.00%, 01/17/43	12,380	11,056,353
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	27,550	27,662,704
2.50%, 07/15/22	5,856	5,425,664
3.75%, 07/15/42	11,131	9,484,956
5.00%, 04/15/20	16,352	18,394,129
5.38%, 01/15/20[a]	30,988	35,650,324
6.88%, 11/15/19	9,027	11,188,295
7.75%, 01/15/19	18,740	23,658,157
8.20%, 01/15/39	9,980	14,568,091
Bottling Group LLC
5.13%, 01/15/19	16,537	18,859,739
Coca-Cola Co. (The)
1.15%, 04/01/18[a]	17,000	16,750,275
1.65%, 03/14/18	6,478	6,516,096
1.65%, 11/01/18	16,000	15,928,147
2.45%, 11/01/20	15,000	14,789,664
3.15%, 11/15/20	9,327	9,592,858
3.20%, 11/01/23	5,000	4,879,065
3.30%, 09/01/21	23,303	23,752,005
5.35%, 11/15/17[a]	3,800	4,375,518
Diageo Capital PLC
1.50%, 05/11/17	8,325	8,381,906
2.63%, 04/29/23 (Call 01/29/23)	10,636	9,758,550
5.75%, 10/23/17	9,797	11,309,198
Diageo Investment Corp.
2.88%, 05/11/22[a]	10,204	9,751,450
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	8,285	10,492,743
PepsiCo Inc.
1.25%, 08/13/17[a]	9,564	9,526,061
2.25%, 01/07/19 (Call 12/07/18)	4,600	4,639,554
2.75%, 03/05/22[a]	10,679	10,134,640
2.75%, 03/01/23[a]	15,225	14,112,260
3.00%, 08/25/21	5,496	5,387,804
3.13%, 11/01/20	17,981	18,135,858
4.00%, 03/05/42	5,700	4,976,987
4.50%, 01/15/20	11,534	12,690,136
4.88%, 11/01/40	5,785	5,785,425
5.00%, 06/01/18	6,635	7,534,405
5.50%, 01/15/40	9,785	10,573,478
7.90%, 11/01/18	14,804	18,792,280

		463,926,048
BIOTECHNOLOGY — 1.29%
Amgen Inc.
2.13%, 05/15/17[a]	13,191	13,489,192
2.50%, 11/15/16	12,604	13,093,833
3.45%, 10/01/20	8,500	8,674,229
3.63%, 05/15/22 (Call 02/15/22)	5,650	5,616,884
3.88%, 11/15/21 (Call 08/15/21)	25,975	26,634,232
4.10%, 06/15/21 (Call 03/15/21)[a]	15,445	16,157,424
5.15%, 11/15/41 (Call 05/15/41)	26,457	25,854,878
5.38%, 05/15/43 (Call 11/15/42)	7,950	8,043,694
5.65%, 06/15/42 (Call 12/15/41)	7,500	7,827,030
5.70%, 02/01/19	933	1,079,526

134

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

November 30, 2013

Security	Principal (000s)	Value

5.85%, 06/01/17	$3,380	$3,867,373
6.38%, 06/01/37[a]	11,339	12,867,271
6.40%, 02/01/39	12,173	13,823,761
Celgene Corp.
3.25%, 08/15/22	13,650	12,956,292
Gilead Sciences Inc.
4.40%, 12/01/21 (Call 09/01/21)	13,610	14,601,218
4.50%, 04/01/21 (Call 01/01/21)[a]	2,184	2,361,813
5.65%, 12/01/41 (Call 06/01/41)	12,680	14,009,965

		200,958,615
CAPITAL MARKETS — 7.34%
Ameriprise Financial Inc.
4.00%, 10/15/23	2,610	2,628,340
Bank of New York Mellon Corp. (The)
3.55%, 09/23/21 (Call 08/23/21)[a]	16,920	17,289,793
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.55%, 01/22/17[a]	2,308	2,574,574
6.40%, 10/02/17[a]	24,855	29,033,377
7.25%, 02/01/18	18,517	22,331,671
Deutsche Bank AG London
6.00%, 09/01/17	29,619	34,076,505
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	17,691	17,867,597
2.90%, 07/19/18	9,825	10,070,030
3.63%, 01/22/23[a]	6,345	6,138,143
5.25%, 07/27/21	38,396	42,159,507
5.38%, 03/15/20	13,482	15,119,359
5.63%, 01/15/17	8,710	9,634,276
5.75%, 01/24/22[a]	39,918	44,994,428
5.95%, 01/18/18	23,527	26,942,196
5.95%, 01/15/27	5,000	5,340,596
6.00%, 06/15/20	25,025	28,870,562
6.13%, 02/15/33	14,080	15,688,502
6.15%, 04/01/18	39,786	46,051,304
6.25%, 09/01/17	30,670	35,375,848
6.25%, 02/01/41	29,732	34,147,211
6.45%, 05/01/36[a]	3,750	4,014,312
6.75%, 10/01/37	45,768	50,769,646
7.50%, 02/15/19	19,250	23,687,452
Jefferies Group LLC
5.13%, 04/13/18	17,869	19,415,163
6.88%, 04/15/21[a]	432	488,506
Merrill Lynch & Co. Inc.
5.70%, 05/02/17[a]	5,000	5,549,587
6.11%, 01/29/37	16,940	18,099,324
6.40%, 08/28/17	13,610	15,814,081
6.88%, 04/25/18	61,615	73,634,842
6.88%, 11/15/18	1,213	1,461,333
7.75%, 05/14/38	10,374	13,200,865
Morgan Stanley
2.13%, 04/25/18[a]	750	749,875
3.75%, 02/25/23[a]	30,820	30,130,113
4.10%, 05/22/23[a]	31,475	30,345,060
4.75%, 03/22/17	24,425	26,857,686
4.88%, 11/01/22	7,605	7,792,822
5.00%, 11/24/25	12,000	12,036,656
5.45%, 01/09/17	9,550	10,653,694
5.50%, 01/26/20	21,388	24,174,313
5.50%, 07/24/20[a]	23,375	26,352,697
5.50%, 07/28/21[a]	23,295	26,124,446
5.63%, 09/23/19	31,092	35,621,585

Security	Principal (000s)	Value

5.75%, 01/25/21[a]	$28,134	$32,001,108
5.95%, 12/28/17	24,085	27,786,840
6.25%, 08/28/17[a]	9,736	11,260,223
6.38%, 07/24/42[a]	12,875	15,086,400
6.63%, 04/01/18	37,355	44,097,208
7.25%, 04/01/32	1,962	2,449,788
7.30%, 05/13/19	40,155	49,234,841
Series F
5.55%, 04/27/17[a]	15,730	17,683,394
Nomura Holdings Inc.
6.70%, 03/04/20	13,748	15,849,334
Northern Trust Corp.
3.95%, 10/30/25	5,000	4,930,788
State Street Corp.
3.10%, 05/15/23	8,000	7,448,163
3.70%, 11/20/23	6,305	6,296,520
4.38%, 03/07/21[a]	8,915	9,658,875

		1,147,091,359
CHEMICALS — 2.09%
CF Holdings Industries Inc.
3.45%, 06/01/23	10,000	9,372,267
4.95%, 06/01/43[a]	10,495	9,689,023
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	21,750	20,213,184
4.13%, 11/15/21 (Call 08/15/21)[a]	18,066	18,660,758
4.25%, 11/15/20 (Call 08/15/20)	12,908	13,762,510
4.38%, 11/15/42 (Call 05/15/42)	9,750	8,585,497
5.25%, 11/15/41 (Call 05/15/41)	8,645	8,675,858
5.70%, 05/15/18	1,202	1,389,574
7.38%, 11/01/29	8,235	10,441,357
8.55%, 05/15/19	21,428	27,766,355
9.40%, 05/15/39	8,509	12,708,180
E.I. du Pont de Nemours and Co.
2.80%, 02/15/23	11,800	10,971,091
3.63%, 01/15/21	8,500	8,794,288
4.15%, 02/15/43	6,000	5,353,604
4.63%, 01/15/20	13,623	14,974,096
6.00%, 07/15/18	14,631	17,266,056
Eastman Chemical Co.
2.40%, 06/01/17	18,350	18,720,131
3.60%, 08/15/22 (Call 05/15/22)	3,338	3,228,299
Ecolab Inc.
3.00%, 12/08/16	6,464	6,812,566
4.35%, 12/08/21	9,488	9,968,114
5.50%, 12/08/41[a]	13,998	14,933,386
LYB International Finance BV
4.00%, 07/15/23	7,250	7,240,575
5.25%, 07/15/43	9,750	9,784,125
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	20,300	22,647,571
5.75%, 04/15/24 (Call 01/15/24)[a]	16,500	18,629,815
6.00%, 11/15/21 (Call 08/17/21)	1,200	1,388,160
Rohm and Haas Co.
6.00%, 09/15/17	1,167	1,346,606
7.85%, 07/15/29[a]	10,075	13,402,516

		326,725,562
COMMERCIAL BANKS — 10.21%
Australia and New Zealand Banking Group Ltd.
1.88%, 10/06/17[a]	12,000	12,106,346

135

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Bank of America N.A.
5.30%, 03/15/17	$20,500	$22,848,697
6.00%, 10/15/36	6,895	7,911,466
Bank of Montreal
1.40%, 09/11/17	9,700	9,656,350
1.45%, 04/09/18 (Call 03/09/18)	11,100	10,915,075
2.38%, 01/25/19 (Call 12/25/18)	19,950	20,171,132
2.50%, 01/11/17[a]	3,255	3,375,390
2.55%, 11/06/22 (Call 10/06/22)[a]	15,000	13,887,453
Bank of Nova Scotia
1.38%, 12/18/17 (Call 11/18/17)	2,500	2,470,699
1.45%, 04/25/18	17,000	16,711,972
2.05%, 10/30/18	10,000	10,016,465
2.55%, 01/12/17[a]	23,246	24,151,706
4.38%, 01/13/21	3,424	3,676,844
Barclays Bank PLC
5.13%, 01/08/20[a]	8,705	9,714,980
5.14%, 10/14/20[a]	17,299	18,370,862
6.75%, 05/22/19	19,664	23,853,034
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	6,448	6,440,293
2.15%, 03/22/17 (Call 02/22/17)	2,835	2,903,168
BNP Paribas SA
2.38%, 09/14/17[a]	20,295	20,866,461
2.70%, 08/20/18[a]	7,000	7,183,291
3.25%, 03/03/23[a]	5,425	5,168,420
5.00%, 01/15/21	33,170	36,357,955
Branch Banking & Trust Co.
2.30%, 10/15/18 (Call 09/15/18)	15,500	15,706,889
Commonwealth Bank of Australia
1.90%, 09/18/17[a]	9,675	9,781,724
Credit Suisse New York
4.38%, 08/05/20[a]	12,380	13,392,797
5.30%, 08/13/19	10,402	11,881,775
5.40%, 01/14/20[a]	12,652	13,987,364
6.00%, 02/15/18	12,008	13,887,252
Discover Bank
2.00%, 02/21/18	7,750	7,716,118
Fifth Third Bancorp
8.25%, 03/01/38	14,088	18,872,924
HSBC Bank (USA) N.A.
4.88%, 08/24/20	7,510	8,131,775
5.63%, 08/15/35[a]	1,493	1,606,921
5.88%, 11/01/34	1,000	1,106,805
HSBC Holdings PLC
4.00%, 03/30/22	15,027	15,451,809
4.88%, 01/14/22	14,000	15,241,087
5.10%, 04/05/21[a]	26,155	29,004,535
6.10%, 01/14/42	18,925	22,646,382
6.50%, 05/02/36	14,425	17,123,524
6.50%, 09/15/37	28,643	34,096,888
6.80%, 06/01/38	17,690	21,868,923
HSBC USA Inc.
1.63%, 01/16/18	14,795	14,732,473
2.63%, 09/24/18	1,000	1,029,848
5.00%, 09/27/20[a]	3,000	3,228,714
Intesa Sanpaolo SpA
3.88%, 01/16/18[a]	13,140	13,430,048
3.88%, 01/15/19	12,000	12,040,124
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	46,230	53,430,064
KeyBank N.A.
1.65%, 02/01/18	9,000	8,923,670

Security	Principal (000s)	Value

KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	$5,000	$5,012,192
5.10%, 03/24/21[a]	8,501	9,340,426
Lloyds Bank PLC
2.30%, 11/27/18	1,330	1,333,789
6.38%, 01/21/21	6,633	7,822,435
Murray Street Investment Trust I
4.65%, 03/09/17[b]	16,150	17,527,230
National Australia Bank Ltd.
2.75%, 03/09/17	11,500	12,006,409
3.00%, 01/20/23	8,134	7,625,656
National Australia Bank Ltd. New York
2.30%, 07/25/18[a]	7,000	7,125,243
PNC Bank N.A.
2.70%, 11/01/22 (Call 10/01/22)[c]	14,750	13,522,586
2.95%, 01/30/23 (Call 12/30/22)[c]	5,000	4,630,771
3.80%, 07/25/23 (Call 06/25/23)[c]	10,000	9,814,587
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[c]	7,488	7,339,519
4.38%, 08/11/20[c]	3,523	3,782,351
5.13%, 02/08/20[c]	3,769	4,223,125
Rabobank Nederland
1.70%, 03/19/18[a]	18,400	18,341,335
3.38%, 01/19/17[a]	23,524	24,987,435
3.88%, 02/08/22	27,985	28,194,616
3.95%, 11/09/22[a]	15,500	14,974,187
4.50%, 01/11/21	12,843	13,719,038
5.25%, 05/24/41[a]	17,455	18,254,514
Royal Bank of Canada
1.50%, 01/16/18[a]	10,000	9,892,493
2.20%, 07/27/18[a]	22,046	22,292,102
Royal Bank of Scotland Group PLC
5.63%, 08/24/20[a]	5,131	5,752,224
6.13%, 01/11/21	11,077	12,695,181
6.40%, 10/21/19	16,412	19,153,090
Societe Generale
2.63%, 10/01/18	5,000	5,081,171
2.75%, 10/12/17[a]	9,500	9,824,814
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18	15,250	14,996,275
1.80%, 07/18/17	14,000	14,062,075
3.20%, 07/18/22	6,099	5,889,839
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	7,000	7,024,179
Svenska Handelsbanken AB
1.63%, 03/21/18[a]	13,550	13,353,143
2.50%, 01/25/19	3,250	3,283,691
2.88%, 04/04/17[a]	11,186	11,650,630
Toronto-Dominion Bank (The)
1.40%, 04/30/18[a]	15,220	14,968,914
2.63%, 09/10/18	23,175	24,018,176
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	17,000	17,222,474
1.95%, 11/15/18 (Call 10/15/18)	4,480	4,498,799
2.20%, 11/15/16 (Call 10/14/16)	4,569	4,733,255
2.95%, 07/15/22 (Call 06/15/22)	21,337	20,015,013
3.00%, 03/15/22 (Call 02/15/22)[a]	3,087	3,005,279
4.13%, 05/24/21 (Call 04/23/21)	10,649	11,285,967
UBS AG Stamford
4.88%, 08/04/20[a]	17,325	19,301,038
5.75%, 04/25/18	10,936	12,671,923
5.88%, 12/20/17	24,548	28,381,742
Wachovia Bank N.A./Wells Fargo & Co.

136

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

November 30, 2013

Security	Principal (000s)	Value

5.85%, 02/01/37	$9,500	$10,776,796
6.00%, 11/15/17[a]	10,736	12,472,140
6.60%, 01/15/38	20,604	25,601,589
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	21,103	21,673,292
5.75%, 06/15/17	24,795	28,532,070
5.75%, 02/01/18	25,945	30,361,303
Wells Fargo & Co.
1.50%, 01/16/18[a]	27,833	27,819,025
2.10%, 05/08/17	12,850	13,256,913
2.63%, 12/15/16[a]	9,500	9,949,619
3.50%, 03/08/22	17,898	18,072,479
4.13%, 08/15/23	15,000	14,825,963
4.60%, 04/01/21	16,331	17,992,620
5.38%, 02/07/35	550	588,377
5.38%, 11/02/43[a]	15,000	14,889,479
5.61%, 01/15/44[d]	14,145	14,442,069
5.63%, 12/11/17	37,234	43,073,583
Series M
3.45%, 02/13/23	31,925	30,077,666
Wells Fargo Bank N.A.
5.95%, 08/26/36	200	228,918
Westpac Banking Corp.
1.60%, 01/12/18[a]	3,500	3,483,551
2.00%, 08/14/17	11,500	11,697,341
2.25%, 07/30/18	5,795	5,879,916
4.88%, 11/19/19	25,880	29,131,589

		1,596,535,721
COMMERCIAL SERVICES & SUPPLIES — 0.37%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	5,300	5,171,602
5.00%, 03/01/20[a]	14,107	15,564,365
Unilever Capital Corp.
2.20%, 03/06/19	7,500	7,587,682
4.25%, 02/10/21	19,513	21,183,535
4.80%, 02/15/19	5,314	6,063,778
5.90%, 11/15/32	2,020	2,476,642

		58,047,604
COMMUNICATIONS EQUIPMENT — 0.63%
Cisco Systems Inc.
3.15%, 03/14/17[a]	11,299	12,068,375
4.45%, 01/15/20	17,978	19,744,851
4.95%, 02/15/19	17,853	20,298,120
5.50%, 01/15/40	20,425	21,984,590
5.90%, 02/15/39	20,975	23,750,592

		97,846,528
COMPUTERS & PERIPHERALS — 1.55%
Apple Inc.
1.00%, 05/03/18	24,600	23,952,570
2.40%, 05/03/23[a]	60,850	55,164,206
3.85%, 05/04/43[a]	26,900	22,432,537
EMC Corp.
1.88%, 06/01/18	5,008	5,013,788
2.65%, 06/01/20	28,350	28,030,462
3.38%, 06/01/23 (Call 03/01/23)	17,000	16,616,788
Hewlett-Packard Co.
2.60%, 09/15/17[a]	16,600	16,909,145

Security	Principal (000s)	Value

3.30%, 12/09/16	$12,638	$13,252,626
3.75%, 12/01/20	4,834	4,820,001
4.30%, 06/01/21[a]	10,010	10,198,567
4.38%, 09/15/21[a]	5,173	5,217,613
4.65%, 12/09/21[a]	21,547	22,232,093
5.50%, 03/01/18[a]	8,780	9,830,126
6.00%, 09/15/41	8,935	8,836,721

		242,507,243
CONSUMER FINANCE — 2.79%
American Express Bank FSB
6.00%, 09/13/17	11,237	13,021,746
American Express Co.
1.55%, 05/22/18	2,000	1,971,170
2.65%, 12/02/22	19,650	18,355,751
4.05%, 12/03/42	7,600	6,602,839
6.15%, 08/28/17	18,565	21,617,179
7.00%, 03/19/18	28,282	34,164,396
American Express Credit Corp.
2.13%, 07/27/18	7,000	7,087,975
2.38%, 03/24/17[a]	9,250	9,602,729
American Honda Finance Corp.
2.13%, 10/10/18	5,000	5,049,883
Capital One Bank (USA) N.A.
3.38%, 02/15/23	6,790	6,379,405
8.80%, 07/15/19	7,340	9,391,899
Capital One Financial Corp.
4.75%, 07/15/21[a]	18,350	19,565,054
6.75%, 09/15/17[a]	4,967	5,825,807
Caterpillar Financial Services Corp.
5.45%, 04/15/18	1,427	1,645,360
7.15%, 02/15/19	6,714	8,322,251
Ford Motor Credit Co. LLC
2.38%, 01/16/18	21,500	21,768,150
2.88%, 10/01/18[a]	2,000	2,051,532
3.00%, 06/12/17[a]	6,404	6,694,774
4.25%, 02/03/17	15,908	17,216,656
4.25%, 09/20/22	12,495	12,653,746
4.38%, 08/06/23[a]	8,680	8,791,972
5.00%, 05/15/18[a]	11,521	12,823,843
5.75%, 02/01/21	9,005	10,119,811
5.88%, 08/02/21[a]	24,858	28,174,363
6.63%, 08/15/17[a]	7,508	8,760,253
8.00%, 12/15/16	5,723	6,821,406
8.13%, 01/15/20	20,608	25,942,690
HSBC Finance Corp.
6.68%, 01/15/21[a]	36,657	42,475,210
Toyota Motor Credit Corp.
1.25%, 10/05/17	9,750	9,665,175
1.75%, 05/22/17	2,100	2,131,920
2.05%, 01/12/17	11,753	12,066,729
3.30%, 01/12/22	18,514	18,481,064
3.40%, 09/15/21	9,889	10,022,501
4.25%, 01/11/21	5,000	5,373,455
Series B
4.50%, 06/17/20	4,304	4,714,703

		435,353,397
DIVERSIFIED FINANCIAL SERVICES — 11.26%
Associates Corp. of North America
6.95%, 11/01/18	442	530,124

137

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Bank of America Corp.
2.00%, 01/11/18[a]	$11,005	$11,045,559
2.60%, 01/15/19	5,000	5,058,855
3.30%, 01/11/23	21,824	20,719,983
3.88%, 03/22/17[a]	23,264	24,939,892
4.10%, 07/24/23	15,000	15,030,256
5.00%, 05/13/21	20,260	22,206,644
5.42%, 03/15/17	780	863,438
5.63%, 07/01/20	24,045	27,369,248
5.65%, 05/01/18	32,930	37,664,198
5.70%, 01/24/22	24,579	27,833,584
5.75%, 12/01/17	36,950	42,268,140
5.88%, 01/05/21	14,390	16,527,000
5.88%, 02/07/42[a]	7,871	8,875,919
6.00%, 09/01/17	15,815	18,139,566
7.63%, 06/01/19	15,490	19,316,736
BP Capital Markets PLC
1.38%, 11/06/17[a]	10,150	10,125,215
1.38%, 05/10/18	12,300	12,115,741
1.85%, 05/05/17	10,585	10,808,307
2.24%, 09/26/18	2,000	2,026,971
2.25%, 11/01/16[a]	10,000	10,384,859
2.50%, 11/06/22	3,000	2,756,612
2.75%, 05/10/23	11,250	10,421,130
3.25%, 05/06/22	25,453	24,958,603
3.56%, 11/01/21	16,800	17,069,284
3.99%, 09/26/23	2,000	2,038,563
4.50%, 10/01/20[a]	15,457	16,861,261
4.74%, 03/11/21[a]	14,317	15,741,852
4.75%, 03/10/19	8,587	9,666,044
Citigroup Inc.
1.75%, 05/01/18[a]	21,600	21,372,712
2.50%, 09/26/18[a]	3,000	3,041,995
3.38%, 03/01/23	16,500	15,789,427
3.50%, 05/15/23[a]	14,750	13,684,967
3.88%, 10/25/23	8,000	7,848,937
4.05%, 07/30/22	15,300	15,140,473
4.45%, 01/10/17	12,238	13,338,913
4.50%, 01/14/22	28,183	29,767,648
5.38%, 08/09/20	29,312	33,178,704
5.50%, 02/15/17	21,195	23,511,755
5.50%, 09/13/25	13,700	14,504,168
5.88%, 02/22/33	5,550	5,672,603
5.88%, 01/30/42[a]	21,683	24,264,691
6.00%, 08/15/17	16,822	19,365,242
6.13%, 11/21/17	35,784	41,641,744
6.13%, 05/15/18[a]	25,200	29,497,648
6.13%, 08/25/36	12,910	13,539,543
6.63%, 06/15/32[a]	7,250	8,049,595
6.68%, 09/13/43	5,000	5,634,888
6.88%, 03/05/38	23,184	29,128,484
8.13%, 07/15/39	24,355	34,265,152
8.50%, 05/22/19	36,634	47,504,953
CME Group Inc
5.30%, 09/15/43 (Call 03/15/43)	6,518	6,820,676
Daimler Finance North America LLC
8.50%, 01/18/31	11,540	16,757,608
Deutsche Telekom International Finance BV
6.00%, 07/08/19	5,561	6,542,667
6.75%, 08/20/18	7,082	8,512,434
8.75%, 06/15/30	32,500	45,465,014
General Electric Capital Corp.
2.30%, 04/27/17	16,388	16,907,423

Security	Principal (000s)	Value

2.90%, 01/09/17[a]	$12,625	$13,256,250
3.10%, 01/09/23	15,167	14,496,990
3.15%, 09/07/22	23,700	22,960,321
4.38%, 09/16/20	1,330	1,444,110
4.63%, 01/07/21[a]	24,645	27,076,072
4.65%, 10/17/21	27,445	29,990,856
5.30%, 02/11/21[a]	24,230	27,011,340
5.40%, 02/15/17[a]	12,000	13,526,687
5.50%, 01/08/20[a]	20,660	23,832,035
5.63%, 09/15/17	9,945	11,418,442
5.63%, 05/01/18[a]	28,281	32,790,128
5.88%, 01/14/38	39,637	44,848,976
6.00%, 08/07/19	23,974	28,567,586
6.15%, 08/07/37	7,850	9,159,645
6.88%, 01/10/39[a]	25,814	32,752,550
Series A
5.55%, 05/04/20[a]	390	451,756
6.75%, 03/15/32	39,872	49,395,758
Goldman Sachs Capital I
6.35%, 02/15/34	23,375	23,848,344
J.P. Morgan Chase & Co.
1.63%, 05/15/18[a]	5,700	5,612,126
1.80%, 01/25/18[a]	8,613	8,583,160
2.00%, 08/15/17	22,262	22,590,988
3.20%, 01/25/23[a]	11,638	11,058,909
3.25%, 09/23/22	11,700	11,218,422
3.38%, 05/01/23[a]	16,405	15,293,448
4.25%, 10/15/20[a]	36,290	38,546,763
4.35%, 08/15/21	20,470	21,677,634
4.40%, 07/22/20[a]	15,925	17,119,999
4.50%, 01/24/22	35,413	37,532,188
4.63%, 05/10/21	23,273	25,082,508
4.95%, 03/25/20	1,817	2,016,945
5.40%, 01/06/42[a]	12,200	12,933,315
5.50%, 10/15/40	7,450	8,004,369
5.60%, 07/15/41	20,340	22,341,863
5.63%, 08/16/43	7,000	7,136,578
6.00%, 01/15/18[a]	36,523	42,312,246
6.13%, 06/27/17	5,827	6,645,817
6.30%, 04/23/19	18,485	21,983,061
6.40%, 05/15/38	18,145	21,626,672

		1,760,258,505
DIVERSIFIED TELECOMMUNICATION SERVICES — 6.56%
AT&T Corp.
8.00%, 11/15/31	11,653	15,603,125
AT&T Inc.
1.40%, 12/01/17	8,510	8,380,278
1.60%, 02/15/17	3,814	3,832,265
1.70%, 06/01/17	6,694	6,714,703
2.63%, 12/01/22 (Call 09/01/22)[a]	11,367	10,140,203
3.00%, 02/15/22	21,641	20,189,921
3.88%, 08/15/21	18,802	18,902,837
4.35%, 06/15/45 (Call 12/15/44)	10,292	8,536,101
4.45%, 05/15/21	22,490	23,584,345
5.35%, 09/01/40[a]	49,720	48,087,126
5.50%, 02/01/18	26,059	29,657,537
5.55%, 08/15/41	40,333	39,978,981
5.60%, 05/15/18[a]	9,856	11,307,896
5.80%, 02/15/19	19,812	22,938,225
6.30%, 01/15/38	30,600	33,111,259
6.50%, 09/01/37	19,625	21,682,980

138

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

November 30, 2013

Security	Principal (000s)	Value

6.55%, 02/15/39[a]	$11,865	$13,202,003
British Telecommunications PLC
5.95%, 01/15/18[a]	25,464	29,340,418
9.63%, 12/15/30	11,900	17,665,066
Orange
4.13%, 09/14/21	15,366	15,593,939
5.38%, 07/08/19[a]	3,370	3,798,519
5.38%, 01/13/42	6,250	6,293,861
8.50%, 03/01/31	26,370	36,751,144
Qwest Corp.
6.75%, 12/01/21	21,494	23,428,460
6.88%, 09/15/33 (Call 12/30/13)	5,400	5,170,500
Telefonica Emisiones SAU
3.19%, 04/27/18[a]	3,500	3,556,735
4.57%, 04/27/23[a]	8,850	8,682,204
5.13%, 04/27/20	4,474	4,772,147
5.46%, 02/16/21[a]	19,741	20,930,593
5.88%, 07/15/19	15,951	18,019,845
7.05%, 06/20/36	22,495	24,452,065
Telefonica Europe BV
8.25%, 09/15/30	7,860	9,322,500
Verizon Communications Inc.
2.00%, 11/01/16	6,837	6,990,500
2.45%, 11/01/22 (Call 08/01/22)[a]	20,700	18,352,926
3.50%, 11/01/21	18,081	17,812,663
3.65%, 09/14/18	28,410	30,206,302
3.85%, 11/01/42 (Call 05/01/42)[a]	15,610	12,469,371
4.50%, 09/15/20	5,000	5,366,719
4.60%, 04/01/21	26,352	27,931,829
4.75%, 11/01/41	17,000	15,449,940
5.15%, 09/15/23	46,050	49,106,716
5.50%, 04/01/17[a]	2,000	2,252,861
5.50%, 02/15/18	6,767	7,696,908
6.00%, 04/01/41	3,000	3,189,894
6.10%, 04/15/18[a]	18,636	21,640,869
6.25%, 04/01/37	3,993	4,340,506
6.35%, 04/01/19	12,121	14,340,856
6.40%, 09/15/33	29,900	33,451,962
6.40%, 02/15/38	9,445	10,460,408
6.55%, 09/15/43	78,000	88,689,604
6.90%, 04/15/38	13,950	16,342,814
7.35%, 04/01/39[a]	8,061	9,933,488
7.75%, 12/01/30	23,990	30,015,890
8.75%, 11/01/18	13,426	17,269,145
Verizon Global Funding Corp.
5.85%, 09/15/35	17,990	18,835,006

		1,025,774,958
ELECTRIC UTILITIES — 1.00%
Duke Energy Carolinas LLC
5.30%, 02/15/40[a]	5,420	5,928,858
Duke Energy Florida Inc.
6.40%, 06/15/38	10,668	13,315,614
Georgia Power Co.
4.30%, 03/15/42	11,685	10,591,668
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	18,800	21,138,635
6.50%, 09/15/37[a]	11,050	12,938,318
Nisource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	3,750	3,376,289
6.40%, 03/15/18[a]	7,138	8,326,142

Security	Principal (000s)	Value

Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	$7,618	$9,269,242
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)[a]	389	398,652
5.40%, 01/15/40	9,525	10,005,275
5.80%, 03/01/37	5,100	5,650,665
6.05%, 03/01/34[a]	35,550	40,842,684
8.25%, 10/15/18	6,183	7,889,369
Southern California Edison Co.
4.65%, 10/01/43 (Call 04/01/43)	6,000	6,017,446

		155,688,857
ELECTRICAL EQUIPMENT — 0.37%
ABB Finance (USA) Inc.
2.88%, 05/08/22	13,029	12,437,259
4.38%, 05/08/42	10,575	9,883,544
Eaton Corp. PLC
1.50%, 11/02/17	12,100	11,968,379
2.75%, 11/02/22	22,880	21,232,931
4.15%, 11/02/42[a]	2,965	2,638,031

		58,160,144
ENERGY EQUIPMENT & SERVICES — 1.56%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	950	952,840
5.13%, 09/15/40	15,700	16,496,744
7.50%, 11/15/18	9,716	12,167,036
Ensco PLC
4.70%, 03/15/21	12,230	13,010,663
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	9,500	9,335,008
4.75%, 08/01/43	6,000	5,931,064
6.15%, 09/15/19	10,036	12,078,853
6.70%, 09/15/38	7,500	9,226,238
7.45%, 09/15/39	12,945	17,213,432
Nabors Industries Inc.
6.15%, 02/15/18	12,750	14,365,267
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	15,058	13,968,457
3.95%, 12/01/42 (Call 06/01/42)	10,185	8,946,540
Pride International Inc.
6.88%, 08/15/20	6,130	7,333,714
Transocean Inc.
2.50%, 10/15/17[a]	2,500	2,534,864
3.80%, 10/15/22 (Call 07/15/22)	16,450	15,660,114
5.05%, 12/15/16	3,681	4,056,251
6.00%, 03/15/18	17,043	19,303,744
6.38%, 12/15/21	20,265	22,689,024
6.50%, 11/15/20[a]	1,782	2,020,332
6.80%, 03/15/38	6,774	7,343,823
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[a]	5,645	5,699,865
5.13%, 09/15/20	7,170	7,637,180
9.63%, 03/01/19[a]	11,725	15,083,962

		243,055,015
FOOD & STAPLES RETAILING — 2.79%
Costco Wholesale Corp.
1.13%, 12/15/17	19,950	19,837,308
1.70%, 12/15/19	21,323	20,759,154

139

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

November 30, 2013

Security	Principal (000s)	Value

CVS Caremark Corp.
5.75%, 06/01/17[a]	$15,100	$17,272,780
5.75%, 05/15/41 (Call 11/15/40)	11,335	12,339,177
6.13%, 09/15/39	27,445	31,214,875
6.25%, 06/01/27	1,160	1,362,728
Kroger Co. (The)
6.15%, 01/15/20	10,997	12,601,743
Wal-Mart Stores Inc.
1.13%, 04/11/18	14,614	14,352,608
1.95%, 12/15/18	5,000	5,032,009
2.55%, 04/11/23 (Call 01/11/23)	11,000	10,179,002
3.25%, 10/25/20	21,221	21,833,722
3.63%, 07/08/20[a]	20,478	21,644,157
4.00%, 04/11/43 (Call 10/11/42)	5,000	4,427,262
4.25%, 04/15/21	17,939	19,459,793
4.75%, 10/02/43 (Call 04/02/43)	7,000	7,038,919
4.88%, 07/08/40	14,670	14,907,969
5.00%, 10/25/40[a]	19,005	19,712,208
5.25%, 09/01/35	17,730	19,144,205
5.38%, 04/05/17[a]	13,659	15,514,493
5.63%, 04/01/40	16,040	18,059,924
5.63%, 04/15/41	28,385	32,074,979
5.80%, 02/15/18	4,241	4,964,719
5.88%, 04/05/27	150	180,690
6.20%, 04/15/38	6,441	7,724,220
6.50%, 08/15/37	31,709	39,457,472
7.55%, 02/15/30	4,568	6,093,808
Walgreen Co.
1.80%, 09/15/17	10,000	10,048,528
3.10%, 09/15/22[a]	20,200	18,976,032
5.25%, 01/15/19	9,388	10,631,988

		436,846,472
FOOD PRODUCTS — 1.86%
Archer-Daniels-Midland Co.
4.48%, 03/01/21	9,405	10,107,442
ConAgra Foods Inc.
1.90%, 01/25/18[a]	10,755	10,699,916
3.20%, 01/25/23 (Call 10/25/22)[a]	9,050	8,436,636
4.65%, 01/25/43 (Call 07/25/42)[a]	12,000	10,925,860
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)[a]	13,504	13,281,233
5.65%, 02/15/19[a]	1,350	1,572,183
5.70%, 02/15/17[a]	13,955	15,829,741
Kellogg Co.
4.00%, 12/15/20	2,987	3,115,214
Series B
7.45%, 04/01/31	15,260	19,325,868
Kraft Foods Group Inc.
2.25%, 06/05/17	17,644	18,075,177
3.50%, 06/06/22	26,912	26,388,960
5.00%, 06/04/42	25,068	24,423,792
5.38%, 02/10/20[a]	5,650	6,373,280
6.50%, 02/09/40	5,325	6,233,402
6.88%, 01/26/39	5,975	7,268,221
Mondelez International Inc.
5.38%, 02/10/20[a]	29,890	33,821,689
6.13%, 02/01/18	16,905	19,868,399
6.13%, 08/23/18	8,518	10,025,878
6.50%, 08/11/17	17,728	20,926,741
6.50%, 02/09/40[a]	20,289	23,696,536

		290,396,168

Security	Principal (000s)	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 0.81%
Abbott Laboratories
5.13%, 04/01/19	$7,808	$8,950,689
Baxter International Inc.
1.85%, 06/15/18[a]	7,435	7,447,612
3.20%, 06/15/23 (Call 03/15/23)[a]	14,492	14,024,987
Becton, Dickinson and Co.
3.13%, 11/08/21	9,948	9,776,364
Boston Scientific Corp.
6.00%, 01/15/20[a]	9,053	10,463,968
Covidien International Finance SA
6.00%, 10/15/17	6,750	7,828,109
6.55%, 10/15/37	12,950	15,949,739
Medtronic Inc.
1.38%, 04/01/18	10,450	10,298,128
2.75%, 04/01/23 (Call 01/01/23)	14,514	13,503,858
4.00%, 04/01/43 (Call 10/01/42)	8,000	7,054,648
4.45%, 03/15/20	13,116	14,307,018
St. Jude Medical Inc.
3.25%, 04/15/23 (Call 01/15/23)	6,868	6,455,068

		126,060,188
HEALTH CARE PROVIDERS & SERVICES — 1.45%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	13,065	12,073,731
3.95%, 09/01/20	5,483	5,727,239
6.63%, 06/15/36	12,298	14,734,672
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)[a]	4,301	4,414,265
5.38%, 02/15/42 (Call 08/15/41)	10,755	11,283,039
Express Scripts Holding Co.
2.65%, 02/15/17	16,000	16,590,123
3.50%, 11/15/16[a]	6,500	6,925,584
3.90%, 02/15/22[a]	11,000	11,049,355
4.75%, 11/15/21	15,625	16,620,759
Medco Health Solutions Inc.
7.13%, 03/15/18	13,812	16,651,391
UnitedHealth Group Inc.
2.88%, 03/15/22 (Call 12/15/21)[a]	16,054	15,332,870
2.88%, 03/15/23	5,000	4,705,135
4.25%, 03/15/43 (Call 09/15/42)[a]	10,000	8,961,663
5.80%, 03/15/36[a]	4,000	4,428,168
6.00%, 02/15/18	10,334	12,099,480
6.88%, 02/15/38	12,323	15,379,979
WellPoint Inc.
3.13%, 05/15/22	7,623	7,179,780
3.30%, 01/15/23	12,550	11,833,931
4.63%, 05/15/42	10,000	9,099,361
4.65%, 01/15/43	8,800	8,056,441
5.85%, 01/15/36	2,450	2,630,805
6.38%, 06/15/37[a]	9,170	10,604,132

		226,381,903
HOTELS, RESTAURANTS & LEISURE — 0.25%
McDonald’s Corp.
2.63%, 01/15/22[a]	11,276	10,835,802
5.35%, 03/01/18	4,148	4,776,835
6.30%, 10/15/37	7,701	9,463,141
6.30%, 03/01/38	10,708	13,176,517

		38,252,295

140

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

November 30, 2013

Security	Principal (000s)	Value

HOUSEHOLD PRODUCTS — 0.36%
Kimberly-Clark Corp.
6.13%, 08/01/17	$665	$777,219
Procter & Gamble Co. (The)
1.60%, 11/15/18	5,000	4,977,846
2.30%, 02/06/22	19,875	18,797,461
3.10%, 08/15/23	12,250	12,003,390
4.70%, 02/15/19	4,122	4,689,355
5.55%, 03/05/37	13,325	15,193,942

		56,439,213
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.07%
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	9,280	8,663,370
6.25%, 10/01/39[a]	2,770	2,772,510

		11,435,880
INDUSTRIAL CONGLOMERATES — 0.68%
3M Co.
5.70%, 03/15/37	3,350	3,923,116
Danaher Corp.
5.40%, 03/01/19	442	509,478
General Electric Co.
2.70%, 10/09/22	31,275	29,633,494
4.13%, 10/09/42	6,897	6,320,935
5.25%, 12/06/17	23,319	26,754,416
Koninklijke Philips NV
3.75%, 03/15/22	12,004	12,206,542
5.75%, 03/11/18	9,507	11,019,564
6.88%, 03/11/38	12,832	15,623,422

		105,990,967
INSURANCE — 2.46%
American International Group Inc.
3.38%, 08/15/20	10,000	10,151,616
3.80%, 03/22/17	17,692	18,975,583
4.13%, 02/15/24	3,150	3,182,469
4.88%, 06/01/22	19,994	21,608,887
5.45%, 05/18/17	6,173	6,949,573
5.85%, 01/16/18	35,519	40,980,057
6.25%, 05/01/36[a]	6,800	7,915,913
6.40%, 12/15/20	14,011	16,633,887
8.25%, 08/15/18	23,875	30,245,557
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17[a]	19,887	20,168,317
3.00%, 05/15/22[a]	14,367	13,893,596
4.25%, 01/15/21[a]	4,517	4,837,660
5.40%, 05/15/18[a]	10,771	12,407,071
5.75%, 01/15/40[a]	15,050	16,801,092
Berkshire Hathaway Inc.
1.90%, 01/31/17	5,365	5,495,733
4.50%, 02/11/43[a]	7,371	6,912,587
Chubb Corp. (The)
6.00%, 05/11/37	3,975	4,682,372
MetLife Inc.
4.13%, 08/13/42	4,000	3,523,404

Security	Principal (000s)	Value

4.75%, 02/08/21[a]	$5,094	$5,564,443
4.88%, 11/13/43	5,000	4,922,984
5.70%, 06/15/35	3,820	4,211,658
5.88%, 02/06/41[a]	16,550	18,696,866
6.38%, 06/15/34[a]	7,875	9,363,367
7.72%, 02/15/19[a]	20,653	25,991,423
Series A
6.82%, 08/15/18[a]	13,229	16,027,665
Series D
4.37%, 09/15/23	1,250	1,293,991
Prudential Financial Inc.
7.38%, 06/15/19	9,082	11,281,401
Series D
6.00%, 12/01/17	11,184	12,975,433
6.63%, 12/01/37	9,525	11,585,345
Travelers Companies Inc. (The)
5.35%, 11/01/40[a]	6,950	7,593,908
6.25%, 06/15/37	8,440	10,173,000

		385,046,858
INTERNET & CATALOG RETAIL — 0.18%
Amazon.com Inc.
1.20%, 11/29/17	11,555	11,383,049
2.50%, 11/29/22 (Call 08/29/22)[a]	17,667	16,086,247

		27,469,296
INTERNET SOFTWARE & SERVICES — 0.18%
eBay Inc.
1.35%, 07/15/17[a]	4,578	4,591,208
2.60%, 07/15/22 (Call 04/15/22)[a]	15,088	14,019,669
4.00%, 07/15/42 (Call 01/15/42)	9,695	8,087,785
Google Inc.
3.63%, 05/19/21	2,059	2,158,762

		28,857,424
IT SERVICES — 0.89%
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	400	367,586
International Business Machines Corp.
1.25%, 02/06/17	13,777	13,883,733
1.25%, 02/08/18	1,970	1,949,149
1.63%, 05/15/20	1,250	1,177,074
1.88%, 08/01/22	4,000	3,541,513
3.38%, 08/01/23	17,500	17,200,262
4.00%, 06/20/42[a]	12,250	10,794,863
5.70%, 09/14/17	32,390	37,523,093
7.63%, 10/15/18	28,548	36,090,918
8.38%, 11/01/19	12,737	16,972,428

		139,500,619
LIFE SCIENCES TOOLS & SERVICES — 0.21%
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	8,575	7,981,351
3.60%, 08/15/21 (Call 05/15/21)[a]	20,296	20,091,089
4.50%, 03/01/21	5,192	5,483,154

		33,555,594

141

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

November 30, 2013

Security	Principal (000s)	Value

MACHINERY — 0.65%
Caterpillar Inc.
3.80%, 08/15/42	$13,895	$11,716,463
3.90%, 05/27/21[a]	10,987	11,539,142
5.20%, 05/27/41	14,510	15,295,362
7.90%, 12/15/18	13,993	17,844,534
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	13,910	13,135,729
3.90%, 06/09/42 (Call 12/09/41)[a]	9,710	8,558,631
4.38%, 10/16/19	11,683	12,998,891
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)[a]	12,550	10,822,095

		101,910,847
MEDIA — 6.42%
21st Century Fox America Inc.
3.00%, 09/15/22[a]	16,550	15,582,287
4.50%, 02/15/21	4,474	4,796,073
6.15%, 03/01/37	5,100	5,608,307
6.15%, 02/15/41	15,245	17,028,990
6.20%, 12/15/34	12,947	14,278,310
6.40%, 12/15/35	10,000	11,220,250
6.65%, 11/15/37[a]	12,227	14,138,218
CBS Corp.
7.88%, 07/30/30	11,130	13,739,333
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	2,091	2,921,197
Comcast Corp.
2.85%, 01/15/23[a]	1,385	1,297,488
3.13%, 07/15/22	12,622	12,185,582
4.25%, 01/15/33	20,450	18,885,330
4.65%, 07/15/42[a]	11,330	10,452,920
5.15%, 03/01/20	16,208	18,266,910
5.65%, 06/15/35	6,000	6,413,420
5.70%, 05/15/18	9,035	10,500,788
5.88%, 02/15/18	10,350	12,068,376
6.30%, 11/15/17[a]	14,053	16,556,909
6.40%, 05/15/38	725	834,958
6.40%, 03/01/40	6,525	7,542,626
6.45%, 03/15/37	16,530	19,126,127
6.50%, 01/15/17	7,466	8,645,145
6.50%, 11/15/35	2,150	2,465,706
6.55%, 07/01/39[a]	20,175	23,647,943
6.95%, 08/15/37	20,313	24,766,692
7.05%, 03/15/33	300	367,035
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18[a]	11,200	11,001,609
2.40%, 03/15/17[a]	18,588	19,015,950
3.80%, 03/15/22[a]	19,813	18,960,932
4.60%, 02/15/21 (Call 11/15/20)	16,085	16,553,582
5.00%, 03/01/21[a]	6,211	6,489,743
5.15%, 03/15/42	10,929	9,684,822
5.20%, 03/15/20[a]	4,600	4,966,116
5.88%, 10/01/19	4,562	5,180,922
6.00%, 08/15/40 (Call 05/15/40)[a]	12,325	11,980,759
6.38%, 03/01/41	13,235	13,467,923
Discovery Communications LLC
4.88%, 04/01/43	10,000	9,355,375
5.05%, 06/01/20	17,823	19,694,274
6.35%, 06/01/40	4,350	4,842,152

Security	Principal (000s)	Value

Historic TW Inc.
6.63%, 05/15/29	$11,830	$13,541,622
NBCUniversal Media LLC
2.88%, 01/15/23	13,425	12,514,416
4.38%, 04/01/21[a]	25,225	26,888,132
4.45%, 01/15/43	23,925	21,345,512
5.15%, 04/30/20	21,249	23,906,778
5.95%, 04/01/41	17,450	19,101,190
6.40%, 04/30/40	3,425	3,944,159
Omnicom Group Inc.
3.63%, 05/01/22	5,158	5,023,255
4.45%, 08/15/20[a]	15,455	16,294,529
Thomson Reuters Corp.
6.50%, 07/15/18	8,579	10,085,914
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)[a]	15,637	14,517,633
4.50%, 09/15/42 (Call 03/15/42)[a]	14,750	10,847,243
5.00%, 02/01/20[a]	20,713	21,017,947
5.50%, 09/01/41 (Call 03/01/41)	7,070	5,723,878
5.85%, 05/01/17[a]	2,373	2,604,337
5.88%, 11/15/40 (Call 05/15/40)	22,250	18,769,602
6.55%, 05/01/37	7,465	6,816,603
6.75%, 07/01/18[a]	33,617	37,705,231
6.75%, 06/15/39	16,559	15,319,092
7.30%, 07/01/38	18,750	18,527,647
8.25%, 04/01/19	15,789	18,455,795
8.75%, 02/14/19[a]	9,604	11,409,070
Time Warner Entertainment Co. LP
8.38%, 03/15/23[a]	8,870	10,227,469
Time Warner Inc.
4.70%, 01/15/21	16,073	17,237,937
4.75%, 03/29/21	5,660	6,074,909
4.88%, 03/15/20[a]	3,180	3,492,408
5.88%, 11/15/16	12,042	13,652,468
6.10%, 07/15/40	13,240	14,269,197
6.25%, 03/29/41	5,795	6,349,971
6.50%, 11/15/36	9,850	11,062,013
7.63%, 04/15/31	22,113	27,608,242
7.70%, 05/01/32	17,963	22,744,977
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)	15,000	15,121,071
4.38%, 03/15/43	22,950	19,189,877
5.85%, 09/01/43 (Call 03/01/43)	10,000	10,362,909
6.88%, 04/30/36[a]	5,713	6,543,870
Walt Disney Co. (The)
1.10%, 12/01/17	11,300	11,183,637
1.13%, 02/15/17	17,991	18,052,678
2.75%, 08/16/21	11,250	10,913,377

		1,002,977,674
METALS & MINING — 3.45%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)[a]	17,293	17,702,135
5.55%, 02/01/17[a]	5,447	5,913,685
5.72%, 02/23/19[a]	5,046	5,406,941
6.15%, 08/15/20	8,299	8,862,695
6.75%, 07/15/18[a]	11,469	12,906,909
Barrick Australia Finance Pty Ltd.
5.95%, 10/15/39	2,250	1,971,384
Barrick Gold Corp.
3.85%, 04/01/22[a]	12,375	11,183,796
4.10%, 05/01/23	15,000	13,554,738

142

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

November 30, 2013

Security	Principal (000s)	Value

5.25%, 04/01/42	$1,250	$1,027,254
6.95%, 04/01/19	12,344	14,501,992
Barrick North America Finance LLC
4.40%, 05/30/21	6,297	6,068,085
5.70%, 05/30/41	16,620	14,193,064
5.75%, 05/01/43	10,000	8,793,276
BHP Billiton Finance (USA) Ltd.
1.63%, 02/24/17	6,604	6,687,560
1.88%, 11/21/16	5,323	5,452,582
2.05%, 09/30/18	3,345	3,372,845
2.88%, 02/24/22[a]	3,068	2,948,947
3.25%, 11/21/21	18,899	18,795,061
3.85%, 09/30/23	10,000	10,047,956
4.13%, 02/24/42	17,450	15,726,460
5.00%, 09/30/43	17,000	17,165,009
5.40%, 03/29/17	5,000	5,658,565
6.50%, 04/01/19[a]	14,356	17,422,607
Cliffs Natural Resources Inc.
6.25%, 10/01/40[a]	8,608	7,578,130
Freeport-McMoRan Copper & Gold Inc.
2.38%, 03/15/18[a]	18,211	18,166,319
3.10%, 03/15/20	13,530	13,086,573
3.55%, 03/01/22 (Call 12/01/21)	26,663	24,879,901
3.88%, 03/15/23 (Call 12/15/22)	21,685	20,369,811
5.45%, 03/15/43 (Call 09/15/42)	23,450	21,877,232
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	16,031	13,825,061
4.88%, 03/15/42 (Call 09/15/41)	14,800	10,999,425
5.13%, 10/01/19[a]	2,219	2,343,627
6.25%, 10/01/39	14,050	12,578,330
Rio Tinto Alcan Inc.
6.13%, 12/15/33	250	284,655
Rio Tinto Finance (USA) Ltd.
3.50%, 11/02/20[a]	152	153,689
3.75%, 09/20/21[a]	15,518	15,558,981
4.13%, 05/20/21[a]	15,190	15,669,497
5.20%, 11/02/40	14,952	15,024,363
6.50%, 07/15/18	24,399	29,104,301
7.13%, 07/15/28	3,400	4,224,168
9.00%, 05/01/19	21,521	28,404,117
Rio Tinto Finance (USA) PLC
1.63%, 08/21/17 (Call 07/21/17)	3,004	3,000,184
2.25%, 12/14/18 (Call 11/14/18)	1,380	1,387,037
2.88%, 08/21/22 (Call 05/21/22)[a]	5,056	4,695,714
3.50%, 03/22/22 (Call 12/22/21)	22,321	21,838,119
4.13%, 08/21/42 (Call 02/21/42)[a]	12,920	11,087,633
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)[a]	11,280	10,503,391
6.25%, 07/15/41 (Call 01/15/41)	6,825	6,682,596

		538,686,400
MULTI-UTILITIES — 0.05%
Sempra Energy
6.00%, 10/15/39[a]	6,740	7,520,104

		7,520,104
MULTILINE RETAIL — 0.58%
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)[a]	1,630	1,471,003
Target Corp.
2.90%, 01/15/22	10,963	10,622,626

Security	Principal (000s)	Value

3.88%, 07/15/20	$6,571	$6,983,633
4.00%, 07/01/42	13,605	11,876,286
5.38%, 05/01/17	12,888	14,669,745
6.00%, 01/15/18	18,818	22,084,553
6.50%, 10/15/37	14,060	16,945,236
7.00%, 01/15/38	4,930	6,300,129

		90,953,211
OFFICE ELECTRONICS — 0.13%
Xerox Corp.
4.50%, 05/15/21	14,121	14,467,868
6.35%, 05/15/18	4,785	5,530,536

		19,998,404
OIL, GAS & CONSUMABLE FUELS — 9.55%
Anadarko Petroleum Corp.
6.20%, 03/15/40	14,750	16,731,068
6.38%, 09/15/17[a]	16,630	19,419,416
6.45%, 09/15/36	18,817	21,778,540
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	5,000	4,662,217
3.25%, 04/15/22 (Call 01/15/22)	14,583	14,478,755
4.75%, 04/15/43 (Call 10/15/42)	19,100	18,495,143
5.10%, 09/01/40 (Call 03/01/40)	10,650	10,775,802
6.00%, 01/15/37	11,790	13,385,318
Canadian Natural Resources Ltd.
5.70%, 05/15/17	6,273	7,102,930
6.25%, 03/15/38	13,371	15,073,063
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)[a]	12,602	11,323,769
5.70%, 10/15/19	742	857,909
6.75%, 11/15/39	16,400	19,550,602
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	25,476	25,254,754
1.72%, 06/24/18 (Call 05/24/18)	11,618	11,637,540
2.36%, 12/05/22 (Call 09/05/22)	21,652	19,777,952
2.43%, 06/24/20 (Call 05/24/20)[a]	2,548	2,521,074
3.19%, 06/24/23 (Call 03/24/23)	20,450	19,863,815
4.95%, 03/03/19	17,209	19,686,220
ConocoPhillips
5.75%, 02/01/19	16,846	19,797,918
6.00%, 01/15/20	10,938	12,885,740
6.50%, 02/01/39	28,770	36,092,319
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	13,590	13,327,236
2.40%, 12/15/22 (Call 09/15/22)[a]	15,750	14,514,480
ConocoPhillips Holding Co.
6.95%, 04/15/29	4,170	5,313,407
Devon Energy Corp.
1.88%, 05/15/17 (Call 04/15/17)[a]	6,005	6,069,754
3.25%, 05/15/22 (Call 02/15/22)	2,744	2,631,180
4.75%, 05/15/42 (Call 11/15/41)[a]	9,875	9,103,636
5.60%, 07/15/41 (Call 01/15/41)[a]	7,850	8,109,764
7.95%, 04/15/32	15,310	19,918,403
Devon Financing Corp. ULC
7.88%, 09/30/31	9,460	12,179,056
Encana Corp.
6.50%, 08/15/34	12,190	13,382,322
6.50%, 02/01/38[a]	4,400	4,870,618
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)[a]	3,864	3,626,407

143

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

November 30, 2013

Security	Principal (000s)	Value

4.65%, 06/01/21 (Call 03/01/21)	$13,263	$13,727,900
5.20%, 02/01/22 (Call 11/01/21)	3,819	4,055,121
6.50%, 02/01/42 (Call 08/01/41)	16,480	17,831,281
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	8,256	7,839,636
4.45%, 02/15/43 (Call 08/15/42)	6,775	5,976,635
4.85%, 08/15/42 (Call 02/15/42)	5,650	5,306,847
4.85%, 03/15/44 (Call 09/15/43)	12,650	11,893,932
5.20%, 09/01/20	10,644	11,901,947
5.95%, 02/01/41	9,910	10,702,830
Series L
6.30%, 09/15/17	5,757	6,681,233
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	12,575	11,581,871
4.10%, 02/01/21	5,821	6,155,610
5.63%, 06/01/19	3,669	4,286,221
Hess Corp.
5.60%, 02/15/41[a]	6,975	7,263,988
6.00%, 01/15/40	8,300	9,036,458
7.30%, 08/15/31	10,132	12,251,977
8.13%, 02/15/19[a]	13,962	17,517,411
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	8,442	8,475,057
3.95%, 09/01/22 (Call 06/01/22)	13,300	13,040,956
5.95%, 02/15/18	11,670	13,457,370
6.95%, 01/15/38	7,375	8,528,803
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	10,010	9,284,508
5.90%, 03/15/18	9,093	10,473,389
6.60%, 10/01/37	8,450	10,099,581
Marathon Petroleum Corp.
5.13%, 03/01/21[a]	7,935	8,641,728
6.50%, 03/01/41 (Call 09/01/40)	10,726	12,148,914
Nexen Energy ULC
5.88%, 03/10/35	9,150	9,820,195
6.40%, 05/15/37[a]	10,954	12,489,852
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	8,702	8,985,693
6.00%, 03/01/41 (Call 09/01/40)	11,115	12,123,480
8.25%, 03/01/19	9,742	12,279,144
Occidental Petroleum Corp.
1.75%, 02/15/17	9,350	9,483,487
2.70%, 02/15/23 (Call 11/15/22)[a]	7,550	6,983,302
3.13%, 02/15/22 (Call 11/15/21)	18,046	17,661,023
Series 1
4.10%, 02/01/21 (Call 11/01/20)	12,310	13,038,537
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)[a]	8,390	7,895,537
Petro-Canada
6.80%, 05/15/38	9,565	11,459,759
Petrohawk Energy Corp.
7.25%, 08/15/18 (Call 08/15/14)	18,188	19,643,040
Phillips 66
2.95%, 05/01/17	25,575	26,692,628
4.30%, 04/01/22	12,165	12,472,653
5.88%, 05/01/42	15,230	16,547,852
Plains All American Pipeline LP
3.65%, 06/01/22 (Call 03/01/22)	6,160	6,067,815
Plains Exploration & Production Co.
6.13%, 06/15/19 (Call 06/15/16)[a]	5,700	6,212,814
6.50%, 11/15/20 (Call 11/15/15)[a]	9,275	10,145,407
6.75%, 02/01/22 (Call 02/01/17)	5,775	6,300,563
6.88%, 02/15/23 (Call 02/15/18)[a]	15,000	16,678,655

Security	Principal (000s)	Value

Shell International Finance BV
1.13%, 08/21/17	$3,150	$3,132,523
1.90%, 08/10/18	18,850	19,039,938
2.00%, 11/15/18	1,300	1,311,373
2.25%, 01/06/23 [a]	16,550	14,942,040
2.38%, 08/21/22	9,119	8,401,520
3.40%, 08/12/23	7,702	7,579,842
4.30%, 09/22/19	22,251	24,707,477
4.38%, 03/25/20	12,725	13,955,001
4.55%, 08/12/43	19,950	19,470,546
5.20%, 03/22/17	4,882	5,505,248
5.50%, 03/25/40	16,940	18,839,589
6.38%, 12/15/38	10,619	13,057,741
Statoil ASA
2.45%, 01/17/23[a]	5,330	4,866,755
2.65%, 01/15/24[a]	12,072	11,028,862
2.90%, 11/08/20	5,000	5,033,911
3.13%, 08/17/17[a]	16,566	17,641,718
3.15%, 01/23/22[a]	5,892	5,816,331
3.70%, 03/01/24	17,000	17,003,514
3.95%, 05/15/43	10,000	8,736,128
4.80%, 11/08/43	2,000	2,006,211
5.10%, 08/17/40	5,275	5,492,400
5.25%, 04/15/19[a]	12,573	14,430,271
Series FXD
1.95%, 11/08/18	7,905	7,939,765
Suncor Energy Inc.
6.10%, 06/01/18	15,525	18,184,658
6.50%, 06/15/38	6,145	7,171,946
6.85%, 06/01/39	10,925	13,227,532
Total Capital Canada Ltd.
1.45%, 01/15/18	2,000	1,989,807
2.75%, 07/15/23	13,664	12,752,655
Total Capital International SA
1.50%, 02/17/17[a]	11,416	11,606,189
1.55%, 06/28/17[a]	7,708	7,795,062
2.70%, 01/25/23	6,980	6,495,527
2.88%, 02/17/22	17,955	17,252,934
3.70%, 01/15/24	5,000	4,994,850
Total Capital SA
2.13%, 08/10/18	8,048	8,178,707
4.45%, 06/24/20[a]	16,546	18,133,933
TransCanada PipeLines Ltd.
2.50%, 08/01/22	8,000	7,367,692
3.80%, 10/01/20	12,476	13,002,914
6.10%, 06/01/40	8,850	10,013,692
6.20%, 10/15/37[a]	8,300	9,473,163
6.50%, 08/15/18	8,737	10,435,980
7.13%, 01/15/19	5,966	7,290,162
7.63%, 01/15/39	11,900	15,806,349
Valero Energy Corp.
6.13%, 06/15/17	11,015	12,655,507
6.13%, 02/01/20[a]	10,324	11,850,509
6.63%, 06/15/37	13,343	15,165,632
7.50%, 04/15/32[a]	8,181	9,884,196
9.38%, 03/15/19	1,499	1,964,212
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)[a]	8,600	8,037,229
5.25%, 03/15/20	6,068	6,602,361
6.30%, 04/15/40	19,448	20,923,716

		1,493,536,585

144

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

November 30, 2013

Security	Principal (000s)	Value

PAPER & FOREST PRODUCTS — 0.41%
International Paper Co.
4.75%, 02/15/22 (Call 11/15/21)[a]	$6,627	$7,027,881
7.30%, 11/15/39	6,050	7,433,341
7.50%, 08/15/21[a]	10,574	13,067,464
7.95%, 06/15/18[a]	27,624	34,200,426
9.38%, 05/15/19	1,309	1,740,728

		63,469,840
PHARMACEUTICALS — 4.95%
AbbVie Inc.
1.75%, 11/06/17	33,416	33,661,337
2.00%, 11/06/18	26,275	26,190,986
2.90%, 11/06/22	32,925	30,904,116
4.40%, 11/06/42	18,030	16,458,192
Actavis Inc.
1.88%, 10/01/17[a]	13,100	13,072,561
3.25%, 10/01/22 (Call 07/01/22)[a]	28,245	26,531,929
4.63%, 10/01/42 (Call 04/01/42)	3,150	2,864,179
AstraZeneca PLC
1.95%, 09/18/19	14,038	13,813,210
4.00%, 09/18/42	1,200	1,051,787
5.90%, 09/15/17	22,754	26,444,628
6.45%, 09/15/37	25,852	31,280,372
Bristol-Myers Squibb Co.
0.88%, 08/01/17	1,162	1,145,035
2.00%, 08/01/22	14,104	12,656,332
Eli Lilly and Co.
5.20%, 03/15/17	5,324	6,005,428
5.55%, 03/15/37	5,450	6,019,672
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23[a]	20,440	19,253,703
5.65%, 05/15/18	23,329	27,127,283
6.38%, 05/15/38	17,666	21,823,854
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	16,554	16,718,277
2.85%, 05/08/22	30,636	29,279,459
Johnson & Johnson
5.15%, 07/15/18[a]	13,062	15,124,364
5.55%, 08/15/17	8,743	10,117,259
5.95%, 08/15/37[a]	7,180	8,628,016
Merck & Co. Inc.
1.10%, 01/31/18[a]	7,005	6,895,065
1.30%, 05/18/18	11,900	11,705,566
2.40%, 09/15/22 (Call 06/15/22)	15,500	14,292,593
2.80%, 05/18/23	2,000	1,879,346
3.88%, 01/15/21 (Call 10/15/20)	10,479	11,128,091
5.00%, 06/30/19	16,659	19,101,811
5.85%, 06/30/39	5,050	5,884,509
6.00%, 09/15/17	8,967	10,486,065
6.55%, 09/15/37	13,200	16,480,002
Novartis Capital Corp.
2.40%, 09/21/22	21,512	19,891,432
4.40%, 04/24/20	2,082	2,277,137
Novartis Securities Investment Ltd.
5.13%, 02/10/19[a]	28,348	32,516,273
Pfizer Inc.
1.50%, 06/15/18[a]	10,000	9,960,401
3.00%, 06/15/23[a]	15,500	14,826,052
4.30%, 06/15/43	5,056	4,720,692
6.20%, 03/15/19	38,703	46,519,787

Security	Principal (000s)	Value

7.20%, 03/15/39	$19,871	$26,678,777
Sanofi
1.25%, 04/10/18[a]	11,360	11,191,439
4.00%, 03/29/21	21,996	23,262,400
Schering-Plough Corp./Merck & Co. Inc.
6.50%, 12/01/33	18,462	23,221,930
Wyeth LLC
5.95%, 04/01/37	22,918	26,745,760
6.50%, 02/01/34	4,794	5,909,315
Zoetis Inc.
1.88%, 02/01/18	2,700	2,694,644
3.25%, 02/01/23 (Call 11/01/22)	16,925	15,926,667
4.70%, 02/01/43 (Call 08/01/42)	14,675	13,631,092

		773,998,825
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.80%
American Tower Corp.
3.40%, 02/15/19	5,750	5,842,714
3.50%, 01/31/23	6,000	5,477,397
4.50%, 01/15/18	10,876	11,726,383
4.70%, 03/15/22[a]	6,000	6,043,747
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	7,820	8,329,598
3.85%, 02/01/23 (Call 11/01/22)	16,000	15,786,582
4.13%, 05/15/21	7,401	7,636,171
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	9,826	10,469,192
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	5,575	5,381,490
5.38%, 02/01/21 (Call 11/03/20)[a]	12,712	13,956,642
Simon Property Group LP
4.38%, 03/01/21 (Call 12/01/20)[a]	8,679	9,298,330
5.65%, 02/01/20 (Call 11/01/19)	11,412	13,095,434
6.13%, 05/30/18	10,735	12,631,407

		125,675,087
ROAD & RAIL — 0.35%
Burlington Northern Santa Fe Corp.
3.85%, 09/01/23 (Call 06/01/23)	5,000	4,980,311
4.45%, 03/15/43 (Call 09/15/42)	4,381	3,971,578
4.70%, 10/01/19	14,168	15,803,837
5.75%, 05/01/40 (Call 11/01/39)	10,993	12,019,700
CSX Corp.
4.10%, 03/15/44 (Call 09/15/43)	3,750	3,197,395
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	14,841	15,464,355

		55,437,176
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.68%
Intel Corp.
1.35%, 12/15/17	37,275	37,169,829
2.70%, 12/15/22	19,750	18,254,174
3.30%, 10/01/21	10,407	10,424,160
4.00%, 12/15/32	5,000	4,601,123
4.25%, 12/15/42[a]	12,500	11,036,245
4.80%, 10/01/41	15,858	15,235,889
Texas Instruments Inc.
1.65%, 08/03/19	9,367	9,112,631

		105,834,051

145

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

November 30, 2013

Security	Principal (000s)	Value

SOFTWARE — 1.61%
Microsoft Corp.
2.13%, 11/15/22	$6,135	$5,547,595
2.38%, 05/01/23 (Call 02/01/23)[a]	10,000	9,119,811
3.00%, 10/01/20	1,869	1,905,648
3.50%, 11/15/42[a]	8,500	6,829,490
4.20%, 06/01/19	20,823	23,102,919
4.50%, 10/01/40[a]	18,800	17,945,173
5.20%, 06/01/39[a]	4,500	4,725,385
5.30%, 02/08/41	6,638	7,079,226
Oracle Corp.
1.20%, 10/15/17	15,750	15,584,215
2.38%, 01/15/19[a]	15,000	15,234,808
2.50%, 10/15/22	32,343	29,819,729
3.63%, 07/15/23	8,175	8,145,334
3.88%, 07/15/20[a]	3,874	4,125,843
5.00%, 07/08/19	20,141	23,066,764
5.38%, 07/15/40	28,155	30,339,890
5.75%, 04/15/18	26,260	30,669,036
6.13%, 07/08/39	12,700	14,925,901
6.50%, 04/15/38	3,000	3,657,028

		251,823,795
SPECIALTY RETAIL — 0.75%
Home Depot Inc. (The)
2.25%, 09/10/18 (Call 08/10/18)	15,351	15,646,582
2.70%, 04/01/23 (Call 01/01/23)	5,500	5,128,407
3.75%, 02/15/24 (Call 11/15/23)	9,737	9,810,882
4.20%, 04/01/43 (Call 10/01/42)	5,000	4,571,886
4.40%, 04/01/21 (Call 01/01/21)	9,697	10,581,720
4.88%, 02/15/44 (Call 08/15/43)	6,935	7,047,862
5.88%, 12/16/36	31,677	36,462,961
5.95%, 04/01/41 (Call 10/01/40)	13,195	15,364,234
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)[a]	1,466	1,430,965
4.65%, 04/15/42 (Call 10/15/41)	12,255	11,807,607

		117,853,106
TOBACCO — 1.62%
Altria Group Inc.
2.85%, 08/09/22	3,565	3,291,605
4.00%, 01/31/24	13,000	12,837,197
4.25%, 08/09/42	16,808	14,259,948
4.75%, 05/05/21	21,234	22,839,547
5.38%, 01/31/44	3,320	3,310,910
9.25%, 08/06/19[a]	17,458	23,384,205
9.70%, 11/10/18	20,104	26,756,329
9.95%, 11/10/38	6,193	9,495,705
10.20%, 02/06/39	1,516	2,376,698
Lorillard Tobacco Co.
6.88%, 05/01/20[a]	11,398	13,301,958
8.13%, 06/23/19	953	1,178,751
Philip Morris International Inc.
1.13%, 08/21/17	4,050	4,007,043
1.88%, 01/15/19	6,000	5,965,861
2.50%, 08/22/22	10,100	9,221,321
2.90%, 11/15/21[a]	12,395	12,010,228
3.88%, 08/21/42	3,625	3,072,062
4.13%, 03/04/43[a]	14,798	13,041,656
4.38%, 11/15/41	2,449	2,217,287

Security	Principal or Shares (000s)	Value

4.50%, 03/26/20[a]	$9,364	$10,186,501
4.88%, 11/15/43	1,150	1,133,790
5.65%, 05/16/18[a]	21,198	24,660,490
6.38%, 05/16/38	16,234	19,185,421
Reynolds American Inc.
3.25%, 11/01/22	3,365	3,118,209
4.75%, 11/01/42	14,105	12,550,766

		253,403,488
WIRELESS TELECOMMUNICATION SERVICES — 1.13%
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	18,627	23,931,409
New Cingular Wireless Services Inc.
8.75%, 03/01/31	6,450	9,052,517
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)	5,000	5,047,956
6.80%, 08/15/18	13,400	16,045,232
Vodafone Group PLC
1.25%, 09/26/17	14,500	14,239,909
1.50%, 02/19/18	18,150	17,829,066
1.63%, 03/20/17[a]	7,350	7,384,827
2.50%, 09/26/22	2,750	2,447,113
2.95%, 02/19/23	25,000	22,839,030
4.38%, 02/19/43	23,300	19,847,031
5.45%, 06/10/19	18,650	21,359,856
5.63%, 02/27/17	10,862	12,249,795
6.15%, 02/27/37	4,425	4,771,692

		177,045,433

TOTAL CORPORATE BONDS & NOTES
(Cost: $15,224,978,216)		15,299,988,145

U.S. GOVERNMENT OBLIGATIONS — 0.45%
U.S. Treasury Bonds
4.50%, 02/15/36	40,000	45,464,801
U.S. Treasury Notes
1.25%, 10/31/18	25,000	24,894,751

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $70,407,896)		70,359,552

SHORT-TERM INVESTMENTS — 6.61%

MONEY MARKET FUNDS — 6.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,e,f]	836,622	836,622,029
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,e,f]	48,436	48,436,241

146

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

November 30, 2013

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,e]	148,818	$148,818,432

		1,033,876,702

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,033,876,702)		1,033,876,702

TOTAL INVESTMENTS IN SECURITIES — 104.94%
(Cost: $16,329,262,814)		16,404,224,399
Other Assets, Less Liabilities — (4.94)%		(772,587,991)

NET ASSETS — 100.00%		$15,631,636,408

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	Affiliated issuer. See Note 2.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
Investments are denominated in U.S. dollars.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

147

Schedule of Investments  (Unaudited)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 82.87%

AEROSPACE & DEFENSE — 1.05%
Boeing Co. (The)
3.50%, 02/15/15	$240	$248,879
4.88%, 02/15/20	1,247	1,406,866
6.00%, 03/15/19	1,750	2,086,147
8.75%, 08/15/21	420	571,425
Embraer Overseas Ltd.
5.70%, 09/16/23[a]	2,146	2,156,730
Exelis Inc.
4.25%, 10/01/16	150	159,062
5.55%, 10/01/21	700	698,083
General Dynamics Corp.
1.00%, 11/15/17	500	490,646
2.25%, 07/15/16	1,650	1,714,416
2.25%, 11/15/22 (Call 08/15/22)	1,000	903,717
3.88%, 07/15/21 (Call 04/15/21)[b]	500	521,199
Honeywell International Inc.
4.25%, 03/01/21	1,575	1,719,282
5.00%, 02/15/19	1,713	1,953,184
5.30%, 03/15/17	250	282,791
5.30%, 03/01/18	1,106	1,272,540
5.40%, 03/15/16	210	232,402
L-3 Communications Corp.
3.95%, 11/15/16	1,750	1,873,819
4.75%, 07/15/20	1,336	1,402,272
4.95%, 02/15/21 (Call 11/15/20)	1,188	1,254,758
5.20%, 10/15/19	1,210	1,332,534
Lockheed Martin Corp.
2.13%, 09/15/16	2,150	2,216,725
3.35%, 09/15/21	1,146	1,149,690
4.25%, 11/15/19	1,322	1,446,297
Northrop Grumman Corp.
1.75%, 06/01/18	1,975	1,954,800
3.50%, 03/15/21	1,500	1,507,409
Precision Castparts Corp.
0.70%, 12/20/15	500	500,306
1.25%, 01/15/18	1,813	1,788,580
2.50%, 01/15/23 (Call 10/15/22)	1,375	1,269,169
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)[b]	2,988	2,740,147
4.40%, 02/15/20	1,100	1,192,251
6.40%, 12/15/18	760	915,931
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	450	440,891
5.25%, 07/15/19	350	394,917
Textron Inc.
4.63%, 09/21/16	725	774,936
5.60%, 12/01/17	895	994,627
5.95%, 09/21/21 (Call 06/21/21)	725	801,416
United Technologies Corp.
1.80%, 06/01/17	4,311	4,401,076
3.10%, 06/01/22	5,246	5,133,592
4.50%, 04/15/20	2,353	2,586,011
4.88%, 05/01/15	1,900	2,017,472
5.38%, 12/15/17	112	128,999
6.13%, 02/01/19	960	1,148,808
8.75%, 03/01/21	100	134,171

		57,918,973

Security	Principal (000s)	Value

AIR FREIGHT & LOGISTICS — 0.21%
FedEx Corp.
2.63%, 08/01/22	$1,750	$1,610,042
8.00%, 01/15/19	750	939,392
United Parcel Service Inc.
2.45%, 10/01/22	1,800	1,676,672
3.13%, 01/15/21	2,614	2,656,221
5.13%, 04/01/19	1,431	1,648,388
5.50%, 01/15/18	2,111	2,436,410
8.38%, 04/01/20	350	460,303

		11,427,428
AIRLINES — 0.20%
American Airlines Inc. 2011-1 Pass Through Trust Class A
5.25%, 07/31/22[b]	343	359,665
Continental Airlines Inc. 2007-1 Pass Through Trust Class A
5.98%, 10/19/23	1,075	1,163,640
Continental Airlines Inc. 2009-1 Pass Through Trust Series 09-1
9.00%, 01/08/18	201	228,801
Continental Airlines Inc. 2010-1A Pass Through Trust Class A
4.75%, 07/12/22[b]	357	378,248
Delta Air Lines Inc. 2010-1A Pass Through Trust Class A
6.20%, 01/02/20[b]	1,517	1,683,511
Delta Air Lines Inc. 2012-1A Pass Through Trust Class A
4.75%, 11/07/21[b]	1,395	1,489,050
Northwest Airlines Inc. 2007-1A Pass Through Trust Series 07-1
7.03%, 05/01/21[b]	23	25,913
Southwest Airlines Co.
5.13%, 03/01/17[b]	200	219,972
5.75%, 12/15/16	800	898,248
Southwest Airlines Co. 2007-1 Pass Through Trust Series 07-1
6.15%, 02/01/24	1,539	1,766,391
United Airlines Inc. 2009-1 Pass Through Trust Series 09-1
10.40%, 05/01/18[b]	1,388	1,571,493
United Airlines Inc. 2009-2A Pass Through Trust Series 09-2
9.75%, 07/15/18	1,318	1,508,823

		11,293,755
AUTO COMPONENTS — 0.14%
BorgWarner Inc.
4.63%, 09/15/20	600	640,734
Cooper US Inc.
2.38%, 01/15/16	350	359,082
3.88%, 12/15/20 (Call 09/15/20)	1,510	1,579,364
6.10%, 07/01/17	200	229,946
Johnson Controls Inc.
2.60%, 12/01/16	1,000	1,035,322

148

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

3.75%, 12/01/21 (Call 09/01/21)	$1,250	$1,259,271
4.25%, 03/01/21	1,250	1,297,961
5.00%, 03/30/20	150	164,075
5.50%, 01/15/16[b]	890	972,033

		7,537,788
AUTOMOBILES — 0.03%
Ford Motor Co.
6.50%, 08/01/18[b]	1,500	1,749,089

		1,749,089
BEVERAGES — 2.07%
Anheuser-Busch Companies LLC
5.00%, 01/15/15	100	105,064
5.00%, 03/01/19	220	249,924
5.05%, 10/15/16	270	302,158
5.50%, 01/15/18	5,530	6,377,669
5.60%, 03/01/17	250	283,764
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	2,200	2,174,679
2.63%, 01/17/23	10,300	9,553,101
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	8,000	8,036,143
1.38%, 07/15/17	500	500,637
2.88%, 02/15/16[b]	1,095	1,145,952
4.13%, 01/15/15	2,990	3,112,165
4.38%, 02/15/21	795	852,946
5.00%, 04/15/20[b]	298	337,081
5.38%, 11/15/14	1,450	1,516,298
5.38%, 01/15/20	2,655	3,054,463
7.75%, 01/15/19	1,788	2,262,313
Beam Inc.
3.25%, 05/15/22 (Call 02/15/22)	1,250	1,211,028
5.38%, 01/15/16	531	579,142
Bottling Group LLC
5.13%, 01/15/19	733	835,972
5.50%, 04/01/16	1,324	1,461,904
Brown-Forman Corp.
2.50%, 01/15/16	1,200	1,244,805
Coca-Cola Co. (The)
0.75%, 03/13/15	3,210	3,221,487
1.15%, 04/01/18	500	492,087
1.50%, 11/15/15	140	142,969
1.65%, 03/14/18	1,536	1,545,599
1.80%, 09/01/16	5,514	5,678,329
2.50%, 04/01/23[b]	4,000	3,731,678
3.15%, 11/15/20	2,204	2,260,532
3.20%, 11/01/23	1,500	1,465,952
3.30%, 09/01/21	1,085	1,107,908
Coca-Cola Enterprises Inc.
2.00%, 08/19/16	200	204,459
2.13%, 09/15/15	1,350	1,380,004
3.25%, 08/19/21 (Call 05/19/21)	200	194,756
3.50%, 09/15/20	1,100	1,117,112
4.50%, 09/01/21 (Call 06/01/21)	2,284	2,415,129
Coca-Cola HBC Finance BV
5.50%, 09/17/15	180	193,630
Diageo Capital PLC
1.50%, 05/11/17	3,827	3,851,564
2.63%, 04/29/23 (Call 01/29/23)	2,500	2,295,086
4.83%, 07/15/20	2,000	2,244,546

Security	Principal (000s)	Value

5.50%, 09/30/16	$310	$349,355
5.75%, 10/23/17	53	61,187
Diageo Finance BV
3.25%, 01/15/15	450	463,985
5.30%, 10/28/15	1,613	1,752,757
Diageo Investment Corp.
2.88%, 05/11/22	896	855,208
Dr Pepper Snapple Group Inc.
2.00%, 01/15/20[b]	2,400	2,289,284
2.60%, 01/15/19	180	182,429
2.70%, 11/15/22 (Call 08/15/22)	1,000	917,702
2.90%, 01/15/16	1,220	1,270,022
3.20%, 11/15/21 (Call 08/15/21)	180	176,371
Molson Coors Brewing Co.
2.00%, 05/01/17	1,000	1,015,290
3.50%, 05/01/22[b]	500	494,871
PepsiAmericas Inc.
4.88%, 01/15/15	100	104,924
5.00%, 05/15/17[b]	180	200,244
PepsiCo Inc.
0.70%, 08/13/15	2,888	2,899,236
1.25%, 08/13/17	2,100	2,091,023
2.25%, 01/07/19 (Call 12/07/18)	500	504,362
2.50%, 05/10/16	2,615	2,722,032
2.75%, 03/05/22	1,896	1,802,260
2.75%, 03/01/23[b]	7,000	6,486,883
3.00%, 08/25/21	1,465	1,440,848
3.10%, 01/15/15	2,800	2,880,721
4.50%, 01/15/20	1,396	1,525,157
5.00%, 06/01/18	1,815	2,060,876
7.90%, 11/01/18	1,045	1,325,650

		114,612,712
BIOTECHNOLOGY — 0.55%
Amgen Inc.
2.13%, 05/15/17	1,584	1,619,434
2.30%, 06/15/16	1,850	1,909,021
2.50%, 11/15/16	1,396	1,450,867
3.88%, 11/15/21 (Call 08/15/21)	4,620	4,725,694
4.10%, 06/15/21 (Call 03/15/21)	1,688	1,772,594
4.50%, 03/15/20	2,125	2,307,342
5.70%, 02/01/19	1,593	1,852,106
5.85%, 06/01/17	102	116,853
6.15%, 06/01/18	250	294,451
Biogen Idec Inc.
6.88%, 03/01/18	750	884,511
Celgene Corp.
1.90%, 08/15/17	1,700	1,712,221
2.45%, 10/15/15	200	205,704
3.25%, 08/15/22	1,500	1,424,046
3.95%, 10/15/20	1,850	1,918,465
Genentech Inc.
4.75%, 07/15/15	2,050	2,191,619
Genzyme Corp.
3.63%, 06/15/15	500	524,160
Gilead Sciences Inc.
2.40%, 12/01/14	1,300	1,323,034
3.05%, 12/01/16	1,445	1,529,525
4.40%, 12/01/21 (Call 09/01/21)	1,824	1,958,452
4.50%, 04/01/21 (Call 01/01/21)	674	728,906

		30,449,005

149

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

BUILDING PRODUCTS — 0.05%
Owens Corning Inc.
6.50%, 12/01/16[b]	$1,240	$1,377,423
9.00%, 06/15/19	1,140	1,411,146

		2,788,569
CAPITAL MARKETS — 9.49%
Ameriprise Financial Inc.
4.00%, 10/15/23	430	433,022
5.30%, 03/15/20	2,250	2,538,666
5.65%, 11/15/15	825	901,298
7.30%, 06/28/19	135	167,817
Bank of New York Mellon Corp. (The)
0.70%, 10/23/15 (Call 09/23/15)	3,500	3,508,564
1.20%, 02/20/15 (Call 01/20/15)	125	126,108
1.97%, 06/20/17[c]	500	508,278
2.10%, 08/01/18	2,000	2,018,767
2.10%, 01/15/19 (Call 12/15/18)	2,000	2,010,801
2.30%, 07/28/16	2,560	2,654,352
2.95%, 06/18/15[b]	1,000	1,038,187
3.10%, 01/15/15[b]	500	514,986
3.55%, 09/23/21 (Call 08/23/21)	3,855	3,949,542
4.15%, 02/01/21[b]	1,250	1,334,363
4.60%, 01/15/20	925	1,021,215
4.75%, 12/15/14	100	104,484
5.45%, 04/01/16	170	186,598
5.45%, 05/15/19	1,500	1,725,272
5.50%, 12/01/17	90	102,652
Series G
4.95%, 03/15/15	140	147,769
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
4.65%, 07/02/18[b]	160	176,356
5.30%, 10/30/15	111	119,540
5.55%, 01/22/17	902	1,003,712
6.40%, 10/02/17	2,375	2,774,402
7.25%, 02/01/18	7,101	8,562,274
Charles Schwab Corp. (The)
3.23%, 09/01/22	1,360	1,312,798
4.45%, 07/22/20	1,500	1,621,380
Credit Suisse (USA) Inc.
4.88%, 01/15/15	2,200	2,305,021
5.13%, 08/15/15	2,643	2,835,757
5.38%, 03/02/16[b]	2,189	2,392,832
5.85%, 08/16/16[b]	1,500	1,670,227
Deutsche Bank AG London
3.25%, 01/11/16	2,598	2,711,797
3.45%, 03/30/15	4,520	4,681,246
4.30%, 05/24/28 (Call 05/24/23)[d]	5,000	4,572,858
6.00%, 09/01/17	2,920	3,358,260
Eaton Vance Corp.
6.50%, 10/02/17	1,250	1,434,784
European Investment Bank
0.50%, 08/15/16	3,000	2,995,517
0.63%, 04/15/16	24,000	24,089,662
1.00%, 07/15/15	6,900	6,981,674
1.00%, 12/15/17	10,750	10,690,501
1.00%, 03/15/18	18,250	18,025,636
1.00%, 06/15/18	13,000	12,774,694
1.13%, 09/15/17	5,250	5,267,286
1.63%, 09/01/15	8,700	8,903,230
1.63%, 06/15/17	6,000	6,142,205

Security	Principal (000s)	Value

1.75%, 03/15/17	$8,800	$9,061,184
2.13%, 07/15/16	7,750	8,065,116
2.25%, 03/15/16	5,750	5,985,770
2.50%, 05/16/16	8,250	8,650,062
2.75%, 03/23/15	3,100	3,200,831
2.88%, 01/15/15	600	617,550
2.88%, 09/15/20[b]	5,570	5,738,562
4.00%, 02/16/21	600	657,972
4.88%, 01/17/17	2,230	2,510,065
5.13%, 09/13/16	6,350	7,140,309
5.13%, 05/30/17	3,400	3,889,664
Franklin Resources Inc.
1.38%, 09/15/17	1,900	1,867,880
2.80%, 09/15/22	900	843,394
4.63%, 05/20/20	350	372,359
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	17,500	17,669,757
2.90%, 07/19/18	13,000	13,318,418
3.30%, 05/03/15	4,500	4,650,967
3.63%, 02/07/16	3,243	3,419,592
3.63%, 01/22/23[b]	8,000	7,740,722
3.70%, 08/01/15	3,000	3,135,053
5.13%, 01/15/15	6,150	6,445,099
5.25%, 07/27/21	4,000	4,398,029
5.35%, 01/15/16	2,733	2,976,329
5.38%, 03/15/20	4,130	4,627,264
5.50%, 11/15/14	460	481,036
5.63%, 01/15/17	2,698	2,997,835
5.75%, 10/01/16	4,420	4,972,735
5.75%, 01/24/22	6,650	7,505,080
5.95%, 01/18/18	4,570	5,235,451
6.00%, 06/15/20	4,250	4,908,463
6.15%, 04/01/18	4,856	5,614,292
6.25%, 09/01/17	2,680	3,090,610
7.50%, 02/15/19	4,230	5,212,221
International Finance Corp.
0.88%, 06/15/18	5,000	4,911,987
1.13%, 11/23/16	7,700	7,812,903
1.75%, 09/04/18	13,000	13,216,661
2.13%, 11/17/17	3,500	3,647,600
2.25%, 04/11/16	6,150	6,416,031
2.75%, 04/20/15	2,000	2,068,626
Invesco Finance PLC
4.00%, 01/30/24	1,500	1,506,986
Jefferies Group LLC
3.88%, 11/09/15	800	834,292
5.13%, 04/13/18	2,356	2,555,498
5.50%, 03/15/16	1,450	1,567,226
6.88%, 04/15/21	568	636,958
8.50%, 07/15/19	2,250	2,743,874
Lazard Group LLC
6.85%, 06/15/17	2,100	2,381,686
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	3,342	3,440,429
6.05%, 05/16/16	3,450	3,814,759
6.40%, 08/28/17	3,615	4,201,332
6.50%, 07/15/18[b]	4,330	5,073,463
6.88%, 04/25/18	5,378	6,417,096
6.88%, 11/15/18	1,807	2,179,027
Series B
5.30%, 09/30/15	149	159,829
Series C
5.00%, 01/15/15	1,870	1,957,124

150

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Morgan Stanley
1.75%, 02/25/16	$6,000	$6,086,608
2.13%, 04/25/18[b]	10,500	10,480,729
3.75%, 02/25/23[b]	12,500	12,191,938
3.80%, 04/29/16	5,900	6,257,105
4.10%, 01/26/15	4,655	4,825,956
4.20%, 11/20/14	2,500	2,582,659
4.75%, 04/01/14[b]	2,453	2,484,734
4.75%, 03/22/17	1,500	1,649,655
4.88%, 11/01/22	2,500	2,560,335
5.38%, 10/15/15	1,915	2,065,526
5.45%, 01/09/17	2,015	2,246,569
5.50%, 01/26/20	4,950	5,598,090
5.50%, 07/24/20	5,300	5,976,359
5.50%, 07/28/21	3,420	3,833,813
5.63%, 09/23/19	1,333	1,526,776
5.75%, 10/18/16[b]	2,325	2,613,474
5.75%, 01/25/21	3,430	3,899,799
5.95%, 12/28/17	2,450	2,817,664
6.00%, 04/28/15	3,240	3,465,011
6.25%, 08/28/17	214	247,555
6.63%, 04/01/18	3,103	3,661,984
7.30%, 05/13/19	5,380	6,599,156
Series F
5.55%, 04/27/17	2,500	2,809,284
Nomura Holdings Inc.
2.00%, 09/13/16	1,860	1,875,406
4.13%, 01/19/16	1,675	1,765,367
5.00%, 03/04/15	1,970	2,063,941
6.70%, 03/04/20	2,522	2,843,113
Northern Trust Corp.
3.38%, 08/23/21	2,075	2,107,834
3.45%, 11/04/20	850	884,968
Raymond James Financial Inc.
4.25%, 04/15/16	350	369,454
8.60%, 08/15/19	200	254,238
State Street Corp.
2.88%, 03/07/16	1,041	1,089,568
3.10%, 05/15/23	2,500	2,325,710
4.38%, 03/07/21	1,210	1,318,493
4.96%, 03/15/18	500	552,015
5.25%, 10/15/18	1,000	1,138,238
TD Ameritrade Holding Corp.
4.15%, 12/01/14	1,800	1,864,167
5.60%, 12/01/19	500	577,465

		524,450,204
CHEMICALS — 1.71%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	300	278,365
3.50%, 06/01/23 (Call 03/01/23)	2,600	2,458,185
Air Products and Chemicals Inc.
2.00%, 08/02/16	715	734,859
3.00%, 11/03/21	1,500	1,462,455
4.38%, 08/21/19	250	276,403
Airgas Inc.
2.90%, 11/15/22 (Call 08/15/22)	1,750	1,610,972
Albemarle Corp.
4.50%, 12/15/20 (Call 09/15/20)	1,000	1,043,976
5.10%, 02/01/15	110	115,322
Cabot Corp.
3.70%, 07/15/22	1,500	1,449,083

Security	Principal (000s)	Value

5.00%, 10/01/16	$125	$136,202
CF Industries Holdings Inc.
6.88%, 05/01/18	3,000	3,545,696
7.13%, 05/01/20	975	1,156,055
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	1,288	1,202,597
Dow Chemical Co. (The)
2.50%, 02/15/16	1,066	1,103,306
3.00%, 11/15/22 (Call 08/15/22)	2,000	1,860,369
4.13%, 11/15/21 (Call 08/15/21)	3,484	3,604,069
4.25%, 11/15/20 (Call 08/15/20)	2,829	3,027,042
5.70%, 05/15/18	1,210	1,397,760
8.55%, 05/15/19	2,557	3,305,208
E.I. du Pont de Nemours and Co.
2.75%, 04/01/16[b]	2,200	2,296,683
2.80%, 02/15/23	7,188	6,675,060
3.25%, 01/15/15	1,990	2,051,843
4.25%, 04/01/21	500	534,992
4.63%, 01/15/20	1,195	1,311,786
4.75%, 03/15/15	395	416,170
5.75%, 03/15/19	300	350,622
6.00%, 07/15/18	1,161	1,368,473
Eastman Chemical Co.
2.40%, 06/01/17	2,200	2,245,427
3.60%, 08/15/22 (Call 05/15/22)	2,612	2,531,545
4.50%, 01/15/21 (Call 10/15/20)	350	364,654
Ecolab Inc.
1.45%, 12/08/17	1,000	987,685
2.38%, 12/08/14[b]	370	376,399
3.00%, 12/08/16	3,111	3,279,059
4.35%, 12/08/21	1,862	1,955,562
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	700	703,748
4.10%, 02/01/24 (Call 11/01/23)	1,000	1,008,961
Lubrizol Corp.
8.88%, 02/01/19	1,326	1,734,105
LYB International Finance BV
4.00%, 07/15/23	3,000	2,992,228
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	2,200	2,465,568
Monsanto Co.
2.75%, 04/15/16	900	939,123
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	660	654,063
4.25%, 11/15/23 (Call 08/15/23)	1,000	998,185
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	1,100	1,163,968
3.75%, 09/30/15	140	147,437
4.88%, 03/30/20	105	114,799
5.25%, 05/15/14[b]	1,850	1,888,711
6.50%, 05/15/19	355	426,216
PPG Industries Inc.
1.90%, 01/15/16	225	229,032
3.60%, 11/15/20	2,200	2,244,500
6.65%, 03/15/18	884	1,038,626
Praxair Inc.
1.25%, 11/07/18	1,050	1,017,578
2.45%, 02/15/22 (Call 11/15/21)	2,238	2,092,594
2.70%, 02/21/23 (Call 11/21/22)[b]	3,000	2,813,881
3.25%, 09/15/15[b]	1,950	2,044,661
4.05%, 03/15/21	800	843,212
5.20%, 03/15/17	450	505,715
5.38%, 11/01/16	270	303,922

151

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Rohm and Haas Co.
6.00%, 09/15/17	$304	$350,688
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	1,200	1,118,692
6.13%, 10/15/19	855	976,145
Sherwin-Williams Co. (The)
1.35%, 12/15/17	2,550	2,511,492
3.13%, 12/15/14	620	636,712
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	1,650	1,650,241
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	1,800	1,815,692
7.25%, 06/15/19	150	180,704
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	400	383,831

		94,508,914
COMMERCIAL BANKS — 9.72%
Abbey National Treasury Services PLC
4.00%, 04/27/16	1,257	1,335,455
African Development Bank
0.88%, 03/15/18	480	473,309
1.13%, 03/15/17	1,500	1,515,951
1.25%, 09/02/16	480	488,665
1.63%, 10/02/18	5,000	5,040,372
2.50%, 03/15/16	4,800	5,024,574
AgriBank FCB Series AI
9.13%, 07/15/19	1,000	1,276,607
American Express Centurion Bank
0.88%, 11/13/15	5,000	5,010,146
6.00%, 09/13/17	1,250	1,449,160
Associated Banc-Corp
5.13%, 03/28/16 (Call 02/28/16)	700	755,349
Australia and New Zealand Banking Group Ltd.
0.90%, 02/12/16	1,000	1,002,526
1.88%, 10/06/17	1,000	1,010,634
Bancolombia SA
4.25%, 01/12/16	500	517,550
5.95%, 06/03/21[b]	2,000	2,075,000
Bank of America N.A.
5.30%, 03/15/17	5,500	6,086,117
6.10%, 06/15/17	3,850	4,381,196
Bank of Montreal
0.80%, 11/06/15	4,500	4,511,207
1.45%, 04/09/18 (Call 03/09/18)	5,500	5,422,231
2.38%, 01/25/19 (Call 12/25/18)	1,000	1,011,464
2.50%, 01/11/17	1,945	2,019,629
Bank of Nova Scotia
0.75%, 10/09/15	2,000	2,004,790
0.95%, 03/15/16	1,000	1,002,402
1.38%, 07/15/16	5,000	5,068,737
1.45%, 04/25/18	1,500	1,478,584
1.85%, 01/12/15	2,600	2,629,628
2.55%, 01/12/17	1,929	2,006,016
2.90%, 03/29/16	1,964	2,056,884
3.40%, 01/22/15	1,210	1,245,255
4.38%, 01/13/21	3,234	3,497,081
Bank One Corp.
4.90%, 04/30/15	120	126,431
Barclays Bank PLC
2.75%, 02/23/15	1,000	1,025,386

Security	Principal (000s)	Value

3.90%, 04/07/15	$1,080	$1,126,051
5.00%, 09/22/16	2,863	3,171,425
5.13%, 01/08/20	4,495	5,025,983
5.14%, 10/14/20	1,876	1,992,577
6.75%, 05/22/19	2,594	3,149,081
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	2,900	2,856,393
1.60%, 08/15/17 (Call 07/14/17)	1,464	1,461,957
2.15%, 03/22/17 (Call 02/22/17)	3,315	3,396,295
3.20%, 03/15/16 (Call 02/16/16)	745	783,836
3.95%, 03/22/22 (Call 02/22/22)[b]	425	424,614
4.90%, 06/30/17[b]	200	221,119
5.20%, 12/23/15	1,989	2,156,006
5.25%, 11/01/19[b]	1,100	1,240,307
BNP Paribas SA
2.38%, 09/14/17	5,500	5,648,004
2.70%, 08/20/18	3,900	3,997,698
3.25%, 03/11/15	3,870	3,988,764
3.25%, 03/03/23[b]	2,250	2,130,092
3.60%, 02/23/16	1,564	1,644,703
5.00%, 01/15/21	3,680	4,014,926
Branch Banking & Trust Co.
1.05%, 12/01/16 (Call 11/01/16)	3,000	3,003,206
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	1,850	1,861,119
2.35%, 12/11/15	2,147	2,219,528
City National Corp.
5.25%, 09/15/20[b]	500	551,096
Comerica Bank
5.20%, 08/22/17	3,050	3,417,377
5.75%, 11/21/16	110	124,420
Comerica Inc.
4.80%, 05/01/15	100	105,375
Commonwealth Bank of Australia
1.90%, 09/18/17	3,500	3,546,433
Commonwealth Bank of Australia/New York
1.95%, 03/16/15	2,600	2,649,152
Compass Bank
6.40%, 10/01/17	100	109,229
Corporacion Andina de Fomento
3.75%, 01/15/16	5,400	5,653,514
4.38%, 06/15/22	1,234	1,241,212
Council of Europe Development Bank
1.13%, 05/31/18	5,000	4,933,690
1.50%, 02/22/17	6,000	6,121,378
1.50%, 06/19/17	1,000	1,017,324
2.75%, 02/10/15	2,000	2,058,535
Credit Suisse New York
3.50%, 03/23/15	2,500	2,590,182
4.38%, 08/05/20	2,620	2,829,475
5.30%, 08/13/19	1,558	1,776,026
5.40%, 01/14/20	2,240	2,473,527
6.00%, 02/15/18	2,792	3,211,144
Deutsche Bank Financial LLC
5.38%, 03/02/15	310	323,779
Discover Bank
7.00%, 04/15/20	1,000	1,173,832
European Bank for Reconstruction and Development
0.75%, 09/01/17	2,000	1,985,262
1.00%, 02/16/17	4,500	4,536,798
1.00%, 09/17/18	2,500	2,456,585
1.38%, 10/20/16	2,300	2,350,390
1.63%, 09/03/15	5,500	5,625,485

152

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

2.50%, 03/15/16	$3,000	$3,143,510
Fifth Third Bancorp
3.50%, 03/15/22 (Call 02/15/22)	300	295,901
3.63%, 01/25/16	1,565	1,650,650
4.50%, 06/01/18[b]	880	952,958
5.45%, 01/15/17	1,300	1,431,379
Fifth Third Bank
4.75%, 02/01/15	120	125,392
First Horizon National Corp.
5.38%, 12/15/15	1,400	1,507,940
First Niagara Financial Group Inc.
7.25%, 12/15/21	1,000	1,162,346
First Tennessee Bank N.A.
5.65%, 04/01/16	170	183,490
HSBC Bank (USA) N.A.
4.88%, 08/24/20	4,100	4,424,453
HSBC Holdings PLC
4.00%, 03/30/22	3,611	3,689,913
5.10%, 04/05/21	5,958	6,553,282
HSBC USA Inc.
1.63%, 01/16/18	1,500	1,475,554
2.38%, 02/13/15	7,405	7,551,139
Intesa Sanpaolo SpA
3.13%, 01/15/16	2,500	2,540,167
3.88%, 01/16/18	2,500	2,551,189
3.88%, 01/15/19	1,500	1,509,478
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	6,471	7,476,086
KeyBank N.A.
1.65%, 02/01/18	3,250	3,219,022
4.95%, 09/15/15	230	245,980
5.45%, 03/03/16	2,026	2,212,561
KeyCorp
3.75%, 08/13/15	1,315	1,374,199
5.10%, 03/24/21	549	601,797
Lloyds Bank PLC
4.20%, 03/28/17[b]	1,990	2,151,557
4.88%, 01/21/16	1,741	1,867,110
6.38%, 01/21/21	1,417	1,663,280
Manufacturers and Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	1,000	982,087
5.63%, 12/01/21 (Call 12/01/16)[d]	1,000	1,042,931
6.63%, 12/04/17	1,000	1,173,555
Mellon Funding Corp.
5.00%, 12/01/14	120	125,417
5.50%, 11/15/18	1,160	1,327,712
Murray Street Investment Trust I
4.65%, 03/09/17[c]	1,900	2,065,587
National Australia Bank Ltd.
1.60%, 08/07/15	2,000	2,036,153
3.00%, 01/20/23	2,500	2,338,973
National Australia Bank Ltd. New York
2.00%, 03/09/15	4,750	4,837,189
National Bank of Canada
1.45%, 11/07/17 (Call 10/07/17)	3,000	2,955,932
1.50%, 06/26/15	1,750	1,775,393
National City Bank of Indiana
4.25%, 07/01/18	220	237,185
National City Corp.
4.90%, 01/15/15	1,392	1,456,105
6.88%, 05/15/19	470	565,246
Nordic Investment Bank
0.50%, 04/14/16	6,500	6,514,359

Security	Principal (000s)	Value

0.75%, 01/17/18[b]	$1,000	$984,503
1.00%, 03/07/17	400	403,588
2.25%, 03/15/16	2,200	2,291,998
5.00%, 02/01/17	512	579,708
Perrigo Co. Ltd.
4.00%, 11/15/23 (Call 08/15/23)[a]	910	909,062
PNC Bank N.A.
2.95%, 01/30/23 (Call 12/30/22)[e]	3,000	2,772,802
3.80%, 07/25/23 (Call 06/25/23)[e]	500	490,456
4.88%, 09/21/17[e]	340	377,766
5.25%, 01/15/17[b,e]	290	321,743
6.00%, 12/07/17[e]	1,000	1,154,949
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[c,e]	5,400	5,046,278
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[e]	2,093	2,186,623
3.30%, 03/08/22 (Call 02/06/22)[e]	1,862	1,816,774
3.63%, 02/08/15[e]	335	346,471
4.25%, 09/21/15[e]	2,250	2,392,208
4.38%, 08/11/20[e]	1,342	1,449,536
5.13%, 02/08/20[e]	1,591	1,781,258
5.25%, 11/15/15[e]	807	872,105
5.40%, 06/10/14[e]	1,700	1,744,100
5.63%, 02/01/17[b,e]	1,750	1,947,158
Rabobank Nederland
2.13%, 10/13/15	577	590,378
3.38%, 01/19/17	5,751	6,094,536
3.88%, 02/08/22	4,760	4,787,282
3.95%, 11/09/22	4,000	3,855,931
4.50%, 01/11/21	2,560	2,729,425
Regions Financial Corp.
7.75%, 11/10/14	1,000	1,063,750
Royal Bank of Canada
0.80%, 10/30/15	3,000	3,010,261
0.85%, 03/08/16	1,000	1,001,261
1.15%, 03/13/15	470	473,782
1.45%, 09/09/16	3,000	3,033,207
1.50%, 01/16/18[b]	6,000	5,943,182
2.30%, 07/20/16	140	144,931
2.63%, 12/15/15[b]	4,892	5,085,351
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	1,800	1,835,950
3.95%, 09/21/15	979	1,025,675
4.38%, 03/16/16	2,106	2,247,089
4.65%, 06/04/18[b]	1,050	1,067,549
4.88%, 03/16/15	720	753,136
5.63%, 08/24/20	3,720	4,133,075
6.13%, 01/11/21	3,020	3,445,262
6.40%, 10/21/19	2,233	2,576,266
Santander Bank N.A.
8.75%, 05/30/18	250	300,273
Santander Holdings USA Inc.
3.00%, 09/24/15 (Call 08/24/15)	1,750	1,797,733
3.45%, 08/27/18 (Call 07/27/18)	1,200	1,234,961
4.63%, 04/19/16	400	425,817
Societe Generale
2.75%, 10/12/17	1,000	1,026,285
Sumitomo Mitsui Banking Corp.
1.35%, 07/18/15	1,000	1,006,942
1.50%, 01/18/18	5,500	5,404,618
3.20%, 07/18/22	2,750	2,650,644
SunTrust Bank
2.75%, 05/01/23 (Call 04/01/23)	500	453,473

153

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

5.00%, 09/01/15	$62	$65,989
7.25%, 03/15/18	700	836,323
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	2,200	2,334,711
3.60%, 04/15/16 (Call 03/15/16)	1,931	2,046,346
6.00%, 09/11/17	750	863,373
SVB Financial Group
5.38%, 09/15/20	150	162,682
Svenska Handelsbanken AB
2.50%, 01/25/19	2,000	2,020,415
2.88%, 04/04/17	1,564	1,616,273
3.13%, 07/12/16	2,010	2,104,289
Toronto-Dominion Bank (The)
1.40%, 04/30/18	4,500	4,435,485
2.38%, 10/19/16	2,242	2,330,449
2.50%, 07/14/16	3,025	3,150,509
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	4,100	4,156,856
2.20%, 11/15/16 (Call 10/14/16)	1,171	1,213,777
2.45%, 07/27/15	1,120	1,154,644
2.88%, 11/20/14	650	666,062
2.95%, 07/15/22 (Call 06/15/22)	3,163	2,968,538
3.00%, 03/15/22 (Call 02/15/22)	1,163	1,137,654
3.44%, 02/01/16	1,100	1,151,522
4.13%, 05/24/21 (Call 04/23/21)	1,451	1,550,383
UBS AG Stamford
3.88%, 01/15/15	2,260	2,336,955
4.88%, 08/04/20	4,140	4,608,283
5.75%, 04/25/18	4,315	5,005,306
5.88%, 12/20/17	1,675	1,923,715
7.00%, 10/15/15	100	108,811
7.38%, 06/15/17[b]	120	134,125
Series 10
5.88%, 07/15/16	2,318	2,574,993
UBS Preferred Funding Trust V Series 1
6.24%, 05/29/49 (Call 05/15/16)[d]	2,000	2,120,000
Union Bank N.A.
2.13%, 06/16/17	4,500	4,582,773
3.00%, 06/06/16	2,000	2,099,377
5.95%, 05/11/16	410	457,366
US Bank N.A.
4.80%, 04/15/15	1,812	1,919,185
Wachovia Bank N.A./Wells Fargo & Co.
4.88%, 02/01/15	4,192	4,396,477
5.00%, 08/15/15	340	364,922
5.60%, 03/15/16	100	109,798
6.00%, 11/15/17	279	324,835
Wachovia Corp./Wells Fargo & Co.
5.63%, 10/15/16	2,950	3,313,519
5.75%, 06/15/17	1,830	2,108,098
5.75%, 02/01/18	4,530	5,296,966
Wells Fargo & Co.
1.25%, 02/13/15	2,100	2,118,313
1.50%, 01/16/18[b]	6,500	6,489,938
2.10%, 05/08/17	1,950	2,006,319
2.63%, 12/15/16[b]	5,800	6,082,521
3.50%, 03/08/22	4,480	4,514,378
3.63%, 04/15/15	1,560	1,625,044
3.68%, 06/15/16[c]	2,420	2,588,650
4.60%, 04/01/21	7,120	7,829,072
5.00%, 11/15/14	1,000	1,041,663
5.13%, 09/15/16	1,000	1,107,501

Security	Principal (000s)	Value

5.63%, 12/11/17	$4,157	$4,817,927
Series M
3.45%, 02/13/23	3,545	3,345,682
Wells Fargo Bank N.A.
4.75%, 02/09/15	3,250	3,406,732
5.75%, 05/16/16	3,580	3,978,601
Westpac Banking Corp.
1.60%, 01/12/18[b]	3,000	2,989,445
2.00%, 08/14/17	3,500	3,557,858
2.25%, 07/30/18	8,000	8,128,351
3.00%, 08/04/15	3,579	3,726,824
3.00%, 12/09/15	1,499	1,567,492
4.20%, 02/27/15	2,050	2,136,514
4.63%, 06/01/18	580	624,749
4.88%, 11/19/19	1,520	1,710,973
Zions BanCorp.
4.50%, 06/13/23 (Call 05/11/23)	1,000	991,401

		537,122,240
COMMERCIAL SERVICES & SUPPLIES — 0.47%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	850	786,835
5.38%, 04/15/20	150	155,158
Block Financial LLC
5.13%, 10/30/14[b]	540	561,035
5.50%, 11/01/22 (Call 05/01/22)	1,700	1,746,886
Catholic Health Initiatives
1.60%, 11/01/17	2,700	2,659,620
Pitney Bowes Inc.
5.00%, 03/15/15	2,120	2,202,676
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	2,096	2,037,101
3.80%, 05/15/18	250	267,779
5.00%, 03/01/20	1,629	1,799,435
5.50%, 09/15/19	1,795	2,048,271
Unilever Capital Corp.
0.85%, 08/02/17	1,700	1,667,340
2.20%, 03/06/19	1,500	1,519,501
2.75%, 02/10/16	430	449,197
4.25%, 02/10/21	2,269	2,467,654
4.80%, 02/15/19	186	210,747
Waste Management Inc.
2.60%, 09/01/16	900	935,374
2.90%, 09/15/22 (Call 06/15/22)	1,500	1,390,054
4.60%, 03/01/21 (Call 12/01/20)	850	915,450
6.10%, 03/15/18	1,402	1,637,789
6.38%, 03/11/15	568	607,260

		26,065,162
COMMUNICATIONS EQUIPMENT — 0.47%
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	2,500	2,341,501
Cisco Systems Inc.
3.15%, 03/14/17	2,101	2,235,489
4.45%, 01/15/20	3,312	3,605,294
4.95%, 02/15/19	1,219	1,385,644
5.50%, 02/22/16	6,432	7,120,870
Harris Corp.
4.40%, 12/15/20	200	209,966
6.38%, 06/15/19	1,365	1,578,956
Juniper Networks Inc.

154

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

3.10%, 03/15/16	$1,395	$1,445,218
4.60%, 03/15/21	2,760	2,821,183
Motorola Solutions Inc.
3.75%, 05/15/22	1,500	1,425,403
6.00%, 11/15/17	300	343,095
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	1,500	1,466,727

		25,979,346
COMPUTERS & PERIPHERALS — 0.99%
Apple Inc.
0.45%, 05/03/16	3,000	2,989,646
1.00%, 05/03/18	6,850	6,666,938
2.40%, 05/03/23	8,750	7,915,644
EMC Corp.
1.88%, 06/01/18	288	288,325
2.65%, 06/01/20	2,000	1,981,623
3.38%, 06/01/23 (Call 03/01/23)	4,500	4,393,523
Hewlett-Packard Co.
2.20%, 12/01/15	2,000	2,035,426
2.35%, 03/15/15	3,500	3,558,981
2.60%, 09/15/17[b]	2,700	2,748,013
2.65%, 06/01/16	1,396	1,436,160
3.00%, 09/15/16	1,018	1,057,735
3.30%, 12/09/16	1,862	1,951,436
3.75%, 12/01/20	2,816	2,791,653
4.30%, 06/01/21	790	787,881
4.38%, 09/15/21	4,900	4,910,216
4.65%, 12/09/21[b]	2,153	2,190,152
5.50%, 03/01/18	447	499,608
Lexmark International Inc.
5.13%, 03/15/20[b]	2,500	2,560,424
6.65%, 06/01/18[b]	550	607,844
NetApp Inc.
2.00%, 12/15/17	1,450	1,446,152
Seagate HDD Cayman
4.75%, 06/01/23[a]	2,000	1,900,000

		54,717,380
CONSTRUCTION & ENGINEERING — 0.02%
Fluor Corp.
3.38%, 09/15/21	1,100	1,098,670

		1,098,670
CONSTRUCTION MATERIALS — 0.08%
CRH America Inc.
4.13%, 01/15/16	600	634,792
6.00%, 09/30/16	1,382	1,558,050
8.13%, 07/15/18	1,500	1,859,513
Martin Marietta Materials Inc.
6.60%, 04/15/18[b]	250	281,924

		4,334,279
CONSUMER FINANCE — 3.18%
American Express Bank FSB
6.00%, 09/13/17	810	939,056
American Express Co.
2.65%, 12/02/22	5,000	4,677,060
5.50%, 09/12/16	2,225	2,486,235

Security	Principal (000s)	Value

6.15%, 08/28/17	$3,195	$3,722,264
6.80%, 09/01/66 (Call 09/01/16)[d]	1,322	1,407,930
7.00%, 03/19/18	2,250	2,712,395
American Express Credit Corp.
1.75%, 06/12/15	3,200	3,256,478
2.38%, 03/24/17	3,600	3,732,379
2.75%, 09/15/15	5,000	5,189,155
2.80%, 09/19/16	2,374	2,488,739
American Honda Finance Corp.
2.13%, 10/10/18	1,650	1,664,167
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	2,100	2,178,692
2.90%, 08/15/18 (Call 07/15/18)	575	605,035
4.70%, 10/27/19	1,500	1,698,701
Capital One Bank (USA) N.A.
3.38%, 02/15/23	2,000	1,876,137
8.80%, 07/15/19	2,643	3,381,851
Capital One Financial Corp.
1.00%, 11/06/15	4,400	4,398,323
2.15%, 03/23/15	500	508,653
3.15%, 07/15/16	1,638	1,718,298
4.75%, 07/15/21	1,750	1,863,550
5.50%, 06/01/15	240	255,779
6.15%, 09/01/16	903	1,011,945
6.75%, 09/15/17	883	1,035,673
Caterpillar Financial Services Corp.
0.70%, 11/06/15	2,500	2,506,234
0.70%, 02/26/16	1,000	999,473
1.10%, 05/29/15	2,000	2,017,548
2.63%, 03/01/23[b]	1,360	1,257,203
2.65%, 04/01/16	740	768,195
4.63%, 06/01/15[b]	180	190,635
7.15%, 02/15/19	2,135	2,652,173
Series F
4.75%, 02/17/15	110	115,775
Discover Financial Services
3.85%, 11/21/22[b]	1,000	952,987
5.20%, 04/27/22	1,300	1,368,414
6.45%, 06/12/17	475	541,669
Ford Motor Credit Co. LLC
2.38%, 01/16/18	4,500	4,555,955
2.50%, 01/15/16	3,000	3,083,774
3.00%, 06/12/17	5,196	5,424,908
3.88%, 01/15/15[b]	3,000	3,102,153
4.25%, 02/03/17	2,792	3,023,632
4.25%, 09/20/22	9,000	9,116,868
5.00%, 05/15/18	2,429	2,704,249
5.63%, 09/15/15	3,700	3,999,839
6.63%, 08/15/17	2,792	3,260,822
7.00%, 04/15/15	3,119	3,376,953
8.00%, 12/15/16	2,327	2,773,613
8.13%, 01/15/20	1,292	1,625,773
HSBC Finance Capital Trust IX
5.91%, 11/30/35 (Call 11/30/15)[d]	2,000	2,065,000
HSBC Finance Corp.
5.00%, 06/30/15	2,595	2,748,068
5.25%, 04/15/15	240	253,355
5.50%, 01/19/16	3,000	3,264,626
6.68%, 01/15/21	3,093	3,582,233
John Deere Capital Corp.
0.88%, 04/17/15	1,500	1,509,574
0.95%, 06/29/15	1,750	1,762,086
1.20%, 10/10/17[b]	3,500	3,473,947

155

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

1.30%, 03/12/18[b]	$4,000	$3,955,640
1.85%, 09/15/16	800	821,916
2.25%, 06/07/16	1,200	1,245,594
2.75%, 03/15/22	1,250	1,201,141
2.80%, 09/18/17	1,500	1,570,635
2.95%, 03/09/15	700	722,718
3.15%, 10/15/21	680	680,347
3.90%, 07/12/21[b]	1,150	1,212,555
Series D
5.35%, 04/03/18	2,800	3,203,097
MBNA Corp.
5.00%, 06/15/15	270	284,661
PACCAR Financial Corp.
0.70%, 11/16/15	300	299,593
0.75%, 08/14/15	1,350	1,354,112
0.80%, 02/08/16	2,500	2,494,934
Toyota Motor Credit Corp.
1.00%, 02/17/15	1,300	1,309,099
1.25%, 11/17/14	1,500	1,513,377
1.25%, 10/05/17	1,500	1,487,772
1.38%, 01/10/18	288	285,560
2.00%, 09/15/16	3,869	3,988,781
2.05%, 01/12/17	1,997	2,048,178
2.63%, 01/10/23[b]	3,900	3,640,875
2.80%, 01/11/16	2,732	2,853,553
3.20%, 06/17/15	2,700	2,812,016
3.30%, 01/12/22	2,362	2,363,231
3.40%, 09/15/21	2,682	2,710,820
4.25%, 01/11/21	750	806,018
Series B
4.50%, 06/17/20	146	160,085

		175,912,537
CONTAINERS & PACKAGING — 0.03%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	100	102,648
6.80%, 08/01/19	555	653,086
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	1,038	1,015,666
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	75	76,930

		1,848,330
DIVERSIFIED CONSUMER SERVICES — 0.12%
Cornell University
5.45%, 02/01/19	750	876,843
Emory University
5.63%, 09/01/19	1,000	1,184,672
Princeton University Series A
4.95%, 03/01/19	2,290	2,626,407
Stanford University
4.75%, 05/01/19	318	362,874
Trustees of Dartmouth College
4.75%, 06/01/19	500	570,194
Vanderbilt University
5.25%, 04/01/19	750	864,958

		6,485,948

Security	Principal (000s)	Value

DIVERSIFIED FINANCIAL SERVICES — 8.78%
Alterra Finance LLC
6.25%, 09/30/20	$400	$448,422
Ameritech Capital Funding Corp.
6.45%, 01/15/18	420	482,651
Associates Corp. of North America
6.95%, 11/01/18	1,908	2,282,034
Bank of America Corp.
1.50%, 10/09/15	1,500	1,514,582
2.00%, 01/11/18[b]	10,500	10,525,213
2.60%, 01/15/19	3,000	3,033,299
3.30%, 01/11/23	16,000	15,125,239
3.63%, 03/17/16	1,930	2,038,120
3.70%, 09/01/15	1,670	1,748,905
3.88%, 03/22/17	3,161	3,387,672
4.50%, 04/01/15	5,600	5,868,840
5.00%, 05/13/21	2,890	3,163,685
5.25%, 12/01/15	450	484,331
5.42%, 03/15/17	2,250	2,486,966
5.49%, 03/15/19	1,700	1,910,936
5.63%, 10/14/16	1,090	1,219,269
5.63%, 07/01/20[b]	3,280	3,739,863
5.65%, 05/01/18	4,145	4,745,778
5.70%, 01/24/22	3,840	4,363,525
5.75%, 08/15/16	1,080	1,198,375
5.75%, 12/01/17	2,850	3,266,127
5.88%, 01/05/21	2,195	2,528,506
6.50%, 08/01/16	6,950	7,885,462
7.63%, 06/01/19	4,450	5,566,118
7.75%, 08/15/15[b]	1,380	1,524,162
7.80%, 09/15/16	350	405,883
Series 1
3.75%, 07/12/16	6,550	6,970,848
BBVA U.S. Senior SA Unipersonal
4.66%, 10/09/15	2,000	2,103,280
BP Capital Markets PLC
1.38%, 11/06/17	1,000	997,570
1.38%, 05/10/18	3,600	3,536,663
1.85%, 05/05/17	2,965	3,023,226
2.50%, 11/06/22	2,000	1,841,570
2.75%, 05/10/23	5,000	4,615,889
3.13%, 10/01/15	2,204	2,306,549
3.20%, 03/11/16	3,512	3,702,362
3.25%, 05/06/22	2,792	2,741,906
3.56%, 11/01/21	2,500	2,537,707
3.88%, 03/10/15	3,950	4,120,754
4.50%, 10/01/20	2,571	2,800,566
4.74%, 03/11/21	2,933	3,215,991
4.75%, 03/10/19	1,163	1,310,599
Citigroup Inc.
1.30%, 04/01/16	5,500	5,519,714
1.75%, 05/01/18	9,000	8,898,235
2.25%, 08/07/15	2,250	2,297,960
3.38%, 03/01/23	1,000	957,843
3.50%, 05/15/23	2,000	1,852,821
3.95%, 06/15/16	4,932	5,271,312
4.05%, 07/30/22	4,000	3,953,098
4.45%, 01/10/17	1,862	2,030,039
4.50%, 01/14/22	3,185	3,370,819
4.59%, 12/15/15	550	588,331
4.70%, 05/29/15	220	232,146
4.75%, 05/19/15	4,570	4,820,953

156

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

5.30%, 01/07/16	$2,200	$2,389,172
5.38%, 08/09/20	1,738	1,970,374
5.50%, 02/15/17	2,380	2,653,916
5.85%, 08/02/16	1,041	1,162,123
6.00%, 08/15/17[b]	5,220	6,014,759
6.01%, 01/15/15	4,290	4,535,744
6.13%, 11/21/17	4,450	5,177,398
6.13%, 05/15/18	3,700	4,323,596
8.50%, 05/22/19	5,500	7,149,650
Deutsche Telekom International Finance BV
5.75%, 03/23/16	120	132,570
6.00%, 07/08/19	1,089	1,278,453
6.75%, 08/20/18	2,118	2,543,578
GE Capital Trust I
6.38%, 11/15/67 (Call 11/15/17)[b,d]	1,250	1,353,125
General Electric Capital Corp.
1.00%, 12/11/15	500	502,310
1.00%, 01/08/16	7,250	7,291,717
1.63%, 04/02/18[b]	7,000	6,995,939
2.25%, 11/09/15	5,000	5,148,988
2.30%, 04/27/17	4,500	4,643,510
2.90%, 01/09/17	6,050	6,355,229
2.95%, 05/09/16	2,792	2,935,736
3.10%, 01/09/23	7,230	6,906,632
3.15%, 09/07/22[b]	5,400	5,241,365
3.35%, 10/17/16	3,690	3,936,040
3.50%, 06/29/15	2,590	2,709,860
4.38%, 09/21/15	2,000	2,137,243
4.38%, 09/16/20	2,970	3,230,111
4.63%, 01/07/21	4,580	5,024,292
4.65%, 10/17/21	4,980	5,452,891
4.88%, 03/04/15	290	305,742
5.00%, 01/08/16	3,185	3,465,197
5.30%, 02/11/21	735	822,316
5.38%, 10/20/16	149	166,847
5.40%, 02/15/17	480	541,765
5.50%, 01/08/20	1,390	1,604,018
5.63%, 09/15/17	4,420	5,082,168
5.63%, 05/01/18	3,700	4,291,607
6.00%, 08/07/19	1,710	2,041,309
Series A
5.55%, 05/04/20	2,000	2,309,578
6.90%, 09/15/15	330	365,240
Series GMTN
6.38%, 11/15/67 (Call 11/15/17)[d]	2,750	2,983,750
ING U.S. Inc.
5.50%, 07/15/22	1,500	1,634,970
International Bank for Reconstruction and Development
0.50%, 04/15/16	11,000	11,020,447
0.88%, 04/17/17	14,400	14,459,338
1.00%, 09/15/16	8,900	9,010,146
2.13%, 03/15/16[b]	3,300	3,429,793
2.13%, 02/13/23[b]	5,500	5,179,267
2.38%, 05/26/15	8,950	9,229,572
J.P. Morgan Chase & Co.
1.63%, 05/15/18[b]	6,000	5,912,414
1.80%, 01/25/18[b]	5,500	5,480,558
1.88%, 03/20/15	5,650	5,734,452
2.00%, 08/15/17	5,350	5,423,023
2.60%, 01/15/16	2,400	2,480,744
3.15%, 07/05/16	5,250	5,518,466
3.20%, 01/25/23[b]	7,500	7,108,817
3.25%, 09/23/22	2,000	1,914,984

Security	Principal (000s)	Value

3.38%, 05/01/23	$5,450	$5,065,952
3.45%, 03/01/16	5,606	5,905,148
3.70%, 01/20/15	5,420	5,604,278
4.25%, 10/15/20	2,410	2,558,461
4.35%, 08/15/21	4,050	4,277,119
4.40%, 07/22/20	7,550	8,129,041
4.50%, 01/24/22	4,400	4,663,802
4.63%, 05/10/21	3,000	3,231,131
4.75%, 03/01/15	490	514,524
4.95%, 03/25/20	2,000	2,217,679
5.13%, 09/15/14[b]	2,440	2,524,761
5.15%, 10/01/15	4,340	4,660,561
5.25%, 05/01/15	1,070	1,133,177
6.00%, 01/15/18	3,580	4,145,556
6.13%, 06/27/17	1,960	2,245,483
6.30%, 04/23/19	4,950	5,896,690
McGraw Hill Financial Inc.
5.90%, 11/15/17[b]	1,225	1,320,090
Moody’s Corp.
5.50%, 09/01/20	800	858,466
NASDAQ OMX Group Inc. (The)
4.00%, 01/15/15	180	185,866
5.25%, 01/16/18	120	129,968
5.55%, 01/15/20	2,500	2,695,471
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15	295	296,994
1.90%, 11/01/15	1,500	1,532,186
3.05%, 03/01/16	1,000	1,038,811
3.05%, 02/15/22 (Call 11/15/21)	600	589,603
3.88%, 09/16/15	950	1,002,380
5.45%, 02/01/18	1,000	1,139,870
10.38%, 11/01/18	3,650	5,025,216
ORIX Corp.
4.71%, 04/27/15	1,250	1,310,599
5.00%, 01/12/16	1,461	1,567,182
XTRA Finance Corp.
5.15%, 04/01/17	250	275,786

		485,017,414
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.06%
AT&T Inc.
0.80%, 12/01/15	8,200	8,190,279
0.88%, 02/13/15	210	210,514
1.40%, 12/01/17	1,500	1,475,873
1.60%, 02/15/17	5,136	5,160,213
1.70%, 06/01/17	4,896	4,907,823
2.40%, 08/15/16	3,351	3,459,182
2.50%, 08/15/15	4,411	4,537,754
2.95%, 05/15/16	4,663	4,867,515
3.00%, 02/15/22	500	465,556
3.88%, 08/15/21	4,473	4,482,479
4.45%, 05/15/21	1,785	1,866,496
5.50%, 02/01/18	2,333	2,649,931
5.63%, 06/15/16	1,908	2,110,708
5.80%, 02/15/19	4,588	5,313,117
BellSouth Corp.
5.20%, 12/15/16	240	267,847
British Telecommunications PLC
2.00%, 06/22/15	2,350	2,392,849
5.95%, 01/15/18	2,113	2,438,113

157

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

CenturyLink Inc. Series M
5.00%, 02/15/15	$600	$624,000
Embarq Corp.
7.08%, 06/01/16	533	597,431
GTE Corp.
6.84%, 04/15/18	890	1,046,633
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	2,833	2,824,133
Orange
2.13%, 09/16/15	1,303	1,327,324
2.75%, 09/14/16	1,396	1,447,548
4.13%, 09/14/21	2,134	2,166,978
5.38%, 07/08/19	1,034	1,166,075
Qwest Corp.
6.50%, 06/01/17	1,250	1,408,126
6.75%, 12/01/21	1,181	1,284,085
Telefonica Emisiones SAU
3.73%, 04/27/15	1,380	1,422,733
3.99%, 02/16/16	711	748,637
4.57%, 04/27/23	2,000	1,971,033
4.95%, 01/15/15	2,200	2,286,759
5.13%, 04/27/20	799	845,453
5.46%, 02/16/21	5,364	5,670,739
5.88%, 07/15/19	698	788,105
6.22%, 07/03/17[b]	1,300	1,475,136
6.42%, 06/20/16	4,411	4,929,761
Telefonos de Mexico SAB de CV
5.50%, 01/27/15	990	1,039,043
Verizon Communications Inc.
1.10%, 11/01/17	1,000	973,685
2.00%, 11/01/16	2,883	2,950,261
2.45%, 11/01/22 (Call 08/01/22)	1,000	886,616
3.00%, 04/01/16	4,325	4,522,567
3.50%, 11/01/21	9,420	9,296,424
3.65%, 09/14/18	10,650	11,323,340
4.50%, 09/15/20	18,000	19,331,047
4.60%, 04/01/21	2,323	2,468,019
5.15%, 09/15/23	15,400	16,445,760
5.50%, 02/15/18	1,058	1,203,007
5.55%, 02/15/16	2,532	2,778,342
6.10%, 04/15/18	1,706	1,985,045
6.35%, 04/01/19	3,089	3,650,667
8.75%, 11/01/18	906	1,164,537
Verizon Global Funding Corp.
4.90%, 09/15/15	330	354,103

		169,199,401
ELECTRIC UTILITIES — 2.82%
Alabama Power Co.
0.55%, 10/15/15	3,050	3,037,553
5.50%, 10/15/17	190	214,740
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	1,600	1,572,941
2.95%, 12/15/22 (Call 09/15/22)	1,000	928,764
Appalachian Power Co.
7.95%, 01/15/20	1,500	1,889,186
Series K
5.00%, 06/01/17	150	166,003
Series S
3.40%, 05/24/15	150	155,120
Arizona Public Service Co.

Security	Principal (000s)	Value

4.65%, 05/15/15	$80	$84,424
6.25%, 08/01/16	260	293,299
8.75%, 03/01/19	250	323,716
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)	1,000	941,188
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	1,250	1,147,972
Cleveland Electric Illuminating Co. (The)
5.70%, 04/01/17	529	581,117
Series D
7.88%, 11/01/17	770	936,845
Commonwealth Edison Co.
1.95%, 09/01/16 (Call 08/01/16)	1,175	1,200,568
3.40%, 09/01/21 (Call 06/01/21)	1,000	1,007,280
4.70%, 04/15/15	190	200,440
5.80%, 03/15/18	240	280,108
Series 104
5.95%, 08/15/16	210	235,911
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	1,500	1,390,117
5.65%, 05/01/18	1,325	1,538,258
Series 09-A
5.50%, 02/01/19	300	348,270
Detroit Edison Co. (The)
3.45%, 10/01/20 (Call 07/01/20)	1,000	1,037,475
3.90%, 06/01/21 (Call 03/01/21)	1,550	1,636,423
Duke Energy Carolinas LLC
3.90%, 06/15/21 (Call 03/15/21)	1,660	1,755,258
5.30%, 10/01/15	180	194,986
7.00%, 11/15/18	1,580	1,947,676
Duke Energy Corp.
1.63%, 08/15/17	5,600	5,577,190
2.15%, 11/15/16	1,000	1,023,284
3.05%, 08/15/22 (Call 05/15/22)[b]	1,000	953,956
3.35%, 04/01/15	290	299,904
3.55%, 09/15/21 (Call 06/15/21)	1,800	1,825,388
3.95%, 09/15/14	1,625	1,667,783
5.05%, 09/15/19[b]	500	564,311
Duke Energy Florida Inc.
3.10%, 08/15/21 (Call 05/15/21)	560	558,374
4.55%, 04/01/20	65	71,787
5.10%, 12/01/15	260	281,219
5.65%, 06/15/18	1,433	1,669,775
Duke Energy Indiana Inc.
3.75%, 07/15/20	1,100	1,153,079
6.05%, 06/15/16	500	556,546
Duke Energy Ohio Inc.
5.45%, 04/01/19[b]	300	347,350
Duke Energy Progress Inc.
2.80%, 05/15/22 (Call 02/15/22)	2,000	1,920,665
3.00%, 09/15/21 (Call 06/15/21)	500	495,104
5.15%, 04/01/15	80	84,915
5.30%, 01/15/19	1,350	1,552,441
Edison International
3.75%, 09/15/17	1,500	1,593,104
Enersis SA
7.40%, 12/01/16	1,250	1,429,687
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	850	880,269
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	1,000	1,072,235
Entergy Gulf States Louisiana LLC
6.00%, 05/01/18	1,350	1,559,299

158

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Entergy Louisiana LLC
1.88%, 12/15/14	$1,300	$1,316,869
Entergy Texas Inc.
7.13%, 02/01/19	3,555	4,253,948
Exelon Corp.
4.90%, 06/15/15	783	825,560
FirstEnergy Solutions Corp.
6.05%, 08/15/21[b]	1,500	1,610,242
Florida Power & Light Co.
5.55%, 11/01/17[b]	1,445	1,670,439
Georgia Power Co.
0.75%, 08/10/15	1,050	1,050,529
2.85%, 05/15/22[b]	1,000	946,273
4.25%, 12/01/19	1,000	1,097,602
5.40%, 06/01/18	300	343,148
Series 12D
0.63%, 11/15/15	1,550	1,542,654
Series Z
5.25%, 12/15/15	190	205,372
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	350	371,622
5.29%, 06/15/22 (Call 03/15/22)[c]	950	1,020,794
Indiana Michigan Power Co.
7.00%, 03/15/19	1,100	1,326,264
Series J
3.20%, 03/15/23 (Call 12/15/22)	500	473,215
Jersey Central Power & Light Co.
5.63%, 05/01/16	1,330	1,453,275
7.35%, 02/01/19	1,000	1,201,998
Kansas City Power & Light Co.
5.85%, 06/15/17	1,000	1,118,580
6.38%, 03/01/18[b]	100	116,897
7.15%, 04/01/19	550	681,935
Kentucky Utilities Co.
1.63%, 11/01/15	1,300	1,322,354
3.25%, 11/01/20 (Call 08/01/20)	600	615,253
LG&E and KU Energy LLC
2.13%, 11/15/15	1,100	1,121,324
3.75%, 11/15/20 (Call 08/15/20)[b]	300	305,663
4.38%, 10/01/21 (Call 07/01/21)	1,500	1,553,542
Louisville Gas & Electric Co.
1.63%, 11/15/15	250	254,386
MidAmerican Energy Co.
3.70%, 09/15/23 (Call 06/15/23)	2,000	2,009,359
5.30%, 03/15/18	250	285,190
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	1,783	2,064,082
Mississippi Power Co.
2.35%, 10/15/16[b]	600	620,390
Nevada Power Co.
6.50%, 08/01/18	550	661,398
7.13%, 03/15/19[b]	1,340	1,661,027
Series O
6.50%, 05/15/18	500	593,368
NextEra Energy Capital Holdings Inc.
1.20%, 06/01/15	2,350	2,361,535
2.60%, 09/01/15	1,000	1,025,570
4.50%, 06/01/21 (Call 03/01/21)[b]	500	522,911
6.65%, 06/15/67 (Call 06/15/17)[d]	768	783,360
7.88%, 12/15/15	1,174	1,324,485
Nisource Finance Corp.
4.45%, 12/01/21 (Call 09/01/21)	700	721,758
5.25%, 09/15/17	310	344,793

Security	Principal (000s)	Value

5.45%, 09/15/20	$330	$367,675
6.13%, 03/01/22	1,400	1,571,400
6.40%, 03/15/18	1,968	2,281,804
6.80%, 01/15/19[b]	420	496,579
Northern States Power Co.
1.95%, 08/15/15 (Call 05/15/15)	950	970,585
2.15%, 08/15/22 (Call 02/15/22)	1,000	915,028
NSTAR Electric Co.
5.63%, 11/15/17	250	285,437
Oglethorpe Power Corp.
6.10%, 03/15/19	250	295,831
Ohio Power Co.
6.00%, 06/01/16	1,000	1,111,481
Series M
5.38%, 10/01/21[b]	1,430	1,607,835
Oncor Electric Delivery Co. LLC
6.38%, 01/15/15	602	638,572
6.80%, 09/01/18	1,800	2,149,999
7.00%, 09/01/22	240	290,873
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	3,100	2,815,420
3.50%, 10/01/20 (Call 07/01/20)[b]	931	948,435
4.25%, 05/15/21 (Call 02/15/21)	1,100	1,157,971
5.63%, 11/30/17	300	343,582
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	1,050	1,024,418
3.85%, 06/15/21 (Call 03/15/21)	1,540	1,612,636
5.50%, 01/15/19	500	578,485
Peco Energy Co.
2.38%, 09/15/22 (Call 06/15/22)	1,000	923,221
5.35%, 03/01/18	500	570,343
Portland General Electric Co.
6.10%, 04/15/19	1,150	1,367,139
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	2,050	2,036,935
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	200	193,672
4.40%, 01/15/21 (Call 10/15/20)	1,200	1,279,815
4.88%, 12/01/19	250	279,365
5.63%, 01/15/16	160	174,812
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	1,500	1,382,198
5.13%, 06/01/19	140	160,801
Public Service Co. of Oklahoma
4.40%, 02/01/21	125	133,359
5.15%, 12/01/19	115	129,231
Scottish Power Ltd.
5.38%, 03/15/15	1,190	1,250,658
Sierra Pacific Power Co. Series M
6.00%, 05/15/16	1,500	1,679,765
South Carolina Electric & Gas Co.
5.25%, 11/01/18	820	948,819
6.50%, 11/01/18	750	907,716
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)[b]	1,150	1,221,718
5.00%, 01/15/16	1,260	1,369,072
Series 04-F
4.65%, 04/01/15	90	94,994
Southern Co. (The)
1.95%, 09/01/16	1,215	1,238,120
2.38%, 09/15/15	1,700	1,745,309

159

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Southwestern Electric Power Co.
6.45%, 01/15/19	$1,174	$1,371,693
Series E
5.55%, 01/15/17	250	275,618
Series F
5.88%, 03/01/18	1,000	1,140,056
Southwestern Public Service Co. Series G
8.75%, 12/01/18	1,125	1,439,002
Tampa Electric Co.
6.10%, 05/15/18	1,000	1,181,483
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	1,000	1,071,187
UIL Holdings Corp.
4.63%, 10/01/20	500	515,713
Union Electric Co.
5.10%, 10/01/19	210	239,574
5.40%, 02/01/16[b]	230	250,628
6.40%, 06/15/17	500	579,652
6.70%, 02/01/19	740	904,244
Virginia Electric and Power Co.
2.95%, 01/15/22 (Call 10/15/21)	350	342,738
5.95%, 09/15/17	2,650	3,083,897
Series A
5.40%, 01/15/16	410	449,206
Westar Energy Inc.
5.10%, 07/15/20	140	158,953
Wisconsin Electric Power Co.
1.70%, 06/15/18 (Call 05/15/18)	1,500	1,484,508
2.95%, 09/15/21 (Call 06/15/21)	650	643,623
4.25%, 12/15/19	250	275,282
Wisconsin Power & Light Co.
5.00%, 07/15/19	1,650	1,875,375
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	2,700	2,980,777

		155,776,584
ELECTRICAL EQUIPMENT — 0.45%
ABB Finance (USA) Inc.
1.63%, 05/08/17	2,000	2,009,089
2.88%, 05/08/22	1,396	1,340,406
Eaton Corp. PLC
0.95%, 11/02/15	1,900	1,906,143
1.50%, 11/02/17	5,150	5,092,004
2.75%, 11/02/22	1,500	1,393,388
5.60%, 05/15/18	788	890,782
6.95%, 03/20/19	405	489,740
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	1,600	1,521,894
4.13%, 04/15/15	1,700	1,782,482
4.25%, 11/15/20[b]	125	136,859
4.75%, 10/15/15	170	182,684
4.88%, 10/15/19[b]	1,200	1,360,420
5.25%, 10/15/18	884	1,010,153
Rockwell Automation Inc.
5.65%, 12/01/17	300	340,178
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	1,500	1,397,455
6.25%, 09/01/19	1,350	1,556,279
Tyco Electronics Group SA
4.88%, 01/15/21	1,450	1,514,884
6.55%, 10/01/17	1,000	1,154,303

		25,079,143

Security	Principal (000s)	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.22%
Amphenol Corp.
4.75%, 11/15/14	$2,100	$2,179,414
Arrow Electronics Inc.
3.38%, 11/01/15	1,000	1,036,830
4.50%, 03/01/23 (Call 12/01/22)	1,000	974,653
6.00%, 04/01/20	125	134,566
Avnet Inc.
5.88%, 06/15/20[b]	850	918,436
6.63%, 09/15/16[b]	350	396,298
Corning Inc.
1.45%, 11/15/17	2,500	2,474,408
4.25%, 08/15/20	365	393,842
6.63%, 05/15/19	40	47,850
Ingram Micro Inc.
5.25%, 09/01/17	700	755,468
Jabil Circuit Inc.
4.70%, 09/15/22	2,750	2,664,062

		11,975,827
ENERGY EQUIPMENT & SERVICES — 1.07%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	2,100	2,108,173
7.50%, 11/15/18	884	1,112,823
Cameron International Corp.
4.50%, 06/01/21 (Call 03/01/21)	2,050	2,185,276
6.38%, 07/15/18	200	236,127
Diamond Offshore Drilling Inc.
4.88%, 07/01/15	150	160,163
5.88%, 05/01/19	2,350	2,767,816
Ensco PLC
3.25%, 03/15/16	2,792	2,928,990
4.70%, 03/15/21	3,353	3,578,073
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	1,000	942,096
Halliburton Co.
2.00%, 08/01/18 (Call 07/01/18)	500	503,585
3.25%, 11/15/21 (Call 08/15/21)	2,000	1,987,177
3.50%, 08/01/23 (Call 05/01/23)	2,000	1,968,906
6.15%, 09/15/19	1,814	2,180,760
Nabors Industries Inc.
4.63%, 09/15/21	1,750	1,759,296
5.10%, 09/15/23 (Call 06/15/23)[a]	3,000	3,012,996
9.25%, 01/15/19	1,003	1,258,445
National Oilwell Varco Inc.
1.35%, 12/01/17	900	892,742
2.60%, 12/01/22 (Call 09/01/22)	3,400	3,167,428
Noble Holding International Ltd.
2.50%, 03/15/17	300	304,376
3.45%, 08/01/15	1,600	1,662,724
3.95%, 03/15/22[b]	250	246,644
4.90%, 08/01/20[b]	1,200	1,281,239
Pride International Inc.
6.88%, 08/15/20	670	804,405
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	1,860	1,909,836
5.00%, 09/01/17	800	875,983
7.88%, 08/01/19	175	213,643
Transocean Inc.
3.80%, 10/15/22 (Call 07/15/22)	2,000	1,905,158
4.95%, 11/15/15	1,675	1,797,051

160

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

5.05%, 12/15/16	$1,769	$1,949,661
6.00%, 03/15/18	1,982	2,244,366
6.38%, 12/15/21	2,110	2,369,467
6.50%, 11/15/20[b]	1,618	1,831,840
Weatherford International Ltd.
5.13%, 09/15/20	1,780	1,904,220
5.50%, 02/15/16	210	228,901
6.35%, 06/15/17[b]	3,685	4,217,941
9.63%, 03/01/19	538	695,071

		59,193,398
FOOD & STAPLES RETAILING — 1.14%
Costco Wholesale Corp.
1.13%, 12/15/17	2,500	2,481,007
1.70%, 12/15/19	2,000	1,943,872
5.50%, 03/15/17	1,650	1,875,306
CVS Caremark Corp.
3.25%, 05/18/15	1,550	1,603,313
4.75%, 05/18/20 (Call 12/18/19)	3,700	4,061,369
5.75%, 06/01/17	1,360	1,554,927
6.13%, 08/15/16	480	541,725
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
4.13%, 04/10/19	1,000	1,041,742
Kroger Co. (The)
2.20%, 01/15/17[b]	1,350	1,382,091
3.40%, 04/15/22 (Call 01/15/22)	1,000	963,694
3.85%, 08/01/23 (Call 05/01/23)	1,000	982,335
3.90%, 10/01/15	1,250	1,317,085
4.95%, 01/15/15	90	94,247
6.15%, 01/15/20	53	60,953
6.40%, 08/15/17	1,750	2,032,561
6.80%, 12/15/18	290	349,930
Safeway Inc.
3.95%, 08/15/20	750	752,498
4.75%, 12/01/21[b]	950	963,113
5.00%, 08/15/19	2,755	2,931,902
6.35%, 08/15/17[b]	1,050	1,174,830
Sysco Corp.
5.25%, 02/12/18	2,000	2,277,791
Wal-Mart Stores Inc.
1.13%, 04/11/18	5,150	5,056,151
1.50%, 10/25/15	1,931	1,964,520
1.95%, 12/15/18	2,000	2,014,442
2.25%, 07/08/15	1,160	1,192,742
2.55%, 04/11/23 (Call 01/11/23)	5,750	5,333,497
2.80%, 04/15/16	1,368	1,433,687
3.25%, 10/25/20	1,629	1,680,643
3.63%, 07/08/20	977	1,034,804
4.13%, 02/01/19	1,450	1,596,851
4.25%, 04/15/21	2,499	2,714,096
4.50%, 07/01/15	110	116,858
5.38%, 04/05/17	1,661	1,889,473
5.80%, 02/15/18	1,898	2,226,096
Walgreen Co.
1.80%, 09/15/17	1,200	1,208,393
3.10%, 09/15/22	2,500	2,350,104
5.25%, 01/15/19	627	710,729

		62,909,377
FOOD PRODUCTS — 1.36%
Archer-Daniels-Midland Co.

Security	Principal (000s)	Value

4.48%, 03/01/21	$2,045	$2,186,681
5.45%, 03/15/18	750	861,855
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	1,140	1,206,592
8.50%, 06/15/19	940	1,175,372
Bunge NA Finance LP
5.90%, 04/01/17	150	168,053
Campbell Soup Co.
3.05%, 07/15/17	500	523,812
3.38%, 08/15/14	1,330	1,357,814
4.25%, 04/15/21	1,000	1,032,410
4.50%, 02/15/19	580	636,607
ConAgra Foods Inc.
1.30%, 01/25/16	1,988	2,002,185
1.90%, 01/25/18[b]	1,700	1,690,643
3.20%, 01/25/23 (Call 10/25/22)	1,000	932,433
3.25%, 09/15/22	2,150	2,024,957
7.00%, 04/15/19[b]	900	1,087,843
General Mills Inc.
0.88%, 01/29/16	3,000	3,008,423
3.15%, 12/15/21 (Call 09/15/21)	1,396	1,372,362
5.20%, 03/17/15	250	264,838
5.65%, 02/15/19	1,958	2,282,308
5.70%, 02/15/17	830	941,791
Hershey Co. (The)
1.50%, 11/01/16	1,150	1,157,424
4.13%, 12/01/20	1,000	1,080,903
4.85%, 08/15/15	140	149,733
5.45%, 09/01/16	180	199,679
Hormel Foods Corp.
4.13%, 04/15/21 (Call 01/15/21)	125	128,459
Ingredion Inc.
3.20%, 11/01/15	250	259,300
4.63%, 11/01/20	1,150	1,211,325
J.M. Smucker Co. (The)
3.50%, 10/15/21	2,000	1,994,175
Kellogg Co.
1.88%, 11/17/16	1,740	1,778,988
2.75%, 03/01/23	1,000	915,607
3.25%, 05/21/18	940	994,211
4.00%, 12/15/20	1,163	1,221,788
4.15%, 11/15/19	1,250	1,363,548
4.45%, 05/30/16	2,192	2,363,159
Kraft Foods Group Inc.
1.63%, 06/04/15	650	659,596
2.25%, 06/05/17	1,880	1,928,131
3.50%, 06/06/22	3,900	3,803,824
6.13%, 08/23/18	4,000	4,715,179
McCormick & Co. Inc.
3.90%, 07/15/21 (Call 04/15/21)	1,200	1,257,023
Mead Johnson Nutrition Co.
3.50%, 11/01/14	875	896,775
4.90%, 11/01/19	1,450	1,599,237
Mondelez International Inc.
4.13%, 02/09/16	2,744	2,932,647
5.38%, 02/10/20	4,059	4,589,496
6.13%, 02/01/18	2,969	3,498,018
6.13%, 08/23/18	2,338	2,787,369
6.50%, 08/11/17	1,848	2,182,570
Nabisco Inc.
7.55%, 06/15/15	280	309,214
Sara Lee Corp.
2.75%, 09/15/15	100	101,681
4.10%, 09/15/20	798	824,612

161

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	$2,500	$2,554,698
6.60%, 04/01/16	800	887,200

		75,102,548
GAS UTILITIES — 0.22%
AGL Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	1,200	1,212,841
5.25%, 08/15/19	550	624,029
6.38%, 07/15/16[b]	425	478,847
Atmos Energy Corp.
6.35%, 06/15/17	150	172,247
8.50%, 03/15/19	168	216,781
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)[b]	2,023	2,190,281
6.13%, 11/01/17	200	231,920
6.15%, 05/01/16[b]	210	233,812
Consolidated Natural Gas Co. Series A
5.00%, 12/01/14	110	114,796
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	1,500	1,460,719
4.90%, 12/01/21 (Call 09/01/21)	680	714,783
8.75%, 05/01/19	750	947,423
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)[b]	1,540	1,454,120
5.20%, 06/15/15	1,270	1,347,826
Questar Corp.
2.75%, 02/01/16	200	205,465
Southern California Gas Co. Series HH
5.45%, 04/15/18	200	230,659
Southern Natural Gas Co. LLC
5.90%, 04/01/17[a]	325	368,267

		12,204,816
HEALTH CARE EQUIPMENT & SUPPLIES — 1.00%
Abbott Laboratories
4.13%, 05/27/20	300	325,433
5.13%, 04/01/19	2,578	2,934,728
Baxter International Inc.
1.85%, 01/15/17	1,650	1,689,473
2.40%, 08/15/22	1,000	922,144
3.20%, 06/15/23 (Call 03/15/23)	2,500	2,421,357
4.25%, 03/15/20	1,650	1,792,749
4.50%, 08/15/19	1,200	1,338,416
4.63%, 03/15/15	190	199,879
5.38%, 06/01/18	500	570,685
5.90%, 09/01/16	1,100	1,232,301
Becton, Dickinson and Co.
1.75%, 11/08/16	1,400	1,415,104
3.13%, 11/08/21	2,087	2,055,587
3.25%, 11/12/20	900	914,441
Boston Scientific Corp.
4.13%, 10/01/23 (Call 07/01/23)	625	621,562
6.00%, 01/15/20	2,062	2,387,774
6.40%, 06/15/16	1,500	1,688,679
CareFusion Corp.
6.38%, 08/01/19	1,205	1,387,705
Covidien International Finance SA

Security	Principal (000s)	Value

2.95%, 06/15/23 (Call 03/15/23)	$1,000	$936,918
4.20%, 06/15/20	4,050	4,338,492
6.00%, 10/15/17	1,061	1,227,847
CR Bard Inc.
1.38%, 01/15/18	1,250	1,224,640
2.88%, 01/15/16	1,250	1,302,211
4.40%, 01/15/21 (Call 10/15/20)	1,125	1,178,013
DENTSPLY International Inc.
2.75%, 08/15/16	140	144,306
4.13%, 08/15/21 (Call 05/15/21)	1,945	1,955,463
Edwards Lifesciences Corp.
2.88%, 10/15/18	1,000	1,005,693
Medtronic Inc.
1.38%, 04/01/18	1,500	1,479,167
2.63%, 03/15/16	2,600	2,714,421
2.75%, 04/01/23 (Call 01/01/23)	3,500	3,267,881
3.00%, 03/15/15	220	227,143
4.13%, 03/15/21 (Call 12/15/20)	2,000	2,147,298
4.45%, 03/15/20	1,494	1,640,403
5.60%, 03/15/19	750	859,332
Series B
4.75%, 09/15/15	420	451,356
St. Jude Medical Inc.
2.50%, 01/15/16	250	257,780
Stryker Corp.
2.00%, 09/30/16	990	1,023,074
4.38%, 01/15/20	1,500	1,637,123
Zimmer Holdings Inc.
1.40%, 11/30/14	570	573,845
3.38%, 11/30/21 (Call 08/30/21)	1,180	1,166,356
4.63%, 11/30/19	350	380,029

		55,036,808
HEALTH CARE PROVIDERS & SERVICES — 1.75%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	2,650	2,628,923
1.75%, 05/15/17 (Call 04/15/17)	1,288	1,291,065
2.75%, 11/15/22 (Call 08/15/22)	1,650	1,526,367
3.95%, 09/01/20	1,257	1,326,104
4.13%, 06/01/21 (Call 03/01/21)[b]	1,700	1,793,402
6.00%, 06/15/16	838	943,596
AmerisourceBergen Corp.
3.50%, 11/15/21 (Call 08/15/21)	1,875	1,869,521
5.88%, 09/15/15	1,095	1,188,779
Cardinal Health Inc.
3.20%, 06/15/22	1,400	1,335,052
3.20%, 03/15/23[b]	1,300	1,225,500
4.00%, 06/15/15	2,090	2,190,438
Cigna Corp.
2.75%, 11/15/16	1,150	1,198,406
4.00%, 02/15/22 (Call 11/15/21)	149	152,214
4.38%, 12/15/20 (Call 09/15/20)	900	963,688
4.50%, 03/15/21 (Call 12/15/20)	1,536	1,644,989
5.13%, 06/15/20	288	321,511
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	1,215	1,358,639
5.95%, 03/15/17	600	685,173
Dignity Health
3.13%, 11/01/22	1,050	952,671
Express Scripts Holding Co.
2.10%, 02/12/15	4,650	4,723,544
2.65%, 02/15/17	1,000	1,036,845

162

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

3.13%, 05/15/16	$2,099	$2,202,018
3.50%, 11/15/16	1,900	2,024,016
3.90%, 02/15/22	1,240	1,249,288
4.75%, 11/15/21	800	855,014
7.25%, 06/15/19	2,150	2,657,752
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	288	269,810
6.30%, 08/01/18[b]	200	233,092
6.45%, 06/01/16	340	382,721
7.20%, 06/15/18	2,600	3,141,250
Laboratory Corp. of America Holdings
2.20%, 08/23/17	900	906,787
3.13%, 05/15/16	1,400	1,450,388
3.75%, 08/23/22 (Call 05/23/22)	2,500	2,446,591
4.63%, 11/15/20 (Call 08/15/20)	700	741,921
5.63%, 12/15/15	170	185,612
McKesson Corp.
0.95%, 12/04/15	2,050	2,052,039
1.40%, 03/15/18	1,000	975,096
2.70%, 12/15/22 (Call 09/15/22)	1,563	1,422,123
3.25%, 03/01/16	1,200	1,260,359
4.75%, 03/01/21 (Call 12/01/20)	750	807,430
5.70%, 03/01/17	567	633,839
7.50%, 02/15/19	1,985	2,457,903
Medco Health Solutions Inc.
2.75%, 09/15/15	1,050	1,085,719
4.13%, 09/15/20	500	523,574
7.13%, 03/15/18	1,338	1,606,915
Quest Diagnostics Inc.
4.70%, 04/01/21	1,800	1,857,087
4.75%, 01/30/20	150	157,823
5.45%, 11/01/15	1,470	1,590,352
6.40%, 07/01/17	480	546,444
UnitedHealth Group Inc.
0.85%, 10/15/15	2,350	2,360,922
1.40%, 10/15/17	2,400	2,400,102
1.63%, 03/15/19[b]	2,400	2,346,882
1.88%, 11/15/16	900	924,638
3.38%, 11/15/21 (Call 08/15/21)	1,400	1,403,160
3.88%, 10/15/20 (Call 07/15/20)[b]	100	105,762
4.70%, 02/15/21 (Call 11/15/20)	800	879,761
4.88%, 03/15/15	1,322	1,394,971
6.00%, 06/15/17	2,500	2,879,892
6.00%, 02/15/18	1,169	1,370,141
WellPoint Inc.
1.25%, 09/10/15	800	807,180
1.88%, 01/15/18[b]	930	928,387
3.13%, 05/15/22	1,396	1,319,435
3.30%, 01/15/23	1,000	943,805
3.70%, 08/15/21 (Call 05/15/21)[b]	3,300	3,323,608
4.35%, 08/15/20	3,400	3,625,203
5.00%, 12/15/14	1,125	1,175,946
5.25%, 01/15/16	812	883,852
5.88%, 06/15/17	1,350	1,541,337

		96,694,374
HOTELS, RESTAURANTS & LEISURE — 0.59%
Carnival Corp.
1.88%, 12/15/17	1,900	1,875,620
Darden Restaurants Inc.
4.50%, 10/15/21	1,350	1,285,965
6.20%, 10/15/17	215	241,483

Security	Principal (000s)	Value

Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	$940	$879,621
3.88%, 08/15/16 (Call 07/15/16)[b]	170	181,300
5.38%, 08/15/21 (Call 05/15/21)	1,338	1,445,772
International Game Technology
5.50%, 06/15/20	500	526,818
7.50%, 06/15/19	1,465	1,734,327
Marriott International Inc.
3.00%, 03/01/19 (Call 12/01/18)	1,500	1,533,772
3.25%, 09/15/22 (Call 06/15/22)	1,000	945,391
3.38%, 10/15/20 (Call 07/15/20)	1,000	1,002,964
5.81%, 11/10/15	230	248,345
6.20%, 06/15/16	200	223,363
McDonald’s Corp.
1.88%, 05/29/19	2,600	2,581,995
2.63%, 01/15/22	654	627,627
3.63%, 05/20/21	1,250	1,294,099
5.30%, 03/15/17[b]	245	277,389
5.35%, 03/01/18	1,156	1,331,405
5.80%, 10/15/17	500	581,629
Starbucks Corp.
3.85%, 10/01/23 (Call 07/01/23)	650	655,669
6.25%, 08/15/17	350	404,233
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	1,500	1,395,049
6.75%, 05/15/18	1,150	1,358,108
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	2,500	2,486,090
2.95%, 03/01/17 (Call 02/01/17)	1,550	1,589,246
4.25%, 03/01/22 (Call 12/01/21)	800	781,322
5.63%, 03/01/21	305	329,088
6.00%, 12/01/16	14	15,561
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	625	622,346
3.88%, 11/01/20 (Call 08/01/20)	300	305,146
3.88%, 11/01/23 (Call 08/01/23)	1,500	1,466,426
4.25%, 09/15/15	100	106,041
5.30%, 09/15/19	1,275	1,416,916
6.25%, 04/15/16	200	224,031
6.25%, 03/15/18	392	459,803

		32,433,960
HOUSEHOLD DURABLES — 0.20%
MDC Holdings Inc.
5.38%, 12/15/14	70	72,625
5.38%, 07/01/15	150	157,500
5.63%, 02/01/20	1,250	1,300,000
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	1,500	1,428,187
6.38%, 01/15/16	500	552,000
Newell Rubbermaid Inc.
2.00%, 06/15/15	850	862,294
2.05%, 12/01/17	1,000	997,377
4.00%, 06/15/22 (Call 03/15/22)	1,000	989,839
4.70%, 08/15/20	600	637,426
6.25%, 04/15/18	200	230,079
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	1,225	1,244,913
Whirlpool Corp.
3.70%, 03/01/23[b]	1,500	1,454,993
4.85%, 06/15/21[b]	1,200	1,290,678

		11,217,911

163

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

HOUSEHOLD PRODUCTS — 0.61%
Church & Dwight Co. Inc.
2.88%, 10/01/22	$1,000	$931,661
3.35%, 12/15/15	150	155,398
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)[b]	1,000	948,520
3.55%, 11/01/15	200	210,244
3.80%, 11/15/21	810	818,743
5.00%, 01/15/15	1,620	1,697,346
5.95%, 10/15/17	1,120	1,288,595
Colgate-Palmolive Co.
1.30%, 01/15/17	1,200	1,200,408
2.30%, 05/03/22	1,500	1,401,819
2.63%, 05/01/17	500	519,873
3.15%, 08/05/15[b]	1,340	1,401,094
5.20%, 11/07/16	750	828,113
Energizer Holdings Inc.
4.70%, 05/19/21	1,500	1,553,236
4.70%, 05/24/22	500	507,252
Kimberly-Clark Corp.
2.40%, 03/01/22	720	681,408
3.63%, 08/01/20[b]	750	790,065
3.88%, 03/01/21	400	425,529
4.88%, 08/15/15	330	354,193
6.13%, 08/01/17	1,058	1,236,094
6.25%, 07/15/18	640	767,053
7.50%, 11/01/18	1,600	2,011,047
Procter & Gamble Co. (The)
1.45%, 08/15/16	3,013	3,074,779
1.60%, 11/15/18	2,250	2,247,986
1.80%, 11/15/15	2,709	2,779,591
2.30%, 02/06/22[b]	1,500	1,419,870
3.50%, 02/15/15	1,430	1,484,669
4.70%, 02/15/19	2,223	2,530,210
4.85%, 12/15/15	210	227,970

		33,492,766
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.38%
Constellation Energy Group Inc.
4.55%, 06/15/15	2,013	2,111,719
5.15%, 12/01/20 (Call 09/01/20)	3,000	3,219,758
Exelon Generation Co. LLC
4.00%, 10/01/20 (Call 07/01/20)	3,050	3,078,539
5.20%, 10/01/19[b]	1,200	1,314,113
6.20%, 10/01/17[b]	1,000	1,138,778
PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	2,200	2,129,234
6.20%, 05/15/16	483	535,129
PSEG Power LLC
2.75%, 09/15/16	500	513,631
4.15%, 09/15/21 (Call 06/15/21)	750	762,843
5.13%, 04/15/20	868	953,503
5.50%, 12/01/15	1,510	1,635,746
Southern Power Co. Series D
4.88%, 07/15/15	1,270	1,350,682
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)[b]	1,500	1,444,016
4.75%, 01/15/15	840	873,420

		21,061,111

Security	Principal (000s)	Value

INDUSTRIAL CONGLOMERATES — 0.65%
3M Co.
1.00%, 06/26/17	$1,000	$992,380
1.38%, 09/29/16	612	625,213
2.00%, 06/26/22	1,500	1,393,613
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	1,500	1,434,635
Danaher Corp.
2.30%, 06/23/16	100	103,141
3.90%, 06/23/21 (Call 03/23/21)	2,640	2,773,652
5.40%, 03/01/19	558	643,401
5.63%, 01/15/18	1,100	1,254,250
General Electric Co.
0.85%, 10/09/15	7,500	7,541,485
2.70%, 10/09/22	4,000	3,798,462
5.25%, 12/06/17	3,582	4,105,048
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/23[a]	1,500	1,483,489
6.88%, 08/15/18	1,992	2,365,931
Koninklijke Philips NV
3.75%, 03/15/22	1,896	1,913,127
5.75%, 03/11/18	1,056	1,227,498
Parker Hannifin Corp.
3.50%, 09/15/22	1,000	996,792
Pentair Finance SA
2.65%, 12/01/19	1,268	1,210,415
3.15%, 09/15/22 (Call 06/15/22)	2,250	2,063,381

		35,925,913
INSURANCE — 3.09%
ACE INA Holdings Inc.
2.60%, 11/23/15	2,080	2,152,489
5.70%, 02/15/17	1,500	1,699,505
5.80%, 03/15/18	200	230,736
5.90%, 06/15/19	825	972,101
AEGON Funding Co. LLC
5.75%, 12/15/20	360	404,358
Aflac Inc.
2.65%, 02/15/17	1,750	1,813,363
3.45%, 08/15/15[b]	1,050	1,098,498
4.00%, 02/15/22	200	203,604
8.50%, 05/15/19	800	1,034,426
Alleghany Corp.
5.63%, 09/15/20[b]	650	704,483
Allied World Assurance Co. Ltd.
5.50%, 11/15/20[b]	575	625,369
Allstate Corp. (The)
7.45%, 05/16/19[b]	1,763	2,227,380
American International Group Inc.
3.80%, 03/22/17	2,198	2,346,664
4.88%, 09/15/16	2,747	3,019,544
4.88%, 06/01/22	4,431	4,793,550
5.05%, 10/01/15	1,536	1,651,046
5.45%, 05/18/17	177	198,988
5.60%, 10/18/16	1,140	1,273,195
5.85%, 01/16/18	2,985	3,445,624
6.40%, 12/15/20	3,744	4,443,797
8.25%, 08/15/18	5,925	7,491,840
Aon PLC
3.13%, 05/27/16	350	365,648
3.50%, 09/30/15	750	783,641
5.00%, 09/30/20	2,000	2,188,105

164

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Aspen Insurance Holdings Ltd.
6.00%, 12/15/20[b]	$650	$723,062
Assurant Inc.
4.00%, 03/15/23[b]	1,000	970,288
Axis Capital Holdings Ltd.
5.75%, 12/01/14	200	209,697
Axis Specialty Finance LLC
5.88%, 06/01/20	1,500	1,655,770
Berkshire Hathaway Finance Corp.
2.45%, 12/15/15	1,000	1,037,020
3.00%, 05/15/22	1,500	1,446,322
3.20%, 02/11/15	1,550	1,601,282
4.25%, 01/15/21[b]	1,108	1,182,100
4.85%, 01/15/15	3,560	3,736,369
5.40%, 05/15/18[b]	1,428	1,644,585
Berkshire Hathaway Inc.
0.80%, 02/11/16	4,400	4,410,160
1.90%, 01/31/17	2,385	2,433,769
2.20%, 08/15/16	1,582	1,640,561
3.00%, 02/11/23	5,000	4,788,645
3.40%, 01/31/22	750	750,386
Chubb Corp. (The)
5.75%, 05/15/18	1,300	1,509,295
6.38%, 03/29/67 (Call 04/15/17)[d]	1,500	1,620,000
CNA Financial Corp.
5.75%, 08/15/21	740	833,337
5.85%, 12/15/14	1,650	1,736,561
5.88%, 08/15/20	1,400	1,597,808
6.50%, 08/15/16	210	237,171
7.35%, 11/15/19	105	129,168
Fidelity National Financial Inc.
5.50%, 09/01/22	1,000	1,046,379
Genworth Holdings Inc.
6.52%, 05/22/18[b]	1,143	1,315,813
7.20%, 02/15/21	1,650	1,927,805
7.63%, 09/24/21[b]	1,450	1,746,422
8.63%, 12/15/16[b]	500	598,109
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	800	881,964
Hartford Financial Services Group Inc.
4.00%, 10/15/17[b]	2,400	2,569,729
6.00%, 01/15/19	1,600	1,860,200
6.30%, 03/15/18[b]	1,737	2,012,314
HCC Insurance Holdings Inc.
6.30%, 11/15/19	130	151,396
Kemper Corp.
6.00%, 11/30/15[b]	1,000	1,077,525
6.00%, 05/15/17	350	383,750
Lincoln National Corp.
4.20%, 03/15/22	2,288	2,353,709
4.85%, 06/24/21	1,150	1,237,139
6.25%, 02/15/20	550	637,255
7.00%, 05/17/66 (Call 05/17/16)[b,d]	1,000	1,025,000
8.75%, 07/01/19	830	1,076,670
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	2,000	1,815,922
5.25%, 03/15/16	260	284,668
Manulife Financial Corp.
3.40%, 09/17/15	1,000	1,041,293
4.90%, 09/17/20[b]	1,000	1,068,837
Markel Corp.
5.35%, 06/01/21	1,800	1,969,255

Security	Principal (000s)	Value

Marsh & McLennan Companies Inc.
4.80%, 07/15/21 (Call 04/15/21)	$575	$616,168
5.75%, 09/15/15	1,013	1,098,849
9.25%, 04/15/19	500	652,835
MetLife Inc.
1.76%, 12/15/17	1,000	996,948
3.05%, 12/15/22	360	341,368
4.75%, 02/08/21	1,801	1,973,744
5.00%, 06/15/15	743	792,172
6.75%, 06/01/16	1,441	1,647,243
7.72%, 02/15/19	1,122	1,412,942
Series A
6.82%, 08/15/18	5,000	6,054,089
PartnerRe Finance B LLC
5.50%, 06/01/20	800	873,239
Principal Financial Group Inc.
3.30%, 09/15/22	1,550	1,487,747
8.88%, 05/15/19	500	650,064
Progressive Corp. (The)
3.75%, 08/23/21[b]	975	1,003,179
6.70%, 06/15/67 (Call 06/15/17)[d]	1,000	1,080,000
Protective Life Corp.
7.38%, 10/15/19	700	853,667
Prudential Financial Inc.
3.00%, 05/12/16	750	783,501
4.50%, 11/16/21[b]	1,250	1,339,540
5.38%, 06/21/20	300	340,349
5.50%, 03/15/16	170	186,681
5.63%, 06/15/43 (Call 06/15/23)[d]	2,000	1,960,000
5.88%, 09/15/42 (Call 09/15/22)[d]	3,000	3,037,500
6.20%, 01/15/15	50	53,057
7.38%, 06/15/19	1,243	1,548,137
8.88%, 06/15/38 (Call 06/15/18)[d]	1,000	1,210,000
Series B
5.10%, 09/20/14	2,450	2,537,987
Series C
4.75%, 06/13/15	270	285,922
Series D
3.88%, 01/14/15	1,640	1,698,514
4.75%, 09/17/15	1,577	1,687,158
6.00%, 12/01/17	996	1,153,046
Reinsurance Group of America Inc.
5.00%, 06/01/21	1,595	1,698,292
6.45%, 11/15/19	1,200	1,400,109
RenRe North America Holdings Inc.
5.75%, 03/15/20[b]	125	137,105
StanCorp Financial Group Inc.
5.00%, 08/15/22	950	950,441
Torchmark Corp.
3.80%, 09/15/22	1,000	974,951
6.38%, 06/15/16	350	387,317
9.25%, 06/15/19	325	423,327
Transatlantic Holdings Inc.
5.75%, 12/14/15	1,580	1,718,485
Travelers Companies Inc. (The)
3.90%, 11/01/20	1,500	1,594,114
5.50%, 12/01/15	320	349,983
5.75%, 12/15/17	530	611,449
5.80%, 05/15/18	1,837	2,138,356
6.25%, 06/20/16	500	566,081
Trinity Acquisition PLC
4.63%, 08/15/23	2,000	1,989,474

165

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Unum Group
5.63%, 09/15/20	$600	$659,585
7.13%, 09/30/16	650	743,261
Willis Group Holdings PLC
5.75%, 03/15/21	400	432,237
WR Berkley Corp.
4.63%, 03/15/22	1,200	1,231,742
5.38%, 09/15/20[b]	300	324,436
7.38%, 09/15/19	1,250	1,513,495
XLIT Ltd.
2.30%, 12/15/18	150	149,936
5.25%, 09/15/14	2,430	2,518,452

		171,010,738
INTERNET & CATALOG RETAIL — 0.15%
Amazon.com Inc.
0.65%, 11/27/15	1,500	1,500,594
1.20%, 11/29/17	1,500	1,477,518
2.50%, 11/29/22 (Call 08/29/22)	1,500	1,367,418
Expedia Inc.
5.95%, 08/15/20	1,400	1,498,000
7.46%, 08/15/18	500	587,500
QVC Inc.
5.13%, 07/02/22	2,000	1,997,531

		8,428,561
INTERNET SOFTWARE & SERVICES — 0.23%
Baidu Inc.
2.25%, 11/28/17	4,800	4,805,760
3.50%, 11/28/22	2,000	1,867,184
eBay Inc.
1.35%, 07/15/17	978	981,147
1.63%, 10/15/15	1,000	1,020,938
2.60%, 07/15/22 (Call 04/15/22)	2,372	2,203,772
3.25%, 10/15/20 (Call 07/15/20)	700	711,115
Google Inc.
2.13%, 05/19/16	707	733,647
3.63%, 05/19/21	561	586,502

		12,910,065
IT SERVICES — 0.97%
Computer Sciences Corp.
2.50%, 09/15/15	1,750	1,789,504
4.45%, 09/15/22[b]	1,200	1,172,423
6.50%, 03/15/18	810	935,291
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	500	459,482
5.00%, 03/15/22 (Call 03/15/17)	3,700	3,777,285
Fiserv Inc.
3.13%, 06/15/16	2,000	2,092,205
3.50%, 10/01/22 (Call 07/01/22)	1,000	943,629
4.63%, 10/01/20[b]	1,000	1,046,601
4.75%, 06/15/21	850	888,743
6.80%, 11/20/17	1,250	1,462,798
International Business Machines Corp.
0.55%, 02/06/15	250	250,677
0.75%, 05/11/15	2,500	2,512,231
1.25%, 02/06/17	2,223	2,199,722
1.25%, 02/08/18	5,000	4,949,692
1.63%, 05/15/20	4,500	4,221,381
1.88%, 08/01/22	2,500	2,222,418

Security	Principal (000s)	Value

1.95%, 07/22/16	$1,875	$1,936,047
2.00%, 01/05/16	1,992	2,045,167
2.90%, 11/01/21	4,400	4,340,921
5.70%, 09/14/17	2,150	2,491,536
7.63%, 10/15/18	2,179	2,752,329
8.38%, 11/01/19	1,802	2,410,334
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)	1,900	1,929,439
Western Union Co. (The)
2.38%, 12/10/15	1,700	1,727,512
3.65%, 08/22/18[b]	1,250	1,283,353
5.93%, 10/01/16	1,400	1,558,826

		53,399,546
LEISURE EQUIPMENT & PRODUCTS — 0.04%
Mattel Inc.
1.70%, 03/15/18	1,000	986,957
2.50%, 11/01/16	400	413,416
4.35%, 10/01/20	500	528,968

		1,929,341
LIFE SCIENCES TOOLS & SERVICES — 0.35%
Agilent Technologies Inc.
5.00%, 07/15/20[b]	700	752,889
5.50%, 09/14/15	1,750	1,890,013
6.50%, 11/01/17	1,600	1,872,625
Life Technologies Corp.
4.40%, 03/01/15	1,230	1,279,922
5.00%, 01/15/21 (Call 10/15/20)	650	702,781
6.00%, 03/01/20	1,121	1,277,551
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	1,000	1,023,546
Thermo Fisher Scientific Inc.
1.85%, 01/15/18[b]	2,000	1,989,053
2.25%, 08/15/16	2,288	2,349,050
3.20%, 03/01/16	1,735	1,814,797
3.25%, 11/20/14	1,370	1,401,810
3.60%, 08/15/21 (Call 05/15/21)	1,554	1,544,396
4.50%, 03/01/21	1,353	1,430,712
5.00%, 06/01/15[b]	220	233,409

		19,562,554
MACHINERY — 0.65%
Caterpillar Inc.
0.95%, 06/26/15	4,400	4,428,158
1.50%, 06/26/17	5,000	5,027,998
2.60%, 06/26/22 (Call 03/26/22)[b]	1,500	1,406,905
3.90%, 05/27/21	1,173	1,231,896
5.70%, 08/15/16	904	1,018,058
7.90%, 12/15/18	3,374	4,320,135
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	1,152	1,093,166
4.38%, 10/16/19	553	622,223
Dover Corp.
4.30%, 03/01/21 (Call 12/01/20)	650	700,610
4.88%, 10/15/15	180	194,058
5.45%, 03/15/18	100	115,361
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	1,000	963,767

166

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Harsco Corp.
2.70%, 10/15/15	$1,400	$1,407,114
5.75%, 05/15/18	1,100	1,171,880
IDEX Corp.
4.20%, 12/15/21 (Call 09/15/21)	250	252,679
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	955	970,218
6.25%, 04/01/19	500	597,503
Ingersoll-Rand PLC
4.75%, 05/15/15	110	114,916
Joy Global Inc.
5.13%, 10/15/21[b]	1,500	1,582,619
Kennametal Inc.
3.88%, 02/15/22 (Call 11/15/21)	442	432,326
Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	900	953,465
Snap-On Inc.
4.25%, 01/15/18	450	489,143
6.13%, 09/01/21	125	145,324
Stanley Black & Decker Inc.
2.90%, 11/01/22	1,500	1,415,847
3.40%, 12/01/21 (Call 09/01/21)	758	753,154
5.75%, 11/15/16	820	925,366
Xylem Inc.
3.55%, 09/20/16	490	517,965
4.88%, 10/01/21	2,750	2,911,770

		35,763,624
MEDIA — 2.98%
21st Century Fox America Inc.
3.00%, 09/15/22	2,000	1,889,609
4.00%, 10/01/23[a]	1,000	1,000,577
4.50%, 02/15/21	2,213	2,368,440
5.30%, 12/15/14	1,773	1,858,410
5.65%, 08/15/20	200	228,155
6.90%, 03/01/19	1,300	1,572,693
8.25%, 08/10/18	100	125,913
CBS Corp.
1.95%, 07/01/17	900	911,277
3.38%, 03/01/22 (Call 12/01/21)	1,600	1,542,007
4.63%, 05/15/18	170	187,110
5.75%, 04/15/20	1,100	1,234,059
8.88%, 05/15/19	1,300	1,681,790
Comcast Cable Communications LLC
8.88%, 05/01/17	4,530	5,577,342
Comcast Corp.
3.13%, 07/15/22	7,500	7,269,019
4.95%, 06/15/16	1,070	1,174,735
5.15%, 03/01/20	2,092	2,353,822
5.70%, 05/15/18	2,275	2,638,544
5.70%, 07/01/19	3,000	3,518,006
5.85%, 11/15/15[b]	1,806	1,981,867
5.90%, 03/15/16	3,867	4,299,909
6.30%, 11/15/17	3,398	3,992,230
6.50%, 01/15/17	1,363	1,577,386
COX Communications Inc.
5.45%, 12/15/14	347	364,142
5.50%, 10/01/15	610	658,340
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18[b]	1,500	1,474,181
2.40%, 03/15/17	2,962	3,033,875
3.50%, 03/01/16	2,476	2,605,765
3.55%, 03/15/15	2,045	2,116,148

Security	Principal (000s)	Value

3.80%, 03/15/22	$2,162	$2,069,371
4.60%, 02/15/21 (Call 11/15/20)	2,128	2,174,711
5.00%, 03/01/21	3,689	3,849,945
5.20%, 03/15/20	600	646,830
5.88%, 10/01/19	1,788	2,028,498
Discovery Communications LLC
3.30%, 05/15/22	3,500	3,351,807
3.70%, 06/01/15	1,130	1,181,018
4.38%, 06/15/21	1,500	1,566,834
5.05%, 06/01/20	2,327	2,564,591
5.63%, 08/15/19	1,050	1,212,024
Graham Holdings Co.
7.25%, 02/01/19	100	119,042
Historic TW Inc.
6.88%, 06/15/18	1,380	1,661,935
7.25%, 10/15/17	400	476,398
Interpublic Group of Companies Inc. (The)
2.25%, 11/15/17	1,500	1,494,991
4.00%, 03/15/22	595	568,919
NBCUniversal Media LLC
2.88%, 04/01/16	1,397	1,459,110
3.65%, 04/30/15	3,500	3,652,595
5.15%, 04/30/20	1,826	2,060,020
Omnicom Group Inc.
3.63%, 05/01/22	2,492	2,427,052
4.45%, 08/15/20	1,065	1,122,201
5.90%, 04/15/16	1,373	1,528,466
6.25%, 07/15/19	1,800	2,096,595
Reed Elsevier Capital Inc.
8.63%, 01/15/19	2,200	2,802,768
Reed Elsevier NV
3.13%, 10/15/22 (Call 07/15/22)	84	78,062
Scripps Networks Interactive Inc.
2.70%, 12/15/16	1,000	1,042,685
Thomson Reuters Corp.
3.95%, 09/30/21 (Call 06/30/21)	1,000	1,007,182
4.30%, 11/23/23	1,000	1,004,641
4.70%, 10/15/19	1,300	1,426,301
6.50%, 07/15/18	982	1,155,299
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)[b]	5,163	4,852,584
4.13%, 02/15/21 (Call 11/15/20)	2,000	1,913,488
5.00%, 02/01/20	3,987	4,062,469
5.85%, 05/01/17	1,099	1,209,774
6.75%, 07/01/18	1,301	1,461,649
8.25%, 04/01/19	1,898	2,218,382
8.75%, 02/14/19	2,746	3,270,644
Time Warner Inc.
3.40%, 06/15/22[b]	4,000	3,900,668
4.00%, 01/15/22	750	760,777
4.70%, 01/15/21	2,227	2,380,725
4.75%, 03/29/21	1,480	1,589,461
4.88%, 03/15/20	1,145	1,253,943
5.88%, 11/15/16	1,959	2,220,242
Viacom Inc.
1.25%, 02/27/15	1,900	1,910,046
2.50%, 12/15/16	1,150	1,188,766
3.50%, 04/01/17	1,150	1,221,067
3.88%, 12/15/21	1,250	1,252,788
4.25%, 09/15/15	1,100	1,165,843
4.50%, 03/01/21[b]	1,650	1,744,770
5.63%, 09/15/19[b]	600	688,636
6.13%, 10/05/17	160	184,373
6.25%, 04/30/16	1,862	2,082,970

167

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Walt Disney Co. (The)
0.88%, 12/01/14	$1,788	$1,797,901
1.10%, 12/01/17	1,000	988,418
1.13%, 02/15/17	2,697	2,668,061
1.35%, 08/16/16	1,506	1,532,469
2.35%, 12/01/22	2,500	2,308,553
2.55%, 02/15/22	200	188,705
3.75%, 06/01/21	1,750	1,820,569
5.50%, 03/15/19	1,600	1,846,751
5.63%, 09/15/16	93	105,009
Series B
5.88%, 12/15/17	100	115,768
WPP Finance 2010
3.63%, 09/07/22	1,900	1,826,919

		164,798,430
METALS & MINING — 2.13%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)[b]	4,532	4,630,502
5.55%, 02/01/17[b]	1,173	1,270,470
5.72%, 02/23/19	279	298,852
6.15%, 08/15/20	1,191	1,272,146
6.75%, 07/15/18	2,079	2,337,683
Allegheny Technologies Inc.
9.38%, 06/01/19	550	678,190
Barrick Gold Corp.
2.90%, 05/30/16	1,636	1,710,666
3.85%, 04/01/22	1,675	1,511,700
4.10%, 05/01/23	2,000	1,808,272
6.95%, 04/01/19	1,246	1,457,454
Barrick Gold Finance Co.
4.88%, 11/15/14	160	166,319
Barrick North America Finance LLC
4.40%, 05/30/21	1,303	1,251,284
Barrick PD Australia Finance Pty Ltd.
4.95%, 01/15/20[b]	3,500	3,569,723
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	3,500	3,522,733
1.13%, 11/21/14	190	191,484
1.63%, 02/24/17	3,696	3,746,932
1.88%, 11/21/16	2,327	2,386,912
2.05%, 09/30/18	675	680,619
2.88%, 02/24/22	1,295	1,247,203
3.25%, 11/21/21	2,382	2,366,709
3.85%, 09/30/23	1,000	1,004,658
6.50%, 04/01/19	2,264	2,746,374
7.25%, 03/01/16	670	764,641
Cliffs Natural Resources Inc.
3.95%, 01/15/18[b]	650	658,903
4.80%, 10/01/20[b]	1,960	1,940,509
5.90%, 03/15/20[b]	350	368,866
Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15	2,860	2,876,338
2.15%, 03/01/17[b]	850	857,494
2.38%, 03/15/18	600	599,169
3.10%, 03/15/20	1,000	967,905
3.55%, 03/01/22 (Call 12/01/21)	1,862	1,733,520
3.88%, 03/15/23 (Call 12/15/22)	9,400	8,826,394
Glencore Canada Corp.
5.38%, 06/01/15	760	803,872
6.00%, 10/15/15[b]	1,470	1,592,501

Security	Principal (000s)	Value

Goldcorp Inc.
2.13%, 03/15/18	$1,350	$1,324,718
3.70%, 03/15/23 (Call 12/15/22)[b]	1,900	1,731,076
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)[b]	240	223,000
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	1,247	1,079,494
5.13%, 10/01/19	3,158	3,334,526
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	1,500	1,472,519
5.75%, 12/01/17	1,350	1,541,519
5.85%, 06/01/18	1,200	1,378,981
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	350	340,271
6.20%, 11/15/16	290	318,178
Rio Tinto Alcan Inc.
5.00%, 06/01/15	210	222,573
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	1,200	1,222,906
2.25%, 09/20/16	850	875,145
2.50%, 05/20/16	2,000	2,068,337
3.50%, 11/02/20	1,448	1,457,518
3.75%, 09/20/21	2,032	2,035,699
4.13%, 05/20/21[b]	1,210	1,243,895
6.50%, 07/15/18	4,278	5,101,086
9.00%, 05/01/19	1,257	1,654,363
Rio Tinto Finance (USA) PLC
1.13%, 03/20/15	2,400	2,426,568
1.63%, 08/21/17 (Call 07/21/17)	1,500	1,498,168
2.25%, 12/14/18 (Call 11/14/18)	1,800	1,808,649
2.88%, 08/21/22 (Call 05/21/22)[b]	2,000	1,853,481
Southern Copper Corp.
3.50%, 11/08/22[b]	2,550	2,353,446
Teck Resources Ltd.
2.50%, 02/01/18[b]	1,400	1,408,891
3.00%, 03/01/19	650	651,906
3.15%, 01/15/17	500	519,799
3.85%, 08/15/17	100	106,247
4.75%, 01/15/22 (Call 10/15/21)	2,250	2,266,130
5.38%, 10/01/15	1,000	1,076,985
Vale Inco Ltd.
5.70%, 10/15/15	70	75,312
Vale Overseas Ltd.
4.38%, 01/11/22	3,000	2,887,261
4.63%, 09/15/20[b]	3,000	3,066,935
5.63%, 09/15/19[b]	1,500	1,640,248
6.25%, 01/11/16	2,190	2,392,196
6.25%, 01/23/17[b]	1,322	1,479,963

		117,984,986
MULTI-UTILITIES — 0.80%
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	1,100	1,042,731
6.13%, 11/15/17	1,150	1,337,214
Avista Corp.
5.13%, 04/01/22	985	1,100,364
CenterPoint Energy Inc.
5.95%, 02/01/17	200	226,034
Consolidated Edison Co. of New York Inc.
5.50%, 09/15/16	1,200	1,336,048
5.85%, 04/01/18	700	817,374
7.13%, 12/01/18	924	1,146,331

168

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Series 05-C
5.38%, 12/15/15	$1,320	$1,435,701
Series 06-D
5.30%, 12/01/16	140	157,776
Consumers Energy Co.
3.38%, 08/15/23 (Call 05/15/23)	925	914,595
5.15%, 02/15/17	1,120	1,257,234
5.65%, 09/15/18	250	293,479
5.65%, 04/15/20	180	210,403
6.13%, 03/15/19	750	898,727
6.70%, 09/15/19	1,375	1,697,845
Series P
5.50%, 08/15/16	190	212,256
Dominion Resources Inc.
1.95%, 08/15/16	1,100	1,120,599
2.25%, 09/01/15	4,000	4,095,644
4.45%, 03/15/21	1,650	1,767,296
5.20%, 08/15/19	210	238,308
6.40%, 06/15/18	750	889,319
8.88%, 01/15/19	1,450	1,876,484
Series A
5.60%, 11/15/16	180	202,126
Series B
2.75%, 09/15/22 (Call 06/15/22)[b]	240	224,010
Series C
5.15%, 07/15/15	1,318	1,408,660
DTE Energy Co.
3.85%, 12/01/23 (Call 09/01/23)	1,000	1,002,273
6.35%, 06/01/16	210	235,761
Integrys Energy Group Inc.
4.17%, 11/01/20	500	525,357
National Grid PLC
6.30%, 08/01/16	1,184	1,340,522
NSTAR
4.50%, 11/15/19	1,175	1,287,997
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	1,500	1,371,709
3.50%, 08/15/20	275	285,964
San Diego Gas & Electric Co.
3.00%, 08/15/21	1,100	1,100,550
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	300	295,543
4.75%, 05/15/21 (Call 02/15/21)	1,750	1,811,906
Sempra Energy
6.15%, 06/15/18	1,634	1,908,353
9.80%, 02/15/19	3,350	4,490,117
TECO Finance Inc.
4.00%, 03/15/16	345	364,379
5.15%, 03/15/20	1,870	2,054,648

		43,981,637
MULTILINE RETAIL — 0.36%
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)		1,300 1,188,750
Family Dollar Stores Inc.
5.00%, 02/01/21		140 144,739
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[b]	2,188	2,177,326
6.25%, 12/15/17	950	1,101,944
Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)	4,460	4,399,504
5.90%, 12/01/16	1,373	1,549,844

Security	Principal (000s)	Value

Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)[b]	$1,000	$1,041,645
4.75%, 05/01/20	500	544,855
6.25%, 01/15/18	1,240	1,429,496
Target Corp.
2.90%, 01/15/22	2,262	2,183,470
3.88%, 07/15/20	1,127	1,196,776
5.38%, 05/01/17	112	127,733
5.88%, 07/15/16	92	104,545
6.00%, 01/15/18	2,374	2,790,211

		19,980,838
OFFICE ELECTRONICS — 0.22%
Pitney Bowes Inc.
4.75%, 01/15/16[b]	410	435,563
4.75%, 05/15/18	190	203,042
5.75%, 09/15/17	1,087	1,206,060
Xerox Corp.
2.95%, 03/15/17	500	514,736
4.25%, 02/15/15	1,558	1,619,083
4.50%, 05/15/21	1,629	1,671,277
5.63%, 12/15/19	900	1,006,460
6.35%, 05/15/18	2,726	3,148,606
6.40%, 03/15/16	1,800	2,000,102
6.75%, 02/01/17	200	229,476

		12,034,405
OIL, GAS & CONSUMABLE FUELS — 6.06%
Anadarko Petroleum Corp.
5.95%, 09/15/16	1,802	2,032,655
6.38%, 09/15/17	2,442	2,855,325
6.95%, 06/15/19	750	918,632
8.70%, 03/15/19	2,219	2,891,516
Apache Corp.
1.75%, 04/15/17	1,100	1,115,591
2.63%, 01/15/23 (Call 10/15/22)	360	335,781
3.25%, 04/15/22 (Call 01/15/22)	1,862	1,842,782
3.63%, 02/01/21 (Call 11/01/20)[b]	3,200	3,308,729
5.63%, 01/15/17	1,455	1,640,765
Apache Finance Canada Corp.
4.38%, 05/15/15	80	84,521
Boardwalk Pipelines Partners LP
5.50%, 02/01/17	110	119,044
5.75%, 09/15/19[b]	850	947,557
British Transco Finance Inc.
6.63%, 06/01/18	130	153,669
Buckeye Partners LP
4.88%, 02/01/21 (Call 11/01/20)	900	923,627
5.30%, 10/15/14	1,230	1,275,709
5.50%, 08/15/19	500	547,530
6.05%, 01/15/18	1,250	1,415,998
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (Call 08/15/21)[b]	2,600	2,585,242
4.90%, 12/01/14	70	72,982
5.70%, 05/15/17	1,126	1,276,981
5.90%, 02/01/18	350	403,711
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	1,000	942,398
3.80%, 09/15/23 (Call 06/15/23)	1,000	985,260
5.70%, 10/15/19	1,173	1,356,752

169

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Chevron Corp.
0.89%, 06/24/16	$5,000	$5,034,958
1.10%, 12/05/17 (Call 11/05/17)	2,000	1,970,915
1.72%, 06/24/18 (Call 05/24/18)	4,500	4,511,657
2.36%, 12/05/22 (Call 09/05/22)	5,000	4,581,860
3.19%, 06/24/23 (Call 03/24/23)	2,000	1,948,152
4.95%, 03/03/19	1,226	1,409,587
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	5,000	4,564,800
ConocoPhillips
4.60%, 01/15/15	3,600	3,767,869
5.20%, 05/15/18	1,050	1,199,826
5.75%, 02/01/19	2,928	3,450,359
6.00%, 01/15/20	1,387	1,622,967
6.65%, 07/15/18	1,240	1,497,057
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	1,500	1,484,194
2.40%, 12/15/22 (Call 09/15/22)	3,500	3,208,384
DCP Midstream Operating LP
3.25%, 10/01/15	480	490,304
3.88%, 03/15/23 (Call 12/15/22)[b]	2,000	1,870,783
4.95%, 04/01/22 (Call 01/01/22)	1,300	1,322,806
Devon Energy Corp.
2.40%, 07/15/16 (Call 06/15/16)	750	777,031
3.25%, 05/15/22 (Call 02/15/22)	531	510,329
4.00%, 07/15/21 (Call 04/15/21)[b]	2,250	2,318,194
6.30%, 01/15/19	1,250	1,467,883
Duke Capital LLC
8.00%, 10/01/19	1,550	1,906,877
El Paso Natural Gas Co.
5.95%, 04/15/17	350	393,288
El Paso Pipeline Partners Operating Co. LLC
5.00%, 10/01/21 (Call 07/01/21)	2,000	2,127,404
Enbridge Energy Partners LP
5.20%, 03/15/20	2,695	2,928,909
9.88%, 03/01/19	1,043	1,374,609
Enbridge Inc.
4.90%, 03/01/15	120	126,152
5.60%, 04/01/17[b]	1,325	1,485,382
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[b]	1,600	1,601,899
6.50%, 05/15/19	45	53,272
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	500	472,157
4.15%, 10/01/20 (Call 08/01/20)	1,675	1,717,436
4.65%, 06/01/21 (Call 03/01/21)	1,787	1,856,660
5.20%, 02/01/22 (Call 11/01/21)	1,866	1,988,152
5.95%, 02/01/15	1,140	1,205,685
6.13%, 02/15/17	230	259,930
6.70%, 07/01/18	1,350	1,586,467
9.00%, 04/15/19	840	1,060,244
9.70%, 03/15/19	665	857,270
Enterprise Products Operating LLC
1.25%, 08/13/15	1,550	1,563,854
3.20%, 02/01/16	405	425,174
3.35%, 03/15/23 (Call 12/15/22)	7,300	6,938,775
4.05%, 02/15/22	2,000	2,043,046
5.20%, 09/01/20	168	187,787
5.25%, 01/31/20	600	670,339
6.50%, 01/31/19	1,450	1,723,963
6.65%, 04/15/18	800	941,796
Series L
6.30%, 09/15/17	1,712	1,980,709
EOG Resources Inc.

Security	Principal (000s)	Value

2.50%, 02/01/16	$500	$518,837
2.63%, 03/15/23 (Call 12/15/22)	288	266,154
2.95%, 06/01/15	1,900	1,968,899
4.10%, 02/01/21	1,229	1,299,916
4.40%, 06/01/20	1,200	1,291,765
5.63%, 06/01/19	1,396	1,631,477
5.88%, 09/15/17[b]	453	525,017
6.88%, 10/01/18	400	485,104
EQT Corp.
4.88%, 11/15/21	1,350	1,388,762
6.50%, 04/01/18	900	1,024,756
8.13%, 06/01/19	1,650	1,997,672
Gulf South Pipeline Co. LP
4.00%, 06/15/22 (Call 03/15/22)[b]	1,000	986,302
Hess Corp.
8.13%, 02/15/19	1,526	1,913,717
Husky Energy Inc.
6.15%, 06/15/19	150	173,624
7.25%, 12/15/19	1,983	2,440,539
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	500	468,229
3.50%, 03/01/16	1,150	1,211,324
3.95%, 09/01/22 (Call 06/01/22)	500	491,177
4.15%, 03/01/22[b]	900	906,697
5.13%, 11/15/14	170	177,201
5.30%, 09/15/20	1,500	1,657,779
5.63%, 02/15/15	75	79,360
5.80%, 03/01/21[b]	150	168,419
5.95%, 02/15/18	1,405	1,619,222
6.00%, 02/01/17	1,000	1,132,366
6.85%, 02/15/20	3,115	3,712,959
9.00%, 02/01/19	1,600	2,057,193
Magellan Midstream Partners LP
4.25%, 02/01/21	1,170	1,225,732
5.65%, 10/15/16	220	248,264
6.55%, 07/15/19	1,525	1,843,568
Marathon Oil Corp.
0.90%, 11/01/15	4,400	4,410,864
5.90%, 03/15/18	874	1,006,064
6.00%, 10/01/17	667	766,323
Marathon Petroleum Corp.
3.50%, 03/01/16	1,590	1,675,880
5.13%, 03/01/21	1,461	1,597,856
Murphy Oil Corp.
2.50%, 12/01/17	850	856,827
3.70%, 12/01/22 (Call 09/01/22)	1,360	1,271,359
4.00%, 06/01/22 (Call 03/01/22)[b]	1,000	962,112
Nexen Energy ULC
6.20%, 07/30/19	1,750	2,050,682
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	2,848	2,947,948
8.25%, 03/01/19	828	1,042,748
Northern Border Pipeline Co. Series A
7.50%, 09/15/21	90	104,096
Northwest Pipeline LLC
6.05%, 06/15/18	215	251,188
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	2,000	1,987,946
1.75%, 02/15/17	1,900	1,930,424
2.50%, 02/01/16	400	415,421
2.70%, 02/15/23 (Call 11/15/22)[b]	5,000	4,615,615
3.13%, 02/15/22 (Call 11/15/21)	654	639,254

170

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Series 1
4.10%, 02/01/21 (Call 11/01/20)	$1,990	$2,111,379
ONEOK Partners LP
2.00%, 10/01/17 (Call 07/01/17)	1,000	1,000,403
3.25%, 02/01/16 (Call 01/01/16)	1,100	1,149,432
3.38%, 10/01/22 (Call 07/01/22)	1,500	1,415,522
6.15%, 10/01/16	425	478,426
8.63%, 03/01/19	1,120	1,430,800
Panhandle Eastern Pipe Line Co. LP
6.20%, 11/01/17	300	344,805
PC Financial Partnership
5.00%, 11/15/14	100	104,068
Petro-Canada
6.05%, 05/15/18	3,250	3,805,551
Petrohawk Energy Corp.
6.25%, 06/01/19 (Call 06/01/15)	1,500	1,635,000
7.25%, 08/15/18 (Call 08/15/14)	3,862	4,170,960
Phillips 66
1.95%, 03/05/15	5,000	5,080,222
2.95%, 05/01/17	1,200	1,257,375
4.30%, 04/01/22	2,000	2,050,304
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	700	705,465
6.65%, 03/15/17	2,000	2,312,599
7.50%, 01/15/20	100	123,153
Plains All American Pipeline LP
5.00%, 02/01/21 (Call 11/01/20)	3,475	3,816,040
5.75%, 01/15/20[b]	1,240	1,418,766
6.50%, 05/01/18	200	237,034
8.75%, 05/01/19	1,950	2,530,584
Plains Exploration & Production Co.
6.50%, 11/15/20 (Call 11/15/15)	2,500	2,737,500
6.88%, 02/15/23 (Call 02/15/18)[b]	3,000	3,330,000
Questar Pipeline Co.
5.83%, 02/01/18	1,000	1,153,768
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	450	452,165
Shell International Finance BV
0.63%, 12/04/15	300	300,389
1.13%, 08/21/17	1,000	995,147
2.00%, 11/15/18	860	869,394
2.25%, 01/06/23[b]	2,000	1,809,211
2.38%, 08/21/22	750	693,329
3.10%, 06/28/15	5,850	6,082,669
3.25%, 09/22/15	6,394	6,705,378
4.30%, 09/22/19	4,209	4,678,956
4.38%, 03/25/20	130	142,545
5.20%, 03/22/17	115	129,799
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	1,850	1,929,259
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	3,600	3,614,329
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	1,500	1,344,140
Spectra Energy Partners LP
2.95%, 06/15/16 (Call 05/15/16)	1,000	1,025,307
Statoil ASA
1.20%, 01/17/18	4,400	4,347,558
1.80%, 11/23/16	500	514,031
2.45%, 01/17/23	2,500	2,290,399
3.13%, 08/17/17	2,660	2,835,417
3.15%, 01/23/22	158	156,513
5.25%, 04/15/19	1,879	2,162,824

Security	Principal (000s)	Value

6.70%, 01/15/18	$200	$238,422
Suncor Energy Inc.
6.10%, 06/01/18	1,163	1,366,200
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	1,640	1,524,816
4.65%, 02/15/22	150	153,149
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	1,750	1,692,955
5.13%, 05/15/15	90	94,853
7.75%, 06/01/19	1,140	1,374,875
TC Pipelines LP
4.65%, 06/15/21 (Call 03/15/21)	450	455,062
Tennessee Gas Pipeline Co. LLC
7.50%, 04/01/17	1,375	1,619,160
Texas Gas Transmission LLC
4.60%, 06/01/15	1,125	1,168,862
Total Capital Canada Ltd.
1.45%, 01/15/18	4,000	3,985,854
2.75%, 07/15/23	600	559,178
Total Capital International SA
0.75%, 01/25/16	3,050	3,054,304
1.50%, 02/17/17	1,792	1,815,185
1.55%, 06/28/17	2,792	2,822,290
2.70%, 01/25/23	3,000	2,794,971
Total Capital SA
2.30%, 03/15/16	465	481,499
3.00%, 06/24/15	2,720	2,818,428
3.13%, 10/02/15	1,848	1,934,809
4.13%, 01/28/21[b]	950	1,010,024
4.45%, 06/24/20	2,054	2,251,723
TransCanada PipeLines Ltd.
0.88%, 03/02/15	230	230,731
2.50%, 08/01/22	2,650	2,443,481
3.40%, 06/01/15	950	990,537
3.80%, 10/01/20	3,320	3,457,386
4.88%, 01/15/15	100	104,808
6.35%, 05/15/67 (Call 05/15/17)[d]	500	515,000
6.50%, 08/15/18	1,736	2,077,441
7.13%, 01/15/19	149	183,232
9.88%, 01/01/21	320	445,708
Transcontinental Gas Pipe Line Corp.
6.05%, 06/15/18	1,105	1,295,168
Valero Energy Corp.
4.50%, 02/01/15	2,060	2,149,055
6.13%, 06/15/17	612	703,742
6.13%, 02/01/20	1,066	1,226,810
9.38%, 03/15/19	931	1,219,796
Western Gas Partners LP
2.60%, 08/15/18 (Call 07/15/18)	550	552,691
4.00%, 07/01/22 (Call 04/01/22)	1,350	1,326,633
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	1,658	1,502,455
7.88%, 09/01/21	1,300	1,542,856
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)[b]	1,250	1,171,201
3.80%, 02/15/15	920	952,249
4.00%, 11/15/21 (Call 08/15/21)[b]	2,750	2,742,110
5.25%, 03/15/20	982	1,075,747
7.25%, 02/01/17[b]	1,600	1,862,412
XTO Energy Inc.
5.50%, 06/15/18	1,500	1,751,626
6.25%, 08/01/17	750	878,119

		335,060,074

171

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

PAPER & FOREST PRODUCTS — 0.26%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	$2,250	$2,193,750
5.63%, 04/20/15	120	125,855
7.25%, 07/29/19[b]	1,325	1,530,057
Domtar Corp.
10.75%, 06/01/17	1,000	1,250,000
International Paper Co.
5.25%, 04/01/16	340	370,813
5.30%, 04/01/15	280	296,405
7.50%, 08/15/21	2,416	2,982,207
7.95%, 06/15/18	2,915	3,615,448
9.38%, 05/15/19	1,499	1,986,469

		14,351,004
PERSONAL PRODUCTS — 0.10%
Avon Products Inc.
2.38%, 03/15/16	1,050	1,061,253
4.20%, 07/15/18	700	718,052
4.60%, 03/15/20[b]	1,000	1,006,690
5.00%, 03/15/23	850	831,885
6.50%, 03/01/19[b]	1,250	1,369,381
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	450	408,513
Procter & Gamble Co. (The) Series A
9.36%, 01/01/21	101	128,719

		5,524,493
PHARMACEUTICALS — 2.49%
AbbVie Inc.
1.20%, 11/06/15	3,300	3,332,222
1.75%, 11/06/17	7,650	7,714,302
2.00%, 11/06/18	3,800	3,798,426
2.90%, 11/06/22	3,725	3,502,153
Actavis Inc.
1.88%, 10/01/17	300	299,514
3.25%, 10/01/22 (Call 07/01/22)	2,500	2,353,997
Allergan Inc.
1.35%, 03/15/18	1,750	1,716,290
2.80%, 03/15/23 (Call 12/15/22)	500	470,825
3.38%, 09/15/20	2,500	2,581,627
5.75%, 04/01/16[b]	520	573,209
AstraZeneca PLC
1.95%, 09/18/19	2,000	1,965,527
5.90%, 09/15/17	3,117	3,616,640
Bristol-Myers Squibb Co.
0.88%, 08/01/17	1,163	1,145,817
2.00%, 08/01/22	1,231	1,107,535
3.25%, 11/01/23	1,500	1,457,451
5.45%, 05/01/18	1,650	1,909,224
Eli Lilly and Co.
5.20%, 03/15/17	996	1,122,749
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	5,600	5,600,793
2.80%, 03/18/23	3,000	2,822,540
5.65%, 05/15/18	4,230	4,922,512
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	2,096	2,114,360
2.85%, 05/08/22	3,189	3,051,680

Security	Principal (000s)	Value

Johnson & Johnson
2.15%, 05/15/16	$951	$987,736
2.95%, 09/01/20	1,200	1,218,942
3.55%, 05/15/21[b]	1,900	1,983,250
5.15%, 07/15/18	1,563	1,809,335
5.55%, 08/15/17	1,112	1,286,839
Merck & Co. Inc.
1.10%, 01/31/18	2,000	1,974,305
1.30%, 05/18/18	4,500	4,428,898
2.40%, 09/15/22 (Call 06/15/22)	3,100	2,879,047
2.80%, 05/18/23	2,000	1,881,490
3.88%, 01/15/21 (Call 10/15/20)	1,021	1,085,138
4.00%, 06/30/15	2,790	2,943,537
4.75%, 03/01/15	850	896,053
5.00%, 06/30/19	1,478	1,695,130
6.00%, 09/15/17	83	96,709
Novartis Capital Corp.
2.40%, 09/21/22	5,000	4,624,929
2.90%, 04/24/15	4,030	4,171,957
4.40%, 04/24/20	168	184,235
Novartis Securities Investment Ltd.
5.13%, 02/10/19	3,763	4,322,262
Pfizer Inc.
3.00%, 06/15/23[b]	5,900	5,642,860
4.65%, 03/01/18	200	225,588
5.35%, 03/15/15	5,040	5,355,645
6.20%, 03/15/19	4,084	4,915,906
Pharmacia Corp.
6.50%, 12/01/18	140	170,067
Sanofi
1.25%, 04/10/18	1,500	1,475,561
2.63%, 03/29/16	4,729	4,933,907
4.00%, 03/29/21	2,782	2,937,002
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	1,500	1,547,740
2.95%, 12/18/22	1,500	1,364,052
Series 2
3.65%, 11/10/21	1,329	1,300,046
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	2,350	2,426,349
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	1,250	1,222,767
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20[b]	2,250	2,134,403
Watson Pharmaceuticals Inc.
6.13%, 08/15/19	2,195	2,562,313
Wyeth LLC
5.45%, 04/01/17	315	358,070
5.50%, 02/15/16	168	185,485
Zoetis Inc.
1.15%, 02/01/16	650	653,565
1.88%, 02/01/18	225	224,426
3.25%, 02/01/23 (Call 11/01/22)	2,725	2,560,887

		137,845,824
PROFESSIONAL SERVICES — 0.07%
Dun & Bradstreet Corp. (The)
2.88%, 11/15/15	1,000	1,028,941
4.38%, 12/01/22 (Call 09/01/22)[b]	1,000	973,345
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	1,300	1,210,664
4.45%, 12/01/14	100	103,761
Verisk Analytics Inc.
4.13%, 09/12/22	800	776,003

		4,092,714

172

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.49%
Alexandria Real Estate Equities Inc.
4.60%, 04/01/22 (Call 01/01/22)	$1,500	$1,531,970
American Tower Corp.
3.50%, 01/31/23	4,000	3,667,539
4.50%, 01/15/18	2,224	2,397,256
4.63%, 04/01/15	1,370	1,420,295
5.05%, 09/01/20	1,000	1,043,930
5.90%, 11/01/21	335	363,788
7.00%, 10/15/17	1,000	1,145,995
Arden Realty LP
5.25%, 03/01/15 (Call 12/01/14)	1,120	1,182,287
AvalonBay Communities Inc.
3.63%, 10/01/20 (Call 07/01/20)	2,000	2,048,547
3.95%, 01/15/21 (Call 10/15/20)[b]	550	565,735
5.70%, 03/15/17[b]	750	844,548
5.75%, 09/15/16	190	212,282
6.10%, 03/15/20	300	347,479
BioMed Realty LP
3.85%, 04/15/16 (Call 03/15/16)	150	157,308
4.25%, 07/15/22 (Call 04/15/22)	1,500	1,474,190
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	3,000	2,779,943
3.70%, 11/15/18 (Call 08/15/18)	2,030	2,163,477
3.85%, 02/01/23 (Call 11/01/22)	500	494,562
4.13%, 05/15/21	1,049	1,078,333
5.00%, 06/01/15	190	201,522
5.63%, 04/15/15	30	31,984
5.63%, 11/15/20 (Call 08/15/20)	1,700	1,939,038
5.88%, 10/15/19	900	1,038,918
BRE Properties Inc.
5.50%, 03/15/17	950	1,052,455
Camden Property Trust
4.63%, 06/15/21 (Call 03/15/21)	200	212,852
5.00%, 06/15/15[b]	140	148,264
CommonWealth REIT
5.88%, 09/15/20 (Call 03/15/20)	500	526,282
6.25%, 08/15/16 (Call 02/15/16)	680	728,234
6.25%, 06/15/17 (Call 12/15/16)	550	595,071
6.65%, 01/15/18 (Call 07/15/17)	200	223,132
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)	3,000	3,082,055
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/01/22)	1,000	916,685
4.50%, 07/15/15 (Call 04/15/15)[b]	800	843,341
5.25%, 03/15/21 (Call 12/15/20)[b]	2,390	2,478,775
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)[b]	1,000	958,735
5.95%, 02/15/17	1,270	1,423,336
6.75%, 03/15/20	1,250	1,439,949
7.38%, 02/15/15	550	591,415
EPR Properties
5.75%, 08/15/22 (Call 05/15/22)[b]	1,500	1,531,528
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	929	992,115
4.75%, 07/15/20 (Call 04/15/20)	1,500	1,629,164
5.13%, 03/15/16	1,006	1,096,212
5.38%, 08/01/16	750	833,102

Security	Principal (000s)	Value

5.75%, 06/15/17	$1,322	$1,495,938
6.58%, 04/13/15	1,000	1,078,164
Essex Portfolio LP
3.63%, 08/15/22 (Call 05/15/22)	1,000	955,411
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)[b]	1,000	928,324
3.75%, 02/01/16	2,015	2,129,274
3.75%, 02/01/19 (Call 11/01/18)[b]	1,700	1,782,253
5.38%, 02/01/21 (Call 11/03/20)	1,768	1,942,066
5.63%, 05/01/17[b]	140	157,226
6.00%, 01/30/17	800	901,843
6.70%, 01/30/18	1,301	1,530,477
Health Care REIT Inc.
2.25%, 03/15/18	950	946,564
3.63%, 03/15/16	1,508	1,574,820
3.75%, 03/15/23 (Call 12/15/22)[b]	1,400	1,337,099
4.13%, 04/01/19 (Call 01/01/19)	650	693,183
4.70%, 09/15/17	1,350	1,475,158
4.95%, 01/15/21 (Call 10/15/20)	888	948,745
5.25%, 01/15/22 (Call 10/15/21)	300	322,707
5.88%, 05/15/15	100	106,620
6.20%, 06/01/16	745	831,699
Healthcare Realty Trust Inc.
5.75%, 01/15/21	650	713,851
6.50%, 01/17/17	800	901,106
Highwoods Realty LP
3.63%, 01/15/23 (Call 10/15/22)	1,500	1,392,798
5.85%, 03/15/17	250	274,292
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	1,250	1,267,355
5.13%, 02/15/15 (Call 08/15/14)	1,130	1,160,480
5.63%, 03/15/17	1,350	1,471,690
6.70%, 01/15/18 (Call 07/15/17)	200	224,563
Host Hotels & Resorts LP Series D
3.75%, 10/15/23 (Call 07/15/23)	1,850	1,734,354
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	1,700	1,854,977
Kimco Realty Corp.
5.70%, 05/01/17	2,150	2,427,472
5.78%, 03/15/16	210	229,445
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	100	105,098
5.13%, 03/02/15	80	84,130
5.50%, 12/15/16	200	220,576
6.63%, 10/01/17	1,600	1,843,635
Mack-Cali Realty Corp.
7.75%, 08/15/19	450	549,700
Mack-Cali Realty LP
2.50%, 12/15/17 (Call 11/15/17)	2,400	2,405,609
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	1,000	1,101,647
Plum Creek Timberlands LP
4.70%, 03/15/21 (Call 12/15/20)	1,700	1,737,544
5.88%, 11/15/15	270	293,664
ProLogis LP
4.25%, 08/15/23 (Call 05/15/23)	1,850	1,843,742
4.50%, 08/15/17	680	731,855
6.13%, 12/01/16	480	538,961
6.63%, 05/15/18	1,600	1,870,093
6.88%, 03/15/20 (Call 12/16/19)	1,640	1,925,406
Rayonier Inc.
3.75%, 04/01/22 (Call 01/01/22)	897	863,182

173

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Realty Income Corp.
2.00%, 01/31/18 (Call 12/31/17)[b]	$2,700	$2,674,476
3.25%, 10/15/22 (Call 07/15/22)	1,000	927,234
5.95%, 09/15/16	690	771,656
6.75%, 08/15/19	800	952,097
Senior Housing Properties Trust
4.30%, 01/15/16 (Call 10/15/15)	150	154,464
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)[b]	1,300	1,331,543
2.80%, 01/30/17 (Call 10/30/16)	2,400	2,504,461
4.13%, 12/01/21 (Call 09/01/21)	2,940	3,079,322
4.20%, 02/01/15 (Call 11/01/14)	1,520	1,582,241
4.38%, 03/01/21 (Call 12/01/20)	1,471	1,577,821
5.10%, 06/15/15	688	733,485
5.25%, 12/01/16 (Call 09/02/16)	1,140	1,277,667
5.65%, 02/01/20 (Call 11/01/19)	1,128	1,292,206
5.75%, 12/01/15 (Call 09/02/15)	380	417,088
5.88%, 03/01/17 (Call 12/01/16)[b]	350	398,520
6.10%, 05/01/16 (Call 02/01/16)	670	751,488
6.13%, 05/30/18	1,383	1,627,929
10.35%, 04/01/19 (Call 01/01/19)[b]	1,500	2,071,839
UDR Inc.
4.25%, 06/01/18	950	1,020,815
4.63%, 01/10/22 (Call 10/10/21)	700	727,935
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	2,400	2,377,092
2.70%, 04/01/20 (Call 01/01/20)	1,150	1,112,386
3.13%, 11/30/15	550	571,166
4.25%, 03/01/22 (Call 12/01/21)	2,000	2,028,791
4.75%, 06/01/21 (Call 03/01/21)	1,800	1,911,618
Vornado Realty Trust
4.25%, 04/01/15 (Call 01/01/15)	1,350	1,408,505
5.00%, 01/15/22	500	525,777
Washington Real Estate Investment Trust
4.95%, 10/01/20 (Call 04/01/20)	250	260,427
Weingarten Realty Investors
3.38%, 10/15/22 (Call 07/15/22)	200	185,875
Weyerhaeuser Co.
7.38%, 10/01/19[b]	1,000	1,221,167

		137,815,515
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.03%
Brookfield Asset Management Inc.
5.80%, 04/25/17	250	276,821
Regency Centers LP
5.25%, 08/01/15	290	308,225
5.88%, 06/15/17	800	899,889

		1,484,935
ROAD & RAIL — 0.77%
Burlington Northern Santa Fe Corp.
3.00%, 03/15/23 (Call 12/15/22)	2,400	2,241,456
3.05%, 03/15/22 (Call 12/15/21)	1,600	1,529,347
3.05%, 09/01/22 (Call 06/01/22)	2,000	1,897,423
4.70%, 10/01/19	984	1,098,602
4.88%, 01/15/15	90	94,255
5.75%, 03/15/18	1,966	2,272,875
Canadian National Railway Co.
1.45%, 12/15/16 (Call 11/15/16)	1,900	1,923,029
2.25%, 11/15/22 (Call 08/15/22)	550	503,830
5.55%, 03/01/19	1,900	2,204,812

Security	Principal (000s)	Value

5.80%, 06/01/16	$180	$200,835
Canadian Pacific Railway Co.
7.25%, 05/15/19	2,000	2,454,303
9.45%, 08/01/21	70	93,912
Con-Way Inc.
7.25%, 01/15/18	1,100	1,267,100
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	100	103,755
4.25%, 06/01/21 (Call 03/01/21)	1,400	1,477,980
6.25%, 04/01/15	1,350	1,447,368
6.25%, 03/15/18[b]	350	410,067
7.38%, 02/01/19	650	801,286
7.90%, 05/01/17	210	251,573
CSX Transportation Inc.
6.25%, 01/15/23	2,255	2,555,438
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	1,350	1,293,756
3.25%, 12/01/21 (Call 09/01/21)	1,500	1,479,979
5.75%, 01/15/16	900	991,065
5.75%, 04/01/18	1,550	1,794,350
5.90%, 06/15/19	1,590	1,872,603
7.70%, 05/15/17	830	999,887
Norfolk Southern Railway Co.
9.75%, 06/15/20	150	204,974
Ryder System Inc.
2.50%, 03/01/17 (Call 02/01/17)	500	507,841
2.50%, 03/01/18 (Call 02/01/18)	1,250	1,259,097
3.15%, 03/02/15	925	950,628
3.50%, 06/01/17[b]	950	996,336
3.60%, 03/01/16	100	103,605
5.85%, 11/01/16	750	833,798
Union Pacific Corp.
4.00%, 02/01/21 (Call 11/01/20)	500	526,655
4.16%, 07/15/22 (Call 04/15/22)	964	1,010,284
4.88%, 01/15/15	70	73,406
5.70%, 08/15/18	1,137	1,320,070
5.75%, 11/15/17	1,350	1,555,564

		42,603,144
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.54%
Altera Corp.
1.75%, 05/15/17	2,000	1,985,447
Analog Devices Inc.
3.00%, 04/15/16	400	416,846
Applied Materials Inc.
2.65%, 06/15/16	400	417,082
4.30%, 06/15/21	1,100	1,151,000
Broadcom Corp.
2.38%, 11/01/15	2,550	2,628,210
2.50%, 08/15/22[b]	3,500	3,203,921
2.70%, 11/01/18	1,200	1,236,933
Intel Corp.
1.35%, 12/15/17	4,000	3,990,800
1.95%, 10/01/16	2,184	2,262,715
2.70%, 12/15/22	2,000	1,855,942
3.30%, 10/01/21	5,186	5,188,585
KLA-Tencor Corp.
6.90%, 05/01/18	1,000	1,171,970
National Semiconductor Corp.
6.60%, 06/15/17	1,400	1,637,853
Texas Instruments Inc.
0.45%, 08/03/15	1,500	1,499,502

174

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

1.65%, 08/03/19	$719	$695,813
2.38%, 05/16/16	698	726,903

		30,069,522
SOFTWARE — 0.84%
Adobe Systems Inc.
3.25%, 02/01/15	880	906,336
4.75%, 02/01/20	1,740	1,880,441
Autodesk Inc.
1.95%, 12/15/17	875	864,958
CA Inc.
4.50%, 08/15/23 (Call 05/15/23)	1,360	1,360,737
5.38%, 12/01/19	500	554,658
6.13%, 12/01/14	1,630	1,714,261
Intuit Inc.
5.75%, 03/15/17[b]	1,410	1,572,150
Microsoft Corp.
1.63%, 09/25/15	611	624,422
2.38%, 05/01/23 (Call 02/01/23)[b]	1,000	910,223
2.50%, 02/08/16[b]	3,044	3,177,296
4.00%, 02/08/21	2,500	2,670,069
4.20%, 06/01/19	2,974	3,306,817
Oracle Corp.
1.20%, 10/15/17	3,600	3,574,457
2.38%, 01/15/19	4,000	4,065,063
2.50%, 10/15/22	5,000	4,609,699
3.63%, 07/15/23	4,000	3,968,645
3.88%, 07/15/20	326	347,198
5.00%, 07/08/19	1,219	1,386,341
5.25%, 01/15/16	2,823	3,096,629
5.75%, 04/15/18	2,571	3,003,325
Symantec Corp.
2.75%, 09/15/15	1,000	1,030,583
2.75%, 06/15/17 (Call 05/15/17)	1,000	1,025,885
4.20%, 09/15/20	600	610,892

		46,261,085
SPECIALTY RETAIL — 0.57%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	390	391,503
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	1,650	1,610,164
4.00%, 11/15/20 (Call 08/15/20)	150	152,806
5.50%, 11/15/15	150	163,437
5.75%, 01/15/15	835	881,368
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	750	832,738
Home Depot Inc. (The)
4.40%, 04/01/21 (Call 01/01/21)	2,559	2,803,356
5.40%, 03/01/16	6,251	6,906,588
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	1,200	1,212,077
2.13%, 04/15/16 (Call 03/15/16)	950	980,796
3.12%, 04/15/22 (Call 01/15/22)[b]	1,403	1,370,316
3.75%, 04/15/21 (Call 01/15/21)	150	156,455
3.80%, 11/15/21 (Call 08/15/21)	3,400	3,531,990
4.63%, 04/15/20 (Call 10/15/19)	1,650	1,826,821
5.00%, 10/15/15	290	313,605
5.40%, 10/15/16	1,250	1,404,049
O’Reilly Automotive Inc.
3.85%, 06/15/23 (Call 03/15/23)	1,500	1,450,778

Security	Principal (000s)	Value

4.63%, 09/15/21 (Call 06/15/21)	$1,050	$1,101,210
4.88%, 01/14/21 (Call 10/14/20)	115	121,744
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)[b]	2,240	2,152,321
TJX Companies Inc. (The)
4.20%, 08/15/15	200	211,776
6.95%, 04/15/19	1,405	1,701,788

		31,277,686
TEXTILES, APPAREL & LUXURY GOODS — 0.08%
Cintas Corp. No. 2
2.85%, 06/01/16	1,275	1,323,658
4.30%, 06/01/21	340	354,561
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	1,350	1,236,845
VF Corp.
3.50%, 09/01/21 (Call 06/21/21)	880	883,396
5.95%, 11/01/17	725	826,513

		4,624,973
THRIFTS & MORTGAGE FINANCE — 0.02%
Countrywide Financial Corp.
6.25%, 05/15/16[b]	990	1,099,299

		1,099,299
TOBACCO — 0.72%
Altria Group Inc.
2.85%, 08/09/22	5,850	5,379,473
4.13%, 09/11/15	1,359	1,439,340
4.75%, 05/05/21	2,400	2,584,539
9.25%, 08/06/19	901	1,210,443
9.70%, 11/10/18	3,209	4,305,275
Lorillard Tobacco Co.
3.50%, 08/04/16[b]	385	407,258
6.88%, 05/01/20[b]	2,327	2,710,482
8.13%, 06/23/19	847	1,048,750
Philip Morris International Inc.
1.13%, 08/21/17	2,000	1,979,482
1.63%, 03/20/17[b]	3,500	3,547,011
2.50%, 05/16/16	2,740	2,854,956
2.90%, 11/15/21	205	198,431
3.60%, 11/15/23	575	566,830
4.13%, 05/17/21	1,000	1,049,949
4.50%, 03/26/20	1,796	1,964,868
5.65%, 05/16/18	2,242	2,609,269
Reynolds American Inc.
1.05%, 10/30/15	1,050	1,054,178
3.25%, 11/01/22	3,100	2,880,080
6.75%, 06/15/17[b]	1,322	1,533,594
UST LLC
5.75%, 03/01/18	500	566,435

		39,890,643
TRADING COMPANIES & DISTRIBUTORS — 0.10%
Air Lease Corp.
4.75%, 03/01/20[b]	3,000	3,101,250
GATX Corp.
3.50%, 07/15/16	1,050	1,089,377
4.85%, 06/01/21	1,150	1,190,758

		5,381,385

175

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

WATER UTILITIES — 0.01%
United Utilities PLC
4.55%, 06/19/18	$150	$158,908
5.38%, 02/01/19	210	227,022

		385,930
WIRELESS TELECOMMUNICATION SERVICES — 0.87%
America Movil SAB de CV
2.38%, 09/08/16	2,900	2,977,017
3.13%, 07/16/22[b]	5,000	4,686,048
3.63%, 03/30/15	1,000	1,032,981
5.00%, 03/30/20	4,000	4,351,535
5.63%, 11/15/17	1,150	1,296,616
5.75%, 01/15/15	140	147,126
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	4,028	5,178,459
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)	2,000	2,009,201
6.80%, 08/15/18	3,100	3,720,368
Vodafone Group PLC
0.90%, 02/19/16	1,900	1,896,101
1.25%, 09/26/17	2,500	2,459,579
1.50%, 02/19/18	2,100	2,062,849
2.50%, 09/26/22	1,000	888,569
2.88%, 03/16/16	3,000	3,120,588
2.95%, 02/19/23	5,000	4,568,561
4.38%, 03/16/21[b]	500	525,541
4.63%, 07/15/18	320	356,323
5.00%, 09/15/15	92	98,763
5.38%, 01/30/15	240	252,923
5.45%, 06/10/19	1,100	1,261,053
5.63%, 02/27/17	2,308	2,604,801
5.75%, 03/15/16	2,392	2,643,045

		48,138,047

TOTAL CORPORATE BONDS & NOTES
(Cost: $4,513,190,384)		4,580,312,678

FOREIGN AGENCY OBLIGATIONS[f] — 10.13%

AUSTRIA — 0.23%
Oesterreichische Kontrollbank AG
2.00%, 06/03/16	4,800	4,971,669
4.50%, 03/09/15	220	231,782
4.88%, 02/16/16	4,280	4,692,045
5.00%, 04/25/17	2,300	2,616,696

		12,512,192
BRAZIL — 0.89%
Banco do Brasil SA
3.88%, 01/23/17[b]	2,000	2,050,000
3.88%, 10/10/22[b]	4,000	3,500,000
Petrobras Global Finance BV
2.00%, 05/20/16	500	497,950
3.00%, 01/15/19[b]	1,000	950,981
4.38%, 05/20/23	7,500	6,809,940

Security	Principal (000s)	Value

Petrobras International Finance Co.
2.88%, 02/06/15	$3,000	$3,040,283
3.50%, 02/06/17	3,500	3,559,131
3.88%, 01/27/16	2,000	2,068,336
5.38%, 01/27/21	10,750	10,757,210
5.75%, 01/20/20	3,350	3,482,513
5.88%, 03/01/18[b]	3,437	3,708,810
6.13%, 10/06/16[b]	2,550	2,793,479
7.88%, 03/15/19	4,950	5,743,506

		48,962,139
CANADA — 2.03%
British Columbia (Province of)
1.20%, 04/25/17	1,250	1,266,029
2.00%, 10/23/22[b]	3,300	3,017,359
2.10%, 05/18/16	2,550	2,651,302
2.65%, 09/22/21	750	745,696
2.85%, 06/15/15	2,850	2,963,149
Export Development Canada
0.50%, 09/15/15	1,000	1,003,914
0.75%, 12/15/17[b]	6,500	6,426,842
1.25%, 10/27/15	500	508,984
1.25%, 10/26/16	500	509,970
Hydro-Quebec
1.38%, 06/19/17	2,850	2,874,585
2.00%, 06/30/16	2,900	2,998,126
8.40%, 01/15/22	580	772,476
9.40%, 02/01/21	200	275,090
Manitoba (Province of)
2.10%, 09/06/22	2,000	1,838,845
4.90%, 12/06/16[b]	3,750	4,213,665
New Brunswick (Province of)
5.20%, 02/21/17	850	963,091
Nova Scotia (Province of)
5.13%, 01/26/17	1,250	1,409,881
9.25%, 03/01/20	2,000	2,681,372
Ontario (Province of)
0.95%, 05/26/15	500	504,532
1.00%, 07/22/16	5,000	5,043,530
1.10%, 10/25/17	2,000	1,993,103
1.20%, 02/14/18	5,000	4,964,213
1.60%, 09/21/16[b]	6,450	6,607,636
1.65%, 09/27/19	5,500	5,360,405
2.30%, 05/10/16	5,700	5,932,186
2.70%, 06/16/15	6,000	6,216,886
2.95%, 02/05/15	5,700	5,876,936
4.00%, 10/07/19	4,900	5,401,809
4.40%, 04/14/20[b]	4,950	5,517,734
4.50%, 02/03/15	310	325,059
4.75%, 01/19/16[b]	320	348,668
4.95%, 11/28/16[b]	3,250	3,644,179
5.45%, 04/27/16	2,475	2,759,260
Quebec (Province of)
2.75%, 08/25/21	3,750	3,692,851
3.50%, 07/29/20	3,450	3,653,238
4.60%, 05/26/15	2,990	3,178,836
4.63%, 05/14/18[b]	1,000	1,132,438
5.00%, 03/01/16	2,392	2,631,580
5.13%, 11/14/16[b]	500	562,868

		112,468,323

176

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

CHINA — 0.03%
China Development Bank Corp.
5.00%, 10/15/15	$1,500	$1,600,192

		1,600,192
COLOMBIA — 0.09%
Ecopetrol SA
7.63%, 07/23/19	4,250	5,004,375

		5,004,375
GERMANY — 3.54%
FMS Wertmanagement AoeR
1.00%, 11/21/17	1,500	1,493,567
1.13%, 10/14/16[b]	9,200	9,315,543
KfW
0.50%, 09/30/15	5,000	5,017,749
0.50%, 04/19/16	19,000	19,033,237
0.63%, 04/24/15	2,670	2,683,550
1.00%, 01/12/15	9,070	9,145,276
1.00%, 06/11/18[b]	6,000	5,926,171
1.25%, 10/26/15	4,000	4,071,386
1.25%, 10/05/16	10,300	10,495,042
1.25%, 02/15/17	9,800	9,969,824
2.00%, 06/01/16	14,050	14,585,119
2.13%, 01/17/23	15,050	14,143,662
2.38%, 08/25/21	6,750	6,673,659
2.63%, 03/03/15	5,500	5,661,324
2.63%, 02/16/16	4,500	4,719,500
2.63%, 01/25/22	4,750	4,728,186
2.75%, 09/08/20	1,850	1,903,354
2.75%, 10/01/20	13,000	13,374,626
4.00%, 01/27/20	5,000	5,549,076
4.38%, 07/21/15	680	725,331
4.50%, 07/16/18	2,947	3,353,145
4.88%, 01/17/17	7,450	8,401,650
4.88%, 06/17/19	3,290	3,828,117
5.13%, 03/14/16	1,050	1,162,734
Series G
4.38%, 03/15/18	4,250	4,798,773
Landwirtschaftliche Rentenbank
1.00%, 04/04/18[b]	6,500	6,419,135
1.88%, 09/17/18	2,500	2,545,901
2.13%, 07/15/16	4,000	4,164,770
2.50%, 02/15/16	2,000	2,092,192
3.13%, 07/15/15	2,400	2,510,086
5.13%, 02/01/17	500	567,794
Series 29
1.38%, 10/23/19	3,250	3,157,855
Series G
5.00%, 11/08/16	2,330	2,622,305
Series G13
4.88%, 11/16/15	650	706,849

		195,546,488
JAPAN — 0.65%
Development Bank of Japan Inc.
4.25%, 06/09/15[b]	490	518,525
5.13%, 02/01/17[b]	2,600	2,936,417
Japan Bank for International Cooperation

Security	Principal (000s)	Value

1.13%, 07/19/17[b]	$3,500	$3,507,336
1.75%, 07/31/18	3,000	3,017,926
3.38%, 07/31/23	5,000	5,009,911
Japan Finance Corp.
1.88%, 09/24/15	1,500	1,539,090
2.13%, 02/07/19	1,000	1,014,438
2.25%, 07/13/16	3,500	3,649,146
2.50%, 01/21/16	2,900	3,024,909
2.50%, 05/18/16	2,500	2,616,495
2.88%, 02/02/15	2,540	2,613,685
Japan Finance Organization for Municipalities
4.00%, 01/13/21	3,300	3,591,996
4.63%, 04/21/15	250	264,596
5.00%, 05/16/17	2,300	2,604,858

		35,909,328
MEXICO — 0.48%
Pemex Project Funding Master Trust
5.75%, 03/01/18	967	1,076,996
Petroleos Mexicanos
3.50%, 01/30/23[b]	6,250	5,671,875
4.88%, 03/15/15	2,190	2,288,550
4.88%, 01/24/22[b]	6,000	6,150,000
5.50%, 01/21/21	4,300	4,622,500
6.00%, 03/05/20	2,900	3,219,000
8.00%, 05/03/19	2,950	3,569,500

		26,598,421
SOUTH KOREA — 0.56%
Export-Import Bank of Korea (The)
1.25%, 11/20/15	1,500	1,505,739
3.75%, 10/20/16	600	637,754
4.00%, 01/11/17	750	801,613
4.00%, 01/29/21	500	520,772
4.13%, 09/09/15	3,300	3,476,282
4.38%, 09/15/21	3,200	3,391,030
5.00%, 04/11/22	1,000	1,104,651
5.13%, 03/16/15	190	199,504
5.13%, 06/29/20	2,950	3,289,497
5.88%, 01/14/15	1,610	1,702,295
Korea Development Bank (The)
1.50%, 01/22/18	3,500	3,409,141
3.00%, 09/14/22[b]	1,000	956,407
3.25%, 03/09/16	3,000	3,121,382
3.50%, 08/22/17	1,430	1,508,264
4.00%, 09/09/16	1,500	1,602,560
4.38%, 08/10/15	585	617,794
Korea Finance Corp.
4.63%, 11/16/21	3,000	3,219,197

		31,063,882
SUPRANATIONAL — 1.42%
Asian Development Bank
0.50%, 06/20/16	12,920	12,936,053
1.13%, 03/15/17	7,000	7,082,410
1.38%, 03/23/20	4,900	4,704,804
1.75%, 03/21/19	300	302,106
1.88%, 10/23/18	2,500	2,550,990
2.50%, 03/15/16	3,200	3,350,090
2.63%, 02/09/15	3,450	3,545,652

177

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

5.50%, 06/27/16	$1,150	$1,297,374
Inter-American Development Bank
0.88%, 03/15/18	8,500	8,384,666
1.13%, 03/15/17	2,000	2,023,875
1.38%, 10/18/16	3,000	3,067,761
1.75%, 08/24/18	2,500	2,540,855
2.25%, 07/15/15	11,100	11,455,900
3.88%, 02/14/20[b]	750	829,177
4.25%, 09/10/18[b]	2,000	2,259,136
5.13%, 09/13/16	5,492	6,183,638
Series E
3.88%, 09/17/19	5,500	6,106,414

		78,620,901
SWEDEN — 0.21%
Svensk Exportkredit AB
0.63%, 05/31/16	1,767	1,768,272
1.13%, 04/05/18	1,500	1,481,694
1.75%, 10/20/15	1,355	1,388,297
2.13%, 07/13/16	5,450	5,654,563
5.13%, 03/01/17	1,288	1,462,082

		11,754,908

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $556,260,235)		560,041,149

FOREIGN GOVERNMENT OBLIGATIONS[f] — 3.80%

BRAZIL — 0.43%
Brazil (Federative Republic of)
2.63%, 01/05/23[b]	2,500	2,156,250
4.88%, 01/22/21[b]	6,575	6,969,499
5.88%, 01/15/19	2,450	2,777,075
6.00%, 01/17/17	2,225	2,484,213
7.88%, 03/07/15	3,200	3,456,000
8.00%, 01/15/18	1,254	1,399,464
8.88%, 10/14/19	2,250	2,947,500
12.75%, 01/15/20[b]	1,000	1,520,000

		23,710,001
CANADA — 0.14%
Canada (Government of)
0.88%, 02/14/17	7,125	7,175,393
2.38%, 09/10/14	770	783,159

		7,958,552
CHILE — 0.11%
Chile (Republic of)
2.25%, 10/30/22[b]	1,000	895,000
3.25%, 09/14/21	5,250	5,250,000

		6,145,000
COLOMBIA — 0.31%
Colombia (Republic of)
4.38%, 07/12/21	5,300	5,485,500
7.38%, 01/27/17	2,600	3,016,000
7.38%, 03/18/19[b]	4,400	5,302,001

Security	Principal (000s)	Value

8.25%, 12/22/14	$1,450	$1,551,500
11.75%, 02/25/20	1,000	1,452,500

		16,807,501
ISRAEL — 0.14%
Israel (State of)
4.00%, 06/30/22[b]	2,400	2,505,000
5.13%, 03/26/19	2,825	3,234,625
5.50%, 11/09/16[b]	1,600	1,800,000

		7,539,625
ITALY — 0.45%
Italy (Republic of)
3.13%, 01/26/15	5,290	5,413,445
4.50%, 01/21/15	8,371	8,693,379
5.25%, 09/20/16	10,030	10,913,958

		25,020,782
MEXICO — 0.56%
United Mexican States
3.63%, 03/15/22	3,600	3,555,000
4.00%, 10/02/23	3,000	2,977,500
5.13%, 01/15/20[b]	4,650	5,149,875
5.63%, 01/15/17	5,700	6,361,199
5.95%, 03/19/19[b]	5,700	6,569,250
6.63%, 03/03/15	810	863,055
8.13%, 12/30/19	3,400	4,522,000
11.38%, 09/15/16	800	1,024,000

		31,021,879
PANAMA — 0.02%
Panama (Republic of)
5.20%, 01/30/20[b]	1,000	1,091,500
7.25%, 03/15/15	153	166,770

		1,258,270
PERU — 0.07%
Peru (Republic of)
7.13%, 03/30/19	1,725	2,074,312
9.88%, 02/06/15[b]	1,625	1,796,763

		3,871,075
PHILIPPINES — 0.20%
Philippines (Republic of the)
4.00%, 01/15/21	5,000	5,212,500
9.88%, 01/15/19	4,500	5,973,750

		11,186,250
POLAND — 0.44%
Poland (Republic of)
3.88%, 07/16/15	3,650	3,826,514
5.00%, 10/19/15[b]	770	828,143
5.00%, 03/23/22	4,200	4,502,190
5.13%, 04/21/21[b]	1,950	2,126,572

178

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

6.38%, 07/15/19	$11,000	$12,899,810

		24,183,229
SOUTH AFRICA — 0.17%
South Africa (Republic of)
5.50%, 03/09/20[b]	4,000	4,278,520
6.88%, 05/27/19[b]	4,250	4,877,640

		9,156,160
SOUTH KOREA — 0.10%
Korea (Republic of)
5.13%, 12/07/16[b]	750	837,600
7.13%, 04/16/19	3,800	4,722,257

		5,559,857
TURKEY — 0.64%
Turkey (Republic of)
3.25%, 03/23/23[b]	15,000	12,871,951
6.25%, 09/26/22[b]	3,000	3,203,640
6.75%, 04/03/18	15,000	16,678,200
7.50%, 07/14/17[b]	2,500	2,832,825

		35,586,616
URUGUAY — 0.02%
Uruguay (Republic of)
8.00%, 11/18/22	1,000	1,235,000

		1,235,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $211,806,807)		210,239,797

MUNICIPAL DEBT OBLIGATIONS — 0.47%

CALIFORNIA — 0.13%
Southern California Public Power Authority RB Electric Power & Light Revenues Series B
6.93%, 05/15/17 (AGM)	600	703,962
State of California GO
3.95%, 11/01/15	875	928,462
5.25%, 04/01/14	1,000	1,015,560
5.45%, 04/01/15	1,360	1,448,740
5.75%, 03/01/17	500	569,195
5.95%, 04/01/16	290	323,475
6.20%, 10/01/19	1,500	1,776,105
State of California GO BAB
5.70%, 11/01/21	500	571,005

		7,336,504
FLORIDA — 0.07%
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
1.30%, 07/01/16	1,155	1,152,782
3.00%, 07/01/20	2,500	2,383,725

		3,536,507

Security	Principal or Shares (000s)	Value

ILLINOIS — 0.18%
State of Illinois GO
4.07%, 01/01/14	$1,600	$1,604,096
4.42%, 01/01/15	3,600	3,711,276
4.96%, 03/01/16	500	531,875
5.37%, 03/01/17	250	270,503
5.67%, 03/01/18	2,000	2,186,000
5.88%, 03/01/19	1,690	1,831,199

		10,134,949
KENTUCKY — 0.01%
Kentucky Asset Liability Commission RB Miscellaneous Revenue
3.17%, 04/01/18	413	424,928

		424,928
MASSACHUSETTS — 0.01%
Commonwealth of Massachusetts GO BAB Series E
4.20%, 12/01/21	600	645,396

		645,396
NEW JERSEY — 0.06%
New Jersey Economic Development Authority RB Lease Appropriation
Series B
0.00%, 02/15/20 (AGM)	3,000	2,381,460
0.00%, 02/15/21 (AGM)	480	356,170
0.00%, 02/15/23 (AGM)	180	114,728
New Jersey State Turnpike Authority RB Turnpike Revenue Series B
4.25%, 01/01/16 (AMBAC)	315	324,655

		3,177,013
WASHINGTON — 0.01%
Energy Northwest RB Electric Power & Light Revenues Series E
2.20%, 07/01/19	500	495,880

		495,880

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $25,028,994)		25,751,177

SHORT-TERM INVESTMENTS — 8.08%

MONEY MARKET FUNDS — 8.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[e,g,h]	328,014	328,014,428
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,g,h]	18,990	18,990,399

179

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2013

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,g]	99,554	$99,553,981

		446,558,808

TOTAL SHORT-TERM INVESTMENTS
(Cost: $446,558,808)		446,558,808

TOTAL INVESTMENTS IN SECURITIES — 105.35%
(Cost: $5,752,845,228)		5,822,903,609
Other Assets, Less Liabilities — (5.35)%		(295,851,510)

NET ASSETS — 100.00%		$5,527,052,099

BAB  —  Build America Bond

GO  —  General Obligation

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —   Ambac Financial Group Inc.

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Affiliated issuer. See Note 2.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

180

Schedule of Investments  (Unaudited)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 30.94%

AEROSPACE & DEFENSE — 0.50%
Boeing Co. (The)
4.88%, 02/15/20	$450	$507,690
Embraer SA
5.15%, 06/15/22[a]	250	248,125
Exelis Inc.
5.55%, 10/01/21[a]	200	199,452
General Dynamics Corp.
1.38%, 01/15/15	500	505,622
Honeywell International Inc.
5.00%, 02/15/19	375	427,580
5.30%, 03/01/18	262	301,451
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	875	924,169
Lockheed Martin Corp.
3.35%, 09/15/21	300	300,966
Northrop Grumman Corp.
1.75%, 06/01/18	400	395,909
Precision Castparts Corp.
1.25%, 01/15/18	200	197,306
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	825	756,567
Textron Inc.
4.63%, 09/21/16[a]	100	106,888
United Technologies Corp.
1.80%, 06/01/17	500	510,447
3.10%, 06/01/22	300	293,572
5.38%, 12/15/17	473	544,793

		6,220,537
AIR FREIGHT & LOGISTICS — 0.08%
FedEx Corp.
2.63%, 08/01/22	500	460,012
United Parcel Service Inc.
3.13%, 01/15/21	250	254,038
5.13%, 04/01/19	282	324,840

		1,038,890
AIRLINES — 0.07%
American Airlines Inc. 2013-2 Pass Through Trust Class A
4.95%, 07/15/24[b]	250	262,500
Continental Airlines Inc. 2010-1A Pass Through Trust Class A
4.75%, 07/12/22[a]	89	94,562
Delta Air Lines Inc. 2010-2A Pass Through Trust Class A
4.95%, 11/23/20[a]	39	41,810
Delta Air Lines Inc. 2012-1A Pass Through Trust Class A
4.75%, 11/07/21[a]	465	496,350

		895,222

Security	Principal (000s)	Value

AUTO COMPONENTS — 0.03%
Johnson Controls Inc.
3.75%, 12/01/21 (Call 09/01/21)	$200	$201,483
4.25%, 03/01/21	200	207,674

		409,157
BEVERAGES — 0.84%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	500	494,245
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	900	901,146
2.50%, 07/15/22	350	323,091
5.38%, 11/15/14	600	627,433
5.38%, 01/15/20	400	460,183
7.75%, 01/15/19	500	632,638
Beam Inc.
5.38%, 01/15/16	54	58,896
Bottling Group LLC
6.95%, 03/15/14	307	312,747
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	250	224,999
Coca-Cola Co. (The)
2.45%, 11/01/20	1,200	1,184,489
3.30%, 09/01/21	500	510,557
5.35%, 11/15/17[a]	1,000	1,151,944
Coca-Cola Enterprises Inc.
2.13%, 09/15/15	300	306,667
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	250	229,509
Diageo Finance BV
5.30%, 10/28/15	498	541,149
Diageo Investment Corp.
2.88%, 05/11/22	250	238,618
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	100	104,100
3.20%, 11/15/21 (Call 08/15/21)	200	195,968
PepsiCo Inc.
1.25%, 08/13/17	400	398,290
2.25%, 01/07/19 (Call 12/07/18)	600	605,235
2.75%, 03/05/22	500	475,279
7.90%, 11/01/18	500	634,282

		10,611,465
BIOTECHNOLOGY — 0.22%
Amgen Inc.
1.88%, 11/15/14	100	101,290
2.13%, 05/15/17	500	511,185
2.30%, 06/15/16	150	154,786
3.88%, 11/15/21 (Call 08/15/21)	400	409,151
5.70%, 02/01/19	662	769,676
Celgene Corp.
3.95%, 10/15/20	100	103,701
4.00%, 08/15/23	250	248,153
Gilead Sciences Inc.
3.05%, 12/01/16	300	317,548
4.50%, 04/01/21 (Call 01/01/21)	100	108,146

		2,723,636

181

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

BUILDING PRODUCTS — 0.02%
Owens Corning Inc.
9.00%, 06/15/19	$160	$198,056

		198,056
CAPITAL MARKETS — 3.55%
Ameriprise Financial Inc.
4.00%, 10/15/23	110	110,773
5.30%, 03/15/20	150	169,244
Bank of New York Mellon Corp. (The)
0.70%, 10/23/15 (Call 09/23/15)	775	776,896
1.30%, 01/25/18 (Call 12/25/17)[a]	600	590,686
2.10%, 01/15/19 (Call 12/15/18)	250	251,350
2.30%, 07/28/16	300	311,057
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.70%, 11/15/14	1,047	1,097,592
Charles Schwab Corp. (The)
0.85%, 12/04/15	250	250,149
3.23%, 09/01/22	262	252,907
Credit Suisse (USA) Inc.
5.38%, 03/02/16	598	653,684
Deutsche Bank AG London
6.00%, 09/01/17	1,348	1,550,320
European Investment Bank
0.50%, 08/15/16	3,050	3,045,442
1.00%, 07/15/15	800	809,469
1.00%, 03/15/18	800	790,165
1.00%, 06/15/18[a]	400	393,067
1.25%, 02/14/14	700	701,540
1.25%, 10/14/16[a]	750	763,359
1.63%, 12/18/18	1,000	1,001,155
2.13%, 07/15/16	900	936,594
2.75%, 03/23/15	600	619,516
4.00%, 02/16/21	1,700	1,864,253
4.63%, 05/15/14	3,141	3,204,040
Franklin Resources Inc.
2.80%, 09/15/22	250	234,276
Goldman Sachs Group Inc. (The)
1.60%, 11/23/15	3,975	4,023,943
3.63%, 02/07/16	600	632,672
3.70%, 08/01/15	500	522,509
5.25%, 07/27/21	700	769,655
5.35%, 01/15/16	560	609,859
5.75%, 01/24/22	1,200	1,354,300
6.15%, 04/01/18	1,205	1,393,168
International Finance Corp.
0.88%, 06/15/18	900	884,158
1.00%, 04/24/17	600	604,539
2.25%, 04/11/16	500	521,629
2.75%, 04/20/15	500	517,157
Jefferies Group LLC
5.13%, 01/20/23[a]	200	202,648
8.50%, 07/15/19	462	563,409
Lazard Group LLC
4.25%, 11/14/20	250	251,107
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	835	859,592
6.05%, 05/16/16	600	663,436
6.88%, 04/25/18	350	417,624
Series C
5.00%, 01/15/15	235	245,949

Security	Principal (000s)	Value

Morgan Stanley
1.75%, 02/25/16	$250	$253,609
2.13%, 04/25/18[a]	200	199,633
3.45%, 11/02/15	150	156,618
3.80%, 04/29/16	900	954,474
4.10%, 01/26/15	300	311,018
4.10%, 05/22/23	200	192,502
4.75%, 04/01/14[a]	200	202,587
4.88%, 11/01/22	1,000	1,024,134
5.45%, 01/09/17	500	557,461
5.75%, 10/18/16[a]	473	531,687
5.75%, 01/25/21	700	795,877
6.00%, 04/28/15	736	787,114
6.63%, 04/01/18	1,103	1,301,698
7.30%, 05/13/19	262	321,372
Nomura Holdings Inc.
2.00%, 09/13/16	700	705,798
6.70%, 03/04/20	225	253,648
Northern Trust Corp.
3.38%, 08/23/21	100	101,582
3.45%, 11/04/20	50	52,057
State Street Corp.
4.30%, 05/30/14	179	182,523
4.38%, 03/07/21	300	326,899

		44,627,179
CHEMICALS — 0.60%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	50	46,394
Air Products and Chemicals Inc.
2.00%, 08/02/16	250	256,944
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	300	287,872
2.90%, 11/15/22 (Call 08/15/22)	250	230,139
CF Industries Holdings Inc.
7.13%, 05/01/20	250	296,424
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	250	233,423
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	500	465,092
4.25%, 11/15/20 (Call 08/15/20)[a]	300	321,001
8.55%, 05/15/19	400	517,045
E.I. du Pont de Nemours and Co.
3.63%, 01/15/21	300	309,556
4.25%, 04/01/21	850	909,486
Eastman Chemical Co.
3.00%, 12/15/15	200	207,970
Ecolab Inc.
3.00%, 12/08/16	600	632,413
FMC Corp.
4.10%, 02/01/24 (Call 11/01/23)	250	252,240
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	400	448,285
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	150	148,651
Potash Corp. of Saskatchewan Inc.
6.50%, 05/15/19	300	360,183
PPG Industries Inc.
3.60%, 11/15/20	200	204,045
Praxair Inc.
1.05%, 11/07/17[a]	500	492,592
3.00%, 09/01/21[a]	100	98,214
4.05%, 03/15/21	100	105,402
4.50%, 08/15/19	256	287,567

182

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	$250	$233,061
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	50	50,007
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	150	151,308

		7,545,314
COMMERCIAL BANKS — 3.92%
Abbey National Treasury Services PLC
4.00%, 04/27/16	300	318,724
African Development Bank
1.13%, 03/15/17	750	757,975
1.63%, 10/02/18	250	252,019
American Express Centurion Bank
5.95%, 06/12/17	300	343,079
Associated Banc-Corp
5.13%, 03/28/16 (Call 02/28/16)	100	107,907
Australia and New Zealand Banking Group Ltd.
1.45%, 05/15/18	250	245,649
Bank of America N.A.
5.30%, 03/15/17	500	553,283
Bank of Montreal
1.45%, 04/09/18 (Call 03/09/18)	400	394,344
1.75%, 04/29/14	150	150,898
2.50%, 01/11/17	200	207,674
Bank of Nova Scotia
1.45%, 04/25/18	250	246,431
2.05%, 10/07/15	1,150	1,180,201
2.05%, 10/30/18	1,400	1,403,986
4.38%, 01/13/21	150	162,202
Barclays Bank PLC
2.75%, 02/23/15	300	307,616
5.13%, 01/08/20	700	782,689
5.20%, 07/10/14	400	411,396
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	300	299,581
2.15%, 03/22/17 (Call 02/22/17)	725	742,779
3.20%, 03/15/16 (Call 02/16/16)	250	263,032
6.85%, 04/30/19	162	198,034
BNP Paribas SA
2.38%, 09/14/17	550	564,800
3.25%, 03/11/15	300	309,207
5.00%, 01/15/21	800	872,810
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	150	150,902
1.55%, 01/23/18 (Call 12/23/17)	200	198,099
Capital One N.A.
1.50%, 03/22/18 (Call 02/22/18)[a]	400	391,963
Comerica Inc.
3.00%, 09/16/15	50	51,889
Commonwealth Bank of Australia
1.90%, 09/18/17	250	253,317
2.50%, 09/20/18	1,000	1,023,294
Corporacion Andina de Fomento
4.38%, 06/15/22	300	301,753
Council of Europe Development Bank
1.13%, 05/31/18	800	789,390
1.50%, 02/22/17	250	255,057
Credit Suisse New York

Security	Principal (000s)	Value

5.40%, 01/14/20	$600	$662,552
5.50%, 05/01/14	100	102,105
6.00%, 02/15/18	400	460,049
European Bank for Reconstruction and Development
1.00%, 02/16/17	750	756,133
1.63%, 11/15/18[a]	600	604,533
Series G
2.75%, 04/20/15	300	310,294
Fifth Third Bancorp
5.45%, 01/15/17	526	579,158
HSBC Bank (USA) N.A.
4.88%, 08/24/20	350	377,697
HSBC Holdings PLC
5.10%, 04/05/21	650	714,944
HSBC USA Inc.
2.38%, 02/13/15	600	611,841
2.63%, 09/24/18	400	410,694
Intesa Sanpaolo SpA
3.13%, 01/15/16	300	304,820
3.88%, 01/15/19	250	251,580
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	1,000	1,155,322
KeyBank N.A.
1.65%, 02/01/18	500	495,234
Lloyds Bank PLC
4.20%, 03/28/17[a]	500	540,592
Manufacturers and Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	750	736,566
National Australia Bank Ltd.
1.60%, 08/07/15	500	509,038
National Australia Bank Ltd. New York
2.30%, 07/25/18[a]	250	254,554
National City Corp.
6.88%, 05/15/19	776	933,257
Nordic Investment Bank
0.50%, 04/14/16	1,700	1,703,756
5.00%, 02/01/17	307	347,599
Perrigo Co. Ltd.
4.00%, 11/15/23 (Call 08/15/23)[b]	200	199,794
PNC Bank N.A.
1.30%, 10/03/16 (Call 09/03/16)[c]	250	252,487
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[c]	700	682,998
5.25%, 11/15/15[c]	135	145,891
Rabobank Nederland
3.38%, 01/19/17	750	794,801
4.50%, 01/11/21	600	639,709
Royal Bank of Canada
1.45%, 10/30/14	200	202,144
1.50%, 01/16/18	500	495,265
2.20%, 07/27/18	250	252,891
2.30%, 07/20/16	150	155,284
2.88%, 04/19/16	350	366,314
Royal Bank of Scotland Group PLC
4.38%, 03/16/16	400	426,798
5.63%, 08/24/20	500	555,521
6.13%, 01/11/21	400	456,326
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)	250	257,284
4.63%, 04/19/16	100	106,454
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18	500	491,329
2.50%, 07/19/18	500	510,141

183

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

SunTrust Bank
7.25%, 03/15/18	$262	$313,024
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	100	106,123
Svenska Handelsbanken AB
2.50%, 01/25/19	250	252,552
2.88%, 04/04/17	250	258,356
Toronto-Dominion Bank (The)
1.38%, 07/14/14	50	50,341
2.38%, 10/19/16	700	727,616
2.50%, 07/14/16	100	104,149
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	500	506,934
2.20%, 11/15/16 (Call 10/14/16)	200	207,306
4.13%, 05/24/21 (Call 04/23/21)	100	106,849
UBS AG Stamford
5.88%, 12/20/17	1,110	1,274,820
Union Bank N.A.
2.63%, 09/26/18 (Call 08/26/18)	250	256,112
US Bank N.A.
4.80%, 04/15/15	461	488,269
Wachovia Corp./Wells Fargo & Co.
5.63%, 10/15/16	550	617,775
5.75%, 06/15/17	1,010	1,163,486
Wells Fargo & Co.
1.50%, 07/01/15	500	507,717
1.50%, 01/16/18[a]	850	848,684
3.50%, 03/08/22	500	503,837
3.63%, 04/15/15	700	729,187
3.75%, 10/01/14	600	616,532
4.60%, 04/01/21	375	412,346
Series M
3.45%, 02/13/23	600	566,265
Westpac Banking Corp.
1.13%, 09/25/15	3,050	3,080,549
3.00%, 08/04/15	350	364,456
4.88%, 11/19/19	375	422,115
Zions BanCorp.
4.50%, 06/13/23 (Call 05/11/23)	475	470,915

		49,262,044
COMMERCIAL SERVICES & SUPPLIES — 0.13%
Republic Services Inc.
5.00%, 03/01/20	400	441,850
Unilever Capital Corp.
0.85%, 08/02/17	500	490,394
4.25%, 02/10/21	250	271,888
Waste Management Inc.
4.60%, 03/01/21 (Call 12/01/20)	350	376,950

		1,581,082
COMMUNICATIONS EQUIPMENT — 0.18%
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	500	468,300
Cisco Systems Inc.
5.50%, 02/22/16	1,072	1,186,812
Harris Corp.
4.40%, 12/15/20	150	157,474
Juniper Networks Inc.
4.60%, 03/15/21	200	204,434

Security	Principal (000s)	Value

Motorola Solutions Inc.
3.50%, 03/01/23	$275	$254,517

		2,271,537
COMPUTERS & PERIPHERALS — 0.44%
Apple Inc.
1.00%, 05/03/18	1,050	1,021,939
2.40%, 05/03/23	450	407,090
EMC Corp.
1.88%, 06/01/18	500	500,564
2.65%, 06/01/20	250	247,703
3.38%, 06/01/23 (Call 03/01/23)	100	97,634
Hewlett-Packard Co.
2.35%, 03/15/15	300	305,056
2.60%, 09/15/17[a]	400	407,113
2.65%, 06/01/16	150	154,315
4.30%, 06/01/21	450	448,793
4.65%, 12/09/21	200	203,451
5.50%, 03/01/18	526	587,906
NetApp Inc.
2.00%, 12/15/17	250	249,337
Seagate HDD Cayman
3.75%, 11/15/18[b]	700	707,000
4.75%, 06/01/23[b]	200	190,000

		5,527,901
CONSTRUCTION & ENGINEERING — 0.02%
Fluor Corp.
3.38%, 09/15/21	200	199,758

		199,758
CONSUMER FINANCE — 1.17%
American Express Co.
1.55%, 05/22/18	500	491,706
2.65%, 12/02/22	250	233,853
6.80%, 09/01/66 (Call 09/01/16)[d]	268	285,420
7.00%, 03/19/18	567	683,523
American Express Credit Corp.
2.38%, 03/24/17	400	414,709
2.75%, 09/15/15	600	622,699
2.80%, 09/19/16	200	209,666
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	250	259,368
Capital One Financial Corp.
2.13%, 07/15/14	450	454,221
6.75%, 09/15/17	526	616,947
Caterpillar Financial Services Corp.
1.63%, 06/01/17	250	252,353
Series G
2.45%, 09/06/18	250	256,130
Discover Financial Services
3.85%, 11/21/22[a]	775	738,565
Ford Motor Credit Co. LLC
1.70%, 05/09/16	800	809,319
2.38%, 01/16/18	200	202,487
4.25%, 02/03/17	1,000	1,082,963
7.00%, 04/15/15	950	1,028,569
8.13%, 01/15/20	750	943,754
HSBC Finance Corp.
5.50%, 01/19/16	350	380,873
6.68%, 01/15/21	444	514,229

184

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

John Deere Capital Corp.
0.88%, 04/17/15	$100	$100,638
1.30%, 03/12/18	400	395,564
1.70%, 01/15/20[a]	375	354,122
1.85%, 09/15/16	500	513,697
3.15%, 10/15/21	200	200,102
PACCAR Financial Corp.
0.80%, 02/08/16	250	249,493
1.55%, 09/29/14	200	202,017
Toyota Motor Credit Corp.
1.25%, 11/17/14	200	201,784
1.25%, 10/05/17	600	595,109
1.75%, 05/22/17	500	507,471
2.63%, 01/10/23	775	723,507
3.40%, 09/15/21	200	202,149

		14,727,007
CONTAINERS & PACKAGING — 0.01%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	50	51,324
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	15	15,386

		66,710
DIVERSIFIED FINANCIAL SERVICES — 3.42%
Alterra Finance LLC
6.25%, 09/30/20	100	112,105
Bank of America Corp.
2.00%, 01/11/18	900	902,161
2.60%, 01/15/19	200	202,220
3.30%, 01/11/23	500	472,664
3.63%, 03/17/16	500	528,010
4.50%, 04/01/15	600	628,804
5.42%, 03/15/17	1,000	1,105,318
5.63%, 07/01/20[a]	950	1,083,192
5.65%, 05/01/18	910	1,041,896
5.70%, 01/24/22	1,425	1,619,277
6.50%, 08/01/16	300	340,380
7.38%, 05/15/14	1,028	1,059,154
7.63%, 06/01/19	262	327,713
BBVA U.S. Senior SA Unipersonal
4.66%, 10/09/15	500	525,820
BP Capital Markets PLC
0.70%, 11/06/15	600	601,496
1.85%, 05/05/17	250	254,909
2.24%, 09/26/18	200	202,766
2.75%, 05/10/23	200	184,636
3.13%, 10/01/15	200	209,306
3.20%, 03/11/16	850	896,073
3.56%, 11/01/21	200	203,017
3.88%, 03/10/15	150	156,484
3.99%, 09/26/23	500	509,005
4.74%, 03/11/21	200	219,297
4.75%, 03/10/19	150	169,037
Citigroup Inc.
1.25%, 01/15/16	250	250,974
1.70%, 07/25/16	200	202,371
1.75%, 05/01/18	500	494,346
2.25%, 08/07/15	500	510,658
3.50%, 05/15/23	500	463,205

Security	Principal (000s)	Value

4.45%, 01/10/17	$1,775	$1,935,188
4.50%, 01/14/22	250	264,585
4.75%, 05/19/15	1,100	1,160,405
5.00%, 09/15/14	150	154,725
6.13%, 05/15/18	785	917,304
8.50%, 05/22/19	512	665,567
Deutsche Telekom International Finance BV
5.75%, 03/23/16	315	347,995
General Electric Capital Corp.
1.63%, 07/02/15	300	305,086
1.63%, 04/02/18[a]	500	499,710
2.15%, 01/09/15	1,150	1,171,920
2.95%, 05/09/16	450	473,167
3.10%, 01/09/23	650	620,928
4.65%, 10/17/21	400	437,983
5.00%, 01/08/16	640	696,303
5.30%, 02/11/21	700	783,158
5.63%, 09/15/17	1,000	1,149,812
5.63%, 05/01/18	962	1,115,818
6.00%, 08/07/19	762	909,636
ING U.S. Inc.
5.50%, 07/15/22	250	272,495
International Bank for Reconstruction and Development
0.50%, 04/15/16	600	601,115
1.00%, 09/15/16	2,200	2,227,227
2.13%, 02/13/23[a]	800	753,348
2.38%, 05/26/15	750	773,428
J.P. Morgan Chase & Co.
1.10%, 10/15/15	1,000	1,003,333
1.63%, 05/15/18[a]	1,300	1,281,023
1.80%, 01/25/18[a]	500	498,233
3.15%, 07/05/16	600	630,682
3.20%, 01/25/23[a]	400	379,137
3.25%, 09/23/22	450	430,871
3.38%, 05/01/23	500	464,766
3.45%, 03/01/16	450	474,013
4.25%, 10/15/20	500	530,801
4.35%, 08/15/21	500	528,039
4.50%, 01/24/22	400	423,982
6.00%, 01/15/18	800	926,381
6.30%, 04/23/19	262	312,108
Moody’s Corp.
4.88%, 02/15/24 (Call 11/15/23)	250	248,645
5.50%, 09/01/20	100	107,308
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15	300	302,028
3.05%, 02/15/22 (Call 11/15/21)	250	245,668
3.40%, 11/15/23 (Call 08/15/23)	250	245,588
ORIX Corp.
5.00%, 01/12/16	250	268,169

		43,013,972
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.07%
AT&T Inc.
0.90%, 02/12/16	850	848,087
1.40%, 12/01/17	600	590,349
2.40%, 08/15/16	950	980,669
2.50%, 08/15/15	400	411,494
3.00%, 02/15/22	750	698,334
5.50%, 02/01/18	975	1,107,451
British Telecommunications PLC
5.95%, 01/15/18	150	173,080

185

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Embarq Corp.
7.08%, 06/01/16	$450	$504,398
Orange
4.38%, 07/08/14	600	612,941
Telefonica Emisiones SAU
3.19%, 04/27/18	500	510,381
3.73%, 04/27/15	450	463,935
5.46%, 02/16/21	450	475,733
Verizon Communications Inc.
1.25%, 11/03/14	300	301,929
2.45%, 11/01/22 (Call 08/01/22)	900	797,954
3.50%, 11/01/21	300	296,065
3.65%, 09/14/18	1,250	1,329,031
4.50%, 09/15/20	750	805,460
5.15%, 09/15/23	1,025	1,094,604
5.50%, 02/15/18	450	511,676
5.55%, 02/15/16	872	956,838

		13,470,409
ELECTRIC UTILITIES — 1.02%
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	500	491,544
2.95%, 12/15/22 (Call 09/15/22)	250	232,191
Arizona Public Service Co.
8.75%, 03/01/19	250	323,716
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	250	229,594
Detroit Edison Co. (The)
3.45%, 10/01/20 (Call 07/01/20)	150	155,621
Duke Energy Corp.
1.63%, 08/15/17	250	248,982
2.10%, 06/15/18 (Call 05/15/18)	300	301,441
3.05%, 08/15/22 (Call 05/15/22)[a]	100	95,396
3.55%, 09/15/21 (Call 06/15/21)	150	152,116
5.05%, 09/15/19[a]	262	295,699
Duke Energy Indiana Inc.
3.75%, 07/15/20	200	209,651
Duke Energy Progress Inc.
3.00%, 09/15/21 (Call 06/15/21)	150	148,531
Edison International
3.75%, 09/15/17	200	212,414
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	200	207,122
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	100	107,223
Entergy Louisiana LLC
1.88%, 12/15/14	100	101,298
Exelon Corp.
4.90%, 06/15/15	440	463,916
Georgia Power Co.
0.75%, 08/10/15	500	500,252
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	50	53,089
5.29%, 06/15/22 (Call 03/15/22)[e]	275	295,493
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	50	51,271
LG&E and KU Energy LLC
2.13%, 11/15/15	100	101,939
3.75%, 11/15/20 (Call 08/15/20)[a]	100	101,888
MidAmerican Energy Co.
3.70%, 09/15/23 (Call 06/15/23)	250	251,170
MidAmerican Energy Holdings Co.

Security	Principal (000s)	Value

3.75%, 11/15/23 (Call 08/15/23)[b]	$250	$250,152
5.75%, 04/01/18	300	347,294
Nevada Power Co.
7.13%, 03/15/19[a]	575	712,754
NextEra Energy Capital Holdings Inc.
1.20%, 06/01/15	600	602,945
6.00%, 03/01/19[a]	256	294,528
Nisource Finance Corp.
4.45%, 12/01/21 (Call 09/01/21)	400	412,433
Northern States Power Co.
1.95%, 08/15/15 (Call 05/15/15)	100	102,167
2.15%, 08/15/22 (Call 02/15/22)	600	549,017
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	250	230,650
Oncor Electric Delivery Co. LLC
6.38%, 01/15/15	268	284,281
Pacific Gas & Electric Co.
3.25%, 06/15/23 (Call 03/15/23)	100	95,306
8.25%, 10/15/18	600	763,990
Portland General Electric Co.
6.10%, 04/15/19	100	118,882
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)[a]	150	149,044
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)[a]	600	581,016
4.40%, 01/15/21 (Call 10/15/20)	300	319,954
Public Service Co. of Oklahoma
4.40%, 02/01/21	100	106,687
Scottish Power Ltd.
5.38%, 03/15/15	65	68,313
Southern Co. (The)
2.38%, 09/15/15	100	102,665
Southwestern Electric Power Co.
6.45%, 01/15/19	162	189,280
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	250	234,140
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	275	294,576
UIL Holdings Corp.
4.63%, 10/01/20	100	103,142
Union Electric Co.
6.70%, 02/01/19	262	320,151
Virginia Electric and Power Co.
2.95%, 01/15/22 (Call 10/15/21)	100	97,925
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	200	198,038

		12,860,887
ELECTRICAL EQUIPMENT — 0.16%
ABB Finance (USA) Inc.
2.88%, 05/08/22	250	240,044
Eaton Corp. PLC
1.50%, 11/02/17	500	494,369
2.75%, 11/02/22	250	232,232
Emerson Electric Co.
4.88%, 10/15/19	275	311,763
5.25%, 10/15/18	255	291,390
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	250	232,909
Tyco Electronics Group SA
6.55%, 10/01/17	200	230,861

		2,033,568

186

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.07%
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	$50	$48,966
Arrow Electronics Inc.
5.13%, 03/01/21	150	154,590
Avnet Inc.
4.88%, 12/01/22	250	251,497
Corning Inc.
4.25%, 08/15/20	50	53,951
Ingram Micro Inc.
5.25%, 09/01/17	100	107,924
Jabil Circuit Inc.
4.70%, 09/15/22	250	242,187

		859,115
ENERGY EQUIPMENT & SERVICES — 0.29%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	150	150,584
Cameron International Corp.
4.50%, 06/01/21 (Call 03/01/21)	350	373,096
Ensco PLC
4.70%, 03/15/21	300	320,138
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	300	298,076
Nabors Industries Inc.
5.00%, 09/15/20	300	310,583
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	250	232,899
Noble Holding International Ltd.
4.63%, 03/01/21	200	208,526
Rowan Companies Inc.
5.00%, 09/01/17	100	109,498
Transocean Inc.
5.05%, 12/15/16	450	495,957
6.00%, 03/15/18	173	195,901
6.50%, 11/15/20	100	113,216
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[a]	500	503,716
6.35%, 06/15/17	268	306,759

		3,618,949
FOOD & STAPLES RETAILING — 0.49%
Costco Wholesale Corp.
0.65%, 12/07/15	500	502,107
1.70%, 12/15/19	250	242,984
CVS Caremark Corp.
2.75%, 12/01/22 (Call 09/01/22)	100	92,695
4.13%, 05/15/21 (Call 02/15/21)	450	472,462
5.75%, 06/01/17	205	234,382
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
4.13%, 04/10/19	250	260,436
6.50%, 06/15/17[a]	275	313,144
Kroger Co. (The)
2.20%, 01/15/17	300	307,131
3.90%, 10/01/15	300	316,101
Safeway Inc.
3.95%, 08/15/20	200	200,666
Sysco Corp.
2.60%, 06/12/22[a]	250	234,547
Wal-Mart Stores Inc.

Security	Principal (000s)	Value

0.60%, 04/11/16	$400	$400,527
1.13%, 04/11/18	800	785,421
3.25%, 10/25/20	650	670,606
5.38%, 04/05/17	400	455,021
Walgreen Co.
1.80%, 09/15/17	600	604,196
3.10%, 09/15/22	100	94,004

		6,186,430
FOOD PRODUCTS — 0.47%
Archer-Daniels-Midland Co.
4.48%, 03/01/21	250	267,320
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	250	259,862
4.10%, 03/15/16	150	158,762
Campbell Soup Co.
3.05%, 07/15/17	200	209,525
ConAgra Foods Inc.
1.90%, 01/25/18	500	497,248
3.25%, 09/15/22[a]	250	235,460
General Mills Inc.
1.55%, 05/16/14	200	201,043
5.70%, 02/15/17	200	226,938
Hershey Co. (The)
1.50%, 11/01/16	200	201,291
4.13%, 12/01/20	250	270,226
Ingredion Inc.
4.63%, 11/01/20	50	52,666
Kellogg Co.
1.88%, 11/17/16	150	153,361
3.13%, 05/17/22	250	240,653
4.45%, 05/30/16	300	323,425
Kraft Foods Group Inc.
2.25%, 06/05/17	500	512,801
3.50%, 06/06/22	250	243,835
McCormick & Co. Inc.
3.90%, 07/15/21 (Call 04/15/21)	200	209,504
Mondelez International Inc.
4.13%, 02/09/16	400	427,499
5.38%, 02/10/20	100	113,070
6.13%, 02/01/18	504	593,803
6.13%, 08/23/18	475	566,296

		5,964,588
GAS UTILITIES — 0.09%
AGL Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	200	202,140
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)[a]	375	406,009
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	250	243,453
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	250	236,058

		1,087,660
HEALTH CARE EQUIPMENT & SUPPLIES — 0.33%
Abbott Laboratories
5.13%, 04/01/19	488	555,526
Baxter International Inc.
2.40%, 08/15/22	500	461,072
4.25%, 03/15/20	200	217,303

187

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Becton, Dickinson and Co.
3.13%, 11/08/21	$200	$196,990
3.25%, 11/12/20	100	101,605
Boston Scientific Corp.
6.00%, 01/15/20	250	289,497
Covidien International Finance SA
6.00%, 10/15/17	450	520,765
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)	500	466,840
3.00%, 03/15/15	200	206,494
4.13%, 03/15/21 (Call 12/15/20)	400	429,460
St. Jude Medical Inc.
2.50%, 01/15/16	100	103,112
Stryker Corp.
1.30%, 04/01/18	275	271,231
2.00%, 09/30/16	100	103,341
Zimmer Holdings Inc.
3.38%, 11/30/21 (Call 08/30/21)	200	197,687

		4,120,923
HEALTH CARE PROVIDERS & SERVICES — 0.66%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	250	231,268
3.95%, 09/01/20	100	105,498
4.13%, 06/01/21 (Call 03/01/21)[a]	300	316,483
AmerisourceBergen Corp.
5.88%, 09/15/15	454	492,882
Cardinal Health Inc.
3.20%, 06/15/22	500	476,804
Cigna Corp.
2.75%, 11/15/16	100	104,209
4.00%, 02/15/22 (Call 11/15/21)	100	102,157
4.38%, 12/15/20 (Call 09/15/20)	100	107,076
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	150	167,733
Express Scripts Holding Co.
3.13%, 05/15/16	250	262,270
3.50%, 11/15/16	200	213,054
4.75%, 11/15/21	200	213,753
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	500	468,420
6.45%, 06/01/16	200	225,130
Laboratory Corp. of America Holdings
2.20%, 08/23/17	550	554,148
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	425	386,694
5.70%, 03/01/17	336	375,608
Medco Health Solutions Inc.
7.13%, 03/15/18	592	710,982
Quest Diagnostics Inc.
4.70%, 04/01/21	150	154,757
UnitedHealth Group Inc.
1.40%, 10/15/17	250	250,011
2.88%, 03/15/23	300	280,858
4.70%, 02/15/21 (Call 11/15/20)	200	219,940
4.88%, 03/15/15	268	282,793
6.00%, 06/15/17	250	287,989
WellPoint Inc.
1.88%, 01/15/18[a]	250	249,566
3.30%, 01/15/23	200	188,761
3.70%, 08/15/21 (Call 05/15/21)[a]	500	503,577

Security	Principal (000s)	Value

4.35%, 08/15/20	$100	$106,624
5.25%, 01/15/16	200	217,698

		8,256,743
HOTELS, RESTAURANTS & LEISURE — 0.18%
Carnival Corp.
3.95%, 10/15/20	250	251,103
Darden Restaurants Inc.
4.50%, 10/15/21	200	190,513
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	235	219,905
International Game Technology
7.50%, 06/15/19	100	118,384
Marriott International Inc.
3.00%, 03/01/19 (Call 12/01/18)	300	306,755
McDonald’s Corp.
5.35%, 03/01/18	473	544,771
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	250	232,508
Wyndham Worldwide Corp.
2.95%, 03/01/17 (Call 02/01/17)	50	51,266
4.25%, 03/01/22 (Call 12/01/21)	100	97,665
Yum! Brands Inc.
3.88%, 11/01/23 (Call 08/01/23)	200	195,524
6.25%, 03/15/18[a]	67	78,589

		2,286,983
HOUSEHOLD DURABLES — 0.07%
Newell Rubbermaid Inc.
2.00%, 06/15/15	500	507,232
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	100	101,626
Whirlpool Corp.
4.85%, 06/15/21[a]	250	268,891

		877,749
HOUSEHOLD PRODUCTS — 0.21%
Clorox Co. (The)
3.80%, 11/15/21	300	303,238
Colgate-Palmolive Co.
1.30%, 01/15/17	200	200,068
2.30%, 05/03/22	400	373,819
2.95%, 11/01/20	150	151,476
Kimberly-Clark Corp.
6.13%, 08/01/17	256	299,093
Procter & Gamble Co. (The)
1.45%, 08/15/16	450	459,227
1.60%, 11/15/18	250	249,776
1.80%, 11/15/15	350	359,120
4.70%, 02/15/19	200	227,639

		2,623,456
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.18%
Constellation Energy Group Inc.
4.55%, 06/15/15	556	583,267
Exelon Generation Co. LLC
5.35%, 01/15/14	340	341,831
PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	200	193,567

188

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

PSEG Power LLC
2.75%, 09/15/16	$100	$102,726
4.15%, 09/15/21 (Call 06/15/21)	150	152,568
Southern Power Co. Series D
4.88%, 07/15/15	457	486,033
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	475	457,272

		2,317,264
INDUSTRIAL CONGLOMERATES — 0.23%
3M Co.
1.38%, 09/29/16	250	255,398
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	250	239,106
Danaher Corp.
2.30%, 06/23/16	50	51,570
3.90%, 06/23/21 (Call 03/23/21)	350	367,719
General Electric Co.
2.70%, 10/09/22	1,050	997,096
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	250	296,929
Koninklijke Philips NV
3.75%, 03/15/22	400	403,613
Pentair Finance SA
2.65%, 12/01/19	250	238,647

		2,850,078
INSURANCE — 1.02%
ACE INA Holdings Inc.
2.70%, 03/13/23	200	186,313
Aflac Inc.
3.45%, 08/15/15[a]	100	104,619
4.00%, 02/15/22	200	203,604
Allstate Corp. (The)
5.00%, 08/15/14	336	346,678
American International Group Inc.
4.88%, 06/01/22	300	324,546
5.60%, 10/18/16	673	751,632
5.85%, 01/16/18	550	634,872
6.40%, 12/15/20	500	593,456
Aon PLC
3.13%, 05/27/16	100	104,471
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	300	302,637
4.85%, 01/15/15	654	686,400
5.40%, 05/15/18[a]	450	518,252
Berkshire Hathaway Inc.
1.90%, 01/31/17	500	510,224
Chubb Corp. (The)
6.38%, 03/29/67 (Call 04/15/17)[d]	250	270,000
CNA Financial Corp.
5.88%, 08/15/20	75	85,597
6.50%, 08/15/16	250	282,347
Fidelity National Financial Inc.
5.50%, 09/01/22	300	313,914
Genworth Holdings Inc.
5.75%, 06/15/14[a]	326	335,876
7.63%, 09/24/21[a]	250	301,107
Hartford Financial Services Group Inc.
5.13%, 04/15/22	250	275,583

Security	Principal (000s)	Value

5.38%, 03/15/17[a]	$250	$277,659
Lincoln National Corp.
8.75%, 07/01/19	300	389,158
Markel Corp.
5.35%, 06/01/21	200	218,806
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	168	182,238
MetLife Inc.
3.05%, 12/15/22	500	474,123
4.75%, 02/08/21	200	219,183
5.00%, 06/15/15	290	309,192
Series D
4.37%, 09/15/23	300	311,542
Principal Financial Group Inc.
1.85%, 11/15/17	500	499,263
Progressive Corp. (The)
3.75%, 08/23/21[a]	100	102,890
Prudential Financial Inc.
3.00%, 05/12/16	150	156,700
4.50%, 11/16/21[a]	300	321,490
5.88%, 09/15/42 (Call 09/15/22)[d]	250	253,125
Series B
5.10%, 09/20/14[a]	673	697,169
Reinsurance Group of America Inc.
5.00%, 06/01/21	200	212,952
Travelers Companies Inc. (The)
6.25%, 06/20/16	262	296,627
Trinity Acquisition PLC
4.63%, 08/15/23	250	248,684
Willis Group Holdings PLC
5.75%, 03/15/21	100	108,059
WR Berkley Corp.
4.63%, 03/15/22	200	205,290
XLIT Ltd.
5.75%, 10/01/21	200	227,034

		12,843,312
INTERNET & CATALOG RETAIL — 0.03%
Amazon.com Inc.
0.65%, 11/27/15	250	250,099
2.50%, 11/29/22 (Call 08/29/22)	150	136,742

		386,841
INTERNET SOFTWARE & SERVICES — 0.05%
Baidu Inc.
2.25%, 11/28/17[a]	200	200,240
eBay Inc.
1.35%, 07/15/17	100	100,322
3.25%, 10/15/20 (Call 07/15/20)[a]	100	101,588
Google Inc.
2.13%, 05/19/16	200	207,538

		609,688
IT SERVICES — 0.34%
Computer Sciences Corp.
4.45%, 09/15/22	50	48,851
6.50%, 03/15/18	150	173,202
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	250	229,741
Fiserv Inc.
3.13%, 06/15/16	25	26,152
4.75%, 06/15/21	200	209,116

189

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

International Business Machines Corp.
0.55%, 02/06/15	$1,000	$1,002,709
1.63%, 05/15/20	500	469,042
1.95%, 07/22/16	300	309,768
2.90%, 11/01/21	750	739,930
5.70%, 09/14/17	550	637,370
Western Union Co. (The)
5.25%, 04/01/20	416	441,484

		4,287,365
LEISURE EQUIPMENT & PRODUCTS — 0.00%
Mattel Inc.
2.50%, 11/01/16	50	51,677

		51,677
LIFE SCIENCES TOOLS & SERVICES — 0.14%
Agilent Technologies Inc.
5.00%, 07/15/20[a]	100	107,556
6.50%, 11/01/17[a]	225	263,338
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	100	101,983
Life Technologies Corp.
6.00%, 03/01/20	250	284,913
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	150	153,532
Thermo Fisher Scientific Inc.
3.20%, 03/01/16	600	627,595
3.60%, 08/15/21 (Call 05/15/21)	200	198,764
4.50%, 03/01/21	50	52,872

		1,790,553
MACHINERY — 0.20%
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	200	187,587
3.90%, 05/27/21	700	735,147
5.70%, 08/15/16	493	555,202
Deere & Co.
4.38%, 10/16/19	300	337,553
Harsco Corp.
2.70%, 10/15/15	100	100,508
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	225	228,586
Joy Global Inc.
5.13%, 10/15/21[a]	50	52,754
Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	50	52,970
Stanley Black & Decker Inc.
3.40%, 12/01/21 (Call 09/01/21)	300	298,082

		2,548,389
MEDIA — 1.04%
21st Century Fox America Inc.
3.00%, 09/15/22	250	236,201
5.30%, 12/15/14	556	582,784
CBS Corp.
3.38%, 03/01/22 (Call 12/01/21)	250	240,939
Comcast Corp.

Security	Principal (000s)	Value

3.13%, 07/15/22	$700	$678,442
6.50%, 01/15/17	525	607,577
COX Communications Inc.
5.45%, 12/15/14	192	201,485
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	600	631,446
3.55%, 03/15/15	450	465,656
3.80%, 03/15/22	250	239,289
5.00%, 03/01/21	500	521,814
Discovery Communications LLC
3.30%, 05/15/22	650	622,478
3.70%, 06/01/15	350	365,802
Interpublic Group of Companies Inc. (The)
4.00%, 03/15/22	350	334,658
NBCUniversal Media LLC
2.88%, 04/01/16	300	313,338
5.15%, 04/30/20	925	1,043,548
Omnicom Group Inc.
3.63%, 05/01/22	600	584,362
Thomson Reuters Corp.
6.50%, 07/15/18	300	352,943
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)[a]	200	187,975
5.00%, 02/01/20	200	203,786
5.85%, 05/01/17	436	479,946
6.75%, 07/01/18	675	758,350
7.50%, 04/01/14	101	103,201
Time Warner Inc.
3.15%, 07/15/15	100	103,912
4.88%, 03/15/20	950	1,040,389
Viacom Inc.
1.25%, 02/27/15	400	402,115
3.13%, 06/15/22 (Call 03/15/22)	275	259,792
3.50%, 04/01/17	150	159,269
Walt Disney Co. (The)
1.13%, 02/15/17	500	494,635
1.35%, 08/16/16	500	508,788
2.55%, 02/15/22	250	235,881
WPP Finance 2010
4.75%, 11/21/21	150	157,485

		13,118,286
METALS & MINING — 0.74%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)[a]	400	408,694
5.55%, 02/01/17	418	452,733
Barrick Gold Corp.
2.50%, 05/01/18	600	591,612
2.90%, 05/30/16	200	209,128
3.85%, 04/01/22	200	180,501
6.95%, 04/01/19	425	497,125
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	500	503,247
1.63%, 02/24/17	200	202,756
2.88%, 02/24/22	400	385,236
3.25%, 11/21/21	450	447,111
Cliffs Natural Resources Inc.
4.88%, 04/01/21 (Call 01/01/21)[a]	200	195,799
Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15	50	50,286
2.38%, 03/15/18	600	599,169
3.55%, 03/01/22 (Call 12/01/21)	300	279,300
3.88%, 03/15/23 (Call 12/15/22)	200	187,796

190

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	$200	$173,135
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	250	245,420
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	350	340,271
Rio Tinto Finance (USA) Ltd.
2.25%, 09/20/16	100	102,958
3.75%, 09/20/21	50	50,091
6.50%, 07/15/18	450	536,580
8.95%, 05/01/14	285	294,687
9.00%, 05/01/19	225	296,127
Rio Tinto Finance (USA) PLC
1.63%, 08/21/17 (Call 07/21/17)	500	499,389
2.25%, 12/14/18 (Call 11/14/18)	200	200,961
Teck Resources Ltd.
3.00%, 03/01/19[a]	200	200,587
3.75%, 02/01/23 (Call 11/01/22)	250	232,955
3.85%, 08/15/17	50	53,123
Vale Overseas Ltd.
4.38%, 01/11/22	575	553,392
6.25%, 01/11/16[a]	336	367,022

		9,337,191
MULTI-UTILITIES — 0.28%
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	250	236,984
CMS Energy Corp.
6.25%, 02/01/20	250	291,709
Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18	846	987,855
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	200	193,516
3.38%, 08/15/23 (Call 05/15/23)	225	222,469
Dominion Resources Inc.
4.45%, 03/15/21	250	267,772
Series C
5.15%, 07/15/15	640	684,023
Integrys Energy Group Inc.
4.17%, 11/01/20	50	52,536
San Diego Gas & Electric Co.
3.00%, 08/15/21	200	200,100
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	50	49,257
4.75%, 05/15/21 (Call 02/15/21)	150	155,306
Sempra Energy
2.00%, 03/15/14	100	100,428
6.50%, 06/01/16	112	126,893

		3,568,848
MULTILINE RETAIL — 0.16%
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)	50	49,756
4.75%, 12/15/23 (Call 09/15/23)	250	256,584
Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)	200	197,287
5.90%, 12/01/16	300	338,640
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	200	208,329

Security	Principal (000s)	Value

Target Corp.
6.00%, 01/15/18	$773	$908,523

		1,959,119
OFFICE ELECTRONICS — 0.09%
Pitney Bowes Inc.
4.75%, 01/15/16[a]	256	271,961
Xerox Corp.
4.25%, 02/15/15	200	207,841
4.50%, 05/15/21	425	436,030
5.63%, 12/15/19[a]	150	167,744

		1,083,576
OIL, GAS & CONSUMABLE FUELS — 2.35%
Anadarko Petroleum Corp.
5.95%, 09/15/16	506	570,768
6.38%, 09/15/17	500	584,628
Apache Corp.
1.75%, 04/15/17	500	507,087
2.63%, 01/15/23 (Call 10/15/22)	100	93,272
Boardwalk Pipelines Partners LP
3.38%, 02/01/23 (Call 11/01/22)	250	230,077
Buckeye Partners LP
2.65%, 11/15/18 (Call 10/15/18)	250	249,897
4.88%, 02/01/21 (Call 11/01/20)	150	153,938
Canadian Natural Resources Ltd.
5.90%, 02/01/18	500	576,730
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	250	235,599
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	1,100	1,084,003
1.72%, 06/24/18 (Call 05/24/18)	1,000	1,002,590
2.36%, 12/05/22 (Call 09/05/22)	250	229,093
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	250	228,240
ConocoPhillips
4.75%, 02/01/14[a]	240	241,664
5.75%, 02/01/19	300	353,520
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	250	247,366
2.40%, 12/15/22 (Call 09/15/22)	500	458,341
DCP Midstream Operating LP
4.95%, 04/01/22 (Call 01/01/22)	200	203,509
Devon Energy Corp.
4.00%, 07/15/21 (Call 04/15/21)[a]	300	309,093
6.30%, 01/15/19	300	352,292
El Paso Pipeline Partners Operating Co. LLC
5.00%, 10/01/21 (Call 07/01/21)	100	106,370
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)[a]	300	304,121
Encana Corp.
5.90%, 12/01/17	350	403,115
Energy Transfer Partners LP
4.65%, 06/01/21 (Call 03/01/21)	200	207,796
5.20%, 02/01/22 (Call 11/01/21)	250	266,366
5.95%, 02/01/15	315	333,150
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	500	475,259
Series G
5.60%, 10/15/14	707	737,292
EOG Resources Inc.
2.95%, 06/01/15	300	310,879
4.10%, 02/01/21	500	528,851

191

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Husky Energy Inc.
7.25%, 12/15/19	$300	$369,219
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	250	234,114
3.50%, 03/01/16	50	52,666
4.15%, 03/01/22[a]	200	201,488
5.95%, 02/15/18	400	460,989
6.85%, 02/15/20	250	297,990
Kinder Morgan, Inc.
7.13%, 04/01/21 (Call 04/01/16)[a]	65	74,750
Magellan Midstream Partners LP
4.25%, 02/01/21	300	314,290
Marathon Oil Corp.
6.00%, 10/01/17	494	567,561
Marathon Petroleum Corp.
3.50%, 03/01/16	50	52,701
5.13%, 03/01/21	450	492,153
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	500	517,547
Occidental Petroleum Corp.
1.75%, 02/15/17	150	152,402
2.50%, 02/01/16	300	311,566
2.70%, 02/15/23 (Call 11/15/22)[a]	100	92,312
Series 1
4.10%, 02/01/21 (Call 11/01/20)	250	265,249
ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)	250	261,235
Petrohawk Energy Corp.
7.25%, 08/15/18 (Call 08/15/14)	300	324,000
Phillips 66
2.95%, 05/01/17	200	209,562
4.30%, 04/01/22	400	410,061
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	250	251,952
Plains All American Pipeline LP
3.95%, 09/15/15	300	316,804
8.75%, 05/01/19	475	616,424
Plains Exploration & Production Co.
6.13%, 06/15/19 (Call 06/15/16)	500	545,000
6.63%, 05/01/21 (Call 05/01/16)[a]	450	492,750
Shell International Finance BV
0.63%, 12/04/15	1,625	1,627,109
4.30%, 09/22/19	526	584,730
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	200	200,796
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	500	448,047
Spectra Energy Partners LP
4.60%, 06/15/21 (Call 03/15/21)	100	103,592
Statoil ASA
1.15%, 05/15/18	100	97,993
5.25%, 04/15/19	725	834,512
Suncor Energy Inc.
6.10%, 06/01/18	450	528,624
Sunoco Inc.
5.75%, 01/15/17	200	220,000
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	100	96,740
TC Pipelines LP
4.65%, 06/15/21 (Call 03/15/21)	50	50,562

Security	Principal (000s)	Value

Total Capital Canada Ltd.
1.45%, 01/15/18	$200	$199,293
Total Capital International SA
1.55%, 06/28/17	500	505,424
2.88%, 02/17/22	250	240,966
Total Capital SA
2.13%, 08/10/18	800	813,856
2.30%, 03/15/16	200	207,096
4.13%, 01/28/21	250	265,796
TransCanada PipeLines Ltd.
2.50%, 08/01/22	500	461,034
6.50%, 08/15/18	450	538,507
Valero Energy Corp.
6.13%, 02/01/20	450	517,884
Western Gas Partners LP
2.60%, 08/15/18 (Call 07/15/18)	75	75,367
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	250	234,240
5.25%, 03/15/20	475	520,346
XTO Energy Inc.
5.50%, 06/15/18	250	291,938
6.50%, 12/15/18	350	430,251

		29,564,394
PAPER & FOREST PRODUCTS — 0.12%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	500	487,500
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	200	193,316
International Paper Co.
4.75%, 02/15/22 (Call 11/15/21)	450	476,217
7.95%, 06/15/18	262	324,956

		1,481,989
PERSONAL PRODUCTS — 0.04%
Avon Products Inc.
5.00%, 03/15/23	500	489,344

		489,344
PHARMACEUTICALS — 0.97%
AbbVie Inc.
1.75%, 11/06/17	2,050	2,067,231
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	600	564,959
Allergan Inc.
3.38%, 09/15/20	250	258,163
AstraZeneca PLC
5.90%, 09/15/17	600	696,177
Bristol-Myers Squibb Co.
3.25%, 11/01/23	250	242,908
5.45%, 05/01/18	200	231,421
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	708	823,910
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	250	252,190
2.85%, 05/08/22	250	239,235
Johnson & Johnson
3.55%, 05/15/21	200	208,763
5.55%, 08/15/17	305	352,955

192

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Merck & Co. Inc.
2.80%, 05/18/23	$800	$752,596
4.00%, 06/30/15	315	332,335
6.00%, 09/15/17	600	699,101
Novartis Capital Corp.
2.90%, 04/24/15	300	310,567
Novartis Securities Investment Ltd.
5.13%, 02/10/19	412	473,232
Pfizer Inc.
1.50%, 06/15/18[a]	500	498,281
6.20%, 03/15/19	429	516,387
Sanofi
1.20%, 09/30/14	100	100,700
1.25%, 04/10/18	100	98,371
2.63%, 03/29/16	500	521,665
4.00%, 03/29/21	200	211,143
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	200	206,365
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14	150	150,597
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	500	474,312
Wyeth LLC
5.50%, 02/01/14	697	702,766
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	200	187,955

		12,174,285
PROFESSIONAL SERVICES — 0.01%
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	200	186,256

		186,256
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.87%
American Tower Corp.
3.40%, 02/15/19	250	254,070
3.50%, 01/31/23	275	252,143
4.63%, 04/01/15	220	228,077
5.05%, 09/01/20	150	156,589
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)[a]	250	232,598
3.95%, 01/15/21 (Call 10/15/20)	50	51,430
BioMed Realty LP
4.25%, 07/15/22 (Call 04/15/22)	400	393,117
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	50	53,288
4.13%, 05/15/21	800	822,370
CommonWealth REIT
5.88%, 09/15/20 (Call 03/15/20)	300	315,769
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)	400	410,941
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	250	239,684
7.38%, 02/15/15	250	268,825
EPR Properties
7.75%, 07/15/20	150	171,255
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)	600	558,276
5.13%, 03/15/16	311	338,889
HCP Inc.
3.75%, 02/01/19 (Call 11/01/18)	500	524,192
6.70%, 01/30/18	425	499,964

Security	Principal (000s)	Value

Health Care REIT Inc.
3.63%, 03/15/16	$50	$52,215
4.13%, 04/01/19 (Call 01/01/19)	300	319,930
4.95%, 01/15/21 (Call 10/15/20)	100	106,841
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	250	253,471
Host Hotels & Resorts LP
5.88%, 06/15/19 (Call 06/15/15)	475	515,375
Series D
3.75%, 10/15/23 (Call 07/15/23)	125	117,186
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	250	272,791
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	250	229,267
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	100	105,098
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	100	110,165
ProLogis LP
4.50%, 08/15/17	400	430,503
6.88%, 03/15/20 (Call 12/16/19)	100	117,403
Realty Income Corp.
4.65%, 08/01/23 (Call 05/01/23)	250	255,013
Simon Property Group LP
2.75%, 02/01/23 (Call 11/01/22)[a]	200	186,192
5.65%, 02/01/20 (Call 11/01/19)	450	515,508
6.13%, 05/30/18	500	588,550
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)[a]	100	99,045
4.25%, 03/01/22 (Call 12/01/21)	600	608,637
4.75%, 06/01/21 (Call 03/01/21)	50	53,100
Vornado Realty Trust
5.00%, 01/15/22	250	262,889

		10,970,656
ROAD & RAIL — 0.31%
Burlington Northern Santa Fe Corp.
3.05%, 09/01/22 (Call 06/01/22)[a]	550	521,791
4.70%, 10/01/19	250	279,116
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	250	229,014
2.85%, 12/15/21 (Call 09/15/21)	100	97,589
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	850	881,916
4.25%, 06/01/21 (Call 03/01/21)	50	52,785
Norfolk Southern Corp.
5.90%, 06/15/19	300	353,321
7.70%, 05/15/17	445	536,084
Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)	350	352,547
3.50%, 06/01/17	100	104,878
3.60%, 03/01/16	100	103,605
Union Pacific Corp.
5.75%, 11/15/17	315	362,965

		3,875,611
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.23%
Altera Corp.
2.50%, 11/15/18	500	497,479
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	575	533,254

193

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Applied Materials Inc.
2.65%, 06/15/16	$50	$52,135
Broadcom Corp.
2.70%, 11/01/18	300	309,233
Intel Corp.
1.95%, 10/01/16	350	362,615
3.30%, 10/01/21	650	650,324
Texas Instruments Inc.
1.65%, 08/03/19	300	290,325
2.38%, 05/16/16	150	156,211

		2,851,576
SOFTWARE — 0.35%
CA Inc.
4.50%, 08/15/23 (Call 05/15/23)	170	170,092
Microsoft Corp.
2.50%, 02/08/16[a]	950	991,600
4.20%, 06/01/19	250	277,977
Oracle Corp.
1.20%, 10/15/17	1,400	1,390,066
2.50%, 10/15/22	300	276,582
5.25%, 01/15/16	743	815,018
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	500	512,943

		4,434,278
SPECIALTY RETAIL — 0.24%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	50	50,193
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	450	439,136
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	100	111,032
Home Depot Inc. (The)
3.75%, 02/15/24 (Call 11/15/23)	300	301,455
5.40%, 03/01/16	440	486,146
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	550	555,535
3.80%, 11/15/21 (Call 08/15/21)	200	207,764
O’Reilly Automotive Inc.
3.85%, 06/15/23 (Call 03/15/23)	250	241,796
4.63%, 09/15/21 (Call 06/15/21)	100	104,877
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)[a]	400	384,343
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	125	115,083

		2,997,360
TEXTILES, APPAREL & LUXURY GOODS — 0.02%
Cintas Corp. No. 2
2.85%, 06/01/16	150	155,724
VF Corp.
3.50%, 09/01/21 (Call 06/21/21)	50	50,193

		205,917
TOBACCO — 0.26%
Altria Group Inc.
4.75%, 05/05/21	450	484,601
9.70%, 11/10/18	526	705,695

Security	Principal (000s)	Value

Lorillard Tobacco Co.
2.30%, 08/21/17[a]	$250	$253,225
3.50%, 08/04/16[a]	100	105,781
Philip Morris International Inc.
2.50%, 08/22/22	150	137,287
4.50%, 03/26/20	250	273,506
5.65%, 05/16/18	685	797,212
Reynolds American Inc.
6.75%, 06/15/17[a]	447	518,545

		3,275,852
TRADING COMPANIES & DISTRIBUTORS — 0.06%
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)	125	125,801
5.63%, 04/01/17	250	274,375
GATX Corp.
2.50%, 03/15/19	125	125,071
4.85%, 06/01/21	200	207,088

		732,335
WIRELESS TELECOMMUNICATION SERVICES — 0.30%
America Movil SAB de CV
2.38%, 09/08/16	200	205,312
5.00%, 03/30/20	675	734,321
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	526	676,234
Rogers Wireless Inc.
6.38%, 03/01/14[a]	336	340,755
Vodafone Group PLC
2.95%, 02/19/23	550	502,542
5.63%, 02/27/17	500	564,298
5.75%, 03/15/16	640	707,169

		3,730,631

TOTAL CORPORATE BONDS & NOTES (Cost: $379,656,268)		388,889,598

FOREIGN AGENCY OBLIGATIONS[f] — 3.79%

AUSTRIA — 0.07%
Oesterreichische Kontrollbank AG
1.13%, 07/06/15[a]	300	303,826
2.00%, 06/03/16	600	621,459

		925,285
BRAZIL — 0.29%
Petrobras Global Finance BV
3.00%, 01/15/19[a]	600	570,588
4.38%, 05/20/23	1,000	907,992
Petrobras International Finance Co.
3.88%, 01/27/16	975	1,008,314
5.38%, 01/27/21	350	350,235
5.88%, 03/01/18[a]	500	539,542
7.88%, 03/15/19	262	304,000

		3,680,671

194

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

CANADA — 0.76%
British Columbia (Province of)
1.20%, 04/25/17	$750	$759,618
Export Development Canada
0.50%, 09/15/15	500	501,957
Hydro-Quebec
2.00%, 06/30/16	500	516,918
Manitoba (Province of)
1.30%, 04/03/17	250	253,747
Nova Scotia (Province of)
2.38%, 07/21/15	300	309,796
Ontario (Province of)
1.60%, 09/21/16[a]	1,325	1,357,383
1.65%, 09/27/19	3,600	3,508,629
2.30%, 05/10/16	100	104,073
2.95%, 02/05/15	425	438,193
4.40%, 04/14/20[a]	250	278,673
Quebec (Province of)
2.63%, 02/13/23	400	373,344
5.00%, 03/01/16	1,022	1,124,362

		9,526,693
COLOMBIA — 0.08%
Ecopetrol SA
4.25%, 09/18/18	1,000	1,039,190

		1,039,190
GERMANY — 1.35%
FMS Wertmanagement AoeR
1.00%, 11/21/17	1,000	995,711
KfW
0.50%, 09/30/15	200	200,710
0.88%, 09/05/17	4,300	4,287,200
1.50%, 04/04/14	1,050	1,054,889
2.00%, 06/01/16	1,800	1,868,556
2.63%, 03/03/15	750	771,999
2.63%, 01/25/22	1,500	1,493,111
2.75%, 10/01/20	400	411,527
4.88%, 01/17/17	842	949,556
Series G
4.38%, 03/15/18	1,347	1,520,929
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	2,050	2,024,496
1.88%, 09/17/18	600	611,016
Series G
5.00%, 11/08/16	667	750,677

		16,940,377
JAPAN — 0.15%
Japan Bank for International Cooperation
1.13%, 07/19/17	600	601,258
1.75%, 07/31/18	1,000	1,005,975
Japan Finance Corp.
2.50%, 01/21/16	100	104,307
2.50%, 05/18/16	100	104,660

		1,816,200

Security	Principal (000s)	Value

MEXICO — 0.19%
Pemex Project Funding Master Trust
5.75%, 03/01/18	$500	$556,875
Petroleos Mexicanos
3.50%, 01/30/23	800	726,000
4.88%, 01/24/22	825	845,625
5.50%, 01/21/21[a]	250	268,750

		2,397,250
SOUTH KOREA — 0.21%
Export-Import Bank of Korea (The)
3.75%, 10/20/16	250	265,731
5.00%, 04/11/22	1,000	1,104,651
Korea Development Bank (The)
3.50%, 08/22/17	1,000	1,054,730
Korea Finance Corp.
4.63%, 11/16/21	200	214,613

		2,639,725
SUPRANATIONAL — 0.62%
Asian Development Bank
1.38%, 03/23/20	400	384,066
1.75%, 09/11/18	600	610,040
2.50%, 03/15/16	750	785,177
2.63%, 02/09/15	925	950,646
2.75%, 05/21/14	526	532,235
Inter-American Development Bank
0.88%, 11/15/16	200	201,541
0.88%, 03/15/18	200	197,286
1.13%, 03/15/17	900	910,744
1.38%, 07/15/20	800	761,632
4.25%, 09/10/18	1,000	1,129,568
5.13%, 09/13/16	1,222	1,375,893

		7,838,828
SWEDEN — 0.07%
Svensk Exportkredit AB
1.75%, 05/30/17	500	513,506
5.13%, 03/01/17	300	340,547

		854,053

TOTAL FOREIGN AGENCY OBLIGATIONS (Cost: $47,141,198)		47,658,272

FOREIGN GOVERNMENT OBLIGATIONS[f] — 1.40%

BRAZIL — 0.16%
Brazil (Federative Republic of)
4.88%, 01/22/21[a]	800	848,000
6.00%, 01/17/17	450	502,425
8.00%, 01/15/18[a]	534	595,386

		1,945,811
CANADA — 0.06%
Canada (Government of)
0.88%, 02/14/17	250	251,768
2.38%, 09/10/14	526	534,990

		786,758

195

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

CHILE — 0.02%
Chile (Republic of)
2.25%, 10/30/22	$250	$223,750

		223,750
COLOMBIA — 0.12%
Colombia (Republic of)
4.38%, 07/12/21	200	207,000
7.38%, 03/18/19	850	1,024,250
8.25%, 12/22/14	250	267,500

		1,498,750
ISRAEL — 0.02%
Israel (State of)
5.13%, 03/26/19	262	299,990

		299,990
ITALY — 0.26%
Italy (Republic of)
4.50%, 01/21/15	1,500	1,557,767
5.25%, 09/20/16	1,000	1,088,132
5.38%, 06/12/17	600	660,134

		3,306,033
MEXICO — 0.20%
United Mexican States
3.63%, 03/15/22[a]	1,540	1,520,750
5.95%, 03/19/19[a]	900	1,037,250

		2,558,000
PANAMA — 0.00%
Panama (Republic of)
7.25%, 03/15/15	42	45,780

		45,780
PERU — 0.03%
Peru (Republic of)
7.13%, 03/30/19	315	378,788

		378,788
PHILIPPINES — 0.07%
Philippines (Republic of the)
4.00%, 01/15/21	200	208,500
8.38%, 06/17/19	500	638,750

		847,250
POLAND — 0.15%
Poland (Republic of)
3.00%, 03/17/23[a]	850	775,948
5.13%, 04/21/21	750	817,912

Security	Principal (000s)	Value

6.38%, 07/15/19	$262	$307,250

		1,901,110
SOUTH AFRICA — 0.08%
South Africa (Republic of)
5.50%, 03/09/20[a]	600	641,778
6.88%, 05/27/19	262	300,692

		942,470
SOUTH KOREA — 0.03%
Korea (Republic of)
7.13%, 04/16/19	262	325,587

		325,587
TURKEY — 0.20%
Turkey (Republic of)
3.25%, 03/23/23[a]	1,200	1,029,756
6.75%, 04/03/18	1,250	1,389,850
7.50%, 07/14/17	100	113,313

		2,532,919

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $17,812,126)		17,592,996

MUNICIPAL DEBT OBLIGATIONS — 0.13%

CALIFORNIA — 0.03%
State of California GO BAB
7.55%, 04/01/39	250	335,835

		335,835
FLORIDA — 0.02%
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue Series A
3.00%, 07/01/20	250	238,373

		238,373
ILLINOIS — 0.06%
State of Illinois GO
4.07%, 01/01/14	20	20,051
4.42%, 01/01/15	500	515,455
4.95%, 06/01/23	300	296,454

		831,960
NEW JERSEY — 0.02%
New Jersey Economic Development Authority RB Lease Appropriation Series B
0.00%, 02/15/23 (AGM)	400	254,952

		254,952

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $1,599,789)		1,661,120

196

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2013

Security	Principal (000s)	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 62.81%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.63%
Federal Home Loan Banks
0.38%, 06/24/16[a]	$5,200	$5,189,485
5.00%, 11/17/17[a]	9,235	10,651,607
Federal Home Loan Mortgage Corp.
0.50%, 05/13/16	3,820	3,823,461
0.88%, 03/07/18	7,387	7,275,109
1.25%, 08/01/19	4,875	4,715,119
1.25%, 10/02/19[a]	3,416	3,290,255
2.00%, 08/25/16[a]	4,750	4,938,209
2.38%, 01/13/22[a]	4,578	4,456,313
2.50%, 05/27/16[a]	3,875	4,068,988
3.75%, 03/27/19[a]	1,905	2,104,140
Federal National Mortgage Association
0.38%, 12/21/15	2,765	2,767,855
0.50%, 05/27/15[a]	732	734,795
0.50%, 03/30/16	1,604	1,606,935
1.25%, 09/28/16[a]	2,941	2,995,781
2.75%, 03/13/14[a]	4,022	4,051,775
5.00%, 04/15/15	19,405	20,669,102

		83,338,929
U.S. GOVERNMENT OBLIGATIONS — 56.18%
U.S. Treasury Bonds
7.25%, 05/15/16[a]	8,188	9,563,175
U.S. Treasury Notes
0.25%, 02/15/15	11,838	11,846,287
0.25%, 02/28/15	4,775	4,778,152
0.25%, 07/15/15[a]	15,000	15,004,050
0.25%, 11/30/15	7,000	6,995,625
0.25%, 12/15/15	12,712	12,702,211
0.38%, 03/15/15[a]	20,010	20,055,422
0.38%, 08/31/15	3,500	3,507,630
0.38%, 01/15/16[a]	12,338	12,354,902
0.38%, 02/15/16	7,011	7,018,010
0.38%, 03/15/16	1,910	1,911,261
0.50%, 06/15/16	11,750	11,777,613
0.63%, 07/15/16[a]	6,500	6,531,070
0.63%, 08/15/16	6,800	6,828,355
0.63%, 11/15/16	9,000	9,021,420
0.63%, 11/30/17	5,771	5,687,436
0.63%, 04/30/18[a]	10,978	10,729,129
0.75%, 06/30/17[a]	1,860	1,855,778
0.75%, 10/31/17	13,320	13,212,508
0.75%, 12/31/17	16,035	15,859,256
0.75%, 02/28/18[a]	600	591,462
0.88%, 09/15/16	5,000	5,053,950
0.88%, 01/31/17	6,283	6,329,431
0.88%, 02/28/17	5,580	5,615,377
0.88%, 04/30/17	2,765	2,777,194
1.00%, 08/31/16	4,634	4,699,015
1.00%, 09/30/16[a]	1,940	1,966,772
1.00%, 03/31/17[a]	26,872	27,122,982
1.00%, 05/31/18	900	892,728
1.13%, 12/31/19[a]	9,168	8,814,390
1.13%, 03/31/20[a]	14,040	13,397,670
1.13%, 04/30/20[a]	3,196	3,042,017
1.25%, 10/31/18[a]	11,000	10,953,690

Security	Principal or Shares (000s)	Value

1.25%, 02/29/20	$921	$887,623
1.38%, 06/30/18[a]	1,000	1,006,680
1.38%, 07/31/18[a]	12,300	12,371,463
1.38%, 09/30/18[a]	7,289	7,311,887
1.38%, 01/31/20[a]	6,685	6,508,850
1.38%, 05/31/20[a]	2,000	1,929,960
1.50%, 08/31/18[a]	11,400	11,517,762
1.50%, 03/31/19[a]	3,428	3,428,000
1.63%, 08/15/22	3,410	3,166,833
1.63%, 11/15/22[a]	9,219	8,505,450
1.75%, 07/31/15[a]	19,474	19,961,434
1.75%, 05/31/16[a]	12,836	13,266,134
1.75%, 10/31/20	1,750	1,713,460
1.75%, 05/15/23[a]	10,665	9,821,719
1.88%, 06/30/15[a]	43,172	44,296,197
1.88%, 08/31/17[a]	5,918	6,134,421
1.88%, 09/30/17[a]	9,069	9,393,490
2.00%, 04/30/16	5,830	6,057,487
2.00%, 07/31/20[a]	3,700	3,705,624
2.00%, 02/15/22	5,194	5,037,557
2.00%, 02/15/23[a]	17,945	17,012,040
2.13%, 05/31/15[a]	22,057	22,686,065
2.13%, 08/31/20[a]	6,160	6,202,258
2.13%, 08/15/21[a]	2,795	2,766,575
2.25%, 01/31/15[a]	7,716	7,902,110
2.38%, 07/31/17[a]	8,431	8,894,536
2.38%, 05/31/18[a]	11,750	12,370,283
2.50%, 03/31/15[a]	8,997	9,270,060
2.50%, 04/30/15[a]	15,125	15,614,444
2.50%, 08/15/23[a]	7,290	7,153,458
2.63%, 04/30/18[a]	1,910	2,031,839
2.63%, 11/15/20	9,625	9,986,515
2.75%, 02/28/18[a]	4,206	4,498,485
2.75%, 11/15/23	2,000	2,001,562
2.88%, 03/31/18[a]	1,430	1,535,992
3.13%, 04/30/17[a]	5,460	5,898,165
3.25%, 05/31/16	2,865	3,068,644
3.38%, 11/15/19[a]	23,493	25,739,167
3.50%, 05/15/20[a]	353	388,374
3.63%, 08/15/19[a]	11,590	12,853,426
3.63%, 02/15/20[a]	8,110	8,992,125
3.63%, 02/15/21[a]	8,006	8,824,374
4.63%, 11/15/16[a]	6,412	7,173,040
4.88%, 08/15/16[a]	39,502	44,199,182
8.50%, 02/15/20	3,267	4,568,573

		706,149,291

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost: $780,979,582)		789,488,220

SHORT-TERM INVESTMENTS — 38.39%

MONEY MARKET FUNDS — 38.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,g,h]	449,537	449,537,495

197

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2013

Security	Shares (000s)	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,g,h]	26,026	$26,025,978
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,g]	6,906	6,905,701

		482,469,174

TOTAL SHORT-TERM INVESTMENTS (Cost: $482,469,174)		482,469,174

TOTAL INVESTMENTS IN SECURITIES — 137.46% (Cost: $1,709,658,137)		1,727,759,380
Other Assets, Less Liabilities — (37.46)%		(470,829,526)

NET ASSETS — 100.00%		$1,256,929,854

BAB — Build America Bond

GO — General Obligation

RB — Revenue Bond

Insured by:

AGM — Assured Guaranty Municipal Corp.

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

198

Schedule of Investments  (Unaudited)

iSHARES® MBS ETF

November 30, 2013

Security	Principal (000s)	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.47%

MORTGAGE-BACKED SECURITIES — 99.47%
Federal Home Loan Mortgage Corp.
1.79%, 06/01/43[a]	$2,351	$2,375,374
2.48%, 05/01/43[a]	1,472	1,457,975
2.50%, 02/01/28	27,932	27,994,306
2.50%, 12/01/28[b]	86,087	86,086,538
2.50%, 12/01/43[b]	8,500	7,777,500
2.51%, 08/01/43[a]	534	529,611
2.55%, 12/01/38[a]	4,429	4,701,653
2.61%, 01/01/42[a]	7,905	8,222,893
2.93%, 05/01/42[a]	2,957	3,032,391
2.95%, 09/01/41[a]	6,464	6,761,529
3.00%, 04/01/27	3,099	3,194,542
3.00%, 05/01/27	26,176	26,953,160
3.00%, 06/01/27	7,321	7,536,867
3.00%, 07/01/27	723	744,225
3.00%, 08/01/27	2,296	2,364,091
3.00%, 09/01/27	12,431	12,801,464
3.00%, 11/01/27	3,310	3,409,665
3.00%, 12/01/27	2,254	2,321,742
3.00%, 01/01/28	1,329	1,369,680
3.00%, 12/01/28[b]	19,000	19,546,250
3.00%, 05/01/33	12,044	11,899,465
3.00%, 01/01/43	19,855	19,100,206
3.00%, 02/01/43	62,852	60,461,484
3.00%, 03/01/43	19,142	18,413,677
3.00%, 04/01/43	77,758	74,799,924
3.00%, 12/01/43[b]	32,676	31,400,034
3.01%, 11/01/40[a]	3,944	4,152,526
3.12%, 11/01/40[a]	2,482	2,612,980
3.26%, 08/01/41[a]	1,201	1,258,019
3.32%, 11/01/40[a]	4,503	4,736,766
3.34%, 07/01/41[a]	527	554,720
3.43%, 11/01/41[a]	10,128	10,668,533
3.50%, 11/01/25	11,606	12,193,985
3.50%, 03/01/26	6,550	6,882,470
3.50%, 06/01/26	3,016	3,168,734
3.50%, 08/01/26	3,221	3,385,123
3.50%, 12/01/28[b]	94,500	95,755,624
3.50%, 03/01/32	14,914	15,341,855
3.50%, 08/01/32	15,884	16,330,604
3.50%, 10/01/42	81,663	82,261,066
3.50%, 11/01/42	4,770	4,805,201
3.50%, 05/01/43	30,918	31,148,091
3.50%, 06/01/43	6,124	6,171,619
4.00%, 05/01/25	8,066	8,551,334
4.00%, 10/01/25	5,994	6,356,416
4.00%, 02/01/26	6,097	6,468,175
4.00%, 05/01/26	9,911	10,513,045
4.00%, 12/01/28[b]	5,243	5,560,857
4.00%, 01/01/41	22,266	23,154,945
4.00%, 02/01/41	12,710	13,217,075
4.00%, 03/01/41	8,992	9,350,302
4.00%, 09/01/41	16,598	17,299,091
4.00%, 11/01/41	5,558	5,781,114
4.00%, 12/01/41	3,345	3,479,286

Security	Principal (000s)	Value

4.00%, 01/01/42	$9,079	$9,443,805
4.00%, 02/01/42	25,598	26,666,386
4.00%, 03/01/42	10,589	11,013,483
4.00%, 06/01/42	12,764	13,275,124
4.00%, 12/01/43[b]	35,873	37,307,920
4.50%, 04/01/22	4,029	4,278,315
4.50%, 05/01/23	6,180	6,550,091
4.50%, 07/01/24	3,311	3,550,917
4.50%, 08/01/24	1,069	1,146,703
4.50%, 09/01/24	1,808	1,939,037
4.50%, 10/01/24	2,649	2,840,577
4.50%, 12/01/28[b]	10,331	10,944,403
4.50%, 08/01/30	6,962	7,452,351
4.50%, 03/01/39	16,325	17,427,027
4.50%, 05/01/39	18,848	20,125,547
4.50%, 06/01/39	11,808	12,592,945
4.50%, 09/01/39	1,222	1,303,771
4.50%, 10/01/39	28,301	30,177,040
4.50%, 12/01/39	3,020	3,221,025
4.50%, 08/01/40	6,856	7,310,141
4.50%, 09/01/40	18,271	19,485,856
4.50%, 11/01/40	17,028	18,162,029
4.50%, 02/01/41	15,571	16,603,816
4.50%, 05/01/41	16,215	17,487,317
4.50%, 08/01/41	5,508	5,878,552
4.50%, 12/01/43[b]	22,000	23,433,437
4.96%, 12/01/33[a]	247	256,966
5.00%, 11/01/18	2,088	2,220,267
5.00%, 08/01/19	3,178	3,378,876
5.00%, 12/01/24	6,432	6,853,743
5.00%, 08/01/25	4,372	4,782,824
5.00%, 06/01/26	5,546	6,008,217
5.00%, 12/01/28[b]	161	171,188
5.00%, 06/01/33	1,715	1,861,534
5.00%, 12/01/33	6,555	7,120,863
5.00%, 07/01/35	21,128	22,906,940
5.00%, 01/01/36	3,423	3,701,226
5.00%, 01/01/37	4,160	4,502,441
5.00%, 02/01/37	3,535	3,826,511
5.00%, 02/01/38	5,058	5,475,055
5.00%, 03/01/38	17,073	18,413,621
5.00%, 12/01/38	3,613	3,894,575
5.00%, 08/01/39	22,287	24,247,037
5.00%, 01/01/40	1,645	1,775,997
5.00%, 04/01/40	1,910	2,064,950
5.00%, 07/01/40	1,037	1,121,516
5.00%, 08/01/40	15,186	16,808,143
5.00%, 09/01/40	8,184	8,874,339
5.00%, 08/01/41	11,207	12,177,423
5.00%, 12/01/43[b]	31	33,993
5.50%, 10/01/23	9,193	10,020,368
5.50%, 09/01/24	8,046	8,779,739
5.50%, 07/01/31	—	376
5.50%, 04/01/32	103	112,217
5.50%, 09/01/32	298	325,898
5.50%, 10/01/32	64	70,071
5.50%, 12/01/32	31	32,990
5.50%, 04/01/33	2	1,917
5.50%, 05/01/33	48	52,978
5.50%, 06/01/33	65	70,758
5.50%, 07/01/33	142	154,673
5.50%, 09/01/33	7	7,174
5.50%, 10/01/33	725	792,733

199

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MBS ETF

November 30, 2013

Security	Principal (000s)	Value

5.50%, 01/01/34	$4	$3,883
5.50%, 02/01/34	5,987	6,563,263
5.50%, 03/01/34	1,210	1,317,168
5.50%, 08/01/34	148	160,156
5.50%, 10/01/34	846	918,695
5.50%, 11/01/34	13	13,862
5.50%, 12/01/34	853	932,750
5.50%, 01/01/35	10,971	11,950,910
5.50%, 02/01/35	2,821	3,071,823
5.50%, 04/01/35	520	564,250
5.50%, 05/01/35	5,252	5,715,701
5.50%, 06/01/35	14,361	15,627,343
5.50%, 07/01/35	59	65,171
5.50%, 08/01/35	168	182,484
5.50%, 10/01/35	514	558,536
5.50%, 12/01/35	2,870	3,119,395
5.50%, 02/01/36	4	4,234
5.50%, 03/01/36	178	193,104
5.50%, 05/01/36	3,790	4,117,169
5.50%, 07/01/36	7,477	8,121,258
5.50%, 08/01/36	979	1,062,612
5.50%, 04/01/38	8,144	8,858,186
5.50%, 05/01/38	2,866	3,105,269
5.50%, 12/01/38	34	37,253
5.50%, 01/01/39	11,437	12,453,953
5.50%, 09/01/39	6,017	6,556,744
5.50%, 11/01/39	12,483	13,652,321
5.50%, 12/01/43[b]	163	176,651
6.00%, 09/01/36	3,126	3,453,474
6.00%, 10/01/36	2,789	3,105,563
6.00%, 02/01/37	2,820	3,099,600
6.00%, 11/01/37	5,124	5,622,969
6.00%, 09/01/38	10,376	11,485,854
6.00%, 12/01/43[b]	19,372	21,243,014
Federal National Mortgage Association
1.94%, 04/01/43[a]	4,317	4,397,998
2.09%, 06/01/43[a]	10,298	10,362,437
2.44%, 02/01/42[a]	11,361	11,719,545
2.49%, 08/01/42[a]	15,558	15,957,499
2.50%, 05/01/27	19,866	19,907,802
2.50%, 10/01/27	18,909	18,948,782
2.50%, 11/01/27	41,973	42,060,898
2.50%, 02/01/28	19,488	19,482,750
2.50%, 12/01/28[b]	97,722	97,615,077
2.50%, 12/01/43[b]	17,613	16,209,464
2.71%, 12/01/38[a]	2,490	2,665,026
2.78%, 08/01/41[a]	1,876	1,949,665
2.80%, 04/01/38[a]	2,809	2,997,933
2.93%, 10/01/41[a]	8,097	8,461,269
3.00%, 01/01/27	17,445	17,997,158
3.00%, 06/01/27	11,737	12,109,710
3.00%, 07/01/27	8,277	8,540,204
3.00%, 08/01/27	17,486	18,043,274
3.00%, 11/01/27	51,614	53,261,400
3.00%, 12/01/28[b]	40,300	41,571,969
3.00%, 05/01/33	3,098	3,099,612
3.00%, 11/01/42	37,420	36,142,465
3.00%, 01/01/43	116,164	112,197,801
3.00%, 04/01/43	5,172	4,995,852
3.00%, 05/01/43	3,512	3,392,427
3.00%, 12/01/43[b]	237,305	229,036,043
3.31%, 09/01/41[a]	689	723,811
3.50%, 02/01/26	10,698	11,281,136

Security	Principal (000s)	Value

3.50%, 04/01/27	$8,753	$9,235,219
3.50%, 12/01/28[b]	47,850	50,429,414
3.50%, 01/01/32	7,279	7,491,917
3.50%, 02/01/32	10,464	10,771,104
3.50%, 04/01/32	20,191	20,785,936
3.50%, 06/01/32	3,301	3,397,630
3.50%, 08/01/32	6,615	6,805,598
3.50%, 01/01/42	3,854	3,889,161
3.50%, 05/01/42	4,486	4,528,606
3.50%, 06/01/42	33,129	33,426,616
3.50%, 10/01/42	35,484	35,803,649
3.50%, 12/01/42	23,313	23,524,606
3.50%, 01/01/43	70,635	71,288,599
3.50%, 02/01/43	32,025	32,312,920
3.50%, 05/01/43	58,766	59,294,557
3.50%, 06/01/43	34,827	35,139,757
3.50%, 12/01/43[b]	79,284	79,977,735
3.62%, 05/01/40[a]	10,433	11,085,506
4.00%, 03/01/24	5,526	5,884,067
4.00%, 10/01/25	12,611	13,439,436
4.00%, 11/01/25	6,135	6,532,009
4.00%, 03/01/26	3,499	3,727,955
4.00%, 06/01/26	21,023	22,409,672
4.00%, 09/01/26	8,104	8,635,329
4.00%, 12/01/28[b]	2,000	2,126,875
4.00%, 12/01/30	4,866	5,149,423
4.00%, 01/01/31	3,002	3,176,978
4.00%, 02/01/31	2,682	2,837,484
4.00%, 10/01/31	7,467	7,874,177
4.00%, 02/01/32	17,793	18,765,408
4.00%, 02/01/41	51,340	53,624,091
4.00%, 10/01/41	11,596	12,103,627
4.00%, 11/01/41	17,078	17,839,361
4.00%, 01/01/42	26,060	27,333,953
4.00%, 03/01/42	33,501	34,989,139
4.00%, 10/01/42	14,322	14,938,703
4.00%, 12/01/43[b]	189,983	198,265,071
4.50%, 09/01/18	3,326	3,540,365
4.50%, 04/01/19	1,937	2,063,700
4.50%, 11/01/22	3,870	4,126,292
4.50%, 06/01/23	1,238	1,320,692
4.50%, 03/01/24	999	1,063,539
4.50%, 10/01/24	4,897	5,216,876
4.50%, 02/01/25	5,673	6,039,680
4.50%, 04/01/25	6,282	6,688,216
4.50%, 06/01/25	5,915	6,348,886
4.50%, 08/01/31	11,393	12,280,188
4.50%, 05/01/39	6,484	6,969,747
4.50%, 09/01/40	12,473	13,318,728
4.50%, 12/01/40	8,542	9,124,306
4.50%, 01/01/41	19,955	21,320,959
4.50%, 04/01/41	31,913	34,225,757
4.50%, 05/01/41	40,400	43,322,605
4.50%, 06/01/41	11,576	12,445,655
4.50%, 08/01/41	16,800	17,956,922
4.50%, 09/01/41	40,757	43,726,054
4.50%, 02/01/42	42,261	45,174,505
4.50%, 12/01/43[b]	53,400	56,996,156
5.00%, 08/01/20	4,481	4,776,816
5.00%, 07/01/23	6,526	7,052,243
5.00%, 12/01/23	3,439	3,714,718
5.00%, 05/01/25	1,594	1,708,635
5.00%, 06/01/28	5,848	6,410,180

200

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MBS ETF

November 30, 2013

Security	Principal (000s)	Value

5.00%, 12/01/28[b]	$1,783	$1,899,452
5.00%, 11/01/33	10,962	11,947,089
5.00%, 03/01/39	3,791	4,155,235
5.00%, 12/01/39	3,717	4,065,674
5.00%, 01/01/40	88	95,726
5.00%, 04/01/40	7,230	7,867,401
5.00%, 05/01/40	641	699,818
5.00%, 06/01/40	771	841,536
5.00%, 07/01/40	6,110	6,658,661
5.00%, 08/01/40	28,924	31,763,987
5.00%, 09/01/40	215	235,168
5.00%, 10/01/40	661	724,822
5.00%, 02/01/41	54	59,962
5.00%, 03/01/41	9,768	10,675,572
5.00%, 04/01/41	19,109	20,924,479
5.00%, 05/01/41	57,757	63,160,097
5.00%, 06/01/41	4,665	5,109,131
5.00%, 08/01/41	6,249	6,859,211
5.00%, 12/01/43[b]	38,772	42,164,545
5.50%, 12/01/19	4,871	5,191,268
5.50%, 01/01/24	5,703	6,231,563
5.50%, 02/01/30	2,934	3,219,008
5.50%, 05/01/33	4,473	4,904,356
5.50%, 11/01/33	8,853	9,703,837
5.50%, 09/01/34	6,484	7,097,405
5.50%, 04/01/36	12,781	13,977,859
5.50%, 05/01/36	2,660	2,908,691
5.50%, 08/01/37	16,017	17,520,494
5.50%, 03/01/38	7,647	8,385,547
5.50%, 07/01/38	5,369	5,885,181
5.50%, 11/01/38	22,721	24,876,168
5.50%, 07/01/40	12,079	13,292,732
5.50%, 09/01/40	31,225	34,423,331
5.50%, 12/01/43[b]	357	390,469
6.00%, 01/01/25	5,712	6,270,750
6.00%, 03/01/34	6,477	7,225,402
6.00%, 05/01/34	1,023	1,146,061
6.00%, 08/01/34	2,168	2,419,275
6.00%, 11/01/34	720	802,910
6.00%, 06/01/36	4,343	4,816,907
6.00%, 08/01/36	4,922	5,440,183
6.00%, 08/01/37	8,885	9,775,364
6.00%, 03/01/38	3,073	3,401,018
6.00%, 05/01/38	7,265	8,010,793
6.00%, 08/01/38	494	544,286
6.00%, 06/01/39	19,444	21,694,695
6.00%, 10/01/39	1,651	1,831,026
6.00%, 12/01/43[b]	20,896	23,030,869
6.50%, 08/01/36	217	240,288
6.50%, 09/01/36	1,471	1,631,831
6.50%, 10/01/36	223	247,281
6.50%, 12/01/36	235	260,062
6.50%, 07/01/37	380	421,555
6.50%, 08/01/37	11,801	13,085,181
6.50%, 10/01/37	694	770,142
6.50%, 11/01/37	117	130,078
6.50%, 12/01/37	5,409	5,998,644
6.50%, 06/01/38	178	201,438
6.50%, 10/01/39	11,635	12,978,857
6.50%, 05/01/40	8,476	9,398,974
7.00%, 04/01/37	3,795	4,236,234
Government National Mortgage Association
3.00%, 07/15/27	18,034	18,581,879

Security	Principal (000s)	Value

3.00%, 09/15/42	$1,086	$1,062,864
3.00%, 10/15/42	2,584	2,529,610
3.00%, 12/15/42	16,905	16,547,186
3.00%, 12/20/42	51,702	50,591,781
3.00%, 01/15/43	6,264	6,131,321
3.00%, 06/20/43	123,721	121,063,855
3.00%, 12/01/43[b]	51,107	49,903,554
3.50%, 12/15/41	13,510	13,804,436
3.50%, 08/15/42	3,109	3,177,207
3.50%, 09/15/42	4,520	4,618,549
3.50%, 09/20/42	102,418	104,736,408
3.50%, 10/15/42	1,636	1,671,139
3.50%, 10/20/42	6,430	6,575,113
3.50%, 11/20/42	23,909	24,450,726
3.50%, 01/15/43	19,622	20,056,712
3.50%, 01/20/43	14,600	14,930,951
3.50%, 03/15/43	2,303	2,355,350
3.50%, 03/20/43	19,869	20,318,735
3.50%, 04/20/43	53,784	55,001,032
3.50%, 05/15/43	1,661	1,698,903
3.50%, 12/01/43[b]	58,045	59,273,639
4.00%, 09/20/40	13,934	14,747,000
4.00%, 01/20/41	6,433	6,808,606
4.00%, 02/15/41	18,448	19,571,474
4.00%, 03/15/41	2,485	2,618,995
4.00%, 04/15/41	11,955	12,657,877
4.00%, 05/15/41	2,095	2,205,276
4.00%, 07/15/41	8,540	9,056,540
4.00%, 09/20/41	9,656	10,200,285
4.00%, 12/15/41	4,338	4,587,884
4.00%, 12/20/41	39,927	42,281,355
4.00%, 01/15/42	2,195	2,328,741
4.00%, 01/20/42	18,194	19,267,335
4.00%, 02/15/42	10,676	11,311,262
4.00%, 03/15/42	16,692	17,655,559
4.00%, 04/15/42	14,232	14,999,845
4.00%, 05/15/42	2,872	3,038,138
4.00%, 08/15/42	4,088	4,323,696
4.00%, 09/20/42	11,501	12,172,451
4.00%, 10/15/42	999	1,056,655
4.00%, 12/01/43[b]	8,905	9,389,596
4.50%, 04/15/39	1,851	1,991,174
4.50%, 08/15/39	11,920	12,828,262
4.50%, 11/20/39	4,149	4,497,704
4.50%, 01/20/40	4,454	4,861,221
4.50%, 06/15/40	17,231	18,578,556
4.50%, 07/15/40	18,196	19,589,789
4.50%, 08/15/40	35,645	38,397,815
4.50%, 08/20/40	7,664	8,306,841
4.50%, 09/15/40	9,739	10,479,500
4.50%, 10/20/40	17,639	19,120,326
4.50%, 04/20/41	18,454	19,940,962
4.50%, 06/20/41	24,247	26,201,056
4.50%, 09/20/41	11,400	12,317,600
4.50%, 11/20/41	11,327	12,228,851
4.50%, 12/01/43[b]	27,000	29,133,281
5.00%, 05/20/33	1,142	1,254,504
5.00%, 07/20/35	5,381	5,891,070
5.00%, 12/15/36	19,749	21,687,772
5.00%, 01/15/39	9,356	10,180,399
5.00%, 07/15/39	24,125	26,257,232
5.00%, 10/20/39	8,108	8,900,629
5.00%, 05/15/40	5,145	5,601,537

201

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MBS ETF

November 30, 2013

Security	Principal or Shares (000s)	Value

5.00%, 07/20/40	$27,839	$30,566,715
5.00%, 08/20/40	7,923	8,748,420
5.00%, 11/20/41	19,895	21,613,780
5.00%, 07/20/42	4,429	4,825,804
5.50%, 11/20/34	5,816	6,435,883
5.50%, 03/15/36	4,312	4,778,948
5.50%, 03/20/36	1,414	1,560,501
5.50%, 07/20/36	2,120	2,336,319
5.50%, 06/20/38	8,740	9,613,553
5.50%, 10/15/38	6,803	7,464,956
5.50%, 03/20/39	5,040	5,542,889
5.50%, 12/15/39	1,567	1,719,213
5.50%, 01/15/40	10,863	11,913,861
5.50%, 07/20/40	11,562	12,715,656
6.00%, 03/15/37	10,243	11,408,226
6.00%, 09/20/38	14,721	16,538,005
6.00%, 12/15/38	4,356	4,834,366
6.00%, 11/15/39	2,129	2,363,958
6.00%, 12/01/43[b]	7,000	7,756,875
6.50%, 10/20/38	5,425	6,080,187

		5,527,300,182

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $5,589,545,162)		5,527,300,182

SHORT-TERM INVESTMENTS — 23.81%

MONEY MARKET FUNDS — 23.81%
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d]	1,322,687	1,322,687,352
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	100	100,000

		1,322,787,352

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,322,787,352)		1,322,787,352

TOTAL INVESTMENTS IN SECURITIES — 123.28%
(Cost: $6,912,332,514)		6,850,087,534
Other Assets, Less Liabilities — (23.28)%		(1,293,632,948)

NET ASSETS — 100.00%		$5,556,454,586

[a]	Variable rate security. Rate shown is as of report date.
[b]	To-be-announced (TBA). See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

202

Schedule of Investments  (Unaudited)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.69%

ALABAMA — 0.19%
Alabama Federal Aid Highway Finance Authority RB Federal Grant Revenue
5.00%, 09/01/24 (Call 09/01/22)	$2,500	$2,785,175
Alabama Public School & College Authority RB Sales Tax Revenue
Series A
5.00%, 05/01/14	1,000	1,020,460
5.00%, 05/01/18	500	584,280
Baldwin County Board of Education RB Sales Tax Revenue
4.50%, 07/01/37 (Call 07/01/17) (AMBAC)	500	481,675
Birmingham Water Works Board RB Water Revenue
5.00%, 01/01/41 (Call 01/01/21)	1,000	1,005,290

		5,876,880
ALASKA — 0.01%
City of Anchorage GO Series B
5.25%, 12/01/16 (AMBAC)	300	342,084

		342,084
ARIZONA — 1.52%
Arizona School Facilities Board COP Lease Appropriation Series A-1
5.00%, 09/01/17 (Call 09/01/15) (NPFGC-FGIC)	245	263,213
Arizona School Facilities Board COP Lease Non-Terminable
5.13%, 09/01/21 (Call 09/01/18)	1,000	1,099,990
5.25%, 09/01/23 (Call 09/01/18)	1,465	1,591,708
5.75%, 09/01/19 (Call 09/01/18)	1,200	1,401,528
Arizona State University Board of Regents RB University Revenue Series A
5.00%, 07/01/42 (Call 07/01/22)	1,000	1,038,870
Arizona Transportation Board RB Fuel Sales Tax Revenue
Series A
5.00%, 07/01/21	1,500	1,771,425
5.00%, 07/01/24 (Call 07/01/21)	935	1,060,384
5.00%, 07/01/29 (Call 07/01/22)	1,000	1,095,650
Arizona Transportation Board RB Highway Revenue Tolls Series A
5.00%, 07/01/30 (Call 07/01/22)	2,000	2,175,940
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/17	700	805,301
5.00%, 07/01/24 (Call 07/01/19)	685	763,768
5.25%, 07/01/20 (Call 07/01/19)	480	565,018
Arizona Water Infrastructure Finance Authority RB Water Revenue Series A
5.00%, 10/01/30 (Call 10/01/20)	2,600	2,909,426
City of Mesa RB Multiple Utility Revenue
5.25%, 07/01/16 (ETM) (NPFGC-FGIC)	280	314,322
5.25%, 07/01/16 (NPFGC-FGIC)	220	246,512
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue Series A
5.00%, 07/01/40 (Call 07/01/20)	1,700	1,711,305

Security	Principal (000s)	Value

Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/19 (PR 07/01/14) (AMBAC)	$845	$869,066
5.00%, 07/01/41 (Call 07/01/15) (NPFGC-FGIC)	3,250	3,259,555
Phoenix Civic Improvement Corp. RB Special Assessment Series A
5.00%, 07/01/39 (Call 07/01/19)	800	841,608
Phoenix Civic Improvement Corp. RB Water Revenue
4.75%, 07/01/25 (Call 07/01/15) (NPFGC)	1,800	1,911,888
5.00%, 07/01/19 (Call 07/01/15) (NPFGC)	500	533,295
Pinal County Electric District No. 3 RB Electric Power & Light Revenues
5.25%, 07/01/41 (Call 07/01/21)	1,000	1,029,260
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues
Series A
5.00%, 12/01/26 (Call 12/01/21)	1,000	1,123,040
5.00%, 01/01/27 (Call 01/01/18)	1,800	1,967,976
5.00%, 12/01/28 (Call 12/01/21)	1,000	1,106,210
5.00%, 12/01/29 (Call 06/01/22)	400	439,180
5.00%, 12/01/31 (Call 06/01/22)	1,500	1,622,985
5.00%, 01/01/38 (Call 01/01/18)	8,265	8,619,899
Series B
4.00%, 01/01/16	1,250	1,345,413
4.00%, 01/01/18	1,225	1,373,960
5.00%, 12/01/19	500	594,810
State of Arizona COP Lease Appropriation
Series A
5.00%, 10/01/18 (AGM)	200	228,256
5.00%, 10/01/29 (Call 10/01/19) (AGM)	1,000	1,044,670
5.25%, 10/01/20 (Call 10/01/19) (AGM)	355	408,704

		47,134,135
ARKANSAS — 0.10%
State of Arkansas GO
4.00%, 08/01/14	1,930	1,979,852
5.00%, 08/01/14	1,050	1,084,177

		3,064,029
CALIFORNIA — 22.10%
Alameda Corridor Transportation Authority RB Transit Revenue Series A
0.00%, 10/01/14 (AMBAC)	250	248,548
Allan Hancock Joint Community College District GO
0.00%, 08/01/47 (Call 08/01/40)	1,000	316,510
Alvord Unified School District GO Series B
0.00%, 08/01/36 (AGM)	2,000	514,780
Anaheim Public Financing Authority RB Lease Abatement
0.00%, 09/01/32 (AGM)	3,040	1,044,088
Bay Area Governments Association RB Transit Revenue
5.00%, 08/01/17 (Call 08/01/14) (NPFGC-FGIC)	800	821,936
Bay Area Toll Authority RB Highway Revenue Tolls
Series F
5.00%, 04/01/15	500	532,285
5.00%, 04/01/17 (PR 04/01/16)	150	166,103
5.00%, 04/01/18 (PR 04/01/16)	1,000	1,107,350

203

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

5.00%, 04/01/21 (PR 04/01/16)	$250	$276,838
5.00%, 04/01/23 (PR 04/01/16)	275	304,521
5.00%, 04/01/25 (PR 04/01/16)	2,000	2,214,700
5.00%, 04/01/31 (PR 04/01/16)	3,100	3,432,785
5.00%, 04/01/31 (PR 04/01/17)	680	778,036
Series F-1
5.00%, 04/01/25 (Call 04/01/22)	1,500	1,696,800
5.00%, 04/01/26 (Call 04/01/22)	1,000	1,118,960
5.00%, 04/01/28 (Call 04/01/22)	2,625	2,884,171
5.00%, 04/01/30 (Call 04/01/22)	2,000	2,162,620
5.00%, 04/01/31 (Call 04/01/22)	200	214,786
5.00%, 04/01/34 (Call 04/01/18)	500	520,720
5.00%, 04/01/39 (Call 04/01/18)	2,500	2,584,450
5.13%, 04/01/39 (Call 04/01/19)	825	868,997
5.63%, 04/01/44 (Call 04/01/19)	1,295	1,388,110
Series S-2
5.00%, 10/01/42 (Call 10/01/20)	2,510	2,537,359
Series S-4
5.00%, 04/01/32 (Call 04/01/23)	2,000	2,092,540
5.00%, 04/01/43 (Call 04/01/23)	1,250	1,260,125
5.25%, 04/01/48 (Call 04/01/23)	2,250	2,303,955
5.25%, 04/01/53 (Call 04/01/23)	370	369,911
Bay Area Water Supply & Conservation Agency RB Water Revenue Series A
5.00%, 10/01/34 (Call 04/01/23)	1,500	1,584,705
California Educational Facilities Authority RB College & University Revenue
Series T-1
5.00%, 03/15/39	120	137,310
Series U-3
5.00%, 06/01/43	1,500	1,721,385
California Infrastructure & Economic Development Bank RB Highway Revenue Tolls
5.00%, 07/01/23 (ETM) (AGM)	2,845	3,430,615
5.00%, 07/01/33 (PR 01/01/28) (AMBAC)	1,000	1,189,040
5.00%, 07/01/36 (PR 01/01/28) (AMBAC)	500	594,520
5.13%, 07/01/37 (PR 07/01/26) (AMBAC)	470	571,318
California State Department of Transportation RB Federal Grant Revenue Series A
5.00%, 02/01/15 (NPFGC-FGIC)	880	929,500
California State Department of Water Resources RB Electric Power & Light Revenues
Series K
4.00%, 05/01/18	200	226,644
5.00%, 05/01/18	5,610	6,594,611
Series L
4.00%, 05/01/15	100	105,409
5.00%, 05/01/14	2,705	2,760,480
5.00%, 05/01/15	1,000	1,067,990
5.00%, 05/01/16	1,000	1,110,950
5.00%, 05/01/17	2,485	2,854,867
5.00%, 05/01/18	1,290	1,516,408
5.00%, 05/01/19	1,815	2,149,922
5.00%, 05/01/20	2,690	3,208,067
5.00%, 05/01/21 (Call 05/01/20)	1,000	1,176,240
5.00%, 05/01/22 (Call 05/01/20)	300	347,652
Series M
4.00%, 05/01/14	530	538,634
4.00%, 05/01/16	1,500	1,631,055
4.00%, 05/01/19	1,275	1,444,014
5.00%, 05/01/14	1,750	1,785,892
5.00%, 05/01/15	1,000	1,067,990

Security	Principal (000s)	Value

Series N
5.00%, 05/01/20	$2,500	$2,981,475
California State Department of Water Resources RB Water Revenue
Series AC
5.00%, 12/01/15 (PR 12/01/14) (NPFGC)	965	1,011,494
Series AE
5.00%, 12/01/24 (Call 06/01/18)	650	741,403
5.00%, 12/01/27 (Call 06/01/18)	500	556,410
5.00%, 12/01/28 (Call 06/01/18)	695	772,152
Series F-3
5.00%, 05/01/21 (Call 05/01/18)	1,500	1,738,815
Series F-5
5.00%, 05/01/22 (Call 05/01/18)	1,445	1,663,628
Series G-4
5.00%, 05/01/16	1,250	1,388,687
California State Public Works Board RB Lease Abatement
5.00%, 09/01/38 (Call 09/01/23)	1,000	1,011,470
Series A
5.00%, 12/01/19 (AMBAC)	20	22,188
5.00%, 04/01/20	690	799,958
5.00%, 04/01/30 (Call 04/01/22)	2,000	2,074,400
5.00%, 04/01/33 (Call 04/01/22)	1,000	1,019,750
5.00%, 04/01/37 (Call 04/01/22)	1,450	1,452,842
6.25%, 04/01/34 (Call 04/01/19)	1,725	1,952,976
Series A-1
6.00%, 03/01/35 (Call 03/01/20)	1,000	1,125,670
Series C
4.00%, 06/01/28 (Call 06/01/22)	200	187,292
Series G
5.00%, 11/01/37 (Call 11/01/22)	2,175	2,179,567
Series G-1
5.75%, 10/01/30 (Call 10/01/19)	2,025	2,205,589
Series I-1
6.38%, 11/01/34 (Call 11/01/19)	600	688,008
California State Public Works Board RB Lease Revenue
Series A
5.13%, 06/01/29 (PR 06/01/14)	580	594,407
5.25%, 06/01/30 (Call 06/01/15)	2,100	2,175,285
Series D
5.00%, 12/01/23 (Call 12/01/21)	1,500	1,662,345
5.00%, 12/01/31 (Call 12/01/21)	750	771,923
Series G
5.00%, 12/01/31 (PR 12/01/21)	1,400	1,692,656
Series J
5.25%, 01/01/16 (AMBAC)	270	296,082
California State University Trustees RB College & University Revenue
Series A
4.00%, 11/01/28 (Call 11/01/22)	1,680	1,682,671
5.00%, 11/01/24 (Call 11/01/21)	1,250	1,423,800
5.00%, 11/01/25 (Call 11/01/23)	2,000	2,286,820
5.00%, 11/01/30 (Call 05/01/15) (AMBAC)	1,365	1,415,041
5.00%, 11/01/39 (Call 05/01/18) (AGM)	1,000	1,017,500
5.25%, 11/01/34 (Call 05/01/19)	500	532,215
5.25%, 11/01/38 (Call 05/01/19)	2,500	2,651,125
Centinela Valley Union High School District GO Series B
0.00%, 08/01/45 (Call 08/01/22) (AGM)	4,000	617,280
Chabot-Las Positas Community College District GO
5.00%, 08/01/31 (Call 08/01/23)	1,200	1,264,860

204

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Series B
5.00%, 08/01/31 (Call 08/01/16) (AMBAC)	$600	$663,906
Series C
0.00%, 08/01/32 (Call 08/01/16) (AMBAC)	500	218,345
0.00%, 08/01/34 (Call 08/01/16) (AMBAC)	270	81,977
0.00%, 08/01/37 (Call 08/01/16) (AMBAC)	500	125,655
City & County of San Francisco COP Lease Abatement Series A
5.00%, 04/01/29 (Call 04/01/19)	500	529,160
City & County of San Francisco GO
Series R1
5.00%, 06/15/20	200	238,996
5.00%, 06/15/21	25	29,821
5.00%, 06/15/22 (Call 12/15/21)	1,000	1,183,710
City of Bakersfield RB Sewer Revenue Series A
5.00%, 09/15/32 (Call 09/15/17) (AGM)	2,000	2,089,500
City of Los Angeles GO Series B
5.00%, 09/01/19	1,200	1,430,472
City of Los Angeles RB Port Airport & Marina Revenue
5.00%, 05/15/35 (Call 05/15/20)	2,000	2,074,780
City of Los Angeles RB Wastewater System Revenue
Series A
5.00%, 06/01/34 (PR 06/01/15) (NPFGC)	3,235	3,464,652
5.00%, 06/01/34 (Call 06/01/15) (NPFGC)	765	797,436
5.00%, 06/01/39 (Call 06/01/19)	500	524,445
Series B
5.00%, 06/01/22	750	896,685
5.00%, 06/01/23	200	237,758
5.00%, 06/01/32 (Call 06/01/22)	400	428,600
City of Redding COP Electric Power & Light Revenues Series A
5.00%, 06/01/30 (Call 06/01/18) (AGM)	1,000	1,053,020
City of Sacramento RB Water Revenue
5.00%, 09/01/42 (Call 09/01/23)	750	775,103
City of San Jose RB Port Airport & Marina Revenue
Series B
5.00%, 03/01/37 (Call 03/01/17) (AMBAC)	1,390	1,390,306
Series D
5.00%, 03/01/28 (Call 03/01/14) (NPFGC)	800	805,984
City of Vernon RB Electric Power & Light Revenues Series A
5.13%, 08/01/21 (Call 08/01/19)	105	113,541
Coast Community College District GO Series A
5.00%, 08/01/38 (Call 08/01/23)	2,750	2,894,182
Contra Costa Community College District GO
5.00%, 08/01/38 (Call 08/01/23)	1,500	1,571,385
County of Sacramento RB Port Airport & Marina Revenue
5.00%, 07/01/40 (Call 07/01/20)	1,145	1,146,225
Series B
5.75%, 07/01/39 (Call 07/01/18)	1,250	1,380,787

Security	Principal (000s)	Value

Series C
6.00%, 07/01/41 (Call 07/01/18)	$1,705	$1,899,114
Cucamonga Valley Water District RB Water Revenue Series A
5.38%, 09/01/35 (Call 09/01/21) (AGM)	750	813,450
Desert Community College District GO
Series C
0.00%, 08/01/46 (Call 08/01/17) (AGM)	2,000	284,400
5.00%, 08/01/37 (Call 08/01/17) (AGM)	1,620	1,665,425
Desert Sands Unified School District GO
5.00%, 06/01/29 (PR 06/01/14) (AGM)	1,000	1,024,470
East Bay Municipal Utility District RB Water Revenue
Series A
5.00%, 06/01/26 (Call 06/01/17) (NPFGC-FGIC)	1,545	1,711,536
5.00%, 06/01/32 (Call 06/01/17) (NPFGC-FGIC)	1,000	1,064,940
5.00%, 06/01/35 (Call 06/01/15) (NPFGC)	1,100	1,145,133
5.00%, 06/01/36 (Call 06/01/20)	2,000	2,149,440
5.00%, 06/01/37 (Call 06/01/17) (NPFGC-FGIC)	275	289,482
Series B
5.00%, 06/01/16	500	558,125
5.00%, 06/01/23	1,000	1,199,910
Eastern Municipal Water District COP Water Revenue Series H
5.00%, 07/01/35 (Call 07/01/18)	500	517,430
El Camino Community College District GO
Series C
0.00%, 08/01/32	200	75,996
0.00%, 08/01/34	1,000	336,410
Escondido Union High School District GO
Series C
0.00%, 08/01/46	1,905	296,056
0.00%, 08/01/51	1,000	114,040
Foothill-De Anza Community College District GO
Series C
5.00%, 08/01/36 (Call 08/01/21)	1,000	1,049,940
5.00%, 08/01/40 (Call 08/01/21)	1,000	1,043,280
Foothill-Eastern Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/15/17 (Call 02/01/14) (NPFGC)	160	133,840
0.00%, 01/15/24 (Call 02/01/14)	1,000	527,300
0.00%, 01/15/30 (Call 02/01/14) (NPFGC)	435	154,560
0.00%, 01/15/37 (Call 02/01/14)	1,000	201,860
Series A
0.00%, 01/01/15 (ETM)	500	498,480
0.00%, 01/01/20 (ETM)	1,355	1,203,999
0.00%, 01/01/23 (ETM)	500	385,220
0.00%, 01/01/25 (ETM)	200	139,276
0.00%, 01/01/26 (ETM)	1,500	994,350
0.00%, 01/01/28 (ETM)	4,450	2,625,633
0.00%, 01/01/30 (ETM)	1,000	535,480
Long Beach Community College District GO
0.00%, 08/01/49 (Call 08/01/42)	2,000	590,340
5.00%, 08/01/39 (Call 08/01/22)	1,500	1,557,630

205

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Los Angeles Community College District GO
Series A
5.00%, 08/01/27 (Call 08/01/17) (NPFGC-FGIC)	$2,000	$2,184,020
5.00%, 08/01/32 (Call 08/01/17) (NPFGC-FGIC)	1,410	1,480,077
6.00%, 08/01/33 (Call 08/01/19)	1,000	1,146,980
Series F-1
5.00%, 08/01/33 (Call 08/01/18)	1,500	1,577,025
Los Angeles Convention & Exhibition Center Authority RB Lease Abatement Series A
5.00%, 08/15/20 (Call 08/15/18)	1,200	1,335,012
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
5.00%, 07/01/20	400	479,056
Series A
5.00%, 07/01/22 (Call 07/01/18) (AGM)	200	228,466
Series B
5.00%, 07/01/14	1,250	1,285,750
5.00%, 07/01/15	900	968,346
5.00%, 07/01/22 (Call 07/01/21)	1,000	1,190,480
Los Angeles County Public Works Financing Authority RB Lease Abatement
5.00%, 08/01/37 (Call 08/01/22)	1,000	1,009,740
Los Angeles County Sanitation Districts Financing Authority RB Sewer Revenue Series A
5.00%, 10/01/20 (District GO)	1,000	1,195,240
Los Angeles Department of Airports RB Port Airport & Marina Revenue
Series A
5.00%, 05/15/32 (Call 05/15/20)	1,605	1,670,019
5.00%, 05/15/40 (Call 05/15/20)	3,700	3,785,988
5.25%, 05/15/39 (Call 05/15/19)	1,000	1,059,620
Series B
5.00%, 05/15/35 (Call 05/15/22)	500	519,560
5.00%, 05/15/40 (Call 05/15/20)	3,000	3,059,640
Series D
5.25%, 05/15/33 (Call 05/15/20)	1,000	1,048,700
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
5.00%, 07/01/14	1,000	1,028,660
5.00%, 07/01/16	500	560,005
5.00%, 07/01/21	35	41,897
5.00%, 07/01/22 (Call 07/01/21)	1,500	1,764,000
Series B
5.00%, 07/01/25 (Call 07/01/20)	2,000	2,273,540
5.00%, 07/01/30 (Call 07/01/23)	1,500	1,628,400
5.00%, 07/01/43 (Call 07/01/22)	1,090	1,129,218
5.25%, 07/01/24 (Call 07/01/19)	1,645	1,907,772
Los Angeles Department of Water & Power RB Water Revenue
Series A
5.00%, 07/01/43 (Call 07/01/22)	1,500	1,562,640
Series A-1
5.00%, 07/01/38 (Call 07/01/17) (AMBAC)	1,800	1,846,296
Series A-2
5.00%, 07/01/44 (Call 07/01/17) (AMBAC)	1,200	1,220,784
Series B
5.00%, 07/01/33 (Call 07/01/23)	2,500	2,685,025
5.00%, 07/01/36 (Call 07/01/22)	1,000	1,052,730
5.00%, 07/01/43 (Call 07/01/22)	4,540	4,729,590
Los Angeles Municipal Improvement Corp. RB Lease Abatement

Security	Principal (000s)	Value

Series B1
4.75%, 08/01/37 (PR 08/01/14) (NPFGC-FGIC)	$10	$10,307
4.75%, 08/01/37 (Call 08/01/14) (NPFGC-FGIC)	285	284,179
Los Angeles Unified School District GO
Series A
5.00%, 07/01/17 (Call 07/01/16) (NPFGC)	1,000	1,114,000
Series A-1
4.50%, 07/01/22 (Call 07/01/17) (AGM)	2,700	2,964,978
4.50%, 07/01/24 (Call 07/01/17) (AGM)	1,000	1,083,220
4.50%, 07/01/25 (Call 07/01/17) (NPFGC)	2,900	3,145,485
5.00%, 07/01/21 (Call 07/01/15) (FGIC)	360	384,149
Series A-2
4.00%, 07/01/14	1,000	1,022,470
5.00%, 07/01/21	1,000	1,187,440
Series B
4.75%, 07/01/19 (Call 07/01/16)	1,400	1,541,176
5.00%, 07/01/16 (AGM)	600	670,848
5.00%, 07/01/22 (Call 07/01/16) (FGIC)	950	1,049,541
5.00%, 07/01/23 (Call 07/01/16) (FGIC)	500	551,580
Series D
5.00%, 01/01/34 (Call 07/01/19)	250	263,348
5.20%, 07/01/29 (Call 07/01/19)	1,000	1,105,520
Series E
4.75%, 07/01/32 (Call 07/01/17) (AGM)	6,300	6,346,305
Series I
5.00%, 07/01/14	400	411,344
5.00%, 07/01/27 (Call 07/01/19)	3,000	3,332,040
M-S-R Public Power Agency RB Electric Power & Light Revenues Series L
5.00%, 07/01/19 (Call 07/01/18) (AGM)	300	346,758
Mendocino-Lake Community College District GO Series B
0.00%, 08/01/51 (AGM)	750	77,483
Merced Union High School District GO Series C
0.00%, 08/01/46 (Call 08/01/21)	1,500	174,480
Metropolitan Water District of Southern California RB Water Revenue
5.75%, 08/10/18	2,500	2,896,475
Series B
5.00%, 07/01/14	400	411,464
5.00%, 07/01/21 (Call 07/01/18)	210	241,994
Series C
5.00%, 10/01/26 (Call 10/01/21)	200	227,188
5.00%, 07/01/35 (Call 07/01/16)	1,280	1,349,555
Series G
5.00%, 07/01/28 (Call 07/01/22)	500	560,130
Modesto Irrigation District COP Lease Revenue Series A
6.00%, 10/01/39 (Call 04/01/19)	500	541,620
Mount Diablo Unified School District GO
Series A
0.00%, 08/01/35 (Call 08/01/25) (AGM)	2,530	1,630,787
Series E
5.00%, 06/01/37 (Call 08/01/22)	1,750	1,815,975

206

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Mount San Antonio Community College District GO
0.00%, 08/01/28 (Call 02/01/28)	$1,000	$671,170
0.00%, 08/01/43 (Call 08/01/35)	3,000	1,401,780
Newport Mesa Unified School District GO
0.00%, 08/01/38	1,500	421,680
0.00%, 08/01/41 (Call 08/01/21)	520	92,326
Orange County Public Financing Authority RB Lease Abatement
5.00%, 07/01/16 (NPFGC)	1,000	1,110,270
Orange County Sanitation District COP Sewer Revenue Series A
5.00%, 02/01/39 (Call 02/01/19)	500	526,535
Palomar Pomerado Health GO Series A
0.00%, 08/01/31 (AGM)	1,000	388,650
Peralta Community College District GO Series C
5.00%, 08/01/39 (Call 08/01/19)	500	513,885
Pomona Public Financing Authority RB Water Revenue Series AY
5.00%, 05/01/47 (Call 05/01/17) (AMBAC)	625	625,300
Poway Unified School District GO
0.00%, 08/01/33	1,000	355,300
0.00%, 08/01/41	1,500	296,910
0.00%, 08/01/46	5,200	707,356
0.00%, 08/01/51	1,250	122,463
Rio Hondo Community College District GO
0.00%, 08/01/42 (Call 08/01/34)	560	335,322
Riverside County Transportation Commission RB Highway Revenue Tolls
Series A
5.25%, 06/01/39 (Call 06/01/23)	1,500	1,609,020
5.75%, 06/01/48 (Call 06/01/23)	1,000	992,270
Sacramento City Financing Authority RB Lease Abatement
5.25%, 12/01/30 (AMBAC)	440	458,665
Series A
5.40%, 11/01/20 (AMBAC)	500	561,900
Sacramento County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 08/01/35 (Call 08/01/15) (NPFGC)	775	785,742
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series A
5.00%, 08/15/41 (Call 08/15/23)	2,000	2,058,800
Series U
5.00%, 08/15/27 (Call 08/15/18) (AGM)	3,875	4,216,504
Series X
5.00%, 08/15/20	700	821,023
5.00%, 08/15/25 (Call 08/15/21)	1,000	1,112,550
Sacramento Municipal Utility District RB Water Revenue
5.13%, 07/01/29 (Call 07/01/16) (NPFGC)	1,000	1,028,690
San Bernardino Community College District GO Series A
6.25%, 08/01/33 (PR 08/01/18)	300	370,545
San Diego Community College District GO
5.00%, 08/01/29 (Call 08/01/21)	120	130,248
5.00%, 08/01/30 (Call 08/01/17) (AGM)	900	971,658
5.00%, 08/01/30 (Call 08/01/23)	1,250	1,371,462
San Diego County Regional Airport Authority RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/40 (Call 07/01/20)	1,420	1,425,467
5.00%, 07/01/43 (Call 07/01/23)	1,250	1,258,462

Security	Principal (000s)	Value

San Diego County Regional Transportation Commission RB Sales Tax Revenue
Series A
5.00%, 04/01/42 (Call 04/01/22)	$1,000	$1,049,990
5.00%, 04/01/48 (Call 04/01/22)	2,500	2,616,825
San Diego County Water Authority COP Water Revenue Series 2008
5.00%, 05/01/33 (Call 05/01/18) (AGM)	3,800	4,018,842
San Diego County Water Authority RB Water Revenue
5.00%, 05/01/34 (Call 11/01/22)	1,000	1,072,840
San Diego Public Facilities Financing Authority RB Sewer Revenue
Series A
5.25%, 05/15/39 (Call 05/15/19)	1,000	1,052,080
Series B
5.00%, 05/15/18	1,000	1,168,650
5.00%, 05/15/22 (Call 05/15/19)	2,000	2,272,960
San Diego Public Facilities Financing Authority RB Water Revenue Series B
5.50%, 08/01/39 (Call 08/01/19)	700	755,559
San Diego Regional Building Authority RB Lease Abatement
5.38%, 02/01/36 (Call 02/01/19)	1,500	1,634,055
San Diego Unified School District GO
0.00%, 07/01/30	1,300	585,182
0.00%, 07/01/35	2,010	623,000
0.00%, 07/01/37	700	189,364
0.00%, 07/01/43	1,180	220,507
0.00%, 07/01/44	1,800	316,872
Series C
0.00%, 07/01/46	275	42,941
0.00%, 07/01/48 (Call 07/01/40)	1,500	619,170
5.00%, 07/01/35 (Call 07/01/23)	1,715	1,808,450
Series D-2
4.75%, 07/01/27 (Call 07/01/15) (AGM)	595	605,127
Series E
0.00%, 07/01/47 (Call 07/01/42)	1,000	334,300
Series F-1
4.50%, 07/01/29 (Call 07/01/16) (AGM)	1,200	1,207,368
5.25%, 07/01/28 (AGM)	1,000	1,143,670
Series R-1
0.00%, 07/01/31	2,000	805,220
San Dieguito Union High School District GO Series A-2
4.00%, 08/01/38 (Call 08/01/23)	1,000	911,980
San Francisco Bay Area Rapid Transit District GO Series B
5.00%, 08/01/32 (Call 08/01/17)	1,400	1,500,562
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue Series A
5.00%, 07/01/36 (Call 07/01/22)	1,000	1,058,630
San Francisco City & County Airports Commission RB Port Airport & Marina Revenue Second Series
5.00%, 05/01/26 (Call 05/01/22)	1,000	1,102,210
5.00%, 05/01/28 (Call 05/01/22)	1,500	1,606,320
Series A
4.90%, 05/01/29 (Call 11/01/19)	1,000	1,056,900
Series B
5.00%, 05/01/43 (Call 05/01/23)	1,750	1,764,332
Series E
6.00%, 05/01/39 (Call 05/01/19)	4,000	4,532,800
Series F
5.00%, 05/01/35 (Call 05/01/20)	500	510,160

207

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

San Francisco City & County Public Utilities Commission RB Water Revenue
Series A
5.00%, 11/01/30 (Call 11/01/21)	$500	$542,125
5.00%, 11/01/32 (Call 11/01/21)	400	428,320
5.00%, 11/01/35 (Call 05/01/22)	4,000	4,216,200
5.00%, 11/01/37 (Call 05/01/22)	1,000	1,042,530
5.00%, 11/01/41 (Call 11/01/21)	1,750	1,829,065
Series B
4.00%, 10/01/39 (Call 10/01/22)	1,500	1,301,295
5.00%, 11/01/39 (Call 11/01/19)	1,000	1,040,050
San Joaquin County Transportation Authority RB Sales Tax Revenue Series A
5.50%, 03/01/41 (Call 03/01/21)	500	538,960
San Joaquin Hills Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/01/19 (ETM)	980	900,473
0.00%, 01/01/20 (ETM)	500	443,475
0.00%, 01/01/25 (ETM)	2,100	1,462,398
0.00%, 01/01/27 (ETM)	1,075	671,295
San Jose Financing Authority RB Lease Abatement Series A
5.00%, 06/01/39 (Call 06/01/23)	1,850	1,902,151
San Marcos Unified School District GO
Series B
0.00%, 08/01/47	500	74,855
0.00%, 08/01/51	1,500	175,905
San Mateo County Community College District GO
Series B
5.00%, 09/01/38 (Call 09/01/16)	1,700	1,779,135
Series C
0.00%, 09/01/30 (NPFGC)	1,190	560,883
San Mateo Joint Powers Financing Authority RB Lease Abatement Series A
5.00%, 07/15/33 (Call 07/15/18)	750	773,723
San Mateo Union High School District GO
0.00%, 09/01/33	500	245,055
0.00%, 09/01/41 (Call 09/01/36)	460	223,818
Series A
0.00%, 07/01/51 (Call 09/01/41)	1,500	508,320
Santa Barbara Secondary High School District GO Series A
0.00%, 08/01/36	2,500	688,850
Santa Clara County Financing Authority RB Lease Abatement Series L
5.25%, 05/15/36 (Call 05/15/18)	500	540,070
Santa Clara County GO
4.00%, 08/01/39 (Call 08/01/22)	2,250	2,022,660
Santa Clara Valley Transportation Authority RB Sales Tax Revenue Series A
5.00%, 04/01/32 (Call 04/01/17) (AMBAC)	1,400	1,490,314
Southern California Public Power Authority RB Electric Power & Light Revenues
0.00%, 07/01/15 (NPFGC)	700	691,950
Series 2010-1
5.00%, 07/01/22 (Call 07/01/20)	2,000	2,298,440
5.00%, 07/01/30 (Call 07/01/20)	1,950	2,093,812
Series A
5.00%, 07/01/18	1,500	1,765,905
State of California GO
3.50%, 10/01/17	1,000	1,099,270
4.00%, 09/01/14 (NPFGC)	600	617,298
4.00%, 10/01/14	200	206,392
4.00%, 08/01/15	600	637,380
4.00%, 09/01/17	295	329,500

Security	Principal (000s)	Value

4.00%, 09/01/20	$500	$556,295
4.00%, 12/01/26 (Call 06/01/16)	4,000	4,320,240
4.00%, 12/01/27 (Call 06/01/17)	1,000	1,096,940
4.50%, 08/01/26 (Call 02/01/17)	1,850	1,919,597
4.50%, 08/01/27 (Call 02/01/17)	2,000	2,067,240
4.50%, 08/01/30 (Call 02/01/17)	3,000	3,014,790
4.75%, 04/01/18	280	323,000
5.00%, 02/01/14	605	610,070
5.00%, 03/01/14	1,600	1,619,872
5.00%, 03/01/14 (NPFGC-FGIC)	165	167,049
5.00%, 05/01/14	1,125	1,148,006
5.00%, 08/01/14	660	681,384
5.00%, 11/01/14	500	522,150
5.00%, 03/01/15	500	529,755
5.00%, 04/01/15	2,500	2,658,450
5.00%, 09/01/15	480	519,494
5.00%, 12/01/15 (Call 06/01/14)	380	401,202
5.00%, 02/01/16	3,320	3,650,705
5.00%, 04/01/16	600	664,038
5.00%, 05/01/16 (Call 05/01/15)	300	319,155
5.00%, 08/01/16	200	224,144
5.00%, 09/01/16	1,000	1,124,160
5.00%, 10/01/16	850	958,451
5.00%, 11/01/16 (AMBAC)	345	390,192
5.00%, 12/01/16	200	226,878
5.00%, 03/01/17 (Call 03/01/15)	1,900	2,006,267
5.00%, 04/01/17	725	827,073
5.00%, 05/01/17 (Call 05/01/15)	550	585,118
5.00%, 06/01/17 (Call 06/01/15)	950	1,014,011
5.00%, 03/01/18	400	464,884
5.00%, 04/01/18	2,650	3,084,944
5.00%, 05/01/18 (Call 05/01/15)	1,620	1,721,995
5.00%, 06/01/18 (Call 06/01/17) (NPFGC)	200	228,082
5.00%, 08/01/18 (Call 02/01/17)	295	331,766
5.00%, 10/01/18	3,400	3,994,184
5.00%, 03/01/19 (Call 03/01/15)	5,000	5,273,150
5.00%, 04/01/19 (Call 04/01/18)	1,150	1,312,506
5.00%, 09/01/19	500	588,880
5.00%, 10/01/19	1,000	1,178,710
5.00%, 02/01/20	2,505	2,931,126
5.00%, 09/01/20	1,500	1,762,560
5.00%, 11/01/20 (Call 11/01/17) (NPFGC)	500	573,420
5.00%, 12/01/20 (Call 12/01/16)	510	567,681
5.00%, 03/01/21 (Call 03/01/16)	1,300	1,413,074
5.00%, 08/01/21 (Call 08/01/15)	900	980,924
5.00%, 10/01/21 (Call 10/01/19)	1,800	2,028,672
5.00%, 11/01/21 (Call 11/01/17)	250	286,683
5.00%, 12/01/21 (Call 12/01/16)	1,955	2,176,110
5.00%, 02/01/22	2,290	2,648,660
5.00%, 04/01/22	1,000	1,158,160
5.00%, 08/01/22 (Call 02/01/17)	320	357,747
5.00%, 09/01/22	1,000	1,161,580
5.00%, 10/01/22	2,500	2,905,600
5.00%, 06/01/23 (Call 12/01/14) (AMBAC)	1,000	1,043,550
5.00%, 08/01/23 (Call 02/01/17)	340	379,658
5.00%, 09/01/23 (Call 09/01/22)	5,000	5,737,050
5.00%, 10/01/23 (Call 12/30/13)	25	25,095
5.00%, 03/01/24 (Call 03/01/16)	1,000	1,078,820
5.00%, 08/01/24 (Call 02/01/17)	750	835,492
5.00%, 10/01/24 (Call 04/01/18)	2,250	2,493,540

208

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

5.00%, 12/01/24 (Call 12/01/17)	$2,420	$2,687,923
5.00%, 08/01/25 (Call 02/01/17)	2,850	3,162,759
5.00%, 08/01/25 (Call 08/01/15) (AGM)	1,000	1,072,270
5.00%, 12/01/25 (Call 12/01/16)	4,000	4,380,400
5.00%, 11/01/26 (Call 11/01/17)	625	693,238
5.00%, 02/01/27 (AMBAC)	550	617,111
5.00%, 05/01/27 (Call 05/01/15)	500	522,485
5.00%, 06/01/27 (Call 06/01/17) (NPFGC-FGIC)	2,000	2,152,940
5.00%, 08/01/27 (Call 08/01/15) (AGM)	1,000	1,052,320
5.00%, 11/01/27 (Call 11/01/23)	2,300	2,519,328
5.00%, 03/01/28 (Call 03/01/16)	1,250	1,312,462
5.00%, 08/01/28 (Call 08/01/18)	250	267,135
5.00%, 10/01/29 (Call 10/01/19)	15,320	16,224,324
5.00%, 11/01/29 (Call 11/01/23)	2,500	2,690,275
5.00%, 02/01/31 (Call 02/01/22)	2,000	2,101,120
5.00%, 04/01/31 (PR 04/01/14) (AMBAC)	1,450	1,473,809
5.00%, 02/01/32 (Call 01/23/14)	2,245	2,337,850
5.00%, 06/01/32 (Call 06/01/17)	3,020	3,143,941
5.00%, 11/01/32 (Call 11/01/17)	6,505	6,801,238
5.00%, 02/01/33 (Call 01/23/14)	3,105	3,225,462
5.00%, 08/01/33 (Call 08/01/15)	650	665,568
5.00%, 10/01/33 (Call 04/01/23)	1,000	1,044,710
5.00%, 09/01/35 (Call 09/01/16)	720	741,031
5.00%, 06/01/37 (Call 06/01/17)	5,250	5,383,875
5.00%, 11/01/37 (Call 11/01/17)	9,865	10,143,785
5.00%, 12/01/37 (Call 12/01/17)	2,315	2,381,765
5.00%, 02/01/38 (Call 02/01/23)	4,865	4,981,120
5.00%, 04/01/38 (Call 04/01/18)	2,835	2,910,383
5.00%, 09/01/41 (Call 09/01/21)	3,970	4,033,480
5.00%, 10/01/41 (Call 10/01/21)	4,750	4,826,665
5.00%, 04/01/42 (Call 04/01/22)	2,000	2,032,600
5.00%, 09/01/42 (Call 09/01/22)	7,500	7,627,125
5.00%, 04/01/43 (Call 04/01/23)	2,500	2,542,775
5.13%, 03/01/25 (Call 03/01/18)	560	619,926
5.13%, 02/01/28 (PR 02/01/14)	1,200	1,210,284
5.13%, 04/01/33 (Call 04/01/18)	2,975	3,134,817
5.25%, 10/01/20 (Call 10/01/19)	1,160	1,351,609
5.25%, 10/01/21 (Call 10/01/19)	1,000	1,140,480
5.25%, 09/01/22	300	354,237
5.25%, 02/01/23	250	294,835
5.25%, 09/01/23 (Call 09/01/21)	2,390	2,748,811
5.25%, 09/01/24 (Call 09/01/21)	2,000	2,286,900
5.25%, 09/01/25 (Call 09/01/21)	250	284,443
5.25%, 10/01/29 (Call 10/01/19)	3,800	4,073,562
5.25%, 02/01/30 (Call 02/01/22)	1,000	1,073,370
5.25%, 03/01/30 (Call 03/01/20)	500	546,985
5.25%, 08/01/32 (AGM)	2,955	3,201,506
5.25%, 04/01/35 (Call 04/01/22)	2,000	2,117,480
5.25%, 03/01/38 (Call 03/01/18)	5,750	5,973,560
5.50%, 04/01/18	2,815	3,336,479
5.50%, 04/01/19	155	185,600
5.50%, 04/01/21 (Call 04/01/19)	315	367,082
5.50%, 04/01/23 (Call 04/01/19)	2,000	2,300,540
5.50%, 08/01/30 (Call 08/01/18)	485	526,710
5.50%, 11/01/34 (Call 11/01/19)	1,000	1,083,850
5.50%, 11/01/39 (Call 11/01/19)	1,490	1,601,884
5.50%, 03/01/40 (Call 03/01/20)	2,000	2,159,860
5.60%, 03/01/36 (Call 03/01/20)	595	649,181
5.75%, 04/01/27 (Call 04/01/19)	1,000	1,132,050

Security	Principal (000s)	Value

5.75%, 04/01/28 (Call 04/01/19)	$1,700	$1,920,014
5.75%, 04/01/31 (Call 04/01/19)	2,200	2,449,238
6.00%, 02/01/18 (AMBAC)	1,000	1,202,640
6.00%, 03/01/33 (Call 03/01/20)	1,000	1,161,230
6.00%, 04/01/35 (Call 04/01/19)	430	488,639
6.00%, 11/01/35 (Call 11/01/19)	235	270,236
6.00%, 04/01/38 (Call 04/01/19)	11,350	12,873,964
6.00%, 11/01/39 (Call 11/01/19)	500	573,805
6.50%, 04/01/33 (Call 04/01/19)	6,570	7,799,641
Series A
4.25%, 07/01/17	1,080	1,217,311
4.60%, 07/01/19	2,000	2,333,640
5.00%, 07/01/15 (PR 07/01/14)	1,050	1,079,904
5.00%, 07/01/15 (Call 07/01/14) (NPFGC)	600	617,502
5.00%, 07/01/17	625	720,819
5.00%, 07/01/18	4,150	4,886,708
5.00%, 07/01/20 (Call 07/01/19)	2,930	3,442,574
5.00%, 07/01/22 (Call 07/01/16)	5,515	6,057,069
5.25%, 07/01/14 (ETM)	1,640	1,689,020
5.25%, 07/01/14	3,690	3,800,737
5.25%, 07/01/14 (NPFGC-FGIC)	10	10,300
5.25%, 07/01/21 (Call 07/01/19)	2,000	2,368,840
Series B
5.00%, 07/01/23	1,800	1,850,490
Turlock Irrigation District RB Electric Power & Light Revenues Series A
5.00%, 01/01/40 (Call 01/01/20)	2,000	2,017,660
University of California Regents RB College & University Revenue
Series AI
5.00%, 05/15/32 (Call 05/15/23)	1,060	1,130,744
5.00%, 05/15/38 (Call 05/15/23)	2,000	2,087,300
Series AK
5.00%, 05/15/48	5,900	6,904,416
Series D
5.00%, 05/15/41 (Call 05/15/16) (NPFGC-FGIC)	250	251,113
Series G
5.00%, 05/15/28 (Call 05/15/22)	1,000	1,097,980
5.00%, 05/15/37 (Call 05/15/22)	2,750	2,867,452
Series J
4.50%, 05/15/26 (Call 05/15/15) (AGM)	1,500	1,536,435
4.50%, 05/15/31 (Call 05/15/15) (AGM)	2,000	2,015,720
4.50%, 05/15/35 (Call 05/15/15) (AGM)	1,220	1,221,391
5.00%, 05/15/14 (ETM) (NPFGC)	10	10,223
5.00%, 05/15/14 (NPFGC)	360	368,093
Series Q
5.00%, 05/15/21 (Call 05/15/17)	300	345,507
University of California Regents RB Medical Center Pooled Revenue
Series A
4.50%, 05/15/37 (Call 05/15/15) (NPFGC)	200	190,522
4.75%, 05/15/31 (Call 05/15/15) (NPFGC)	1,250	1,254,287
Ventura County Community College District GO Series C
5.50%, 08/01/33 (Call 08/01/18)	905	1,003,364
Ventura County Public Financing Authority RB Lease Revenue
5.00%, 11/01/43 (Call 11/01/22)	1,810	1,813,801

209

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Whittier Union High School District GO
0.00%, 08/01/34 (Call 08/01/19)	$500	$151,445
William S. Hart Union High School District GO
Series B
0.00%, 08/01/34 (AGM)	500	168,205
Series C
0.00%, 08/01/37 (Call 08/01/23)	1,500	392,910
4.00%, 08/01/38 (Call 08/01/23)	4,000	3,513,680
Yosemite Community College District GO Series C
5.00%, 08/01/28 (Call 08/01/18) (AGM)	1,000	1,080,060

		684,180,739
COLORADO — 1.19%
City & County of Denver RB Port Airport & Marina Revenue
Series A
5.00%, 11/15/21 (Call 11/15/20)	1,000	1,138,020
5.25%, 11/15/36 (Call 11/15/19)	200	204,302
Series B
4.00%, 11/15/43 (Call 11/15/22)	1,550	1,304,216
5.00%, 11/15/32 (Call 11/15/22)	2,335	2,411,565
5.00%, 11/15/43 (Call 11/15/22)	2,250	2,244,332
City of Aurora RB Water Revenue Series A
5.00%, 08/01/39 (Call 08/01/17) (AMBAC)	1,000	1,059,840
Colorado Department of Transportation RB Highway Revenue Tolls Series B
5.00%, 12/15/15 (NPFGC-FGIC)	2,510	2,746,316
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP Lease Non-Terminable
5.25%, 11/01/23 (Call 11/01/18)	500	571,170
Colorado State University Board of Governors RB Enterprise Revenue Series A
5.00%, 03/01/38 (Call 03/01/22) (HERBIP)	500	519,845
Denver City & County School District No. 1 GO
Series A
5.50%, 12/01/23 (NPFGC-FGIC)	540	660,560
Series B
3.00%, 12/01/29 (Call 12/01/22) (SAW)	1,000	836,270
5.00%, 12/01/31 (Call 12/01/22) (SAW)	2,000	2,168,880
E-470 Public Highway Authority RB Highway Revenue Tolls
Series A
0.00%, 09/01/40	850	179,563
0.00%, 09/01/41	1,000	198,250
Series B
0.00%, 09/01/16 (NPFGC)	765	720,041
0.00%, 09/01/19 (NPFGC)	435	358,540
0.00%, 09/01/20 (NPFGC)	715	558,251
0.00%, 09/01/23 (NPFGC)	165	106,347
0.00%, 09/01/24 (NPFGC)	1,165	699,944
0.00%, 09/01/29 (NPFGC)	2,500	1,050,400
Jefferson County School District No. R-1 GO
5.00%, 12/15/18 (SAW)	500	588,775
5.00%, 12/15/22 (PR 12/15/14) (AGM)	3,535	3,711,008
5.00%, 12/15/24 (PR 12/15/14) (AGM)	540	566,887

Security	Principal (000s)	Value

Regional Transportation District COP Lease Renewal Series A
5.38%, 06/01/31 (Call 06/01/20)	$500	$528,330
Regional Transportation District RB Sales Tax Revenue
Series A
4.50%, 11/01/34 (Call 11/01/17) (AGM)	3,475	3,495,989
5.00%, 11/01/27	1,500	1,726,230
5.00%, 11/01/28 (Call 11/01/22)	4,000	4,421,320
State of Colorado Building Excellent Schools Today COP Lease Revenue Series G
5.00%, 03/15/32 (Call 03/15/21)	1,000	1,047,190
University of Colorado Regents RB College & University Revenue Series A
5.00%, 06/01/43 (Call 06/01/23)	1,000	1,043,040

		36,865,421
CONNECTICUT — 0.81%
State of Connecticut GO
Series A
5.00%, 01/01/15	1,000	1,052,410
5.00%, 01/01/16	1,000	1,095,370
5.00%, 02/15/25 (Call 02/15/19)	2,660	3,027,319
Series B
5.00%, 05/01/15	1,000	1,067,740
5.00%, 05/01/16	500	554,575
5.00%, 05/15/21	1,000	1,171,700
5.25%, 06/01/20 (AMBAC)	790	940,937
Series C
5.00%, 12/01/15	500	546,685
5.00%, 06/01/23 (Call 06/01/22)	1,000	1,154,720
5.50%, 12/15/13	1,000	1,002,400
5.50%, 12/15/15	275	303,933
Series D
5.00%, 01/01/14	1,000	1,004,340
5.00%, 11/01/19	1,000	1,183,890
5.00%, 11/01/31 (Call 11/01/21)	2,000	2,137,380
Series E
4.00%, 09/15/27 (Call 09/15/22)	500	508,210
5.00%, 12/15/16	1,500	1,698,390
5.00%, 12/15/18 (Call 12/15/16)	230	258,373
State of Connecticut ST Fuel Sales Tax Revenue
Series A
5.00%, 10/01/24 (Call 10/01/23)	2,000	2,309,940
5.00%, 01/01/29 (Call 01/01/23)	2,000	2,178,120
State of Connecticut ST Sales Tax Revenue
Series 1
5.00%, 02/01/17	500	567,645
5.00%, 02/01/19	1,000	1,170,160

		24,934,237
DELAWARE — 0.02%
State of Delaware GO Series 2009C
5.00%, 10/01/16	500	563,870

		563,870
DISTRICT OF COLUMBIA — 0.88%
District of Columbia GO
Series A
4.50%, 06/01/37 (Call 06/01/17) (NPFGC-FGIC)	3,600	3,493,224

210

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Series C
5.00%, 06/01/16 (AGM)	$1,000	$1,110,270
District of Columbia RB College & University Revenue
5.25%, 04/01/34 (Call 10/01/18)	1,000	1,105,950
District of Columbia RB Income Tax Revenue
Series A
5.00%, 12/01/25 (Call 06/01/20)	1,000	1,119,430
5.00%, 12/01/26 (Call 06/01/20)	500	554,740
5.00%, 12/01/27 (Call 06/01/20)	500	550,395
5.00%, 12/01/31 (Call 06/01/20)	500	536,395
Series C
5.00%, 12/01/13	1,000	1,000,270
5.00%, 12/01/24 (Call 12/01/22)	1,000	1,155,800
5.00%, 12/01/30 (Call 12/01/22)	2,000	2,187,980
5.00%, 12/01/35 (Call 12/01/22)	1,000	1,061,010
Series G
5.00%, 12/01/36 (Call 12/01/21)	2,500	2,634,775
District of Columbia RB Miscellaneous Revenue
Series A
5.25%, 12/01/34 (Call 12/01/19)	1,370	1,496,889
Series B
5.00%, 12/01/25 (Call 12/01/19)	400	453,152
District of Columbia RB Recreational Revenue Series B-1
5.00%, 02/01/31 (Call 02/01/16) (NPFGC-FGIC)	1,000	1,002,990
District of Columbia Water & Sewer Authority RB Sewer Revenue
Series A
5.50%, 10/01/39 (Call 10/01/18)	1,000	1,068,990
6.00%, 10/01/35 (Call 10/01/18)	500	557,350
District of Columbia Water & Sewer Authority RB Water Revenue
5.50%, 10/01/23 (AGM)	240	290,602
Metropolitan Washington Airports Authority RB Highway Revenue Tolls
Series A
0.00%, 10/01/37	4,000	870,520
5.25%, 10/01/44 (Call 10/01/19)	2,180	2,200,557
Metropolitan Washington Airports Authority RB Port Airport & Marina Revenue
Series A
5.00%, 10/01/35 (Call 10/01/20)	1,000	1,038,040
Series C
5.13%, 10/01/39 (Call 10/01/18)	1,475	1,527,643
Washington D.C. Convention Center Authority RB Miscellaneous Taxes Series A
4.50%, 10/01/30 (Call 10/01/16) (AMBAC)	200	196,742

		27,213,714
FLORIDA — 3.90%
Broward County RB Port Airport & Marina Revenue
Series O
5.38%, 10/01/29 (Call 10/01/19)	1,560	1,680,229
Series Q-1
5.00%, 10/01/42 (Call 10/01/22)	1,000	1,003,480
Broward County RB Water & Sewer Utility Revenue Series A
5.25%, 10/01/34 (Call 10/01/18)	500	537,640
Broward County School Board COP Lease Renewal Series A
5.00%, 07/01/21	1,000	1,134,490

Security	Principal (000s)	Value

City of Cape Coral RB Water Revenue Series A
5.00%, 10/01/42 (Call 10/01/21) (AGM)	$1,000	$1,008,970
City of Clearwater RB Water & Sewer Revenue Series A
5.25%, 12/01/39 (Call 12/01/19)	1,000	1,044,970
City of Gainesville RB Multiple Utility Revenue Series A
5.00%, 10/01/35 (PR 10/01/15) (AGM)	1,250	1,357,288
City of Tallahassee RB Water Revenue
5.00%, 10/01/37 (Call 10/01/17)	1,750	1,799,263
County of Hillsborough School Board COP Lease Appropriation Series A
5.00%, 07/01/29 (Call 07/01/22)	2,500	2,652,125
County of Miami-Dade GO
5.00%, 07/01/41 (Call 07/01/20)	1,000	1,012,270
Series B-1
5.63%, 07/01/38 (Call 07/01/18)	1,000	1,097,560
County of Miami-Dade RB Hotel Occupancy Tax
Series A
5.00%, 10/01/29 (Call 10/01/22)	1,000	1,044,980
Series B
5.00%, 10/01/35 (Call 10/01/22) (AGM)	1,450	1,483,176
County of Miami-Dade RB Miscellaneous Revenue Series B
5.00%, 10/01/35 (Call 10/01/15) (NPFGC)	1,125	1,126,879
County of Miami-Dade RB Port Airport & Marina Revenue
Series A
5.38%, 10/01/35 (Call 10/01/20)	2,000	2,076,260
5.38%, 10/01/41 (Call 10/01/20)	4,000	4,111,360
6.00%, 10/01/38 (Call 10/01/23)	1,000	1,088,240
Series B
5.00%, 10/01/41 (Call 10/01/20)	1,000	998,440
County of Miami-Dade RB Water & Sewer Revenue
5.00%, 10/01/39 (Call 10/01/20) (AGM)	3,475	3,533,137
Series B
5.00%, 10/01/14 (AGM)	500	520,075
Series C
5.38%, 10/01/24 (Call 10/01/18)	2,500	2,845,825
County of Palm Beach RB Miscellaneous Revenue
5.00%, 05/01/38 (Call 05/01/18)	3,000	3,076,920
County of Seminole RB Water Revenue
5.00%, 10/01/31 (Call 10/01/16)	600	624,492
5.00%, 10/01/36 (Call 10/01/16)	2,020	2,084,074
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
4.25%, 07/01/14	500	512,015
5.00%, 07/01/14	2,000	2,056,900
5.00%, 07/01/15	2,035	2,182,965
5.00%, 07/01/16	2,040	2,259,382
Florida Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 10/01/31 (Call 10/01/18)	450	467,262
5.25%, 10/01/19	1,000	1,179,290
5.25%, 10/01/21 (Call 10/01/18)	180	200,446
Florida State Board of Education GO
Series A
5.00%, 01/01/15	2,865	3,014,496

211

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

5.00%, 06/01/16	$3,060	$3,406,208
5.00%, 06/01/18	500	585,960
5.00%, 06/01/21 (Call 06/01/20)	500	588,710
5.00%, 06/01/34 (Call 06/01/14)	1,000	1,034,040
Series C
5.00%, 06/01/22 (Call 06/01/19)	1,500	1,718,130
5.00%, 06/01/25 (Call 06/01/15) (GTD)	1,455	1,549,677
Series D
5.00%, 06/01/21 (Call 06/01/19)	1,000	1,154,300
5.00%, 06/01/34 (Call 06/01/18)	2,000	2,141,340
5.00%, 06/01/37 (Call 06/01/17)	3,085	3,238,386
Series H
5.00%, 06/01/40 (Call 06/01/20)	1,000	1,076,950
Florida State Board of Education RB Miscellaneous Revenue Series E
5.00%, 07/01/20	1,000	1,171,200
Florida State Department of Transportation RB Highway Revenue Tolls Series A
5.00%, 07/01/32 (Call 07/01/17)	1,000	1,078,250
Florida State Department of Transportation RB Transit Revenue Series A
4.75%, 07/01/31 (Call 07/01/16) (NPFGC)	350	355,425
JEA Electric System RB Electric Revenue
Series Three 2010D
5.00%, 10/01/38 (Call 04/01/20)	2,500	2,539,175
Series Three 2012B
5.00%, 10/01/39 (Call 10/01/21)	2,000	2,037,520
JEA St. Johns River Power Park System RB Electric Power & Light Revenues
Series 21
5.00%, 10/01/20 (Call 04/01/15) (NPFGC)	500	530,350
Series 23
5.00%, 10/01/15	200	216,964
5.00%, 10/01/18	500	584,880
JEA Water & Sewer System RB Water Revenue Series A
5.00%, 10/01/31 (Call 04/01/21)	1,000	1,053,250
Miami-Dade County Expressway Authority RB Highway Revenue Tolls
5.00%, 07/01/39 (Call 07/01/16) (AMBAC)	1,000	1,000,920
Series A
5.00%, 07/01/35 (Call 07/01/20) (AGM)	975	996,908
5.00%, 07/01/40 (Call 07/01/20)	2,000	2,013,300
Miami-Dade County School Board COP Lease Appropriation Series A
4.00%, 08/01/29 (Call 08/01/22)	1,000	929,440
Miami-Dade County School Board COP Lease Renewal
Series A
5.25%, 02/01/27 (Call 02/01/19) (AGM)	2,690	2,844,029
Series B
5.25%, 05/01/31 (Call 05/01/18) (AGM)	2,250	2,371,253
Miami-Dade County School Board GO
5.00%, 03/15/43 (Call 03/15/23)	2,000	2,031,060
Miami-Dade County Transit System RB Sales Surtax Revenue
5.00%, 07/01/42 (Call 07/01/22)	3,500	3,560,970

Security	Principal (000s)	Value

Orange County School Board COP Lease Appropriation Series A
5.00%, 08/01/32 (Call 08/01/17) (NPFGC-FGIC)	$2,500	$2,617,825
Orlando Utilities Commission RB Multiple Utility Revenue
5.00%, 10/01/18 (Call 10/01/16)	1,500	1,680,765
Orlando Utilities Commission RB Water Revenue
Series A
5.00%, 10/01/22	1,000	1,176,090
5.00%, 10/01/25	1,500	1,739,385
Series B
5.00%, 10/01/33 (Call 04/01/19)	500	539,400
Orlando-Orange County Expressway Authority RB Highway Revenue Tolls
5.00%, 07/01/22	500	570,755
Series A
5.00%, 07/01/35 (Call 07/01/20)	2,000	2,044,940
5.00%, 07/01/40 (Call 07/01/20)	2,500	2,536,300
Palm Beach County School District COP Lease Appropriation Series C
4.50%, 08/01/27 (Call 08/01/17) (AMBAC)	300	303,018
Palm Beach County School District COP Lease Renewal Series E
5.00%, 08/01/32 (Call 08/01/17) (NPFGC)	500	517,215
Palm Beach County Solid Waste Authority RB Resource Recovery Revenue
5.00%, 10/01/24 (Call 10/01/21)	1,000	1,105,250
5.00%, 10/01/31 (Call 10/01/21)	2,890	2,995,976
5.50%, 10/01/22 (Call 10/01/19) (BHAC)	220	261,549
Reedy Creek Improvement District RB Property Tax Series A
5.00%, 06/01/38 (Call 06/01/23)	1,000	1,019,710
State of Florida GO
Series A
5.00%, 06/01/17 (Call 06/01/15) (NPFGC-FGIC)	1,000	1,078,880
5.00%, 07/01/39 (Call 07/01/19)	1,000	1,044,340
Series F
5.00%, 06/01/31 (Call 06/01/21)	1,000	1,070,310
Tampa Bay Water RB Utility System Revenue
5.00%, 10/01/38 (Call 10/01/18)	2,000	2,063,440
Series A
5.00%, 10/01/16	500	562,280
Series B
5.00%, 10/01/19	1,000	1,181,750
Tampa-Hillsborough County Expressway Authority RB Highway Revenue Tolls Series A
5.00%, 07/01/37 (Call 07/01/22)	2,000	2,022,180

		120,754,852
GEORGIA — 1.94%
Augusta Georgia RB Water & Sewer Revenue
5.25%, 10/01/39 (Call 10/01/14) (AGM)	1,900	1,951,547
City of Atlanta RB Port Airport & Marina Revenue
Series A
5.00%, 01/01/21	1,000	1,155,840
Series B
5.00%, 01/01/18	685	790,627
5.00%, 01/01/21 (Call 01/01/20)	1,000	1,135,530
5.00%, 01/01/37 (Call 01/01/22)	1,345	1,375,464

212

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

5.00%, 01/01/42 (Call 01/01/22)	$1,000	$1,012,560
Series C
5.25%, 01/01/30 (Call 01/01/21)	1,835	1,938,182
City of Atlanta RB Water & Wastewater Revenue
Series A
5.50%, 11/01/15 (NPFGC-FGIC)	500	548,455
5.50%, 11/01/18 (NPFGC-FGIC)	100	118,707
6.00%, 11/01/26 (Call 11/01/19)	1,000	1,174,940
6.00%, 11/01/27 (Call 11/01/19)	1,000	1,153,140
6.00%, 11/01/28 (Call 11/01/19)	2,320	2,668,534
6.25%, 11/01/39 (Call 11/01/19)	2,750	3,102,385
County of DeKalb RB Water & Sewerage Revenue
Series A
5.00%, 10/01/35 (Call 01/23/14)	1,000	1,002,600
Series B
5.25%, 10/01/32 (Call 10/01/26) (AGM)	2,190	2,386,706
County of Fulton RB Water Revenue
5.00%, 01/01/35 (PR 01/01/14) (NPFGC-FGIC)	1,600	1,606,944
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue Series A
5.00%, 06/01/18 (AGM)	950	1,107,405
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/14 (NPFGC)	200	204,864
Georgia State Road & Tollway Authority RB Miscellaneous Taxes
Series A
5.00%, 06/01/16	2,000	2,219,380
5.00%, 06/01/19	1,100	1,290,784
Gwinnett County School District GO
Series A
4.00%, 10/01/15	1,000	1,067,980
4.00%, 10/01/16	510	560,628
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series B
5.00%, 07/01/27 (Call 07/01/17) (AGM)	25	27,000
5.00%, 07/01/28 (Call 07/01/17) (AGM)	950	1,010,857
5.00%, 07/01/37 (Call 07/01/17) (AGM)	4,400	4,523,244
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues
Series A
5.00%, 11/01/24 (Call 11/01/20)	1,000	1,103,530
5.25%, 01/01/17	500	566,270
Series D
5.75%, 01/01/19 (Call 07/01/18)	2,000	2,350,280
5.75%, 01/01/20 (Call 07/01/18)	500	575,410
State of Georgia GO
Series A
5.00%, 07/01/28 (Call 07/01/22)	1,000	1,125,020
Series B
5.00%, 07/01/15	1,000	1,075,270
5.00%, 07/01/18 (Call 07/01/15)	1,215	1,303,136
5.00%, 07/01/19 (Call 07/01/15)	1,000	1,071,960
5.00%, 01/01/20 (Call 01/01/19)	2,500	2,899,200
5.00%, 01/01/24 (Call 01/01/19)	1,000	1,134,090
Series C
4.00%, 10/01/23 (Call 10/01/22)	2,000	2,208,980
5.00%, 07/01/20 (Call 07/01/17)	2,000	2,286,760
5.00%, 07/01/29 (Call 07/01/21)	1,000	1,109,020
5.50%, 07/01/14	625	644,675
Series E

Security	Principal (000s)	Value

5.00%, 07/01/14	$400	$411,416
Series E-2
4.00%, 09/01/16	1,000	1,096,710
4.50%, 09/01/15	800	859,120
Series I
5.00%, 07/01/20	2,600	3,112,096

		60,067,246
GUAM — 0.03%
Government of Guam RB Business Privileges Taxes Series A
5.00%, 01/01/31 (Call 01/01/22)	1,000	1,023,330

		1,023,330
HAWAII — 0.90%
City & County of Honolulu RB Wastewater Revenue
Series A
5.00%, 07/01/36 (Call 07/01/16) (NPFGC)	2,800	2,888,340
5.00%, 07/01/42 (Call 07/01/22)	1,000	1,042,490
State of Hawaii GO
Series DG
5.00%, 07/01/15 (AMBAC)	1,200	1,289,532
Series DJ
5.00%, 04/01/25 (Call 04/01/17) (AMBAC)	1,000	1,125,670
Series DQ
5.00%, 06/01/22 (Call 06/01/19)	500	584,585
Series DY
5.00%, 02/01/18	1,000	1,162,390
5.00%, 02/01/19	580	680,903
Series DZ
5.00%, 12/01/20	750	891,937
5.00%, 12/01/23 (Call 12/01/21)	1,000	1,158,990
5.00%, 12/01/28 (Call 12/01/21)	500	553,105
5.00%, 12/01/30 (Call 12/01/21)	750	818,108
5.00%, 12/01/31 (Call 12/01/21)	1,500	1,622,160
Series EA
5.00%, 12/01/20	500	594,625
Series EE
5.00%, 11/01/29 (Call 11/01/22)	1,300	1,437,800
Series EF
5.00%, 11/01/17	1,500	1,740,960
5.00%, 11/01/19	5,000	5,929,750
Series EH
5.00%, 08/01/33 (Call 08/01/23)	500	540,170
State of Hawaii RB Port Airport & Marina Revenue Series A
5.00%, 07/01/39 (Call 07/01/20)	3,700	3,751,652

		27,813,167
ILLINOIS — 4.89%
Chicago Board of Education COP Lease Non-Terminable Series A
6.00%, 01/01/20 (NPFGC, GOI)	1,000	1,107,980
Chicago Board of Education GO
Series A
5.00%, 12/01/41 (Call 12/01/21)	2,800	2,516,584
5.00%, 12/01/42 (Call 12/01/22)	2,000	1,792,100
5.50%, 12/01/26 (NPFGC-FGIC)	1,000	1,020,340

213

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Series C
5.00%, 12/01/27 (Call 12/01/18) (AGM)	$3,600	$3,536,028
5.25%, 12/01/26 (Call 12/01/18)	145	144,975
Series F
5.00%, 12/01/31 (Call 12/01/20)	525	486,187
Chicago Park District GO Series C
5.25%, 01/01/40 (Call 01/01/21)	1,000	1,012,340
Chicago Transit Authority RB Federal Grant Revenue
5.00%, 06/01/19 (PR 12/01/16) (AMBAC)	55	62,306
5.00%, 06/01/19 (Call 12/01/16) (AMBAC)	270	289,302
City of Chicago GO
Series A
5.00%, 01/01/15 (AGM)	500	520,710
5.00%, 01/01/24 (Call 01/01/16) (AGM)	2,500	2,583,000
5.00%, 01/01/26 (Call 01/01/20) (AGM)	1,000	1,003,600
5.00%, 01/01/27 (Call 01/01/20) (AGM)	1,020	1,002,660
5.00%, 01/01/29 (Call 01/01/17) (NPFGC-FGIC)	900	856,881
5.00%, 01/01/33 (Call 01/01/22)	1,750	1,637,475
5.00%, 01/01/40 (Call 01/01/21)	1,000	908,000
City of Chicago RB Port Airport & Marina Revenue
5.75%, 01/01/43 (Call 01/01/23)	1,000	1,002,040
Series A
5.00%, 01/01/21 (Call 01/01/16) (AMBAC)	500	534,885
5.00%, 01/01/33 (Call 01/01/16) (NPFGC-FGIC)	1,500	1,501,410
5.00%, 01/01/38 (Call 01/01/18) (AGM)	500	491,045
5.75%, 01/01/39 (Call 01/01/21)	500	519,105
Series B
5.00%, 01/01/19 (Call 01/01/17) (AGM)	1,270	1,388,745
5.00%, 01/01/20 (Call 01/01/17) (AGM)	510	550,662
5.25%, 01/01/15 (NPFGC-FGIC)	510	536,903
5.25%, 01/01/17 (NPFGC)	1,050	1,180,946
5.25%, 01/01/18 (NPFGC)	820	939,048
Series C
5.25%, 01/01/35 (Call 01/01/20) (AGM)	3,500	3,530,660
6.50%, 01/01/41 (Call 01/01/21)	1,560	1,747,496
Series D
5.00%, 01/01/39 (Call 01/01/23)	2,000	1,963,440
5.00%, 01/01/44 (Call 01/01/23)	1,500	1,454,550
Series F
5.00%, 01/01/35 (Call 01/01/20)	1,000	985,850
5.00%, 01/01/40 (Call 01/01/20)	610	597,776
City of Chicago RB Sales Tax Revenue Series A
5.00%, 01/01/41 (Call 01/01/22)	2,000	1,991,080
City of Chicago RB Sewer Revenue
5.00%, 01/01/42 (Call 01/01/22)	1,000	964,860
City of Chicago RB Water Revenue
5.00%, 11/01/42 (Call 11/01/22)	2,500	2,429,175
5.25%, 11/01/38 (Call 11/01/18)	1,000	1,012,050

Security	Principal (000s)	Value

County of Cook GO
5.25%, 12/01/43 (Call 12/01/23)	$750	$752,895
Series A
4.75%, 11/15/30 (Call 05/15/16) (AMBAC)	500	485,250
4.75%, 11/15/31 (Call 05/15/16) (AMBAC)	535	511,316
5.00%, 11/15/19	500	570,580
5.00%, 11/15/26 (Call 05/15/16) (AMBAC)	1,575	1,577,630
5.25%, 11/15/22 (Call 11/15/20)	1,000	1,092,750
5.25%, 11/15/28 (Call 11/15/21)	500	508,075
Series B
5.00%, 11/15/29 (PR 11/15/14) (NPFGC)	765	800,182
Series C
5.00%, 11/15/29 (Call 11/15/22)	1,250	1,243,175
Illinois Finance Authority RB College & University Revenue Series A
5.25%, 10/01/52 (Call 04/01/23)	1,000	1,028,540
Illinois Municipal Electric Agency RB Electric Power & Light Revenues Series A
5.00%, 02/01/35 (Call 02/01/17) (NPFGC-FGIC)	2,700	2,704,509
Illinois State Toll Highway Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/14 (AGM)	500	502,075
5.00%, 01/01/21 (Call 07/01/15) (AGM)	1,000	1,063,800
5.00%, 01/01/22 (Call 07/01/15) (AGM)	500	531,405
5.00%, 01/01/23 (Call 07/01/15) (AGM)	1,225	1,298,537
5.00%, 01/01/38 (Call 01/01/23)	1,000	991,650
Series A-1
5.00%, 01/01/23 (Call 07/01/16) (AGM)	50	54,861
5.00%, 01/01/24 (Call 07/01/16) (AGM)	2,700	2,925,612
5.00%, 01/01/26 (PR 07/01/16) (AGM)	6,970	7,779,565
5.00%, 01/01/28 (Call 01/01/20)	1,000	1,051,330
5.00%, 01/01/31 (Call 01/01/20)	700	724,843
Series A-2
5.00%, 01/01/27 (PR 07/01/16) (AGM)	2,800	3,125,220
5.00%, 01/01/28 (PR 07/01/16) (AGM)	1,800	2,009,070
5.00%, 01/01/31 (PR 07/01/16) (AGM)	7,030	7,846,534
Series B
5.00%, 12/01/17	1,000	1,146,020
5.50%, 01/01/33 (Call 01/01/18)	1,000	1,078,310
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
Series A
0.00%, 12/15/15 (NPFGC)	470	457,225
0.00%, 12/15/22 (NPFGC)	340	230,506
5.50%, 06/15/29 (NPFGC-FGIC)	2,000	2,209,520
Metropolitan Pier & Exposition Authority RB Port Airport & Marina Revenue
Series B
0.00%, 12/15/51	10,000	1,011,900
5.00%, 12/15/22 (Call 06/15/17)	1,000	1,117,110

214

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Metropolitan Pier & Exposition Authority RB Sales Tax Revenue
0.00%, 06/15/28 (NPFGC)	$1,295	$587,852
Series A
0.00%, 06/15/31 (NPFGC)	1,035	377,640
0.00%, 12/15/34 (NPFGC)	3,000	875,280
0.00%, 06/15/36 (NPFGC)	2,800	744,968
0.00%, 06/15/37 (NPFGC)	415	103,883
0.00%, 06/15/40 (NPFGC)	3,500	726,845
5.50%, 06/15/50 (Call 06/15/20)	2,000	2,027,340
Series B
0.00%, 06/15/26 (AGM)	2,000	1,055,440
0.00%, 06/15/27 (AGM)	1,000	486,050
0.00%, 06/15/43 (AGM)	2,000	347,740
0.00%, 06/15/45 (AGM)	500	76,050
0.00%, 06/15/46 (AGM)	1,600	228,544
5.00%, 06/15/50 (Call 06/15/20)	1,500	1,427,610
5.25%, 06/15/50 (Call 06/15/20)	1,500	1,487,895
Metropolitan Water Reclamation District of Greater Chicago GO
5.00%, 12/01/26 (Call 06/01/16)	1,000	1,055,130
5.00%, 12/01/27 (Call 06/01/16)	875	916,379
5.00%, 12/01/29 (Call 06/01/16)	1,350	1,399,829
5.00%, 12/01/35 (PR 12/01/16)	2,040	2,309,668
Series B
5.00%, 12/01/30 (Call 12/01/21)	710	752,238
Metropolitan Water Reclamation District of Greater Chicago GOL
5.00%, 12/01/33 (PR 12/01/16)	1,500	1,698,285
Series B
5.00%, 12/01/32 (Call 12/01/21)	1,000	1,046,990
Series C
5.25%, 12/01/32	780	856,300
Northern Illinois Municipal Power Agency RB Electric Power & Light Revenues Series A
5.00%, 01/01/42 (Call 01/01/18) (NPFGC)	355	353,392
Regional Transportation Authority RB Sales Tax Revenue
5.75%, 06/01/21 (AGM)	500	580,510
5.75%, 06/01/23 (AGM)	1,000	1,139,810
State of Illinois GO
5.00%, 01/01/15	590	615,624
5.00%, 01/01/17 (AGM)	1,500	1,645,470
5.00%, 07/01/19	1,000	1,110,920
5.00%, 08/01/19	2,000	2,222,040
5.00%, 01/01/20 (AGM)	500	548,550
5.00%, 01/01/22 (Call 01/01/20)	1,500	1,578,645
5.00%, 08/01/22	580	616,911
5.00%, 08/01/24 (Call 08/01/22)	2,000	2,066,060
5.25%, 07/01/29 (Call 07/01/23)	2,000	2,008,880
5.50%, 07/01/38 (Call 07/01/23)	1,000	998,610
Series A
5.00%, 06/01/16	100	108,640
5.00%, 03/01/34 (Call 03/01/14)	4,985	4,800,206
Series B
5.00%, 03/01/14	1,140	1,152,950
State of Illinois RB Federal Grant Revenue
Series A
5.00%, 06/15/14	1,000	1,025,930
5.00%, 06/15/15	1,000	1,071,120
Series B
5.00%, 06/15/17 (Call 12/15/16)	1,500	1,682,175
5.00%, 12/15/17 (Call 12/15/16)	500	560,550
5.00%, 12/15/18 (Call 06/15/16)	500	547,345
5.00%, 12/15/19 (Call 06/15/15)	2,000	2,129,700

Security	Principal (000s)	Value

State of Illinois RB Miscellaneous Revenue
Series A
5.00%, 12/15/13	$1,650	$1,653,514
5.00%, 12/15/15	1,000	1,092,220
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/15	300	321,267
5.00%, 06/15/19	500	576,575
5.00%, 06/15/26 (Call 06/15/23)	1,500	1,633,500
Series B
5.25%, 06/15/34 (Call 06/15/19)	2,000	2,060,960
Village of Schaumburg GO Series B
5.25%, 12/01/34 (PR 12/01/14) (NPFGC-FGIC)	645	677,502

		151,399,721
INDIANA — 0.64%
Indiana Finance Authority RB Lease Appropriation
Series A
4.50%, 12/01/23 (Call 12/01/16) (NPFGC-FGIC)	1,000	1,059,940
4.50%, 12/01/24 (Call 12/01/16) (NPFGC-FGIC)	4,450	4,676,861
Indiana Finance Authority RB Miscellaneous Revenue
5.00%, 02/01/32 (Call 02/01/23)	1,000	1,084,090
Series A
5.25%, 02/01/17	705	806,858
Indiana Finance Authority RB Sewer Revenue Series B
5.00%, 10/01/41 (Call 10/01/21)	1,000	1,007,030
Indiana Finance Authority RB Water Revenue Series A
5.00%, 02/01/20	1,000	1,179,220
Indiana Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 01/01/37 (Call 01/01/17) (NPFGC)	500	504,080
5.00%, 01/01/42 (Call 01/01/17) (NPFGC)	1,500	1,503,765
Indianapolis Local Public Improvement Bond Bank RB Miscellaneous Revenue Series B
5.00%, 02/01/19	750	876,773
Indianapolis Local Public Improvement Bond Bank RB Water Revenue
Series A
5.45%, 01/01/35 (PR 07/01/17) (NPFGC)	1,500	1,750,950
5.75%, 01/01/38 (Call 01/01/19)	5,000	5,320,950

		19,770,517
IOWA — 0.02%
State of Iowa RB General Fund Revenue Series A
5.00%, 06/01/27 (Call 06/01/19)	500	559,485

		559,485
KANSAS — 0.07%
Kansas Development Finance Authority RB Miscellaneous Revenue
5.00%, 03/01/21 (Call 03/01/20)	450	526,617
Kansas State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 09/01/16	1,000	1,123,760

215

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

5.00%, 03/01/22 (PR 03/01/14)	$660	$668,177

		2,318,554
KENTUCKY — 0.18%
Kentucky Asset Liability Commission RB Miscellaneous Revenue First Series
5.25%, 09/01/18 (NPFGC)	320	375,888
Kentucky State Property & Buildings Commission RB Lease Appropriation
5.25%, 10/01/14 (AGM)	500	520,980
Kentucky State Property & Buildings Commission RB Lease Renewal
5.00%, 11/01/20 (Call 11/01/18)	1,600	1,832,496
5.38%, 11/01/23 (Call 11/01/18)	1,000	1,160,300
Louisville & Jefferson County Metropolitan Sewer District RB Sewer Revenue
Series A
5.00%, 05/15/30 (Call 11/15/21)	500	536,615
5.00%, 05/15/34 (Call 11/15/21)	1,000	1,054,340

		5,480,619
LOUISIANA — 0.74%
East Baton Rouge Sewerage Commission RB Sewer Revenue Series A
5.25%, 02/01/39 (Call 02/01/19)	1,000	1,057,830
Louisiana Local Government Environmental Facilities & Community Development Authority RB Sewer Revenue Series A
4.00%, 02/01/48 (Call 02/01/23)	1,000	843,250
Louisiana State Citizens Property Insurance Corp. RB Miscellaneous Revenue
Series B
5.00%, 06/01/15 (AMBAC)	425	449,378
5.00%, 06/01/16 (AMBAC)	275	299,670
5.00%, 06/01/17 (Call 06/01/16) (AMBAC)	370	404,181
5.00%, 06/01/18 (Call 06/01/16) (AMBAC)	600	649,080
5.00%, 06/01/21 (Call 06/01/16) (AMBAC)	1,000	1,078,980
5.00%, 06/01/22 (Call 06/01/16) (AMBAC)	500	536,305
State of Louisiana GO
Series A
4.00%, 08/01/31 (Call 08/01/22)	1,000	976,400
5.00%, 08/01/15 (NPFGC)	2,230	2,406,103
5.00%, 08/01/18 (Call 08/01/15) (NPFGC)	450	485,204
5.00%, 11/15/21 (Call 05/15/20)	2,000	2,320,560
Series C
5.00%, 07/15/24 (Call 07/15/22)	1,000	1,155,640
State of Louisiana RB Fuel Sales Tax Revenue
Series A
5.00%, 05/01/31 (Call 05/01/16) (AGM)	710	747,289
5.00%, 05/01/41 (Call 05/01/16) (NPFGC-FGIC)	750	772,710
Series A-1
4.00%, 05/01/35 (Call 05/01/22)	1,000	951,520
5.00%, 05/01/24 (Call 05/01/22)	1,000	1,154,030
5.00%, 05/01/25 (Call 05/01/22)	1,000	1,141,220
Series B
5.00%, 05/01/34 (Call 05/01/20)	1,915	2,031,394
5.00%, 05/01/45 (Call 05/01/20)	3,250	3,343,307

		22,804,051

Security	Principal (000s)	Value

MARYLAND — 1.56%
City of Baltimore RB Water Revenue Series A
5.00%, 07/01/43 (Call 01/01/24)	$1,000	$1,046,760
County of Montgomery GO
Series A
5.00%, 07/01/15	500	537,635
5.00%, 07/01/21	500	599,300
Maryland State Department of Transportation RB Income Tax Revenue
5.00%, 02/15/23 (Call 02/15/18)	2,500	2,827,950
Maryland State Department of Transportation RB Miscellaneous Taxes
5.00%, 05/01/14	275	280,640
5.00%, 03/01/17	1,000	1,138,890
Maryland State Department of Transportation RB Transit Revenue
5.00%, 05/01/16	2,500	2,776,075
Maryland State Transportation Authority RB Transit Revenue
5.00%, 07/01/38 (Call 07/01/18) (AGM)	2,000	2,083,860
State of Maryland GO
4.00%, 08/15/21	3,000	3,366,480
4.00%, 08/15/22	1,000	1,114,500
5.00%, 02/15/17 (PR 02/15/15)	260	275,031
5.00%, 03/01/19	525	621,537
5.00%, 03/01/21 (Call 03/01/20)	1,250	1,467,638
First Series
5.00%, 03/15/17	450	514,359
5.00%, 03/15/18 (PR 03/15/17)	1,060	1,208,919
5.00%, 03/15/22 (PR 03/15/17)	1,390	1,585,281
First Series A
5.25%, 03/01/16	400	443,644
First Series C
4.00%, 08/15/16	2,000	2,190,680
Second Series
5.00%, 07/15/14	1,790	1,844,434
5.00%, 08/01/15	1,500	1,618,455
5.00%, 08/01/16	500	560,330
Second Series A
5.00%, 08/01/17 (PR 08/01/15)	1,410	1,520,248
Second Series B
5.00%, 03/15/22 (Call 03/15/19)	2,000	2,334,420
Second Series C
5.00%, 11/01/16	540	610,621
Second Series E
4.00%, 08/01/14	2,175	2,231,180
5.00%, 08/01/19	1,000	1,191,330
Series A
5.00%, 08/01/16 (PR 08/01/15)	210	226,420
Series B
5.00%, 08/01/19	2,500	2,978,325
Series C
5.00%, 11/01/17	2,700	3,141,504
5.00%, 11/01/18	2,000	2,366,320
5.00%, 03/01/20 (PR 03/01/19)	1,120	1,325,531
Series E
5.00%, 08/01/15	400	431,588
Third Series C
5.00%, 11/01/19	1,500	1,792,935

		48,252,820
MASSACHUSETTS — 5.13%
Commonwealth of Massachusetts GO

216

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Series A
5.00%, 08/01/14	$1,250	$1,290,638
5.00%, 03/01/21 (PR 03/01/15) (AGM)	1,750	1,854,300
5.00%, 03/01/22 (PR 03/01/15)	850	900,660
5.00%, 03/01/24 (PR 03/01/15) (AGM)	500	529,800
5.00%, 03/01/25 (PR 03/01/15)	350	370,860
5.00%, 09/01/28 (Call 09/01/18)	4,410	4,810,075
5.00%, 03/01/34 (Call 03/01/19)	460	497,366
5.00%, 03/01/39 (Call 03/01/19)	1,975	2,055,955
Series B
5.00%, 11/01/16	1,100	1,242,142
5.25%, 09/01/23 (AGM)	215	258,937
5.25%, 09/01/24 (AGM)	1,800	2,171,070
Series C
5.00%, 09/01/22 (PR 09/01/15)	625	676,313
5.50%, 12/01/16 (AGM)	500	573,700
5.50%, 12/01/17 (AGM)	600	710,442
5.50%, 12/01/22 (AGM)	1,000	1,229,910
5.50%, 12/01/22 (AMBAC)	1,300	1,598,883
5.50%, 12/01/23 (AMBAC)	900	1,106,199
Series D
5.00%, 08/01/22 (PR 08/01/16)	200	223,962
5.50%, 10/01/16	2,450	2,792,975
5.50%, 10/01/18	400	482,132
5.50%, 10/01/19 (AMBAC)	1,355	1,647,165
Series E
5.00%, 11/01/25 (AMBAC)	2,115	2,481,762
Commonwealth of Massachusetts GOL
Series A
5.25%, 08/01/21	600	725,274
5.50%, 08/01/30 (AMBAC)	1,100	1,340,042
Series B
5.00%, 08/01/24 (PR 08/01/14)	415	428,429
5.25%, 08/01/16 (AGM)	1,135	1,277,862
5.25%, 08/01/20	845	1,017,465
5.25%, 08/01/21	425	513,736
5.25%, 08/01/21 (AGM)	1,200	1,450,548
5.25%, 08/01/22	1,100	1,328,074
Series C
5.00%, 05/01/14	500	510,270
5.00%, 05/01/16	875	970,804
5.00%, 09/01/25 (PR 09/01/15)	700	757,470
5.25%, 08/01/25 (Call 08/01/17) (AGM)	3,300	3,752,265
5.50%, 11/01/14 (NPFGC-FGIC)	4,470	4,688,851
5.50%, 11/01/15 (GOI)	250	275,015
Series D
4.75%, 08/01/24 (PR 08/01/16)	1,000	1,113,180
5.00%, 10/01/24 (Call 10/01/21)	1,000	1,146,640
5.00%, 08/01/33 (Call 08/01/21)	7,500	8,026,725
5.50%, 08/01/17	1,000	1,170,700
5.50%, 10/01/17	1,050	1,236,302
Series E
4.50%, 08/01/43 (Call 08/01/21)	2,075	2,061,429
5.00%, 12/01/15	1,050	1,148,858
5.00%, 12/01/16	1,000	1,132,510
5.00%, 08/01/39 (Call 08/01/21)	2,500	2,623,175
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue Series A
5.50%, 06/01/16 (AGM)	1,000	1,123,710
Commonwealth of Massachusetts RB Hotel Occupancy Tax

Security	Principal (000s)	Value

5.50%, 01/01/30 (NPFGC-FGIC)	$1,110	$1,252,424
5.50%, 01/01/34 (NPFGC-FGIC)	1,500	1,677,810
Commonwealth of Massachusetts RB Miscellaneous Taxes
5.00%, 01/01/34 (PR 01/01/14) (FGIC)	575	577,478
5.25%, 01/01/25 (PR 01/01/14) (FGIC)	160	160,725
5.75%, 01/01/32 (PR 01/01/14) (FGIC)	815	819,051
Commonwealth of Massachusetts SO Dedicated Tax Revenue
5.25%, 01/01/26 (PR 01/01/14) (FGIC)	1,000	1,004,530
Commonwealth of Massachusetts SO Miscellaneous Revenue
5.00%, 12/15/13 (AGM)	650	651,411
5.00%, 12/15/14 (AGM)	1,875	1,968,319
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/28	130	148,207
5.00%, 07/01/31	3,070	3,401,499
5.00%, 07/01/31 (PR 07/01/15)	900	967,149
5.00%, 07/01/34 (PR 07/01/14)	1,000	1,028,480
5.25%, 07/01/21	765	921,932
Series B
5.00%, 07/01/15	275	295,746
5.25%, 07/01/14	4,645	4,784,675
5.25%, 07/01/17	600	697,644
5.25%, 07/01/19	1,395	1,672,005
5.25%, 07/01/21	1,400	1,687,196
Series C
5.00%, 07/01/34 (PR 07/01/18)	2,450	2,880,710
5.50%, 07/01/15	1,000	1,083,360
5.50%, 07/01/16	1,290	1,458,203
5.50%, 07/01/17 (ETM)	10	11,702
Massachusetts Bay Transportation Authority RB Transit Revenue Series B
5.25%, 07/01/21	200	241,028
Massachusetts Municipal Wholesale Electric Co. RB Miscellaneous Revenue Series A
5.00%, 07/01/15	1,775	1,903,758
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
4.50%, 08/15/35 (Call 08/15/17) (AMBAC)	3,000	3,004,890
5.00%, 08/15/14 (AGM)	635	656,787
5.00%, 08/15/17 (PR 08/15/15) (AGM)	1,000	1,080,110
5.00%, 08/15/21 (PR 08/15/15) (AGM)	2,000	2,160,220
5.00%, 08/15/25 (Call 08/15/22)	3,000	3,421,740
5.00%, 08/15/26 (Call 08/15/22)	1,000	1,128,080
5.00%, 08/15/30 (PR 08/15/15) (AGM)	4,800	5,184,528
5.00%, 08/15/30 (Call 08/15/15) (AGM)	200	208,368
5.00%, 08/15/37 (Call 08/15/17) (AMBAC)	2,850	2,962,945
5.00%, 05/15/43 (Call 05/15/23)	1,000	1,048,370
Series B
5.00%, 08/15/19	2,000	2,365,920
5.00%, 10/15/19	1,000	1,185,370
5.00%, 10/15/21	1,035	1,227,272
5.00%, 08/15/28 (Call 08/15/22)	1,000	1,105,710
5.00%, 08/15/30 (Call 08/15/22)	4,000	4,356,000

217

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

5.00%, 10/15/35 (Call 10/15/21)	$1,000	$1,056,570
5.00%, 10/15/41 (Call 10/15/21)	2,750	2,866,160
Massachusetts State College Building Authority RB College & University Revenue Series B
5.00%, 05/01/43 (Call 05/01/22)	750	782,970
Massachusetts State Department of Transportation RB Highway Revenue Tolls
Series B
5.00%, 01/01/18	720	830,405
5.00%, 01/01/27 (Call 01/01/20)	2,175	2,304,695
5.00%, 01/01/37 (Call 01/01/20)	1,000	1,022,060
Massachusetts State Turnpike Authority RB Highway Revenue Tolls
Series A
0.00%, 01/01/28 (NPFGC)	1,000	549,900
5.00%, 01/01/20 (ETM)	300	340,416
Massachusetts Water Pollution Abatement Trust RB Water Revenue
5.25%, 08/01/21	500	605,280
Series A
5.25%, 08/01/15	1,880	2,036,303
5.25%, 08/01/19	1,000	1,202,470
Massachusetts Water Resources Authority RB General Revenue Series J
5.25%, 08/01/17 (AGM)	500	581,035
Massachusetts Water Resources Authority RB Water Revenue
Series A
5.00%, 08/01/40 (Call 08/01/20) (GOI)	1,700	1,775,310
Series B
5.00%, 08/01/21 (Call 08/01/19) (GOI)	500	571,775
5.00%, 08/01/36 (Call 08/01/21) (GOI)	1,000	1,058,680
5.00%, 08/01/39 (Call 08/01/19) (GOI)	1,445	1,509,158
5.25%, 08/01/23 (AGM)	1,000	1,206,460
5.25%, 08/01/28 (AGM)	1,000	1,151,410
5.25%, 08/01/31 (AGM)	800	902,936
Series C
5.25%, 08/01/42 (Call 08/01/21) (GOI)	1,000	1,070,230
Series J
5.25%, 08/01/16	1,365	1,535,966
Metropolitan Boston Transit Parking Corp. RB Auto Parking Revenue
5.25%, 07/01/33 (Call 07/01/21)	2,000	2,112,560

		158,788,681
MICHIGAN — 1.02%
City of Detroit GOL
5.00%, 11/01/30 (Call 11/01/20)	1,000	951,690
Detroit City School District GO
Series A
5.00%, 05/01/15 (AGM)	185	194,239
5.25%, 05/01/30 (AGM)	2,500	2,524,600
Michigan Finance Authority RB Miscellaneous Revenue
5.00%, 07/01/20 (Call 07/01/19)	4,500	5,224,680
5.00%, 07/01/22 (Call 07/01/16)	2,000	2,186,360
Series A
5.00%, 07/01/14	650	668,388
5.00%, 01/01/16	1,000	1,095,590
5.00%, 01/01/17	975	1,105,455
5.00%, 07/01/18	2,000	2,340,840
Series B
5.00%, 01/01/22 (Call 01/01/18)	1,780	1,984,184

Security	Principal (000s)	Value

Michigan Municipal Bond Authority RB Water Revenue
5.50%, 10/01/15	$510	$557,700
Michigan State Building Authority RB Lease Appropriation Series I
5.00%, 10/15/29 (Call 10/15/23)	1,000	1,048,420
Michigan State Building Authority RB Lease Revenue
0.00%, 10/15/30 (Call 10/15/16) (NPFGC-FGIC)	500	205,780
Series I
5.00%, 10/15/33 (Call 10/15/15) (AMBAC)	1,650	1,663,134
Series IA
5.00%, 10/15/32 (Call 10/15/16) (NPFGC-FGIC)	1,270	1,287,234
Series II
5.00%, 10/15/33 (Call 10/15/15) (AMBAC)	1,000	1,007,960
5.38%, 10/15/41 (Call 10/15/21)	2,000	2,031,960
State of Michigan GO
5.50%, 12/01/14	500	526,380
Series A
5.00%, 05/01/17	200	228,210
5.00%, 05/01/19 (Call 05/01/18)	230	262,667
5.00%, 11/01/20 (Call 11/01/18)	760	860,054
5.25%, 11/01/22 (Call 11/01/18)	200	222,524
State of Michigan RB Federal Grant Revenue
5.25%, 09/15/20 (Call 09/15/17) (AGM)	310	344,063
State of Michigan RB Transit Revenue
5.00%, 11/01/20 (Call 11/01/19)	1,600	1,829,888
State of Michigan RB Trunk Line Revenue Series B
5.00%, 09/01/15 (AGM)	250	269,943
Wayne County Airport Authority RB Port Airport & Marina Revenue Series A
5.00%, 12/01/37 (Call 12/01/22)	1,000	974,090

		31,596,033
MINNESOTA — 0.74%
Minneapolis-St. Paul Metropolitan Airports Commission RB Port Airport & Marina Revenue Series B
4.50%, 01/01/32 (Call 01/01/17) (NPFGC-FGIC)	1,000	990,200
Minnesota Public Facilities Authority RB Water Revenue
Series A
5.00%, 03/01/20	1,000	1,181,710
Series B
5.00%, 03/01/19	510	603,779
Southern Minnesota Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.25%, 01/01/15 (AMBAC)	1,000	1,053,990
5.25%, 01/01/17 (AMBAC)	1,500	1,700,295
State of Minnesota GO
5.00%, 08/01/15	500	539,485
5.00%, 08/01/17	800	923,872
5.00%, 08/01/25 (Call 08/01/17)	2,000	2,237,500
Series A
5.00%, 08/01/15	535	577,249
5.00%, 08/01/16	200	224,018
5.00%, 08/01/18	400	470,356
5.00%, 08/01/19	1,000	1,188,930
5.00%, 08/01/25 (Call 08/01/20)	1,600	1,879,472

218

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Series D
5.00%, 08/01/14	$200	$206,510
5.00%, 08/01/15	400	431,588
5.00%, 08/01/20	640	763,648
Series F
5.00%, 10/01/17	5,000	5,800,550
Series H
5.00%, 11/01/19	500	596,395
State of Minnesota RB Lease Appropriation
Series B
5.00%, 03/01/19	500	586,945
5.00%, 03/01/29 (Call 03/01/22)	1,000	1,090,960

		23,047,452
MISSISSIPPI — 0.12%
Mississippi Development Bank RB Electric Power & Light Revenues
5.00%, 03/01/41 (Call 03/01/16) (XLCA)	250	238,193
State of Mississippi GO
Series A
5.00%, 10/01/31 (Call 10/01/21)	1,000	1,077,830
5.00%, 10/01/36 (Call 10/01/21)	1,000	1,057,700
5.25%, 11/01/15	1,250	1,367,137

		3,740,860
MISSOURI — 0.50%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District RB Sales Tax Revenue Series A
5.00%, 10/01/33 (Call 10/01/22)	2,000	2,109,460
City of Kansas City RB Miscellaneous Revenue Series C
5.25%, 04/01/40 (Call 04/01/18)	500	515,925
Metropolitan St. Louis Sewer District RB Sewer Revenue Series A
5.00%, 05/01/42 (Call 05/01/22)	1,000	1,059,870
Missouri Highway & Transportation Commission RB Fuel Sales Tax Revenue
5.00%, 02/01/15	1,000	1,056,170
Missouri Highway & Transportation Commission RB Highway Revenue Tolls
5.00%, 02/01/14	625	630,244
5.25%, 05/01/18 (Call 05/01/17)	600	688,158
Series B
5.00%, 05/01/26 (Call 05/01/16)	5,000	5,440,850
Missouri Joint Municipal Electric Utility Commission RB Electric Power & Light Revenues
5.00%, 01/01/34 (Call 01/01/16) (NPFGC)	2,000	2,010,140
Series A
5.00%, 01/01/42 (Call 01/01/17) (AMBAC)	2,000	2,005,020

		15,515,837
NEBRASKA — 0.24%
City of Lincoln RB Electric Power & Light Revenues
5.00%, 09/01/37 (Call 09/01/22)	1,000	1,056,540
Nebraska Public Power District RB Electric Power & Light Revenues Series B
5.00%, 01/01/14 (NPFGC)	1,755	1,762,634
Omaha Public Power District RB Electric Power & Light Revenues
Series A
5.00%, 02/01/16	605	665,446
5.00%, 02/01/37 (Call 02/01/22)	2,000	2,099,720

Security	Principal (000s)	Value

Series AA
4.50%, 02/01/38 (Call 02/01/15) (NPFGC-FGIC)	$1,000	$965,620
Series B
5.00%, 02/01/42 (Call 02/01/21)	1,000	1,028,450

		7,578,410
NEVADA — 0.75%
Clark County RB Port Airport & Marina Revenue
Series B
5.13%, 07/01/36 (Call 01/01/20)	4,480	4,615,475
Series C
5.00%, 07/01/23 (Call 07/01/19) (AGM)	500	557,835
Clark County School District GOL
Series A
5.00%, 06/15/22 (Call 06/15/18)	1,500	1,668,540
5.00%, 06/15/25 (Call 06/15/17) (NPFGC-FGIC)	1,350	1,509,989
5.00%, 06/15/27 (Call 06/15/18)	5,000	5,340,500
5.25%, 06/15/15 (NPFGC-FGIC)	1,500	1,613,430
Series C
5.00%, 06/15/22 (PR 12/15/15) (AGM)	1,200	1,313,172
5.00%, 06/15/23 (PR 12/15/15) (AGM)	1,000	1,094,310
Clark County Water Reclamation District GO Series A
5.25%, 07/01/38 (Call 07/01/19)	1,000	1,099,770
Las Vegas Valley Water District GOL Series B
5.00%, 06/01/42 (Call 06/01/22)	1,000	1,026,470
State of Nevada GOL
5.00%, 06/01/27 (Call 06/01/18)	3,000	3,248,670

		23,088,161
NEW HAMPSHIRE — 0.00%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue Series A
5.00%, 08/15/17	25	28,777

		28,777
NEW JERSEY — 5.39%
Essex County Improvement Authority RB General Fund
5.25%, 12/15/20 (AMBAC)	1,000	1,192,270
Garden State Preservation Trust RB Open Space & Farmland Preservation Revenue
Series A
5.75%, 11/01/28 (AGM)	1,500	1,805,535
Series C
5.25%, 11/01/20 (AGM)	700	842,583
Garden State Preservation Trust RB Sales Tax Revenue
Series C
5.13%, 11/01/16 (AGM)	1,865	2,110,620
5.13%, 11/01/18 (AGM)	500	592,415
New Jersey Economic Development Authority RB Appropriations
Series NN
5.00%, 03/01/19	3,000	3,459,120
5.00%, 03/01/21	2,000	2,292,100
5.00%, 03/01/24 (Call 03/01/23)	1,500	1,684,305
5.00%, 03/01/28 (Call 03/01/23)	5,000	5,351,350

219

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

5.00%, 03/01/30 (Call 03/01/23)	$2,000	$2,107,400
New Jersey Economic Development Authority RB Federal Grant Revenue Series Y
5.00%, 09/01/33 (Call 09/01/18)	820	835,457
New Jersey Economic Development Authority RB General Fund
Series O
5.13%, 03/01/28 (PR 03/01/15)	1,500	1,591,740
5.25%, 03/01/22 (PR 03/01/15)	1,610	1,710,995
New Jersey Economic Development Authority RB Lease Revenue
5.00%, 06/15/46 (Call 06/15/23)	1,000	1,039,820
New Jersey Economic Development Authority RB Miscellaneous Revenue
5.00%, 03/01/26 (Call 03/01/22)	1,000	1,091,240
Series A
5.00%, 07/01/29 (Call 07/01/14) (NPFGC)	200	203,380
5.25%, 07/01/15 (Call 07/01/14) (NPFGC)	500	514,535
5.25%, 07/01/16 (Call 07/01/14) (NPFGC)	380	390,678
5.25%, 07/01/17 (Call 07/01/14) (NPFGC)	3,050	3,134,424
Series AA
5.50%, 12/15/29 (Call 06/15/19)	250	269,895
Series DD
5.00%, 12/15/17	1,250	1,441,250
Series EE
5.25%, 09/01/24 (Call 03/01/21)	750	837,142
Series GG
5.00%, 09/01/21 (Call 03/01/21) (SAP)	1,000	1,138,560
5.00%, 09/01/22 (Call 03/01/21) (SAP)	250	281,618
5.25%, 09/01/25 (Call 03/01/21) (SAP)	1,825	2,019,764
5.25%, 09/01/27 (Call 03/01/21) (SAP)	585	635,480
Series K
5.25%, 12/15/16 (Call 12/15/15) (AMBAC)	3,655	4,006,063
5.25%, 12/15/20 (AMBAC)	500	586,895
5.50%, 12/15/19 (AMBAC)	1,500	1,784,490
Series N-1
5.50%, 09/01/26 (AMBAC)	2,000	2,304,520
5.50%, 09/01/27 (NPFGC-FGIC)	2,000	2,288,980
Series W
5.00%, 03/01/16	385	423,154
New Jersey Economic Development Authority RB Special Assessment Series A
6.38%, 04/01/31 (PR 05/15/14)	1,155	1,188,102
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/14	500	511,405
5.00%, 06/15/19	1,055	1,178,657
5.00%, 06/15/22 (AGM)	1,500	1,679,670
5.00%, 06/15/23 (Call 06/15/22)	1,000	1,075,510
5.00%, 06/15/25 (Call 06/15/22)	1,000	1,043,390
5.00%, 06/15/26 (Call 06/15/22)	500	516,655
5.00%, 06/15/28 (Call 06/15/22)	1,050	1,055,775
5.38%, 06/15/14 (ETM)	1,575	1,619,698
5.38%, 06/15/15 (ETM)	1,000	1,078,400
5.75%, 06/15/29 (PR 06/15/14)	2,750	2,833,655
New Jersey Educational Facilities Authority RB College & University Revenue
4.38%, 09/01/20 (Call 09/01/16) (AGM)	505	547,577

Security	Principal (000s)	Value

Series B
4.50%, 07/01/37 (PR 07/01/16) (NPFGC)	$620	$684,046
New Jersey Educational Facilities Authority RB Miscellaneous Revenue
Series A
5.00%, 09/01/15 (AGM)	505	544,728
5.00%, 09/01/16 (Call 09/01/15) (AGM)	225	241,945
5.00%, 09/01/17 (Call 09/01/15) (AGM)	500	536,530
New Jersey State Turnpike Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/20 (Call 01/01/15) (AGM)	2,700	2,816,640
5.00%, 01/01/32 (Call 01/01/22)	1,000	1,048,060
5.00%, 01/01/35 (Call 01/01/22)	2,000	2,072,580
5.00%, 01/01/38 (Call 07/01/22)	2,000	2,061,880
5.00%, 01/01/43 (Call 07/01/22)	3,000	3,060,750
Series B
5.00%, 01/01/25 (Call 01/01/23)	1,000	1,116,710
5.00%, 01/01/27 (Call 01/01/23)	800	868,688
5.00%, 01/01/28 (Call 01/01/23)	2,500	2,690,825
5.00%, 01/01/29 (Call 01/01/23)	400	426,448
Series H
5.00%, 01/01/36 (Call 01/01/19)	1,500	1,550,940
Series I
5.00%, 01/01/31 (Call 01/01/20)	1,970	2,062,452
New Jersey State Turnpike Authority RB Miscellaneous Revenue Series E
5.25%, 01/01/40 (Call 01/01/19)	1,500	1,566,540
New Jersey State University of Rutgers RB University Revenue Series L
5.00%, 05/01/43 (Call 05/01/23)	1,000	1,041,920
New Jersey Transit Corp. COP Lease Appropriation Series A
5.25%, 09/15/14 (AMBAC)	500	518,795
New Jersey Transit Corp. COP Lease Revenue
5.00%, 09/15/17 (NPFGC-FGIC)	690	780,114
New Jersey Transportation Trust Fund Authority RB Appropriations
Series A
5.00%, 06/15/42 (Call 06/15/22)	3,000	3,035,280
Series AA
4.00%, 06/15/27 (Call 06/15/22)	1,500	1,500,075
5.00%, 06/15/23 (Call 06/15/22)	2,500	2,817,425
5.00%, 06/15/44 (Call 06/15/23)	1,000	1,006,010
New Jersey Transportation Trust Fund Authority RB Fuel Sales Tax Revenue
Series B
5.25%, 12/15/16 (PR 12/15/15) (NPFGC)	500	550,020
5.25%, 12/15/22 (AMBAC)	500	579,810
5.50%, 12/15/20 (NPFGC-FGIC)	3,000	3,546,120
5.50%, 12/15/21 (NPFGC)	500	590,660
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.00%, 06/15/20 (PR 06/15/14) (FGIC)	500	513,170
5.25%, 12/15/13	1,670	1,673,808
5.75%, 06/15/17	1,060	1,233,522
New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue
Series A
5.50%, 06/15/41 (Call 06/15/21) (SAP)	400	417,796

220

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Series B
5.00%, 06/15/42 (Call 06/15/21)	$2,315	$2,339,585
5.25%, 12/15/14 (NPFGC)	2,525	2,657,815
5.50%, 12/15/15 (NPFGC)	1,500	1,652,925
New Jersey Transportation Trust Fund Authority RB Transit Revenue
5.25%, 12/15/19	2,360	2,777,248
5.25%, 12/15/21 (NPFGC)	695	808,653
Series A
0.00%, 12/15/25	2,085	1,204,713
0.00%, 12/15/28	4,140	1,949,402
0.00%, 12/15/30	1,000	407,960
0.00%, 12/15/31	7,000	2,652,860
0.00%, 12/15/32	400	142,332
0.00%, 12/15/33	930	311,011
0.00%, 12/15/34	1,055	329,972
0.00%, 12/15/35	5,610	1,621,627
0.00%, 12/15/37	700	176,211
0.00%, 12/15/38	4,145	978,054
0.00%, 12/15/39	6,630	1,465,628
5.00%, 12/15/34 (Call 12/15/17) (AMBAC)	1,900	1,932,243
5.25%, 12/15/20	3,080	3,591,496
5.25%, 12/15/21	600	698,118
5.25%, 12/15/21 (ETM) (NPFGC)	5	6,097
5.25%, 12/15/22	550	637,791
5.50%, 12/15/13 (AMBAC)	1,715	1,719,099
5.50%, 12/15/15 (AMBAC)	515	567,504
5.50%, 12/15/16 (AGM)	1,500	1,713,975
5.50%, 12/15/21	500	590,660
5.50%, 12/15/22	2,200	2,594,064
5.50%, 12/15/23	1,500	1,759,875
Series B
5.25%, 06/15/22 (Call 06/15/21)	560	641,950
5.50%, 06/15/31 (Call 06/15/21)	1,000	1,077,260
Series C
0.00%, 12/15/24 (AMBAC)	1,665	1,006,859
0.00%, 12/15/28 (AMBAC)	3,130	1,448,094
0.00%, 12/15/31 (NPFGC-FGIC)	500	188,495
0.00%, 12/15/35 (AMBAC)	3,990	1,128,931
5.25%, 06/15/21 (PR 06/15/15) (NPFGC)	1,750	1,883,840
5.50%, 12/15/15 (AGM)	425	468,511
5.50%, 12/15/17 (AGM)	2,385	2,796,937
Series D
5.00%, 12/15/24	2,020	2,274,702
State of New Jersey GO
5.00%, 08/01/15	1,200	1,294,656
Series H
5.25%, 07/01/14	2,375	2,446,915
5.25%, 07/01/16	500	561,845
Series L
5.25%, 07/15/16 (AMBAC)	725	815,886
5.25%, 07/15/19 (AMBAC)	2,000	2,397,220
Series Q
5.00%, 08/15/19	1,000	1,186,270
5.00%, 08/15/21 (Call 08/15/20)	500	581,965

		166,937,813
NEW MEXICO — 0.24%
New Mexico Finance Authority RB Federal Grant Revenue
Series B
5.00%, 06/15/20	500	594,095

Security	Principal (000s)	Value

5.00%, 06/15/23 (Call 06/15/20)	$2,250	$2,556,292
New Mexico Finance Authority RB Fuel Sales Tax Revenue
Series A
5.25%, 06/15/15 (NPFGC)	2,300	2,477,353
5.25%, 06/15/21 (PR 06/15/14) (NPFGC)	350	359,695
State of New Mexico RB Miscellaneous Taxes
Series D
5.00%, 07/01/14	1,000	1,028,480
5.00%, 07/01/16	500	557,390

		7,573,305
NEW YORK — 18.93%
Battery Park City Authority RB Lease Revenue Series A
5.00%, 11/01/24 (Call 11/01/23)	1,500	1,764,180
Brooklyn Arena Local Development Corp. RB Recreational Revenue
0.00%, 07/15/33	500	163,715
6.38%, 07/15/43 (Call 01/15/20)	1,875	1,976,137
City of New York GO
Series A
5.00%, 08/01/26 (Call 08/01/16)	1,000	1,092,730
5.00%, 08/01/28 (Call 08/01/16)	1,010	1,080,932
Series A-1
5.00%, 08/01/15	1,075	1,159,678
5.00%, 08/01/17	355	407,828
5.00%, 08/01/18 (Call 08/01/17)	2,000	2,275,960
5.00%, 08/01/30 (Call 08/01/21)	500	534,430
5.00%, 08/01/31 (Call 08/01/21)	710	754,744
5.00%, 08/01/32 (Call 08/01/21)	1,000	1,055,980
5.25%, 08/15/23 (Call 08/15/18)	4,850	5,521,967
Series B
5.00%, 08/01/14	2,400	2,478,312
5.00%, 08/01/16	1,000	1,119,340
5.00%, 08/01/17	1,000	1,148,810
5.00%, 08/01/18	1,000	1,166,620
5.25%, 08/01/15 (PR 08/01/14)	5	5,171
5.25%, 08/01/15 (Call 08/01/14)	495	510,835
Series B-1
5.25%, 09/01/20 (Call 09/01/18)	500	576,765
5.25%, 09/01/23 (Call 09/01/18)	2,180	2,483,761
5.25%, 09/01/24 (Call 09/01/18)	1,000	1,139,340
Series C
5.00%, 08/01/14 (ETM) (CIFG)	95	98,082
5.00%, 08/01/14 (CIFG)	205	211,632
5.00%, 08/01/17 (PR 08/01/15) (AGM)	190	204,923
5.00%, 08/01/17 (Call 08/01/15) (AGM)	810	871,187
5.00%, 08/01/24 (Call 08/01/19)	2,000	2,239,600
5.25%, 08/01/17	250	289,653
5.25%, 08/01/18	480	565,877
Series C-1
5.00%, 10/01/18 (Call 10/01/17)	500	571,170
5.00%, 10/01/20 (Call 10/01/17)	480	545,640
5.00%, 10/01/22 (Call 10/01/17)	805	911,204
5.00%, 10/01/24 (Call 10/01/17)	2,255	2,539,378
Series D
5.00%, 08/01/19	4,000	4,682,680
5.00%, 08/01/25 (Call 02/01/23)	2,500	2,822,625
Series D-1

221

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

5.00%, 10/01/25 (Call 10/01/21)	$1,000	$1,112,150
5.00%, 10/01/32 (Call 10/01/21)	1,685	1,781,062
5.13%, 12/01/27 (Call 12/01/17)	1,500	1,661,760
Series E
4.00%, 08/01/14	450	461,570
5.00%, 08/01/16	2,600	2,910,284
5.00%, 11/01/20 (PR 11/01/14) (AGM)	55	57,434
5.00%, 11/01/20 (Call 11/01/14) (AGM)	395	409,931
5.00%, 08/01/21 (Call 08/01/19)	1,000	1,133,590
5.00%, 08/01/22 (Call 08/01/19)	400	455,936
5.00%, 08/01/27 (Call 08/01/19)	1,410	1,557,303
Series F
5.00%, 08/01/29 (Call 02/01/22)	1,730	1,855,719
5.00%, 08/01/31 (Call 02/01/22)	2,750	2,917,145
Series F-1
5.00%, 09/01/15	285	308,430
5.00%, 09/01/20 (PR 09/01/15) (XLCA)	515	557,374
5.00%, 09/01/20 (Call 09/01/15) (XLCA)	10	10,773
5.00%, 03/01/37 (Call 03/01/23)	2,000	2,082,580
Series G
5.00%, 08/01/14	1,405	1,450,846
5.00%, 08/01/15	1,100	1,186,647
5.00%, 08/01/22 (Call 08/01/17)	785	885,284
5.00%, 08/01/24 (Call 02/01/16)	1,150	1,273,703
Series G-1
5.00%, 04/01/26 (Call 04/01/22)	3,635	4,009,623
Series I
5.00%, 08/01/14	1,000	1,032,630
5.00%, 08/01/15 (Call 08/01/14)	310	319,567
5.00%, 08/01/16	1,500	1,679,010
5.00%, 08/01/19 (Call 08/01/14)	250	257,165
5.00%, 08/01/22	2,000	2,329,520
Series I-1
5.00%, 08/01/17	500	574,405
5.00%, 08/01/18	215	250,823
5.00%, 04/01/24 (PR 04/01/16)	750	829,860
5.00%, 04/01/24 (Call 04/01/16)	545	590,006
5.38%, 04/01/36 (Call 04/01/19)	3,500	3,861,270
Series J
5.00%, 08/01/18	1,000	1,166,620
5.00%, 08/01/21	1,600	1,860,256
5.00%, 03/01/30 (PR 03/01/15)	1,115	1,181,599
5.00%, 03/01/30 (Call 03/01/15)	640	659,142
Series J-1
5.00%, 05/15/25 (Call 05/15/19)	275	305,371
5.00%, 05/15/31 (Call 05/15/19)	1,500	1,643,505
Series L-1
5.00%, 04/01/27 (Call 04/01/18)	1,200	1,321,560
Series M
5.00%, 04/01/22 (PR 04/01/15)	325	345,644
5.00%, 04/01/22 (Call 04/01/15)	100	105,904
Series O
5.00%, 06/01/17 (PR 06/01/15) (AGM)	15	16,066
5.00%, 06/01/17 (Call 06/01/15) (AGM)	485	518,150
5.00%, 06/01/20 (PR 06/01/15)	1,540	1,649,417
5.00%, 06/01/20 (Call 06/01/15)	460	490,779
Hudson Yards Infrastructure Corp. RB Miscellaneous Revenue

Security	Principal (000s)	Value

Series A
4.50%, 02/15/47 (Call 02/15/17) (NPFGC)	$2,100	$1,963,290
5.00%, 02/15/47 (Call 02/15/17)	9,150	9,141,032
5.00%, 02/15/47 (Call 02/15/21) (AGM)	1,000	1,009,230
5.25%, 02/15/47 (Call 02/15/21)	1,250	1,280,363
5.75%, 02/15/47 (Call 02/15/21)	3,500	3,734,290
Long Island Power Authority RB Electric Power & Light Revenues
Series A
0.00%, 06/01/14 (AGM)	200	199,614
5.00%, 05/01/15	1,025	1,086,510
5.00%, 12/01/16 (Call 06/01/16) (AGM)	2,000	2,201,820
5.00%, 12/01/23 (Call 06/01/16) (NPFGC-FGIC)	400	430,268
5.00%, 12/01/26 (Call 06/01/16) (XLCA)	1,200	1,262,508
5.25%, 12/01/20 (Call 06/01/16) (NPFGC-FGIC)	2,000	2,172,220
5.50%, 12/01/13 (ETM) (AGM)	275	275,080
5.50%, 04/01/22 (Call 04/01/19)	500	556,185
5.50%, 05/01/33 (Call 05/01/19) (BHAC)	1,100	1,209,109
5.75%, 04/01/39 (Call 04/01/19)	3,700	3,984,493
6.00%, 05/01/33 (Call 05/01/19)	1,000	1,124,750
Series B
5.00%, 09/01/29 (Call 09/01/22)	1,750	1,799,857
5.25%, 12/01/13	500	500,140
5.25%, 06/01/14	1,600	1,638,816
5.25%, 12/01/14	1,000	1,046,690
5.75%, 04/01/25 (Call 04/01/19)	1,050	1,168,976
5.75%, 04/01/33 (Call 04/01/19)	2,190	2,374,836
Series D
5.00%, 09/01/14 (NPFGC)	155	160,236
Series E
5.00%, 12/01/17 (Call 12/01/16)	850	943,534
5.00%, 12/01/17 (Call 12/01/16) (NPFGC-FGIC)	725	805,461
5.00%, 12/01/18 (Call 12/01/16) (NPFGC)	500	551,085
Series F
5.00%, 05/01/17 (NPFGC)	225	251,179
Metropolitan Transportation Authority RB Fuel Sales Tax Revenue
Series A
4.75%, 04/01/28 (PR 10/01/15) (FGIC)	800	865,152
5.00%, 04/01/23 (PR 10/01/15) (FGIC)	730	792,795
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series A
5.50%, 07/01/15 (SAP)	675	729,979
5.75%, 01/01/16 (SAP)	625	692,269
Series C
5.00%, 11/15/30 (Call 11/15/22)	1,000	1,045,530
5.00%, 11/15/41 (Call 11/15/22)	2,000	2,024,460
Metropolitan Transportation Authority RB Miscellaneous Taxes
Series A
0.00%, 11/15/30	3,000	1,401,000
5.00%, 11/15/25 (Call 11/15/22)	1,000	1,122,910
5.00%, 11/15/29 (Call 11/15/22)	2,500	2,702,325
Metropolitan Transportation Authority RB Transit Revenue
5.00%, 11/15/30	500	521,595

222

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Series A
4.75%, 11/15/27 (Call 11/15/15) (NPFGC)	$6,330	$6,433,432
4.75%, 11/15/30 (Call 11/15/15) (AMBAC)	250	252,745
5.00%, 11/15/18	250	291,020
5.00%, 11/15/35 (Call 11/15/16)	1,400	1,421,504
5.00%, 11/15/38 (Call 05/15/23)	3,050	3,095,872
5.00%, 11/15/41 (Call 11/15/21)	500	505,550
5.00%, 11/15/43 (Call 05/15/23)	3,195	3,216,470
5.00%, 11/15/46 (Call 11/15/21)	1,500	1,505,625
5.50%, 11/15/14 (AMBAC)	245	257,441
5.50%, 11/15/39 (Call 11/15/18)	600	645,168
Series B
4.50%, 11/15/37 (Call 11/15/17)	500	476,035
4.75%, 11/15/31 (Call 11/15/16)	430	433,062
5.00%, 11/15/34 (Call 11/15/19)	3,170	3,293,979
5.25%, 11/15/23 (AMBAC)	210	241,924
Series C
6.25%, 11/15/23 (Call 11/15/18)	2,700	3,181,842
Series D
5.00%, 11/15/21	1,000	1,150,360
5.00%, 11/15/30 (Call 11/15/22)	2,000	2,091,060
5.00%, 11/15/34 (Call 11/15/20)	1,500	1,538,955
5.00%, 11/15/36 (Call 11/15/21)	1,000	1,017,050
5.00%, 11/15/38 (Call 11/15/23)	2,250	2,285,257
5.25%, 11/15/34 (Call 11/15/20)	280	291,407
5.25%, 11/15/41 (Call 11/15/21)	1,000	1,028,800
Series D-1
5.00%, 11/01/22	750	854,445
Series E
5.00%, 11/15/38 (Call 11/15/23)	2,500	2,539,175
5.00%, 11/15/42 (Call 11/15/22)	1,000	1,007,160
Series F
4.00%, 11/15/30 (Call 11/15/22)	765	723,422
5.00%, 11/15/18	1,550	1,804,324
5.00%, 11/15/24 (Call 11/15/22)	1,000	1,106,620
5.00%, 11/15/25 (Call 11/15/22)	2,600	2,839,720
5.00%, 11/15/30 (Call 11/15/22)	1,750	1,829,677
5.00%, 11/15/35 (Call 11/15/15)	1,500	1,521,780
Nassau County Interim Finance Authority RB Sales Tax Revenue
Series A
5.00%, 11/15/16	1,000	1,130,840
Series H
5.25%, 11/15/17 (PR 11/15/14) (AMBAC)	720	754,913
Nassau County Sewer & Storm Water Finance Authority RB Water Revenue
Series A
5.13%, 11/01/23 (Call 11/01/18) (BHAC)	520	597,282
New York City Educational Construction Fund RB Lease Revenue
Series A
5.75%, 04/01/41 (Call 04/01/21)	600	656,184
New York City Industrial Development Agency RB Recreational Revenue
5.00%, 03/01/31 (Call 09/01/16) (FGIC)	290	291,682
5.00%, 03/01/46 (Call 09/01/16) (FGIC)	1,550	1,527,695
New York City Municipal Water Finance Authority RB Sewer Revenue
Series AA
4.50%, 06/15/39 (Call 06/15/17) (NPFGC-FGIC)	1,245	1,211,783

Security	Principal (000s)	Value

5.00%, 06/15/27 (Call 06/15/17)	$500	$543,110
Series B
5.00%, 06/15/14 (ETM) (AGM)	350	359,219
5.00%, 06/15/18 (PR 06/15/14)	500	513,170
Series CC
5.00%, 06/15/34 (Call 06/15/18)	2,900	3,029,166
New York City Municipal Water Finance Authority RB Water Revenue
5.00%, 06/15/26 (Call 06/15/21)	1,250	1,380,262
5.00%, 06/15/31 (Call 06/15/21)	435	462,205
5.00%, 06/15/32 (Call 06/15/21)	2,000	2,118,420
5.00%, 06/15/44 (Call 12/15/21)	2,000	2,051,880
5.00%, 06/15/46 (Call 06/15/23)	1,250	1,283,388
5.38%, 06/15/43 (Call 12/15/20)	2,000	2,112,020
5.50%, 06/15/43 (Call 12/15/20)	1,000	1,064,120
Series A
4.75%, 06/15/30 (Call 06/15/17)	4,850	5,042,108
5.00%, 06/15/38 (Call 06/15/17)	845	879,155
5.00%, 06/15/39 (Call 06/15/15)	2,990	3,015,865
5.75%, 06/15/40 (Call 06/15/18)	500	554,130
Series AA
5.00%, 06/15/21 (Call 06/15/18)	1,000	1,161,850
5.00%, 06/15/22 (Call 06/15/18)	1,400	1,620,556
5.00%, 06/15/44 (Call 06/15/21)	1,600	1,639,344
Series B
5.00%, 06/15/20 (PR 12/15/14) (AMBAC)	185	194,248
5.00%, 06/15/20 (Call 12/15/14) (AMBAC)	65	68,121
5.00%, 06/15/21 (PR 12/15/14) (AMBAC)	215	225,748
5.00%, 06/15/21 (Call 12/15/14) (AMBAC)	285	298,623
5.00%, 06/15/28 (PR 12/15/14) (AMBAC)	205	215,248
5.00%, 06/15/28 (Call 12/15/14) (AMBAC)	265	274,903
5.00%, 06/15/36 (Call 12/15/14) (AGM)	2,500	2,551,000
Series BB
4.00%, 06/15/47 (Call 12/15/22)	1,215	1,056,807
5.00%, 06/15/27 (Call 06/15/19)	1,000	1,114,870
5.00%, 06/15/31 (Call 06/15/20)	3,050	3,248,890
5.00%, 06/15/47 (Call 12/15/22)	2,000	2,044,780
Series C
4.75%, 06/15/33 (Call 06/15/16)	3,925	3,941,720
5.00%, 06/15/25 (Call 06/15/15) (NPFGC)	1,500	1,594,875
5.00%, 06/15/27 (Call 06/15/15) (NPFGC)	2,000	2,106,920
5.00%, 06/15/35 (PR 06/15/14)	335	343,824
5.00%, 06/15/35 (Call 06/15/14)	1,065	1,082,519
Series CC
5.00%, 06/15/45 (Call 12/15/21)	7,500	7,694,550
5.00%, 06/15/47 (Call 06/15/23)	2,000	2,046,760
Series D
5.00%, 06/15/28 (Call 06/15/16)	280	299,569
5.00%, 06/15/38 (Call 06/15/15)	2,000	2,045,620
Series DD
4.75%, 06/15/36 (Call 06/15/17)	500	501,445
5.00%, 06/15/32 (Call 06/15/18)	900	942,759
5.00%, 06/15/34 (Call 06/15/23)	2,000	2,123,100
5.00%, 06/15/35 (Call 06/15/23)	220	232,830

223

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Series EE
5.00%, 06/15/17	$1,225	$1,409,644
5.00%, 06/15/34 (Call 06/15/22)	1,250	1,320,225
5.00%, 06/15/47 (Call 06/15/23)	2,000	2,046,760
5.25%, 06/15/40 (Call 06/15/19)	1,900	1,993,898
Series FF
5.00%, 06/15/45 (Call 06/15/22)	1,000	1,027,260
Series FF-2
5.00%, 06/15/40 (Call 06/15/19)	710	734,978
Series GG
5.00%, 06/15/43 (Call 06/15/21)	1,430	1,467,924
Series GG-1
5.00%, 06/15/39 (Call 06/15/19)	2,460	2,547,773
New York City Transitional Finance Authority RB Income Tax Revenue
5.00%, 11/01/15 (ETM)	105	114,133
5.00%, 11/01/15	425	463,025
5.00%, 07/15/29 (Call 07/15/22)	835	902,977
Series A
5.00%, 11/01/22 (Call 11/01/21)	1,000	1,166,630
5.00%, 11/01/23 (Call 11/01/21)	1,000	1,152,230
5.00%, 05/01/28 (Call 05/01/19)	1,000	1,105,280
5.00%, 11/01/35 (Call 11/01/23)	1,000	1,068,520
Series B
5.00%, 11/01/15 (ETM)	55	59,784
5.00%, 11/01/15	140	152,526
5.00%, 11/01/16	1,000	1,128,390
5.00%, 11/01/18	1,000	1,176,000
5.00%, 11/01/21 (Call 11/01/19)	2,800	3,230,472
5.00%, 11/01/25 (Call 05/01/17)	1,050	1,176,284
5.00%, 11/01/30 (Call 11/01/22)	1,250	1,350,028
Series C
5.00%, 11/01/33 (Call 11/01/20)	500	530,890
5.00%, 11/01/39 (Call 11/01/20)	750	782,490
Series C-1
5.00%, 11/01/27 (Call 11/01/17)	2,800	3,083,752
Series D
5.00%, 02/01/24 (Call 02/01/21)	1,250	1,415,350
5.00%, 02/01/31 (Call 02/01/21)	2,500	2,659,225
Series D-1
5.00%, 11/01/33 (Call 11/01/21)	1,000	1,065,900
5.00%, 11/01/38 (Call 11/01/21)	1,565	1,638,915
Series E
5.00%, 11/01/18	1,500	1,764,000
Series E-1
5.00%, 02/01/25 (Call 02/01/22)	2,500	2,821,350
5.00%, 02/01/35 (Call 02/01/22)	2,000	2,123,820
5.00%, 02/01/42 (Call 02/01/22)	3,250	3,380,195
Series F-1
5.00%, 02/01/30 (Call 02/01/23)	1,000	1,083,280
5.00%, 02/01/36 (Call 02/01/23)	2,000	2,115,960
5.00%, 05/01/39 (Call 05/01/22)	2,500	2,618,875
Series I
5.00%, 05/01/32 (Call 05/01/23)	4,500	4,835,610
Series S-1
5.00%, 07/15/24 (Call 07/15/22)	600	684,996
5.00%, 07/15/31 (Call 07/15/22) (SAW)	1,000	1,063,310
5.00%, 07/15/33 (Call 07/15/22)	2,000	2,114,700
5.00%, 07/15/37 (Call 07/15/22)	1,000	1,036,820
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
4.50%, 01/15/38 (Call 01/15/18) (SAW)	1,575	1,575,520
5.00%, 07/15/36 (Call 01/15/17) (NPFGC-FGIC)	1,000	1,067,790

Security	Principal (000s)	Value

5.50%, 07/15/28 (Call 07/15/18) (SAW)	$3,255	$3,651,687
Series S-1A
5.00%, 07/15/33 (Call 07/15/21) (SAW)	1,000	1,056,380
5.25%, 07/15/37 (Call 07/15/21) (SAW)	1,500	1,583,775
Series S-2
6.00%, 07/15/38 (Call 07/15/18) (SAW)	250	281,863
Series S-4
5.50%, 01/15/39 (Call 01/15/19) (SAW)	675	744,768
Series S-5
5.00%, 01/15/31 (Call 01/15/19) (SAW)	1,400	1,489,628
New York City Transitional Finance Authority RB Miscellaneous Taxes
5.00%, 11/01/15	1,500	1,634,205
5.00%, 11/01/16 (Call 05/01/15)	500	532,185
Series A-1
5.00%, 11/01/14	10	10,444
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-2
5.00%, 11/01/18 (Call 11/01/15)	1,500	1,627,890
New York City Trust for Cultural Resources RB Miscellaneous Revenue Series C
5.75%, 12/01/16	500	569,640
New York City Trust for Cultural Resources RB Recreational Revenue
5.00%, 04/01/31 (Call 10/01/18)	2,000	2,169,760
New York Convention Center Development Corp. RB Hotel Occupancy Tax
5.00%, 11/15/44 (Call 11/15/15) (AMBAC)	2,250	2,251,620
New York Liberty Development Corp. RB Industrial Revenue
5.75%, 11/15/51 (Call 11/15/21)	1,750	1,864,852
New York Liberty Development Corp. RB Port Airport & Marina Revenue
5.00%, 12/15/41 (Call 12/15/21) (GOI)	5,000	5,122,950
5.25%, 12/15/43 (Call 12/15/21) (GOI)	100	104,395
New York Local Government Assistance Corp. RB Sales Tax Revenue
Series A
5.00%, 04/01/20 (Call 04/01/18)	225	257,870
Series C
0.00%, 04/01/14 (GOI)	1,000	999,190
5.50%, 04/01/17 (GOI)	1,800	2,005,110
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/22 (Call 07/01/18)	2,000	2,273,320
Series 1
5.50%, 07/01/40 (AMBAC)	530	585,957
Series A
4.00%, 05/15/18 (GOI)	2,000	2,229,240
5.00%, 05/15/18 (GOI)	2,000	2,318,380
5.00%, 07/01/37 (Call 07/01/22)	1,250	1,308,575
5.00%, 07/01/41 (Call 07/01/21)	500	519,160
5.00%, 07/01/42 (Call 07/01/22)	1,000	1,037,420
5.75%, 07/01/27 (NPFGC)	500	598,210
New York State Dormitory Authority RB Hospital Revenue
5.50%, 05/01/37 (Call 05/01/19)	850	883,006
5.75%, 05/01/37 (Call 05/01/19)	435	458,960

224

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

New York State Dormitory Authority RB Income Tax Revenue
Series A
5.00%, 12/15/20	$2,700	$3,188,646
5.00%, 12/15/21	1,500	1,765,650
5.00%, 03/15/25 (Call 03/15/18)	3,700	4,103,744
5.00%, 12/15/25 (Call 12/15/22)	3,000	3,384,660
5.00%, 03/15/27 (Call 03/15/18)	6,000	6,587,640
5.00%, 06/15/31 (Call 12/15/22)	4,000	4,285,320
Series B
5.00%, 03/15/28 (Call 03/15/19)	500	548,850
5.00%, 03/15/35 (Call 03/15/22)	1,500	1,582,140
5.00%, 03/15/42 (Call 03/15/22)	4,500	4,650,885
5.50%, 03/15/26 (AMBAC)	845	1,026,607
Series C
5.00%, 03/15/17	1,000	1,141,470
5.00%, 03/15/24 (Call 03/15/18)	280	314,684
5.00%, 12/15/31 (Call 12/15/16)	3,500	3,740,660
5.00%, 03/15/41 (Call 03/15/21)	1,700	1,752,241
Series D
5.00%, 06/15/14	1,100	1,129,040
5.00%, 06/15/18	585	683,935
5.00%, 03/15/25 (Call 09/15/16)	1,630	1,809,316
5.00%, 03/15/36 (Call 09/15/16)	1,200	1,256,124
5.00%, 02/15/37 (Call 02/15/22)	1,800	1,881,216
Series F
5.00%, 03/15/30 (Call 03/15/15)	2,000	2,066,340
5.00%, 03/15/35 (Call 03/15/15)	2,000	2,058,240
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15	560	601,272
5.50%, 07/01/18 (NPFGC-FGIC)	415	490,376
Series A
5.00%, 05/15/25 (Call 05/15/22)	1,000	1,118,580
5.25%, 05/15/21	1,000	1,171,380
New York State Dormitory Authority RB Sales Tax Revenue
Series A
5.00%, 03/15/38 (Call 03/15/23)	500	522,650
New York State Environmental Facilities Corp. RB Federal Grant Revenue
Series C
5.00%, 10/15/35 (Call 10/15/16)	1,850	1,969,806
New York State Environmental Facilities Corp. RB Miscellaneous Revenue
Series D
5.00%, 02/15/34 (Call 08/15/14)	500	511,215
New York State Environmental Facilities Corp. RB Water Revenue
Series A
5.00%, 06/15/17	1,000	1,153,020
5.00%, 06/15/24 (Call 06/15/22)	750	870,615
Series B
4.50%, 06/15/36 (Call 06/15/17)	220	220,209
4.75%, 06/15/32 (Call 06/15/17)	400	410,444
5.00%, 06/15/31 (Call 06/15/21)	650	699,855
5.00%, 06/15/37 (Call 06/15/18)	10	10,601
5.00%, 06/15/41 (Call 06/15/21)	2,000	2,077,600
Series E
5.00%, 06/15/30 (Call 06/15/14)	1,600	1,628,688
New York State Power Authority RB Electric Power & Light Revenues
Series A
5.00%, 11/15/22 (GOI)	1,000	1,196,060
5.00%, 11/15/38 (Call 11/15/21) (GOI)	1,000	1,054,340
Series C
5.00%, 11/15/15 (NPFGC)	1,000	1,090,750
5.00%, 11/15/18 (Call 11/15/17) (NPFGC)	500	576,070
New York State Thruway Authority RB Highway Revenue Tolls
Series B

Security	Principal (000s)	Value

5.00%, 04/01/14 (AGM)	$3,730	$3,790,426
5.00%, 04/01/15 (AGM)	3,220	3,422,280
5.00%, 04/01/16 (Call 10/01/15) (NPFGC-FGIC)	1,250	1,355,237
5.00%, 04/01/17 (Call 10/01/15) (NPFGC-FGIC)	2,070	2,241,085
5.00%, 04/01/21 (Call 10/01/15) (AMBAC)	1,340	1,446,557
5.00%, 04/01/27 (Call 10/01/17)	4,985	5,388,835
5.50%, 04/01/20 (AMBAC)	620	747,348
Series F
4.00%, 01/01/15 (AMBAC)	350	363,325
5.00%, 01/01/17 (Call 01/01/15) (AMBAC)	1,000	1,049,140
Series H
5.00%, 01/01/20 (Call 01/01/18) (NPFGC)	1,500	1,696,605
5.00%, 01/01/21 (Call 01/01/18) (NPFGC)	3,400	3,829,862
5.00%, 01/01/22 (Call 01/01/18) (NPFGC-FGIC)	1,280	1,438,592
5.00%, 01/01/23 (Call 01/01/18) (NPFGC-FGIC)	720	807,098
Series I
5.00%, 01/01/37 (Call 01/01/22)	1,000	1,028,080
New York State Thruway Authority RB Income Tax Revenue
Series A
5.00%, 03/15/32 (Call 09/15/21)	2,000	2,134,060
New York State Thruway Authority RB Miscellaneous Revenue
5.00%, 04/01/14	1,080	1,097,496
5.00%, 04/01/15	1,065	1,131,754
5.00%, 04/01/18	725	842,987
5.00%, 04/01/19	550	644,639
Series A
4.00%, 04/01/15	2,050	2,151,126
5.00%, 04/01/21	500	586,180
5.00%, 04/01/30 (Call 04/01/22)	500	530,760
Series A-1
5.00%, 04/01/31 (Call 04/01/21)	2,000	2,127,320
Series B
5.00%, 04/01/14	500	508,150
5.00%, 04/01/19 (Call 10/01/18)	2,700	3,097,386
5.00%, 04/01/20 (Call 10/01/18)	2,000	2,301,560
Series I
5.00%, 01/01/28 (Call 01/01/22)	2,000	2,145,560
5.00%, 01/01/42 (Call 01/01/22)	2,000	2,037,200
New York State Urban Development Corp. RB Income Tax Revenue
5.00%, 12/15/17	200	232,942
5.00%, 12/15/18	40	47,206
Series A
5.00%, 03/15/16	1,500	1,655,880
5.00%, 03/15/19	1,000	1,170,140
5.00%, 03/15/31 (Call 03/15/21)	1,000	1,066,580
Series A-1
5.00%, 12/15/17	2,000	2,329,420
5.00%, 12/15/18	310	365,850
5.00%, 03/15/28 (Call 03/15/23)	2,020	2,224,828
5.00%, 03/15/43 (Call 03/15/23)	2,000	2,062,860
Series A-2
5.50%, 03/15/22 (NPFGC)	1,500	1,812,405
Series B
5.00%, 03/15/32 (Call 03/15/17)	1,000	1,033,640
Series B-1
5.00%, 03/15/28 (Call 03/15/19)	250	274,425
5.00%, 03/15/36 (Call 03/15/19)	2,000	2,085,740

225

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Series C
5.00%, 12/15/15	$1,000	$1,095,210
5.00%, 12/15/16	750	850,305
New York State Urban Development Corp. RB Miscellaneous Revenue
Series B
5.25%, 01/01/24 (Call 07/01/18)	250	283,368
Series D
5.00%, 01/01/16	3,110	3,403,864
5.25%, 01/01/17	460	523,692
5.25%, 01/01/20 (Call 01/01/19)	1,000	1,145,540
5.25%, 01/01/21 (Call 01/01/19)	500	571,475
5.50%, 01/01/19	1,515	1,797,744
5.63%, 01/01/28 (Call 01/01/19)	1,245	1,343,218
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.00%, 12/01/31 (Call 06/01/22) (GOI)	2,000	1,992,360
4.50%, 11/15/34 (Call 11/15/17) (AMBAC)	205	207,817
4.50%, 01/15/36 (Call 01/15/16) (GOI)	255	255,964
4.50%, 09/15/39 (Call 09/15/19) (GOI)	750	751,095
4.75%, 07/15/31 (Call 07/15/18) (GOI)	1,870	1,937,937
4.75%, 07/15/33 (Call 07/15/18) (GOI)	285	291,960
5.00%, 07/15/33 (Call 01/15/21) (GOI)	2,250	2,359,777
5.00%, 07/15/35 (Call 07/15/20) (GOI)	500	519,390
5.00%, 10/01/35 (Call 10/01/16) (GOI)	1,800	1,873,116
5.00%, 09/15/36 (Call 09/15/19) (GOI)	2,500	2,643,775
5.00%, 07/15/38 (Call 07/15/18) (GOI)	125	130,430
5.00%, 03/15/39 (Call 03/15/14) (GOI)	1,690	1,692,772
Series 179
5.00%, 12/01/43 (Call 12/01/23)	2,500	2,593,675
Series 5
5.38%, 03/01/28 (GOI)	2,150	2,481,508
Third Series
5.00%, 07/15/39 (Call 07/15/20) (GOI)	1,990	2,049,819
6.13%, 06/01/94 (Call 06/01/24) (GOI)	500	552,860
Sales Tax Asset Receivable Corp. RB Sales Tax Revenue
Series A
5.00%, 10/15/20 (Call 10/15/14) (NPFGC)	500	520,115
5.00%, 10/15/21 (Call 10/15/14) (NPFGC)	2,000	2,080,280
5.00%, 10/15/23 (Call 10/15/14) (NPFGC)	1,220	1,267,873
5.00%, 10/15/24 (Call 10/15/14) (NPFGC)	530	551,274
5.00%, 10/15/25 (Call 10/15/14) (NPFGC)	1,000	1,035,990
5.00%, 10/15/29 (Call 10/15/14) (AMBAC)	850	874,412

Security	Principal (000s)	Value

5.00%, 10/15/32 (Call 10/15/14) (AMBAC)	$3,235	$3,322,410
5.25%, 10/15/18 (Call 10/15/14) (NPFGC)	500	521,120
5.25%, 10/15/27 (Call 10/15/14) (AMBAC)	1,000	1,033,310
State of New York GO
Series A
5.00%, 02/15/39 (Call 02/15/19)	1,045	1,116,666
Series C
3.00%, 02/01/16	1,035	1,091,666
5.00%, 04/15/14	500	509,365
Triborough Bridge & Tunnel Authority RB Highway Revenue Tolls
Series A
0.00%, 11/15/31	1,000	420,230
5.00%, 11/15/22	2,280	2,657,431
5.00%, 01/01/23 (Call 01/01/22) (GOI)	1,000	1,153,540
5.00%, 01/01/25 (Call 01/01/22) (GOI)	1,000	1,124,330
5.00%, 01/01/26 (Call 01/01/22) (GOI)	685	761,412
5.00%, 01/01/27 (Call 01/01/22) (GOI)	700	767,704
5.00%, 11/15/35 (Call 11/15/16)	3,000	3,156,180
5.00%, 11/15/37 (Call 05/15/18) (GOI)	2,450	2,523,916
Series B
0.00%, 11/15/32	1,420	564,578
5.00%, 11/15/20	6,000	7,127,820
5.00%, 11/15/21	1,130	1,335,151
5.25%, 11/15/15 (GOI)	1,575	1,724,971
Series C
5.00%, 11/15/38 (Call 11/15/18) (GOI)	275	283,514
Series D
5.00%, 11/15/31 (Call 11/15/18)	3,000	3,140,610
Series R
5.50%, 11/15/21 (NPFGC)	1,000	1,204,650
Series Y
5.50%, 01/01/17 (ETM) (GOI)	725	782,957

		586,002,421
NORTH CAROLINA — 1.68%
City of Charlotte RB Water & Sewer Revenue
5.00%, 07/01/38 (Call 07/01/18)	2,000	2,107,880
County of Mecklenburg GO
Series A
5.00%, 08/01/16	525	588,347
5.00%, 12/01/21	2,500	3,004,425
Series C
5.00%, 02/01/14	750	756,292
5.00%, 03/01/17	500	570,835
County of Wake GO
Series C
5.00%, 03/01/20	1,000	1,192,110
5.00%, 03/01/25	1,550	1,849,987
Series D
4.00%, 02/01/17	470	520,440
North Carolina Eastern Municipal Power Agency RB Electric Power & Light Revenues
Series A
4.50%, 01/01/24 (PR 01/01/22)	500	578,365
5.00%, 01/01/21	600	687,228

226

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Series B
5.00%, 01/01/26 (Call 01/01/19)	$2,000	$2,141,560
6.00%, 01/01/22	390	471,600
Series D
5.50%, 01/01/14	700	703,318
North Carolina Municipal Power Agency No. 1 RB Electric Power & Light Revenues
Series A
5.00%, 01/01/15	500	525,360
5.00%, 01/01/18	1,500	1,721,580
5.25%, 01/01/17	1,000	1,133,200
Series B
5.00%, 01/01/21 (Call 01/01/20)	2,500	2,847,900
North Carolina Turnpike Authority RB Miscellaneous Revenue
5.00%, 07/01/41 (Call 07/01/21)	1,500	1,553,565
Raleigh Durham Airport Authority RB Port Airport & Marina Revenue
Series A
5.00%, 05/01/32 (Call 05/01/20)	630	663,472
State of North Carolina GO
Series A
4.00%, 03/01/24 (PR 03/01/15)	830	868,529
5.00%, 03/01/15	2,130	2,257,864
5.00%, 03/01/16	530	584,860
5.00%, 09/01/16	1,125	1,264,556
5.00%, 03/01/17	1,185	1,352,879
Series B
5.00%, 04/01/14	500	508,240
5.00%, 06/01/14	1,000	1,024,530
5.00%, 04/01/15	1,565	1,664,957
5.00%, 06/01/16	535	595,910
5.00%, 06/01/17	400	460,068
5.00%, 06/01/19	1,000	1,188,490
Series C
4.00%, 05/01/20	1,500	1,693,485
4.00%, 05/01/21	1,000	1,122,200
5.00%, 05/01/19	1,000	1,187,000
5.00%, 05/01/22	2,050	2,458,339
Series E
5.00%, 05/01/19	1,000	1,187,000
State of North Carolina RB Federal Grant Revenue
5.25%, 03/01/20 (Call 03/01/19)	500	582,080
State of North Carolina RB Miscellaneous Revenue
Series A
5.00%, 05/01/29 (Call 05/01/20) (SAP)	1,500	1,633,380
Series B
5.00%, 11/01/18	1,000	1,178,880
5.00%, 11/01/23 (Call 11/01/21)	500	578,295
Series C
5.00%, 05/01/30 (Call 05/01/21)	1,000	1,078,290
State of North Carolina RB Transit Revenue
5.00%, 03/01/17	1,000	1,136,750
5.00%, 03/01/18	500	579,555
Town of Cary RB Water Revenue
5.00%, 12/01/42 (Call 12/01/22)	1,000	1,063,330
University of North Carolina at Chapel Hill Board of Governors RB College & University Revenue
5.00%, 12/01/36 (Call 12/01/17)	1,180	1,284,560

		52,151,491
OHIO — 0.76%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues

Security	Principal (000s)	Value

Series A
5.00%, 02/15/38 (Call 02/15/18)	$1,000	$1,005,580
5.25%, 02/15/28 (Call 02/15/18)	1,000	1,054,350
Cincinnati City School District GO
5.25%, 12/01/25 (NPFGC-FGIC)	20	23,552
5.25%, 12/01/30 (NPFGC-FGIC)	1,000	1,151,810
City of Cleveland Airport System RB Port Airport & Marina Revenue
Series A
5.00%, 01/01/29 (Call 01/01/22)	1,000	1,009,230
City of Columbus GO
5.00%, 07/01/20	1,000	1,190,120
City of Columbus RB Sewer Revenue
Series A
5.00%, 06/01/27 (Call 12/01/17)	1,500	1,651,605
5.00%, 06/01/31 (Call 12/01/17)	20	21,622
Northeast Ohio Regional Sewer District RB Sewer Revenue
5.00%, 11/15/43 (Call 05/15/23)	1,000	1,041,290
Ohio State Turnpike Commission RB Highway Revenue Tolls
0.00%, 02/15/34 (Call 02/15/31)	1,000	619,170
5.00%, 02/15/48 (Call 02/15/23)	2,000	2,000,540
5.25%, 02/15/33 (Call 02/15/23)	1,000	1,063,730
Series A
5.00%, 02/15/31 (Call 02/15/20)	1,500	1,570,755
Series A-2
0.00%, 02/15/40	2,500	545,950
Ohio State University (The) RB College & University Revenue
Series A
4.00%, 06/01/43 (Call 06/01/23)	1,000	894,750
5.00%, 06/01/43 (Call 06/01/23)	2,000	2,082,920
State of Ohio GO
Series A
5.00%, 09/15/16	1,000	1,124,620
5.38%, 09/01/28 (Call 03/01/18)	1,970	2,203,425
Series C
5.00%, 09/15/15	500	541,520
5.00%, 09/15/21	1,500	1,783,755
State of Ohio RB Highway Revenue Tolls
Series 2008-1
5.00%, 06/15/16	800	888,744

		23,469,038
OKLAHOMA — 0.20%
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
5.00%, 06/01/27 (Call 06/01/18) (BHAC)	500	557,090
5.25%, 06/01/40 (Call 06/01/20)	500	526,580
Oklahoma Municipal Power Authority RB Electric Power & Light Revenues
Series A
4.00%, 01/01/47 (Call 01/01/23)	2,000	1,685,780
4.50%, 01/01/47 (Call 01/01/17) (NPFGC-FGIC)	750	706,927
Oklahoma Turnpike Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/17	500	566,240
5.00%, 01/01/20	1,500	1,759,560
Series B
5.00%, 01/01/29 (Call 01/01/21)	500	542,135

		6,344,312

227

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

OREGON — 0.39%
City of Portland RB Sewer Revenue
Series A
5.00%, 06/01/14 (NPFGC)	$2,850	$2,919,740
5.00%, 06/01/15	440	471,134
5.00%, 03/01/35 (Call 03/01/20)	1,000	1,075,030
Oregon State Department of Transportation RB Fuel Sales Tax Revenue
Series A
4.50%, 11/15/32 (Call 11/15/17)	3,725	3,789,815
State of Oregon GO
Series A
4.50%, 08/01/32 (Call 08/01/17)	3,665	3,713,085

		11,968,804
PENNSYLVANIA — 3.22%
Allegheny County Sanitary Authority RB Sewer Revenue
Series A
5.00%, 12/01/21 (Call 12/01/15) (NPFGC)	1,000	1,076,370
City of Philadelphia RB Port Airport & Marina Revenue
Series A
5.00%, 06/15/40 (Call 06/15/20)	500	500,540
City of Philadelphia RB Water & Wastewater Revenue
5.25%, 12/15/14 (AMBAC)	2,000	2,047,100
Series B
4.75%, 11/01/31 (Call 11/01/17) (AMBAC)	300	301,803
Series C
5.00%, 08/01/17 (AGM)	370	423,602
5.00%, 08/01/40 (Call 08/01/20) (AGM)	1,000	1,011,810
Commonwealth of Pennsylvania GO
First Series
4.00%, 09/01/16	1,000	1,095,740
5.00%, 02/15/14	750	757,725
5.00%, 07/01/18	1,000	1,172,370
5.00%, 11/15/22 (Call 11/15/21)	2,600	3,031,652
5.00%, 11/15/24 (Call 11/15/21)	2,000	2,280,260
5.00%, 04/01/25 (Call 04/01/23)	2,500	2,861,825
5.00%, 10/01/26 (Call 10/01/16)	1,085	1,201,507
5.00%, 06/01/27 (Call 06/01/22)	2,000	2,225,800
5.00%, 11/15/29 (Call 11/15/21)	500	548,075
Second Series
5.00%, 01/01/15	1,500	1,578,270
5.00%, 03/01/17	500	569,765
5.00%, 07/01/18	2,460	2,884,030
5.00%, 08/01/18 (Call 08/01/17)	1,000	1,144,900
5.00%, 01/01/19 (PR 01/01/16)	2,000	2,188,980
5.00%, 05/01/19	2,600	3,063,892
5.00%, 07/01/19	475	561,027
5.00%, 01/01/20 (PR 01/01/16)	3,900	4,268,511
5.00%, 05/01/20	755	892,878
5.00%, 07/01/20	1,355	1,605,241
5.00%, 05/01/21 (Call 05/01/20)	1,500	1,742,835
5.00%, 07/01/21	500	592,000
5.00%, 01/01/26 (Call 01/01/16)	1,150	1,243,104
Series A
5.00%, 05/01/14	1,000	1,020,550
5.00%, 05/01/16	3,500	3,884,405
5.00%, 02/15/17	500	568,985
Third Series

Security	Principal (000s)	Value

5.00%, 09/01/14 (AGM)	$1,250	$1,295,763
5.00%, 07/15/17	525	604,622
5.25%, 07/01/15	1,800	1,941,714
County of Chester GO
5.00%, 07/15/28 (Call 07/15/19)	1,410	1,535,518
Delaware River Port Authority RB Highway Revenue Tolls
Series D
5.00%, 01/01/35 (Call 01/01/20)	1,000	1,036,030
5.00%, 01/01/40 (Call 01/01/20) (AGM)	500	512,365
Delaware Valley Regional Finance Authority RB Miscellaneous Revenue
Series A
5.50%, 08/01/28 (AMBAC)	610	651,236
Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/14	3,000	3,068,130
5.00%, 07/01/15	920	989,405
5.00%, 07/01/16	940	1,050,478
5.00%, 07/01/18	3,000	3,531,840
5.00%, 07/01/19	2,500	2,967,475
Series B
5.00%, 07/01/21 (Call 01/01/18)	1,000	1,137,020
5.00%, 01/01/22 (Call 07/01/17)	500	564,875
5.00%, 07/01/22 (Call 07/01/16)	2,500	2,757,225
5.00%, 01/01/23 (Call 01/01/16)	1,000	1,081,830
Pennsylvania Higher Educational Facilities Authority RB College & University Revenue
Series A
5.00%, 05/01/31 (Call 05/01/21)	700	725,879
Pennsylvania State Public School Building Authority RB Lease Revenue
Series A
5.00%, 06/01/31 (Call 12/01/16) (AGM)	1,800	1,833,732
Pennsylvania Turnpike Commission RB Highway Revenue Tolls
0.00%, 12/01/34 (Call 12/01/20)	500	460,435
0.00%, 12/01/37 (Call 12/01/35)	2,500	1,019,200
5.00%, 12/01/42 (Call 12/01/21)	1,000	1,002,610
5.25%, 12/01/43 (Call 12/01/23)	1,500	1,526,865
6.00%, 12/01/36 (Call 12/01/20)	1,500	1,677,825
Series A
5.00%, 12/01/34 (Call 12/01/14) (AMBAC)	1,250	1,254,488
5.00%, 12/01/37 (Call 12/01/22)	1,000	1,010,110
5.25%, 12/01/32 (Call 12/01/14) (AMBAC)	1,000	1,007,580
Series A-1
5.00%, 06/01/38 (Call 06/01/18) (AGM)	500	502,000
Series B
5.00%, 12/01/18	1,905	2,215,934
5.00%, 12/01/24 (Call 12/01/19)	500	541,945
5.00%, 06/01/29 (Call 06/01/19)	2,000	2,064,020
5.25%, 06/01/24 (Call 06/01/19)	575	620,856
5.25%, 06/01/39 (Call 06/01/19)	2,780	2,823,757
5.75%, 06/01/39 (Call 06/01/19)	250	261,618
Series C
5.00%, 12/01/43 (Call 12/01/23)	1,000	996,910
Series D
5.13%, 12/01/40 (Call 12/01/19)	2,100	2,109,135
Series E
0.00%, 12/01/30 (Call 12/01/27)	500	446,835
0.00%, 12/01/38 (Call 12/01/27)	1,265	1,109,367
State Public School Building Authority RB Lease Appropriation
5.50%, 06/01/28 (AGM)	470	518,617
Westmoreland County Municipal Authority RB Water Revenue
5.00%, 08/15/37 (Call 08/15/23)	1,000	1,012,210

		99,813,006

228

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

PUERTO RICO — 3.01%
Commonwealth of Puerto Rico GO
5.50%, 07/01/15 (AGM)	$630	$635,651
5.50%, 07/01/16 (AGM)	200	201,908
Series A
5.00%, 07/01/14 (AGM)	1,100	1,101,991
5.00%, 07/01/16 (AGM)	230	230,322
5.00%, 07/01/20	1,785	1,428,054
5.00%, 07/01/23 (Call 07/01/18)	1,000	743,820
5.00%, 07/01/29 (Call 07/01/14)	775	560,000
5.00%, 07/01/33 (Call 07/01/22)	1,000	717,210
5.00%, 07/01/41 (Call 07/01/22)	2,250	1,528,717
5.13%, 07/01/37 (Call 07/01/22)	1,700	1,164,755
5.25%, 07/01/15	45	43,884
5.25%, 07/01/24 (Call 07/01/16)	1,000	755,450
5.50%, 07/01/18	2,785	2,456,370
5.50%, 07/01/19 (NPFGC)	1,000	955,000
5.50%, 07/01/39 (Call 07/01/22)	2,500	1,788,075
5.75%, 07/01/41 (Call 07/01/21)	1,970	1,420,626
6.00%, 07/01/40 (Call 07/01/21)	1,230	906,670
Series B
5.75%, 07/01/38 (Call 07/01/19)	2,425	1,762,878
5.88%, 07/01/36 (Call 07/01/14)	2,000	1,492,340
Series C
5.75%, 07/01/37 (Call 07/01/16) (AGM)	600	547,722
Series E
5.38%, 07/01/30 (Call 07/01/21)	1,000	744,040
5.50%, 07/01/31 (Call 07/01/21)	1,500	1,114,905
Government Development Bank for Puerto Rico RB Miscellaneous Revenue
Series B
5.00%, 12/01/13	300	299,958
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series A
5.00%, 07/01/29 (Call 07/01/22)	1,000	709,440
5.00%, 07/01/42 (Call 07/01/22)	4,000	2,708,200
Series JJ
5.38%, 07/01/18 (XLCA)	45	39,588
Series LL
5.50%, 07/01/17 (NPFGC)	525	516,206
Series TT
5.00%, 07/01/32 (Call 07/01/17)	2,000	1,413,840
5.00%, 07/01/37 (Call 07/01/17)	820	560,773
Series V
5.25%, 07/01/30 (NPFGC-FGIC)	2,500	2,070,175
Series WW
5.25%, 07/01/33 (Call 07/01/18)	1,500	1,060,740
5.50%, 07/01/38 (Call 07/01/18)	2,820	1,974,931
Series XX
5.25%, 07/01/40 (Call 07/01/20)	1,500	1,048,320
Series ZZ
4.00%, 07/01/16	125	113,190
5.25%, 07/01/19	1,260	1,043,734
5.25%, 07/01/24 (Call 07/01/20)	430	315,392
5.25%, 07/01/26 (Call 07/01/20)	1,500	1,104,015
Puerto Rico Highway & Transportation Authority RB Fuel Sales Tax Revenue
Series X
5.50%, 07/01/15	50	48,329

Security	Principal (000s)	Value

Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series BB
5.25%, 07/01/22 (ETM) (AGM)	$180	$219,371
5.25%, 07/01/22 (AGM)	320	310,310
Series CC
5.25%, 07/01/32 (AGM)	240	211,418
5.25%, 07/01/36 (AGM)	2,035	1,759,502
5.50%, 07/01/30	800	639,176
Series K
5.00%, 07/01/30 (Call 07/01/15)	700	499,793
5.00%, 07/01/40 (PR 07/01/15)	400	429,976
Series L
5.25%, 07/01/38 (AMBAC)	40	29,605
Series M
5.00%, 07/01/32 (Call 07/01/17)	1,020	718,774
5.00%, 07/01/46 (Call 07/01/17)	300	197,433
Series N
5.25%, 07/01/31 (AMBAC)	1,040	808,298
5.25%, 07/01/36 (AGM)	2,000	1,748,660
Series X
5.50%, 07/01/15 (ETM)	150	157,424
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue
Series A
0.00%, 07/01/33 (FGIC)	900	121,239
Series C
5.50%, 07/01/15	500	489,460
5.50%, 07/01/25 (AMBAC)	4,625	3,977,824
Puerto Rico Municipal Finance Agency GO
Series C
5.00%, 08/01/15 (AGM)	925	933,334
5.25%, 08/01/17 (AGM)	760	761,930
Puerto Rico Public Buildings Authority RB Lease Non-Terminable
Series I
5.00%, 07/01/36 (Call 07/01/14) (GTD)	3,000	2,042,640
Series P
6.25%, 07/01/26 (Call 07/01/19) (GTD)	1,000	792,030
6.75%, 07/01/36 (Call 07/01/19) (GTD)	2,500	2,059,250
Puerto Rico Public Buildings Authority RB Lease Revenue
Series Q
5.50%, 07/01/37 (Call 07/01/14) (GTD)	310	221,740
Puerto Rico Sales Tax Financing Corp. RB Sales Tax Revenue
1.00%, 08/01/32 (Call 08/01/26)	2,000	1,480,040
Series A
0.00%, 08/01/31	500	120,830
0.00%, 08/01/33	2,000	415,480
0.00%, 08/01/34	1,000	186,160
0.00%, 08/01/36	4,500	743,670
0.00%, 08/01/41 (NPFGC-FGIC)	2,000	308,500
0.00%, 08/01/42 (NPFGC-FGIC)	2,000	285,960
0.00%, 08/01/43 (NPFGC)	500	66,805
0.00%, 08/01/44 (NPFGC)	3,000	374,520
0.00%, 08/01/45 (NPFGC)	1,000	116,660
0.00%, 08/01/46 (NPFGC)	7,750	844,750
0.00%, 08/01/47 (AMBAC)	5,500	560,230
0.00%, 08/01/54 (AMBAC)	38,925	2,485,361
0.00%, 08/01/56	5,000	265,400
4.38%, 08/01/20 (Call 02/01/20)	215	201,629
5.00%, 08/01/18 (ETM)	60	70,640

229

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

5.00%, 08/01/24 (Call 08/01/19)	$805	$719,887
5.25%, 08/01/27 (Call 08/01/19)	1,430	1,246,073
5.38%, 08/01/39 (Call 02/01/20)	3,000	2,264,370
5.50%, 08/01/23 (Call 08/01/19)	520	493,043
5.50%, 08/01/28 (PR 08/01/19)	5	6,075
5.50%, 08/01/28 (Call 08/01/19)	965	845,514
5.50%, 08/01/37 (Call 02/01/20)	345	266,868
5.50%, 08/01/42 (Call 02/01/20)	1,250	948,650
5.75%, 08/01/37 (Call 08/01/19)	4,000	3,203,480
6.00%, 08/01/42 (Call 08/01/19)	7,125	5,738,190
Series A-1
0.00%, 08/01/23	2,100	1,049,643
5.00%, 08/01/43 (Call 08/01/21)	900	629,649
Series C
0.00%, 08/01/37	1,000	198,440
0.00%, 08/01/38	7,500	1,057,425
0.00%, 08/01/39	5,000	865,450
5.00%, 08/01/22 (Call 08/01/21)	1,035	1,024,174
5.00%, 08/01/40 (Call 08/01/21)	4,500	3,649,680
5.00%, 08/01/46 (Call 08/01/21)	1,500	1,196,535
5.13%, 08/01/42 (Call 08/01/20) (AGM)	1,360	1,106,129
5.25%, 08/01/40 (Call 08/01/21)	1,000	837,010
5.25%, 08/01/41 (Call 08/01/20)	1,250	915,788

		93,245,114
RHODE ISLAND — 0.05%
Rhode Island Convention Center Authority RB Miscellaneous Revenue
Series B
5.25%, 05/15/15 (NPFGC)	215	219,644
Rhode Island Economic Development Corp. SO Grant Anticipation
Series A
5.25%, 06/15/19 (AGM)	1,200	1,405,596

		1,625,240
SOUTH CAROLINA — 0.92%
Charleston Educational Excellence Finance Corp. RB Lease Revenue
5.00%, 12/01/30 (Call 12/01/23)	2,000	2,136,360
City of Columbia RB Waterworks & Sewer System Revenue
Series A
5.00%, 02/01/41 (Call 02/01/21)	500	521,375
Greenville County School District RB Lease Appropriation
4.63%, 12/01/20 (AGM)	1,000	1,148,870
5.00%, 12/01/27 (Call 12/01/16)	1,000	1,071,500
Piedmont Municipal Power Agency RB Electric Power & Light Revenues
Series A-2
5.00%, 01/01/22 (Call 01/01/21)	1,000	1,120,060
South Carolina State Public Service Authority RB Electric Power & Light Revenues
Series A
5.00%, 01/01/17 (NPFGC)	2,360	2,662,576
5.50%, 01/01/38 (Call 01/01/19)	2,600	2,803,632
Series B
5.00%, 01/01/22 (Call 01/01/16) (NPFGC)	1,315	1,411,534
Series E
5.00%, 01/01/40 (Call 01/01/20)	1,450	1,462,049
South Carolina State Public Service Authority RB Nuclear Revenue
Series B
5.00%, 12/01/38 (Call 12/01/23)	1,000	1,016,540
Series E
5.00%, 12/01/48 (Call 12/01/23)	2,000	1,974,820

Security	Principal (000s)	Value

South Carolina State Public Service Authority RB Water Revenue
Series C
5.00%, 12/01/36 (Call 12/01/21)	$500	$511,585
South Carolina Transportation Infrastructure Bank RB Miscellaneous Revenue
Series A
4.00%, 10/01/33 (Call 10/01/21)	1,000	930,020
5.25%, 10/01/40 (Call 10/01/19)	500	524,405
Series B
3.38%, 10/01/32 (Call 10/01/22)	1,000	840,210
3.63%, 10/01/33 (Call 10/01/22)	875	751,914
5.00%, 10/01/17	1,000	1,150,160
South Carolina Transportation Infrastructure Bank RB Transit Revenue
Series B
5.25%, 10/01/14 (AMBAC)	1,500	1,563,360
State of South Carolina GO
Series A
4.00%, 06/01/15	500	528,235
4.00%, 04/01/22 (Call 04/01/20)	1,000	1,087,120
5.00%, 03/01/15	1,000	1,060,030
5.00%, 06/01/17	800	920,136
5.00%, 06/01/18	1,000	1,174,130

		28,370,621
TENNESSEE — 0.64%
City of Memphis GO
5.00%, 10/01/15 (NPFGC)	1,250	1,356,675
5.25%, 10/01/17 (NPFGC)	1,000	1,167,580
Series D
5.00%, 07/01/21 (Call 07/01/20)	1,000	1,159,890
City of Memphis RB Electric Power & Light Revenues
5.00%, 12/01/15	300	327,495
5.00%, 12/01/17	1,000	1,161,400
Series A
5.00%, 12/01/14 (PR 12/01/13) (NPFGC)	2,000	2,000,540
5.00%, 12/01/15 (PR 12/01/13) (NPFGC)	600	600,162
5.00%, 12/01/16 (PR 12/01/13) (NPFGC)	250	250,067
County of Shelby GO
Series A
5.00%, 04/01/14 (AMBAC)	1,280	1,301,133
5.00%, 04/01/14 (ETM) (AMBAC)	5	5,082
5.00%, 03/01/24	1,000	1,185,450
Metropolitan Government of Nashville & Davidson County GO
5.00%, 07/01/19	750	886,275
5.00%, 01/01/20 (PR 01/01/18)	1,000	1,162,040
5.00%, 07/01/23 (Call 07/01/22)	1,000	1,166,920
Series D
5.00%, 07/01/16	1,500	1,675,470
Metropolitan Government of Nashville & Davidson County RB Electric Power & Light Revenues
Series A
5.00%, 05/15/36 (Call 05/15/21)	1,025	1,081,744
State of Tennessee GO
Series A
4.00%, 08/01/17	2,000	2,238,860
5.00%, 08/01/21	1,000	1,196,920

		19,923,703

230

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

TEXAS — 7.98%
Austin Grand Parkway Toll Road Authority RB Highway Revenue Tolls
Series A
5.50%, 04/01/53 (Call 10/01/23)	$1,500	$1,453,005
Series B
5.00%, 04/01/53 (Call 10/01/23)	5,000	4,865,500
5.80%, 10/01/45 (Call 10/01/28)	2,000	1,184,620
Central Texas Regional Mobility Authority RB Highway Revenue Tolls
6.00%, 01/01/41 (Call 01/01/21)	1,000	1,017,230
Series A
5.00%, 01/01/43 (Call 01/01/23)	500	451,195
City of Austin RB Electric Power & Light Revenues
5.00%, 11/15/40 (Call 11/15/22)	1,000	1,029,830
City of Austin RB Water & Wastewater Revenue
5.00%, 11/15/37 (Call 11/15/22)	1,000	1,045,530
5.00%, 11/15/41 (Call 11/15/21)	1,000	1,041,960
Series A
5.00%, 11/15/39 (Call 11/15/19)	1,000	1,034,320
City of Brownsville RB Multiple Utility Revenue
Series A
5.00%, 09/01/31 (PR 09/01/15) (AMBAC)	345	373,135
5.00%, 09/01/31 (Call 09/01/15) (AMBAC)	155	160,735
City of Dallas GOL
Series A
5.00%, 02/15/18 (ETM)	5	5,827
5.00%, 02/15/18	1,595	1,857,728
5.00%, 02/15/20 (ETM)	5	5,928
5.00%, 02/15/20	645	760,945
City of Dallas RB Water Revenue
5.00%, 10/01/14 (AMBAC)	275	286,165
5.00%, 10/01/15 (AMBAC)	1,200	1,302,876
5.00%, 10/01/17 (AMBAC)	750	869,543
5.00%, 10/01/39 (Call 10/01/20)	850	891,786
5.00%, 10/01/40 (Call 10/01/21)	1,500	1,568,145
City of Houston GO Series A
5.00%, 03/01/15	1,500	1,589,535
City of Houston GOL
5.00%, 03/01/19 (PR 09/01/15) (AMBAC)	560	605,875
Series A
5.00%, 03/01/18	3,000	3,490,920
5.00%, 03/01/19 (Call 03/01/18)	500	573,830
5.00%, 03/01/19 (PR 09/01/15) (AMBAC)	190	205,565
5.00%, 03/01/27 (Call 03/01/19)	1,000	1,097,720
5.25%, 03/01/28 (Call 03/01/18)	1,235	1,382,570
City of Houston RB Multiple Utility Revenue
Series A
5.25%, 11/15/17 (AGM)	825	965,803
City of Houston RB Port Airport & Marina Revenue
Series A
5.50%, 07/01/34 (Call 07/01/18)	750	820,545
5.50%, 07/01/39 (Call 07/01/18)	1,485	1,624,679
Series B
5.00%, 07/01/31 (Call 07/01/22)	1,500	1,549,635
5.00%, 07/01/32 (Call 07/01/22)	1,000	1,024,510
City of Houston RB Sewer Revenue
Series A
5.25%, 11/15/31 (Call 11/15/20)	1,000	1,089,120

Security	Principal (000s)	Value

Series E
5.00%, 11/15/16	$1,000	$1,129,890
City of Houston RB Utility Revenue
Series B
5.00%, 11/15/43 (Call 11/15/23)	1,000	1,039,770
City of Houston RB Water Revenue
Series A
5.00%, 11/15/36 (Call 11/15/17) (AGM)	4,500	4,656,150
5.13%, 05/15/28 (Call 05/15/14) (NPFGC)	1,000	1,016,700
5.25%, 05/15/14 (NPFGC)	1,210	1,238,483
6.00%, 11/15/36 (Call 05/15/19) (AGM)	1,000	1,135,590
Series C
5.00%, 11/15/18	750	883,560
Series D
5.00%, 11/15/21	890	1,045,172
5.00%, 11/15/33 (Call 11/15/21)	1,000	1,063,380
5.00%, 11/15/36 (Call 11/15/21)	1,000	1,048,130
City of San Antonio GO
5.00%, 02/01/19	500	589,715
City of San Antonio Public Facilities Corp. RB Lease Appropriation
4.00%, 09/15/32 (Call 09/15/22)	1,500	1,398,240
City of San Antonio RB Electric Power & Light Revenues
5.00%, 02/01/16	500	549,840
5.00%, 02/01/23	1,000	1,167,280
5.00%, 02/01/32 (PR 02/01/17)	40	45,512
5.00%, 02/01/48 (Call 02/01/23)	2,500	2,585,250
5.25%, 02/01/25	1,370	1,628,081
5.38%, 02/01/14	1,000	1,009,070
5.38%, 02/01/15	2,680	2,841,845
Series A
5.00%, 02/01/24 (PR 02/01/15)	3,150	3,325,707
Series D
5.00%, 02/01/17	1,250	1,422,075
5.00%, 02/01/18	1,000	1,163,720
5.00%, 02/01/19	500	586,440
City of San Antonio RB Water Revenue
4.50%, 05/15/37 (Call 05/15/17) (NPFGC-FGIC)	1,300	1,306,591
5.00%, 05/15/27 (Call 05/15/22)	1,000	1,115,630
County of Fort Bend GOL
4.75%, 03/01/31 (Call 03/01/17) (NPFGC)	1,485	1,509,458
County of Harris GO
Series A
5.00%, 10/01/24 (Call 10/01/22)	1,410	1,633,993
Series B
5.00%, 10/01/25 (Call 10/01/16)	400	442,476
County of Harris GOL
Series A
5.25%, 10/01/24 (PR 10/01/14)	3,000	3,127,290
County of Harris RB Highway Revenue Tolls
Series A
5.00%, 08/15/38 (Call 08/15/19)	1,000	1,069,390
Series B-1
5.00%, 08/15/14 (NPFGC-FGIC)	500	516,965
Series C
5.00%, 08/15/24 (Call 08/15/19)	500	567,315
5.00%, 08/15/30 (Call 08/15/22)	3,000	3,220,950
5.00%, 08/15/49 (Call 08/15/19)	1,000	1,028,470
Cypress-Fairbanks Independent School District GO

231

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

5.00%, 02/15/30 (Call 02/15/17) (PSF)	$4,000	$4,275,920
5.00%, 02/15/35 (Call 02/15/17) (PSF)	1,200	1,282,776
Dallas Area Rapid Transit RB Sales Tax Revenue
5.00%, 12/01/33 (Call 12/01/18)	250	263,323
5.00%, 12/01/36 (Call 12/01/16) (AMBAC)	4,735	4,899,541
5.25%, 12/01/29 (AMBAC)	1,050	1,210,797
5.25%, 12/01/43 (Call 12/01/18)	1,000	1,051,470
Dallas Area Rapid Transit RB Transit Revenue
5.00%, 12/01/42 (Call 12/01/22)	1,000	1,043,460
Dallas Independent School District GO
5.00%, 08/15/28 (Call 08/15/22) (PSF)	1,000	1,116,810
5.00%, 08/15/29 (Call 08/15/22) (PSF)	500	554,680
Series A
5.00%, 08/15/25 (PR 08/15/14) (PSF)	700	724,003
5.00%, 08/15/28 (PR 08/15/14) (PSF)	3,500	3,620,015
Dallas-Fort Worth International Airport RB Port Airport & Marina Revenue
Series A
5.00%, 11/01/16	500	561,710
5.00%, 11/01/42 (Call 11/01/20)	1,000	998,440
5.00%, 11/01/45 (Call 11/01/20)	500	492,140
5.25%, 11/01/38 (Call 11/01/20)	500	507,220
Series B
5.00%, 11/01/32 (Call 11/01/20)	1,000	1,016,330
5.00%, 11/01/44 (Call 11/01/22)	1,500	1,485,945
Series C
5.00%, 11/01/45 (Call 11/01/21)	1,000	987,390
Series D
5.00%, 11/01/33 (Call 11/01/23)	1,000	1,020,350
Series F
5.13%, 11/01/25 (Call 11/01/23)	1,000	1,103,120
Series G
5.00%, 11/01/33 (Call 11/01/20)	2,000	2,030,300
Fort Bend Grand Parkway Toll Road Authority RB Highway Revenue Tolls
5.00%, 03/01/37 (Call 03/01/22)	1,000	1,048,150
Grand Prairie Independent School District GO
5.00%, 02/15/37 (Call 02/15/17)	1,000	1,030,580
Harris County Flood Control District RB Miscellaneous Revenue Series A
5.00%, 10/01/34 (Call 10/01/20)	1,500	1,592,250
Harris County Flood Control District SO Contract Tax Series A
5.25%, 10/01/21	1,000	1,207,280
Harris County Metropolitan Transit Authority RB Sales Tax Revenue
Series A
5.00%, 11/01/36 (Call 11/01/21)	1,000	1,041,770
5.00%, 11/01/41 (Call 11/01/21)	1,000	1,031,630
Houston Community College District GOL
5.00%, 02/15/43 (Call 02/15/23)	2,000	2,096,120
Houston Independent School District GO Series B
5.00%, 02/15/24 (Call 02/15/17) (PSF)	500	562,920
Houston Independent School District GOL
5.00%, 02/15/22 (Call 02/15/17) (PSF)	1,750	1,971,760

Security	Principal (000s)	Value

Klein Independent School District GO Series A
5.00%, 08/01/38 (Call 08/01/18) (PSF)	$240	$249,005
Lower Colorado River Authority RB Electric Power & Light Revenues
5.00%, 05/15/40 (Call 05/15/20)	1,500	1,491,255
5.25%, 01/01/15 (ETM)	1,310	1,381,172
Series A
5.00%, 05/15/35 (Call 05/15/20)	2,000	2,025,280
6.25%, 05/15/28 (Call 05/15/18)	1,500	1,713,915
Lower Colorado River Authority RB Miscellaneous Revenue
5.75%, 05/15/28 (PR 05/15/15)	855	923,054
5.75%, 05/15/28 (Call 05/15/15)	85	89,482
Midland County Fresh Water Supply District No. 1 RB Water Revenue Series A
0.00%, 09/15/34 (Call 09/15/27)	1,250	449,888
North East Independent School District GO
5.25%, 02/01/27 (PSF)	530	634,993
Series A
5.00%, 08/01/37 (Call 08/01/17) (PSF)	500	533,125
North Texas Municipal Water District RB Water Revenue
5.00%, 09/01/31 (Call 09/01/16) (NPFGC)	1,500	1,597,260
5.00%, 09/01/35 (Call 09/01/16) (NPFGC)	2,500	2,604,800
5.00%, 09/01/38 (Call 09/01/18)	1,700	1,776,585
North Texas Tollway Authority RB Highway Revenue Tolls
0.00%, 09/01/43 (Call 09/01/31)	500	343,170
5.75%, 01/01/38 (Call 01/01/18)	3,600	3,771,684
6.00%, 01/01/34 (Call 01/01/21)	1,000	1,093,940
6.00%, 01/01/38 (Call 01/01/19) (AGC-ICC)	500	548,745
6.00%, 01/01/43 (Call 01/01/21)	250	267,680
Series A
5.50%, 09/01/36 (Call 09/01/21)	2,500	2,702,750
6.00%, 01/01/28 (Call 01/01/19)	1,010	1,136,250
6.25%, 01/01/39 (Call 01/01/19)	1,000	1,103,110
Series B
0.00%, 09/01/37 (Call 09/01/31)	1,600	392,448
0.00%, 09/01/43 (Call 09/01/31)	2,500	384,025
5.00%, 01/01/38 (Call 01/01/21)	1,000	1,008,860
5.00%, 01/01/42 (Call 01/01/22)	6,850	6,904,115
Series C
0.00%, 09/01/45 (Call 09/01/31)	500	377,665
5.25%, 01/01/44 (Call 01/01/19)	2,300	2,333,695
6.00%, 01/01/25 (Call 01/01/19)	1,000	1,154,870
Series D
5.00%, 09/01/24 (Call 09/01/21)	1,000	1,120,750
5.00%, 09/01/32 (Call 09/01/21)	1,450	1,532,897
Series K-1
5.75%, 01/01/38 (Call 01/01/19) (AGM)	500	544,755
North Texas Tollway Authority RB Miscellaneous Revenue
Series A
5.13%, 01/01/28 (Call 01/01/18) (NPFGC)	9,960	10,423,538
Series D
0.00%, 01/01/31 (AGM)	1,370	559,467
0.00%, 01/01/34 (AGM)	3,500	1,200,045
Series E-3
5.75%, 01/01/38	1,150	1,259,618

232

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Pharr-San Juan-Alamo Independent School District GO
5.00%, 02/01/38 (Call 02/01/18) (PSF)	$300	$311,133
Plano Independent School District GO Series A
5.25%, 02/15/34 (Call 02/15/18)	1,700	1,853,255
Round Rock Independent School District GO
5.00%, 08/01/33 (Call 08/01/18)	500	539,875
San Antonio Independent School District GO
5.00%, 08/15/23 (Call 08/15/15) (PSF)	975	1,045,775
San Antonio Public Facilities Corp. RB Lease Appropriation
4.00%, 09/15/42 (Call 09/15/22)	2,000	1,688,300
State of Texas GO
4.50%, 04/01/33 (Call 04/01/17)	2,870	2,899,991
5.00%, 10/01/16	1,000	1,127,590
5.00%, 10/01/21	1,000	1,193,420
5.00%, 04/01/26 (Call 04/01/18)	1,050	1,157,079
5.00%, 04/01/27 (Call 04/01/18)	1,300	1,423,435
5.00%, 04/01/28 (Call 04/01/16)	1,000	1,064,060
5.00%, 04/01/30 (Call 04/01/16)	2,850	3,013,960
5.00%, 04/01/36 (Call 04/01/22)	1,500	1,606,485
5.00%, 04/01/42 (Call 04/01/22)	3,000	3,180,210
Series A
4.75%, 04/01/35 (Call 04/01/15)	5,600	5,720,736
5.00%, 04/01/26 (Call 04/01/15)	2,850	2,999,739
5.00%, 04/01/33 (Call 04/01/17)	3,800	4,058,704
Tarrant Regional Water District RB Water Revenue
5.00%, 03/01/37 (Call 03/01/22)	1,500	1,580,745
Texas Public Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/14	1,270	1,306,398
5.00%, 01/01/16	500	548,565
5.00%, 01/01/17 (Call 01/01/16)	1,000	1,093,610
5.00%, 07/01/17 (Call 01/01/16)	1,500	1,639,755
Series B
5.00%, 07/01/18 (Call 07/01/15)	1,330	1,428,021
5.00%, 07/01/19 (Call 07/01/14)	1,500	1,541,940
5.00%, 01/01/20 (Call 12/30/13)	360	366,444
Texas State Transportation Commission RB Fuel Sales Tax Revenue
Series A
4.50%, 04/01/15	300	317,073
5.00%, 04/01/23 (Call 04/01/16)	500	549,075
5.25%, 04/01/14	2,550	2,594,344
Texas State Transportation Commission RB Highway Revenue Tolls
5.00%, 04/01/16	500	553,240
5.00%, 04/01/25 (Call 04/01/16)	500	547,725
5.00%, 04/01/27 (Call 04/01/17)	4,650	5,094,354
Series A
5.00%, 04/01/17	800	914,128
5.00%, 08/15/41 (Call 08/15/22)	4,470	4,397,184
Series B
1.25%, 08/15/42 (Call 02/15/15)	1,500	1,505,625
Texas State Transportation Commission RB Miscellaneous Revenue
5.00%, 04/01/20 (Call 04/01/16)	595	656,469
Texas State Turnpike Authority RB Highway Revenue Tolls Series A
0.00%, 08/15/21 (AMBAC)	500	370,425
Texas Water Development Board RB Water Revenue Series A
5.00%, 07/15/27 (Call 07/15/17)	250	274,700
University of Texas System Board of Regents RB College & University Revenue
Series A

Security	Principal (000s)	Value

5.00%, 08/15/22	$1,000	$1,190,520
Series B
5.00%, 08/15/43 (Call 08/15/22)	1,000	1,054,810

		247,205,426
UTAH — 0.43%
Intermountain Power Agency RB Electric Power & Light Revenues Series A
5.00%, 07/01/21 (Call 07/01/18)	1,000	1,136,660
State of Utah GO
Series A
5.00%, 07/01/16	500	558,625
5.00%, 07/01/17	685	789,757
5.00%, 07/01/22 (Call 07/01/21)	1,040	1,228,968
Series C
5.00%, 07/01/15	1,375	1,478,496
5.00%, 07/01/18	1,000	1,176,050
University of Utah State Board of Regents RB College & University Revenue Series A
5.00%, 08/01/43 (Call 08/01/23)	1,000	1,043,590
Utah Transit Authority RB Sales Tax Revenue
5.00%, 06/15/42 (Call 06/15/22)	1,000	1,012,460
Series A
5.00%, 06/15/28 (Call 06/15/18)	1,275	1,389,508
5.00%, 06/15/32 (Call 06/15/18) (AGM)	1,500	1,593,615
5.00%, 06/15/36 (Call 06/15/18) (AGM)	1,900	2,008,661

		13,416,390
VIRGIN ISLANDS — 0.04%
Virgin Islands Public Finance Authority RB Sales Tax Revenue
5.00%, 10/01/25 (Call 10/01/20)	650	684,053
5.00%, 10/01/29 (Call 10/01/20)	505	502,233

		1,186,286
VIRGINIA — 0.67%
Commonwealth of Virginia GO
Series D
5.00%, 06/01/18	500	587,065
5.00%, 06/01/19	500	594,245
County of Fairfax GO
Series B
5.00%, 04/01/23 (SAW)	1,000	1,201,990
Series C
5.00%, 10/01/16 (SAW)	425	479,158
5.00%, 10/01/17 (SAW)	2,360	2,739,795
County of Loudoun GO Series B
5.00%, 11/01/19	500	597,020
Hampton Roads Sanitation District RB Sewer Revenue
5.00%, 04/01/38 (Call 04/01/18)	375	390,075
Upper Occoquan Sewage Authority RB Sewer Revenue Series A
5.15%, 07/01/20 (NPFGC)	1,000	1,156,110
Virginia College Building Authority RB College & University Revenue
5.00%, 09/01/20	900	1,067,895
Virginia Commonwealth Transportation Board RB Fuel Sales Tax Revenue
5.00%, 05/15/28 (Call 05/15/22)	1,000	1,105,650

233

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Virginia Commonwealth Transportation Board RB Transit Revenue
4.00%, 05/15/29 (Call 05/15/21) (SAP)	$1,000	$1,014,820
5.00%, 05/15/27 (Call 05/15/21) (SAP)	500	551,810
5.00%, 05/15/33 (Call 05/15/21) (SAP)	1,000	1,064,610
5.00%, 05/15/34 (Call 05/15/21) (SAP)	1,000	1,060,630
Virginia Public School Authority RB Miscellaneous Revenue
5.00%, 08/01/23 (Call 08/01/22) (GOI)	1,000	1,169,300
Series B
5.25%, 08/01/14	1,505	1,556,576
Series C
5.00%, 08/01/15 (SAW)	680	733,108
5.00%, 08/01/18 (SAW)	2,475	2,906,120
5.00%, 08/01/19 (SAW)	750	886,770

		20,862,747
WASHINGTON — 2.87%
Central Puget Sound Regional Transit Authority RB Sales Tax Revenue
Series A
5.00%, 11/01/32 (Call 11/01/17) (AGM)	1,400	1,466,584
5.00%, 11/01/36 (Call 11/01/17)	3,150	3,290,679
City of Seattle RB Electric Power & Light Revenues
Series A
5.25%, 02/01/36 (Call 02/01/21)	1,200	1,284,936
Series B
5.00%, 02/01/21 (Call 02/01/20)	500	578,670
5.00%, 02/01/22 (Call 02/01/20)	1,000	1,143,090
5.00%, 02/01/24 (Call 02/01/20)	500	561,645
City of Tacoma RB Electric Power & Light Revenues Series A
4.00%, 01/01/42 (Call 07/01/23)	1,000	862,080
County of King GOL
4.75%, 01/01/34 (Call 01/01/18)	900	917,541
County of King RB Sewer Revenue
5.00%, 01/01/38 (Call 01/01/18)	4,600	4,743,658
5.00%, 01/01/45 (Call 07/01/20)	1,000	1,026,480
5.00%, 01/01/52 (Call 01/01/22)	1,000	1,021,970
5.13%, 01/01/41 (Call 01/01/21)	500	524,430
Energy Northwest RB Electric Power & Light Revenues
Series A
5.00%, 07/01/14	1,000	1,028,600
5.00%, 07/01/15	250	268,692
5.00%, 07/01/17	1,800	2,070,774
5.00%, 07/01/19	1,365	1,612,215
5.00%, 07/01/21	1,000	1,179,430
5.00%, 07/01/22 (Call 07/01/21)	1,500	1,683,375
5.00%, 07/01/23 (Call 07/01/21)	2,000	2,291,580
5.00%, 07/01/24 (Call 07/01/16)	2,370	2,580,077
5.25%, 07/01/16	580	650,615
5.25%, 07/01/18	125	147,940
5.25%, 07/01/18 (Call 07/01/14) (NPFGC)	150	154,370
5.50%, 07/01/15	1,000	1,082,700
Series C
5.00%, 07/01/14	875	900,025
FYI Properties RB Lease Non-Terminable
5.50%, 06/01/39 (Call 06/01/19)	1,000	1,052,270

Security	Principal (000s)	Value

NJB Properties RB Lease Revenue Series A
5.00%, 12/01/36 (Call 12/01/16) (GTD)	$1,000	$1,015,090
Port of Seattle RB Port Airport & Marina Revenue Series A
5.00%, 08/01/31 (Call 08/01/22)	1,000	1,056,840
Snohomish County School District No. 201 GO
5.25%, 12/01/27 (Call 12/01/18) (GTD)	500	562,395
State of Washington GO
5.00%, 01/01/16	1,310	1,436,664
Series A
5.00%, 07/01/25 (Call 07/01/18)	1,330	1,505,148
5.00%, 07/01/27 (Call 07/01/18)	4,750	5,274,780
5.00%, 07/01/31 (Call 07/01/18)	3,400	3,705,422
5.00%, 08/01/35 (Call 08/01/21)	500	531,030
Series B-1
4.00%, 08/01/14	500	512,945
Series C
5.00%, 01/01/27 (Call 01/01/18)	1,000	1,104,770
5.00%, 01/01/28 (Call 01/01/18)	1,000	1,101,490
5.00%, 06/01/41 (Call 06/01/21)	5,000	5,222,500
Series D
5.00%, 01/01/29 (PR 01/01/14) (AMBAC)	1,675	1,682,236
5.00%, 02/01/34 (Call 02/01/22)	1,000	1,060,480
Series E
5.00%, 01/01/31 (PR 01/01/16) (AMBAC)	1,500	1,644,045
5.00%, 02/01/31 (Call 02/01/19)	1,500	1,644,615
Series R
5.00%, 07/01/20	2,000	2,369,360
5.00%, 01/01/21 (Call 01/01/15) (AMBAC)	2,685	2,815,115
Series R-2006A
5.00%, 07/01/15 (AMBAC)	3,965	4,262,811
5.00%, 07/01/19 (Call 07/01/15) (AMBAC)	2,455	2,631,662
Series R-2010A
5.00%, 01/01/15	555	584,088
Series R-2011C
5.00%, 07/01/16	400	446,792
5.00%, 07/01/17	350	403,322
Series R-2012C
5.00%, 07/01/20	1,000	1,184,680
5.00%, 07/01/24 (Call 07/01/22)	2,000	2,305,760
5.00%, 07/01/25 (Call 07/01/22)	1,000	1,139,880
5.00%, 07/01/26 (Call 07/01/22)	1,500	1,691,145
State of Washington RB Appropriations
5.00%, 09/01/24 (Call 09/01/23)	2,000	2,232,560
State of Washington RB Federal Grant Revenue
5.00%, 09/01/18	1,125	1,309,725
5.00%, 09/01/21	1,000	1,156,130
University of Washington RB College & University Revenue Series A
5.00%, 07/01/41 (Call 07/01/22)	1,000	1,048,320

		88,766,226
WEST VIRGINIA — 0.07%
State of West Virginia GO
5.00%, 06/01/15 (NPFGC-FGIC)	1,000	1,070,440

234

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

West Virginia University Board of Governors RB College & University Revenue Series B
5.00%, 10/01/36 (Call 10/01/21)	$1,000	$1,042,730

		2,113,170
WISCONSIN — 1.01%
State of Wisconsin GO
Series 1
4.00%, 05/01/15	3,000	3,159,480
5.00%, 05/01/16 (AMBAC)	550	610,269
5.00%, 05/01/18 (Call 05/01/15) (NPFGC)	3,000	3,190,200
5.00%, 05/01/21	500	590,280
5.50%, 05/01/14 (NPFGC)	2,285	2,336,778
Series 2
5.00%, 11/01/20	1,500	1,780,410
5.00%, 11/01/22 (Call 11/01/21)	2,000	2,340,800
Series A
5.00%, 05/01/16 (NPFGC-FGIC)	1,000	1,109,580
Series B
5.00%, 05/01/22 (Call 05/01/21)	1,500	1,749,315
State of Wisconsin RB General Fund
Series A
5.38%, 05/01/25 (Call 05/01/19) (SAP)	2,050	2,376,668
5.63%, 05/01/28 (Call 05/01/19) (SAP)	1,470	1,640,696
5.75%, 05/01/33 (Call 05/01/19) (SAP)	3,000	3,307,830
6.00%, 05/01/36 (Call 05/01/19) (SAP)	3,100	3,451,075
6.25%, 05/01/37 (Call 05/01/19) (SAP)	1,000	1,108,330
State of Wisconsin RB Transit Revenue Series A
5.00%, 07/01/20 (AGM)	2,000	2,369,360

		31,121,071

TOTAL MUNICIPAL BONDS & NOTES (Cost: $3,055,645,946)		3,055,899,866

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Liquidity Funds — MuniFund, Institutional Shares
0.02%[a,b]	1,482	$1,482,499

		1,482,499

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,482,499)		1,482,499

TOTAL INVESTMENTS IN SECURITIES — 98.74% (Cost: $3,057,128,445)		3,057,382,365
Other Assets, Less Liabilities — 1.26%		38,994,876

NET ASSETS — 100.00%		$3,096,377,241

COP — Certificates of Participation

ETM — Escrowed to Maturity

GO — General Obligation

GOI — General Obligation of the Issuer

GOL — General Obligation Limited

GTD — Guaranteed by the Commonwealth, County or State

PR — Prerefunded

PSF — Permanent School Fund

RB — Revenue Bond

SAP — Subject to Appropriations

SAW — State Aid Withholding

SO — Special Obligation

ST — Special Tax

Insured by:

AGC-ICC — Assured Guaranty Corp. - Insured Custody Certificates

AGM — Assured Guaranty Municipal Corp.

AMBAC — Ambac Financial Group Inc.

BHAC — Berkshire Hathaway Assurance Corp.

CIFG — CDC IXIS Financial Guaranty

FGIC — Financial Guaranty Insurance Co.

HERBIP — Higher Education Revenue Bond Intercept Program

NPFGC — National Public Finance Guarantee Corp.

XLCA — XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

235

Schedule of Investments  (Unaudited)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 97.21%

NEW YORK — 97.21%
Battery Park City Authority RB Lease Revenue Series A
5.00%, 11/01/24 (Call 11/01/23)	$775	$911,493
Brooklyn Arena Local Development Corp. RB Recreational Revenue
6.25%, 07/15/40 (Call 01/15/20)	250	262,538
6.38%, 07/15/43 (Call 01/15/20)	700	737,758
City of New York GO
Series A
5.00%, 08/01/20 (Call 08/01/16) (AGM)	250	276,517
5.00%, 08/01/25 (Call 08/01/16)	400	437,092
Series A-1
5.00%, 08/01/17	900	1,033,929
5.00%, 08/01/19 (Call 08/01/17)	150	170,264
5.00%, 08/01/27 (Call 08/01/21)	250	270,828
5.00%, 08/01/31 (Call 08/01/21)	200	212,604
Series B
5.00%, 08/01/16	135	151,111
5.00%, 08/01/20	100	116,929
Series B-1
5.25%, 09/01/20 (Call 09/01/18)	195	224,938
Series C
5.00%, 08/01/19	230	269,254
Series C-1
5.00%, 10/01/19 (Call 10/01/17)	150	170,909
5.00%, 10/01/20 (Call 10/01/17)	250	284,187
5.00%, 10/01/24 (Call 10/01/17) (AGM)	1,000	1,126,110
Series E
4.00%, 08/01/14	220	225,656
5.00%, 08/01/27 (Call 08/01/19)	500	552,235
Series F
5.00%, 08/01/21	475	552,263
5.00%, 08/01/31 (Call 02/01/22)	250	265,195
Series F-1
5.00%, 03/01/32 (Call 03/01/23)	350	370,716
5.00%, 03/01/37 (Call 03/01/23)	500	520,645
Series G
4.00%, 08/01/18 (Call 08/01/17)	145	158,930
5.00%, 08/01/24 (Call 08/01/17)	350	395,787
Series G-1
5.00%, 04/01/26 (Call 04/01/22)	1,000	1,103,060
5.00%, 04/01/27 (Call 04/01/22)	250	272,375
Series H-1
5.00%, 03/01/23 (Call 03/01/19)	490	549,236
Series I
5.00%, 08/01/23 (Call 08/01/22)	500	573,515
5.00%, 08/01/27 (Call 08/01/22)	250	273,135
Series I-1
5.00%, 04/01/23 (Call 04/01/19)	160	180,184
Series J
5.00%, 08/01/19	500	585,335
5.00%, 08/01/21	150	174,399
5.00%, 05/15/23 (PR 05/15/14)	5	5,112
Series J-1
5.00%, 05/15/33 (Call 05/15/19)	400	436,104
5.00%, 05/15/36 (Call 05/15/19)	905	983,319
Series L-1
5.00%, 04/01/25 (Call 04/01/18)	810	899,238

Security	Principal (000s)	Value

Series M
5.00%, 04/01/25 (Call 04/01/15) (FGIC)	$200	$211,336
Erie County Industrial Development Agency RB Lease Appropriation Series A
5.00%, 05/01/31 (Call 05/01/19)	100	104,755
Hudson Yards Infrastructure Corp. RB Miscellaneous Revenue
Series A
4.50%, 02/15/47 (Call 02/15/17) (NPFGC)	675	631,057
5.00%, 02/15/47 (Call 02/15/17)	2,180	2,177,864
5.00%, 02/15/47 (Call 02/15/17) (FGIC)	650	649,363
5.25%, 02/15/47 (Call 02/15/21)	500	512,145
5.75%, 02/15/47 (Call 02/15/21)	1,000	1,066,940
Long Island Power Authority RB Electric Power & Light Revenues
Series A
5.00%, 05/01/38 (Call 05/01/21)	1,000	1,009,840
5.50%, 04/01/22 (Call 04/01/19)	500	556,185
5.50%, 05/01/33 (Call 05/01/19) (BHAC)	625	686,994
6.25%, 04/01/33 (Call 04/01/19)	250	282,952
Series B
5.00%, 09/01/29 (Call 09/01/22)	250	257,123
5.00%, 12/01/35 (Call 06/01/16)	350	354,207
5.25%, 12/01/13	275	275,077
Series C
5.00%, 09/01/35 (Call 09/01/16)	225	227,671
Series E
5.00%, 12/01/21 (Call 12/01/16) (NPFGC-FGIC)	400	437,164
5.00%, 12/01/22 (Call 12/01/16) (NPFGC-FGIC)	250	272,765
Metropolitan Transportation Authority RB Fuel Sales Tax Revenue
Series A
4.75%, 04/01/28 (PR 10/01/15) (FGIC)	2,030	2,195,323
5.00%, 04/01/29 (PR 10/01/14) (AGM)	730	759,448
Metropolitan Transportation Authority RB Miscellaneous Revenue Series C
5.00%, 11/15/41 (Call 11/15/22)	500	506,115
Metropolitan Transportation Authority RB Miscellaneous Taxes
Series A
0.00%, 11/15/30	1,100	513,700
5.00%, 11/15/24 (Call 11/15/22)	500	568,070
Metropolitan Transportation Authority RB Transit Revenue
Series A
4.75%, 11/15/27 (Call 11/15/15) (NPFGC)	200	203,268
5.00%, 11/15/18	250	291,020
5.00%, 11/15/31 (Call 11/15/16)	600	613,224
5.00%, 11/15/37 (Call 11/15/21)	455	461,252
5.00%, 11/15/46 (Call 11/15/21)	500	501,875
5.50%, 11/15/39 (Call 11/15/18)	700	752,696
Series B
5.00%, 11/15/30 (Call 11/15/15) (AMBAC)	1,600	1,632,896
5.00%, 11/15/34 (Call 11/15/19)	650	675,421
Series C
5.00%, 11/15/42 (Call 05/15/23)	500	503,740
6.25%, 11/15/23 (Call 11/15/18)	100	117,846

236

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Series D
4.00%, 11/15/15	$100	$107,008
4.00%, 11/15/32 (Call 11/15/22)	250	230,048
5.00%, 11/15/25 (Call 11/15/22)	230	251,206
5.00%, 11/15/30 (Call 11/15/22)	890	930,522
5.00%, 11/15/38 (Call 11/15/23)	250	253,918
Series D-1
5.00%, 11/01/22	250	284,815
Series F
5.00%, 11/15/30 (Call 11/15/22)	250	261,383
Nassau County Interim Finance Authority RB Sales Tax Revenue
Series A
5.00%, 11/15/16	640	723,738
Series H
5.25%, 11/15/15 (PR 11/15/14) (AMBAC)	255	267,365
Nassau County Sewer & Storm Water Finance Authority RB Water Revenue Series A
5.38%, 11/01/28 (Call 11/01/18) (BHAC)	235	263,155
New York City Educational Construction Fund RB Lease Revenue Series A
5.75%, 04/01/41 (Call 04/01/21)	445	486,670
New York City Industrial Development Agency RB Recreational Revenue
4.50%, 03/01/39 (Call 09/01/16) (FGIC)	270	246,761
5.00%, 03/01/31 (Call 09/01/16) (FGIC)	210	211,218
5.00%, 03/01/36 (Call 09/01/16) (NPFGC)	275	275,679
5.00%, 03/01/46 (Call 09/01/16) (FGIC)	455	448,453
New York City Municipal Water Finance Authority RB Sewer Revenue
Series AA
5.00%, 06/15/37 (Call 06/15/17)	100	103,952
Series B
5.00%, 06/15/14 (ETM) (AGM)	140	143,688
Series CC
5.00%, 06/15/29 (Call 06/15/18)	185	203,548
New York City Municipal Water Finance Authority RB Water Revenue
5.00%, 06/15/26 (Call 06/15/21)	750	828,157
5.00%, 06/15/31 (Call 06/15/21)	160	170,006
5.00%, 06/15/44 (Call 12/15/21)	500	512,970
5.38%, 06/15/43 (Call 12/15/20)	125	132,001
Series A
5.00%, 06/15/38 (Call 06/15/17)	350	364,147
5.00%, 06/15/39 (Call 06/15/14)	255	256,354
Series AA
4.75%, 06/15/33 (Call 06/15/17)	400	402,192
5.00%, 06/15/44 (Call 06/15/21)	150	153,689
Series BB
4.00%, 06/15/47 (Call 12/15/22)	400	347,920
5.00%, 06/15/31 (Call 06/15/20)	500	532,605
Series C
4.75%, 06/15/33 (Call 06/15/16)	250	251,065
5.00%, 06/15/25 (Call 06/15/15) (NPFGC)	400	425,300
5.00%, 06/15/27 (Call 06/15/15) (NPFGC)	455	479,324

Security	Principal (000s)	Value

Series CC
5.00%, 06/15/45 (Call 12/15/21)	$1,650	$1,692,801
5.00%, 06/15/47 (Call 06/15/23)	400	409,352
Series D
5.00%, 06/15/37 (Call 06/15/15)	250	255,933
Series DD
4.75%, 06/15/35 (Call 06/15/17)	250	250,885
4.75%, 06/15/36 (Call 06/15/17)	655	656,893
5.00%, 06/15/35 (Call 06/15/23)	400	423,328
Series FF
5.00%, 06/15/45 (Call 06/15/22)	500	513,630
Series FF-2
5.00%, 06/15/40 (Call 06/15/19)	500	517,590
Series GG
5.00%, 06/15/26 (Call 06/15/21)	260	287,095
Series GG-1
5.00%, 06/15/39 (Call 06/15/19)	1,675	1,734,764
5.25%, 06/15/32 (Call 06/15/19)	750	805,492
Series GG-2
5.25%, 06/15/40 (Call 06/15/19)	230	241,367
New York City Transitional Finance Authority RB Income Tax Revenue
5.00%, 11/01/15 (ETM)	100	108,698
Series A
5.00%, 11/01/21	500	592,665
5.00%, 11/01/27 (Call 11/01/21)	400	442,064
5.00%, 05/01/29 (Call 05/01/19)	150	164,952
Series A-1
5.00%, 08/01/20 (PR 08/01/16)	1,000	1,120,090
5.00%, 11/01/42 (Call 11/01/23)	400	418,788
Series B
5.00%, 11/01/19	400	473,680
5.00%, 11/01/20 (Call 11/01/19)	325	379,249
5.00%, 11/01/21 (PR 05/01/17)	75	85,788
5.00%, 11/01/21 (Call 05/01/17)	175	196,716
5.00%, 11/01/30 (Call 05/01/17)	100	107,447
Series C
5.00%, 11/01/39 (Call 11/01/20)	250	260,830
Series D
5.00%, 11/01/23 (Call 05/01/20)	250	286,425
5.00%, 02/01/25 (Call 02/01/21)	155	173,492
5.00%, 02/01/27 (Call 02/01/21)	250	274,090
5.00%, 02/01/31 (Call 02/01/21)	300	319,107
5.00%, 02/01/35 (Call 02/01/21)	500	527,690
Series E
5.00%, 11/01/23 (Call 05/01/21)	115	131,514
Series E-1
5.00%, 02/01/42 (Call 02/01/22)	250	260,015
Series F-1
5.00%, 05/01/39 (Call 05/01/22)	670	701,858
Series S-1
5.00%, 07/15/32 (Call 07/15/22) (SAW)	670	709,919
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
4.50%, 01/15/38 (Call 01/15/18) (SAW)	235	235,078
4.75%, 01/15/38 (Call 01/15/18) (SAW)	250	252,600
5.00%, 01/15/26 (Call 01/15/18) (SAW)	470	527,730
5.00%, 01/15/34 (Call 01/15/18) (SAW)	500	525,370
Series S-2
5.00%, 01/15/37 (Call 01/15/17) (NPFGC-FGIC)	100	105,653

237

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Series S-3
5.25%, 01/15/30 (Call 01/15/19) (SAW)	$500	$548,795
Series S-4
5.50%, 01/15/39 (Call 01/15/19) (SAW)	500	551,680
New York City Transitional Finance Authority RB Miscellaneous Taxes Series A-1
5.00%, 11/01/19 (Call 05/01/15)	350	372,295
New York City Transitional Finance Authority RB Sales Tax Revenue
5.00%, 08/01/21 (PR 08/01/16)	725	812,065
New York City Trust for Cultural Resources RB Recreational Revenue
5.00%, 04/01/31 (Call 10/01/18)	500	542,440
New York Convention Center Development Corp. RB Hotel Occupancy Tax
5.00%, 11/15/30 (Call 11/15/15) (AMBAC)	375	388,042
5.00%, 11/15/35 (Call 11/15/15) (AMBAC)	500	502,955
5.00%, 11/15/44 (Call 11/15/15) (AMBAC)	645	645,464
New York Liberty Development Corp. RB Industrial Revenue
5.75%, 11/15/51 (Call 11/15/21)	170	181,157
New York Liberty Development Corp. RB Port Airport & Marina Revenue
5.00%, 12/15/41 (Call 12/15/21) (GOI)	770	788,934
5.25%, 12/15/43 (Call 12/15/21) (GOI)	740	772,523
New York Local Government Assistance Corp. RB Sales Tax Revenue
Series A
5.00%, 04/01/15 (GOI)	350	372,477
5.00%, 04/01/19 (Call 04/01/18)	535	616,480
5.00%, 04/01/20 (Call 04/01/18)	150	171,914
Series B
5.00%, 04/01/19 (GOI)	285	336,440
Series C
0.00%, 04/01/14 (GOI)	1,025	1,024,170
5.50%, 04/01/17 (GOI)	550	612,672
Series E
5.25%, 04/01/16 (GOI)	150	162,668
New York Municipal Bond Bank Agency RB Miscellaneous Revenue
5.00%, 12/01/19 (SAW)	50	58,734
Series A
4.00%, 12/01/15 (SAW)	1,250	1,340,425
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/22 (Call 07/01/18)	500	568,330
5.00%, 09/01/38 (Call 09/01/19)	380	377,302
5.13%, 07/01/34 (Call 07/01/14) (AMBAC)	300	300,771
Series 1
5.50%, 07/01/40 (AMBAC)	400	442,232
Series A
5.00%, 07/01/37 (Call 07/01/22)	250	261,715
Series E
6.13%, 01/01/31 (Call 01/01/19)	250	275,703
New York State Dormitory Authority RB Hospital Revenue
5.50%, 07/01/23 (NPFGC)	200	238,820
Series A
5.25%, 08/15/15 (Call 08/15/14) (AGM, FHA)	540	558,225
New York State Dormitory Authority RB Income Tax Revenue
Series A

Security	Principal (000s)	Value

5.00%, 12/15/20	$150	$177,147
5.00%, 12/15/24 (Call 12/15/22)	250	285,837
5.00%, 12/15/25 (Call 12/15/22)	1,000	1,128,220
5.00%, 03/15/28 (Call 03/15/18)	500	548,850
Series B
5.00%, 03/15/28 (Call 03/15/19)	200	219,540
5.00%, 03/15/31 (Call 03/15/22)	1,000	1,066,300
5.00%, 03/15/42 (Call 03/15/22)	800	826,824
Series C
5.00%, 03/15/22 (Call 03/15/18)	500	566,505
5.00%, 03/15/25 (Call 03/15/18)	525	582,288
5.00%, 03/15/31 (Call 03/15/21)	250	266,645
5.00%, 12/15/31 (Call 12/15/16)	250	267,190
Series D
5.00%, 02/15/42 (Call 02/15/22)	250	258,313
Series F
5.00%, 03/15/22 (PR 03/15/15) (AGM)	165	175,148
5.00%, 03/15/30 (Call 03/15/15)	250	258,293
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15	500	536,850
5.00%, 07/01/22 (Call 07/01/19)	250	283,010
Series A
5.00%, 05/15/20	520	607,750
5.25%, 05/15/15	450	466,839
New York State Dormitory Authority RB Sales Tax Revenue Series A
5.00%, 03/15/38 (Call 03/15/23)	500	522,650
New York State Environmental Facilities Corp. RB Water Revenue
Series A
4.00%, 06/15/26 (Call 06/15/22)	585	612,565
4.75%, 06/15/31 (Call 06/15/16)	670	692,633
5.00%, 06/15/16	245	273,418
5.00%, 06/15/22	350	415,975
5.00%, 06/15/23 (Call 06/15/22)	400	470,632
5.00%, 06/15/24 (Call 06/15/22)	620	719,708
5.00%, 06/15/34 (Call 06/15/19)	180	191,230
5.13%, 06/15/38 (Call 06/15/19)	235	251,591
Series B
5.00%, 06/15/33 (Call 06/15/18)	500	532,935
5.00%, 06/15/41 (Call 06/15/21)	170	176,596
Series D
5.00%, 06/15/22	500	594,250
Series E
5.00%, 06/15/30 (Call 06/15/14)	750	763,447
New York State Power Authority RB Electric Power & Light Revenues
Series A
4.50%, 11/15/47 (Call 11/15/17) (NPFGC)	480	468,091
5.00%, 11/15/22 (GOI)	1,010	1,208,021
5.00%, 11/15/38 (Call 11/15/21) (GOI)	410	432,279
Series C
5.00%, 11/15/15 (NPFGC)	550	599,912
5.00%, 11/15/16 (NPFGC)	125	141,355
5.00%, 11/15/17	230	268,010
5.00%, 11/15/20 (Call 11/15/17) (NPFGC)	250	285,505
5.00%, 11/15/21 (Call 11/15/17) (NPFGC)	325	370,328
New York State Thruway Authority RB Highway Revenue Tolls
Series A
5.00%, 04/01/27 (Call 04/01/18)	750	810,757

238

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Series B
4.13%, 04/01/19 (Call 10/01/15) (AMBAC)	$500	$523,690
5.00%, 04/01/15 (AGM)	500	531,410
5.00%, 04/01/17 (Call 10/01/15) (NPFGC-FGIC)	300	324,795
5.50%, 04/01/20 (AMBAC)	250	301,350
Series F
4.00%, 01/01/15 (AMBAC)	250	259,518
Series H
4.00%, 01/01/18 (NPFGC)	100	110,549
5.00%, 01/01/19 (Call 01/01/18) (NPFGC)	400	454,976
5.00%, 01/01/21 (Call 01/01/18) (NPFGC)	225	253,447
Series I
5.00%, 01/01/37 (Call 01/01/22)	300	308,424
New York State Thruway Authority RB Income Tax Revenue
Series A
5.00%, 03/15/18	335	389,618
5.00%, 03/15/21 (Call 09/15/20)	335	394,302
5.00%, 03/15/23 (Call 09/15/21)	500	577,130
5.00%, 03/15/26 (Call 09/15/18)	300	333,645
5.00%, 03/15/29 (Call 09/15/20)	250	271,208
Series C
5.25%, 03/15/19	250	295,692
New York State Thruway Authority RB Miscellaneous Revenue
5.00%, 04/01/16	250	275,880
Series A-1
5.00%, 04/01/31 (Call 04/01/21)	200	212,732
Series B
5.00%, 04/01/14	400	406,520
Series I
5.00%, 01/01/42 (Call 01/01/22)	1,000	1,018,600
New York State Urban Development Corp. RB Income Tax Revenue
5.00%, 12/15/17	250	291,177
Series A
5.00%, 03/15/19	250	292,535
5.00%, 03/15/31 (Call 03/15/21)	250	266,645
Series A-1
5.00%, 12/15/16	400	453,496
5.00%, 12/15/18	285	336,346
5.00%, 03/15/21	250	293,392
5.00%, 03/15/28 (Call 03/15/23)	335	368,969
5.00%, 03/15/43 (Call 03/15/23)	140	144,400
Series B
5.00%, 03/15/32 (Call 03/15/17)	250	258,410
Series B-1
5.00%, 03/15/28 (Call 03/15/19)	250	274,425
5.00%, 03/15/36 (Call 03/15/19)	500	521,435
5.25%, 03/15/38 (Call 03/15/19)	120	126,559
Series C
5.00%, 12/15/15	200	219,042
New York State Urban Development Corp. RB Miscellaneous Revenue
Series B
5.00%, 01/01/21 (Call 07/01/18)	750	850,372
Series D
5.25%, 01/01/17	160	182,154
5.25%, 01/01/20 (Call 01/01/19)	350	400,939
5.63%, 01/01/28 (Call 01/01/19)	400	431,556
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.00%, 09/15/31 (Call 09/15/19)	500	498,085

Security	Principal (000s)	Value

4.00%, 12/01/31 (Call 06/01/22) (GOI)	$500	$498,090
4.00%, 06/01/32 (Call 06/01/22)	170	167,593
4.50%, 09/15/39 (Call 09/15/19) (GOI)	475	475,693
4.75%, 07/15/31 (Call 07/15/18) (GOI)	200	207,266
4.75%, 07/15/32 (Call 07/15/18) (GOI)	130	133,731
4.75%, 11/15/32 (Call 11/15/17) (GOI)	210	216,103
5.00%, 10/01/27 (Call 10/01/16) (GOI)	700	751,527
5.00%, 12/01/29 (Call 06/01/15) (GOI)	925	976,041
5.00%, 10/01/31 (Call 10/01/16) (GOI)	150	158,366
5.00%, 07/15/32 (Call 07/15/20) (GOI)	275	288,574
5.00%, 07/15/35 (Call 07/15/18) (GOI)	200	210,876
5.00%, 10/01/35 (Call 10/01/16) (GOI)	550	572,341
5.00%, 09/15/36 (Call 09/15/19) (GOI)	200	211,502
5.00%, 01/15/41 (Call 01/15/21) (GOI)	250	257,538
Series 5
5.38%, 03/01/28 (GOI)	500	577,095
Sales Tax Asset Receivable Corp. RB Sales Tax Revenue
Series A
5.00%, 10/15/17 (Call 10/15/14) (NPFGC)	795	827,412
5.00%, 10/15/20 (Call 10/15/14) (NPFGC)	143	148,233
5.00%, 10/15/23 (Call 10/15/14) (NPFGC)	405	420,892
5.00%, 10/15/29 (Call 10/15/14) (AMBAC)	525	540,078
5.00%, 10/15/32 (Call 10/15/14) (AMBAC)	1,120	1,150,262
5.25%, 10/15/18 (Call 10/15/14) (NPFGC)	500	521,120
5.25%, 10/15/19 (Call 10/15/14) (NPFGC)	185	192,814
State of New York GO
Series A
5.00%, 02/15/34 (Call 02/15/19)	420	450,555
5.00%, 02/15/39 (Call 02/15/19)	250	267,145
Series C
3.00%, 02/01/16	100	105,475
4.50%, 02/01/17	100	112,464
5.00%, 04/15/14	350	356,555
5.00%, 04/15/15	500	533,425
5.00%, 04/15/16 (Call 04/15/15)	600	639,120
Triborough Bridge & Tunnel Authority RB Highway Revenue Tolls
Series A
5.00%, 11/15/19 (PR 05/15/18) (GOI)	250	293,140
5.00%, 11/15/22	150	174,831
5.00%, 01/01/23 (Call 01/01/22)	75	86,516
5.00%, 11/15/37 (Call 05/15/18) (GOI)	775	798,382
5.25%, 01/01/28 (PR 01/01/22) (GOI)	65	78,811

239

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal or Shares (000s)	Value

Series B
0.00%, 11/15/32	$500	$198,795
4.00%, 11/15/16	335	367,448
5.00%, 11/15/19	435	515,414
5.00%, 11/15/20	450	534,586
5.00%, 11/15/25 (Call 11/15/22)	710	800,844
5.00%, 11/15/27 (Call 11/15/22)	415	458,824
5.50%, 01/01/30 (PR 01/01/22) (GOI)	300	370,482
Series C
5.00%, 11/15/38 (Call 11/15/18) (GOI)	550	567,028
Series D
5.00%, 11/15/31 (Call 11/15/18)	650	680,465
Series E
5.50%, 11/15/19 (NPFGC)	150	181,961
Triborough Bridge & Tunnel Authority RB Transit Revenue Series A
5.00%, 11/15/32 (Call 11/15/17)	600	641,160

		128,780,588

TOTAL MUNICIPAL BONDS & NOTES (Cost: $127,630,161)		128,780,588

SHORT-TERM INVESTMENTS — 1.68%

MONEY MARKET FUNDS — 1.68%
BlackRock Liquidity Funds: New York Money Fund, Institutional Shares
0.01%[a,b]	2,229	2,228,577

		2,228,577

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,228,577)		2,228,577

TOTAL INVESTMENTS IN SECURITIES — 98.89% (Cost: $129,858,738)		131,009,165
Other Assets, Less Liabilities — 1.11%		1,470,667

NET ASSETS — 100.00%		$132,479,832

ETM — Escrowed to Maturity

GO — General Obligation

GOI — General Obligation of the Issuer

PR — Prerefunded

RB — Revenue Bond

SAW — State Aid Withholding

Insured by:

AGM — Assured Guaranty Municipal Corp.

AMBAC — Ambac Financial Group Inc.

BHAC — Berkshire Hathaway Assurance Corp.

FGIC — Financial Guaranty Insurance Co.

FHA — Federal Housing Administration

NPFGC — National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

240

Schedule of Investments  (Unaudited)

iSHARES® SHORT TREASURY BOND ETF

November 30, 2013

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 94.49%
U.S. Treasury Bills
0.00%, 02/06/14	$66,583	$66,578,413
0.00%, 03/06/14	38,000	37,992,781
0.00%, 05/29/14	302,000	301,843,262
U.S. Treasury Bonds
4.75%, 05/15/14	459,859	469,470,072
U.S. Treasury Notes
0.13%, 12/31/13	80,206	80,203,193
0.25%, 02/28/14	199,608	199,667,864
0.25%, 03/31/14	149,592	149,645,858
0.25%, 04/30/14	1,012	1,012,547
0.25%, 05/31/14	120,960	121,031,364
0.75%, 06/15/14	60,305	60,504,012
1.00%, 01/15/14	90,647	90,742,176
1.25%, 02/15/14	38,296	38,383,699
1.50%, 12/31/13	30,641	30,673,072
1.75%, 01/31/14	49,847	49,981,585
1.75%, 03/31/14	316,489	318,166,411
1.88%, 02/28/14	133,025	133,587,701
2.25%, 05/31/14	195,722	197,771,188
2.38%, 08/31/14	269,155	273,588,012
2.38%, 10/31/14	94,381	96,283,720
2.63%, 06/30/14	67,094	68,061,496
4.25%, 08/15/14	127,184	130,845,625

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $2,916,490,663)		2,916,034,051

MONEY MARKET FUNDS — 0.28%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	8,739	8,739,444

TOTAL MONEY MARKET FUNDS (Cost: $8,739,444)		8,739,444

TOTAL INVESTMENTS IN SECURITIES — 94.77% (Cost: $2,925,230,107)		2,924,773,495
Other Assets, Less Liabilities — 5.23%		161,523,474

NET ASSETS — 100.00%		$3,086,296,969

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

241

Schedule of Investments  (Unaudited)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.73%

ALABAMA — 0.23%
Alabama Public School & College Authority RB Sales Tax Revenue
Series A
5.00%, 05/01/14	$500	$510,230
5.00%, 05/01/18	1,000	1,168,560

		1,678,790
ALASKA — 0.04%
City of Anchorage GO Series B
5.25%, 12/01/16 (AMBAC)	265	302,174

		302,174
ARIZONA — 0.90%
City of Mesa RB Multiple Utility Revenue
4.00%, 07/01/17 (AGM)	50	55,463
5.25%, 07/01/16 (NPFGC)	135	151,269
5.25%, 07/01/16 (ETM) (NPFGC-FGIC)	165	185,226
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/15	1,000	1,074,110
5.00%, 07/01/15 (PR 07/01/14) (AMBAC)	1,250	1,285,600
5.00%, 07/01/18	1,000	1,167,980
Salt River Project Agricultural Improvement & Power District COP Lease Renewal
5.00%, 12/01/14 (Call 12/01/13) (NPFGC)	500	500,135
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues
Series B
4.00%, 01/01/15	1,360	1,416,644
4.00%, 01/01/17	275	303,839
4.00%, 01/01/18	375	420,600

		6,560,866
ARKANSAS — 0.26%
State of Arkansas GO
4.00%, 08/01/14	1,100	1,128,413
5.00%, 08/01/14	775	800,226

		1,928,639
CALIFORNIA — 17.47%
Bay Area Toll Authority RB Highway Revenue Tolls
Series C-2
1.45%, 04/01/45 (Call 02/01/17)	750	758,025
Series F
5.00%, 04/01/15	860	915,530
Series F-1
5.00%, 04/01/17	750	860,752
California State Department of Transportation RB Federal Grant Revenue
Series A
5.00%, 02/01/14 (NPFGC-FGIC)	2,500	2,520,850
5.00%, 02/01/15 (NPFGC-FGIC)	800	845,000

Security	Principal (000s)	Value

California State Department of Water Resources RB Electric Power & Light Revenues
Series H
5.00%, 05/01/17	$530	$608,885
5.00%, 05/01/17 (AGM)	540	620,374
Series K
5.00%, 05/01/18	3,700	4,349,387
Series L
4.00%, 05/01/15	100	105,409
5.00%, 05/01/15	2,695	2,878,233
5.00%, 05/01/16	1,370	1,522,001
5.00%, 05/01/17	2,250	2,584,890
Series M
4.00%, 05/01/14	500	508,145
4.00%, 05/01/16	500	543,685
5.00%, 05/01/14	1,000	1,020,510
5.00%, 05/01/15	4,000	4,271,960
5.00%, 05/01/16	875	972,081
Series N
5.00%, 05/01/18	400	470,204
California State Department of Water Resources RB Water Revenue Series AJ
5.00%, 12/01/16	500	568,510
California State Public Works Board RB Lease Revenue Series J
5.25%, 01/01/16 (AMBAC)	1,195	1,310,437
Chabot-Las Positas Community College District GO Series C
0.00%, 08/01/16 (AMBAC)	195	189,439
City & County of San Francisco GO
5.00%, 06/15/15	2,205	2,369,030
Desert Sands Unified School District GO
5.00%, 06/01/29 (PR 06/01/14) (AGM)	400	409,788
East Bay Municipal Utility District RB Water Revenue Series B
5.00%, 06/01/16	500	558,125
Grossmont-Cuyamaca Community College District GO Series B
5.00%, 08/01/29 (PR 08/01/15) (FGIC)	1,000	1,078,250
Los Angeles Convention & Exhibition Center Authority RB Lease Abatement Series A
5.00%, 08/15/17	105	119,828
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/17	1,350	1,564,015
Series B
5.00%, 07/01/14	1,000	1,028,600
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
5.00%, 07/01/16	400	448,004
5.00%, 07/01/17	1,000	1,158,530
Series C
4.00%, 01/01/16 (Call 10/01/15)	1,500	1,603,425
5.00%, 01/01/16 (Call 10/01/15)	2,835	3,082,439
Los Angeles Unified School District GO
5.75%, 07/01/14 (NPFGC)	525	542,073
Series A-1
5.50%, 07/01/17 (FGIC)	480	562,085
5.50%, 07/01/18 (FGIC)	1,190	1,427,548
Series I
5.00%, 07/01/14	2,000	2,056,720
Series KY
5.00%, 07/01/14	1,050	1,079,778

242

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Metropolitan Water District of Southern California RB Water Revenue
Series B-3
5.00%, 10/01/29 (PR 10/01/14) (NPFGC)	$810	$842,570
Series C
5.00%, 07/01/17	1,000	1,156,780
New Haven Unified School District GO
5.00%, 08/01/18 (AGM)	200	232,410
Sacramento County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 12/01/35 (PR 12/01/14) (AMBAC)	1,300	1,362,634
Sacramento Municipal Utility District RB Electric Power & Light Revenues Series U
5.00%, 08/15/17(AGM)	100	115,013
San Diego Public Facilities Financing Authority RB Sewer Revenue
Series B
5.00%, 05/15/15	375	401,220
5.00%, 05/15/16	500	555,795
San Diego Unified School District GO Series F
5.00%, 07/01/28 (PR 07/01/14) (AGM)	225	231,408
San Joaquin Hills Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/01/17(ETM)	200	194,588
Southern California Public Power Authority RB Electric Power & Light Revenues
0.00%, 07/01/15(NPFGC)	500	494,250
Series A
5.50%, 01/01/14(AGM)	800	803,832
State of California GO
3.00%, 09/01/16	1,645	1,759,262
4.00%, 08/01/14	1,000	1,025,680
4.00%, 04/01/15	300	315,090
4.00%, 08/01/15	725	770,168
4.00%, 10/01/15	325	347,094
4.00%, 04/01/17	300	332,568
4.00%, 12/01/27 (Call 06/01/17)	1,500	1,645,410
4.25%, 04/01/16	645	702,753
5.00%, 03/01/14	2,155	2,181,765
5.00%, 03/01/14 (NPFGC-FGIC)	500	506,210
5.00%, 05/01/14	500	510,225
5.00%, 08/01/14	570	588,468
5.00%, 09/01/14	1,650	1,710,010
5.00%, 02/01/15	300	316,686
5.00%, 03/01/15	1,180	1,250,222
5.00%, 04/01/15	1,680	1,786,478
5.00%, 06/01/15	200	214,220
5.00%, 11/01/15	3,045	3,317,619
5.00%, 03/01/16	300	330,957
5.00%, 04/01/16	215	237,947
5.00%, 06/01/16(XLCA)	1,000	1,113,770
5.00%, 08/01/16	200	224,144
5.00%, 09/01/16	1,000	1,124,160
5.00%, 10/01/16	1,000	1,127,590
5.00%, 11/01/16(AMBAC)	790	893,482
5.00%, 12/01/16	250	283,598
5.00%, 02/01/17	2,000	2,270,980
5.00%, 03/01/17 (Call 03/01/15)	2,000	2,194,130
5.00%, 04/01/17	1,750	1,996,382
5.00%, 09/01/17	1,000	1,153,050
5.00%, 10/01/17	300	346,614
5.00%, 02/01/18	3,905	4,530,308
5.00%, 04/01/18	2,000	2,328,260

Security	Principal (000s)	Value

5.00%, 02/01/29 (PR 02/01/14)	$600	$605,016
5.00%, 02/01/33 (PR 02/01/14)	1,965	1,981,427
5.13%, 02/01/28 (PR 02/01/14)	250	252,143
5.25%, 02/01/14 (Call 12/30/13)	45	45,192
5.25%, 04/01/29 (PR 04/01/14)	1,000	1,017,270
5.50%, 04/01/18	1,600	1,896,400
5.50%, 04/01/28 (PR 04/01/14)	500	509,060
5.50%, 04/01/30 (PR 04/01/14)	2,400	2,443,488
6.00%, 02/01/18 (AMBAC)	1,245	1,497,287
Series A
4.00%, 07/01/16	455	496,896
5.00%, 07/01/15 (PR 07/01/14)	4,365	4,489,315
5.00%, 07/01/15 (Call 07/01/14) (NPFGC)	1,765	1,816,485
5.00%, 07/01/16	1,095	1,223,389
5.00%, 07/01/17	1,000	1,153,310
5.00%, 07/01/18	1,500	1,766,280
5.25%, 07/01/14 (ETM)	1,210	1,246,167
5.25%, 07/01/14	1,260	1,297,813
5.25%, 07/01/14 (NPFGC-FGIC)	2,775	2,858,278
Series B
3.50%, 07/01/23 (PR Call 07/01/14)	600	611,538
5.00%, 07/01/23 (PR Call 07/01/14)	3,000	3,084,150
University of California Regents RB College & University Revenue
Series AF
5.00%, 05/15/15	2,500	2,676,350
5.00%, 05/15/18	750	884,640
Series J
5.00%, 05/15/14 (NPFGC)	825	843,546

		128,033,785
COLORADO — 0.91%
Colorado Department of Transportation RB Highway Revenue Tolls
5.00%, 12/15/16	1,000	1,132,440
Series B
5.00%, 12/15/13 (NPFGC-FGIC)	410	410,890
5.00%, 12/15/15	1,560	1,706,874
Colorado Department of Transportation RB Transit Revenue Series B
5.50%, 06/15/15 (NPFGC)	800	864,144
E-470 Public Highway Authority RB Highway Revenue Tolls Series B
0.00%, 09/01/16 (NPFGC)	130	122,360
Regional Transportation District RB Sales Tax Revenue
Series A
5.00%, 11/01/31 (PR 11/01/16) (AMBAC)	500	564,610
5.00%, 11/01/36 (PR 11/01/16) (AMBAC)	1,655	1,868,859

		6,670,177
CONNECTICUT — 2.22%
State of Connecticut GO
Series A
2.00%, 10/15/15	1,500	1,547,655
3.50%, 01/01/16 (PR 01/01/14)	500	501,480
5.00%, 01/01/14	3,615	3,630,617
5.00%, 01/01/16	1,500	1,643,055
5.00%, 10/15/18	1,000	1,174,900

243

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Series B
5.00%, 12/01/15 (Call 06/01/14) (NPFGC)	$250	$256,190
5.00%, 05/01/17	1,045	1,193,912
Series C
4.00%, 06/01/15	2,010	2,123,565
5.00%, 12/01/15	500	546,685
5.00%, 04/01/22 (PR 04/01/14) (NPFGC-FGIC)	150	152,463
5.50%, 12/15/14	790	834,019
Series D
5.00%, 01/01/14	1,000	1,004,340
State of Connecticut ST Sales Tax Revenue
Series 1
5.00%, 02/01/14	515	519,331
5.00%, 02/01/16	335	367,934
5.00%, 02/01/17	360	408,704
5.00%, 02/01/18	300	348,183

		16,253,033
DELAWARE — 0.22%
State of Delaware GO
Series 2009C
5.00%, 10/01/15	285	309,598
5.00%, 10/01/16	1,125	1,268,708

		1,578,306
DISTRICT OF COLUMBIA — 0.07%
District of Columbia GO Series B
5.00%, 06/01/17 (AMBAC)	455	518,254

		518,254
FLORIDA—2.01%
City of Gainesville RB Multiple Utility Revenue Series A
5.00%, 10/01/35 (PR 10/01/15) (AGM)	2,025	2,198,806
County of Miami-Dade RB Water & Sewer Revenue Series B
5.00%, 10/01/14 (AGM)	1,000	1,040,150
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
5.00%, 07/01/14	180	185,121
5.00%, 07/01/15	1,945	2,086,421
5.00%, 07/01/16	1,350	1,495,179
Florida State Board of Education GO
Series A
5.00%, 01/01/15	570	599,743
5.00%, 06/01/16	1,000	1,113,140
5.00%, 06/01/17	475	545,718
Florida State Board of Education RB Miscellaneous Revenue
Series C
5.00%, 07/01/16	1,035	1,153,797
Series E
5.00%, 07/01/17	540	619,574
Florida State Turnpike Authority RB Highway Revenue Series A
5.00%, 07/01/14	75	77,136

Security	Principal (000s)	Value

JEA St. Johns River Power Park System RB Electric Power & Light Revenues Series 23
5.00%, 10/01/15	$1,000	$1,084,820
State of Florida GO
Series A
5.00%, 06/01/14	350	358,603
Series B
5.00%, 06/01/14	1,025	1,050,194
Tampa Bay Water RB Utility System Revenue Series A
5.00%, 10/01/16	1,000	1,124,560

		14,732,962
GEORGIA — 2.15%
City of Atlanta RB Port Airport & Marina Revenue Series B
5.00%, 01/01/15	500	525,865
Georgia State Road & Tollway Authority RB Federal Grant Revenue Series A
5.00%, 06/01/17	1,000	1,144,020
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue Series A
5.00%, 06/01/16	500	554,845
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/14 (NPFGC)	1,000	1,024,320
5.00%, 06/01/16 (NPFGC)	230	255,413
Georgia State Road & Tollway Authority RB Miscellaneous Taxes Series A
5.00%, 06/01/17	530	606,331
Gwinnett County School District GO
4.50%, 10/01/17	250	285,510
Series A
4.00%, 10/01/16	1,000	1,099,270
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues Series B
5.00%, 01/01/16	100	109,076
State of Georgia GO
5.00%, 08/01/20 (PR 08/01/17)	350	404,239
Series A
5.00%, 09/01/19 (PR 09/01/15)	200	216,420
Series B
4.50%, 03/01/21 (PR 03/01/16)	250	272,835
5.00%, 10/01/14	2,500	2,601,400
Series C
5.50%, 07/01/14	1,000	1,031,480
5.50%, 07/01/16 (PR 07/01/14)	105	108,299
5.50%, 07/01/16 (Call 07/01/14)	1,265	1,303,469
Series E
5.00%, 08/01/16	305	341,801
5.00%, 08/01/19 (PR 08/01/17)	770	889,327
5.00%, 08/01/21 (PR 08/01/17)	600	692,982
Series E-2
4.00%, 09/01/16	1,200	1,316,052
Series I
5.00%, 07/01/18	825	970,241

		15,753,195
HAWAII — 0.80%
State of Hawaii GO
Series DG
5.00%, 07/01/14 (AMBAC)	1,160	1,193,176

244

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

5.00%, 07/01/16 (Call 07/01/15) (AMBAC)	$575	$617,458
Series DT
5.00%, 11/01/17	300	348,192
Series DY
5.00%, 02/01/18	500	581,195
Series DZ
5.00%, 12/01/16	1,000	1,131,600
5.00%, 12/01/17	500	581,560
Series EA
5.00%, 12/01/16	250	282,900
Series EF
5.00%, 11/01/17	1,000	1,160,640

		5,896,721
ILLINOIS — 5.54%
City of Chicago GO
Series A
5.00%, 01/01/15 (AGM)	545	567,574
5.00%, 01/01/34 (PR 01/01/14) (AGM)	2,310	2,319,979
City of Chicago RB Port Airport & Marina Revenue
Series B
5.00%, 01/01/17	270	303,383
5.00%, 01/01/18	1,000	1,138,720
5.25%, 01/01/14 (NPFGC-FGIC)	500	502,230
5.25%, 01/01/15 (NPFGC-FGIC)	750	789,562
Illinois State Toll Highway Authority RB Highway Revenue Tolls
Series A
5.50%, 01/01/14 (AGM)	700	703,220
5.50%, 01/01/15 (AGM)	500	528,015
Series A-1
5.00%, 01/01/26 (PR 07/01/16) (AGM)	1,000	1,116,150
Series A-2
5.00%, 01/01/27 (PR 07/01/16) (AGM)	4,050	4,520,407
5.00%, 01/01/28 (PR 07/01/16) (AGM)	2,075	2,316,011
5.00%, 01/01/31 (PR 07/01/16) (AGM)	1,035	1,155,215
Series B
5.00%, 12/01/17	1,000	1,146,020
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
0.00%, 06/15/15 (ETM) (NPFGC-FGIC)	275	273,237
0.00%, 06/15/15 (NPFGC-FGIC)	305	299,107
Metropolitan Water Reclamation District of Greater Chicago GO
5.00%, 12/01/35 (PR 12/01/16)	1,830	2,071,908
Metropolitan Water Reclamation District of Greater Chicago GOL
5.00%, 12/01/33 (PR 12/01/16)	1,100	1,245,409
State of Illinois GO
4.00%, 04/01/15	290	301,383
4.00%, 07/01/15	1,000	1,045,560
4.00%, 07/01/18	100	106,735
5.00%, 01/01/15	500	521,715
5.00%, 01/01/17	1,000	1,091,300
5.00%, 01/01/17 (AGM)	1,000	1,096,980
5.00%, 01/01/18	1,310	1,446,712
First Series
5.50%, 08/01/14 (NPFGC)	860	887,950
5.50%, 08/01/15 (XLCA-ICR, NPFGC)	370	396,770

Security	Principal (000s)	Value

Series B
5.00%, 01/01/14	$1,000	$1,003,990
5.00%, 03/01/14	370	374,203
State of Illinois RB Federal Grant Revenue
Series A
5.00%, 06/15/15	1,500	1,606,680
Series B
5.00%, 06/15/17 (Call 12/15/16)	1,500	1,682,175
5.00%, 12/15/17 (Call 12/15/16)	500	560,550
State of Illinois RB Miscellaneous Revenue Series A
5.00%, 12/15/15	1,000	1,092,220
State of Illinois RB Sales Tax Revenue
4.00%, 06/15/15	3,000	3,166,530
5.00%, 06/15/14	150	153,890
5.00%, 06/15/15	500	535,445
5.00%, 06/15/16	500	554,040
5.00%, 06/15/17	680	772,086
State of Illinois Unemployment Compensation Trust Fund RB Appropriations Series B
5.00%, 06/15/18 (Call 12/15/16)	1,080	1,204,146

		40,597,207
INDIANA — 0.43%
Indiana Finance Authority RB Miscellaneous Revenue Series A
5.00%, 02/01/16	775	851,539
Indiana Finance Authority RB Sewer Revenue Series C
3.00%, 10/01/16	1,000	1,055,900
Indiana Finance Authority RB Water Revenue Series A
4.00%, 02/01/16	265	285,689
Indianapolis Local Public Improvement Bond Bank RB Water Revenue Series A
5.45%, 01/01/35 (PR 07/01/17)	850	992,205

		3,185,333
KANSAS — 0.08%
Kansas State Department of Transportation RB Highway Revenue Tolls Series A
5.00%, 09/01/16	500	561,880

		561,880
KENTUCKY — 0.20%
Kentucky State Property & Buildings Commission RB Lease Appropriation
5.00%, 08/01/22 (PR 08/01/15) (AGM)	100	107,819
5.25%, 10/01/14 (AGM)	250	260,490
5.25%, 10/01/15 (AGM)	500	544,140
5.25%, 10/01/16 (AGM)	510	575,413

		1,487,862
LOUISIANA — 0.73%
State of Louisiana GO
Series A
5.00%, 08/01/14 (NPFGC)	250	258,153
5.00%, 08/01/15 (NPFGC)	2,225	2,400,708

245

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

5.00%, 10/15/18 (PR 10/15/14) (AMBAC)	$1,430	$1,490,303
5.25%, 08/01/16 (Call 08/01/15) (NPFGC)	750	811,365
State of Louisiana RB Fuel Sales Tax Revenue Series A
5.00%, 05/01/35 (PR 05/01/15) (NPFGC-FGIC)	380	405,460

		5,365,989
MARYLAND — 4.00%
County of Montgomery GO Series A
5.00%, 07/01/15	500	537,635
Maryland State Department of Transportation RB Miscellaneous Taxes
5.00%, 05/01/14	360	367,384
5.00%, 03/01/17	1,000	1,138,890
5.00%, 05/01/17 (PR 05/01/14)	1,310	1,336,737
Maryland State Department of Transportation RB Transit Revenue
5.00%, 05/01/16	1,000	1,110,430
Maryland State Transportation Authority RB Grant & Revenue Anticipation
5.25%, 03/01/18	1,340	1,573,080
Maryland State Transportation Authority RB Miscellaneous Revenue
5.00%, 03/01/14	425	430,253
5.25%, 03/01/16	240	265,728
5.25%, 03/01/17	280	321,138
State of Maryland GO
5.00%, 02/15/17 (PR 02/15/15)	1,100	1,163,591
5.00%, 03/01/18	2,000	2,336,220
First Series
5.00%, 03/01/15	2,645	2,803,779
5.00%, 08/01/16 (PR 08/01/14)	675	696,910
5.00%, 03/15/17	390	445,778
5.00%, 03/15/22 (PR 03/15/17)	810	923,797
First Series A
5.00%, 02/15/19 (PR 02/15/15)	260	275,031
5.25%, 03/01/16	250	277,278
Second Series
5.00%, 08/01/14	585	604,042
5.00%, 07/15/15	400	430,804
5.00%, 08/01/16	1,875	2,101,237
5.00%, 07/15/17	1,500	1,731,300
5.00%, 07/15/18	1,000	1,176,930
5.00%, 08/01/19 (PR 08/01/16)	250	279,882
Second Series A
4.00%, 08/01/15	150	159,345
5.00%, 08/01/14	1,000	1,032,550
5.00%, 08/01/15	700	755,279
5.00%, 08/01/17 (PR 08/01/15)	1,875	2,021,606
Second Series B
5.00%, 08/01/14	1,700	1,755,335
Second Series E
4.00%, 08/01/14	100	102,583
5.00%, 08/01/16	1,000	1,120,660

		29,275,212
MASSACHUSETTS — 9.00%
Commonwealth of Massachusetts GO
Series A
5.00%, 08/01/14	3,070	3,169,806

Security	Principal (000s)	Value

5.00%, 03/01/21 (PR 03/01/15) (AGM)	$450	$476,820
5.00%, 03/01/22 (PR 03/01/15)	1,325	1,403,970
5.00%, 03/01/23 (PR 03/01/15) (AGM)	575	609,270
5.00%, 03/01/24 (PR 03/01/15) (AGM)	400	423,840
5.00%, 03/01/25 (PR 03/01/15)	500	529,800
Series B
5.00%, 11/01/14	460	480,406
5.00%, 08/01/15	435	469,517
Series C
5.00%, 09/01/22 (PR 09/01/15)	775	838,627
5.50%, 12/01/17 (AGM)	1,720	2,036,600
Series D
4.75%, 08/01/25 (PR 08/01/16)	1,250	1,391,475
5.00%, 08/01/21 (PR 08/01/16)	2,055	2,301,210
5.00%, 08/01/22 (PR 08/01/16)	715	800,664
Series E
5.00%, 11/01/24 (PR 11/01/16) (AMBAC)	265	299,410
Commonwealth of Massachusetts GOL
Series A
5.00%, 08/01/16	1,500	1,678,860
5.00%, 04/01/18	1,000	1,168,400
Series B
5.00%, 08/01/18	1,000	1,177,510
5.00%, 08/01/23 (PR 08/01/14)	2,200	2,271,192
5.25%, 08/01/16	500	562,935
Series C
5.00%, 01/01/15	2,000	2,103,680
5.00%, 05/01/16	1,025	1,137,227
5.00%, 09/01/16 (Call 09/01/15)	715	772,472
5.00%, 09/01/21 (PR 09/01/15)	715	773,701
5.00%, 09/01/24 (PR 09/01/15)	500	541,050
5.00%, 09/01/25 (PR 09/01/15)	1,630	1,763,823
5.50%, 11/01/14 (NPFGC-FGIC)	1,410	1,479,034
5.50%, 11/01/15	575	632,534
Series D
5.50%, 11/01/16	500	571,850
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.50%, 06/01/15 (NPFGC-FGIC)	1,480	1,595,129
5.50%, 06/01/16 (NPFGC-FGIC)	250	280,928
Commonwealth of Massachusetts RB Miscellaneous Taxes
5.00%, 01/01/34 (PR 01/01/14) (FGIC)	550	552,370
Commonwealth of Massachusetts SO Miscellaneous Revenue
5.00%, 12/15/13 (AGM)	350	350,760
5.00%, 12/15/14 (AGM)	340	356,922
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
4.75%, 07/01/34 (PR 07/01/15)	1,300	1,391,845
5.00%, 07/01/31 (PR 07/01/15)	2,065	2,219,070
5.00%, 07/01/34 (PR 07/01/14)	2,400	2,468,352
5.25%, 07/01/17 (PR 07/01/14)	500	514,975
Series C
5.00%, 07/01/34 (PR 07/01/18)	1,000	1,175,800
5.50%, 07/01/15	1,450	1,570,872
5.50%, 07/01/16	1,005	1,136,042
5.50%, 07/01/18	1,700	2,039,371

246

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Massachusetts Municipal Wholesale Electric Co. RB Miscellaneous Revenue Series A
5.00%, 07/01/15	$375	$402,203
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
5.00%, 08/15/14 (AGM)	1,530	1,582,494
5.00%, 08/15/15 (AGM)	390	421,122
5.00%, 08/15/22 (PR 08/15/15) (AGM)	5,000	5,400,550
Series B
5.00%, 08/15/17	500	577,125
Massachusetts State Department of Transportation RB Highway Revenue Tolls
Series B
5.00%, 01/01/14	1,000	1,004,320
5.00%, 01/01/15	1,000	1,051,730
5.00%, 01/01/17	370	417,682
Massachusetts Water Pollution Abatement Trust RB Water Revenue
5.25%, 08/01/17	1,000	1,164,670
Series A
5.25%, 08/01/14	535	553,345
5.25%, 08/01/15	1,000	1,083,140
5.25%, 08/01/16	250	281,825
Massachusetts Water Resources Authority RB General Revenue Series A
4.00%, 08/01/17	1,000	1,118,050
Massachusetts Water Resources Authority RB Water Revenue
Series A
5.00%, 08/01/31 (PR 08/01/16) (AMBAC)	2,000	2,239,620
Series J
5.25%, 08/01/16	1,000	1,125,250

		65,941,245
MICHIGAN — 0.72%
Michigan Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/14	1,000	1,028,290
5.00%, 07/01/16	500	557,800
5.00%, 01/01/17	1,000	1,133,800
5.00%, 07/01/17	1,250	1,438,037
Michigan Municipal Bond Authority RB Water Revenue
5.50%, 10/01/16	1,000	1,137,100

		5,295,027
MINNESOTA — 1.95%
Minnesota Public Facilities Authority RB Water Revenue Series B
5.00%, 03/01/18	660	770,953
Southern Minnesota Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.25%, 01/01/14 (AMBAC)	125	125,568
5.25%, 01/01/15 (AMBAC)	1,020	1,075,070
5.25%, 01/01/17	715	810,474
State of Minnesota GO
5.00%, 08/01/14	500	516,275
5.00%, 10/01/15	500	543,155
5.00%, 08/01/16	775	868,069
5.00%, 08/01/17	1,635	1,888,163
Series A
5.00%, 08/01/15	1,000	1,078,970
5.00%, 10/01/15	1,075	1,167,783

Security	Principal (000s)	Value

5.00%, 10/01/16	$1,000	$1,126,830
Series D
5.00%, 08/01/14	1,300	1,342,315
5.00%, 08/01/15	200	215,794
Series F
5.00%, 10/01/18	1,000	1,179,400
Series H
5.00%, 11/01/14	400	417,820
State of Minnesota RB Lease Appropriation Series B
5.00%, 03/01/17	1,000	1,138,830

		14,265,469
MISSISSIPPI — 0.17%
State of Mississippi GO
Series A
5.25%, 11/01/14	150	156,994
5.50%, 12/01/15	1,000	1,102,050

		1,259,044
MISSOURI — 0.39%
Missouri Highway & Transportation Commission RB Fuel Sales Tax Revenue
5.00%, 02/01/18	250	291,480
Missouri Highway & Transportation Commission RB Highway Revenue Tolls
5.00%, 02/01/14	660	665,537
5.00%, 05/01/16	500	554,960
Series A
5.00%, 05/01/14	525	535,768
Missouri Highway & Transportation Commission RB Sales Tax Revenue
5.00%, 05/01/17	690	789,671

		2,837,416
NEBRASKA — 0.33%
Nebraska Public Power District RB Electric Power & Light Revenues Series B
5.00%, 01/01/14	500	502,175
Omaha Public Power District RB Electric Power & Light Revenues
Series A
5.00%, 02/01/16	1,000	1,099,910
5.00%, 02/01/34 (PR 02/01/14)	800	806,688

		2,408,773
NEVADA — 1.52%
Clark County RB Port Airport & Marina Revenue Series D
5.00%, 07/01/16	90	99,851
Clark County School District GOL
Series A
4.00%, 06/15/16 (AMBAC)	1,000	1,085,290
5.00%, 06/15/16 (Call 06/15/14) (AGM)	400	410,008
Series C
5.00%, 06/15/22 (PR 12/15/15) (AGM)	560	612,814
5.00%, 06/15/23 (PR 12/15/15) (AGM)	2,100	2,298,051
Series D
5.00%, 06/15/23 (PR 12/15/14) (NPFGC)	450	472,495

247

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

State of Nevada GOL Series A
5.00%, 02/01/15	$1,000	$1,055,750
State of Nevada RB Miscellaneous Revenue
5.00%, 06/01/16	2,500	2,778,200
5.00%, 12/01/17	2,000	2,323,660

		11,136,119
NEW JERSEY — 6.99%
Garden State Preservation Trust RB Sales Tax Revenue Series C
5.13%, 11/01/16 (AGM)	1,250	1,414,625
New Jersey Building Authority RB Lease Appropriation Series A
5.00%, 06/15/17	750	852,682
New Jersey Economic Development Authority RB Miscellaneous Revenue
Series A
5.00%, 05/01/18	1,125	1,298,475
5.25%, 07/01/15 (Call 07/01/14) (NPFGC)	1,000	1,029,070
Series DD
5.00%, 12/15/16	1,000	1,128,600
5.00%, 12/15/17	1,050	1,210,650
Series EE
5.00%, 09/01/15	1,000	1,080,870
5.00%, 09/01/17	1,500	1,717,395
5.00%, 09/01/18	1,000	1,160,200
Series GG
5.00%, 09/01/17 (SAP)	795	910,219
Series W
5.00%, 03/01/16	1,670	1,835,497
5.00%, 03/01/17	520	587,574
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/15	590	624,657
5.00%, 06/15/16	500	544,740
5.00%, 06/15/18	250	279,292
5.38%, 06/15/15 (ETM)	800	862,720
5.50%, 06/15/16 (ETM)	200	225,508
5.75%, 06/15/29 (PR 06/15/14)	4,250	4,379,285
New Jersey Educational Facilities Authority RB College & University Revenue Series B
4.50%, 07/01/37 (PR 07/01/16)	675	744,727
New Jersey Highway Authority RB Highway Revenue
5.50%, 01/01/15 (ETM) (FGIC, GOI)	250	264,348
New Jersey State Turnpike Authority RB Highway Revenue Tolls Series A
6.00%, 01/01/14 (ETM) (NPFGC)	1,225	1,231,382
New Jersey Transit Corp. COP Lease Appropriation Series A
5.25%, 09/15/14 (AMBAC)	520	539,547
New Jersey Transit Corp. COP Lease Revenue Series A
5.50%, 09/15/14 (AMBAC)	700	727,699
New Jersey Transportation Trust Fund Authority RB Appropriations Series A
5.00%, 06/15/18	1,000	1,155,810
New Jersey Transportation Trust Fund Authority RB Fuel Sales Tax Revenue
Series B
5.25%, 12/15/15 (AMBAC)	1,010	1,107,839

Security	Principal (000s)	Value

5.25%, 12/15/16 (PR 12/15/15) (NPFGC)	$550	$605,022
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.25%, 12/15/13 (NPFGC)	705	706,607
5.75%, 06/15/15 (ETM)	200	216,836
New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue
Series B
4.00%, 06/15/14	150	153,132
5.25%, 12/15/13 (NPFGC-FGIC)	200	200,456
5.25%, 12/15/14 (NPFGC)	1,125	1,184,175
5.50%, 12/15/16 (NPFGC)	1,450	1,656,842
New Jersey Transportation Trust Fund Authority RB Transit Revenue
5.00%, 06/15/19 (PR 06/15/15) (AGM)	145	155,531
Series A
5.50%, 12/15/13 (AMBAC)	425	426,016
5.50%, 12/15/14 (AMBAC)	1,000	1,055,200
5.50%, 12/15/15 (AMBAC)	800	881,560
5.50%, 12/15/16 (AGM)	500	571,325
Series C
5.25%, 06/15/15 (ETM) (NPFGC)	1,950	2,099,136
5.25%, 06/15/16 (PR 06/15/15) (FGIC)	135	145,325
5.25%, 06/15/17 (PR 06/15/15) (NPFGC)	1,505	1,620,102
5.25%, 06/15/18 (PR 06/15/15) (FGIC)	785	845,037
5.50%, 12/15/15 (AGM)	400	440,952
5.50%, 12/15/16 (AGM)	375	428,494
5.50%, 12/15/17	1,505	1,764,944
Series D
5.00%, 06/15/16 (PR 06/15/15) (AGM)	1,000	1,072,630
5.00%, 06/15/17 (PR 06/15/15) (AMBAC)	2,000	2,145,260
State of New Jersey GO
5.00%, 08/01/15	660	712,061
Series H
5.25%, 07/01/14	1,175	1,210,579
5.25%, 07/01/15	500	539,580
5.25%, 07/01/16	500	561,845
Series L
5.25%, 07/15/15 (AMBAC)	1,265	1,367,440
5.25%, 07/15/17 (AMBAC)	1,300	1,506,505

		51,186,003
NEW MEXICO — 0.99%
New Mexico Finance Authority RB Federal Grant Revenue
5.00%, 06/15/18	2,000	2,346,180
New Mexico Finance Authority RB Fuel Sales Tax Revenue
Series A
5.13%, 06/15/17 (PR 06/15/14)	800	821,616
5.25%, 06/15/15 (NPFGC)	100	107,711
5.25%, 06/15/19 (PR 06/15/14) (NPFGC)	700	719,390
5.25%, 06/15/21 (PR 06/15/14) (NPFGC)	3,150	3,237,255

		7,232,152

248

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

NEW YORK — 15.85%
City of New York GO
5.00%, 08/01/18	$1,250	$1,458,275
Series A-1
4.00%, 08/01/14	400	410,284
5.00%, 08/01/14	2,665	2,751,959
5.00%, 08/15/16	795	891,163
Series B
5.00%, 08/01/14	1,030	1,063,609
5.00%, 08/01/15	2,500	2,696,925
5.00%, 08/01/18	2,465	2,875,718
Series B-1
5.00%, 09/01/15	500	541,105
Series C
5.00%, 08/01/14	295	304,626
5.00%, 08/01/14 (ETM) (CIFG)	80	82,595
5.00%, 08/01/14 (CIFG)	195	201,308
5.00%, 08/01/16	940	1,052,180
5.00%, 08/01/17	1,000	1,148,810
5.25%, 08/01/16	350	394,289
Series D
5.00%, 08/01/15	125	134,846
Series E
4.00%, 08/01/14	400	410,284
5.00%, 08/01/15	1,055	1,138,103
Series F-1
5.00%, 09/01/16 (Call 09/01/15)	235	253,889
5.25%, 09/01/14 (ETM)	10	10,383
5.25%, 09/01/14	280	290,772
Series G
5.00%, 08/01/14	1,500	1,548,945
5.00%, 08/01/15	1,010	1,089,558
Series I
5.00%, 08/01/14	350	361,421
5.00%, 08/01/16	1,200	1,343,208
5.00%, 08/01/17	1,300	1,493,453
5.00%, 08/01/18	1,400	1,633,268
Series I-1
5.00%, 08/01/16	1,000	1,119,340
5.00%, 02/01/17	365	412,997
5.00%, 08/01/17	1,150	1,321,131
5.00%, 08/01/18	1,295	1,510,773
Long Island Power Authority RB Electric Power & Light Revenues
Series A
5.00%, 05/01/14	500	509,660
5.00%, 05/01/15	1,500	1,590,015
5.50%, 12/01/13 (ETM) (AGM)	300	300,087
Series B
5.25%, 12/01/13	500	500,140
Metropolitan Transportation Authority RB Fuel Sales Tax Revenue
Series A
4.75%, 04/01/28 (PR 10/01/15) (FGIC)	2,760	2,984,774
5.00%, 04/01/23 (PR 10/01/15)	325	352,957
5.00%, 04/01/29 (PR 10/01/14) (AGM)	3,300	3,433,122
5.25%, 04/01/23 (PR 10/01/14) (AGM)	1,075	1,120,612
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series A
5.75%, 01/01/18 (SAP)	385	454,015
Series B
5.50%, 01/01/14 (NPFGC)	750	753,570

Security	Principal (000s)	Value

Series D
5.00%, 11/15/17	$215	$247,856
Metropolitan Transportation Authority RB Transit Revenue
Series A
5.50%, 11/15/14 (AMBAC)	2,430	2,553,395
Series B
5.00%, 11/15/25 (PR 11/15/15) (AMBAC)	650	709,455
Series D
4.00%, 11/15/15	500	535,040
5.00%, 11/15/16	1,000	1,125,920
Series F
5.00%, 11/15/17	500	576,410
New York City Municipal Water Finance Authority RB Sewer Revenue Series B
5.00%, 06/15/14 (ETM) (AGM)	340	348,956
New York City Municipal Water Finance Authority RB Water Revenue
Series EE
5.00%, 06/15/16	410	456,892
5.00%, 06/15/17	200	230,146
New York City Transitional Finance Authority RB Income Tax Revenue
Series A
5.00%, 11/01/16	750	846,292
5.00%, 11/01/17	775	899,225
Series A-1
5.00%, 11/01/14	620	647,503
Series B
5.00%, 11/01/15 (ETM)	235	255,440
5.00%, 11/01/15	570	620,998
5.00%, 02/01/16	1,900	2,086,941
Series D
5.00%, 11/01/15 (ETM)	100	108,698
5.00%, 11/01/15	815	887,918
Series E
5.00%, 11/01/15	1,000	1,089,470
5.00%, 11/01/17	200	232,058
5.00%, 11/01/18	1,000	1,176,000
New York City Transitional Finance Authority RB Miscellaneous Taxes
5.00%, 11/01/15	1,255	1,367,285
Series A-1
5.00%, 11/01/14	675	704,943
New York City Transitional Finance Authority RB Sales Tax Revenue Series A-2
5.00%, 11/01/17 (Call 11/01/15)	605	657,133
New York City Trust for Cultural Resources RB Miscellaneous Revenue Series C
5.75%, 12/01/16	275	313,302
New York Local Government Assistance Corp. RB Sales Tax Revenue
Series A
5.00%, 04/01/15	1,285	1,367,523
Series C
0.00%, 04/01/14 (GOI)	1,000	999,190
New York Municipal Bond Bank Agency RB Miscellaneous Revenue Series A
4.00%, 12/01/15 (SAW)	2,750	2,948,935
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/15	300	321,933
5.00%, 07/01/16	385	427,504

249

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

Series A
4.00%, 05/15/18	$1,000	$1,114,620
5.50%, 05/15/17 (NPFGC-FGIC)	275	318,159
New York State Dormitory Authority RB Income Tax Revenue
Series A
5.00%, 03/15/16	555	612,676
5.00%, 02/15/17	1,000	1,138,620
Series B
5.00%, 03/15/15	2,250	2,389,342
Series C
5.00%, 03/15/15	1,240	1,316,793
Series D
5.00%, 06/15/16	1,040	1,158,664
Series E
5.00%, 02/15/15	1,300	1,375,569
Series F
5.00%, 03/15/22 (PR 03/15/15) (AGM)	345	366,218
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15 (NPFGC-FGIC)	435	466,803
5.00%, 07/01/17	500	571,195
Series A
4.00%, 05/15/17	350	386,200
5.00%, 05/15/17	250	284,625
5.25%, 05/15/15	450	466,839
New York State Environmental Facilities Corp. RB Water Revenue
5.00%, 06/15/18	1,500	1,763,145
Series A
5.00%, 06/15/17	1,500	1,729,530
New York State Thruway Authority RB Highway Revenue Tolls
Series B
5.00%, 04/01/14 (AGM)	1,650	1,676,730
5.00%, 04/01/15 (AGM)	2,080	2,210,666
5.00%, 04/01/16 (Call 10/01/15) (NPFGC-FGIC)	1,590	1,723,862
Series F
5.00%, 01/01/16 (Call 01/01/15) (AMBAC)	1,000	1,048,910
Series H
5.00%, 01/01/17 (NPFGC)	325	366,775
New York State Thruway Authority RB Income Tax Revenue
Series A
5.00%, 03/15/16	1,330	1,468,214
5.00%, 03/15/17	190	216,879
New York State Thruway Authority RB Miscellaneous Revenue
5.00%, 04/01/14	240	243,888
5.00%, 04/01/15	365	387,878
5.00%, 04/01/17	720	821,110
Series A
4.00%, 04/01/14	200	202,562
4.00%, 04/01/15	265	278,072
Series B
5.00%, 04/01/15	780	829,109
5.00%, 04/01/16	1,395	1,541,810
5.00%, 04/01/18	1,710	1,988,285
New York State Urban Development Corp. RB Income Tax Revenue
5.00%, 12/15/17	400	465,884
Series A
5.00%, 03/15/16	2,025	2,235,438
5.00%, 03/15/17	455	519,369
5.00%, 03/15/18	1,850	2,151,624
Series A-1
5.00%, 12/15/16	1,085	1,230,108

Security	Principal (000s)	Value

New York State Urban Development Corp. RB Miscellaneous Revenue
Series B
5.00%, 01/01/15	$750	$789,052
5.00%, 01/01/17	170	192,241
Series D
5.00%, 01/01/14	285	286,237
5.00%, 01/01/15	2,250	2,367,157
5.00%, 01/01/16	510	558,190
5.25%, 01/01/17	200	227,692
State of New York GO
Series C
3.00%, 02/01/15	225	232,169
5.00%, 04/15/14	2,605	2,653,792
5.00%, 04/15/15	300	320,055
5.00%, 04/15/16 (Call 04/15/15)	1,000	1,065,200
Triborough Bridge & Tunnel Authority RB Highway Revenue Tolls
Series A
5.00%, 11/15/20 (PR 05/15/18) (GOI)	400	469,024
Series B
5.00%, 11/15/16	1,000	1,130,210
5.25%, 11/15/14 (GOI)	1,500	1,572,480
Series B3
5.00%, 11/15/38 (Call 11/15/15) (GOI)	500	543,420

		116,159,620
NORTH CAROLINA — 3.25%
City of Raleigh RB Water Revenue
5.00%, 03/01/31 (PR 03/01/14)	420	425,204
County of Mecklenburg GO Series C
5.00%, 03/01/15	2,140	2,268,464
County of Wake GO
4.50%, 03/01/24 (PR 03/01/17)	775	870,627
5.00%, 03/01/16	350	386,228
Series D
4.00%, 02/01/17	1,325	1,467,199
North Carolina Eastern Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 01/01/15	500	525,470
5.00%, 01/01/16	350	381,920
Series D
5.50%, 01/01/14	275	276,304
North Carolina Municipal Power Agency No. 1 RB Electric Power & Light Revenues
Series A
5.00%, 01/01/15	500	525,360
5.00%, 01/01/18	1,000	1,147,720
5.25%, 01/01/15	250	263,358
State of North Carolina GO
Series A
4.00%, 03/01/24 (PR 03/01/15)	620	648,780
5.00%, 03/01/14	400	404,976
5.00%, 03/01/15	2,325	2,464,570
5.00%, 03/01/16	1,400	1,544,914
5.00%, 09/01/16	285	320,354
5.00%, 03/01/17	1,445	1,649,713
Series B
5.00%, 04/01/14	1,320	1,341,754
5.00%, 04/01/16	1,585	1,754,563
5.00%, 06/01/18	1,000	1,174,130
Series E
5.00%, 05/01/18	2,400	2,813,232

250

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

State of North Carolina RB Transit Revenue
5.00%, 03/01/17	$1,000	$1,136,750

		23,791,590
OHIO — 0.49%
Cincinnati City School District GO
5.00%, 12/01/31 (PR 12/01/13) (AGM)	1,460	1,460,394
City of Columbus GO Series A
4.00%, 06/01/14	1,000	1,019,470
State of Ohio GO Series A
5.00%, 09/15/16	1,000	1,124,620

		3,604,484
OKLAHOMA — 0.28%
Oklahoma Capital Improvement Authority RB Appropriations Series C
1.00%, 06/01/14	150	150,626
Oklahoma Capital Improvement Authority RB Miscellaneous Revenue Series A
5.00%, 07/01/18	100	116,603
Oklahoma Turnpike Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/17	275	311,432
5.00%, 01/01/18	1,290	1,493,407

		2,072,068
OREGON — 0.53%
City of Portland RB Sewer Revenue
Series A
5.00%, 06/01/14 (NPFGC)	1,550	1,587,928
5.00%, 06/15/18	1,000	1,171,370
Tri-County Metropolitan Transportation District RB Miscellaneous Taxes
5.00%, 11/01/18 (Call 05/01/17)	1,000	1,133,060

		3,892,358
PENNSYLVANIA — 4.02%
City of Philadelphia RB Water & Wastewater Revenue
Series A
5.00%, 06/15/14	1,500	1,539,195
Series C
5.00%, 08/01/17 (AGM)	450	515,192
Commonwealth of Pennsylvania GO
5.00%, 07/01/15	725	779,208
First Series
4.00%, 06/01/14	940	958,358
4.00%, 09/01/16	750	821,805
5.00%, 07/01/18	400	468,948
Second Series
5.00%, 01/01/15	1,000	1,052,180
5.00%, 03/01/16	700	772,177
5.00%, 03/01/17	1,000	1,139,530
5.00%, 10/15/17	1,000	1,159,330
5.00%, 01/01/18 (PR 01/01/16)	500	547,245
5.00%, 01/01/19 (PR 01/01/16)	210	229,843
5.00%, 03/01/19 (PR 03/01/17)	310	353,664
5.00%, 01/01/21 (PR 01/01/16)	615	673,111

Security	Principal (000s)	Value

Series A
5.00%, 05/01/14	$1,000	$1,020,550
5.00%, 02/15/16	1,000	1,101,280
5.00%, 05/01/18	3,500	4,089,960
Third Series
5.00%, 09/01/14 (AGM)	2,600	2,695,186
5.00%, 07/15/17	225	259,124
5.38%, 07/01/16 (NPFGC)	720	810,763
5.38%, 07/01/17	355	413,106
5.38%, 07/01/17 (AGM)	500	581,840
Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/14	1,725	1,764,175
4.00%, 01/01/17	500	553,085
5.00%, 07/01/15	1,600	1,720,704
5.00%, 07/01/17	1,500	1,730,835
5.00%, 01/01/18	1,000	1,164,660
Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/16	500	555,465

		29,470,519
PUERTO RICO — 0.45%
Commonwealth of Puerto Rico GO
5.65%, 07/01/15 (NPFGC)	180	180,259
Series A
5.25%, 07/01/15	60	58,513
5.50%, 07/01/16 (NPFGC)	200	197,622
Government Development Bank for Puerto Rico RB Miscellaneous Revenue Series B
5.00%, 12/01/13	215	214,970
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series KK
5.50%, 07/01/15 (NPFGC)	500	499,790
Series OO
5.00%, 07/01/14 (NPFGC-FGIC)	230	229,660
Series RR
5.00%, 07/01/29 (PR 07/01/15) (AGC)	280	300,983
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series AA
5.50%, 07/01/16 (ETM)	255	288,249
Series K
5.00%, 07/01/45 (PR 07/01/15) (AGC-ICC)	300	322,482
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue Series C
5.50%, 07/01/14 (AMBAC)	980	976,678

		3,269,206
RHODE ISLAND — 0.03%
Rhode Island Economic Development Corp. SO Grant Anticipation
5.00%, 06/15/16 (NPFGC-FGIC)	200	221,402

		221,402
SOUTH CAROLINA — 1.10%
South Carolina State Public Service Authority RB Electric Power & Light Revenues
Series E
5.00%, 01/01/16	925	1,011,386
5.00%, 01/01/17	285	321,540

251

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

South Carolina State Public Service Authority RB Miscellaneous Revenue Series A
5.00%, 01/01/22 (PR 01/01/14) (AMBAC)	$2,995	$3,007,938
South Carolina Transportation Infrastructure Bank RB Transit Revenue Series B
5.25%, 10/01/14 (AMBAC)	2,000	2,084,480
State of South Carolina GO
Series A
4.00%, 06/01/14	1,000	1,019,470
5.00%, 06/01/18	555	651,642

		8,096,456
TENNESSEE — 1.67%
City of Memphis GO
5.00%, 10/01/15 (NPFGC)	500	542,670
5.25%, 10/01/17 (NPFGC)	400	467,032
City of Memphis RB Electric Power & Light Revenues
5.00%, 12/01/14	400	419,304
5.00%, 12/01/15	1,030	1,124,400
5.00%, 12/01/17	1,015	1,178,821
Series A
5.00%, 12/01/16 (PR 12/01/13) (NPFGC)	3,795	3,796,025
5.00%, 12/01/17 (PR 12/01/13) (NPFGC)	485	485,131
County of Shelby GO
Series A
5.00%, 04/01/14 (AMBAC)	495	503,172
5.00%, 04/01/14 (ETM) (AMBAC)	5	5,082
5.00%, 04/01/15 (AMBAC)	985	1,047,498
5.00%, 04/01/15 (ETM) (AMBAC)	15	15,951
Metropolitan Government of Nashville & Davidson County GO
5.00%, 01/01/23 (PR 01/01/18)	1,025	1,191,091
5.00%, 01/01/25 (PR 01/01/18)	280	325,371
State of Tennessee GO Series A
4.00%, 08/01/17	1,000	1,119,430

		12,220,978
TEXAS — 5.03%
City of Dallas GOL
Series A
5.00%, 02/15/18 (ETM)	5	5,827
5.00%, 02/15/18	1,970	2,294,498
City of Dallas RB Water Revenue
5.00%, 10/01/14 (AMBAC)	500	520,300
5.00%, 10/01/16 (AMBAC)	480	540,658
City of Houston GOL
Series A
5.00%, 03/01/17	1,250	1,424,850
5.00%, 03/01/18	1,000	1,163,640
5.38%, 03/01/15 (PR 03/01/14) (NPFGC)	200	202,670
City of Houston RB Sewer Revenue Series E
5.00%, 11/15/16	500	564,945

Security	Principal (000s)	Value

City of Houston RB Utility Revenue Series E
5.00%, 11/15/14	$1,950	$2,040,071
City of Houston RB Water Revenue Series A
5.25%, 05/15/14 (NPFGC)	1,300	1,330,602
City of San Antonio RB Electric Power & Light Revenues
5.00%, 02/01/16	500	549,840
5.00%, 02/01/18 (Call 02/01/17)	1,475	1,660,983
5.38%, 02/01/15	1,000	1,060,390
Series A
4.40%, 02/01/21 (PR 02/01/15)	525	550,421
5.00%, 02/01/25 (PR 02/01/16)	1,375	1,511,854
Clear Creek Independent School District GO Series B
1.00%, 02/15/35 (PR 08/14/17) (PSF, GTD)	1,400	1,492,904
Dallas-Fort Worth International Airport RB Port Airport & Marina Revenue Series A
5.00%, 11/01/16	285	320,175
Lower Colorado River Authority RB Electric Power & Light Revenues
5.00%, 05/15/15	250	266,840
5.25%, 01/01/15 (ETM)	865	911,995
North East Independent School District GO
5.00%, 08/01/33 (PR 08/01/14) (PSF)	2,250	2,322,990
North Texas Tollway Authority RB Highway Revenue Tolls
Series A
4.50%, 01/01/38 (PR 01/01/15) (AGM)	540	564,937
5.00%, 01/01/35 (PR 01/01/15) (AGM)	1,105	1,162,283
State of Texas GO
5.00%, 10/01/15	750	814,875
Series B
5.00%, 10/01/17	800	929,488
Texas Public Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/14	170	174,872
5.00%, 07/01/15	1,400	1,505,616
5.00%, 07/01/16 (Call 01/01/16)	1,000	1,097,220
5.00%, 07/01/17 (Call 01/01/16)	455	497,392
Texas State Transportation Commission RB Fuel Sales Tax Revenue
Series A
4.50%, 04/01/15	275	290,650
4.50%, 04/01/16	785	859,465
5.25%, 04/01/14	200	203,478
Texas State Transportation Commission RB Highway Revenue Tolls
5.00%, 04/01/14	500	508,275
5.00%, 04/01/16	1,955	2,163,168
Series A
5.00%, 04/01/17	250	285,665
Series B
1.25%, 08/15/42 (Call 02/15/15)	1,000	1,003,750
Texas Water Development Board RB Water Revenue Series B
5.00%, 07/15/17 (PR 07/15/14)	1,035	1,066,392
University of Texas System Board of Regents RB College & University Revenue
Series B
4.75%, 07/01/30 (PR 07/01/14)	1,000	1,027,010
5.00%, 08/15/18	1,675	1,971,023

		36,862,012

252

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Principal (000s)	Value

UTAH — 1.22%
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/14	$375	$385,691
5.00%, 07/01/18	2,250	2,620,305
State of Utah GO
Series A
5.00%, 07/01/14	1,000	1,028,540
5.00%, 07/01/15	1,000	1,075,270
5.00%, 07/01/17	895	1,031,873
5.00%, 07/01/20 (PR 07/01/18)	330	388,014
Series C
5.00%, 07/01/14	1,000	1,028,540
5.00%, 07/01/15	500	537,635
Utah Transit Authority RB Sales Tax Revenue
Series B
4.50%, 06/15/33 (PR 12/15/15) (AGM)	455	493,379
4.75%, 06/15/35 (PR 12/15/15) (AGM)	350	381,451

		8,970,698
VIRGINIA — 0.96%
County of Fairfax GO Series C
5.00%, 10/01/17	1,500	1,741,395
Virginia Commonwealth Transportation Board RB Miscellaneous Revenue
5.00%, 10/01/14	780	811,496
Virginia Public School Authority RB Miscellaneous Revenue
Series B
5.25%, 08/01/14	925	956,700
5.25%, 08/01/15	1,925	2,083,350
Series C
5.00%, 08/01/17 (SAW)	250	288,258
5.00%, 08/01/18	1,000	1,174,190

		7,055,389
WASHINGTON — 3.00%
City of Seattle RB Electric Power & Light Revenues Series B
5.00%, 02/01/15	1,250	1,319,700
County of King RB Sewer Revenue Series B
5.00%, 01/01/16	1,000	1,096,250
Energy Northwest RB Electric Power & Light Revenues
Series A
5.00%, 07/01/14	900	925,740
5.00%, 07/01/15	435	467,525
5.00%, 07/01/17	1,500	1,725,645
5.25%, 07/01/16	900	1,009,575
5.25%, 07/01/16 (NPFGC)	190	213,133
5.25%, 07/01/18	1,100	1,301,872
5.50%, 07/01/14	1,660	1,712,356
5.50%, 07/01/15	445	481,801
Series C
5.00%, 07/01/14	800	822,880
5.00%, 07/01/16	735	819,768
5.25%, 07/01/16 (NPFGC)	125	140,219
State of Washington GO
5.00%, 01/01/16	500	548,345

Security	Principal (000s)	Value

Series A
5.00%, 07/01/15	$300	$322,533
Series R-2006A
5.00%, 07/01/15 (AMBAC)	600	645,066
Series R-2010A
5.00%, 01/01/17	150	170,316
Series R-2011C
5.00%, 07/01/16	1,000	1,116,980
5.00%, 07/01/17	650	749,027
5.00%, 07/01/18	300	352,152
Series R-2012A
5.00%, 07/01/14	1,000	1,028,600
Series R-C
5.00%, 07/01/18	2,000	2,347,680
Series S-5
0.00%, 01/01/17 (NPFGC-FGIC)	375	363,064
State of Washington RB Appropriations
5.00%, 09/01/18	500	582,100
State of Washington RB Federal Grant Revenue
5.00%, 09/01/17	1,000	1,147,720
Washington State Public Power Supply System RB Electric Power & Light Revenues Series B
7.13%, 07/01/16 (NPFGC)	500	583,540

		21,993,587
WISCONSIN — 0.53%
State of Wisconsin GO
Series 1
5.00%, 05/01/15 (NPFGC)	860	917,921
5.00%, 05/01/16 (AMBAC)	100	110,958
5.50%, 05/01/14 (NPFGC)	300	306,798
Series A
5.00%, 05/01/16 (NPFGC-FGIC)	1,970	2,185,873
State of Wisconsin RB Miscellaneous Revenue
Series 1
5.00%, 07/01/15	100	107,428
5.00%, 07/01/16	250	278,352

		3,907,330

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $717,497,710)		723,529,330

253

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2013

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.80%
MONEY MARKET FUNDS — 0.80%
BlackRock Liquidity Funds - MuniFund, Institutional Shares
0.01%[a,b]	5,833	$5,833,211

		5,833,211

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,833,211)		5,833,211

TOTAL INVESTMENTS IN SECURITIES — 99.53%
(Cost: $723,330,921)		729,362,541
Other Assets, Less Liabilities — 0.47%		3,443,896

NET ASSETS — 100.00%		$732,806,437

COP — Certificates of Participation
ETM — Escrowed to Maturity
GO — General Obligation
GOI — General Obligation of the Issuer
GOL — General Obligation Limited
GTD — Guaranteed by the Commonwealth, County or State
PR — Prerefunded
PSF — Permanent School Fund
RB — Revenue Bond
SAP — Subject to Appropriations
SAW — State Aid Withholding
SO — Special Obligation
ST — Special Tax

Insured by:
AGC — Assured Guaranty Corp.
AGC-ICC — AGC Insured Custody Certificates
AGM — Assured Guaranty Municipal Corp.
AMBAC — Ambac Financial Group Inc.
CIFG — CDC IXIS Financial Guaranty
FGIC — Financial Guaranty Insurance Co.
NPFGC — National Public Finance Guarantee Corp.
XLCA — XL Capital Assurance Inc.
XLCA - ICR — XL Capital Ltd. - Insured Custodial Receipts

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

254

Notes to Schedules of Investments  (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF
10+ Year Credit Bond
1-3 Year Credit Bond
1-3 Year Treasury Bond
3-7 Year Treasury Bond
7-10 Year Treasury Bond
10-20 Year Treasury Bond
20+ Year Treasury Bond
Agency Bond
California AMT-Free Muni Bond
Core Long-Term U.S. Bond
Core Total U.S. Bond Market
Credit Bond
Government/Credit Bond
iBoxx $ High Yield Corporate Bond
iBoxx $ Investment Grade Corporate Bond
Intermediate Credit Bond
Intermediate Government/Credit Bond
MBS
National AMT-Free Muni Bond
New York AMT-Free Muni Bond
Short Treasury Bond
Short-Term National AMT-Free Muni Bond

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of November 30, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

10+ Year Credit Bond
Assets:
Corporate Bonds & Notes	$—	$216,261,291	$—	$216,261,291
Foreign Agency Obligations	—	12,056,798	—	12,056,798
Foreign Government Obligations	—	30,157,881	—	30,157,881
U.S. Government Obligations	—	1,501,172	—	1,501,172
Money Market Funds	19,367,169	—	—	19,367,169

	$19,367,169	$259,977,142	$—	$279,344,311

1-3 Year Credit Bond
Assets:
Corporate Bonds & Notes	$—	$9,442,584,877	$—	$9,442,584,877
Foreign Agency Obligations	—	1,601,179,628	—	1,601,179,628
Foreign Government Obligations	—	280,454,557	—	280,454,557
Municipal Debt Obligations	—	38,314,065	—	38,314,065
U.S. Government Obligations	—	60,142,799	—	60,142,799
Money Market Funds	712,198,419	—	—	712,198,419

	$712,198,419	$11,422,675,926	$—	$12,134,874,345

1-3 Year Treasury Bond
Assets:
U.S. Government Obligations	$—	$8,317,905,441	$—	$8,317,905,441
Money Market Funds	20,913,078	—	—	20,913,078

	$20,913,078	$8,317,905,441	$—	$8,338,818,519

3-7 Year Treasury Bond
Assets:
U.S. Government Obligations	$—	$2,603,688,916	$—	$2,603,688,916
Money Market Funds	1,059,326,186	—	—	1,059,326,186

	$1,059,326,186	$2,603,688,916	$—	$3,663,015,102

7-10 Year Treasury Bond
Assets:
U.S. Government Obligations	$—	$3,776,579,491	$—	$3,776,579,491
Money Market Funds	1,900,516,119	—	—	1,900,516,119

	$1,900,516,119	$3,776,579,491	$—	$5,677,095,610

10-20 Year Treasury Bond
Assets:
U.S. Government Obligations	$—	$219,892,235	$—	$219,892,235
Money Market Funds	100,375,440	—	—	100,375,440

	$100,375,440	$219,892,235	$—	$320,267,675

20+ Year Treasury Bond
Assets:
U.S. Government Obligations	$—	$2,406,747,763	$—	$2,406,747,763
Money Market Funds	1,128,588,379	—	—	1,128,588,379

	$1,128,588,379	$2,406,747,763	$—	$3,535,336,142

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Agency Bond
Assets:
Corporate Bonds & Notes	$—	$11,348,346	$—	$11,348,346
Foreign Government Obligations	—	17,771,923	—	17,771,923
U.S. Government Agency Obligations	—	380,808,547	—	380,808,547
Money Market Funds	124,613,189	—	—	124,613,189

	$124,613,189	$409,928,816	$—	$534,542,005

California AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$232,182,066	$—	$232,182,066
Money Market Funds	2,243,007	—	—	2,243,007

	$2,243,007	$232,182,066	$—	$234,425,073

Long-Term U.S. Bond
Assets:
Corporate Bonds & Notes	$—	$13,767,352	$—	$13,767,352
Foreign Agency Obligations	—	389,568	—	389,568
Foreign Government Obligations	—	1,516,788	—	1,516,788
Municipal Debt Obligations	—	1,766,548	—	1,766,548
U.S. Government & Agency Obligations	—	10,098,744	—	10,098,744
Money Market Funds	3,410,609	—	—	3,410,609

	$3,410,609	$27,539,000	$—	$30,949,609

Total U.S. Bond Market
Assets:
Collateralized Mortgage Obligations	$—	$253,302,190	$—	$253,302,190
Corporate Bonds & Notes	—	3,416,350,443	—	3,416,350,443
Foreign Agency Obligations	—	317,613,819	—	317,613,819
Foreign Government Obligations	—	219,138,306	—	219,138,306
Municipal Debt Obligations	—	133,726,152	—	133,726,152
U.S. Government & Agency Obligations	—	10,231,204,929	—	10,231,204,929
Money Market Funds	5,891,657,444	—	—	5,891,657,444

	$5,891,657,444	$14,571,335,839	$—	$20,462,993,283

Credit Bond
Assets:
Corporate Bonds & Notes	$—	$699,758,438	$—	$699,758,438
Foreign Agency Obligations	—	66,545,907	—	66,545,907
Foreign Government Obligations	—	43,021,582	—	43,021,582
Municipal Debt Obligations	—	25,919,204	—	25,919,204
Money Market Funds	55,775,697	—	—	55,775,697

	$55,775,697	$835,245,131	$—	$891,020,828

Government/Credit Bond
Assets:
Corporate Bonds & Notes	$—	$36,870,905	$—	$36,870,905
Foreign Agency Obligations	—	3,643,288	—	3,643,288
Foreign Government Obligations	—	2,362,495	—	2,362,495
Municipal Debt Obligations	—	1,349,387	—	1,349,387
U.S. Government & Agency Obligations	—	65,267,372	—	65,267,372
Money Market Funds	28,709,591	—	—	28,709,591

	$28,709,591	$109,493,447	$—	$138,203,038

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

iBoxx $ High Yield Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$15,743,752,291	$—	$15,743,752,291
Money Market Funds	2,683,229,026	—	—	2,683,229,026

	$2,683,229,026	$15,743,752,291	$—	$18,426,981,317

iBoxx $ Investment Grade Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$15,299,988,145	$—	$15,299,988,145
U.S. Government Obligations	—	70,359,552	—	70,359,552
Money Market Funds	1,033,876,702	—	—	1,033,876,702

	$1,033,876,702	$15,370,347,697	$—	$16,404,224,399

Intermediate Credit Bond
Assets:
Corporate Bonds & Notes	$—	$4,580,312,678	$—	$4,580,312,678
Foreign Agency Obligations	—	560,041,149	—	560,041,149
Foreign Government Obligations	—	210,239,797	—	210,239,797
Municipal Debt Obligations	—	25,751,177	—	25,751,177
Money Market Funds	446,558,808	—	—	446,558,808

	$446,558,808	$5,376,344,801	$—	$5,822,903,609

Intermediate Government/Credit Bond
Assets:
Corporate Bonds & Notes	$—	$388,889,598	$—	$388,889,598
Foreign Agency Obligations	—	47,658,272	—	47,658,272
Foreign Government Obligations	—	17,592,996	—	17,592,996
Municipal Debt Obligations	—	1,661,120	—	1,661,120
U.S. Government & Agency Obligations	—	789,488,220	—	789,488,220
Money Market Funds	482,469,174	—	—	482,469,174

	$482,469,174	$1,245,290,206	$—	$1,727,759,380

MBS
Assets:
U.S. Government Agency Obligations	$—	$5,527,300,182	$—	$5,527,300,182
Money Market Funds	1,322,787,352	—	—	1,322,787,352

	$1,322,787,352	$5,527,300,182	$—	$6,850,087,534

National AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$3,055,899,866	$—	$3,055,899,866
Money Market Funds	1,482,499	—	—	1,482,499

	$1,482,499	$3,055,899,866	$—	$3,057,382,365

New York AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$128,780,588	$—	$128,780,588
Money Market Funds	2,228,577	—	—	2,228,577

	$2,228,577	$128,780,588	$—	$131,009,165

Short Treasury Bond
Assets:
U.S. Government Obligations	$—	$2,916,034,051	$—	$2,916,034,051
Money Market Funds	8,739,444	—	—	8,739,444

	$8,739,444	$2,916,034,051	$—	$2,924,773,495

Short-Term National AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$723,529,330	$—	$723,529,330
Money Market Funds	5,833,211	—	—	5,833,211

	$5,833,211	$723,529,330	$—	$729,362,541

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Core Total U.S. Bond Market ETF and iShares MBS ETF may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

FEDERAL INCOME TAXES

As of November 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
10+ Year Credit Bond	$298,761,282	$2,226,312	$(21,643,283)	$(19,416,971)
1-3 Year Credit Bond	12,063,547,655	75,111,122	(3,784,432)	71,326,690
1-3 Year Treasury Bond	8,316,213,500	22,695,229	(90,210)	22,605,019
3-7 Year Treasury Bond	3,692,698,326	3,324,597	(33,007,821)	(29,683,224)
7-10 Year Treasury Bond	5,798,144,566	2,076,888	(123,125,844)	(121,048,956)
10-20 Year Treasury Bond	345,208,982	—	(24,941,307)	(24,941,307)
20+ Year Treasury Bond	3,966,547,467	46,811	(431,258,136)	(431,211,325)
Agency Bond	533,025,583	3,782,729	(2,266,307)	1,516,422
California AMT-Free Muni Bond	229,882,397	8,345,899	(3,803,223)	4,542,676
Core Long-Term U.S. Bond	33,975,406	261,647	(3,287,444)	(3,025,797)
Core Total U.S. Bond Market	20,230,595,507	376,822,383	(144,424,607)	232,397,776
Credit Bond	882,675,616	27,963,114	(19,617,902)	8,345,212
Government/Credit Bond	137,129,550	2,595,568	(1,522,080)	1,073,488
iBoxx $ High Yield Corporate Bond	18,100,001,264	529,944,771	(202,964,718)	326,980,053
iBoxx $ Investment Grade Corporate Bond	16,332,970,879	471,588,126	(400,334,606)	71,253,520
Intermediate Credit Bond	5,753,114,887	131,349,283	(61,560,561)	69,788,722
Intermediate Government/Credit Bond	1,709,794,253	24,428,015	(6,462,888)	17,965,127
MBS	6,916,056,409	30,841,527	(96,810,402)	(65,968,875)
National AMT-Free Muni Bond	3,057,359,300	80,161,274	(80,138,209)	23,065
New York AMT-Free Muni Bond	129,895,730	4,019,123	(2,905,688)	1,113,435
Short Treasury Bond	2,925,230,107	18,123	(474,735)	(456,612)
Short-Term National AMT-Free Muni Bond	723,330,921	6,196,610	(164,990)	6,031,620

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”).

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the nine months ended November 30, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
1-3 Year Credit Bond
PNC Bank N.A.
0.80%, 01/28/16	$1,000	$1,500	$—	$2,500	$2,500,332	$5,371	$—
1.30%, 10/03/16	—	10,000	—	10,000	10,099,492	3,011	—
PNC Funding Corp.
2.70%, 09/19/16	—	6,721	—	6,721	7,021,641	5,676	—
3.00%, 05/19/14	8,000		(8,000)	—	—	38,756	55,445
3.63%, 02/08/15	20,904	—	—	20,904	21,619,794	180,056	—
4.25%, 09/21/15	5,500	—	—	5,500	5,847,618	31,024	—
5.25%, 11/15/15	—	6,526	—	6,526	7,052,490	30,657	—
5.40%, 06/10/14	8,263		(8,263)	—	—	48,148	44,120

					$54,141,367	$342,699	$99,565

Core Total U.S. Bond Market
PNC Bank N.A.
3.80%, 07/25/23	$—	$5,000	$—	$5,000	$4,904,560	$31,431	$—
PNC Funding Corp.
5.25%, 11/15/15	9,135	—	(750)	8,385	9,061,466	305,471	59,886
5.40%, 06/10/14	998	—	—	998	1,023,889	36,633	—
6.70%, 06/10/19	998	—	—	998	1,213,690	47,594	—

					$16,203,605	$421,129	$59,886

Credit Bond
PNC Bank N.A.
0.80%, 01/28/16	$500	$—	$—	$500	$500,066	$2,660	$—
PNC Funding Corp.
3.30%, 03/08/22	910	—	(100)	810	790,326	21,240	(2,509)
3.63%, 02/08/15	500	—	—	500	517,121	11,834	—
4.25%, 09/21/15	200	—	—	200	212,641	6,397	—
5.13%, 02/08/20	925	—	(480)	445	498,215	24,196	19,210

					$2,518,369	$66,327	$16,701

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
Government/Credit Bond
PNC Funding Corp.
3.30%, 03/08/22	$100	$—	$—	$100	$97,571	$2,010	$—

iBoxx $ Investment Grade Corporate Bond
PNC Bank N.A.
2.70%, 11/01/22	$14,250	$500	$—	$14,750	$13,522,586	$287,001	$—
2.95%, 01/30/23	5,000	—	—	5,000	4,630,771	109,769	—
3.80%, 07/25/23	—	10,000	—	10,000	9,814,587	124,005	—
PNC Funding Corp.
2.70%, 09/19/16	13,654	1,000	(14,654)	—	—	84,933	(171,477)
3.30%, 03/08/22	19,738	10,000	(22,250)	7,488	7,339,519	552,167	(958,446)
4.38%, 08/11/20	10,208	915	(7,600)	3,523	3,782,351	238,165	514,296
5.13%, 02/08/20	18,839	930	(16,000)	3,769	4,223,125	292,411	1,092,747

					$43,312,939	$1,688,451	$477,120

Intermediate Credit Bond
PNC Bank N.A.
2.95%, 01/30/23	$3,000	$—	$—	$3,000	$2,772,802	$67,627	$—
3.80%, 07/25/23	—	500	—	500	490,456	5,587	—
4.88%, 09/21/17	340	—	—	340	377,766	7,904	—
5.25%, 01/15/17	290	—	—	290	321,743	7,009	—
6.00%, 12/07/17	1,000	—	—	1,000	1,154,949	24,629	—
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	—	8,000	(2,600)	5,400	5,046,278	103,817	(215,715)
PNC Funding Corp.
2.70%, 09/19/16	2,093	—	—	2,093	2,186,623	36,708	—
3.30%, 03/08/22	1,862	—	—	1,862	1,816,774	46,909	—
3.63%, 02/08/15	335	—	—	335	346,471	3,429	—
4.25%, 09/21/15	750	1,500	—	2,250	2,392,208	31,999	—
4.38%, 08/11/20	1,992	—	(650)	1,342	1,449,536	58,967	43,525
5.13%, 02/08/20	2,411	480	(1,300)	1,591	1,781,258	63,906	116,881
5.25%, 11/15/15	1,957	—	(1,150)	807	872,105	52,301	128,055
5.40%, 06/10/14	1,700	—	—	1,700	1,744,100	51,611	—
5.63%, 02/01/17	1,750	—	—	1,750	1,947,158	65,024	—

					$24,700,227	$627,427	$72,746

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
Intermediate Government/Credit Bond
PNC Bank N.A.
1.30%, 10/03/16	$—	$250	$—	$250	$252,487	$545	$—
PNC Funding Corp.
3.30%, 03/08/22	500	200	—	700	682,998	13,505	—
5.25%, 11/15/15	135	—	—	135	145,891	3,510	—

					$1,081,376	$17,560	$—

3.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of November 30, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)

Date:	January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)

Date:	January 24, 2014

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	January 24, 2014